Quarterly Report
September 30, 2024
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 96.8%
COMMUNICATION SERVICES — 8.6%
Alphabet, Inc. Class A	1,577,040	$261,552,084
Alphabet, Inc. Class C	1,293,240	216,216,796
AT&T, Inc.	1,944,940	42,788,680
Charter Communications, Inc. Class A (a)(b)	26,300	8,523,304
Comcast Corp. Class A	1,047,666	43,761,009
Electronic Arts, Inc.	63,079	9,048,052
Fox Corp. Class A	70,066	2,965,894
Fox Corp. Class B	29,300	1,136,840
Interpublic Group of Cos., Inc.	97,166	3,073,361
Live Nation Entertainment, Inc. (a)	45,600	4,992,744
Match Group, Inc. (a)(b)	69,700	2,637,448
Meta Platforms, Inc. Class A	587,893	336,533,469
Netflix, Inc. (a)	115,504	81,923,522
News Corp. Class A	99,188	2,641,376
News Corp. Class B (b)	30,121	841,882
Omnicom Group, Inc. (b)	49,791	5,147,891
Paramount Global Class B	196,181	2,083,442
Take-Two Interactive Software, Inc. (a)(b)	45,000	6,916,950
T-Mobile U.S., Inc.	133,575	27,564,537
Verizon Communications, Inc.	1,129,415	50,722,028
Walt Disney Co.	491,464	47,273,922
Warner Bros Discovery, Inc. (a)	572,278	4,721,293
		1,163,066,524
CONSUMER DISCRETIONARY — 9.8%
Airbnb, Inc. Class A (a)	115,800	14,684,598
Amazon.com, Inc. (a)	2,512,600	468,172,758
Aptiv PLC (a)	72,419	5,214,892
AutoZone, Inc. (a)	4,476	14,099,579
Best Buy Co., Inc.	51,806	5,351,560
Booking Holdings, Inc.	8,924	37,588,959
BorgWarner, Inc.	56,977	2,067,695
Caesars Entertainment, Inc. (a)	52,500	2,191,350
CarMax, Inc. (a)	39,903	3,087,694
Carnival Corp. (a)	259,501	4,795,579
Chipotle Mexican Grill, Inc. (a)	364,300	20,990,966
Darden Restaurants, Inc.	34,371	5,641,312
Deckers Outdoor Corp. (a)	40,200	6,409,890
Domino's Pizza, Inc.	8,800	3,785,232
DR Horton, Inc.	79,797	15,222,874
eBay, Inc.	132,245	8,610,472
Expedia Group, Inc. (a)	34,034	5,037,713
Security Description	Shares	Value
Ford Motor Co.	1,054,038	$11,130,641
Garmin Ltd.	42,940	7,558,728
General Motors Co.	310,223	13,910,399
Genuine Parts Co.	35,489	4,957,104
Hasbro, Inc.	31,697	2,292,327
Hilton Worldwide Holdings, Inc.	67,800	15,627,900
Home Depot, Inc.	266,602	108,027,130
Las Vegas Sands Corp.	95,100	4,787,334
Lennar Corp. Class A	65,706	12,318,561
LKQ Corp.	71,700	2,862,264
Lowe's Cos., Inc.	152,850	41,399,423
Lululemon Athletica, Inc. (a)	31,900	8,656,065
Marriott International, Inc. Class A	61,255	15,227,993
McDonald's Corp.	193,410	58,895,279
MGM Resorts International (a)	71,300	2,787,117
Mohawk Industries, Inc. (a)	12,631	2,029,549
NIKE, Inc. Class B	324,506	28,686,330
Norwegian Cruise Line Holdings Ltd. (a)(b)	104,900	2,151,499
NVR, Inc. (a)	860	8,438,148
O'Reilly Automotive, Inc. (a)	15,780	18,172,248
Pool Corp.	10,900	4,107,120
PulteGroup, Inc.	56,762	8,147,050
Ralph Lauren Corp.	10,479	2,031,564
Ross Stores, Inc.	92,256	13,885,451
Royal Caribbean Cruises Ltd.	61,700	10,943,112
Starbucks Corp.	305,530	29,786,120
Tapestry, Inc.	56,928	2,674,477
Tesla, Inc. (a)	747,200	195,489,936
TJX Cos., Inc.	303,174	35,635,072
Tractor Supply Co.	27,826	8,095,418
Ulta Beauty, Inc. (a)	12,500	4,864,000
Wynn Resorts Ltd.	24,141	2,314,639
Yum! Brands, Inc.	73,002	10,199,109
		1,321,042,230
CONSUMER STAPLES — 5.7%
Altria Group, Inc.	457,229	23,336,968
Archer-Daniels-Midland Co.	123,332	7,367,854
Brown-Forman Corp. Class B (b)	46,552	2,290,358
Bunge Global SA	36,600	3,537,024
Campbell Soup Co.	46,982	2,298,359
Church & Dwight Co., Inc.	68,500	7,173,320
Clorox Co.	33,164	5,402,747
Coca-Cola Co.	1,037,300	74,540,378
Colgate-Palmolive Co.	219,423	22,778,302
Conagra Brands, Inc.	136,624	4,443,012
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Constellation Brands, Inc. Class A	42,050	$10,835,864
Costco Wholesale Corp.	119,155	105,633,291
Dollar General Corp.	54,713	4,627,078
Dollar Tree, Inc. (a)	54,726	3,848,332
Estee Lauder Cos., Inc. Class A	61,241	6,105,115
General Mills, Inc.	150,942	11,147,067
Hershey Co.	41,467	7,952,541
Hormel Foods Corp.	71,502	2,266,613
J.M. Smucker Co.	30,405	3,682,046
Kellanova	72,128	5,821,451
Kenvue, Inc.	529,102	12,238,129
Keurig Dr. Pepper, Inc.	287,700	10,782,996
Kimberly-Clark Corp.	91,127	12,965,550
Kraft Heinz Co.	235,418	8,265,526
Kroger Co.	172,542	9,886,657
Lamb Weston Holdings, Inc. (b)	36,200	2,343,588
McCormick & Co., Inc.	63,384	5,216,503
Molson Coors Beverage Co. Class B	47,353	2,723,745
Mondelez International, Inc. Class A	358,715	26,426,534
Monster Beverage Corp. (a)	195,270	10,187,236
PepsiCo, Inc.	368,016	62,581,121
Philip Morris International, Inc.	421,112	51,122,997
Procter & Gamble Co.	632,726	109,588,143
Sysco Corp.	135,074	10,543,876
Target Corp.	122,672	19,119,658
Tyson Foods, Inc. Class A	73,144	4,356,457
Walgreens Boots Alliance, Inc. (b)	190,405	1,706,029
Walmart, Inc.	1,172,309	94,663,952
		769,806,417
ENERGY — 3.2%
APA Corp.	102,155	2,498,711
Baker Hughes Co.	266,479	9,633,216
Chevron Corp.	458,310	67,495,314
ConocoPhillips	311,935	32,840,517
Coterra Energy, Inc.	184,578	4,420,643
Devon Energy Corp.	165,073	6,457,656
Diamondback Energy, Inc.	48,500	8,361,400
EOG Resources, Inc.	149,671	18,399,056
EQT Corp.	156,800	5,745,152
Exxon Mobil Corp.	1,190,552	139,556,505
Halliburton Co.	250,867	7,287,686
Hess Corp.	72,457	9,839,661
Kinder Morgan, Inc.	514,750	11,370,828
Marathon Oil Corp.	146,988	3,914,290
Marathon Petroleum Corp.	87,741	14,293,886
Occidental Petroleum Corp.	183,373	9,451,044
ONEOK, Inc.	159,396	14,525,757
Phillips 66 Co.	114,973	15,113,201
Schlumberger NV	380,550	15,964,073
Targa Resources Corp.	59,200	8,762,192
Security Description	Shares	Value
Valero Energy Corp.	88,823	$11,993,770
Williams Cos., Inc.	321,858	14,692,818
		432,617,376
FINANCIALS — 12.5%
Aflac, Inc.	132,206	14,780,631
Allstate Corp.	70,839	13,434,616
American Express Co.	151,112	40,981,574
American International Group, Inc.	168,401	12,332,005
Ameriprise Financial, Inc.	26,044	12,235,732
Aon PLC Class A	57,198	19,789,936
Arch Capital Group Ltd. (a)	103,600	11,590,768
Arthur J Gallagher & Co.	58,700	16,516,419
Assurant, Inc.	12,685	2,522,539
Bank of America Corp.	1,817,905	72,134,470
Bank of New York Mellon Corp.	193,294	13,890,107
Berkshire Hathaway, Inc. Class B (a)	491,484	226,210,426
BlackRock, Inc.	37,516	35,621,817
Blackstone, Inc.	191,000	29,247,830
Brown & Brown, Inc.	60,900	6,309,240
Capital One Financial Corp.	102,095	15,286,684
Cboe Global Markets, Inc.	29,300	6,002,691
Charles Schwab Corp.	397,104	25,736,310
Chubb Ltd.	102,353	29,517,582
Cincinnati Financial Corp.	42,109	5,731,877
Citigroup, Inc.	506,427	31,702,330
Citizens Financial Group, Inc.	118,700	4,875,009
CME Group, Inc.	95,863	21,152,171
Corpay, Inc. (a)	19,300	6,036,268
Discover Financial Services	65,528	9,192,923
Erie Indemnity Co. Class A	6,700	3,616,794
Everest Group Ltd.	11,200	4,388,496
FactSet Research Systems, Inc.	9,600	4,414,560
Fidelity National Information Services, Inc.	146,191	12,243,496
Fifth Third Bancorp	181,762	7,786,684
Fiserv, Inc. (a)	154,924	27,832,097
Franklin Resources, Inc.	70,089	1,412,293
Global Payments, Inc.	67,068	6,869,105
Globe Life, Inc.	21,412	2,267,745
Goldman Sachs Group, Inc.	85,646	42,404,191
Hartford Financial Services Group, Inc.	80,167	9,428,441
Huntington Bancshares, Inc.	384,891	5,657,898
Intercontinental Exchange, Inc.	152,085	24,430,934
Invesco Ltd.	117,111	2,056,469
Jack Henry & Associates, Inc.	17,900	3,160,066
JPMorgan Chase & Co.	766,543	161,633,257
KeyCorp	233,396	3,909,383
KKR & Co., Inc.	181,400	23,687,212
Loews Corp.	47,119	3,724,757
M&T Bank Corp.	45,145	8,041,227

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	9,200	$2,357,040
Marsh & McLennan Cos., Inc.	132,519	29,563,664
Mastercard, Inc. Class A	221,151	109,204,364
MetLife, Inc.	162,870	13,433,518
Moody's Corp.	42,032	19,947,967
Morgan Stanley	333,227	34,735,582
MSCI, Inc.	21,000	12,241,530
Nasdaq, Inc.	113,225	8,266,557
Northern Trust Corp.	52,696	4,744,221
PayPal Holdings, Inc. (a)	279,745	21,828,502
PNC Financial Services Group, Inc.	107,975	19,959,179
Principal Financial Group, Inc.	56,065	4,815,984
Progressive Corp.	158,949	40,334,898
Prudential Financial, Inc.	93,102	11,274,652
Raymond James Financial, Inc.	47,600	5,829,096
Regions Financial Corp.	232,346	5,420,632
S&P Global, Inc.	86,788	44,836,417
State Street Corp. (c)	79,578	7,040,266
Synchrony Financial	105,676	5,271,119
T. Rowe Price Group, Inc.	57,555	6,269,466
Travelers Cos., Inc.	59,806	14,001,781
Truist Financial Corp.	352,315	15,068,513
U.S. Bancorp	426,622	19,509,424
Visa, Inc. Class A	448,860	123,414,057
W.R. Berkley Corp.	77,250	4,382,393
Wells Fargo & Co.	921,803	52,072,651
Willis Towers Watson PLC	28,445	8,377,906
		1,685,998,439
HEALTH CARE — 11.2%
Abbott Laboratories	466,349	53,168,449
AbbVie, Inc.	475,080	93,818,798
Agilent Technologies, Inc.	79,493	11,803,121
Align Technology, Inc. (a)	17,500	4,450,600
Amgen, Inc.	144,854	46,673,407
Baxter International, Inc.	136,079	5,166,920
Becton Dickinson & Co.	78,456	18,915,742
Biogen, Inc. (a)	38,684	7,498,507
Bio-Techne Corp.	39,500	3,157,235
Boston Scientific Corp. (a)	400,457	33,558,297
Bristol-Myers Squibb Co.	539,575	27,917,610
Cardinal Health, Inc.	62,633	6,922,199
Catalent, Inc. (a)	47,000	2,846,790
Cencora, Inc.	45,934	10,338,825
Centene Corp. (a)	144,404	10,870,733
Charles River Laboratories International, Inc. (a)	12,800	2,521,216
Cigna Group	75,541	26,170,424
Cooper Cos., Inc. (a)	51,200	5,649,408
CVS Health Corp.	334,194	21,014,119
Danaher Corp.	174,194	48,429,416
DaVita, Inc. (a)(b)	13,828	2,266,824
Dexcom, Inc. (a)	109,400	7,334,176
Edwards Lifesciences Corp. (a)	163,430	10,784,746
Security Description	Shares	Value
Elevance Health, Inc.	62,519	$32,509,880
Eli Lilly & Co.	212,472	188,237,444
GE HealthCare Technologies, Inc.	126,507	11,872,682
Gilead Sciences, Inc.	331,152	27,763,784
HCA Healthcare, Inc.	50,900	20,687,287
Henry Schein, Inc. (a)(b)	31,800	2,318,220
Hologic, Inc. (a)	63,200	5,148,272
Humana, Inc.	32,390	10,259,209
IDEXX Laboratories, Inc. (a)	21,500	10,862,230
Incyte Corp. (a)	45,600	3,014,160
Insulet Corp. (a)	17,300	4,026,575
Intuitive Surgical, Inc. (a)	95,232	46,784,625
IQVIA Holdings, Inc. (a)	45,200	10,711,044
Johnson & Johnson	647,145	104,876,319
Labcorp Holdings, Inc.	21,575	4,821,581
McKesson Corp.	34,952	17,280,968
Medtronic PLC	349,093	31,428,843
Merck & Co., Inc.	682,272	77,478,808
Mettler-Toledo International, Inc. (a)	5,700	8,548,290
Moderna, Inc. (a)	86,600	5,787,478
Molina Healthcare, Inc. (a)	15,100	5,202,856
Pfizer, Inc.	1,536,433	44,464,371
Quest Diagnostics, Inc.	29,942	4,648,495
Regeneron Pharmaceuticals, Inc. (a)	28,542	30,004,492
ResMed, Inc.	40,000	9,764,800
Revvity, Inc.	30,986	3,958,461
Solventum Corp. (a)	36,289	2,530,069
STERIS PLC	26,200	6,354,548
Stryker Corp.	92,694	33,486,634
Teleflex, Inc.	11,900	2,943,108
Thermo Fisher Scientific, Inc.	103,312	63,905,704
UnitedHealth Group, Inc.	248,874	145,511,650
Universal Health Services, Inc. Class B	15,200	3,480,952
Vertex Pharmaceuticals, Inc. (a)	68,552	31,882,164
Viatris, Inc.	302,314	3,509,865
Waters Corp. (a)	14,850	5,344,366
West Pharmaceutical Services, Inc.	19,100	5,733,056
Zimmer Biomet Holdings, Inc.	54,925	5,929,154
Zoetis, Inc.	122,420	23,918,420
		1,518,268,426
INDUSTRIALS — 8.2%
3M Co.	144,658	19,774,749
A.O. Smith Corp.	32,900	2,955,407
Allegion PLC	25,496	3,715,787
Amentum Holdings, Inc. (a)	36,143	1,165,612
AMETEK, Inc.	60,399	10,371,112
Automatic Data Processing, Inc.	109,352	30,260,979
Axon Enterprise, Inc. (a)	20,000	7,992,000
Boeing Co. (a)	155,964	23,712,767

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	30,600	$6,579,918
Builders FirstSource, Inc. (a)	31,400	6,087,204
Carrier Global Corp.	229,479	18,470,765
Caterpillar, Inc.	130,824	51,167,883
CH Robinson Worldwide, Inc.	28,479	3,143,227
Cintas Corp.	90,164	18,562,964
Copart, Inc. (a)	242,500	12,707,000
CSX Corp.	526,265	18,171,931
Cummins, Inc.	37,870	12,261,927
Dayforce, Inc. (a)(b)	45,700	2,799,125
Deere & Co.	69,183	28,872,141
Delta Air Lines, Inc.	169,034	8,585,237
Dover Corp.	37,050	7,103,967
Eaton Corp. PLC	107,225	35,538,654
Emerson Electric Co.	152,579	16,687,565
Equifax, Inc.	32,588	9,576,310
Expeditors International of Washington, Inc.	37,276	4,898,066
Fastenal Co.	150,116	10,721,285
FedEx Corp.	59,950	16,407,116
Fortive Corp.	90,549	7,147,033
GE Vernova, Inc. (a)	73,980	18,863,420
Generac Holdings, Inc. (a)	17,000	2,700,960
General Dynamics Corp.	68,772	20,782,898
General Electric Co.	293,523	55,352,567
Honeywell International, Inc.	173,378	35,838,966
Howmet Aerospace, Inc.	108,986	10,925,847
Hubbell, Inc.	14,300	6,125,405
Huntington Ingalls Industries, Inc.	11,500	3,040,370
IDEX Corp.	21,100	4,525,950
Illinois Tool Works, Inc.	72,400	18,973,868
Ingersoll Rand, Inc.	105,787	10,384,052
Jacobs Solutions, Inc.	36,143	4,731,119
JB Hunt Transport Services, Inc.	22,900	3,946,357
Johnson Controls International PLC	184,508	14,319,666
L3Harris Technologies, Inc.	50,421	11,993,643
Leidos Holdings, Inc.	38,400	6,259,200
Lockheed Martin Corp.	56,971	33,302,968
Masco Corp.	56,084	4,707,691
Nordson Corp.	13,400	3,519,242
Norfolk Southern Corp.	60,787	15,105,570
Northrop Grumman Corp.	36,725	19,393,371
Old Dominion Freight Line, Inc. (b)	50,300	9,991,592
Otis Worldwide Corp.	107,689	11,193,195
PACCAR, Inc.	144,708	14,279,785
Parker-Hannifin Corp.	34,289	21,664,476
Paychex, Inc.	88,607	11,890,173
Paycom Software, Inc.	12,200	2,032,154
Pentair PLC	47,304	4,625,858
Quanta Services, Inc.	40,907	12,196,422
Republic Services, Inc.	56,789	11,405,503
Rockwell Automation, Inc.	29,426	7,899,704
Security Description	Shares	Value
Rollins, Inc.	79,325	$4,012,259
RTX Corp.	355,201	43,036,153
Snap-on, Inc.	13,640	3,951,644
Southwest Airlines Co. (b)	150,759	4,466,989
Stanley Black & Decker, Inc.	37,957	4,180,204
Textron, Inc.	49,633	4,396,491
Trane Technologies PLC	61,284	23,822,929
TransDigm Group, Inc.	15,000	21,406,950
Uber Technologies, Inc. (a)	561,500	42,202,340
Union Pacific Corp.	165,298	40,742,651
United Airlines Holdings, Inc. (a)	81,800	4,667,508
United Parcel Service, Inc. Class B	195,791	26,694,145
United Rentals, Inc.	17,800	14,413,194
Veralto Corp.	69,964	7,826,173
Verisk Analytics, Inc.	37,400	10,021,704
Waste Management, Inc.	97,535	20,248,266
Westinghouse Air Brake Technologies Corp.	46,966	8,537,010
WW Grainger, Inc.	12,257	12,732,694
Xylem, Inc.	64,758	8,744,273
		1,113,513,300
INFORMATION TECHNOLOGY — 30.7%
Accenture PLC Class A	168,418	59,532,395
Adobe, Inc. (a)	119,544	61,897,492
Advanced Micro Devices, Inc. (a)	435,794	71,505,080
Akamai Technologies, Inc. (a)	40,090	4,047,086
Amphenol Corp. Class A	325,880	21,234,341
Analog Devices, Inc.	131,961	30,373,463
ANSYS, Inc. (a)	22,700	7,232,901
Apple, Inc.	4,087,996	952,503,068
Applied Materials, Inc.	223,654	45,189,291
Arista Networks, Inc. (a)	68,500	26,291,670
Autodesk, Inc. (a)	58,406	16,089,685
Broadcom, Inc.	1,248,810	215,419,725
Cadence Design Systems, Inc. (a)	72,200	19,568,366
CDW Corp.	35,000	7,920,500
Cisco Systems, Inc.	1,086,390	57,817,676
Cognizant Technology Solutions Corp. Class A	134,841	10,407,028
Corning, Inc.	215,826	9,744,544
Crowdstrike Holdings, Inc. Class A (a)	63,400	17,781,798
Dell Technologies, Inc. Class C	76,700	9,092,018
Enphase Energy, Inc. (a)	38,000	4,294,760
EPAM Systems, Inc. (a)	16,100	3,204,383
F5, Inc. (a)	15,641	3,444,148
Fair Isaac Corp. (a)	6,700	13,021,584
First Solar, Inc. (a)	30,000	7,483,200
Fortinet, Inc. (a)	173,600	13,462,680
Gartner, Inc. (a)	21,000	10,641,960
Gen Digital, Inc.	144,560	3,965,281

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
GoDaddy, Inc. Class A (a)	37,000	$5,800,860
Hewlett Packard Enterprise Co.	339,353	6,943,162
HP, Inc.	261,053	9,363,971
Intel Corp.	1,160,936	27,235,559
International Business Machines Corp.	247,895	54,804,627
Intuit, Inc.	75,137	46,660,077
Jabil, Inc.	32,500	3,894,475
Juniper Networks, Inc.	78,349	3,054,044
Keysight Technologies, Inc. (a)	46,500	7,390,245
KLA Corp.	35,632	27,593,777
Lam Research Corp.	34,877	28,462,422
Microchip Technology, Inc.	149,666	12,016,683
Micron Technology, Inc.	300,834	31,199,494
Microsoft Corp.	1,998,658	860,022,537
Monolithic Power Systems, Inc.	13,500	12,480,750
Motorola Solutions, Inc.	44,372	19,950,982
NetApp, Inc.	54,114	6,683,620
NVIDIA Corp.	6,614,760	803,296,454
NXP Semiconductors NV	66,900	16,056,669
ON Semiconductor Corp. (a)	113,700	8,255,757
Oracle Corp.	431,935	73,601,724
Palantir Technologies, Inc. Class A (a)	537,100	19,980,120
Palo Alto Networks, Inc. (a)	86,700	29,634,060
PTC, Inc. (a)	32,800	5,925,648
Qorvo, Inc. (a)	26,300	2,716,790
QUALCOMM, Inc.	299,926	51,002,416
Roper Technologies, Inc.	29,565	16,451,149
Salesforce, Inc.	260,895	71,409,571
Seagate Technology Holdings PLC	60,024	6,574,429
ServiceNow, Inc. (a)	55,500	49,638,645
Skyworks Solutions, Inc.	44,700	4,415,019
Super Micro Computer, Inc. (a)	12,700	5,288,280
Synopsys, Inc. (a)	40,500	20,508,795
TE Connectivity PLC	80,051	12,086,901
Teledyne Technologies, Inc. (a)	13,490	5,904,033
Teradyne, Inc.	44,700	5,986,671
Texas Instruments, Inc.	244,193	50,442,948
Trimble, Inc. (a)	70,200	4,358,718
Tyler Technologies, Inc. (a)	11,700	6,829,524
VeriSign, Inc. (a)	23,153	4,398,144
Western Digital Corp. (a)	86,353	5,897,046
Zebra Technologies Corp. Class A (a)	14,500	5,369,640
		4,152,752,559
MATERIALS — 2.2%
Air Products & Chemicals, Inc.	60,902	18,132,961
Albemarle Corp. (b)	33,100	3,134,901
Amcor PLC	385,126	4,363,478
Avery Dennison Corp.	20,470	4,518,957
Ball Corp.	77,232	5,244,825
Security Description	Shares	Value
Celanese Corp.	32,200	$4,377,912
CF Industries Holdings, Inc.	54,020	4,634,916
Corteva, Inc.	192,082	11,292,501
Dow, Inc.	182,448	9,967,134
DuPont de Nemours, Inc.	109,273	9,737,317
Eastman Chemical Co.	29,436	3,295,360
Ecolab, Inc.	69,100	17,643,303
FMC Corp.	31,978	2,108,629
Freeport-McMoRan, Inc.	379,440	18,941,645
International Flavors & Fragrances, Inc.	72,076	7,562,935
International Paper Co. (b)	100,903	4,929,112
Linde PLC	129,563	61,783,412
LyondellBasell Industries NV Class A	66,558	6,382,912
Martin Marietta Materials, Inc.	15,845	8,528,571
Mosaic Co.	83,184	2,227,668
Newmont Corp.	301,333	16,106,249
Nucor Corp.	61,848	9,298,228
Packaging Corp. of America	24,000	5,169,600
PPG Industries, Inc.	60,854	8,060,721
Sherwin-Williams Co.	62,527	23,864,680
Smurfit WestRock PLC	126,236	6,238,583
Steel Dynamics, Inc.	39,800	5,017,984
Vulcan Materials Co.	34,271	8,582,487
		291,146,981
REAL ESTATE — 2.3%
Alexandria Real Estate Equities, Inc. REIT	43,400	5,153,750
American Tower Corp. REIT	123,918	28,818,370
AvalonBay Communities, Inc. REIT	39,769	8,957,967
BXP, Inc. REIT	42,746	3,439,343
Camden Property Trust REIT	26,100	3,224,133
CBRE Group, Inc. Class A (a)	79,367	9,879,604
CoStar Group, Inc. (a)	105,200	7,936,288
Crown Castle, Inc. REIT	119,658	14,195,028
Digital Realty Trust, Inc. REIT	80,500	13,027,315
Equinix, Inc. REIT	25,043	22,228,918
Equity Residential REIT	95,319	7,097,453
Essex Property Trust, Inc. REIT	16,045	4,740,014
Extra Space Storage, Inc. REIT	59,100	10,649,229
Federal Realty Investment Trust REIT	20,700	2,379,879
Healthpeak Properties, Inc. REIT	204,323	4,672,867
Host Hotels & Resorts, Inc. REIT	176,662	3,109,251
Invitation Homes, Inc. REIT	152,500	5,377,150
Iron Mountain, Inc. REIT	79,881	9,492,259
Kimco Realty Corp. REIT	190,153	4,415,353
Mid-America Apartment Communities, Inc. REIT	33,000	5,243,700
Prologis, Inc. REIT	249,322	31,484,382

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Public Storage REIT	43,435	$15,804,693
Realty Income Corp. REIT	238,500	15,125,670
Regency Centers Corp. REIT	42,300	3,055,329
SBA Communications Corp. REIT	28,200	6,787,740
Simon Property Group, Inc. REIT	80,180	13,552,024
UDR, Inc. REIT	77,200	3,500,248
Ventas, Inc. REIT	108,097	6,932,261
VICI Properties, Inc. REIT	290,700	9,683,217
Welltower, Inc. REIT	152,419	19,514,205
Weyerhaeuser Co. REIT	191,887	6,497,294
		305,974,934
UTILITIES — 2.4%
AES Corp.	210,936	4,231,376
Alliant Energy Corp.	73,400	4,454,646
Ameren Corp.	69,604	6,087,566
American Electric Power Co., Inc.	145,109	14,888,183
American Water Works Co., Inc.	53,300	7,794,592
Atmos Energy Corp.	39,700	5,506,787
CenterPoint Energy, Inc.	168,376	4,953,622
CMS Energy Corp.	79,155	5,590,718
Consolidated Edison, Inc.	90,852	9,460,419
Constellation Energy Corp.	85,194	22,152,144
Dominion Energy, Inc.	221,866	12,821,636
DTE Energy Co.	55,045	7,068,328
Duke Energy Corp.	206,492	23,808,528
Edison International	99,814	8,692,801
Entergy Corp.	58,598	7,712,083
Evergy, Inc.	55,999	3,472,498
Eversource Energy	96,717	6,581,592
Exelon Corp.	260,484	10,562,626
FirstEnergy Corp.	138,893	6,159,905
NextEra Energy, Inc.	556,756	47,062,585
NiSource, Inc.	120,304	4,168,534
NRG Energy, Inc.	51,902	4,728,272
PG&E Corp.	560,600	11,083,062
Pinnacle West Capital Corp. (b)	27,704	2,454,297
PPL Corp.	204,619	6,768,796
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	131,488	$11,730,044
Sempra	169,524	14,177,292
Southern Co.	295,159	26,617,439
Vistra Corp.	95,400	11,308,716
WEC Energy Group, Inc.	81,282	7,817,703
Xcel Energy, Inc.	144,751	9,452,240
		329,369,030
TOTAL COMMON STOCKS (Cost $7,479,681,273)		13,083,556,216

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	382,251,654	382,251,654
State Street Navigator Securities Lending Portfolio II (c) (f)	2,552,332	2,552,332
TOTAL SHORT-TERM INVESTMENTS (Cost $384,803,986)		384,803,986
TOTAL INVESTMENTS — 99.7% (Cost $7,864,485,259)		13,468,360,202
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		42,836,742
NET ASSETS — 100.0%		$13,511,196,944
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,413	12/20/2024	$400,891,559	$410,776,762	$9,885,203
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,083,556,216	$—	$—	$13,083,556,216
Short-Term Investments	384,803,986	—	—	384,803,986
TOTAL INVESTMENTS	$13,468,360,202	$—	$—	$13,468,360,202
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$9,885,203	$—	$—	$9,885,203
TOTAL OTHER FINANCIAL INSTRUMENTS:	$9,885,203	$—	$—	$9,885,203

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	79,578	$6,164,112	$—	$—	$—	$876,154	79,578	$7,040,266	$109,818
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,391,880	311,391,880	1,298,850,759	1,227,990,985	—	—	382,251,654	382,251,654	13,419,924
State Street Navigator Securities Lending Portfolio II	12,138,606	12,138,606	115,483,794	125,070,068	—	—	2,552,332	2,552,332	11,583
Total		$329,694,598	$1,414,334,553	$1,353,061,053	$—	$876,154		$391,844,252	$13,541,325
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$87,476
3.38%, 3/1/2041	70,000	54,457
4.65%, 10/1/2028	10,000	10,107
5.38%, 6/15/2033	140,000	143,090
5.40%, 10/1/2048	25,000	24,552
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	90,068
2.60%, 8/1/2031 (b)	200,000	177,228
5.30%, 11/1/2034 (b)	200,000	207,810
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	98,903
		893,691
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,348,928
2.60%, 10/30/2025	35,000	34,034
2.75%, 2/1/2026	550,000	534,006
2.95%, 2/1/2030	50,000	44,706
3.25%, 2/1/2028	50,000	47,387
3.25%, 3/1/2028	25,000	23,560
3.38%, 6/15/2046	25,000	16,935
3.50%, 3/1/2039	250,000	190,352
3.55%, 3/1/2038	165,000	128,825
3.63%, 2/1/2031	30,000	27,478
3.65%, 3/1/2047	100,000	70,190
3.75%, 2/1/2050	50,000	35,114
3.83%, 3/1/2059	250,000	169,190
5.04%, 5/1/2027	150,000	150,457
5.15%, 5/1/2030	1,200,000	1,202,676
5.71%, 5/1/2040	150,000	146,492
5.81%, 5/1/2050	200,000	193,232
5.93%, 5/1/2060	150,000	143,969
6.26%, 5/1/2027 (c)	35,000	36,159
6.30%, 5/1/2029 (c)	125,000	131,486
6.39%, 5/1/2031 (c)	55,000	58,482
6.53%, 5/1/2034 (c)	80,000	85,829
6.86%, 5/1/2054 (c)	695,000	762,248
7.01%, 5/1/2064 (c)	75,000	82,642
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	33,468
2.25%, 6/1/2031 (b)	45,000	39,983
2.85%, 6/1/2041	790,000	611,539
Security Description	Principal Amount	Value
3.63%, 4/1/2030	$100,000	$97,741
4.25%, 4/1/2050	60,000	54,133
Howmet Aerospace, Inc. 4.85%, 10/15/2031	150,000	153,301
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	13,979
3.85%, 12/15/2026	50,000	49,669
4.40%, 6/15/2028	100,000	100,368
5.35%, 6/1/2034	800,000	832,896
5.40%, 7/31/2033	250,000	260,985
5.50%, 8/15/2054	100,000	104,229
5.60%, 7/31/2053	75,000	79,051
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	349,705
3.55%, 1/15/2026	50,000	49,657
3.60%, 3/1/2035	50,000	46,534
3.90%, 6/15/2032	70,000	68,573
4.15%, 6/15/2053	500,000	440,380
4.70%, 5/15/2046	110,000	107,474
5.25%, 1/15/2033	500,000	532,005
5.70%, 11/15/2054	500,000	558,270
5.90%, 11/15/2063	500,000	577,930
Northrop Grumman Corp.:
3.25%, 1/15/2028	150,000	145,770
4.03%, 10/15/2047	100,000	86,029
4.70%, 3/15/2033	205,000	207,970
4.75%, 6/1/2043	25,000	24,096
4.95%, 3/15/2053	515,000	503,840
5.20%, 6/1/2054	750,000	763,807
RTX Corp.:
1.90%, 9/1/2031 (b)	125,000	106,270
2.25%, 7/1/2030	700,000	628,418
2.38%, 3/15/2032	750,000	650,812
2.82%, 9/1/2051	200,000	133,784
3.13%, 5/4/2027	200,000	195,140
3.13%, 7/1/2050	200,000	143,204
3.50%, 3/15/2027	136,000	133,965
4.13%, 11/16/2028	60,000	59,817
4.35%, 4/15/2047	450,000	399,582
4.45%, 11/16/2038	20,000	19,056
4.50%, 6/1/2042	100,000	93,103
4.63%, 11/16/2048	35,000	32,354
5.38%, 2/27/2053	600,000	616,806
5.75%, 11/8/2026	350,000	360,958
6.00%, 3/15/2031	350,000	380,835
		16,511,863
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	$250,000	$213,255
3.40%, 2/4/2041	550,000	428,565
3.88%, 9/16/2046	100,000	78,040
4.40%, 2/14/2026	117,000	116,909
4.45%, 5/6/2050	500,000	418,865
4.50%, 5/2/2043	25,000	22,078
4.80%, 2/14/2029	40,000	40,484
5.80%, 2/14/2039	285,000	299,544
5.95%, 2/14/2049 (b)	75,000	78,698
6.20%, 11/1/2028	500,000	532,510
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (b)	115,000	104,126
3.25%, 3/27/2030	250,000	238,487
4.50%, 8/15/2033	500,000	502,250
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	488,213
2.73%, 3/25/2031	50,000	44,645
3.22%, 9/6/2026	100,000	97,875
3.46%, 9/6/2029	100,000	95,276
3.56%, 8/15/2027	100,000	97,955
3.98%, 9/25/2050	250,000	190,983
4.39%, 8/15/2037	100,000	90,954
4.54%, 8/15/2047	105,000	88,706
4.70%, 4/2/2027	250,000	252,157
4.76%, 9/6/2049	100,000	86,137
6.42%, 8/2/2033	250,000	274,372
7.08%, 8/2/2043	200,000	229,128
7.08%, 8/2/2053	125,000	145,151
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	504,404
4.45%, 3/16/2028	250,000	250,085
5.93%, 2/2/2029	355,000	374,852
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	200,000	180,344
3.75%, 9/25/2027	30,000	29,665
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	142,596
1.75%, 11/1/2030	150,000	129,245
2.10%, 5/1/2030	550,000	490,941
2.75%, 2/25/2026	125,000	122,581
3.13%, 3/2/2028	200,000	193,250
4.13%, 3/4/2043	25,000	21,860
4.25%, 11/10/2044	250,000	220,875
4.50%, 3/20/2042	50,000	46,123
4.88%, 2/13/2026	100,000	101,006
4.88%, 2/15/2028	100,000	102,175
5.13%, 2/15/2030	100,000	103,708
5.25%, 2/13/2034	1,000,000	1,038,490
5.38%, 2/15/2033	100,000	104,554
5.63%, 9/7/2033	400,000	425,860
5.75%, 11/17/2032	750,000	805,530
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	26,014
Security Description	Principal Amount	Value
5.85%, 8/15/2045	$175,000	$175,032
		10,844,553
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	56,689	52,736
Series 2017-2, Class AA, 3.35%, 4/15/2031	67,527	63,709
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	76,082	71,102
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	19,274	18,378
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	100,000	90,541
5.13%, 6/15/2027	100,000	101,718
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	52,516	46,925
Series 2016-1, Class AA, 3.10%, 1/7/2030	31,532	29,881
Series 2018-1, Class AA, 3.50%, 9/1/2031	81,648	77,094
Series 2019-1, Class AA, 4.15%, 2/25/2033	54,457	52,333
Series 2023-1, Class A, 5.80%, 7/15/2037	733,243	770,381
Series 2020-1, Class A, 5.88%, 4/15/2029	296,738	303,020
		1,677,818
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	48,503
2.85%, 3/27/2030	500,000	470,845
3.25%, 3/27/2040	200,000	167,804
3.38%, 3/27/2050	150,000	118,048
3.88%, 11/1/2045	30,000	26,158
Ralph Lauren Corp. 2.95%, 6/15/2030	15,000	14,019
Tapestry, Inc.:
7.70%, 11/27/2030	500,000	538,540
7.85%, 11/27/2033	220,000	238,069
		1,621,986
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	80,665
Series MTN, 2.00%, 3/24/2028	115,000	107,033

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 1/12/2029	$100,000	$92,450
4.90%, 3/12/2027 (b)	100,000	101,960
4.90%, 3/13/2029	100,000	102,553
Series GMTN, 4.90%, 1/10/2034 (b)	125,000	127,148
Series GMTN, 5.05%, 7/10/2031	250,000	257,400
Series GMTN, 5.25%, 7/7/2026	90,000	91,760
5.65%, 11/15/2028	100,000	105,667
Series GMTN, 5.85%, 10/4/2030	175,000	188,606
Cummins, Inc.:
1.50%, 9/1/2030 (b)	200,000	173,202
5.15%, 2/20/2034	60,000	63,092
5.45%, 2/20/2054	500,000	528,750
Ford Motor Co. 3.25%, 2/12/2032	750,000	638,955
Ford Motor Credit Co. LLC:
5.80%, 3/8/2029	500,000	508,575
5.85%, 5/17/2027	300,000	305,505
6.13%, 3/8/2034	750,000	759,195
6.80%, 5/12/2028	1,000,000	1,047,950
6.80%, 11/7/2028	200,000	211,180
6.95%, 3/6/2026	1,000,000	1,024,270
7.12%, 11/7/2033	200,000	215,936
7.35%, 3/6/2030	1,000,000	1,082,040
General Motors Co.:
5.15%, 4/1/2038	200,000	191,578
5.20%, 4/1/2045	200,000	182,102
6.13%, 10/1/2025	250,000	252,402
6.60%, 4/1/2036	100,000	107,795
6.75%, 4/1/2046	25,000	27,090
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	500,000	479,810
1.50%, 6/10/2026	500,000	475,765
2.40%, 4/10/2028	100,000	92,695
2.40%, 10/15/2028	250,000	228,610
2.70%, 6/10/2031	500,000	430,730
4.30%, 4/6/2029 (b)	150,000	146,812
4.35%, 1/17/2027	185,000	184,463
5.00%, 4/9/2027	500,000	505,380
5.25%, 3/1/2026	100,000	100,700
5.35%, 7/15/2027	135,000	138,055
5.45%, 9/6/2034 (b)	110,000	109,674
5.55%, 7/15/2029	45,000	46,382
5.60%, 6/18/2031	65,000	66,656
5.80%, 6/23/2028	750,000	778,380
5.95%, 4/4/2034	545,000	562,631
6.00%, 1/9/2028	100,000	104,176
6.05%, 10/10/2025	500,000	506,250
6.10%, 1/7/2034	300,000	312,075
Honda Motor Co. Ltd. 2.53%, 3/10/2027	750,000	724,365
Security Description	Principal Amount	Value
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (b)	$70,000	$66,879
Series MTN, 2.00%, 2/4/2027	105,000	100,409
4.45%, 8/6/2027	165,000	167,551
4.60%, 1/10/2028	100,000	101,771
Series MTN, 4.95%, 10/3/2025	50,000	50,366
Series MTN, 5.05%, 8/10/2026 (b)	200,000	204,248
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	100,000	96,575
Series MTN, 1.15%, 8/13/2027	60,000	55,481
Series MTN, 1.90%, 4/6/2028	100,000	93,058
Series GMTN, 3.05%, 1/11/2028	50,000	48,494
4.45%, 5/18/2026	750,000	755,737
4.55%, 8/9/2029	750,000	761,662
4.63%, 1/12/2028	125,000	127,303
Series MTN, 4.80%, 1/5/2026	600,000	605,520
Series B, 5.00%, 3/19/2027	350,000	358,729
5.05%, 5/16/2029	400,000	415,032
5.10%, 3/21/2031	250,000	260,425
5.45%, 11/10/2027	200,000	208,362
5.55%, 11/20/2030	250,000	267,225
		19,313,295
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	158,130
4.35%, 3/15/2029	45,000	44,917
4.40%, 10/1/2046 (b)	30,000	24,709
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052 (b)	500,000	387,600
BorgWarner, Inc.:
2.65%, 7/1/2027	50,000	48,049
4.95%, 8/15/2029	100,000	101,694
5.40%, 8/15/2034	75,000	76,551
Lear Corp.:
3.50%, 5/30/2030	25,000	23,437
4.25%, 5/15/2029	25,000	24,631
5.25%, 5/15/2049 (b)	30,000	28,066
Magna International, Inc.:
5.50%, 3/21/2033 (b)	200,000	212,638
5.98%, 3/21/2026	200,000	199,818
		1,330,240
BANKS — 5.4%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	199,636
4.75%, 1/18/2027	300,000	304,770

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.09%, 12/8/2025	$250,000	$252,807
Banco Bilbao Vizcaya Argentaria SA 5.38%, 3/13/2029	250,000	259,650
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (d)	200,000	189,438
1.85%, 3/25/2026	200,000	192,264
2.75%, 12/3/2030	200,000	176,642
2.96%, 3/25/2031	200,000	181,220
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b) (d)	400,000	353,892
4.38%, 4/12/2028	200,000	199,098
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (d)	600,000	614,046
5.44%, 7/15/2031	250,000	261,795
5.59%, 8/8/2028	300,000	312,489
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (d)	1,000,000	1,043,710
6.92%, 8/8/2033	200,000	221,062
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (d)	100,000	96,568
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (d)	600,000	576,654
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	770,000	735,181
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	500,000	433,730
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	100,000	86,226
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (d)	700,000	646,268
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	200,000	173,114
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	200,000	168,796
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	250,000	226,415
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	200,000	192,132
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	200,000	175,294
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	735,000	667,035
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b) (d)	150,000	133,869
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	350,000	263,263
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	150,000	133,740
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	275,000	190,020
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (d)	75,000	69,714
Security Description	Principal Amount	Value
SOFR + 1.56%, 2.97%, 7/21/2052 (d)	$200,000	$142,040
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	875,000	783,895
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	100,000	94,679
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	700,000	569,415
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	750,000	729,832
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (d)	350,000	274,501
Series GMTN, 3.50%, 4/19/2026	130,000	128,740
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (d)	250,000	246,975
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	250,000	245,368
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	200,000	184,712
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (d)	100,000	85,329
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	150,000	147,326
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	150,000	136,922
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	600,000	521,166
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (d)	200,000	189,386
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (d)	500,000	498,525
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	250,000	250,347
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	150,000	138,290
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	500,000	497,135
Series MTN, 4.88%, 4/1/2044	50,000	49,980
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	250,000	254,337
Series MTN, 5.00%, 1/21/2044	100,000	101,732
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (d)	500,000	512,715

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.29%, 5.08%, 1/20/2027 (d)	$700,000	$705,866
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	1,450,000	1,490,846
SOFR + 1.91%, 5.29%, 4/25/2034 (d)	700,000	726,810
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (d)	600,000	615,744
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	1,200,000	1,262,052
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	300,000	315,735
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	1,050,000	1,133,286
SOFR + 1.34%, 5.93%, 9/15/2027 (d)	300,000	308,928
6.11%, 1/29/2037	75,000	82,871
SOFR + 1.99%, 6.20%, 11/10/2028 (d)	325,000	342,972
Bank of America NA 5.53%, 8/18/2026	750,000	770,010
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	94,694
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	200,000	173,078
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (d)	500,000	503,825
SOFR + 1.25%, 4.64%, 9/10/2030 (d)	500,000	505,310
5.20%, 2/1/2028	100,000	103,095
5.27%, 12/11/2026	400,000	409,452
5.30%, 6/5/2026	250,000	254,707
5.37%, 6/4/2027	350,000	361,791
5.51%, 6/4/2031	300,000	315,891
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	250,000	239,155
Series MTN, 1.65%, 7/14/2028	100,000	91,626
Series J, 1.90%, 1/25/2029	150,000	137,577
Series MTN, 3.25%, 5/16/2027	100,000	98,115
Series MTN, 3.30%, 8/23/2029	250,000	239,248
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	250,000	246,065
SOFR + 0.84%, 4.89%, 7/21/2028 (d)	100,000	101,844
SOFR + 1.03%, 4.95%, 4/26/2027 (d)	230,000	232,199
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	350,000	358,340
SOFR + 1.23%, 5.06%, 7/22/2032 (d)	100,000	103,511
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	$335,000	$347,837
SOFR + 1.77%, 5.61%, 7/21/2039 (d)	65,000	68,283
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (d)	145,000	151,998
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	115,000	124,551
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	250,000	282,430
Bank of Nova Scotia:
1.05%, 3/2/2026 (b)	250,000	239,453
1.30%, 9/15/2026	200,000	189,502
1.35%, 6/24/2026	100,000	95,535
2.15%, 8/1/2031 (b)	100,000	86,562
2.95%, 3/11/2027	100,000	97,276
SOFR + 1.00%, 4.40%, 9/8/2028 (d)	500,000	501,895
SOFR + 1.44%, 4.74%, 11/10/2032 (b) (d)	200,000	200,732
4.75%, 2/2/2026	500,000	503,255
4.85%, 2/1/2030 (b)	85,000	86,966
5.35%, 12/7/2026	500,000	512,585
Series GMTN, 5.45%, 8/1/2029	145,000	151,721
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	200,000	190,746
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (d)	200,000	175,336
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (d)	200,000	175,374
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	250,000	192,223
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	250,000	227,258
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b) (d)	550,000	453,783
4.38%, 1/12/2026	50,000	49,919
SOFR + 1.34%, 4.84%, 9/10/2028 (d)	500,000	504,310
SOFR + 1.56%, 4.94%, 9/10/2030 (d)	200,000	201,810
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	200,000	202,240
5.25%, 8/17/2045 (b)	25,000	25,312
SOFR + 1.91%, 5.34%, 9/10/2035 (b) (d)	200,000	202,282
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	800,000	832,232
SOFR + 2.21%, 5.83%, 5/9/2027 (d)	200,000	203,844
SOFR + 2.42%, 6.04%, 3/12/2055 (d)	350,000	382,130
SOFR + 2.98%, 6.22%, 5/9/2034 (d)	200,000	215,326

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.22%, 6.49%, 9/13/2029 (d)	$250,000	$266,802
SOFR + 1.88%, 6.50%, 9/13/2027 (d)	700,000	725,270
SOFR + 2.62%, 6.69%, 9/13/2034 (b) (d)	200,000	222,476
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (d)	200,000	205,284
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	200,000	216,006
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	45,000	43,444
1.25%, 6/22/2026	100,000	95,296
3.60%, 4/7/2032	90,000	84,216
SOFR + 0.93%, 4.51%, 9/11/2027 (d)	500,000	502,580
SOFR + 1.34%, 4.63%, 9/11/2030 (d)	160,000	161,082
5.26%, 4/8/2029 (b)	65,000	67,504
5.62%, 7/17/2026	600,000	615,090
6.09%, 10/3/2033	125,000	136,534
Citibank NA:
4.84%, 8/6/2029	455,000	465,565
5.44%, 4/30/2026	750,000	764,865
5.49%, 12/4/2026	1,020,000	1,049,407
5.57%, 4/30/2034	250,000	266,662
5.80%, 9/29/2028	350,000	370,468
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (d)	250,000	239,180
SOFR + 0.77%, 1.46%, 6/9/2027 (d)	500,000	476,510
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	145,000	125,730
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	860,000	756,078
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	150,000	134,862
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	100,000	92,953
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	135,000	120,556
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	700,000	680,316
3.20%, 10/21/2026	300,000	293,787
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (d)	250,000	244,013
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	100,000	98,218
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	500,000	468,200
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	250,000	247,468
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	$250,000	$247,513
4.13%, 7/25/2028	70,000	69,381
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (d)	150,000	133,044
4.30%, 11/20/2026	50,000	49,945
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	250,000	248,168
4.45%, 9/29/2027	150,000	150,122
SOFR + 1.34%, 4.54%, 9/19/2030 (b) (d)	550,000	550,715
4.65%, 7/30/2045	25,000	23,661
4.65%, 7/23/2048	250,000	235,960
SOFR + 1.89%, 4.66%, 5/24/2028 (d)	500,000	503,985
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	500,000	503,530
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	550,000	564,586
5.30%, 5/6/2044	50,000	50,782
SOFR + 4.55%, 5.32%, 3/26/2041 (d)	250,000	256,230
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (d)	500,000	498,425
SOFR + 1.45%, 5.45%, 6/11/2035 (d)	300,000	313,077
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	250,000	260,875
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	285,000	304,132
SOFR + 2.34%, 6.27%, 11/17/2033 (d)	885,000	971,960
6.68%, 9/13/2043	175,000	206,127
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	66,647
2.85%, 7/27/2026 (b)	25,000	24,221
SOFR + 1.91%, 5.72%, 7/23/2032 (d)	300,000	311,601
SOFR + 2.01%, 5.84%, 1/23/2030 (b) (d)	125,000	130,031
SOFR + 2.33%, 6.65%, 4/25/2035 (d)	190,000	208,443
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b) (d)	250,000	239,715
Comerica, Inc. 4.00%, 2/1/2029	50,000	48,388
Commonwealth Bank of Australia 5.32%, 3/13/2026	550,000	560,076
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	500,000	492,510
5.50%, 10/5/2026	200,000	205,700
5.75%, 12/1/2043	50,000	53,513

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (d)	$500,000	$484,305
SOFR + 1.22%, 2.31%, 11/16/2027 (d)	500,000	475,390
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	500,000	476,485
SOFR + 1.70%, 5.00%, 9/11/2030 (d)	150,000	150,852
SOFR + 2.05%, 5.40%, 9/11/2035 (d)	505,000	508,601
SOFR + 1.59%, 5.71%, 2/8/2028 (d)	150,000	153,204
SOFR + 3.18%, 6.72%, 1/18/2029 (d)	150,000	158,745
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	200,000	215,712
SOFR + 2.52%, 7.15%, 7/13/2027 (d)	330,000	343,603
Discover Bank 3.45%, 7/27/2026	25,000	24,481
Fifth Third Bancorp:
2.55%, 5/5/2027 (b)	500,000	479,200
3.95%, 3/14/2028	100,000	98,847
SOFR + 1.36%, 4.06%, 4/25/2028 (d)	60,000	59,316
SOFR + 1.49%, 4.90%, 9/6/2030 (d)	90,000	91,085
SOFR + 1.84%, 5.63%, 1/29/2032 (d)	435,000	454,201
Fifth Third Bank NA 3.85%, 3/15/2026	225,000	222,689
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (d)	500,000	506,505
SOFR + 0.75%, 5.41%, 5/21/2027 (d)	820,000	833,317
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (d)	450,000	431,707
SOFR + 0.80%, 1.43%, 3/9/2027 (d)	80,000	76,545
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	150,000	142,176
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	230,000	219,271
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	90,000	76,951
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	525,000	455,180
2.60%, 2/7/2030	750,000	688,185
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	180,000	158,969
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	590,000	566,966
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	115,000	100,996
Security Description	Principal Amount	Value
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	$200,000	$179,910
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	655,000	521,125
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	1,350,000	1,098,967
3.50%, 11/16/2026	250,000	246,233
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	500,000	491,935
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	250,000	246,033
3.75%, 2/25/2026	50,000	49,675
3.80%, 3/15/2030	250,000	243,140
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	200,000	181,358
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	500,000	497,020
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	350,000	329,882
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	385,000	387,033
4.75%, 10/21/2045	50,000	48,519
Series MTN, 4.80%, 7/8/2044	50,000	48,790
SOFR + 1.21%, 5.05%, 7/23/2030 (d)	1,140,000	1,169,537
5.15%, 5/22/2045	250,000	249,723
SOFR + 1.55%, 5.33%, 7/23/2035 (d)	120,000	124,348
SOFR + 1.27%, 5.73%, 4/25/2030 (d)	150,000	157,640
SOFR + 1.55%, 5.85%, 4/25/2035 (d)	60,000	64,480
5.95%, 1/15/2027	50,000	51,809
6.25%, 2/1/2041	200,000	227,392
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	1,000,000	1,076,920
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (d)	750,000	846,577
6.75%, 10/1/2037	150,000	172,689
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	200,000	186,652
SOFR + 1.29%, 2.21%, 8/17/2029 (d)	200,000	183,328
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	200,000	176,906
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	200,000	182,076
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	250,000	247,340

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	$250,000	$250,142
SOFR + 2.53%, 4.76%, 3/29/2033 (d)	500,000	492,980
4.95%, 3/31/2030	250,000	256,227
5.25%, 3/14/2044 (b)	250,000	248,313
SOFR + 2.87%, 5.40%, 8/11/2033 (d)	250,000	258,985
SOFR + 1.46%, 5.55%, 3/4/2030 (d)	250,000	259,532
SOFR + 1.06%, 5.60%, 5/17/2028 (d)	500,000	513,535
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (d)	250,000	265,747
SOFR + 1.52%, 5.73%, 5/17/2032 (d)	1,000,000	1,053,650
SOFR + 1.97%, 6.16%, 3/9/2029 (d)	750,000	789,367
SOFR + 2.39%, 6.25%, 3/9/2034 (d)	200,000	218,386
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	1,000,000	1,129,310
6.50%, 9/15/2037	200,000	219,066
SOFR + 3.03%, 7.34%, 11/3/2026 (d)	500,000	514,345
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	500,000	541,215
SOFR + 4.25%, 8.11%, 11/3/2033 (d)	500,000	595,275
HSBC USA, Inc. 5.29%, 3/4/2027	500,000	512,485
Huntington Bancshares, Inc.:
SOFR + 1.87%, 5.71%, 2/2/2035 (d)	200,000	208,388
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	300,000	317,346
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (d)	250,000	250,147
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b) (d)	500,000	479,835
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	200,000	198,476
4.55%, 10/2/2028	200,000	201,422
SOFR + 1.44%, 5.34%, 3/19/2030 (d)	210,000	217,340
SOFR + 1.56%, 6.08%, 9/11/2027 (d)	200,000	206,230
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	200,000	218,118
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (d)	250,000	238,970
Security Description	Principal Amount	Value
SOFR + 0.80%, 1.05%, 11/19/2026 (d)	$600,000	$576,762
SOFR + 0.77%, 1.47%, 9/22/2027 (d)	115,000	108,969
SOFR + 0.89%, 1.58%, 4/22/2027 (d)	135,000	129,389
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	100,000	86,005
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	650,000	558,213
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	200,000	189,654
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	500,000	454,345
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	100,000	73,802
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	155,000	136,332
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (d)	905,000	807,016
2.95%, 10/1/2026	350,000	342,856
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	620,000	601,295
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	565,000	519,981
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	100,000	89,919
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	165,000	132,912
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	250,000	184,668
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	1,700,000	1,363,468
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	485,000	374,425
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	185,000	180,632
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	200,000	196,408
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	125,000	121,590
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	250,000	247,265
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	200,000	182,746
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	100,000	86,351

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	$50,000	$43,645
4.13%, 12/15/2026	50,000	49,978
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	200,000	199,232
4.25%, 10/1/2027 (b)	80,000	80,522
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	100,000	90,685
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	500,000	501,010
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	250,000	251,395
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	140,000	141,092
4.85%, 2/1/2044	50,000	49,733
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	500,000	509,150
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	1,000,000	1,021,540
4.95%, 6/1/2045	50,000	49,881
SOFR + 0.93%, 4.98%, 7/22/2028 (d)	95,000	96,830
SOFR + 1.13%, 5.00%, 7/22/2030 (d)	200,000	205,508
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	100,000	102,562
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	625,000	635,556
SOFR + 1.46%, 5.29%, 7/22/2035 (d)	1,085,000	1,131,926
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	915,000	946,586
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	1,095,000	1,144,899
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,065,000	1,114,427
5.40%, 1/6/2042	50,000	53,255
5.50%, 10/15/2040	150,000	160,524
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	600,000	618,642
SOFR + 1.16%, 5.58%, 4/22/2030 (d)	85,000	89,237
5.63%, 8/16/2043	250,000	271,575
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	750,000	793,395
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	395,000	425,332
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	500,000	518,075
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	290,000	308,920
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	200,000	222,428
Security Description	Principal Amount	Value
JPMorgan Chase Bank NA 5.11%, 12/8/2026	$400,000	$408,868
KeyBank NA:
3.40%, 5/20/2026	25,000	24,420
4.39%, 12/14/2027	300,000	297,732
5.00%, 1/26/2033	500,000	495,435
5.85%, 11/15/2027 (b)	250,000	259,115
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (b)	100,000	94,685
Series MTN, 4.15%, 10/29/2025	65,000	64,626
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	474,025
3.00%, 5/20/2027	225,000	221,405
3.63%, 4/1/2026	955,000	951,848
3.75%, 2/15/2028	425,000	426,687
3.88%, 6/15/2028	795,000	802,155
4.00%, 3/15/2029 (b)	580,000	588,874
4.13%, 7/15/2033 (b)	1,000,000	1,019,230
4.38%, 3/1/2027 (b)	760,000	772,897
4.38%, 2/28/2034	260,000	270,319
4.63%, 8/7/2026	250,000	253,862
4.75%, 10/29/2030 (b)	400,000	423,376
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	48,212
Series 44, 3.88%, 6/14/2028	750,000	755,880
Series MTN, 5.00%, 10/24/2033 (b)	250,000	270,645
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (d)	200,000	191,116
3.75%, 1/11/2027 (b)	100,000	98,908
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	200,000	196,962
4.34%, 1/9/2048	200,000	169,824
4.55%, 8/16/2028	250,000	251,367
4.65%, 3/24/2026	100,000	99,799
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (d)	250,000	252,152
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b) (d)	500,000	511,140
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (d)	500,000	521,335
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (d)	250,000	292,347
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (d)	165,000	165,132
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	502,435
5.40%, 11/21/2025	250,000	251,557

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (d)	$100,000	$95,208
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	500,000	473,870
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (d)	500,000	432,885
2.76%, 9/13/2026 (b)	25,000	24,332
3.29%, 7/25/2027 (b)	50,000	48,993
3.68%, 2/22/2027 (b)	50,000	49,518
3.74%, 3/7/2029 (b)	250,000	245,878
3.85%, 3/1/2026	25,000	24,843
3.96%, 3/2/2028 (b)	50,000	49,682
4.05%, 9/11/2028 (b)	100,000	99,701
4.29%, 7/26/2038 (b)	35,000	33,683
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (d)	700,000	720,531
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (d)	200,000	206,896
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (d)	200,000	206,002
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (d)	500,000	516,970
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (d)	200,000	210,300
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (d)	200,000	210,586
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b) (d)	200,000	210,438
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (d)	200,000	209,568
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	500,000	439,160
2.56%, 9/13/2031	215,000	184,027
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (d)	200,000	184,778
4.02%, 3/5/2028	200,000	198,438
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (d)	200,000	207,378
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (d)	300,000	311,118
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (d)	200,000	206,270
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (d)	250,000	263,795
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (d)	350,000	364,311
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	200,000	213,188
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	240,000	250,932
Security Description	Principal Amount	Value
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (d)	$450,000	$431,154
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	700,000	665,665
SOFR + 0.88%, 1.59%, 5/4/2027 (d)	245,000	234,499
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (d)	65,000	55,005
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (d)	525,000	445,252
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	200,000	172,082
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	670,000	643,260
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	200,000	167,386
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	110,000	96,041
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	250,000	229,043
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (d)	250,000	172,550
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	135,000	120,587
Series MTN, 3.13%, 7/27/2026	225,000	221,020
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	645,000	520,102
3.59%, 7/22/2028 (d)	100,000	97,954
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (d)	500,000	480,195
3.63%, 1/20/2027	100,000	99,049
Series GMTN, 3.88%, 1/27/2026	125,000	124,458
3.95%, 4/23/2027	25,000	24,743
3.97%, 7/22/2038 (d)	100,000	90,795
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	175,000	174,661
4.30%, 1/27/2045	50,000	46,072
Series GMTN, 4.35%, 9/8/2026	50,000	50,112
Series MTN, 4.38%, 1/22/2047	100,000	92,226
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	250,000	250,575
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (d)	250,000	239,740
SOFR + 1.22%, 5.04%, 7/19/2030 (d)	135,000	138,690
SOFR + 1.30%, 5.05%, 1/28/2027 (d)	80,000	80,765

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	$635,000	$650,723
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	155,000	159,298
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	170,000	175,228
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	180,000	185,944
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	160,000	161,166
SOFR + 1.56%, 5.32%, 7/19/2035 (d)	200,000	207,796
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	190,000	198,320
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	290,000	301,182
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	140,000	146,378
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (d)	500,000	547,070
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	75,000	77,435
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	915,000	962,580
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	115,000	123,480
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	1,000,000	1,049,100
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	135,000	141,650
SOFR + 1.77%, 6.14%, 10/16/2026 (d)	250,000	253,985
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	250,000	264,390
SOFR + 2.56%, 6.34%, 10/18/2033 (d)	980,000	1,089,505
6.38%, 7/24/2042	65,000	76,681
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	1,040,000	1,117,657
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	230,000	260,277
Morgan Stanley Bank NA:
4.75%, 4/21/2026	500,000	504,610
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	500,000	507,380
SOFR + 0.93%, 4.97%, 7/14/2028 (d)	300,000	306,438
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	250,000	257,855
National Australia Bank Ltd.:
2.50%, 7/12/2026	50,000	48,735
4.79%, 1/10/2029	250,000	256,612
4.94%, 1/12/2028	300,000	307,554
4.97%, 1/12/2026	250,000	252,612
5.09%, 6/11/2027	250,000	256,890
Security Description	Principal Amount	Value
National Bank of Canada SOFR + 1.04%, 5.60%, 7/2/2027 (d)	$250,000	$255,087
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (d)	500,000	483,180
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	198,572
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (d)	550,000	558,349
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (d)	750,000	785,017
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (d)	550,000	559,850
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	75,000	66,801
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	61,356
3.65%, 8/3/2028 (b)	100,000	98,875
4.00%, 5/10/2027	100,000	100,091
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	648,586
PNC Bank NA 3.25%, 1/22/2028 (b)	250,000	242,015
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (d)	135,000	117,686
2.55%, 1/22/2030	500,000	458,555
3.15%, 5/19/2027	100,000	97,503
3.45%, 4/23/2029	100,000	97,104
SOFR + 1.85%, 4.63%, 6/6/2033 (d)	100,000	98,522
SOFR + 1.09%, 4.76%, 1/26/2027 (d)	115,000	115,459
SOFR + 0.80%, 5.10%, 7/23/2027 (d)	100,000	101,431
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	500,000	516,710
SOFR + 1.60%, 5.40%, 7/23/2035 (d)	40,000	41,724
SOFR + 1.20%, 5.49%, 5/14/2030 (d)	500,000	522,460
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	750,000	780,510
SOFR + 1.90%, 5.68%, 1/22/2035 (d)	125,000	132,571
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	175,000	182,889
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	200,000	229,090
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (d)	115,000	117,023

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.49%, 5.72%, 6/6/2030 (d)	$180,000	$186,480
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	100,000	95,019
1.20%, 4/27/2026	100,000	95,757
2.05%, 1/21/2027	100,000	95,727
Series GMTN, 2.30%, 11/3/2031	100,000	87,473
3.63%, 5/4/2027	250,000	247,575
3.88%, 5/4/2032 (b)	500,000	482,730
Series GMTN, 4.65%, 1/27/2026	100,000	100,209
Series GMTN, 4.90%, 1/12/2028	500,000	511,470
Series GMTN, 4.95%, 2/1/2029 (b)	500,000	515,260
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (d)	70,000	71,832
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (d)	90,000	91,398
Series GMTN, 5.20%, 8/1/2028	500,000	519,170
Series MTN, 6.00%, 11/1/2027	200,000	211,042
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	49,866
SOFR + 1.94%, 5.35%, 9/6/2030 (b) (d)	200,000	202,204
SOFR + 1.23%, 6.12%, 5/31/2027 (b) (d)	75,000	76,595
SOFR + 2.36%, 6.50%, 3/9/2029 (d)	675,000	706,522
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (d)	250,000	237,803
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	195,604
SOFR + 1.55%, 4.86%, 9/11/2030 (d)	200,000	201,628
SOFR + 2.75%, 6.83%, 11/21/2026 (d)	250,000	255,365
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	550,000	501,468
2.14%, 9/23/2030	200,000	175,158
2.30%, 1/12/2041 (b)	750,000	536,580
3.01%, 10/19/2026	50,000	48,789
3.04%, 7/16/2029	200,000	188,290
3.36%, 7/12/2027 (b)	50,000	48,924
3.78%, 3/9/2026	30,000	29,791
3.94%, 7/19/2028 (b)	50,000	49,434
4.31%, 10/16/2028 (b)	100,000	100,519
Security Description	Principal Amount	Value
5.46%, 1/13/2026	$500,000	$506,875
5.52%, 1/13/2028	1,150,000	1,191,986
5.56%, 7/9/2034	200,000	212,352
5.71%, 1/13/2030	350,000	370,604
5.77%, 1/13/2033 (b)	200,000	215,034
5.80%, 7/13/2028	500,000	525,440
5.88%, 7/13/2026	250,000	256,782
Synovus Bank 5.63%, 2/15/2028	250,000	251,305
Toronto-Dominion Bank:
Series MTN, 1.20%, 6/3/2026	100,000	95,342
Series MTN, 1.25%, 9/10/2026	100,000	94,894
Series MTN, 2.00%, 9/10/2031 (b)	100,000	86,628
Series GMTN, 2.45%, 1/12/2032	150,000	131,363
Series MTN, 3.20%, 3/10/2032	200,000	183,106
4.11%, 6/8/2027	200,000	199,972
Series GMTN, 4.98%, 4/5/2027	100,000	102,047
Series GMTN, 4.99%, 4/5/2029 (b)	100,000	103,054
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (b) (d)	760,000	768,945
5.16%, 1/10/2028 (b)	500,000	514,965
5.26%, 12/11/2026	130,000	133,216
Series MTN, 5.52%, 7/17/2028	200,000	209,180
Series MTN, 5.53%, 7/17/2026	200,000	205,092
Truist Bank 4.05%, 11/3/2025	40,000	39,870
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	91,880
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (d)	60,000	57,208
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (d)	50,000	45,705
Series MTN, 3.88%, 3/19/2029 (b)	100,000	97,563
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (d)	180,000	178,729
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (d)	105,000	106,108
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (d)	250,000	255,962
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (d)	110,000	113,871
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	95,000	100,108
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	750,000	797,625

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (d)	$750,000	$769,695
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (d)	350,000	377,489
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	150,000	128,078
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (d)	200,000	190,952
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (d)	200,000	175,086
Series DMTN, 3.00%, 7/30/2029	100,000	93,928
Series MTN, 3.10%, 4/27/2026	50,000	49,095
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (d)	200,000	201,852
SOFR + 1.60%, 4.84%, 2/1/2034 (d)	400,000	399,824
SOFR + 1.25%, 5.10%, 7/23/2030 (d)	165,000	169,787
SOFR + 1.56%, 5.38%, 1/23/2030 (d)	130,000	134,895
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	500,000	530,000
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	750,000	785,865
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	250,000	266,787
SOFR + 2.09%, 5.85%, 10/21/2033 (d)	155,000	165,266
UBS AG:
1.25%, 6/1/2026	350,000	333,697
5.65%, 9/11/2028	450,000	472,140
7.50%, 2/15/2028	500,000	549,115
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	200,000	190,160
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	250,000	227,038
3.00%, 4/22/2026	250,000	245,585
3.00%, 10/23/2026	250,000	244,320
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	915,000	721,779
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (d)	110,000	107,921
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	695,000	635,515
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (d)	665,000	652,451
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	350,000	343,234
Series MTN, 4.15%, 1/24/2029	250,000	249,083
Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$50,000	$50,084
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	150,000	150,224
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	1,250,000	1,158,037
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (d)	165,000	166,904
Series GMTN, 4.90%, 11/17/2045	150,000	140,756
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (d)	500,000	505,800
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	1,500,000	1,471,440
SOFR + 1.50%, 5.20%, 1/23/2030 (d)	640,000	659,782
5.38%, 11/2/2043	150,000	150,773
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	760,000	788,386
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	530,000	555,694
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	600,000	629,454
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	435,000	452,530
5.61%, 1/15/2044	325,000	334,763
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (d)	600,000	619,668
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	270,000	288,714
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	250,000	279,467
Wells Fargo Bank NA:
4.81%, 1/15/2026	250,000	251,877
5.25%, 12/11/2026	780,000	799,445
5.45%, 8/7/2026	470,000	481,242
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	95,321
2.15%, 6/3/2031 (b)	600,000	526,686
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	40,000	34,892
2.85%, 5/13/2026	50,000	49,088
2.96%, 11/16/2040 (b)	530,000	400,187
3.35%, 3/8/2027	150,000	147,914
3.40%, 1/25/2028	100,000	97,993
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	30,000	28,997
4.42%, 7/24/2039 (b)	25,000	23,638
5.20%, 4/16/2026	350,000	356,363
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (d)	250,000	255,997
5.46%, 11/18/2027	250,000	260,290
6.82%, 11/17/2033 (b)	750,000	848,482

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Zions Bancorp NA 3.25%, 10/29/2029	$250,000	$223,088
		185,854,598
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	925,000	928,348
4.90%, 2/1/2046	1,750,000	1,722,927
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	485,205
4.00%, 4/13/2028 (b)	80,000	80,172
4.35%, 6/1/2040	500,000	472,245
4.38%, 4/15/2038	215,000	206,996
4.60%, 4/15/2048	35,000	33,249
4.75%, 1/23/2029 (b)	750,000	769,747
4.90%, 1/23/2031	65,000	67,594
4.95%, 1/15/2042	250,000	249,895
5.00%, 6/15/2034	250,000	260,468
5.45%, 1/23/2039	350,000	374,311
5.55%, 1/23/2049	350,000	377,328
5.80%, 1/23/2059	45,000	50,718
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	46,308
4.75%, 4/15/2033 (b)	200,000	204,576
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	228,225
1.38%, 3/15/2031	200,000	169,564
1.45%, 6/1/2027	790,000	745,278
1.50%, 3/5/2028	60,000	55,527
2.00%, 3/5/2031	65,000	57,442
2.13%, 9/6/2029 (b)	150,000	138,308
2.25%, 1/5/2032 (b)	100,000	88,911
2.50%, 3/15/2051	250,000	164,015
2.60%, 6/1/2050	350,000	236,590
2.88%, 5/5/2041	100,000	79,004
3.00%, 3/5/2051	90,000	65,943
4.65%, 8/14/2034	110,000	112,543
5.00%, 5/13/2034	100,000	105,340
5.20%, 1/14/2055	100,000	104,882
5.30%, 5/13/2054	350,000	372,795
5.40%, 5/13/2064	90,000	95,973
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	205,455
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	215,988
2.88%, 5/1/2030	25,000	23,051
3.15%, 8/1/2029	100,000	94,877
3.75%, 5/1/2050	20,000	15,795
4.50%, 5/9/2047	50,000	45,101
4.65%, 11/15/2028	30,000	30,364
5.00%, 2/2/2026	665,000	664,741
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	427,995
Security Description	Principal Amount	Value
3.88%, 5/18/2028	$200,000	$198,798
5.30%, 10/24/2027	550,000	570,394
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	22,836
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031 (b)	40,000	35,172
3.20%, 5/1/2030	45,000	42,467
3.35%, 3/15/2051	280,000	207,544
3.80%, 5/1/2050	70,000	56,623
3.95%, 4/15/2029 (b)	200,000	197,634
4.50%, 4/15/2052	500,000	452,555
5.05%, 3/15/2029	665,000	686,001
5.30%, 3/15/2034	200,000	209,370
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	49,098
4.20%, 7/15/2046	530,000	458,206
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	255,225
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	40,000	33,900
1.63%, 5/1/2030	75,000	65,972
2.63%, 7/29/2029 (b)	50,000	47,212
2.75%, 10/21/2051	200,000	137,210
2.85%, 2/24/2026	85,000	83,781
2.88%, 10/15/2049	100,000	71,419
3.38%, 7/29/2049	35,000	27,279
3.45%, 10/6/2046	150,000	121,134
3.60%, 2/18/2028	550,000	545,913
4.45%, 5/15/2028 (b)	100,000	102,104
4.45%, 2/15/2033 (b)	100,000	104,343
4.50%, 7/17/2029 (b)	100,000	102,857
4.55%, 2/13/2026 (b)	65,000	65,528
4.65%, 2/15/2053	850,000	822,205
4.80%, 7/17/2034	100,000	103,267
5.13%, 11/10/2026	65,000	66,674
5.25%, 11/10/2025	350,000	354,924
5.25%, 7/17/2054	100,000	105,788
		17,277,227
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	227,577
2.20%, 2/21/2027	820,000	784,986
2.30%, 2/25/2031 (b)	100,000	88,529
2.77%, 9/1/2053	65,000	42,221
3.15%, 2/21/2040	850,000	677,900
3.20%, 11/2/2027	250,000	243,407
3.38%, 2/21/2050	100,000	76,122
4.05%, 8/18/2029	500,000	495,805
4.20%, 2/22/2052	500,000	425,070
4.40%, 5/1/2045	50,000	44,884
4.56%, 6/15/2048	200,000	181,000
4.66%, 6/15/2051	150,000	137,153
4.88%, 3/1/2053	500,000	470,285
5.25%, 3/2/2033	680,000	707,798

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.51%, 3/2/2026	$85,000	$85,003
5.65%, 3/2/2053	910,000	957,602
5.75%, 3/2/2063	795,000	838,351
Biogen, Inc.:
2.25%, 5/1/2030	35,000	31,252
3.25%, 2/15/2051	308,000	216,071
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	295,000	271,952
1.65%, 10/1/2030 (b)	290,000	250,360
2.60%, 10/1/2040	350,000	261,866
2.80%, 10/1/2050	150,000	101,952
2.95%, 3/1/2027	25,000	24,379
3.65%, 3/1/2026	85,000	84,323
4.15%, 3/1/2047	120,000	105,155
4.50%, 2/1/2045	25,000	23,136
4.60%, 9/1/2035	100,000	100,098
4.75%, 3/1/2046	175,000	167,477
4.80%, 4/1/2044	25,000	24,158
5.55%, 10/15/2053	500,000	536,450
Illumina, Inc.:
5.75%, 12/13/2027	100,000	103,868
5.80%, 12/12/2025	250,000	253,237
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	30,228
2.80%, 9/15/2050	30,000	19,720
Royalty Pharma PLC:
2.20%, 9/2/2030	40,000	35,028
3.30%, 9/2/2040	65,000	50,369
3.55%, 9/2/2050	315,000	228,284
5.40%, 9/2/2034 (b)	250,000	256,407
5.90%, 9/2/2054 (b)	210,000	217,218
		9,876,681
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	19,463
2.05%, 5/15/2030	20,000	17,959
2.70%, 5/15/2040	50,000	38,342
2.80%, 5/15/2050	35,000	24,200
4.60%, 2/8/2029 (b)	250,000	256,112
4.80%, 3/3/2033 (b)	250,000	258,355
Cabot Corp. 4.00%, 7/1/2029 (b)	25,000	24,792
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	600,000	621,966
6.38%, 7/15/2032	600,000	641,826
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	444,310
3.60%, 11/15/2050	750,000	564,922
4.25%, 10/1/2034	36,000	34,883
4.38%, 11/15/2042	50,000	44,142
4.80%, 11/30/2028 (b)	100,000	102,107
4.80%, 5/15/2049	65,000	59,296
6.90%, 5/15/2053	500,000	598,070
Security Description	Principal Amount	Value
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	$100,000	$99,792
4.73%, 11/15/2028	150,000	152,927
5.42%, 11/15/2048	610,000	674,556
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	100,000	100,565
5.00%, 8/1/2029	65,000	66,470
5.75%, 3/8/2033	250,000	264,327
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	475,355
2.70%, 11/1/2026	150,000	146,190
2.75%, 8/18/2055	500,000	332,470
FMC Corp. 4.50%, 10/1/2049	100,000	82,683
Huntsman International LLC:
4.50%, 5/1/2029	20,000	19,647
5.70%, 10/15/2034	85,000	84,304
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (b)	45,000	45,230
Linde, Inc.:
1.10%, 8/10/2030	500,000	425,790
3.20%, 1/30/2026	275,000	272,123
3.55%, 11/7/2042	25,000	21,162
4.70%, 12/5/2025	250,000	251,833
LYB International Finance BV 4.88%, 3/15/2044	25,000	23,230
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	19,329
2.25%, 10/1/2030 (b)	25,000	22,154
3.38%, 10/1/2040	280,000	221,164
3.63%, 4/1/2051	40,000	29,768
3.80%, 10/1/2060	30,000	22,095
4.20%, 10/15/2049	50,000	41,006
4.20%, 5/1/2050	50,000	40,998
5.50%, 3/1/2034	500,000	520,515
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	25,000	21,756
Mosaic Co.:
4.05%, 11/15/2027	250,000	247,515
5.63%, 11/15/2043	25,000	25,208
NewMarket Corp. 2.70%, 3/18/2031	750,000	658,080
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	93,011
4.00%, 12/15/2026	50,000	49,647
4.13%, 3/15/2035	25,000	23,307
4.20%, 4/1/2029	85,000	84,714
4.90%, 3/27/2028	140,000	142,831
5.00%, 4/1/2049	150,000	141,959
5.80%, 3/27/2053	750,000	794,130
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	66,910
2.80%, 8/15/2029	100,000	93,434

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
RPM International, Inc.:
2.95%, 1/15/2032	$500,000	$443,125
3.75%, 3/15/2027	50,000	49,285
4.25%, 1/15/2048 (b)	200,000	175,084
5.25%, 6/1/2045	25,000	24,389
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	133,822
2.30%, 5/15/2030	60,000	54,019
2.95%, 8/15/2029	50,000	47,025
3.30%, 5/15/2050	100,000	73,433
3.45%, 6/1/2027	30,000	29,511
3.80%, 8/15/2049	50,000	40,252
4.50%, 6/1/2047	500,000	456,425
4.55%, 3/1/2028	100,000	101,231
Westlake Corp.:
3.13%, 8/15/2051 (b)	350,000	236,667
4.38%, 11/15/2047	150,000	129,216
5.00%, 8/15/2046	100,000	94,606
		12,737,020
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	64,281
1.70%, 5/15/2028	60,000	55,710
Block Financial LLC 3.88%, 8/15/2030 (b)	30,000	28,704
California Institute of Technology 3.65%, 9/1/2119	45,000	32,230
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	148,992
Equifax, Inc.:
4.80%, 9/15/2029	350,000	353,986
5.10%, 12/15/2027	115,000	117,528
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	89,733
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	17,862
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	71,702
2.15%, 1/15/2027	100,000	95,341
3.20%, 8/15/2029	500,000	468,315
4.45%, 6/1/2028	100,000	99,647
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	713,362
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	75,164
3.96%, 7/1/2038	50,000	48,265
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	86,196
2.75%, 8/19/2041	350,000	259,325
5.00%, 8/5/2034	70,000	71,648
Security Description	Principal Amount	Value
Northwestern University Series 2017, 3.66%, 12/1/2057	$150,000	$123,862
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	49,827
2.65%, 10/1/2026	270,000	263,083
2.85%, 10/1/2029	30,000	28,216
3.25%, 6/1/2050 (b)	65,000	48,147
3.90%, 6/1/2027	70,000	70,004
5.05%, 6/1/2052 (b)	500,000	498,610
5.15%, 6/1/2034 (b)	250,000	260,755
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	177,496
4.61%, 2/15/2035	350,000	358,771
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	47,150
3.05%, 10/1/2041	250,000	189,687
5.25%, 8/9/2034	350,000	357,651
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	99,095
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	525,511
2.50%, 12/1/2029 (b)	55,000	50,795
2.90%, 3/1/2032	70,000	63,666
3.25%, 12/1/2049	65,000	49,298
3.70%, 3/1/2052	525,000	428,479
3.90%, 3/1/2062	30,000	24,401
5.25%, 9/15/2033	250,000	265,057
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	14,021
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	18,076
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	8,062
University of Southern California:
2.81%, 10/1/2050	50,000	35,277
3.03%, 10/1/2039	25,000	21,283
Series A, 3.23%, 10/1/2120	35,000	23,094
4.98%, 10/1/2053 (b)	490,000	505,954
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	119,360
5.25%, 6/5/2034	180,000	185,855
5.75%, 4/1/2033	115,000	123,778
		7,932,312
COMPUTERS — 0.4%
Apple, Inc.:
0.70%, 2/8/2026	200,000	191,784
1.20%, 2/8/2028	500,000	460,475
1.25%, 8/20/2030 (b)	200,000	173,022

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.40%, 8/5/2028	$500,000	$458,715
1.65%, 5/11/2030	90,000	79,806
1.65%, 2/8/2031	200,000	174,866
2.05%, 9/11/2026	750,000	725,767
2.38%, 2/8/2041	50,000	37,516
2.40%, 8/20/2050	110,000	72,828
2.65%, 5/11/2050	300,000	207,618
2.65%, 2/8/2051	200,000	137,326
2.70%, 8/5/2051	350,000	241,756
2.80%, 2/8/2061	100,000	66,830
3.00%, 11/13/2027	100,000	97,968
3.20%, 5/11/2027	250,000	246,633
3.25%, 2/23/2026	150,000	148,649
3.25%, 8/8/2029 (b)	750,000	731,640
3.45%, 2/9/2045	350,000	293,111
3.85%, 5/4/2043	25,000	22,495
3.85%, 8/4/2046	150,000	132,036
3.95%, 8/8/2052 (b)	500,000	439,625
4.10%, 8/8/2062	750,000	664,387
4.38%, 5/13/2045	75,000	72,030
4.50%, 2/23/2036 (b)	350,000	362,159
4.65%, 2/23/2046	75,000	74,449
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	100,000	101,083
5.25%, 2/1/2028	500,000	516,395
5.75%, 2/1/2033 (b)	65,000	69,748
6.02%, 6/15/2026	371,000	380,030
6.20%, 7/15/2030	250,000	271,775
8.35%, 7/15/2046	252,000	340,860
DXC Technology Co.:
1.80%, 9/15/2026	100,000	94,791
2.38%, 9/15/2028	100,000	90,596
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	150,000	144,257
4.90%, 10/15/2025	70,000	70,054
6.10%, 4/1/2026	350,000	350,000
6.20%, 10/15/2035	10,000	10,901
6.35%, 10/15/2045 (b)	10,000	10,959
HP, Inc.:
1.45%, 6/17/2026	200,000	190,692
4.00%, 4/15/2029 (b)	500,000	491,970
4.20%, 4/15/2032	200,000	193,758
6.00%, 9/15/2041 (b)	250,000	268,842
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	800,181
1.95%, 5/15/2030	350,000	309,683
2.72%, 2/9/2032 (b)	100,000	89,758
2.85%, 5/15/2040	100,000	77,023
2.95%, 5/15/2050	100,000	69,152
3.30%, 5/15/2026	250,000	246,765
3.50%, 5/15/2029	215,000	208,817
4.15%, 7/27/2027	250,000	250,993
Security Description	Principal Amount	Value
4.15%, 5/15/2039	$100,000	$91,988
4.70%, 2/19/2046	325,000	309,091
5.88%, 11/29/2032	25,000	27,449
Leidos, Inc.:
2.30%, 2/15/2031	55,000	47,770
5.75%, 3/15/2033	95,000	99,988
Western Digital Corp.:
2.85%, 2/1/2029	30,000	27,320
3.10%, 2/1/2032	55,000	47,383
		12,613,563
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	33,817
2.70%, 2/15/2031	250,000	225,708
2.72%, 2/15/2030	300,000	277,110
3.38%, 4/5/2040	515,000	425,539
3.58%, 4/5/2050	550,000	434,010
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	190,618
5.88%, 6/1/2033	65,000	69,726
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	286,461
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	13,003
5.50%, 4/19/2029	200,000	209,430
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	43,706
3.20%, 7/15/2051	70,000	50,308
4.25%, 12/15/2047	100,000	86,402
Masco Corp.:
2.00%, 2/15/2031	100,000	86,273
3.13%, 2/15/2051	500,000	345,830
4.50%, 5/15/2047 (b)	100,000	88,233
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	96,022
Owens Corning:
3.95%, 8/15/2029	70,000	68,455
4.30%, 7/15/2047	100,000	84,754
5.70%, 6/15/2034 (b)	610,000	647,619
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	98,462
5.10%, 6/13/2034	150,000	156,222
5.25%, 3/3/2033	90,000	94,583
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	27,001
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	92,585
		4,231,877

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	$150,000	$155,229
5.35%, 3/22/2026	500,000	509,505
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	206,070
5.00%, 12/8/2033	200,000	210,288
		1,081,092
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	144,753
4.60%, 6/15/2045	50,000	47,392
		192,145
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	225,000	216,844
2.45%, 10/29/2026	150,000	144,097
3.00%, 10/29/2028	500,000	472,310
3.30%, 1/30/2032	900,000	811,116
3.40%, 10/29/2033	150,000	132,963
3.65%, 7/21/2027	150,000	147,118
4.63%, 9/10/2029	300,000	300,261
6.45%, 4/15/2027	750,000	785,932
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	64,985
5.50%, 8/20/2034	250,000	253,012
Air Lease Corp.:
1.88%, 8/15/2026	100,000	95,540
Series MTN, 2.88%, 1/15/2026	160,000	156,701
3.13%, 12/1/2030	100,000	91,469
3.63%, 4/1/2027 (b)	70,000	68,933
Series GMTN, 3.75%, 6/1/2026	150,000	148,351
5.10%, 3/1/2029	300,000	307,050
Series MTN, 5.20%, 7/15/2031	100,000	102,268
5.30%, 2/1/2028 (b)	150,000	154,038
5.85%, 12/15/2027	250,000	260,785
Aircastle Ltd. 4.25%, 6/15/2026	65,000	64,522
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	89,951
SOFR + 2.29%, 6.18%, 7/26/2035 (d)	250,000	255,850
SOFR + 2.82%, 6.85%, 1/3/2030 (d)	200,000	211,226
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	125,000	132,139
7.10%, 11/15/2027	200,000	212,008
American Express Co.:
1.65%, 11/4/2026	550,000	523,000
Security Description	Principal Amount	Value
2.55%, 3/4/2027	$165,000	$159,266
4.20%, 11/6/2025	105,000	105,054
SOFR + 1.76%, 4.42%, 8/3/2033 (d)	250,000	247,772
4.90%, 2/13/2026	45,000	45,385
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	105,000	106,148
SOFR + 0.93%, 5.04%, 7/26/2028 (d)	75,000	76,655
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	845,000	861,199
SOFR + 1.28%, 5.28%, 7/27/2029 (d)	250,000	258,885
SOFR + 1.42%, 5.28%, 7/26/2035 (d)	420,000	437,354
SOFR + 1.09%, 5.53%, 4/25/2030 (d)	250,000	261,995
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	85,000	93,928
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	70,596
5.15%, 5/15/2033	60,000	62,494
5.70%, 12/15/2028	350,000	370,552
Apollo Global Management, Inc. 5.80%, 5/21/2054	135,000	143,836
BGC Group, Inc. 8.00%, 5/25/2028	200,000	215,324
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	56,252
4.70%, 3/14/2029	115,000	118,248
4.90%, 1/8/2035	45,000	46,421
5.00%, 3/14/2034	495,000	515,765
5.25%, 3/14/2054	85,000	87,989
5.35%, 1/8/2055	40,000	42,042
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	21,825
2.40%, 4/30/2030	45,000	41,152
3.20%, 3/15/2027	56,000	55,168
3.25%, 4/30/2029 (b)	60,000	58,238
4.75%, 5/25/2033	235,000	241,784
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	378,402
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	71,743
3.50%, 3/30/2051	50,000	37,509
3.90%, 1/25/2028	50,000	49,315
4.35%, 4/15/2030	100,000	99,132
4.70%, 9/20/2047	50,000	46,234
4.85%, 3/29/2029	100,000	101,845
5.68%, 1/15/2035	250,000	262,175
6.35%, 1/5/2034	100,000	110,049
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	300,000	285,042

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.27%, 2.62%, 11/2/2032 (d)	$300,000	$256,371
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	200,000	188,028
3.75%, 7/28/2026	125,000	123,286
3.80%, 1/31/2028	250,000	244,722
SOFR + 2.06%, 4.93%, 5/10/2028 (d)	250,000	252,915
SOFR + 2.08%, 5.47%, 2/1/2029 (d)	155,000	158,934
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (d)	85,000	88,084
SOFR + 2.60%, 5.82%, 2/1/2034 (d)	500,000	520,440
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	750,000	789,615
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	165,000	178,286
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	85,945
Charles Schwab Corp.:
0.90%, 3/11/2026	250,000	238,197
1.15%, 5/13/2026	50,000	47,688
1.65%, 3/11/2031	250,000	211,840
2.00%, 3/20/2028 (b)	500,000	465,510
2.30%, 5/13/2031	100,000	88,316
3.20%, 1/25/2028	50,000	48,547
3.45%, 2/13/2026	50,000	49,439
4.00%, 2/1/2029 (b)	50,000	49,784
SOFR + 2.21%, 5.64%, 5/19/2029 (d)	200,000	208,866
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	250,000	273,327
SOFR + 1.88%, 6.20%, 11/17/2029 (d)	140,000	149,531
CI Financial Corp. 3.20%, 12/17/2030	250,000	211,912
CME Group, Inc.:
2.65%, 3/15/2032	145,000	131,058
3.75%, 6/15/2028	100,000	99,423
Credit Suisse USA LLC 7.13%, 7/15/2032	50,000	57,721
Discover Financial Services:
4.10%, 2/9/2027	75,000	74,333
4.50%, 1/30/2026	50,000	49,934
6.70%, 11/29/2032 (b)	400,000	439,456
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	147,598
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	84,841
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	26,744
2.65%, 9/15/2040	50,000	37,730
3.00%, 6/15/2050	25,000	17,859
3.00%, 9/15/2060	50,000	33,399
3.10%, 9/15/2027	100,000	97,392
Security Description	Principal Amount	Value
3.63%, 9/1/2028	$800,000	$783,352
3.75%, 12/1/2025	180,000	178,983
4.00%, 9/15/2027	200,000	200,290
4.25%, 9/21/2048	150,000	133,094
4.35%, 6/15/2029	85,000	85,652
4.60%, 3/15/2033	55,000	55,608
4.95%, 6/15/2052	95,000	94,744
5.20%, 6/15/2062	145,000	148,020
5.25%, 6/15/2031	30,000	31,573
Invesco Finance PLC 3.75%, 1/15/2026	50,000	49,600
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	216,857
2.75%, 10/15/2032	40,000	34,130
4.15%, 1/23/2030	50,000	48,803
4.85%, 1/15/2027	90,000	91,081
5.88%, 7/21/2028	110,000	114,811
6.20%, 4/14/2034	190,000	203,423
6.50%, 1/20/2043 (b)	50,000	54,798
Lazard Group LLC:
4.50%, 9/19/2028	100,000	99,463
6.00%, 3/15/2031	70,000	73,816
LPL Holdings, Inc. 5.70%, 5/20/2027	500,000	511,240
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	95,820
3.30%, 3/26/2027	30,000	29,578
3.35%, 3/26/2030	50,000	48,303
3.50%, 2/26/2028	30,000	29,639
3.65%, 6/1/2049	100,000	81,952
3.85%, 3/26/2050	515,000	435,185
3.95%, 2/26/2048	30,000	26,092
4.10%, 1/15/2028 (b)	110,000	110,787
4.35%, 1/15/2032 (b)	200,000	200,962
4.55%, 1/15/2035	90,000	90,424
4.88%, 3/9/2028	215,000	222,022
4.88%, 5/9/2034	235,000	243,117
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	169,756
2.50%, 12/21/2040	250,000	177,640
3.25%, 4/28/2050	40,000	28,939
3.95%, 3/7/2052	500,000	402,465
5.95%, 8/15/2053 (b)	500,000	544,510
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	142,665
2.33%, 1/22/2027	500,000	475,800
5.71%, 1/9/2026	500,000	506,495
6.07%, 7/12/2028	400,000	420,548
ORIX Corp.:
2.25%, 3/9/2031	100,000	86,303
3.70%, 7/18/2027	50,000	49,143
4.00%, 4/13/2032	100,000	95,118
4.65%, 9/10/2029	250,000	251,280
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	129,596

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Stifel Financial Corp. 4.00%, 5/15/2030	$100,000	$96,119
Synchrony Financial 2.88%, 10/28/2031	150,000	127,509
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	41,503
1.10%, 2/15/2031	500,000	419,015
1.90%, 4/15/2027	500,000	477,625
2.05%, 4/15/2030	150,000	135,798
2.70%, 4/15/2040	350,000	275,187
2.75%, 9/15/2027	250,000	243,010
3.65%, 9/15/2047	100,000	83,608
4.15%, 12/14/2035	50,000	49,233
4.30%, 12/14/2045	200,000	186,174
Voya Financial, Inc.:
3.65%, 6/15/2026	50,000	49,394
5.00%, 9/20/2034	110,000	109,403
		29,269,368
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	35,766
Series H, 3.45%, 1/15/2050	100,000	72,255
3.80%, 10/1/2047	25,000	19,320
4.70%, 5/15/2032	200,000	200,624
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	80,997
3.80%, 6/15/2049	50,000	40,077
4.25%, 9/15/2048	20,000	17,434
5.15%, 4/1/2034	500,000	518,290
AES Corp.:
1.38%, 1/15/2026	250,000	239,895
2.45%, 1/15/2031 (b)	500,000	432,955
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	42,827
3.13%, 7/15/2051	50,000	35,512
3.85%, 12/1/2042	75,000	64,256
Series A, 4.30%, 7/15/2048	65,000	57,669
Ameren Corp.:
1.75%, 3/15/2028	50,000	45,963
3.65%, 2/15/2026	50,000	49,476
5.00%, 1/15/2029	200,000	204,838
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	40,900
3.80%, 5/15/2028	25,000	24,716
4.15%, 3/15/2046	50,000	43,654
4.50%, 3/15/2049	50,000	45,960
4.95%, 6/1/2033	400,000	411,372
5.55%, 7/1/2054	250,000	268,615
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	30,000	28,880
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (d)	250,000	235,745
Series J, 4.30%, 12/1/2028	100,000	99,965
Security Description	Principal Amount	Value
5.20%, 1/15/2029	$500,000	$516,265
5.63%, 3/1/2033 (b)	190,000	200,459
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	21,898
Series BB, 4.50%, 8/1/2032	85,000	83,851
7.00%, 4/1/2038	25,000	29,571
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	53,349
3.75%, 5/15/2046	25,000	19,793
4.20%, 8/15/2048	25,000	20,944
4.25%, 3/1/2049	50,000	41,997
4.35%, 11/15/2045	50,000	43,375
5.55%, 8/1/2033	350,000	365,141
5.70%, 8/15/2034	55,000	58,097
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	351,652
5.40%, 6/1/2053	500,000	518,695
6.35%, 10/1/2036	50,000	56,425
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	25,368
2.85%, 5/15/2051	300,000	202,824
3.25%, 4/15/2028	30,000	29,197
3.70%, 7/15/2030	250,000	244,500
4.25%, 10/15/2050	500,000	426,965
4.50%, 2/1/2045	50,000	46,897
4.60%, 5/1/2053	500,000	451,090
5.15%, 11/15/2043	150,000	151,303
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,301
3.88%, 10/15/2049	100,000	77,891
4.35%, 5/1/2033	30,000	28,751
5.95%, 3/15/2028 (b)	200,000	209,768
6.00%, 1/15/2035	40,000	42,624
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	48,410
Series Z, 2.40%, 9/1/2026	50,000	48,370
Series AA, 3.00%, 2/1/2027	100,000	97,478
Series AF, 3.35%, 4/1/2051	350,000	260,697
3.95%, 3/1/2048	50,000	41,238
Series AC, 4.25%, 2/1/2049	200,000	175,738
4.95%, 4/1/2033	500,000	510,275
CenterPoint Energy, Inc.:
2.65%, 6/1/2031 (b)	40,000	35,480
5.40%, 6/1/2029	500,000	519,285
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,759
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	48,998
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (d)	50,000	47,928
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	188,755

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 130, 3.13%, 3/15/2051	$150,000	$106,903
Series 132, 3.15%, 3/15/2032	100,000	91,289
Series 123, 3.75%, 8/15/2047	150,000	122,136
4.00%, 3/1/2048	125,000	105,694
5.30%, 6/1/2034 (b)	55,000	57,918
5.65%, 6/1/2054	65,000	69,898
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	239,875
Series A, 3.20%, 3/15/2027	150,000	147,261
Series A, 4.15%, 6/1/2045	100,000	87,667
4.90%, 7/1/2033	350,000	358,375
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (b)	200,000	178,288
Series C, 3.00%, 12/1/2060	150,000	96,929
3.20%, 12/1/2051	500,000	357,155
3.60%, 6/15/2061 (b)	250,000	186,850
3.70%, 11/15/2059	85,000	64,984
3.85%, 6/15/2046	50,000	41,199
Series 20B, 3.95%, 4/1/2050	250,000	214,190
Series D, 4.00%, 12/1/2028	100,000	99,796
Series A, 4.13%, 5/15/2049	100,000	85,469
4.45%, 3/15/2044	75,000	68,962
4.50%, 5/15/2058	100,000	87,950
5.38%, 5/15/2034	160,000	169,830
5.50%, 3/15/2034	200,000	214,012
5.70%, 5/15/2054 (b)	200,000	216,738
5.90%, 11/15/2053	100,000	110,714
Series 06-B, 6.20%, 6/15/2036	25,000	27,880
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (b)	125,000	130,496
5.75%, 3/15/2054	120,000	126,985
5.80%, 3/1/2033	145,000	155,540
6.50%, 10/1/2053	250,000	289,212
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	38,922
3.75%, 2/15/2050	50,000	40,955
4.05%, 5/15/2048	100,000	86,605
4.63%, 5/15/2033 (b)	100,000	101,264
4.65%, 3/1/2028	300,000	305,046
4.70%, 1/15/2030	175,000	179,328
4.90%, 2/15/2029	100,000	103,144
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	23,667
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	129,918
6.25%, 10/15/2053	205,000	239,245
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	71,847
Security Description	Principal Amount	Value
Series C, 2.25%, 8/15/2031 (b)	$45,000	$38,946
Series D, 2.85%, 8/15/2026	25,000	24,352
Series B, 3.30%, 4/15/2041	565,000	437,434
Series C, 3.38%, 4/1/2030	350,000	331,775
4.70%, 12/1/2044	130,000	117,308
5.38%, 11/15/2032	350,000	366,369
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (d)	350,000	383,523
DTE Electric Co.:
2.25%, 3/1/2030	500,000	454,985
Series A, 3.00%, 3/1/2032	100,000	91,356
3.70%, 6/1/2046	75,000	62,827
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	156,845
4.88%, 6/1/2028	290,000	296,191
4.95%, 7/1/2027	65,000	66,122
5.10%, 3/1/2029	200,000	205,954
5.85%, 6/1/2034	250,000	268,477
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	139,053
2.55%, 4/15/2031	75,000	67,376
2.85%, 3/15/2032	155,000	139,867
3.20%, 8/15/2049	100,000	72,731
3.45%, 4/15/2051	90,000	67,703
3.88%, 3/15/2046	150,000	124,687
3.95%, 11/15/2028	100,000	99,693
4.25%, 12/15/2041	130,000	117,900
4.95%, 1/15/2033	250,000	257,812
5.35%, 1/15/2053	500,000	515,985
5.40%, 1/15/2054	750,000	781,222
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	88,389
2.65%, 9/1/2026	50,000	48,647
3.15%, 8/15/2027	100,000	97,216
3.30%, 6/15/2041	850,000	670,182
3.50%, 6/15/2051	100,000	74,006
3.75%, 9/1/2046	250,000	198,297
3.95%, 8/15/2047	150,000	121,624
5.00%, 8/15/2052	500,000	473,375
5.45%, 6/15/2034	145,000	151,431
5.80%, 6/15/2054	125,000	131,760
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (d)	300,000	312,078
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	138,858
3.20%, 1/15/2027	250,000	245,900
6.40%, 6/15/2038	50,000	57,128
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	42,665
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	22,373
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	63,373
3.40%, 4/1/2032 (b)	145,000	135,324

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 9/15/2047	$50,000	$39,471
3.70%, 9/1/2028	50,000	49,343
4.20%, 8/15/2045	150,000	132,009
5.10%, 3/15/2034	50,000	52,226
Edison International:
4.13%, 3/15/2028	50,000	49,569
5.25%, 11/15/2028	285,000	293,017
6.95%, 11/15/2029	300,000	330,981
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	115,864
Enel Chile SA 4.88%, 6/12/2028	50,000	50,146
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	64,180
3.35%, 6/15/2052	100,000	73,356
4.20%, 4/1/2049	25,000	21,309
Entergy Corp.:
1.90%, 6/15/2028	125,000	114,736
2.40%, 6/15/2031	150,000	130,639
2.95%, 9/1/2026	50,000	48,817
Entergy Louisiana LLC:
3.05%, 6/1/2031 (b)	25,000	23,024
3.10%, 6/15/2041	250,000	191,290
3.25%, 4/1/2028	200,000	193,608
4.20%, 4/1/2050	50,000	42,408
5.35%, 3/15/2034	500,000	523,075
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	23,793
3.50%, 6/1/2051	145,000	108,109
3.85%, 6/1/2049	125,000	100,010
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	72,096
3.55%, 9/30/2049	25,000	19,019
5.80%, 9/1/2053	640,000	683,981
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	18,032
4.13%, 3/1/2042	30,000	26,229
5.70%, 3/15/2053	135,000	142,605
5.90%, 11/15/2033	150,000	161,881
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	44,692
Series 2019, 4.13%, 4/1/2049	100,000	83,923
4.20%, 6/15/2047	25,000	21,304
4.20%, 3/15/2048	50,000	42,564
5.40%, 4/1/2034	100,000	104,471
Eversource Energy:
2.90%, 3/1/2027	100,000	96,801
3.38%, 3/1/2032	100,000	91,119
Series O, 4.25%, 4/1/2029	25,000	24,822
5.45%, 3/1/2028	360,000	373,226
5.95%, 2/1/2029	250,000	264,655
5.95%, 7/15/2034 (b)	500,000	537,395
Security Description	Principal Amount	Value
Exelon Corp.:
2.75%, 3/15/2027	$100,000	$96,789
3.35%, 3/15/2032	100,000	92,952
3.40%, 4/15/2026	100,000	98,782
4.10%, 3/15/2052	350,000	289,201
4.70%, 4/15/2050	250,000	229,592
5.10%, 6/15/2045	330,000	322,793
5.15%, 3/15/2028	550,000	565,081
5.30%, 3/15/2033	100,000	104,388
5.60%, 3/15/2053	100,000	104,209
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	494,445
FirstEnergy Transmission LLC 4.55%, 1/15/2030 (c)	350,000	353,062
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	442,110
2.88%, 12/4/2051	750,000	519,330
3.15%, 10/1/2049	30,000	22,039
3.95%, 3/1/2048	85,000	73,025
3.99%, 3/1/2049	25,000	21,395
4.05%, 10/1/2044	50,000	44,275
4.13%, 6/1/2048	100,000	87,339
5.10%, 4/1/2033	500,000	522,910
5.30%, 6/15/2034	250,000	265,360
Fortis, Inc. 3.06%, 10/4/2026	50,000	48,658
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	420,951
5.13%, 5/15/2052	500,000	501,635
Idaho Power Co. Series MTN, 5.80%, 4/1/2054	250,000	267,880
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	32,227
4.25%, 8/15/2048	15,000	12,728
Interstate Power & Light Co.:
3.50%, 9/30/2049 (b)	50,000	37,418
3.70%, 9/15/2046	50,000	39,770
4.10%, 9/26/2028	50,000	49,725
5.45%, 9/30/2054	55,000	56,913
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	96,660
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	48,724
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	126,874
National Grid PLC 5.42%, 1/11/2034 (b)	350,000	364,850
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	100,000	94,800
1.35%, 3/15/2031	50,000	41,512
Series MTN, 1.65%, 6/15/2031	200,000	166,922
3.40%, 2/7/2028	50,000	48,902

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 11/1/2028	$100,000	$98,982
4.02%, 11/1/2032	50,000	48,596
4.12%, 9/16/2027	60,000	60,415
Series GMTN, 4.85%, 2/7/2029	250,000	256,602
Series GMTN, 5.00%, 2/7/2031	250,000	261,345
Series MTN, 5.05%, 9/15/2028 (b)	500,000	516,410
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	223,600
2.44%, 1/15/2032 (b)	500,000	433,820
2.75%, 11/1/2029	165,000	153,943
3.50%, 4/1/2029	100,000	96,852
3.55%, 5/1/2027	100,000	98,594
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (d)	25,000	23,712
4.90%, 3/15/2029	200,000	205,002
4.95%, 1/29/2026	130,000	131,312
5.05%, 2/28/2033 (b)	500,000	514,200
5.25%, 3/15/2034	200,000	207,636
5.25%, 2/28/2053 (b)	500,000	501,965
5.55%, 3/15/2054	200,000	208,736
Northern States Power Co.:
2.60%, 6/1/2051	50,000	32,711
2.90%, 3/1/2050	30,000	20,983
3.60%, 9/15/2047	50,000	40,142
5.10%, 5/15/2053	350,000	353,657
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	48,904
OGE Energy Corp. 5.45%, 5/15/2029	85,000	88,596
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	94,606
5.80%, 6/1/2054 (b) (c)	50,000	52,615
6.20%, 12/1/2053	150,000	164,074
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	83,933
4.00%, 6/1/2049	20,000	16,396
5.00%, 6/1/2033	350,000	356,006
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	49,316
5.40%, 1/15/2033	105,000	110,415
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	67,580
2.75%, 5/15/2030 (b)	75,000	69,109
3.70%, 11/15/2028	200,000	196,980
3.80%, 9/30/2047	100,000	82,193
4.15%, 6/1/2032 (b)	75,000	73,399
5.35%, 10/1/2052 (b)	100,000	102,416
5.55%, 6/15/2054 (c)	245,000	260,633
5.65%, 11/15/2033	355,000	382,828
7.50%, 9/1/2038	50,000	62,971
Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	$350,000	$306,764
3.25%, 6/1/2031	790,000	720,069
3.30%, 8/1/2040	350,000	272,146
3.50%, 8/1/2050	295,000	213,621
4.20%, 3/1/2029	70,000	68,958
4.20%, 6/1/2041	55,000	46,589
4.50%, 7/1/2040	250,000	225,155
4.55%, 7/1/2030	250,000	248,192
4.95%, 7/1/2050	250,000	227,670
5.25%, 3/1/2052	500,000	473,545
5.90%, 10/1/2054	555,000	574,936
6.15%, 1/15/2033	250,000	268,672
6.75%, 1/15/2053	1,000,000	1,141,610
PacifiCorp:
2.70%, 9/15/2030	320,000	290,544
2.90%, 6/15/2052	200,000	129,424
3.30%, 3/15/2051	65,000	45,921
5.35%, 12/1/2053	1,100,000	1,088,417
5.45%, 2/15/2034	550,000	571,769
5.50%, 5/15/2054	350,000	351,645
5.80%, 1/15/2055	250,000	262,410
PECO Energy Co.:
3.05%, 3/15/2051	45,000	31,982
3.90%, 3/1/2048	125,000	104,760
5.25%, 9/15/2054	210,000	216,831
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	305,646	300,905
Series A-2, 4.72%, 6/1/2039	300,000	303,846
Series A-4, 5.21%, 12/1/2049	500,000	508,995
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	118,386
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	50,103
3.95%, 6/1/2047	50,000	42,537
5.00%, 5/15/2033	145,000	149,457
5.25%, 5/15/2053	585,000	605,288
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031 (b)	500,000	430,805
Series 34, 3.20%, 3/1/2050	30,000	21,504
3.80%, 6/15/2047	150,000	119,880
5.35%, 5/15/2034	80,000	83,906
5.75%, 5/15/2054	600,000	650,034
Public Service Co. of Oklahoma 5.25%, 1/15/2033	200,000	205,938
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (b)	150,000	143,253
Series MTN, 2.05%, 8/1/2050	50,000	29,265

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.00%, 3/1/2051	$150,000	$106,557
Series MTN, 3.20%, 5/15/2029	50,000	48,036
Series MTN, 3.20%, 8/1/2049	30,000	22,375
Series MTN, 3.60%, 12/1/2047	100,000	80,055
Series MTN, 3.65%, 9/1/2042	50,000	41,722
Series MTN, 3.70%, 5/1/2028	50,000	49,334
4.85%, 8/1/2034	200,000	204,468
Series MTN, 4.90%, 12/15/2032	625,000	646,450
Series MTN, 5.20%, 3/1/2034	250,000	262,302
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	85,483
2.45%, 11/15/2031	100,000	87,608
5.20%, 4/1/2029	55,000	57,014
5.45%, 4/1/2034 (b)	55,000	57,342
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	169,202
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	46,747
4.22%, 6/15/2048	65,000	55,561
5.33%, 6/15/2034	195,000	204,346
5.80%, 3/15/2040	50,000	52,652
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	129,820
Series WWW, 2.95%, 8/15/2051	350,000	245,717
Series RRR, 3.75%, 6/1/2047	50,000	40,718
5.35%, 4/1/2053	300,000	308,346
5.55%, 4/15/2054	250,000	264,287
Sempra:
3.25%, 6/15/2027	300,000	292,095
3.40%, 2/1/2028	30,000	29,102
3.80%, 2/1/2038	100,000	87,389
4.00%, 2/1/2048	30,000	24,341
5.40%, 8/1/2026	200,000	203,810
5.50%, 8/1/2033	200,000	210,030
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (d)	300,000	301,752
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (d)	500,000	519,525
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	48,763
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	89,393
2.75%, 2/1/2032	125,000	111,209
2.85%, 8/1/2029 (b)	115,000	107,927
Security Description	Principal Amount	Value
Series 20A, 2.95%, 2/1/2051	$500,000	$342,425
Series C, 3.60%, 2/1/2045	50,000	39,395
3.65%, 2/1/2050	250,000	194,742
Series B, 3.65%, 3/1/2028	100,000	97,964
Series 2013-A, 3.90%, 3/15/2043	50,000	41,877
4.00%, 4/1/2047	191,000	159,800
Series A, 4.20%, 3/1/2029	100,000	99,621
4.40%, 9/6/2026	350,000	352,663
4.50%, 9/1/2040	25,000	23,328
4.88%, 2/1/2027	350,000	355,593
5.15%, 6/1/2029	250,000	259,385
5.30%, 3/1/2028	250,000	258,557
5.35%, 3/1/2026	500,000	507,250
5.45%, 6/1/2031	85,000	89,914
5.88%, 12/1/2053	350,000	379,571
Southern Co.:
3.25%, 7/1/2026	250,000	245,830
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (d)	500,000	493,290
4.25%, 7/1/2036	250,000	237,567
4.85%, 6/15/2028	500,000	512,180
5.50%, 3/15/2029	250,000	262,332
5.70%, 3/15/2034	250,000	268,497
Southern Power Co.:
0.90%, 1/15/2026	250,000	239,302
Series F, 4.95%, 12/15/2046	150,000	141,105
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	289,344
Series K, 2.75%, 10/1/2026	50,000	48,446
3.25%, 11/1/2051	250,000	172,797
Series M, 4.10%, 9/15/2028	25,000	24,795
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	78,646
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	116,277
4.30%, 6/15/2048	50,000	43,488
4.45%, 6/15/2049	25,000	22,552
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	24,980
4.85%, 12/1/2048	50,000	46,612
5.50%, 4/15/2053	200,000	204,932
Union Electric Co.:
2.15%, 3/15/2032	250,000	214,147
3.50%, 3/15/2029	250,000	243,227
4.00%, 4/1/2048	50,000	42,260
5.20%, 4/1/2034	50,000	52,281
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	231,626
Series B, 2.95%, 11/15/2026	30,000	29,329
3.30%, 12/1/2049	50,000	36,574

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.75%, 5/15/2027	$155,000	$153,839
4.60%, 12/1/2048	250,000	230,080
5.05%, 8/15/2034	105,000	107,847
5.35%, 1/15/2054	350,000	358,666
5.45%, 4/1/2053	500,000	519,605
8.88%, 11/15/2038	50,000	69,040
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	216,075
2.20%, 12/15/2028 (b)	100,000	92,287
4.75%, 1/9/2026	385,000	386,702
5.60%, 9/12/2026	65,000	66,659
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	22,219
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	232,133
4.95%, 4/1/2033	90,000	91,888
Wisconsin Public Service Corp. 5.35%, 11/10/2025	75,000	75,809
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	471,015
2.60%, 12/1/2029	100,000	91,446
4.00%, 6/15/2028	50,000	49,370
5.45%, 8/15/2033	500,000	518,625
5.50%, 3/15/2034 (b)	100,000	104,032
		72,087,872
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	61,229
1.95%, 10/15/2030	50,000	44,338
2.00%, 12/21/2028	200,000	184,656
2.20%, 12/21/2031	700,000	614,481
		904,704
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	46,485
Allegion PLC 3.50%, 10/1/2029	50,000	47,678
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	48,853
5.60%, 5/29/2034	200,000	209,206
Amphenol Corp.:
2.20%, 9/15/2031	60,000	51,869
2.80%, 2/15/2030	100,000	92,564
4.35%, 6/1/2029 (b)	50,000	50,363
4.75%, 3/30/2026	65,000	65,504
5.05%, 4/5/2027	55,000	56,319
5.05%, 4/5/2029	100,000	103,198
5.25%, 4/5/2034	100,000	104,502
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,424
5.15%, 8/21/2029	160,000	162,365
5.88%, 4/10/2034	65,000	67,431
Avnet, Inc. 3.00%, 5/15/2031	100,000	87,818
Security Description	Principal Amount	Value
Flex Ltd.:
3.75%, 2/1/2026	$50,000	$49,446
4.88%, 6/15/2029	75,000	75,071
5.25%, 1/15/2032 (b)	65,000	65,588
6.00%, 1/15/2028	355,000	368,092
Fortive Corp. 3.15%, 6/15/2026	50,000	49,024
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	187,348
1.75%, 9/1/2031 (b)	160,000	137,298
1.95%, 6/1/2030	250,000	223,495
2.50%, 11/1/2026	150,000	146,054
2.70%, 8/15/2029	60,000	56,667
4.25%, 1/15/2029 (b)	160,000	162,248
4.50%, 1/15/2034	175,000	176,451
4.88%, 9/1/2029	150,000	155,463
4.95%, 9/1/2031	250,000	261,487
5.00%, 3/1/2035	150,000	156,034
5.25%, 3/1/2054	650,000	677,807
5.35%, 3/1/2064	150,000	158,380
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	52,619
3.35%, 3/1/2026	50,000	49,265
Jabil, Inc.:
1.70%, 4/15/2026	65,000	62,301
3.60%, 1/15/2030	25,000	23,590
3.95%, 1/12/2028	25,000	24,549
5.45%, 2/1/2029	155,000	159,614
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	46,691
4.60%, 4/6/2027	30,000	30,184
TD SYNNEX Corp. 6.10%, 4/12/2034	85,000	90,063
Trimble, Inc. 4.90%, 6/15/2028 (b)	50,000	50,729
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,887
3.70%, 2/15/2026	50,000	49,635
4.50%, 2/13/2026	150,000	150,800
4.63%, 2/1/2030	200,000	203,734
		5,358,193
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	372,417
MasTec, Inc. 5.90%, 6/15/2029 (b)	500,000	520,815
		893,232
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	685,000	662,354
4.05%, 3/15/2029 (b)	500,000	473,690
4.28%, 3/15/2032 (b)	645,000	572,850
5.05%, 3/15/2042	550,000	449,251

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.14%, 3/15/2052	$1,250,000	$963,688
5.39%, 3/15/2062	500,000	382,705
		3,504,538
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	83,790
2.90%, 7/1/2026	45,000	44,084
3.38%, 11/15/2027	60,000	58,786
3.95%, 5/15/2028	150,000	149,211
4.88%, 4/1/2029	220,000	226,169
5.00%, 12/15/2033	350,000	360,825
5.20%, 11/15/2034	100,000	104,412
Veralto Corp. 5.35%, 9/18/2028	500,000	520,700
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	98,773
2.95%, 1/15/2052	115,000	78,887
3.05%, 4/1/2050	20,000	14,182
3.50%, 5/1/2029	50,000	48,676
5.00%, 3/1/2034	300,000	307,740
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	20,000	19,246
1.15%, 3/15/2028	30,000	27,234
1.50%, 3/15/2031 (b)	30,000	25,389
2.00%, 6/1/2029 (b)	75,000	68,587
2.50%, 11/15/2050	20,000	13,065
2.95%, 6/1/2041	55,000	42,906
4.63%, 2/15/2030	250,000	256,000
4.63%, 2/15/2033	250,000	254,365
4.88%, 2/15/2029 (b)	200,000	206,820
4.95%, 7/3/2031	360,000	374,494
		3,384,341
FOOD — 0.4%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	13,542
4.15%, 3/15/2028 (b)	50,000	50,010
4.75%, 3/23/2035 (e)	210,000	209,215
4.80%, 3/15/2048	20,000	18,678
5.20%, 3/19/2027 (b)	50,000	51,310
5.20%, 3/21/2029	550,000	569,459
5.30%, 3/20/2026	35,000	35,511
5.40%, 3/21/2034 (b)	40,000	41,881
Conagra Brands, Inc.:
5.30%, 10/1/2026	205,000	208,967
5.30%, 11/1/2038	265,000	265,999
5.40%, 11/1/2048	40,000	39,531
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	39,252
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	352,313
3.20%, 2/10/2027 (b)	100,000	97,866
4.20%, 4/17/2028 (b)	25,000	25,019
4.70%, 1/30/2027	60,000	60,695
4.95%, 3/29/2033	145,000	148,682
Security Description	Principal Amount	Value
5.50%, 10/17/2028	$115,000	$120,410
Hershey Co.:
4.25%, 5/4/2028 (b)	175,000	177,450
4.50%, 5/4/2033 (b)	180,000	183,416
Hormel Foods Corp.:
1.70%, 6/3/2028 (b)	570,000	524,964
3.05%, 6/3/2051	45,000	32,194
Ingredion, Inc. 2.90%, 6/1/2030	100,000	92,773
J.M. Smucker Co.:
3.38%, 12/15/2027	100,000	97,779
3.55%, 3/15/2050	25,000	18,681
4.25%, 3/15/2035	50,000	47,910
6.20%, 11/15/2033 (b)	125,000	138,309
6.50%, 11/15/2043	95,000	107,287
6.50%, 11/15/2053	145,000	167,779
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	182,000	188,450
6.50%, 12/1/2052	500,000	533,010
6.75%, 3/15/2034 (c)	233,000	258,092
7.25%, 11/15/2053 (c)	500,000	581,060
Kellanova:
4.30%, 5/15/2028	100,000	100,395
4.50%, 4/1/2046 (b)	100,000	91,104
5.25%, 3/1/2033	70,000	73,212
5.75%, 5/16/2054	140,000	151,686
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	744,555
4.38%, 6/1/2046	500,000	442,525
4.88%, 10/1/2049	750,000	706,162
Kroger Co.:
2.65%, 10/15/2026	50,000	48,525
3.70%, 8/1/2027	35,000	34,575
3.95%, 1/15/2050	550,000	443,613
4.45%, 2/1/2047	100,000	87,909
4.60%, 8/15/2027	75,000	75,646
4.65%, 9/15/2029	410,000	412,325
4.65%, 1/15/2048	100,000	90,454
4.70%, 8/15/2026	75,000	75,538
4.90%, 9/15/2031	165,000	166,064
5.00%, 9/15/2034	515,000	519,511
5.50%, 9/15/2054	360,000	362,174
5.65%, 9/15/2064	90,000	90,496
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	97,961
Mondelez International, Inc.:
1.50%, 2/4/2031 (b)	40,000	33,764
1.88%, 10/15/2032 (b)	75,000	62,630
2.63%, 3/17/2027	200,000	193,174
2.63%, 9/4/2050	35,000	22,764
2.75%, 4/13/2030	35,000	32,458
3.00%, 3/17/2032	200,000	181,972
4.75%, 8/28/2034	100,000	100,737

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pilgrim's Pride Corp. 6.25%, 7/1/2033	$145,000	$153,848
Sysco Corp.:
2.40%, 2/15/2030	10,000	9,066
2.45%, 12/14/2031	145,000	126,420
3.15%, 12/14/2051	500,000	349,815
3.25%, 7/15/2027	50,000	48,715
3.30%, 7/15/2026	100,000	98,355
3.30%, 2/15/2050	10,000	7,327
3.75%, 10/1/2025	5,000	4,965
4.45%, 3/15/2048	50,000	44,160
4.85%, 10/1/2045	5,000	4,725
6.00%, 1/17/2034	350,000	384,247
6.60%, 4/1/2050	250,000	293,115
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	147,183
4.55%, 6/2/2047	285,000	248,825
5.40%, 3/15/2029	395,000	410,128
5.70%, 3/15/2034	90,000	94,783
		13,365,100
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	194,164
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	29,063
International Paper Co. 4.35%, 8/15/2048	27,000	23,512
Suzano Austria GmbH:
2.50%, 9/15/2028 (b)	125,000	114,416
3.13%, 1/15/2032	80,000	69,572
3.75%, 1/15/2031	150,000	138,219
Suzano International Finance BV 5.50%, 1/17/2027	25,000	25,416
		594,362
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	84,837
2.63%, 9/15/2029	200,000	186,742
3.00%, 6/15/2027	150,000	146,074
4.15%, 1/15/2043	25,000	22,356
5.00%, 12/15/2054 (e)	140,000	136,818
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	258,325
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,125
5.50%, 1/15/2026	30,000	30,267
NiSource, Inc.:
1.70%, 2/15/2031	100,000	84,427
2.95%, 9/1/2029	100,000	93,795
3.49%, 5/15/2027	50,000	49,150
4.38%, 5/15/2047	150,000	131,827
4.80%, 2/15/2044	30,000	28,167
Security Description	Principal Amount	Value
5.20%, 7/1/2029	$245,000	$253,717
5.35%, 4/1/2034	500,000	518,910
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	80,113
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	167,531
5.05%, 5/15/2052	750,000	721,882
5.10%, 2/15/2035	550,000	557,760
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	107,055
3.75%, 9/15/2042	30,000	25,031
Series VV, 4.30%, 1/15/2049	50,000	43,314
Series MM, 5.13%, 11/15/2040	25,000	25,183
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	424,495
4.40%, 5/30/2047	150,000	130,064
4.95%, 9/15/2034	350,000	353,552
5.75%, 9/15/2033	300,000	322,233
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,401
4.05%, 3/15/2032	90,000	85,613
5.45%, 3/23/2028	165,000	170,209
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034 (b)	155,000	161,065
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	39,030
		5,513,068
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	50,141
Regal Rexnord Corp.:
6.05%, 2/15/2026	500,000	508,470
6.05%, 4/15/2028	500,000	519,320
Snap-on, Inc. 3.10%, 5/1/2050	70,000	50,454
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	62,934
3.40%, 3/1/2026	35,000	34,539
4.25%, 11/15/2028 (b)	100,000	99,828
6.27%, 3/6/2026 (b)	250,000	249,830
		1,575,516
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	436,890
3.75%, 11/30/2026	85,000	84,939
4.75%, 11/30/2036	250,000	256,282
4.75%, 4/15/2043 (b)	25,000	25,313
4.90%, 11/30/2046	650,000	662,207

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Agilent Technologies, Inc.:
4.20%, 9/9/2027	$200,000	$200,514
4.75%, 9/9/2034	200,000	199,592
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	37,842
1.92%, 2/1/2027	600,000	568,146
2.27%, 12/1/2028 (b)	500,000	460,065
3.13%, 12/1/2051	250,000	170,340
3.50%, 8/15/2046	50,000	37,689
Boston Scientific Corp.:
2.65%, 6/1/2030	100,000	91,917
4.55%, 3/1/2039	50,000	48,964
4.70%, 3/1/2049 (b)	35,000	33,374
Danaher Corp. 2.60%, 10/1/2050	565,000	374,787
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	27,941
3.25%, 11/15/2039	50,000	42,209
3.40%, 11/15/2049	50,000	38,862
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	500,000	505,390
5.65%, 11/15/2027	500,000	519,780
Medtronic Global Holdings SCA 4.25%, 3/30/2028 (b)	155,000	156,294
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	53,664
4.63%, 3/15/2045	345,000	331,062
Revvity, Inc.:
2.25%, 9/15/2031	105,000	89,691
2.55%, 3/15/2031	85,000	74,423
3.30%, 9/15/2029	65,000	61,383
Smith & Nephew PLC:
2.03%, 10/14/2030	50,000	43,450
5.40%, 3/20/2034	55,000	57,186
Solventum Corp.:
5.45%, 2/25/2027 (c)	250,000	255,182
5.60%, 3/23/2034 (c)	300,000	310,752
5.90%, 4/30/2054 (c)	900,000	933,948
Stryker Corp.:
1.95%, 6/15/2030	50,000	44,067
2.90%, 6/15/2050	25,000	17,659
3.38%, 11/1/2025	25,000	24,772
3.50%, 3/15/2026	25,000	24,746
3.65%, 3/7/2028	50,000	49,273
4.63%, 9/11/2034	250,000	251,025
4.63%, 3/15/2046	375,000	353,467
4.85%, 12/8/2028	115,000	117,930
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047 (b)	100,000	88,823
5.00%, 12/5/2026	700,000	715,029
5.00%, 1/31/2029 (b)	500,000	518,250
5.09%, 8/10/2033	150,000	156,814
5.20%, 1/31/2034 (b)	175,000	184,677
Security Description	Principal Amount	Value
5.40%, 8/10/2043 (b)	$65,000	$69,147
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	87,725
5.20%, 9/15/2034 (b)	200,000	203,594
5.35%, 12/1/2028	100,000	103,802
		10,200,878
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	172,487
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	39,781
Aetna, Inc.:
3.88%, 8/15/2047	350,000	273,374
4.13%, 11/15/2042	25,000	20,810
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	51,493
Ascension Health:
Series B, 3.11%, 11/15/2039	500,000	415,620
3.95%, 11/15/2046	150,000	130,914
Banner Health 2.34%, 1/1/2030	40,000	36,471
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (b)	25,000	21,731
Centene Corp.:
2.50%, 3/1/2031	500,000	429,925
3.38%, 2/15/2030	500,000	460,755
4.63%, 12/15/2029	1,000,000	979,030
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	10,080
CommonSpirit Health:
4.19%, 10/1/2049	250,000	212,847
4.35%, 11/1/2042	25,000	22,431
5.32%, 12/1/2034	195,000	201,273
5.55%, 12/1/2054	625,000	647,337
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	42,853
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	577,116
2.25%, 5/15/2030	265,000	237,156
2.55%, 3/15/2031	100,000	89,548
3.13%, 5/15/2050	270,000	191,222
3.60%, 3/15/2051	305,000	234,591
3.65%, 12/1/2027	130,000	128,159
4.10%, 3/1/2028 (b)	100,000	99,583
4.10%, 5/15/2032	200,000	195,158
4.38%, 12/1/2047	130,000	115,017
4.55%, 3/1/2048	50,000	45,017
4.65%, 1/15/2043	50,000	47,031
4.75%, 2/15/2033	250,000	252,692

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 2/15/2053	$500,000	$490,245
HCA, Inc.:
2.38%, 7/15/2031	650,000	561,860
3.13%, 3/15/2027	45,000	43,724
3.50%, 7/15/2051	650,000	467,941
3.63%, 3/15/2032 (b)	650,000	601,198
4.13%, 6/15/2029	35,000	34,460
4.50%, 2/15/2027	50,000	50,070
4.63%, 3/15/2052	500,000	433,850
5.13%, 6/15/2039	275,000	270,704
5.25%, 6/15/2026	65,000	65,473
5.25%, 6/15/2049	100,000	95,049
5.45%, 9/15/2034	65,000	66,892
5.50%, 6/1/2033	550,000	570,993
5.50%, 6/15/2047	65,000	64,550
5.90%, 6/1/2053	750,000	782,617
6.00%, 4/1/2054	500,000	528,580
Humana, Inc.:
2.15%, 2/3/2032	350,000	293,741
3.70%, 3/23/2029	105,000	102,175
4.80%, 3/15/2047	100,000	90,344
4.95%, 10/1/2044	50,000	46,421
5.38%, 4/15/2031	110,000	113,865
5.75%, 12/1/2028	750,000	788,535
5.95%, 3/15/2034	250,000	267,447
Icon Investments Six DAC COR, 5.85%, 5/8/2029	250,000	262,742
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	17,665
IQVIA, Inc. 6.25%, 2/1/2029	440,000	467,804
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	42,840
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	104,190
Series 2021, 3.00%, 6/1/2051	135,000	96,794
Series 2019, 3.27%, 11/1/2049	105,000	79,940
4.15%, 5/1/2047	500,000	448,480
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	66,858
2.70%, 6/1/2031 (b)	100,000	89,296
2.95%, 12/1/2029	100,000	93,031
4.70%, 2/1/2045	25,000	22,966
4.80%, 10/1/2034	850,000	839,519
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	83,900
Security Description	Principal Amount	Value
Mayo Clinic Series 2021, 3.20%, 11/15/2061	$100,000	$72,274
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	39,851
4.13%, 7/1/2052 (b)	25,000	22,104
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	44,365
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	37,637
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	24,009
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	35,953
Series 2019, 3.95%, 8/1/2119	35,000	27,437
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	43,227
Novant Health, Inc. 3.17%, 11/1/2051	85,000	61,311
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	74,585
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	19,059
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	73,392
5.40%, 10/1/2033	250,000	259,785
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	32,423
4.20%, 6/30/2029	100,000	99,436
4.63%, 12/15/2029	250,000	253,052
4.70%, 3/30/2045	25,000	23,500
6.40%, 11/30/2033	500,000	558,925
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	49,240
Series 20A, 3.36%, 8/15/2050	55,000	42,065
5.16%, 8/15/2033	180,000	186,752
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	37,623
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	95,604
1.25%, 1/15/2026	35,000	33,782
2.00%, 5/15/2030	305,000	271,911
2.30%, 5/15/2031 (b)	100,000	88,654
2.75%, 5/15/2040	300,000	229,602

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 5/15/2050	$200,000	$139,974
3.05%, 5/15/2041	350,000	276,202
3.10%, 3/15/2026	50,000	49,376
3.13%, 5/15/2060	100,000	68,203
3.25%, 5/15/2051	100,000	73,999
3.38%, 4/15/2027	100,000	98,665
3.50%, 8/15/2039	200,000	172,238
3.70%, 12/15/2025	10,000	9,953
3.75%, 10/15/2047	50,000	41,049
3.88%, 12/15/2028	15,000	14,907
4.25%, 1/15/2029	750,000	756,000
4.25%, 4/15/2047	100,000	88,391
4.60%, 4/15/2027 (b)	350,000	356,356
4.63%, 7/15/2035	200,000	202,082
4.75%, 7/15/2026 (b)	85,000	86,259
4.75%, 7/15/2045	230,000	223,286
4.75%, 5/15/2052	500,000	476,320
4.80%, 1/15/2030	200,000	205,944
4.95%, 1/15/2032	150,000	155,008
5.00%, 4/15/2034	350,000	361,235
5.15%, 10/15/2025	45,000	45,465
5.15%, 7/15/2034	150,000	156,505
5.20%, 4/15/2063	750,000	749,782
5.25%, 2/15/2028	145,000	150,822
5.35%, 2/15/2033	700,000	742,987
5.38%, 4/15/2054	750,000	778,357
5.50%, 7/15/2044	200,000	211,576
5.63%, 7/15/2054	1,150,000	1,233,076
5.75%, 7/15/2064	105,000	113,349
5.88%, 2/15/2053	500,000	553,185
6.88%, 2/15/2038	25,000	30,272
Universal Health Services, Inc.:
4.63%, 10/15/2029	140,000	139,173
5.05%, 10/15/2034	140,000	137,435
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	379,379
		28,042,629
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 5.00%, 10/15/2034	105,000	106,324
Lennar Corp. 4.75%, 11/29/2027	250,000	253,240
MDC Holdings, Inc. 3.97%, 8/6/2061 (b)	200,000	171,640
NVR, Inc. 3.00%, 5/15/2030	130,000	120,462
PulteGroup, Inc. 5.00%, 1/15/2027	106,000	107,451
		759,117
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029 (b)	100,000	96,223
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	21,404
Security Description	Principal Amount	Value
4.50%, 6/1/2046	$25,000	$21,165
4.60%, 5/15/2050	50,000	41,824
4.75%, 2/26/2029 (b)	60,000	60,576
5.50%, 3/1/2033	100,000	102,057
		343,249
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	47,474
4.60%, 3/1/2028	145,000	148,793
4.80%, 3/2/2026	120,000	121,585
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	82,483
2.38%, 12/1/2029	40,000	36,720
3.13%, 12/1/2049	60,000	43,752
4.38%, 5/15/2028 (b)	115,000	116,341
4.65%, 5/15/2033	125,000	126,484
5.00%, 2/14/2034 (b)	350,000	361,830
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	245,555
3.63%, 3/24/2032	250,000	234,930
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	478,995
1.20%, 10/29/2030	300,000	256,602
1.90%, 2/1/2027	500,000	479,350
2.45%, 11/3/2026	150,000	146,168
3.00%, 3/25/2030	100,000	95,710
3.95%, 1/26/2028 (b)	500,000	503,135
4.05%, 1/26/2033 (b)	200,000	200,182
Unilever Capital Corp.:
1.38%, 9/14/2030 (b)	100,000	85,572
1.75%, 8/12/2031	140,000	120,266
2.00%, 7/28/2026 (b)	100,000	96,811
2.90%, 5/5/2027	150,000	146,386
4.63%, 8/12/2034	500,000	506,825
		4,681,949
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	267,975
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	34,912
5.60%, 11/15/2032	95,000	102,179
Clorox Co.:
3.10%, 10/1/2027	50,000	48,523
3.90%, 5/15/2028	50,000	49,524
4.40%, 5/1/2029 (b)	200,000	201,564
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	13,810
2.00%, 11/2/2031	250,000	218,512
2.75%, 2/15/2026 (b)	25,000	24,565
3.10%, 3/26/2030	40,000	38,164
3.20%, 4/25/2029	100,000	96,886
3.90%, 5/4/2047	50,000	42,668
3.95%, 11/1/2028	55,000	55,005

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/16/2033	$100,000	$101,853
		1,296,140
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	100,412
4.75%, 1/15/2049	75,000	70,539
Alleghany Corp. 4.90%, 9/15/2044	50,000	49,072
Allstate Corp.:
1.45%, 12/15/2030	250,000	209,710
3.85%, 8/10/2049 (b)	125,000	102,396
4.20%, 12/15/2046	50,000	43,737
5.05%, 6/24/2029	350,000	360,745
5.25%, 3/30/2033 (b)	195,000	203,338
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	88,785
American International Group, Inc.:
4.38%, 6/30/2050	315,000	282,180
5.13%, 3/27/2033 (b)	500,000	515,630
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (d)	100,000	100,443
American National Group, Inc. 5.75%, 10/1/2029 (e)	100,000	100,530
Aon Corp. 3.75%, 5/2/2029	100,000	97,628
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	569,890
Aon Global Ltd. 3.88%, 12/15/2025	150,000	149,437
Aon North America, Inc.:
5.13%, 3/1/2027	95,000	97,210
5.15%, 3/1/2029	250,000	258,217
5.45%, 3/1/2034	250,000	262,507
5.75%, 3/1/2054	250,000	264,652
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	81,546
Arthur J Gallagher & Co.:
5.45%, 7/15/2034	200,000	208,374
5.75%, 3/2/2053	350,000	364,448
Assurant, Inc.:
2.65%, 1/15/2032	600,000	517,716
4.90%, 3/27/2028	50,000	50,413
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	29,318
6.13%, 9/15/2028	40,000	42,450
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	342,210
3.50%, 1/15/2031 (b)	150,000	139,659
4.13%, 1/12/2028	100,000	98,687
6.25%, 4/1/2054	65,000	69,137
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	24,299
Security Description	Principal Amount	Value
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	$80,000	$69,134
1.85%, 3/12/2030	10,000	8,954
2.30%, 3/15/2027	200,000	193,668
2.50%, 1/15/2051	110,000	72,504
2.85%, 10/15/2050	340,000	238,646
2.88%, 3/15/2032	200,000	184,676
3.85%, 3/15/2052	550,000	464,090
4.20%, 8/15/2048	100,000	91,919
4.25%, 1/15/2049	150,000	139,095
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026 (b)	55,000	54,353
4.50%, 2/11/2043 (b)	180,000	179,831
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	146,740
4.70%, 6/22/2047 (b)	150,000	123,537
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	150,000	129,836
4.20%, 3/17/2032	65,000	62,314
4.50%, 3/15/2029	50,000	50,199
5.65%, 6/11/2034	75,000	78,653
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	128,615
3.05%, 12/15/2061	500,000	341,085
3.35%, 5/3/2026	250,000	247,057
4.15%, 3/13/2043	25,000	22,474
4.35%, 11/3/2045	125,000	115,323
4.65%, 8/15/2029	100,000	102,283
5.00%, 3/15/2034	195,000	202,441
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	87,689
3.45%, 8/15/2027	100,000	97,838
4.50%, 3/1/2026	25,000	25,019
5.13%, 2/15/2034	55,000	56,241
Corebridge Financial, Inc.:
3.65%, 4/5/2027	500,000	491,875
4.40%, 4/5/2052	500,000	427,660
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	50,270
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	149,445
5.00%, 4/20/2048	100,000	95,633
5.59%, 1/11/2033	100,000	104,769
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	363,615
F&G Annuities & Life, Inc. 6.50%, 6/4/2029 (b)	50,000	51,495
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	63,994
4.85%, 4/17/2028	100,000	101,154
6.00%, 12/7/2033 (c)	200,000	210,832
6.10%, 3/15/2055 (c)	350,000	364,595
6.35%, 3/22/2054 (c)	80,000	85,609

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	$100,000	$86,680
3.20%, 9/17/2051	250,000	167,305
4.50%, 8/15/2028	50,000	50,193
First American Financial Corp. 5.45%, 9/30/2034	200,000	199,070
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	86,199
4.55%, 9/15/2028 (b)	25,000	25,004
5.85%, 9/15/2034 (b)	350,000	361,574
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	13,162
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	65,195
2.90%, 9/15/2051	325,000	219,697
4.40%, 3/15/2048	100,000	89,323
Jackson Financial, Inc. 3.13%, 11/23/2031 (b)	350,000	306,414
Kemper Corp. 2.40%, 9/30/2030	100,000	86,696
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	92,812
3.40%, 3/1/2032	250,000	227,750
3.80%, 3/1/2028 (b)	35,000	34,351
4.35%, 3/1/2048	50,000	41,026
6.30%, 10/9/2037	50,000	54,605
Loews Corp.:
3.20%, 5/15/2030	15,000	14,154
3.75%, 4/1/2026	50,000	49,745
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	67,250
3.70%, 3/16/2032	200,000	190,656
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (d)	50,000	49,287
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	95,696
3.50%, 11/1/2027	50,000	48,842
4.15%, 9/17/2050	50,000	40,654
5.00%, 5/20/2049	30,000	28,137
6.00%, 5/16/2054	300,000	318,921
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	25,000	24,850
4.38%, 3/15/2029	250,000	252,717
5.15%, 3/15/2034	145,000	151,899
5.40%, 9/15/2033	250,000	266,840
5.70%, 9/15/2053	400,000	429,832
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,481
MetLife, Inc.:
4.05%, 3/1/2045	150,000	130,935
4.88%, 11/13/2043	200,000	196,508
5.25%, 1/15/2054	500,000	515,340
5.30%, 12/15/2034	250,000	262,567
5.38%, 7/15/2033 (b)	400,000	425,228
Security Description	Principal Amount	Value
6.40%, 12/15/2066	$100,000	$105,964
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	64,492
5.75%, 3/28/2034	100,000	104,872
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	132,494
3.70%, 5/15/2029	50,000	48,763
5.38%, 3/15/2033	140,000	146,432
Progressive Corp.:
2.50%, 3/15/2027	40,000	38,580
3.00%, 3/15/2032	50,000	45,851
4.00%, 3/1/2029	50,000	49,872
4.20%, 3/15/2048	100,000	88,412
4.95%, 6/15/2033 (b)	400,000	414,508
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	79,114
3.94%, 12/7/2049	100,000	82,625
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (d)	170,000	167,409
Series MTN, 4.60%, 5/15/2044	75,000	70,916
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (d)	350,000	363,783
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (b) (d)	500,000	536,560
Series MTN, 6.63%, 6/21/2040 (b)	25,000	28,793
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (d)	510,000	552,692
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	140,794
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	32,615
3.90%, 5/15/2029 (b)	50,000	48,862
5.75%, 9/15/2034	300,000	316,119
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,366
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033 (b)	250,000	262,290
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,502
3.05%, 6/8/2051	250,000	180,112
3.75%, 5/15/2046	10,000	8,283
4.00%, 5/30/2047	80,000	69,218
4.05%, 3/7/2048	100,000	86,378
4.10%, 3/4/2049	100,000	86,787
5.45%, 5/25/2053	115,000	122,708
Series MTN, 6.25%, 6/15/2037	25,000	28,535
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,934

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Unum Group:
4.00%, 6/15/2029	$70,000	$68,583
4.13%, 6/15/2051	100,000	78,992
4.50%, 12/15/2049	15,000	12,777
6.00%, 6/15/2054	315,000	328,016
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	74,543
4.00%, 5/12/2050	45,000	36,794
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	54,915
4.50%, 9/15/2028	50,000	50,027
4.65%, 6/15/2027	100,000	100,847
5.35%, 5/15/2033	250,000	257,177
5.90%, 3/5/2054	150,000	157,027
		23,773,403
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (b)	400,000	349,312
2.70%, 2/9/2041 (b)	500,000	370,200
3.15%, 2/9/2051 (b)	100,000	71,569
3.40%, 12/6/2027	200,000	195,348
4.20%, 12/6/2047 (b)	260,000	226,689
Alphabet, Inc.:
1.10%, 8/15/2030 (b)	665,000	572,512
2.00%, 8/15/2026	250,000	242,335
2.05%, 8/15/2050	250,000	155,678
Amazon.com, Inc.:
1.00%, 5/12/2026	150,000	143,456
1.50%, 6/3/2030 (b)	235,000	205,583
1.65%, 5/12/2028	150,000	138,890
2.10%, 5/12/2031	150,000	132,804
2.50%, 6/3/2050	390,000	257,759
2.70%, 6/3/2060	280,000	179,878
2.88%, 5/12/2041	150,000	119,355
3.10%, 5/12/2051	150,000	111,432
3.15%, 8/22/2027	100,000	98,167
3.25%, 5/12/2061	150,000	108,615
3.30%, 4/13/2027	250,000	246,790
3.45%, 4/13/2029 (b)	200,000	197,064
3.60%, 4/13/2032	250,000	241,560
3.88%, 8/22/2037	125,000	117,729
3.95%, 4/13/2052	1,000,000	870,670
4.05%, 8/22/2047	625,000	561,637
4.25%, 8/22/2057	150,000	135,579
4.55%, 12/1/2027	250,000	255,242
4.60%, 12/1/2025	800,000	805,288
4.65%, 12/1/2029	500,000	516,575
4.70%, 12/1/2032	500,000	519,610
4.95%, 12/5/2044	125,000	129,795
5.20%, 12/3/2025	50,000	50,587
Baidu, Inc.:
1.63%, 2/23/2027 (b)	200,000	188,110
2.38%, 8/23/2031 (b)	200,000	173,952
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	248,460
Security Description	Principal Amount	Value
4.63%, 4/13/2030	$100,000	$102,330
eBay, Inc.:
1.40%, 5/10/2026	100,000	95,702
2.60%, 5/10/2031	100,000	89,399
2.70%, 3/11/2030	100,000	92,291
3.65%, 5/10/2051	550,000	422,829
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	504,989
3.25%, 2/15/2030	35,000	33,023
3.80%, 2/15/2028	50,000	49,070
4.63%, 8/1/2027	590,000	594,513
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	486,075
4.30%, 8/15/2029	145,000	147,233
4.45%, 8/15/2052	750,000	691,687
4.55%, 8/15/2031	175,000	178,902
4.60%, 5/15/2028	250,000	256,377
4.75%, 8/15/2034	135,000	137,782
4.95%, 5/15/2033 (b)	250,000	261,952
5.40%, 8/15/2054	105,000	109,951
5.55%, 8/15/2064	645,000	683,784
5.60%, 5/15/2053	500,000	542,105
Netflix, Inc.:
4.90%, 8/15/2034 (b)	60,000	62,047
5.40%, 8/15/2054	30,000	31,695
5.88%, 11/15/2028	750,000	799,065
VeriSign, Inc. 2.70%, 6/15/2031	80,000	69,970
		15,381,001
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC 6.70%, 7/29/2031 (b) (c)	200,000	205,800
ARES Capital Corp.:
2.15%, 7/15/2026	250,000	237,795
2.88%, 6/15/2028	500,000	461,240
3.88%, 1/15/2026	100,000	98,562
5.95%, 7/15/2029	65,000	66,739
ARES Strategic Income Fund 6.35%, 8/15/2029 (c)	250,000	255,315
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	94,613
Barings BDC, Inc. 7.00%, 2/15/2029	65,000	68,029
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	45,000	45,865
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	189,094
4.95%, 9/26/2027 (b) (c)	45,000	44,595
7.30%, 11/27/2028 (c)	250,000	266,120
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	91,233
3.63%, 1/15/2026	150,000	146,991

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Blue Owl Capital Corp. 3.40%, 7/15/2026	$250,000	$242,020
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030 (c)	200,000	198,130
6.65%, 3/15/2031	145,000	148,247
7.95%, 6/13/2028	200,000	213,786
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	466,005
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	243,737
6.88%, 8/15/2029	200,000	208,126
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	151,933
HPS Corporate Lending Fund 6.25%, 9/30/2029 (b) (c)	150,000	152,695
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	81,452
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	93,603
Oaktree Strategic Credit Fund 6.50%, 7/23/2029 (c)	40,000	40,609
Prospect Capital Corp. 3.44%, 10/15/2028 (b)	100,000	87,076
Sixth Street Lending Partners:
5.75%, 1/15/2030 (c)	100,000	99,656
6.50%, 3/11/2029 (c)	350,000	358,876
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	70,000	73,819
		5,131,761
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034 (b)	95,000	100,819
6.55%, 11/29/2027	200,000	212,246
6.80%, 11/29/2032 (b)	175,000	195,190
Nucor Corp.:
2.70%, 6/1/2030	15,000	13,853
2.98%, 12/15/2055	50,000	32,846
3.13%, 4/1/2032 (b)	90,000	82,511
4.30%, 5/23/2027 (b)	500,000	503,845
Steel Dynamics, Inc.:
1.65%, 10/15/2027 (b)	10,000	9,258
3.25%, 10/15/2050	20,000	14,065
3.45%, 4/15/2030	40,000	37,895
5.38%, 8/15/2034	105,000	108,322
Vale Overseas Ltd.:
6.13%, 6/12/2033 (b)	375,000	396,975
6.40%, 6/28/2054	65,000	68,335
6.88%, 11/10/2039	300,000	332,685
		2,108,845
IT SERVICES — 0.2%
Apple, Inc.:
4.00%, 5/10/2028	925,000	935,193
Security Description	Principal Amount	Value
4.30%, 5/10/2033 (b)	$700,000	$722,393
4.85%, 5/10/2053	500,000	515,420
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	350,000	374,266
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	196,890
3.45%, 12/15/2051 (b)	250,000	183,195
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	104,577
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	90,000	90,077
4.45%, 9/25/2026	90,000	90,189
4.55%, 10/15/2029	200,000	199,362
4.85%, 10/15/2031	200,000	199,460
5.00%, 10/15/2034	145,000	143,580
5.25%, 7/1/2028	250,000	257,808
5.60%, 10/15/2054	600,000	588,918
IBM International Capital Pte. Ltd.:
4.70%, 2/5/2026	350,000	351,957
4.90%, 2/5/2034	500,000	512,170
5.30%, 2/5/2054	605,000	611,800
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	90,000	96,200
		6,173,455
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	235,563
Polaris, Inc. 6.95%, 3/15/2029	350,000	379,788
		615,351
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (b)	50,000	47,340
5.85%, 8/1/2034 (b)	125,000	128,758
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	49,785
5.25%, 6/30/2029	110,000	112,616
5.75%, 1/30/2027	190,000	194,674
Las Vegas Sands Corp.:
6.00%, 8/15/2029	125,000	129,786
6.20%, 8/15/2034	125,000	130,821
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	457,490
4.80%, 3/15/2030	200,000	202,728
5.00%, 10/15/2027	55,000	56,130
5.35%, 3/15/2035	400,000	409,764
5.55%, 10/15/2028	155,000	162,200

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sands China Ltd. 5.40%, 8/8/2028 (b)	$750,000	$757,065
		2,839,157
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	30,000	28,931
0.90%, 3/2/2026	600,000	575,454
Series DMTN, 4.35%, 5/15/2026	750,000	754,740
5.00%, 5/14/2027	750,000	770,557
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	93,648
2.60%, 4/9/2030	95,000	88,256
3.25%, 4/9/2050	125,000	95,744
3.80%, 8/15/2042	125,000	109,729
4.75%, 5/15/2064	25,000	23,763
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,270
		2,550,092
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	142,620
4.55%, 4/10/2028	125,000	125,675
5.10%, 4/20/2029	125,000	128,718
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	14,852
Deere & Co.:
2.88%, 9/7/2049	35,000	25,318
3.90%, 6/9/2042 (b)	225,000	201,539
Flowserve Corp.:
2.80%, 1/15/2032	75,000	64,907
3.50%, 10/1/2030	35,000	32,614
IDEX Corp.:
2.63%, 6/15/2031	100,000	88,447
3.00%, 5/1/2030	25,000	23,158
4.95%, 9/1/2029	35,000	35,784
Ingersoll Rand, Inc.:
5.45%, 6/15/2034	105,000	110,448
5.70%, 6/15/2054	285,000	303,821
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	100,000	95,884
Series MTN, 1.30%, 10/13/2026	300,000	284,472
1.45%, 1/15/2031	70,000	59,737
Series MTN, 1.50%, 3/6/2028	100,000	92,146
Series MTN, 2.25%, 9/14/2026	100,000	96,957
Series MTN, 2.80%, 7/18/2029	50,000	47,330
Security Description	Principal Amount	Value
Series MTN, 3.35%, 4/18/2029	$100,000	$97,354
Series MTN, 4.70%, 6/10/2030	750,000	772,230
Series MTN, 4.80%, 1/9/2026	500,000	504,715
Series MTN, 4.85%, 3/5/2027	250,000	255,117
Series MTN, 4.85%, 6/11/2029	200,000	206,544
Series MTN, 4.90%, 3/7/2031	350,000	362,936
Series MTN, 4.95%, 7/14/2028	55,000	56,770
Series MTN, 5.05%, 6/12/2034	200,000	208,774
Series MTN, 5.10%, 4/11/2034	250,000	261,715
Series I, 5.15%, 9/8/2033	100,000	105,588
Series MTN, 5.15%, 9/8/2026	100,000	102,333
Nordson Corp. 4.50%, 12/15/2029	250,000	250,930
nVent Finance SARL:
2.75%, 11/15/2031 (b)	50,000	43,269
4.55%, 4/15/2028	50,000	50,064
Otis Worldwide Corp.:
2.57%, 2/15/2030	250,000	228,865
3.11%, 2/15/2040	250,000	200,872
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	82,951
4.20%, 3/1/2049	250,000	222,137
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	300,000	303,801
Xylem, Inc. 1.95%, 1/30/2028	45,000	41,773
		6,333,165
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	282,100
2.80%, 4/1/2031	290,000	248,049
3.50%, 6/1/2041	500,000	350,935
3.50%, 3/1/2042	500,000	347,480
3.70%, 4/1/2051	730,000	465,295
3.85%, 4/1/2061	100,000	61,275
3.90%, 6/1/2052	100,000	65,519
4.20%, 3/15/2028	250,000	243,212
4.40%, 4/1/2033 (b)	315,000	288,376
4.40%, 12/1/2061	100,000	68,011
4.80%, 3/1/2050	155,000	118,335
5.05%, 3/30/2029	100,000	99,505
5.25%, 4/1/2053	750,000	612,285

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 5/1/2047	$150,000	$125,615
6.10%, 6/1/2029	115,000	119,049
6.15%, 11/10/2026	500,000	514,050
6.48%, 10/23/2045	185,000	178,236
6.55%, 6/1/2034	180,000	186,982
Comcast Corp.:
1.50%, 2/15/2031	150,000	126,507
1.95%, 1/15/2031	70,000	60,750
2.45%, 8/15/2052 (b)	115,000	69,958
2.65%, 8/15/2062	75,000	44,424
2.80%, 1/15/2051	805,000	534,061
2.89%, 11/1/2051	350,000	234,944
2.94%, 11/1/2056	500,000	326,640
2.99%, 11/1/2063	550,000	348,540
3.15%, 3/1/2026	225,000	221,895
3.15%, 2/15/2028 (b)	200,000	194,128
3.20%, 7/15/2036	250,000	214,738
3.30%, 2/1/2027	150,000	147,633
3.30%, 4/1/2027	100,000	98,367
3.40%, 4/1/2030	550,000	527,378
3.40%, 7/15/2046	100,000	77,397
3.75%, 4/1/2040	250,000	216,270
3.90%, 3/1/2038	150,000	135,441
3.95%, 10/15/2025	350,000	349,006
4.00%, 11/1/2049	69,000	57,587
4.15%, 10/15/2028	250,000	250,355
4.20%, 8/15/2034	100,000	96,703
4.25%, 10/15/2030	50,000	49,887
4.25%, 1/15/2033	50,000	49,112
4.55%, 1/15/2029	500,000	508,195
4.60%, 10/15/2038	305,000	296,558
4.65%, 2/15/2033 (b)	500,000	507,230
4.65%, 7/15/2042	75,000	70,678
4.70%, 10/15/2048 (b)	500,000	473,135
4.95%, 10/15/2058	105,000	100,793
5.30%, 6/1/2034 (b)	200,000	210,444
5.35%, 5/15/2053	500,000	511,370
5.50%, 11/15/2032	605,000	647,465
5.50%, 5/15/2064	750,000	774,352
5.65%, 6/1/2054	110,000	117,316
Discovery Communications LLC 3.95%, 3/20/2028	30,000	28,608
Fox Corp.:
4.71%, 1/25/2029	40,000	40,505
5.48%, 1/25/2039	275,000	277,538
5.58%, 1/25/2049	25,000	24,602
6.50%, 10/13/2033	240,000	262,538
Grupo Televisa SAB 6.13%, 1/31/2046	58,000	55,755
Paramount Global:
2.90%, 1/15/2027	66,000	63,165
3.70%, 6/1/2028	50,000	47,427
4.20%, 6/1/2029	200,000	189,864
4.38%, 3/15/2043	25,000	18,513
Security Description	Principal Amount	Value
4.95%, 1/15/2031	$250,000	$236,272
4.95%, 5/19/2050	700,000	538,076
5.85%, 9/1/2043	200,000	174,236
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	49,242
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	76,649
5.50%, 9/1/2041	425,000	369,163
5.88%, 11/15/2040	50,000	45,277
6.75%, 6/15/2039	50,000	50,004
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	49,268
Series MTN, 3.00%, 7/30/2046	75,000	54,544
Walt Disney Co.:
1.75%, 1/13/2026	105,000	102,031
2.00%, 9/1/2029	185,000	168,206
2.20%, 1/13/2028 (b)	570,000	541,004
2.65%, 1/13/2031	440,000	401,614
3.38%, 11/15/2026 (b)	100,000	98,723
3.50%, 5/13/2040	650,000	553,403
3.60%, 1/13/2051	575,000	459,436
3.70%, 10/15/2025	100,000	99,604
3.80%, 5/13/2060	90,000	71,570
4.70%, 3/23/2050 (b)	700,000	679,511
5.40%, 10/1/2043	75,000	78,639
6.65%, 11/15/2037	250,000	295,330
		19,223,883
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	52,813
4.50%, 12/15/2028	20,000	19,986
		72,799
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	188,452
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	265,487
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	112,988
4.75%, 2/28/2028	350,000	357,108
5.00%, 9/30/2043	50,000	50,007
5.10%, 9/8/2028	250,000	258,540
5.25%, 9/8/2026	250,000	255,478
5.25%, 9/8/2033	250,000	261,887
5.50%, 9/8/2053	95,000	101,276
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	350,000	351,319
Newmont Corp.:
2.25%, 10/1/2030	65,000	58,226
2.60%, 7/15/2032 (b)	500,000	443,235
2.80%, 10/1/2029	80,000	75,021

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 3/15/2042	$50,000	$49,432
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026	140,000	141,770
5.35%, 3/15/2034	965,000	1,012,053
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	168,815
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	22,501
4.75%, 3/22/2042	150,000	147,203
5.00%, 3/9/2033	250,000	261,788
5.13%, 3/9/2053	750,000	761,182
Southern Copper Corp. 5.88%, 4/23/2045	357,000	373,429
		5,717,197
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	100,000	91,997
2.88%, 10/15/2027	225,000	216,999
3.05%, 4/15/2030 (b)	500,000	474,110
3.25%, 8/26/2049	310,000	232,072
Series MTN, 3.38%, 3/1/2029	50,000	48,383
Series MTN, 3.63%, 10/15/2047	25,000	19,919
Series MTN, 4.00%, 9/14/2048	30,000	26,570
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	59,774
Eaton Corp.:
3.10%, 9/15/2027	100,000	97,659
4.15%, 11/2/2042	25,000	22,901
4.35%, 5/18/2028	205,000	207,573
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	200,068
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	488,815
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	286,302
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	34,041
4.25%, 9/15/2027	750,000	752,498
Teledyne Technologies, Inc. 2.75%, 4/1/2031 (b)	250,000	224,800
Textron, Inc.:
2.45%, 3/15/2031	30,000	26,259
3.90%, 9/17/2029	50,000	48,787
4.00%, 3/15/2026	50,000	49,781
6.10%, 11/15/2033	200,000	216,664
		3,825,972
MULTI-NATIONAL — 0.4%
African Development Bank:
4.13%, 2/25/2027	350,000	353,294
Security Description	Principal Amount	Value
Series GMTN, 4.38%, 11/3/2027	$405,000	$413,489
4.63%, 1/4/2027	175,000	178,414
Asian Development Bank:
Series GMTN, 3.75%, 4/25/2028	175,000	175,623
Series GMTN, 4.13%, 1/12/2027	215,000	217,187
Series GMTN, 4.13%, 1/12/2034	500,000	509,220
Series GMTN, 4.38%, 3/6/2029	360,000	370,811
Series GMTN, 4.50%, 8/25/2028	383,000	394,704
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	208,739
4.25%, 3/13/2034	150,000	154,044
Corp. Andina de Fomento:
2.25%, 2/8/2027 (b)	150,000	143,904
4.75%, 4/1/2026	45,000	45,325
5.00%, 1/24/2029	470,000	486,055
5.25%, 11/21/2025	100,000	100,962
6.00%, 4/26/2027	175,000	183,253
Council of Europe Development Bank 4.13%, 1/24/2029	550,000	559,850
European Bank for Reconstruction & Development Series MTN, 4.25%, 3/13/2034	400,000	410,604
European Investment Bank:
3.63%, 7/15/2030	1,120,000	1,117,334
4.00%, 2/15/2029	1,180,000	1,197,440
4.13%, 2/13/2034	286,000	291,340
4.38%, 3/19/2027	1,260,000	1,282,025
4.50%, 10/16/2028	500,000	516,555
Inter-American Development Bank:
3.13%, 9/18/2028	100,000	98,169
4.13%, 2/15/2029	280,000	285,435
4.38%, 2/1/2027	250,000	253,823
Series GMTN, 4.50%, 5/15/2026	1,315,000	1,328,873
Series GMTN, 4.50%, 9/13/2033	200,000	209,214
Inter-American Investment Corp. 4.25%, 2/14/2029	175,000	178,561
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	2,100,000	2,090,823
4.00%, 7/25/2030	500,000	508,095
4.00%, 1/10/2031	500,000	507,310

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
International Finance Corp.:
Series GMTN, 4.38%, 1/15/2027	$50,000	$50,732
Series GMTN, 4.50%, 7/13/2028	135,000	139,311
Nordic Investment Bank 4.25%, 2/28/2029	200,000	204,618
		15,165,136
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	207,058
3.57%, 12/1/2031	500,000	457,600
5.55%, 8/22/2034	140,000	143,156
		807,814
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	436,215
2.72%, 1/12/2032	500,000	445,515
2.94%, 6/4/2051	105,000	71,303
3.00%, 2/24/2050	250,000	173,285
3.02%, 1/16/2027	200,000	195,508
3.06%, 6/17/2041	500,000	388,275
3.38%, 2/8/2061	150,000	105,600
3.59%, 4/14/2027	250,000	247,188
3.63%, 4/6/2030	200,000	194,200
3.94%, 9/21/2028	100,000	99,391
4.81%, 2/13/2033	535,000	542,073
4.89%, 9/11/2033	500,000	508,690
5.02%, 11/17/2027 (b)	750,000	771,405
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	345,100
Series GMTN, 4.95%, 6/1/2047	100,000	91,967
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	30,164
Chevron Corp.:
2.00%, 5/11/2027	350,000	334,348
2.24%, 5/11/2030	100,000	90,796
2.95%, 5/16/2026	550,000	541,915
3.08%, 5/11/2050	100,000	73,242
Chevron USA, Inc.:
1.02%, 8/12/2027	40,000	36,996
2.34%, 8/12/2050 (b)	65,000	40,613
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	101,804
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	253,085
ConocoPhillips 6.50%, 2/1/2039	75,000	86,591
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	400,650
4.03%, 3/15/2062	215,000	173,587
Security Description	Principal Amount	Value
5.30%, 5/15/2053	$750,000	$757,897
6.95%, 4/15/2029	50,000	55,604
Coterra Energy, Inc. 3.90%, 5/15/2027	250,000	246,335
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	22,341
5.20%, 9/15/2034	300,000	298,743
5.75%, 9/15/2054	300,000	291,669
5.85%, 12/15/2025	50,000	50,502
Diamondback Energy, Inc.:
3.25%, 12/1/2026	45,000	44,042
3.50%, 12/1/2029	100,000	95,200
4.40%, 3/24/2051	35,000	29,131
5.20%, 4/18/2027	500,000	510,150
5.75%, 4/18/2054	350,000	352,628
6.25%, 3/15/2033	550,000	593,208
6.25%, 3/15/2053	250,000	268,227
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	23,430
4.38%, 4/15/2030	30,000	30,215
4.95%, 4/15/2050	35,000	33,718
EQT Corp. 5.70%, 4/1/2028	500,000	516,920
Equinor ASA:
3.25%, 11/18/2049	305,000	228,860
3.63%, 9/10/2028	50,000	49,271
3.63%, 4/6/2040	100,000	86,254
3.70%, 4/6/2050	250,000	202,955
3.95%, 5/15/2043	50,000	43,779
4.80%, 11/8/2043	30,000	29,742
Exxon Mobil Corp.:
2.44%, 8/16/2029 (b)	50,000	46,773
2.61%, 10/15/2030	300,000	276,468
3.00%, 8/16/2039	50,000	41,036
3.10%, 8/16/2049	50,000	36,787
3.29%, 3/19/2027	350,000	347,802
3.45%, 4/15/2051	545,000	422,664
3.48%, 3/19/2030	250,000	242,850
4.11%, 3/1/2046	625,000	557,031
4.23%, 3/19/2040	105,000	98,330
4.33%, 3/19/2050	250,000	226,385
Hess Corp.:
5.60%, 2/15/2041	75,000	78,014
5.80%, 4/1/2047	250,000	263,807
Marathon Oil Corp.:
4.40%, 7/15/2027	50,000	50,073
5.20%, 6/1/2045	50,000	49,211
5.30%, 4/1/2029	200,000	207,446
5.70%, 4/1/2034 (b)	200,000	214,558
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	29,490
4.50%, 4/1/2048	25,000	21,183
5.13%, 12/15/2026	150,000	152,357
Occidental Petroleum Corp.:
5.00%, 8/1/2027	90,000	91,240

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 8/1/2029	$160,000	$162,626
5.55%, 10/1/2034	145,000	147,248
6.05%, 10/1/2054	125,000	126,956
6.45%, 9/15/2036	500,000	539,865
6.63%, 9/1/2030	750,000	808,837
Ovintiv, Inc. 5.65%, 5/15/2028	675,000	696,573
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	250,000	240,740
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	131,553
3.15%, 12/15/2029	100,000	94,665
3.30%, 3/15/2052	500,000	346,760
3.55%, 10/1/2026	10,000	9,867
3.75%, 3/1/2028	25,000	24,619
3.90%, 3/15/2028 (b)	50,000	49,462
4.88%, 11/15/2044	95,000	88,550
4.90%, 10/1/2046	10,000	9,211
4.95%, 3/15/2035	200,000	197,838
5.50%, 3/15/2055	200,000	196,088
5.65%, 6/15/2054	500,000	504,305
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	91,354
2.15%, 1/15/2031	70,000	61,510
5.10%, 3/29/2026	1,050,000	1,064,763
Shell International Finance BV:
2.38%, 11/7/2029	100,000	92,453
2.50%, 9/12/2026	150,000	145,658
2.75%, 4/6/2030 (b)	600,000	558,600
2.88%, 11/26/2041	350,000	266,980
3.13%, 11/7/2049	100,000	72,084
3.25%, 4/6/2050	500,000	369,255
4.00%, 5/10/2046	100,000	85,754
4.13%, 5/11/2035 (b)	75,000	72,755
4.38%, 5/11/2045	750,000	681,180
4.55%, 8/12/2043	250,000	235,953
5.50%, 3/25/2040	25,000	26,616
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	215,129
4.00%, 11/15/2047	70,000	55,670
6.50%, 6/15/2038 (b)	50,000	55,935
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	387,945
3.13%, 5/29/2050	200,000	144,432
3.46%, 2/19/2029	500,000	488,455
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	24,858
4.72%, 9/10/2034	125,000	125,624
5.15%, 4/5/2034	125,000	130,063
5.28%, 9/10/2054	250,000	250,568
5.43%, 9/10/2064	250,000	251,465
5.49%, 4/5/2054	200,000	206,784
5.64%, 4/5/2064	200,000	208,824
Security Description	Principal Amount	Value
Valero Energy Corp.:
2.15%, 9/15/2027	$250,000	$235,950
3.65%, 12/1/2051 (b)	750,000	546,270
6.63%, 6/15/2037	250,000	279,592
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	496,540
5.70%, 9/12/2054	350,000	348,022
		27,746,636
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (b)	600,000	575,028
3.34%, 12/15/2027	50,000	48,786
4.08%, 12/15/2047	150,000	127,083
Halliburton Co.:
2.92%, 3/1/2030	500,000	464,620
3.80%, 11/15/2025	9,000	8,937
4.85%, 11/15/2035	150,000	149,772
5.00%, 11/15/2045	35,000	33,599
7.45%, 9/15/2039	25,000	30,853
NOV, Inc. 3.60%, 12/1/2029	100,000	94,924
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	150,000	137,899
5.00%, 6/1/2034	250,000	256,755
		1,928,256
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033	160,000	168,677
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	114,930
Berry Global, Inc.:
1.57%, 1/15/2026	250,000	240,625
5.65%, 1/15/2034 (c)	40,000	41,082
5.80%, 6/15/2031 (c)	250,000	259,975
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	23,538
3.40%, 12/15/2027	35,000	34,153
4.05%, 12/15/2049	10,000	8,292
Sonoco Products Co.:
4.45%, 9/1/2026	350,000	350,101
4.60%, 9/1/2029	125,000	124,414
5.00%, 9/1/2034	145,000	143,028
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	439,315
3.38%, 9/15/2027	100,000	97,410
4.20%, 6/1/2032	50,000	48,726
		2,094,266
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.95%, 11/21/2026	605,000	592,319
3.20%, 5/14/2026	200,000	197,440

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 11/21/2029	$1,245,000	$1,190,332
4.05%, 11/21/2039	1,450,000	1,339,350
4.25%, 11/14/2028 (b)	35,000	35,366
4.25%, 11/21/2049	340,000	304,259
4.30%, 5/14/2036	50,000	48,643
4.40%, 11/6/2042	50,000	47,143
4.45%, 5/14/2046	150,000	139,982
4.50%, 5/14/2035	50,000	49,828
4.55%, 3/15/2035	350,000	350,129
4.75%, 3/15/2045	75,000	72,983
4.80%, 3/15/2027	160,000	163,088
4.80%, 3/15/2029	150,000	154,339
4.88%, 11/14/2048	25,000	24,594
4.95%, 3/15/2031	80,000	83,138
5.05%, 3/15/2034	250,000	261,112
5.35%, 3/15/2044	790,000	833,647
5.40%, 3/15/2054	155,000	164,371
5.50%, 3/15/2064	110,000	117,402
Astrazeneca Finance LLC:
1.20%, 5/28/2026	785,000	751,590
1.75%, 5/28/2028	55,000	50,784
2.25%, 5/28/2031	20,000	17,727
4.85%, 2/26/2029	165,000	170,110
4.88%, 3/3/2028	250,000	256,845
5.00%, 2/26/2034	1,085,000	1,132,501
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	568,394
3.38%, 11/16/2025	35,000	34,721
4.00%, 1/17/2029	35,000	35,011
4.00%, 9/18/2042	25,000	22,458
4.38%, 8/17/2048	40,000	37,212
6.45%, 9/15/2037	25,000	29,235
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	56,094
3.70%, 6/6/2027	163,000	161,008
4.67%, 6/6/2047	210,000	195,058
4.69%, 2/13/2028	265,000	268,294
4.69%, 12/15/2044	20,000	18,683
4.87%, 2/8/2029	250,000	255,267
5.08%, 6/7/2029	140,000	144,609
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	48,181
1.13%, 11/13/2027 (b)	50,000	45,927
1.45%, 11/13/2030	30,000	25,673
2.35%, 11/13/2040	520,000	372,325
2.55%, 11/13/2050	30,000	19,108
2.95%, 3/15/2032	95,000	86,584
3.25%, 8/1/2042	50,000	39,750
3.40%, 7/26/2029	155,000	150,558
3.55%, 3/15/2042	550,000	460,344
3.70%, 3/15/2052	500,000	396,720
3.90%, 2/20/2028 (b)	100,000	99,601
4.13%, 6/15/2039	535,000	495,437
4.25%, 10/26/2049	150,000	131,729
4.35%, 11/15/2047	225,000	201,316
Security Description	Principal Amount	Value
4.55%, 2/20/2048	$100,000	$92,122
4.90%, 2/22/2027 (b)	385,000	393,135
4.90%, 2/22/2029 (b)	115,000	118,863
4.95%, 2/20/2026 (b)	600,000	607,698
5.10%, 2/22/2031	500,000	523,585
5.20%, 2/22/2034 (b)	95,000	100,113
5.50%, 2/22/2044	35,000	37,073
5.55%, 2/22/2054	120,000	127,250
5.65%, 2/22/2064	145,000	153,684
5.90%, 11/15/2033	135,000	149,193
6.25%, 11/15/2053	125,000	144,749
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	293,988
4.90%, 9/15/2045	25,000	23,393
5.13%, 2/15/2029	250,000	257,212
Cencora, Inc.:
2.70%, 3/15/2031	200,000	179,666
2.80%, 5/15/2030 (b)	100,000	91,907
3.45%, 12/15/2027	50,000	48,903
5.13%, 2/15/2034 (b)	145,000	149,362
Cigna Group:
1.25%, 3/15/2026	165,000	157,907
2.40%, 3/15/2030	120,000	108,618
3.05%, 10/15/2027	50,000	48,480
3.20%, 3/15/2040	585,000	461,939
3.40%, 3/15/2050	415,000	304,830
3.40%, 3/15/2051	290,000	211,799
4.38%, 10/15/2028	810,000	813,094
4.50%, 2/25/2026	750,000	751,860
4.80%, 8/15/2038	60,000	58,389
4.90%, 12/15/2048	295,000	277,742
5.00%, 5/15/2029	250,000	257,252
5.25%, 2/15/2034	250,000	258,875
5.60%, 2/15/2054	85,000	87,828
6.13%, 11/15/2041	25,000	27,482
CVS Health Corp.:
1.30%, 8/21/2027	300,000	275,691
1.88%, 2/28/2031 (b)	250,000	210,632
2.70%, 8/21/2040	850,000	603,619
2.88%, 6/1/2026	210,000	205,059
3.75%, 4/1/2030	250,000	239,632
4.13%, 4/1/2040	350,000	299,610
4.30%, 3/25/2028	179,000	178,452
4.88%, 7/20/2035	45,000	44,057
5.00%, 2/20/2026	70,000	70,476
5.00%, 1/30/2029	820,000	837,236
5.05%, 3/25/2048	300,000	273,753
5.13%, 2/21/2030	100,000	102,521
5.13%, 7/20/2045	185,000	172,427
5.25%, 2/21/2033	100,000	102,160
5.30%, 6/1/2033	80,000	81,736
5.40%, 6/1/2029 (b)	750,000	778,065
5.63%, 2/21/2053	700,000	690,669
5.70%, 6/1/2034	250,000	260,735
5.88%, 6/1/2053	860,000	874,560

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 6/1/2044	$250,000	$258,615
6.05%, 6/1/2054	250,000	260,440
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	62,930
2.50%, 9/15/2060	250,000	151,398
4.15%, 8/14/2027	140,000	141,315
4.20%, 8/14/2029	90,000	90,826
4.50%, 2/9/2029	165,000	168,930
4.60%, 8/14/2034	145,000	147,039
4.70%, 2/27/2033	725,000	745,525
4.70%, 2/9/2034	250,000	255,610
4.88%, 2/27/2053	140,000	139,933
5.00%, 2/9/2054	90,000	91,493
5.05%, 8/14/2054	100,000	102,368
5.10%, 2/9/2064	300,000	306,327
5.20%, 8/14/2064	90,000	92,947
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	810,785
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	99,523
4.20%, 3/18/2043	25,000	22,856
6.38%, 5/15/2038	50,000	58,136
Johnson & Johnson:
0.95%, 9/1/2027	65,000	60,242
1.30%, 9/1/2030 (b)	1,070,000	930,033
2.10%, 9/1/2040	565,000	409,631
2.25%, 9/1/2050 (b)	100,000	64,733
2.45%, 3/1/2026	30,000	29,433
2.45%, 9/1/2060 (b)	65,000	40,668
2.90%, 1/15/2028	250,000	243,937
3.40%, 1/15/2038	100,000	89,685
3.55%, 3/1/2036	150,000	140,177
3.63%, 3/3/2037	200,000	185,692
3.75%, 3/3/2047	100,000	86,897
4.50%, 12/5/2043 (b)	50,000	50,160
4.80%, 6/1/2029 (b)	165,000	171,750
4.95%, 6/1/2034	105,000	111,309
5.25%, 6/1/2054	110,000	119,126
McKesson Corp.:
0.90%, 12/3/2025	370,000	355,951
4.25%, 9/15/2029	100,000	100,225
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	23,086
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	335,069
1.45%, 6/24/2030	55,000	47,683
1.70%, 6/10/2027	850,000	805,298
1.90%, 12/10/2028	100,000	92,204
2.15%, 12/10/2031	195,000	170,697
2.35%, 6/24/2040	70,000	51,258
2.75%, 12/10/2051	150,000	101,375
3.40%, 3/7/2029	100,000	97,684
3.60%, 9/15/2042	25,000	21,081
3.70%, 2/10/2045	50,000	42,137
3.90%, 3/7/2039	100,000	91,425
Security Description	Principal Amount	Value
4.00%, 3/7/2049	$65,000	$56,344
4.05%, 5/17/2028 (b)	100,000	100,881
4.30%, 5/17/2030 (b)	200,000	202,878
4.50%, 5/17/2033 (b)	120,000	121,919
5.00%, 5/17/2053	750,000	755,632
Novartis Capital Corp.:
2.00%, 2/14/2027	100,000	95,983
2.20%, 8/14/2030	100,000	90,765
2.75%, 8/14/2050	815,000	574,110
3.00%, 11/20/2025	25,000	24,708
3.10%, 5/17/2027	30,000	29,467
3.80%, 9/18/2029	95,000	94,292
4.00%, 9/18/2031	125,000	123,988
4.00%, 11/20/2045	50,000	44,824
4.20%, 9/18/2034	125,000	123,093
4.70%, 9/18/2054	95,000	93,095
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	945,000	950,935
4.45%, 5/19/2028	500,000	507,400
4.65%, 5/19/2030	250,000	256,042
4.75%, 5/19/2033	750,000	765,592
5.11%, 5/19/2043	1,000,000	1,016,620
5.30%, 5/19/2053	660,000	682,572
5.34%, 5/19/2063	250,000	256,512
Pfizer, Inc.:
1.70%, 5/28/2030 (b)	150,000	132,315
1.75%, 8/18/2031 (b)	65,000	55,736
2.55%, 5/28/2040	900,000	673,164
2.70%, 5/28/2050	250,000	173,147
3.00%, 12/15/2026	150,000	147,131
3.45%, 3/15/2029 (b)	100,000	97,948
3.60%, 9/15/2028 (b)	100,000	99,013
3.90%, 3/15/2039	25,000	22,800
4.00%, 12/15/2036 (b)	150,000	142,880
4.00%, 3/15/2049	100,000	86,742
4.10%, 9/15/2038	200,000	187,708
4.20%, 9/15/2048	35,000	31,092
7.20%, 3/15/2039	75,000	93,751
Sanofi SA 3.63%, 6/19/2028	100,000	99,126
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	530,000	521,764
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	222,090
3.03%, 7/9/2040	200,000	155,498
3.18%, 7/9/2050	500,000	358,690
5.00%, 11/26/2028	100,000	102,520
5.30%, 7/5/2034	250,000	260,827
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	218,997
Viatris, Inc.:
2.70%, 6/22/2030	150,000	133,275
3.85%, 6/22/2040	500,000	389,370

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/22/2050	$900,000	$645,696
Wyeth LLC 6.00%, 2/15/2036	25,000	27,978
Zoetis, Inc.:
3.00%, 9/12/2027 (b)	50,000	48,484
3.00%, 5/15/2050	105,000	74,037
3.90%, 8/20/2028	50,000	49,644
4.45%, 8/20/2048	25,000	22,618
4.70%, 2/1/2043	25,000	23,829
5.40%, 11/14/2025	95,000	95,896
5.60%, 11/16/2032	500,000	535,425
		48,539,885
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	41,322
4.80%, 5/3/2029	40,000	40,180
5.63%, 8/1/2034	250,000	257,897
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	616,462
3.70%, 11/15/2029	90,000	86,518
Cheniere Energy Partners LP:
5.75%, 8/15/2034 (c)	750,000	782,190
5.95%, 6/30/2033	250,000	264,567
Cheniere Energy, Inc. 5.65%, 4/15/2034 (c)	115,000	119,083
DCP Midstream Operating LP 3.25%, 2/15/2032	300,000	266,646
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	167,810
3.40%, 8/1/2051	145,000	104,600
3.70%, 7/15/2027	50,000	49,299
4.00%, 11/15/2049	100,000	80,421
4.25%, 12/1/2026	50,000	49,942
5.25%, 4/5/2027	350,000	358,393
5.63%, 4/5/2034	155,000	162,834
5.70%, 3/8/2033	610,000	643,135
6.00%, 11/15/2028	150,000	159,352
6.70%, 11/15/2053	500,000	580,000
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (d)	500,000	526,530
Energy Transfer LP:
4.00%, 10/1/2027	50,000	49,506
4.15%, 9/15/2029	100,000	98,478
4.20%, 4/15/2027 (b)	50,000	49,847
4.40%, 3/15/2027	50,000	50,085
4.75%, 1/15/2026	225,000	225,301
4.95%, 5/15/2028	30,000	30,451
5.00%, 5/15/2050	250,000	225,862
5.15%, 2/1/2043	25,000	23,407
5.15%, 3/15/2045	225,000	209,720
5.25%, 4/15/2029	275,000	282,832
5.30%, 4/1/2044	25,000	24,004
5.35%, 5/15/2045	25,000	23,809
5.40%, 10/1/2047	150,000	142,829
Security Description	Principal Amount	Value
5.55%, 2/15/2028	$550,000	$568,733
5.55%, 5/15/2034	175,000	181,153
5.60%, 9/1/2034	250,000	259,755
5.75%, 2/15/2033	500,000	524,100
5.95%, 5/15/2054	750,000	767,640
6.05%, 12/1/2026	500,000	517,385
6.10%, 12/1/2028	250,000	265,545
6.25%, 4/15/2049	275,000	289,349
EnLink Midstream LLC 5.65%, 9/1/2034	100,000	103,345
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	95,491
3.20%, 2/15/2052	200,000	141,748
3.30%, 2/15/2053	250,000	178,872
3.70%, 1/31/2051	1,250,000	974,225
3.95%, 2/15/2027	200,000	199,462
4.15%, 10/16/2028	25,000	24,989
4.20%, 1/31/2050	65,000	55,427
4.80%, 2/1/2049	25,000	23,378
4.85%, 3/15/2044	50,000	47,647
4.90%, 5/15/2046	50,000	47,776
4.95%, 2/15/2035	640,000	649,638
5.10%, 2/15/2045	200,000	197,086
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (d)	150,000	148,186
5.35%, 1/31/2033	500,000	524,905
5.55%, 2/16/2055	125,000	129,141
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	24,186
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	110,000	94,501
3.25%, 8/1/2050	650,000	442,429
3.60%, 2/15/2051	600,000	434,574
5.00%, 2/1/2029	200,000	204,088
5.05%, 2/15/2046	50,000	46,210
5.10%, 8/1/2029	115,000	118,025
5.20%, 6/1/2033	675,000	683,518
5.30%, 12/1/2034	200,000	203,108
5.40%, 2/1/2034	200,000	204,988
5.55%, 6/1/2045	150,000	148,081
5.95%, 8/1/2054	180,000	186,869
MPLX LP:
1.75%, 3/1/2026	35,000	33,707
2.65%, 8/15/2030	500,000	449,995
4.00%, 3/15/2028	35,000	34,529
4.50%, 4/15/2038	180,000	166,311
4.70%, 4/15/2048	100,000	87,243
4.80%, 2/15/2029	105,000	106,611
4.90%, 4/15/2058	25,000	21,982
4.95%, 3/14/2052	1,000,000	897,500
5.00%, 3/1/2033	145,000	145,125
5.20%, 3/1/2047	100,000	94,829
5.20%, 12/1/2047	100,000	93,882

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 6/1/2034	$110,000	$113,095
ONEOK, Inc.:
3.10%, 3/15/2030	525,000	488,764
3.40%, 9/1/2029	100,000	95,094
4.00%, 7/13/2027	30,000	29,772
4.20%, 10/3/2047	50,000	40,072
4.25%, 9/24/2027	450,000	450,432
4.40%, 10/15/2029	100,000	99,667
4.45%, 9/1/2049	40,000	33,413
4.50%, 3/15/2050	25,000	20,855
4.55%, 7/15/2028	50,000	50,252
4.75%, 10/15/2031	100,000	100,014
4.85%, 2/1/2049	275,000	244,453
4.95%, 7/13/2047	150,000	135,716
5.00%, 3/1/2026	50,000	50,252
5.05%, 11/1/2034	200,000	199,088
5.20%, 7/15/2048	25,000	23,328
5.55%, 11/1/2026	145,000	148,297
5.70%, 11/1/2054 (b)	200,000	198,960
5.85%, 11/1/2064	200,000	198,678
6.05%, 9/1/2033	145,000	154,999
6.63%, 9/1/2053	500,000	554,950
Plains All American Pipeline LP/PAA Finance Corp.:
4.50%, 12/15/2026	50,000	50,061
4.65%, 10/15/2025	400,000	399,592
4.70%, 6/15/2044	25,000	22,205
5.70%, 9/15/2034	250,000	259,790
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	99,455
4.50%, 5/15/2030	250,000	249,340
5.88%, 6/30/2026	250,000	254,152
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034 (c)	750,000	757,725
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	86,929
5.50%, 2/15/2035	155,000	159,630
6.15%, 3/1/2029	200,000	213,114
6.50%, 2/15/2053	500,000	555,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	469,980
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	688,422
4.63%, 3/1/2034	250,000	246,550
4.75%, 5/15/2038	100,000	96,317
6.20%, 3/9/2026	550,000	550,286
7.63%, 1/15/2039	25,000	30,737
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	702,517
7.85%, 2/1/2026	200,000	206,858
Security Description	Principal Amount	Value
Valero Energy Partners LP 4.50%, 3/15/2028	$50,000	$50,135
Western Midstream Operating LP 6.15%, 4/1/2033	605,000	639,539
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	662,842
3.50%, 11/15/2030 (b)	100,000	94,512
3.75%, 6/15/2027	200,000	197,088
5.10%, 9/15/2045	125,000	119,048
5.40%, 3/2/2026	500,000	506,475
5.65%, 3/15/2033	500,000	523,825
5.75%, 6/24/2044	25,000	25,651
		30,978,930
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
4.88%, 3/1/2026	50,000	50,223
5.50%, 4/1/2029	115,000	119,947
5.95%, 8/15/2034	155,000	166,394
		336,564
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	59,435
4.80%, 10/1/2032	250,000	247,907
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	103,469
3.00%, 5/18/2051	250,000	166,652
3.38%, 8/15/2031	60,000	55,840
4.00%, 2/1/2050	100,000	79,731
4.70%, 7/1/2030	35,000	35,230
5.15%, 4/15/2053	500,000	477,795
5.25%, 5/15/2036	115,000	117,092
American Homes 4 Rent LP 5.50%, 2/1/2034	300,000	309,798
American Tower Corp.:
1.45%, 9/15/2026	200,000	189,390
2.30%, 9/15/2031	145,000	124,788
2.75%, 1/15/2027	200,000	193,252
3.10%, 6/15/2050	100,000	69,694
3.13%, 1/15/2027	100,000	97,376
3.38%, 10/15/2026	75,000	73,681
3.65%, 3/15/2027	160,000	157,568
5.20%, 2/15/2029	500,000	515,305
5.45%, 2/15/2034	100,000	104,503
5.50%, 3/15/2028	750,000	776,610
5.80%, 11/15/2028	250,000	262,815
5.90%, 11/15/2033	250,000	268,795
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	120,316
Series MTN, 2.45%, 1/15/2031 (b)	70,000	62,403
Series GMTN, 2.95%, 5/11/2026	50,000	49,045

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/15/2028 (b)	$40,000	$38,754
Series MTN, 3.30%, 6/1/2029	65,000	62,505
Series MTN, 3.90%, 10/15/2046	50,000	41,672
5.00%, 2/15/2033	500,000	511,545
5.30%, 12/7/2033	250,000	260,655
Boston Properties LP:
2.45%, 10/1/2033 (b)	50,000	40,026
2.55%, 4/1/2032	200,000	166,542
2.75%, 10/1/2026	150,000	144,582
2.90%, 3/15/2030	35,000	31,437
3.40%, 6/21/2029	100,000	93,515
3.65%, 2/1/2026	100,000	98,545
5.75%, 1/15/2035	200,000	203,986
6.50%, 1/15/2034 (b)	500,000	543,640
6.75%, 12/1/2027	100,000	105,725
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	46,111
2.50%, 8/16/2031	50,000	43,420
4.05%, 7/1/2030 (b)	25,000	24,268
4.13%, 6/15/2026	50,000	49,705
4.13%, 5/15/2029	100,000	97,892
5.50%, 2/15/2034	175,000	180,017
Camden Property Trust:
3.15%, 7/1/2029	65,000	61,963
4.10%, 10/15/2028	20,000	19,900
5.85%, 11/3/2026	250,000	258,627
COPT Defense Properties LP:
2.25%, 3/15/2026	35,000	33,799
2.75%, 4/15/2031	40,000	34,988
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	427,645
2.50%, 7/15/2031	500,000	435,040
2.90%, 4/1/2041	500,000	371,000
3.65%, 9/1/2027	150,000	147,078
3.70%, 6/15/2026	15,000	14,822
4.00%, 3/1/2027	20,000	19,854
4.75%, 5/15/2047	100,000	90,907
4.90%, 9/1/2029	85,000	86,428
5.00%, 1/11/2028	35,000	35,604
5.20%, 9/1/2034 (b)	200,000	202,646
5.80%, 3/1/2034	110,000	116,664
CubeSmart LP:
3.00%, 2/15/2030	100,000	92,694
4.38%, 2/15/2029	30,000	29,824
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	147,853
5.55%, 1/15/2028	140,000	144,864
DOC Dr. LLC:
2.63%, 11/1/2031	25,000	21,808
3.95%, 1/15/2028	100,000	98,474
Security Description	Principal Amount	Value
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034 (b)	$195,000	$204,818
Equinix, Inc.:
1.45%, 5/15/2026	70,000	66,900
1.55%, 3/15/2028	75,000	68,401
2.00%, 5/15/2028	70,000	64,543
2.50%, 5/15/2031	100,000	88,332
2.95%, 9/15/2051	150,000	99,534
3.20%, 11/18/2029	45,000	42,480
3.40%, 2/15/2052	50,000	36,355
3.90%, 4/15/2032 (b)	100,000	95,733
ERP Operating LP:
1.85%, 8/1/2031	200,000	170,254
3.00%, 7/1/2029	25,000	23,625
3.50%, 3/1/2028	100,000	97,687
4.00%, 8/1/2047	50,000	41,660
4.15%, 12/1/2028	100,000	99,787
4.65%, 9/15/2034	110,000	109,480
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	151,102
2.55%, 6/15/2031	30,000	26,266
3.00%, 1/15/2030	25,000	23,245
3.63%, 5/1/2027	50,000	49,175
4.00%, 3/1/2029	65,000	63,836
4.50%, 3/15/2048 (b)	50,000	44,042
5.50%, 4/1/2034	200,000	207,772
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	59,091
2.40%, 10/15/2031	70,000	60,222
3.50%, 7/1/2026	350,000	345,495
3.90%, 4/1/2029	520,000	507,738
4.00%, 6/15/2029	100,000	98,097
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	70,828
3.25%, 7/15/2027	50,000	48,498
5.38%, 5/1/2028	250,000	256,752
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	88,460
4.00%, 1/15/2030	65,000	61,929
4.00%, 1/15/2031	50,000	46,851
5.38%, 4/15/2026	40,000	40,175
5.63%, 9/15/2034	200,000	204,430
5.75%, 6/1/2028	20,000	20,531
6.75%, 12/1/2033	490,000	538,686
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	55,000	46,049
3.50%, 8/1/2026	25,000	24,582
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	93,567
2.13%, 12/1/2028	125,000	114,384
2.88%, 1/15/2031 (b)	125,000	113,761
5.25%, 12/15/2032	300,000	308,898

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Highwoods Realty LP:
3.05%, 2/15/2030	$25,000	$22,492
3.88%, 3/1/2027	50,000	48,861
7.65%, 2/1/2034	200,000	229,708
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	150,000	139,773
5.50%, 4/15/2035	250,000	253,237
Invitation Homes Operating Partnership LP 5.45%, 8/15/2030 (b)	500,000	520,985
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	44,696
4.75%, 12/15/2028 (b)	25,000	24,819
6.25%, 1/15/2036 (b)	60,000	61,444
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	153,522
2.80%, 10/1/2026	50,000	48,508
3.70%, 10/1/2049	100,000	77,446
3.80%, 4/1/2027	25,000	24,691
4.60%, 2/1/2033	250,000	248,065
4.85%, 3/1/2035	45,000	44,649
Kite Realty Group LP 5.50%, 3/1/2034	75,000	77,242
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	49,318
3.95%, 3/15/2029	100,000	98,907
5.30%, 2/15/2032	300,000	311,949
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	165,322
3.10%, 4/15/2050	100,000	68,033
3.50%, 4/15/2051	45,000	33,108
3.60%, 12/15/2026	50,000	49,362
4.30%, 10/15/2028	35,000	34,808
5.50%, 6/15/2034	100,000	103,982
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	171,834
3.63%, 10/1/2029	50,000	47,074
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	196,440
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	87,155
6.88%, 7/15/2029 (b)	105,000	110,415
Prologis LP:
1.25%, 10/15/2030 (b)	30,000	25,302
1.63%, 3/15/2031	250,000	211,085
1.75%, 2/1/2031	70,000	60,136
2.13%, 4/15/2027	50,000	47,672
2.25%, 4/15/2030	65,000	58,689
2.25%, 1/15/2032	100,000	85,965
3.00%, 4/15/2050	50,000	34,975
3.05%, 3/1/2050	10,000	6,976
4.00%, 9/15/2028	100,000	99,538
Security Description	Principal Amount	Value
4.38%, 2/1/2029	$65,000	$65,525
4.75%, 6/15/2033	200,000	202,684
4.88%, 6/15/2028	500,000	512,610
5.25%, 6/15/2053	350,000	354,641
Public Storage Operating Co.:
1.50%, 11/9/2026	50,000	47,445
1.85%, 5/1/2028	250,000	231,465
2.25%, 11/9/2031	65,000	56,504
5.10%, 8/1/2033	400,000	414,884
Realty Income Corp.:
0.75%, 3/15/2026	250,000	237,152
1.80%, 3/15/2033	300,000	238,947
2.10%, 3/15/2028	50,000	46,516
2.70%, 2/15/2032	60,000	52,761
2.85%, 12/15/2032	250,000	218,612
3.10%, 12/15/2029	150,000	141,472
3.40%, 1/15/2030	100,000	95,137
3.65%, 1/15/2028	100,000	98,170
3.95%, 8/15/2027	40,000	39,769
4.13%, 10/15/2026	50,000	49,941
4.63%, 11/1/2025	50,000	50,139
4.70%, 12/15/2028	140,000	142,177
4.75%, 2/15/2029	250,000	254,657
4.88%, 6/1/2026	10,000	10,084
5.05%, 1/13/2026	45,000	45,022
5.38%, 9/1/2054	290,000	295,101
Regency Centers LP:
4.13%, 3/15/2028	50,000	49,607
4.40%, 2/1/2047	150,000	131,709
5.10%, 1/15/2035	375,000	381,577
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	131,989
5.13%, 8/15/2026	25,000	25,163
Simon Property Group LP:
1.38%, 1/15/2027	200,000	188,176
1.75%, 2/1/2028	250,000	231,527
2.20%, 2/1/2031	250,000	219,242
2.65%, 7/15/2030	350,000	320,778
2.65%, 2/1/2032	500,000	441,205
4.25%, 11/30/2046 (b)	50,000	43,555
4.75%, 9/26/2034	40,000	39,663
5.50%, 3/8/2033	200,000	211,244
6.65%, 1/15/2054	250,000	297,802
Store Capital LLC:
2.70%, 12/1/2031	100,000	84,932
4.50%, 3/15/2028	50,000	49,055
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	59,333
2.70%, 7/15/2031	40,000	34,936
4.20%, 4/15/2032	50,000	47,213
5.50%, 1/15/2029	375,000	385,871
Tanger Properties LP 3.88%, 7/15/2027	50,000	48,948

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	$250,000	$197,967
Series MTN, 2.95%, 9/1/2026	25,000	24,267
Series GMTN, 3.50%, 1/15/2028 (b)	150,000	145,647
Series MTN, 3.50%, 7/1/2027	50,000	48,799
Ventas Realty LP:
3.00%, 1/15/2030	50,000	46,349
3.85%, 4/1/2027	100,000	98,728
4.00%, 3/1/2028	100,000	98,662
4.38%, 2/1/2045 (b)	75,000	65,613
5.00%, 1/15/2035	190,000	190,264
5.63%, 7/1/2034	205,000	215,603
VICI Properties LP 5.13%, 5/15/2032	750,000	753,750
Welltower OP LLC:
2.05%, 1/15/2029	560,000	510,658
2.70%, 2/15/2027	50,000	48,548
2.80%, 6/1/2031	200,000	180,448
3.10%, 1/15/2030	55,000	51,642
4.13%, 3/15/2029	100,000	99,280
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	54,746
4.00%, 11/15/2029	200,000	196,046
4.75%, 5/15/2026	200,000	201,348
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	41,293
3.85%, 7/15/2029 (b)	100,000	97,192
		30,289,538
RETAIL — 0.7%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	200,000	184,450
4.75%, 6/1/2030	50,000	49,820
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	33,770
3.75%, 6/1/2027	100,000	98,872
4.50%, 2/1/2028	105,000	105,905
4.75%, 2/1/2033	95,000	95,082
5.20%, 8/1/2033	250,000	256,710
5.40%, 7/15/2034	180,000	186,570
6.55%, 11/1/2033	140,000	156,594
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	50,216
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	93,764
1.60%, 4/20/2030	65,000	57,394
1.75%, 4/20/2032 (b)	530,000	451,343
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,833
4.55%, 10/15/2029 (e)	70,000	69,868
4.55%, 2/15/2048	15,000	12,924
6.30%, 10/10/2033	115,000	125,342
Security Description	Principal Amount	Value
Dollar General Corp.:
4.13%, 5/1/2028	$70,000	$69,026
4.15%, 11/1/2025	25,000	24,846
4.63%, 11/1/2027	100,000	100,372
5.00%, 11/1/2032	60,000	59,665
5.45%, 7/5/2033 (b)	750,000	764,070
5.50%, 11/1/2052	100,000	95,717
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	171,936
4.20%, 5/15/2028	45,000	44,417
Genuine Parts Co. 4.95%, 8/15/2029	125,000	127,079
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	91,214
1.88%, 9/15/2031	40,000	34,445
2.13%, 9/15/2026	150,000	145,071
2.38%, 3/15/2051	500,000	313,765
2.50%, 4/15/2027	350,000	338,250
2.70%, 4/15/2030	250,000	232,558
2.75%, 9/15/2051	100,000	67,641
2.80%, 9/14/2027	250,000	242,875
2.88%, 4/15/2027	100,000	97,617
3.00%, 4/1/2026	350,000	345,065
3.13%, 12/15/2049	100,000	73,801
3.25%, 4/15/2032	130,000	121,624
3.30%, 4/15/2040	750,000	626,670
3.35%, 4/15/2050	150,000	115,097
3.63%, 4/15/2052	500,000	401,475
4.25%, 4/1/2046	35,000	31,836
4.75%, 6/25/2029	90,000	92,804
4.85%, 6/25/2031	95,000	98,452
4.88%, 6/25/2027 (b)	50,000	51,281
4.90%, 4/15/2029	500,000	517,920
4.95%, 6/25/2034	130,000	135,083
4.95%, 9/15/2052 (b)	250,000	249,420
5.10%, 12/24/2025 (b)	500,000	506,580
5.15%, 6/25/2026	70,000	71,430
5.30%, 6/25/2054	550,000	578,110
5.40%, 6/25/2064 (b)	105,000	111,148
5.95%, 4/1/2041	50,000	56,181
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	20,000	18,155
1.70%, 9/15/2028	25,000	22,782
1.70%, 10/15/2030	520,000	447,210
2.50%, 4/15/2026	50,000	48,850
2.63%, 4/1/2031	100,000	89,864
3.00%, 10/15/2050	265,000	180,160
3.10%, 5/3/2027	200,000	195,024
3.35%, 4/1/2027	90,000	88,344
3.50%, 4/1/2051	50,000	37,003
3.70%, 4/15/2046	50,000	39,714
3.75%, 4/1/2032	250,000	238,532
4.05%, 5/3/2047	300,000	251,133
4.80%, 4/1/2026	765,000	771,265
5.00%, 4/15/2033	210,000	216,388

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 7/1/2033 (b)	$350,000	$364,717
5.80%, 9/15/2062	250,000	261,592
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,508
Series MTN, 2.63%, 9/1/2029 (b)	75,000	70,275
Series MTN, 3.50%, 3/1/2027 (b)	50,000	49,389
Series MTN, 3.60%, 7/1/2030	250,000	242,655
Series MTN, 3.63%, 9/1/2049	160,000	126,018
Series MTN, 3.70%, 1/30/2026	75,000	74,553
Series MTN, 3.80%, 4/1/2028 (b)	100,000	99,043
Series MTN, 4.20%, 4/1/2050	750,000	648,292
Series MTN, 4.45%, 3/1/2047	125,000	114,088
Series MTN, 4.45%, 9/1/2048	20,000	18,166
Series MTN, 4.70%, 12/9/2035	150,000	151,605
4.80%, 8/14/2028	500,000	513,090
Series MTN, 4.88%, 12/9/2045	100,000	97,098
4.95%, 8/14/2033 (b)	200,000	207,840
Series GMTN, 5.00%, 5/17/2029	125,000	129,609
5.45%, 8/14/2053	200,000	208,486
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	38,110
3.60%, 9/1/2027	50,000	49,234
4.35%, 6/1/2028	100,000	100,247
5.00%, 8/19/2034	200,000	202,352
5.75%, 11/20/2026	175,000	180,478
Starbucks Corp.:
2.00%, 3/12/2027	100,000	95,326
2.25%, 3/12/2030	100,000	90,325
2.55%, 11/15/2030	100,000	90,475
3.00%, 2/14/2032 (b)	220,000	200,343
3.35%, 3/12/2050	25,000	18,356
3.50%, 11/15/2050	150,000	114,158
4.00%, 11/15/2028	50,000	49,809
4.45%, 8/15/2049	100,000	88,806
4.50%, 11/15/2048	30,000	27,006
4.75%, 2/15/2026	425,000	428,132
4.80%, 2/15/2033	145,000	148,400
5.00%, 2/15/2034 (b)	200,000	205,734
Target Corp.:
1.95%, 1/15/2027	200,000	192,094
2.50%, 4/15/2026	50,000	49,174
3.38%, 4/15/2029 (b)	100,000	97,706
4.40%, 1/15/2033 (b)	65,000	65,531
Security Description	Principal Amount	Value
4.50%, 9/15/2034	$265,000	$264,939
4.80%, 1/15/2053 (b)	565,000	555,593
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	211,835
2.25%, 9/15/2026	50,000	48,444
Walmart, Inc.:
1.05%, 9/17/2026	165,000	156,773
1.50%, 9/22/2028	500,000	459,390
1.80%, 9/22/2031 (b)	570,000	495,398
2.50%, 9/22/2041	750,000	561,495
2.65%, 9/22/2051	400,000	274,872
3.25%, 7/8/2029	80,000	78,626
3.90%, 4/15/2028	125,000	125,576
4.10%, 4/15/2033	135,000	135,404
4.50%, 9/9/2052	250,000	242,447
4.50%, 4/15/2053	1,000,000	964,980
		22,390,014
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	435,320
5.05%, 4/1/2034 (b)	65,000	68,041
5.30%, 4/1/2054	100,000	104,658
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	26,347
3.90%, 10/1/2025	25,000	24,924
4.35%, 4/1/2047	100,000	93,276
4.80%, 6/15/2029	635,000	654,348
5.10%, 10/1/2035	50,000	53,018
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	347,627
Broadcom, Inc.:
1.95%, 2/15/2028 (c)	80,000	74,243
2.45%, 2/15/2031 (c)	700,000	620,067
2.60%, 2/15/2033 (c)	200,000	171,256
3.14%, 11/15/2035 (c)	750,000	641,220
3.15%, 11/15/2025	80,000	78,898
3.42%, 4/15/2033 (c)	315,000	286,162
3.47%, 4/15/2034 (c)	250,000	225,290
3.50%, 2/15/2041 (c)	315,000	259,100
3.75%, 2/15/2051 (b) (c)	40,000	31,755
4.11%, 9/15/2028	159,000	158,525
4.15%, 2/15/2028 (e)	110,000	109,888
4.15%, 11/15/2030	100,000	98,381
4.30%, 11/15/2032	55,000	54,060
4.35%, 2/15/2030 (e)	125,000	124,774
4.55%, 2/15/2032 (e)	145,000	144,810
4.75%, 4/15/2029	150,000	152,330
4.80%, 10/15/2034 (e)	200,000	199,828
4.93%, 5/15/2037 (c)	500,000	499,120
5.00%, 4/15/2030	200,000	207,070
5.05%, 7/12/2027	75,000	76,631
5.05%, 7/12/2029	590,000	607,411
5.15%, 11/15/2031	75,000	77,747

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Intel Corp.:
1.60%, 8/12/2028	$55,000	$49,177
2.00%, 8/12/2031	100,000	83,594
2.45%, 11/15/2029	150,000	134,877
3.05%, 8/12/2051	350,000	224,182
3.10%, 2/15/2060	150,000	91,218
3.15%, 5/11/2027	200,000	193,354
3.25%, 11/15/2049	150,000	100,974
3.75%, 3/25/2027	300,000	294,714
3.75%, 8/5/2027	250,000	244,978
4.10%, 5/19/2046	370,000	294,087
4.10%, 5/11/2047	50,000	39,359
4.75%, 3/25/2050	150,000	129,360
4.88%, 2/10/2026	750,000	753,675
4.88%, 2/10/2028	150,000	151,496
4.90%, 8/5/2052	500,000	438,105
5.20%, 2/10/2033 (b)	635,000	643,045
5.63%, 2/10/2043	100,000	99,411
5.70%, 2/10/2053	570,000	559,882
5.90%, 2/10/2063	500,000	500,655
KLA Corp.:
3.30%, 3/1/2050	50,000	37,782
4.10%, 3/15/2029	65,000	65,324
4.95%, 7/15/2052 (b)	750,000	745,140
Lam Research Corp.:
3.75%, 3/15/2026	50,000	49,747
4.00%, 3/15/2029	280,000	279,754
4.88%, 3/15/2049	25,000	24,470
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	62,316
2.45%, 4/15/2028	65,000	60,650
2.95%, 4/15/2031	60,000	54,186
5.75%, 2/15/2029	250,000	262,397
5.95%, 9/15/2033	125,000	134,178
Microchip Technology, Inc. 5.05%, 3/15/2029	90,000	92,424
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	96,097
4.66%, 2/15/2030	200,000	201,148
5.30%, 1/15/2031	70,000	72,750
5.38%, 4/15/2028	500,000	515,145
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	92,395
2.00%, 6/15/2031 (b)	100,000	88,429
2.85%, 4/1/2030	500,000	473,005
3.20%, 9/16/2026	50,000	49,483
3.50%, 4/1/2040	300,000	264,903
3.50%, 4/1/2050	150,000	123,098
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,575
3.25%, 5/11/2041	350,000	272,919
3.40%, 5/1/2030	570,000	538,496
4.30%, 6/18/2029	500,000	497,595
4.40%, 6/1/2027	75,000	75,173
Security Description	Principal Amount	Value
5.00%, 1/15/2033	$100,000	$101,183
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	227,495
2.15%, 5/20/2030	100,000	90,415
3.25%, 5/20/2027	50,000	49,199
3.25%, 5/20/2050	45,000	33,868
4.25%, 5/20/2032	90,000	89,884
4.30%, 5/20/2047	50,000	45,294
4.80%, 5/20/2045	25,000	24,495
5.40%, 5/20/2033 (b)	250,000	269,472
6.00%, 5/20/2053	500,000	566,335
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	67,934
3.88%, 3/15/2039	250,000	231,860
4.15%, 5/15/2048	150,000	133,598
4.60%, 2/15/2028	115,000	117,433
4.85%, 2/8/2034	105,000	109,181
5.05%, 5/18/2063	500,000	500,860
5.15%, 2/8/2054	350,000	359,425
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	712,972
3.13%, 10/25/2041	750,000	614,985
3.88%, 4/22/2027	200,000	198,282
		21,520,017
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	91,832
SOFTWARE — 0.6%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	27,564
4.80%, 4/4/2029 (b)	100,000	103,290
4.85%, 4/4/2027	45,000	46,106
4.95%, 4/4/2034	450,000	468,918
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	140,069
3.50%, 6/15/2027	50,000	49,160
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	132,398
2.90%, 12/1/2029	50,000	46,364
Concentrix Corp. 6.65%, 8/2/2026	200,000	205,476
Electronic Arts, Inc.:
1.85%, 2/15/2031 (b)	90,000	77,267
2.95%, 2/15/2051	65,000	44,826
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	305,000	291,644
1.65%, 3/1/2028	35,000	32,012
3.10%, 3/1/2041	15,000	11,578
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	47,577
2.65%, 6/1/2030	50,000	45,567
3.20%, 7/1/2026	275,000	270,229

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2029	$65,000	$62,789
4.20%, 10/1/2028	65,000	64,748
4.40%, 7/1/2049	60,000	53,042
4.75%, 3/15/2030	250,000	254,607
5.45%, 3/2/2028	750,000	778,125
5.60%, 3/2/2033	500,000	529,450
Intuit, Inc.:
1.65%, 7/15/2030	15,000	13,068
5.20%, 9/15/2033	150,000	158,232
5.25%, 9/15/2026	250,000	256,257
5.50%, 9/15/2053	310,000	333,151
Microsoft Corp.:
2.40%, 8/8/2026	200,000	195,068
2.53%, 6/1/2050	1,668,000	1,144,665
2.68%, 6/1/2060	288,000	189,985
2.92%, 3/17/2052	860,000	631,283
3.04%, 3/17/2062	312,000	223,932
3.13%, 11/3/2025	50,000	49,533
3.30%, 2/6/2027	1,280,000	1,268,262
3.45%, 8/8/2036	1,062,000	990,166
4.50%, 6/15/2047	150,000	147,970
Oracle Corp.:
1.65%, 3/25/2026	590,000	567,161
2.30%, 3/25/2028 (b)	105,000	98,551
2.65%, 7/15/2026	45,000	43,763
2.80%, 4/1/2027	250,000	242,005
2.88%, 3/25/2031	370,000	336,556
2.95%, 4/1/2030	300,000	279,093
3.60%, 4/1/2040	750,000	623,775
3.60%, 4/1/2050	525,000	399,499
3.65%, 3/25/2041	910,000	751,496
3.80%, 11/15/2037	180,000	159,239
3.85%, 7/15/2036	150,000	135,560
3.85%, 4/1/2060	250,000	188,242
3.90%, 5/15/2035	5,000	4,621
3.95%, 3/25/2051	370,000	297,880
4.00%, 7/15/2046	180,000	149,299
4.10%, 3/25/2061	145,000	113,957
4.30%, 7/8/2034	200,000	193,580
4.38%, 5/15/2055	10,000	8,526
4.50%, 5/6/2028	90,000	91,094
4.70%, 9/27/2034 (b)	250,000	249,415
4.90%, 2/6/2033	590,000	600,319
5.38%, 9/27/2054 (b)	250,000	250,267
5.50%, 9/27/2064	200,000	199,206
5.55%, 2/6/2053	500,000	511,520
5.80%, 11/10/2025	550,000	558,602
6.15%, 11/9/2029	295,000	319,096
6.25%, 11/9/2032	350,000	387,177
6.90%, 11/9/2052	500,000	601,870
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	211,552
2.00%, 6/30/2030	30,000	26,357
2.95%, 9/15/2029	40,000	37,560
3.80%, 12/15/2026	30,000	29,816
Security Description	Principal Amount	Value
4.20%, 9/15/2028	$65,000	$64,979
4.50%, 10/15/2029	200,000	201,208
4.75%, 2/15/2032	165,000	166,856
4.90%, 10/15/2034	200,000	201,334
Salesforce, Inc.:
1.50%, 7/15/2028 (b)	65,000	59,583
1.95%, 7/15/2031	120,000	104,155
2.70%, 7/15/2041	60,000	45,383
2.90%, 7/15/2051	500,000	349,035
3.05%, 7/15/2061	50,000	33,537
3.70%, 4/11/2028	775,000	770,652
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	55,770
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	500,000	510,035
5.00%, 3/28/2026	250,000	252,422
VMware LLC:
1.40%, 8/15/2026	500,000	474,055
3.90%, 8/21/2027	150,000	148,450
Workday, Inc. 3.50%, 4/1/2027	550,000	541,365
		22,029,851
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	184,500
4.38%, 7/16/2042	50,000	45,258
4.38%, 4/22/2049 (b)	200,000	178,648
4.70%, 7/21/2032	200,000	200,090
6.13%, 3/30/2040	100,000	108,671
AT&T, Inc.:
1.65%, 2/1/2028	530,000	488,538
1.70%, 3/25/2026	850,000	818,992
2.25%, 2/1/2032	125,000	107,261
2.30%, 6/1/2027	550,000	525,288
2.55%, 12/1/2033	350,000	295,050
2.75%, 6/1/2031	350,000	316,379
3.10%, 2/1/2043	150,000	114,911
3.50%, 6/1/2041	600,000	491,532
3.50%, 9/15/2053	900,000	660,960
3.55%, 9/15/2055	1,579,000	1,153,681
3.65%, 6/1/2051	100,000	76,705
3.65%, 9/15/2059	1,294,000	937,865
3.80%, 2/15/2027	150,000	148,773
3.80%, 12/1/2057	471,000	356,566
3.85%, 6/1/2060	45,000	34,069
4.10%, 2/15/2028	184,000	183,641
4.35%, 3/1/2029	500,000	502,860
4.50%, 5/15/2035	300,000	292,185
4.55%, 3/9/2049	208,000	186,805
4.65%, 6/1/2044	25,000	22,755
4.75%, 5/15/2046	30,000	28,080
4.85%, 3/1/2039	570,000	558,469
5.40%, 2/15/2034	1,130,000	1,185,539

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	$450,000	$346,338
4.30%, 7/29/2049	55,000	47,580
4.46%, 4/1/2048	30,000	26,647
5.20%, 2/15/2034 (b)	250,000	256,910
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	205,400
Cisco Systems, Inc.:
2.50%, 9/20/2026	500,000	488,385
4.80%, 2/26/2027	155,000	158,421
4.85%, 2/26/2029	125,000	129,235
4.95%, 2/26/2031	500,000	522,605
5.05%, 2/26/2034	250,000	262,365
5.30%, 2/26/2054	200,000	212,102
5.35%, 2/26/2064	200,000	212,212
5.50%, 1/15/2040	300,000	324,822
Corning, Inc.:
4.38%, 11/15/2057	25,000	21,312
5.35%, 11/15/2048	100,000	100,678
5.75%, 8/15/2040	25,000	26,275
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	664,169
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	239,458
2.00%, 12/10/2030	250,000	214,378
3.75%, 8/15/2029	100,000	96,445
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	89,409
4.60%, 2/23/2028 (b)	125,000	126,241
4.60%, 5/23/2029	50,000	50,438
5.00%, 4/15/2029	125,000	128,299
Orange SA 5.50%, 2/6/2044	50,000	51,787
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	131,462
3.70%, 11/15/2049	50,000	37,628
3.80%, 3/15/2032	125,000	116,006
4.30%, 2/15/2048	40,000	33,505
4.35%, 5/1/2049	155,000	130,724
4.55%, 3/15/2052	500,000	433,035
5.00%, 2/15/2029	525,000	535,867
5.00%, 3/15/2044	50,000	47,461
5.30%, 2/15/2034	300,000	305,172
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	818,550
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	498,070
5.21%, 3/8/2047	300,000	284,337
5.52%, 3/1/2049	150,000	148,431
7.05%, 6/20/2036	775,000	893,707
Telefonica Europe BV 8.25%, 9/15/2030	25,000	29,445
Security Description	Principal Amount	Value
TELUS Corp. 4.60%, 11/16/2048	$150,000	$132,057
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	41,899
2.25%, 11/15/2031	50,000	43,131
2.55%, 2/15/2031	165,000	147,018
2.70%, 3/15/2032	500,000	440,780
3.00%, 2/15/2041	555,000	426,051
3.30%, 2/15/2051	350,000	253,466
3.40%, 10/15/2052	500,000	365,905
3.60%, 11/15/2060	20,000	14,508
3.75%, 4/15/2027	150,000	148,179
3.88%, 4/15/2030	380,000	369,542
4.20%, 10/1/2029 (b)	105,000	104,518
4.38%, 4/15/2040	350,000	322,756
4.50%, 4/15/2050	545,000	484,243
4.70%, 1/15/2035	800,000	797,432
4.80%, 7/15/2028	250,000	254,687
4.85%, 1/15/2029	750,000	765,855
5.05%, 7/15/2033	500,000	512,505
5.15%, 4/15/2034	85,000	87,535
5.20%, 1/15/2033	250,000	258,860
5.25%, 6/15/2055	200,000	198,922
5.65%, 1/15/2053	250,000	262,667
5.75%, 1/15/2034	250,000	268,467
5.75%, 1/15/2054	500,000	531,380
6.00%, 6/15/2054	250,000	275,232
Verizon Communications, Inc.:
0.85%, 11/20/2025	200,000	192,244
1.45%, 3/20/2026	580,000	556,411
1.50%, 9/18/2030	60,000	51,484
1.68%, 10/30/2030	55,000	47,031
1.75%, 1/20/2031	200,000	170,566
2.10%, 3/22/2028	500,000	466,460
2.55%, 3/21/2031	500,000	446,630
2.63%, 8/15/2026	50,000	48,619
2.65%, 11/20/2040	200,000	147,120
2.88%, 11/20/2050	200,000	135,450
2.99%, 10/30/2056	337,000	221,099
3.00%, 11/20/2060	175,000	112,637
3.15%, 3/22/2030	500,000	471,265
3.40%, 3/22/2041	1,500,000	1,225,890
3.55%, 3/22/2051	1,500,000	1,162,530
3.70%, 3/22/2061	500,000	378,265
3.88%, 2/8/2029	10,000	9,863
4.00%, 3/22/2050	500,000	416,365
4.02%, 12/3/2029	350,000	344,774
4.27%, 1/15/2036	28,000	26,745
4.33%, 9/21/2028	285,000	286,291
4.40%, 11/1/2034	250,000	244,123
4.50%, 8/10/2033	250,000	246,803
5.05%, 5/9/2033	990,000	1,021,680
5.50%, 2/23/2054	350,000	366,404
Vodafone Group PLC:
4.25%, 9/17/2050	750,000	625,380

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 2/19/2043	$75,000	$69,244
5.63%, 2/10/2053 (b)	640,000	650,394
5.75%, 6/28/2054	250,000	258,630
5.88%, 6/28/2064	250,000	257,792
		37,815,166
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,210
3.90%, 11/19/2029 (b)	100,000	96,392
6.05%, 5/14/2034	250,000	263,060
		388,662
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	10,802
3.30%, 9/15/2051	350,000	264,586
3.55%, 2/15/2050	250,000	199,665
3.90%, 8/1/2046	100,000	85,216
4.05%, 6/15/2048	155,000	134,853
4.13%, 6/15/2047	150,000	132,136
4.15%, 12/15/2048	30,000	26,345
4.45%, 3/15/2043	50,000	46,942
4.45%, 1/15/2053	500,000	463,130
4.55%, 9/1/2044	50,000	47,226
4.90%, 4/1/2044	125,000	123,951
5.20%, 4/15/2054	895,000	924,875
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,660
2.75%, 3/1/2026	100,000	98,236
3.20%, 8/2/2046	25,000	19,221
3.65%, 2/3/2048	50,000	41,227
4.38%, 9/18/2034	540,000	535,961
5.85%, 11/1/2033	250,000	275,537
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	80,000	76,119
2.05%, 3/5/2030 (b)	35,000	31,292
2.45%, 12/2/2031	565,000	497,742
2.88%, 11/15/2029	65,000	61,085
3.00%, 12/2/2041	350,000	271,141
3.50%, 5/1/2050	25,000	19,405
4.00%, 6/1/2028	100,000	99,433
4.70%, 5/1/2048	50,000	46,880
4.80%, 9/15/2035	30,000	30,005
CSX Corp.:
2.40%, 2/15/2030	50,000	45,783
2.50%, 5/15/2051	610,000	390,132
3.25%, 6/1/2027 (b)	50,000	49,094
3.35%, 9/15/2049	65,000	49,497
3.80%, 3/1/2028	50,000	49,636
3.80%, 11/1/2046	100,000	83,717
4.10%, 3/15/2044	75,000	66,748
4.25%, 3/15/2029	95,000	95,730
4.30%, 3/1/2048	50,000	44,820
Security Description	Principal Amount	Value
4.50%, 3/15/2049	$125,000	$115,774
4.65%, 3/1/2068	50,000	45,938
4.90%, 3/15/2055	105,000	103,197
5.20%, 11/15/2033 (b)	650,000	685,444
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	57,487
3.25%, 5/15/2041 (b)	415,000	323,356
3.40%, 2/15/2028	50,000	48,802
3.90%, 2/1/2035	200,000	186,534
4.05%, 2/15/2048	50,000	41,335
4.55%, 4/1/2046	100,000	89,139
4.75%, 11/15/2045	25,000	22,967
4.95%, 10/17/2048	100,000	94,023
5.25%, 5/15/2050 (b)	650,000	641,400
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	146,943
2.90%, 8/25/2051	150,000	101,097
3.00%, 3/15/2032	150,000	136,744
3.05%, 5/15/2050	350,000	246,221
3.15%, 6/1/2027	50,000	48,748
3.16%, 5/15/2055	68,000	47,278
3.40%, 11/1/2049	100,000	75,233
3.94%, 11/1/2047	100,000	83,340
4.45%, 3/1/2033	200,000	199,474
4.45%, 6/15/2045	19,000	17,379
5.05%, 8/1/2030	145,000	150,922
5.35%, 8/1/2054	500,000	514,290
5.55%, 3/15/2034	95,000	101,860
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	118,989
Series MTN, 2.85%, 3/1/2027	145,000	140,183
Series MTN, 5.38%, 3/15/2029	100,000	103,771
Series MTN, 5.65%, 3/1/2028	250,000	260,527
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	239,717
2.38%, 5/20/2031	40,000	35,877
2.40%, 2/5/2030	500,000	458,940
2.75%, 3/1/2026	50,000	49,078
2.80%, 2/14/2032	570,000	518,523
2.97%, 9/16/2062	110,000	71,043
3.20%, 5/20/2041	70,000	56,685
3.25%, 2/5/2050	700,000	528,143
3.38%, 2/14/2042	40,000	32,816
3.50%, 2/14/2053	75,000	58,415
3.55%, 5/20/2061	100,000	73,987
3.80%, 10/1/2051	52,000	42,833
3.80%, 4/6/2071	175,000	134,442
3.84%, 3/20/2060	130,000	104,270
4.10%, 9/15/2067	15,000	12,284
4.50%, 1/20/2033	250,000	252,752
4.95%, 9/9/2052 (b)	250,000	249,895

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
2.40%, 11/15/2026	$30,000	$29,045
3.05%, 11/15/2027	50,000	48,638
3.75%, 11/15/2047	175,000	143,785
4.88%, 3/3/2033 (b)	175,000	181,027
5.05%, 3/3/2053 (b)	600,000	599,490
5.15%, 5/22/2034 (b)	210,000	220,666
5.30%, 4/1/2050	200,000	207,890
5.50%, 5/22/2054	235,000	251,018
		14,997,482
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	167,124
3.10%, 6/1/2051 (b)	250,000	170,343
3.85%, 3/30/2027 (b)	50,000	49,289
4.55%, 11/7/2028	50,000	50,275
4.70%, 4/1/2029	25,000	25,214
5.40%, 3/15/2027	30,000	30,771
6.05%, 3/15/2034	155,000	166,933
6.05%, 6/5/2054 (b)	250,000	269,985
		929,934
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	61,881
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	87,871
2.95%, 9/1/2027	121,000	117,491
3.25%, 6/1/2051	100,000	73,405
3.45%, 5/1/2050	50,000	38,819
3.75%, 9/1/2028	100,000	98,508
3.75%, 9/1/2047	100,000	81,625
4.30%, 12/1/2042	25,000	22,848
5.15%, 3/1/2034	250,000	260,975
5.45%, 3/1/2054 (b)	250,000	262,882
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	92,100
2.70%, 4/15/2030	60,000	55,031
4.80%, 8/15/2027	250,000	253,378
5.38%, 1/15/2034	250,000	258,637
		1,703,570
TOTAL CORPORATE BONDS & NOTES (Cost $897,578,527)		859,325,732
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	105,000	106,316
Security Description	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	$250,000	$255,325
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	150,000	151,269
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class A3, COR, 5.34%, 4/17/2028	211,000	212,884
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3, 4.87%, 2/15/2028	450,000	452,234
CarMax Auto Owner Trust:
Series 2023-2, Class A3, 5.05%, 1/18/2028	250,000	251,828
Series 2023-1, Class A4, COR, 4.65%, 1/16/2029	1,000,000	1,008,460
Ford Credit Auto Owner Trust:
Series 2022-B, Class A4, 3.93%, 8/15/2027	200,000	198,896
Series 2023-A, Class A3, 4.65%, 2/15/2028	94,000	94,268
Series 2024-A, Class A3, 5.09%, 12/15/2028	207,000	210,762
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	500,641
Series 2023-1, Class A3, 4.66%, 2/16/2028	55,000	55,155
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	304,000	306,991
Series 2023-2, Class A3, 4.93%, 11/15/2027	125,000	125,975
Series 2023-3, Class A3, 5.41%, 2/18/2028	183,000	185,593
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	300,000	305,010
Series 2023-B, Class A3, 5.48%, 4/17/2028	367,000	372,587
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A3, 4.23%, 2/15/2028	210,000	209,809
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	405,605

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust:
Series 2022-4, Class C, 5.00%, 11/15/2029	$250,000	$251,452
Series 2024-2, Class A3, 5.63%, 11/15/2028	100,000	101,592
Series 2024-3, Class A3, 5.63%, 1/16/2029	242,000	246,089
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	350,000	351,745
Series 2023-C, Class A3, 5.16%, 4/17/2028	69,000	69,813
Series 2024-B, Class A3, 5.33%, 1/16/2029	180,000	183,978
Series 2024-C, Class A3, COR, 4.88%, 3/15/2029	350,000	356,067
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	300,000	307,470
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	188,000	188,820
Series 2024-A, Class A3, 4.86%, 3/15/2029	400,000	404,723
		7,871,357
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	254,604
Series 2023-1, Class A, 4.87%, 5/15/2028	887,000	897,024
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	650,000	654,922
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	250,000	251,790
Capital One Multi-Asset Execution Trust:
Series 2023-A1, Class A, 4.42%, 5/15/2028	286,000	287,110
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	317,125
Chase Issuance Trust Series 2024-A1, Class A, 4.60%, 1/16/2029	175,000	177,247
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	199,316
Security Description	Principal Amount	Value
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	$271,000	$255,371
Series 2023-A2, Class A, 4.93%, 6/15/2028	453,000	458,546
Synchrony Card Funding LLC Series 2024-A2, Class A, COR, 4.93%, 7/15/2030	375,000	382,379
		4,135,434
OTHER ABS — 0.1%
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	250,000	251,526
John Deere Owner Trust Series 2023-A, Class A3, 5.01%, 11/15/2027	400,000	402,595
Verizon Master Trust:
Series 2022-4, Class A, 3.40%, 11/20/2028	350,000	347,185
Series 2023-1, Class A, 4.49%, 1/22/2029	400,000	400,926
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	208,053
		1,610,285
TOTAL ASSET-BACKED SECURITIES (Cost $13,565,705)		13,617,076
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	145,000	145,552
4.25%, 03/01/2028	750,000	763,763
Series GMTN, 0.50%, 02/02/2026	500,000	477,390
		1,386,705
CANADA — 0.5%
Canada Government International Bonds:
0.75%, 05/19/2026	500,000	476,081
3.75%, 04/26/2028	760,000	763,969
4.63%, 04/30/2029	735,000	765,419
Export Development Canada:
3.75%, 09/07/2027	250,000	250,751
3.88%, 02/14/2028	500,000	503,441
4.13%, 02/13/2029	445,000	453,144
4.75%, 06/05/2034	265,000	283,116
Province of Alberta:
1.30%, 07/22/2030	400,000	346,645
3.30%, 03/15/2028	650,000	640,578
4.50%, 01/24/2034	200,000	205,014

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Province of British Columbia:
0.90%, 07/20/2026	$500,000	$474,418
1.30%, 01/29/2031	200,000	170,867
2.25%, 06/02/2026	150,000	145,971
4.20%, 07/06/2033	550,000	552,041
4.75%, 06/12/2034	500,000	522,642
4.90%, 04/24/2029	250,000	261,323
Province of Manitoba:
2.13%, 06/22/2026	250,000	242,581
4.90%, 05/31/2034	120,000	126,812
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,495
Province of Ontario:
0.63%, 01/21/2026	440,000	420,954
1.05%, 04/14/2026	500,000	478,784
1.13%, 10/07/2030	500,000	426,751
1.60%, 02/25/2031	250,000	217,139
1.80%, 10/14/2031	500,000	433,796
2.00%, 10/02/2029	350,000	321,238
2.50%, 04/27/2026	350,000	342,467
3.10%, 05/19/2027	750,000	737,600
3.70%, 09/17/2029	200,000	199,046
4.20%, 01/18/2029	300,000	304,610
5.05%, 04/24/2034	200,000	213,764
Series MTN, 2.13%, 01/21/2032 (b)	1,250,000	1,105,319
Province of Quebec:
1.35%, 05/28/2030	300,000	261,865
1.90%, 04/21/2031	250,000	220,399
2.50%, 04/20/2026	250,000	244,643
2.75%, 04/12/2027	200,000	195,195
3.63%, 04/13/2028	1,750,000	1,742,836
4.50%, 04/03/2029	400,000	411,437
		15,512,151
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	178,584
2.55%, 07/27/2033	250,000	214,439
3.10%, 01/22/2061 (b)	250,000	166,535
3.13%, 01/21/2026	50,000	49,023
3.24%, 02/06/2028	200,000	193,641
3.25%, 09/21/2071	250,000	167,134
3.86%, 06/21/2047	300,000	247,870
4.34%, 03/07/2042	250,000	228,803
4.85%, 01/22/2029	200,000	204,367
4.95%, 01/05/2036	335,000	339,554
5.33%, 01/05/2054	500,000	506,763
		2,496,713
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	59,782
0.63%, 01/22/2026	225,000	215,613
Security Description	Principal Amount	Value
0.75%, 09/30/2030	$500,000	$422,550
1.75%, 09/14/2029	250,000	228,820
2.88%, 04/03/2028 (b)	290,000	282,939
3.50%, 08/27/2027 (e)	220,000	219,298
5.00%, 03/16/2026	750,000	761,977
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	229,450
0.88%, 09/03/2030	200,000	170,036
Series 37, 2.50%, 11/15/2027	50,000	48,310
		2,638,775
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	430,182
2.15%, 07/28/2031 (b)	500,000	433,394
3.05%, 03/12/2051	250,000	182,265
3.55%, 03/31/2032 (b)	350,000	329,277
4.45%, 04/15/2070	200,000	177,996
4.55%, 01/11/2028	200,000	202,603
4.70%, 02/10/2034	200,000	201,662
4.75%, 02/11/2029 (b)	150,000	153,636
4.75%, 09/10/2034	350,000	353,455
4.85%, 01/11/2033	200,000	204,142
5.10%, 02/10/2054	500,000	506,375
5.35%, 02/11/2049 (b)	100,000	105,773
5.65%, 01/11/2053	300,000	325,565
		3,606,325
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	200,000	175,089
2.88%, 03/16/2026 (b)	100,000	96,756
3.25%, 01/17/2028	100,000	94,400
3.88%, 07/03/2050	200,000	146,159
4.13%, 01/17/2048 (b)	100,000	77,439
4.50%, 01/17/2033	400,000	375,355
5.50%, 03/12/2034	500,000	498,690
5.75%, 03/12/2054	500,000	475,550
State of Israel 3.38%, 1/15/2050	300,000	203,509
		2,142,947
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	250,000	239,766
2.88%, 10/17/2029	500,000	463,642
3.88%, 05/06/2051	200,000	146,995
4.00%, 10/17/2049 (b)	200,000	153,725
5.38%, 06/15/2033	50,000	51,491
		1,055,619

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	$250,000	$212,748
1.88%, 04/15/2031	200,000	176,224
2.13%, 02/16/2029	250,000	232,645
2.38%, 04/20/2026	200,000	194,946
2.75%, 11/16/2027	200,000	193,545
2.88%, 07/21/2027	100,000	97,375
3.25%, 07/20/2028	250,000	245,073
4.25%, 01/26/2026	500,000	500,730
4.25%, 04/27/2026	450,000	451,311
4.38%, 01/24/2031	200,000	204,871
4.63%, 07/22/2027	200,000	204,203
4.63%, 04/17/2034	500,000	522,948
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	174,186
4.75%, 05/21/2029	200,000	207,234
		3,618,039
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	386,847
3.25%, 04/16/2030	350,000	321,237
3.50%, 02/12/2034	250,000	212,990
3.75%, 01/11/2028	100,000	97,463
3.77%, 05/24/2061	200,000	130,695
4.13%, 01/21/2026	125,000	124,385
4.15%, 03/28/2027 (b)	200,000	198,716
4.28%, 08/14/2041	1,025,000	839,947
4.40%, 02/12/2052 (b)	400,000	307,781
4.50%, 04/22/2029 (b)	250,000	247,164
4.50%, 01/31/2050 (b)	250,000	199,030
4.60%, 02/10/2048	200,000	161,133
4.75%, 04/27/2032 (b)	200,000	192,608
5.00%, 04/27/2051 (b)	200,000	168,953
5.40%, 02/09/2028	850,000	868,644
5.55%, 01/21/2045 (b)	450,000	429,531
6.00%, 05/07/2036	500,000	509,941
6.05%, 01/11/2040	30,000	30,414
6.34%, 05/04/2053	500,000	497,194
6.35%, 02/09/2035	500,000	524,816
6.40%, 05/07/2054	1,250,000	1,253,264
Series MTN, 4.75%, 03/08/2044	100,000	84,676
		7,787,429
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	200,000	155,006
3.16%, 01/23/2030	200,000	178,990
3.30%, 01/19/2033 (b)	500,000	417,245
3.87%, 07/23/2060	200,000	125,860
Security Description	Principal Amount	Value
3.88%, 03/17/2028	$200,000	$192,875
4.50%, 05/15/2047	50,000	38,052
4.50%, 04/16/2050	700,000	514,968
6.40%, 02/14/2035	200,000	204,688
6.70%, 01/26/2036	50,000	52,207
6.85%, 03/28/2054	850,000	862,010
8.00%, 03/01/2038	700,000	790,403
		3,532,304
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	320,000	285,650
2.78%, 12/01/2060 (b)	150,000	90,545
3.00%, 01/15/2034	250,000	214,540
3.23%, 07/28/2121 (b)	150,000	89,510
3.30%, 03/11/2041	815,000	644,026
3.55%, 03/10/2051	70,000	53,095
3.60%, 01/15/2072 (b)	250,000	171,578
5.38%, 02/08/2035	100,000	102,575
5.63%, 11/18/2050	150,000	154,482
5.88%, 08/08/2054	50,000	52,557
6.55%, 03/14/2037	25,000	28,012
		1,886,570
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031 (b)	250,000	211,079
1.95%, 01/06/2032	200,000	169,397
2.46%, 05/05/2030	200,000	181,617
2.65%, 12/10/2045	600,000	422,478
2.95%, 05/05/2045	250,000	184,768
3.20%, 07/06/2046	200,000	152,225
3.70%, 03/01/2041 (b)	200,000	173,739
3.70%, 02/02/2042	100,000	86,329
3.95%, 01/20/2040 (b)	200,000	180,941
4.63%, 07/17/2028 (b)	500,000	507,043
4.75%, 03/05/2035	350,000	353,136
5.00%, 07/17/2033	200,000	206,008
5.00%, 01/13/2037	150,000	154,774
5.50%, 01/17/2048	500,000	532,906
5.60%, 05/14/2049	250,000	269,676
5.61%, 04/13/2033	500,000	535,065
7.75%, 01/14/2031	100,000	118,190
		4,439,371
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	172,825
4.63%, 03/18/2029	250,000	255,612
4.88%, 10/04/2033	500,000	508,409
5.13%, 09/18/2034	250,000	257,094
5.50%, 11/16/2027	350,000	365,362
5.50%, 03/18/2054	145,000	148,173

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 11/16/2032	$250,000	$268,369
		1,975,844
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	200,000	190,734
1.13%, 12/29/2026	200,000	187,573
2.38%, 04/21/2027	25,000	24,040
2.50%, 06/29/2041	250,000	185,259
3.25%, 11/10/2025	150,000	148,232
4.25%, 09/15/2027	250,000	251,917
4.50%, 01/11/2029	200,000	203,418
5.00%, 01/11/2028 (b)	250,000	256,955
5.13%, 09/18/2028	200,000	207,466
5.13%, 01/11/2033 (b)	200,000	209,284
Korea Development Bank:
0.80%, 07/19/2026	250,000	235,776
1.63%, 01/19/2031 (b)	250,000	211,636
3.00%, 01/13/2026	100,000	98,575
4.38%, 02/15/2028	200,000	201,848
4.38%, 02/15/2033	750,000	745,153
4.50%, 02/15/2029	200,000	203,607
4.63%, 02/15/2027	200,000	203,020
Korea International Bonds:
1.00%, 09/16/2030	200,000	170,435
3.50%, 09/20/2028	200,000	197,747
4.50%, 07/03/2029	350,000	361,612
		4,494,287
SUPRANATIONAL — 0.8%
African Development Bank:
0.88%, 03/23/2026	150,000	143,609
3.50%, 09/18/2029	400,000	397,044
4.38%, 03/14/2028	400,000	409,368
Asian Development Bank:
3.13%, 04/27/2032	250,000	239,670
4.25%, 01/09/2026	650,000	652,567
Series GMTN, 0.50%, 02/04/2026	250,000	239,000
Series GMTN, 0.75%, 10/08/2030	200,000	168,636
Series GMTN, 1.00%, 04/14/2026	100,000	95,816
Series GMTN, 1.25%, 06/09/2028	100,000	91,897
Series GMTN, 1.50%, 01/20/2027	500,000	476,275
Series GMTN, 1.50%, 03/04/2031	250,000	218,375
Series GMTN, 1.88%, 03/15/2029	250,000	231,998
Series GMTN, 1.88%, 01/24/2030	500,000	457,205
Series GMTN, 2.00%, 04/24/2026	100,000	97,231
Series GMTN, 2.38%, 08/10/2027	50,000	48,308
Security Description	Principal Amount	Value
Series GMTN, 2.50%, 11/02/2027	$100,000	$96,685
Series GMTN, 2.63%, 01/12/2027	50,000	48,853
Series GMTN, 3.13%, 08/20/2027 (b)	1,000,000	986,350
Series GMTN, 3.13%, 09/26/2028	50,000	49,136
Series GMTN, 3.63%, 08/28/2029	750,000	749,685
Series GMTN, 3.88%, 09/28/2032	200,000	201,566
Series GMTN, 4.00%, 01/12/2033	170,000	171,676
Series GMTN, 4.88%, 05/21/2026	789,000	802,516
Asian Infrastructure Investment Bank:
0.50%, 01/27/2026	500,000	477,905
3.75%, 09/14/2027 (b)	200,000	200,430
4.00%, 01/18/2028 (b)	500,000	505,475
Council of Europe Development Bank:
0.88%, 09/22/2026 (b)	100,000	94,598
3.63%, 01/26/2028	150,000	149,816
4.63%, 06/11/2027	80,000	81,972
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 11/25/2025	250,000	240,207
Series GMTN, 0.50%, 01/28/2026	200,000	191,168
Series GMTN, 4.38%, 03/09/2028	660,000	675,616
European Investment Bank:
0.38%, 12/15/2025	200,000	191,642
0.38%, 03/26/2026	750,000	712,485
0.75%, 10/26/2026	250,000	235,413
0.75%, 09/23/2030	200,000	169,088
1.25%, 02/14/2031	390,000	336,164
1.63%, 05/13/2031	100,000	87,912
1.75%, 03/15/2029	133,000	122,786
2.13%, 04/13/2026	100,000	97,480
2.38%, 05/24/2027	100,000	96,841
3.75%, 02/14/2033 (b)	990,000	983,169
3.88%, 03/15/2028	300,000	302,439
4.38%, 10/10/2031	175,000	181,806
4.75%, 06/15/2029	417,000	436,878
COR, 3.75%, 11/15/2029	750,000	753,787
Series GMTN, 1.38%, 03/15/2027	350,000	331,502
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	458,120
1.13%, 07/20/2028	200,000	182,354
1.50%, 01/13/2027	350,000	333,480

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 07/23/2026	$100,000	$96,903
2.38%, 07/07/2027	100,000	96,646
3.50%, 09/14/2029	200,000	198,618
4.00%, 01/12/2028	200,000	202,214
4.38%, 07/17/2034	250,000	259,122
4.38%, 01/24/2044	75,000	74,853
Series GMTN, 0.88%, 04/20/2026	250,000	238,907
Series GMTN, 1.13%, 01/13/2031	750,000	641,347
Series GMTN, 3.63%, 09/17/2031	1,000,000	991,090
Inter-American Investment Corp. 4.13%, 2/15/2028	200,000	202,500
International Bank for Reconstruction & Development:
0.50%, 10/28/2025	250,000	240,687
0.75%, 11/24/2027	390,000	357,158
0.75%, 08/26/2030	170,000	143,727
0.88%, 07/15/2026	1,000,000	951,090
0.88%, 05/14/2030	250,000	214,708
1.13%, 09/13/2028	500,000	454,355
1.25%, 02/10/2031 (b)	500,000	430,095
1.38%, 04/20/2028	250,000	231,473
1.63%, 11/03/2031	1,000,000	868,150
1.75%, 10/23/2029	250,000	228,228
2.50%, 11/22/2027	250,000	241,680
3.13%, 06/15/2027	700,000	690,963
3.88%, 02/14/2030	825,000	833,060
3.88%, 08/28/2034	435,000	433,377
4.00%, 08/27/2026	1,081,000	1,086,827
4.50%, 04/10/2031	455,000	474,815
4.75%, 04/10/2026	1,000,000	1,013,670
Series GMTN, 4.75%, 02/15/2035	25,000	26,619
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	500,000	471,405
Series GMTN, 2.13%, 04/07/2026	100,000	97,464
Series GMTN, 4.25%, 07/02/2029	280,000	287,221
Nordic Investment Bank:
4.38%, 03/14/2028	200,000	204,580
Series GMTN, 0.50%, 01/21/2026	200,000	191,244
		28,878,795
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	200,000	202,754
Series GMTN, 2.25%, 03/22/2027	250,000	240,855
Series GMTN, 3.75%, 09/13/2027	200,000	200,402
Security Description	Principal Amount	Value
Series GMTN, 4.63%, 11/28/2025	$500,000	$502,662
		1,146,673
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	250,000	234,930
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	585,134
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	226,573
4.38%, 01/23/2031	280,000	281,175
4.98%, 04/20/2055	400,000	388,409
5.10%, 06/18/2050	175,000	174,594
5.75%, 10/28/2034	350,000	380,233
		2,036,118
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $93,130,374)		88,869,595
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.6%
Federal Farm Credit Banks Funding Corp.:
0.68%, 1/13/2027	250,000	232,469
0.70%, 1/27/2027	100,000	92,758
0.79%, 6/21/2027 (b)	125,000	114,885
0.90%, 8/19/2027	100,000	91,810
1.00%, 8/3/2027	100,000	92,190
1.04%, 1/25/2029	150,000	133,173
1.10%, 8/10/2029	150,000	131,190
1.14%, 8/20/2029	150,000	131,214
1.15%, 8/12/2030	100,000	85,215
1.32%, 9/9/2030	100,000	85,566
1.38%, 1/14/2031	250,000	212,207
1.65%, 7/23/2035	100,000	75,362
1.69%, 8/20/2035	100,000	75,651
1.95%, 8/13/2040	100,000	68,057
1.99%, 3/17/2031	500,000	439,807
4.38%, 6/23/2026	2,000,000	2,021,070
Federal Home Loan Banks:
0.55%, 1/20/2026	150,000	143,193
0.65%, 1/28/2026	150,000	143,280
0.65%, 2/26/2026	100,000	95,310
0.70%, 1/28/2026	150,000	143,379
0.75%, 2/24/2026	100,000	95,472
0.83%, 2/10/2027	100,000	92,941
0.90%, 2/26/2027	150,000	139,801
1.00%, 8/16/2028	250,000	223,834
1.25%, 12/21/2026 (b)	1,000,000	948,001
3.25%, 6/9/2028	500,000	493,297
3.25%, 11/16/2028	280,000	276,339

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 9/4/2026	$2,500,000	$2,497,016
4.00%, 6/30/2028 (b)	500,000	507,173
4.13%, 1/15/2027	500,000	504,995
4.63%, 11/17/2026	1,000,000	1,019,387
4.75%, 4/9/2027	2,160,000	2,219,443
5.50%, 7/15/2036	135,000	152,797
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025 (b)	1,000,000	970,831
0.60%, 10/15/2025	110,000	105,851
0.60%, 10/20/2025	150,000	144,313
0.63%, 11/25/2025	175,000	167,902
0.64%, 11/24/2025	175,000	167,946
0.75%, 6/23/2026	150,000	141,810
1.50%, 4/1/2037	4,330,999	3,864,869
1.50%, 12/1/2040	2,103,859	1,779,826
1.50%, 2/1/2051	1,969,470	1,556,394
1.50%, 10/1/2051	1,714,470	1,352,777
1.50%, 11/1/2051	4,991,564	3,938,132
2.00%, 2/1/2036	1,919,635	1,759,196
2.00%, 6/1/2036	1,612,946	1,481,911
2.00%, 1/1/2037	2,266,217	2,076,524
2.00%, 4/1/2037	1,341,671	1,227,262
2.00%, 9/1/2050	5,539,310	4,633,658
2.00%, 10/1/2050	1,147,973	955,599
2.00%, 12/1/2050	872,593	725,893
2.00%, 1/1/2051	6,006,311	4,994,905
2.00%, 2/1/2051	2,741,428	2,279,054
2.00%, 6/1/2051	982,885	821,926
2.00%, 9/1/2051	6,588,844	5,459,522
2.00%, 11/1/2051	6,610,701	5,473,533
2.00%, 12/1/2051	1,774,976	1,488,816
2.00%, 2/1/2052	7,755,248	6,432,474
2.00%, 3/1/2052	4,745,667	3,924,224
2.22%, 7/13/2040	150,000	106,530
2.50%, 10/1/2029	8,906	8,648
2.50%, 1/1/2031	21,676	20,922
2.50%, 5/1/2031	34,409	33,111
2.50%, 6/1/2031	64,205	61,761
2.50%, 10/1/2031	62,244	59,807
2.50%, 12/1/2031	84,021	80,787
2.50%, 12/1/2032	294,781	281,977
2.50%, 2/1/2033	306,937	293,479
2.50%, 9/1/2035	412,449	388,754
2.50%, 1/1/2037	1,475,315	1,384,095
2.50%, 1/1/2042	934,766	841,731
2.50%, 7/1/2042	2,786,923	2,504,539
2.50%, 9/1/2046	567,317	503,214
2.50%, 7/1/2050	2,489,487	2,167,906
2.50%, 10/1/2050	1,620,387	1,409,567
2.50%, 1/1/2051	661,550	575,650
2.50%, 2/1/2051	2,109,016	1,832,010
2.50%, 6/1/2051	5,069,447	4,373,140
2.50%, 9/1/2051	4,473,951	3,884,361
2.50%, 10/1/2051	3,729,652	3,231,156
Security Description	Principal Amount	Value
2.50%, 11/1/2051	$4,583,863	$3,969,776
2.50%, 12/1/2051	3,910,758	3,385,634
2.50%, 3/1/2052	3,359,743	2,903,607
2.50%, 4/1/2052	13,509,716	11,776,194
3.00%, 10/1/2030	142,199	139,086
3.00%, 12/1/2030	26,449	25,827
3.00%, 5/1/2031	19,562	19,063
3.00%, 12/1/2031	115,333	112,218
3.00%, 2/1/2032	151,791	147,642
3.00%, 5/1/2032	152,307	148,124
3.00%, 7/1/2032	43,171	41,967
3.00%, 1/1/2033	185,524	180,079
3.00%, 3/1/2035	794,726	769,151
3.00%, 5/1/2035	373,157	360,913
3.00%, 4/1/2036	111,777	107,054
3.00%, 6/1/2036	71,678	68,580
3.00%, 2/1/2038	207,934	196,498
3.00%, 5/1/2042	434,970	402,651
3.00%, 1/1/2043	1,091,867	1,008,992
3.00%, 7/1/2043	1,138,615	1,052,764
3.00%, 6/1/2045	26,140	23,996
3.00%, 8/1/2045	170,110	156,861
3.00%, 4/1/2046	98,584	90,339
3.00%, 6/1/2046	1,274,388	1,176,715
3.00%, 7/1/2046	1,658,327	1,520,500
3.00%, 8/1/2046	188,718	172,935
3.00%, 9/1/2046	61,336	56,206
3.00%, 10/1/2046	105,035	96,250
3.00%, 11/1/2046	383,699	351,608
3.00%, 12/1/2046	344,676	315,849
3.00%, 1/1/2047	251,182	230,174
3.00%, 2/1/2047	690,660	627,868
3.00%, 4/1/2047	1,638,439	1,502,266
3.00%, 9/1/2049	165,000	149,893
3.00%, 12/1/2049	160,602	145,898
3.00%, 2/1/2050	597,170	542,494
3.00%, 5/1/2050	1,449,295	1,317,046
3.00%, 8/1/2050	3,035,013	2,776,167
3.00%, 6/1/2051	1,343,123	1,214,534
3.00%, 12/1/2051	2,199,060	1,976,946
3.00%, 3/1/2052	4,231,084	3,806,209
3.00%, 4/1/2052	896,593	806,559
3.00%, 8/1/2052	1,416,597	1,272,700
3.50%, 4/1/2032	79,536	78,413
3.50%, 6/1/2033	147,460	145,470
3.50%, 9/1/2033	99,542	98,170
3.50%, 11/1/2034	72,622	71,087
3.50%, 3/1/2037	89,507	87,188
3.50%, 10/1/2037	1,246,048	1,220,784
3.50%, 7/1/2038	1,098,179	1,075,913
3.50%, 4/1/2042	104,975	100,999
3.50%, 12/1/2042	72,264	68,964
3.50%, 8/1/2043	184,175	175,685
3.50%, 5/1/2044	800,461	765,504
3.50%, 11/1/2044	11,158	10,617

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2045	$15,229	$14,491
3.50%, 7/1/2045	93,523	88,914
3.50%, 10/1/2045	14,449	13,731
3.50%, 12/1/2045	177,999	169,189
3.50%, 1/1/2046	21,452	20,385
3.50%, 3/1/2046	43,465	41,185
3.50%, 4/1/2046	61,996	58,744
3.50%, 6/1/2046	73,837	69,963
3.50%, 8/1/2046	839,615	797,865
3.50%, 12/1/2046	247,792	234,793
3.50%, 2/1/2047	162,089	153,585
3.50%, 3/1/2047	154,278	146,184
3.50%, 4/1/2047	87,430	82,654
3.50%, 6/1/2047	82,994	78,460
3.50%, 10/1/2047	151,956	143,655
3.50%, 11/1/2047	54,384	51,413
3.50%, 12/1/2047	119,250	112,736
3.50%, 4/1/2049	122,959	115,798
3.50%, 7/1/2049	326,055	306,745
3.50%, 9/1/2049	1,617,763	1,532,418
3.50%, 10/1/2049	35,288	33,198
3.50%, 3/1/2050	833,287	783,937
3.50%, 9/1/2052	3,169,734	2,953,096
3.50%, 11/1/2052	1,285,784	1,197,707
4.00%, 11/1/2033	107,706	107,794
4.00%, 4/1/2042	9,930	9,791
4.00%, 6/1/2042	29,029	28,610
4.00%, 7/1/2042	494,773	487,862
4.00%, 12/1/2044	11,363	11,138
4.00%, 4/1/2045	8,074	7,910
4.00%, 10/1/2045	19,528	19,131
4.00%, 12/1/2045	37,008	36,255
4.00%, 1/1/2046	134,569	131,833
4.00%, 2/1/2046	53,559	52,470
4.00%, 1/1/2047	167,670	163,785
4.00%, 2/1/2047	66,410	64,871
4.00%, 6/1/2047	118,004	115,011
4.00%, 9/1/2047	144,431	140,767
4.00%, 11/1/2047	107,425	104,700
4.00%, 1/1/2048	282,470	275,304
4.00%, 10/1/2048	536,307	522,031
4.00%, 4/1/2049	42,627	41,467
4.00%, 2/1/2051	2,098,946	2,039,532
4.00%, 8/1/2052	2,352,835	2,260,857
4.00%, 10/1/2052	335,183	322,572
4.00%, 11/1/2052	732,000	703,044
4.00%, 1/1/2053	4,948,919	4,752,390
4.50%, 5/1/2042	262,238	264,478
4.50%, 5/1/2044	100,134	100,533
4.50%, 12/1/2045	160,410	161,049
4.50%, 9/1/2046	116,903	117,243
4.50%, 4/1/2047	58,962	59,032
4.50%, 10/1/2047	91,376	91,485
4.50%, 11/1/2047	74,588	74,677
4.50%, 12/1/2047	40,507	40,556
Security Description	Principal Amount	Value
4.50%, 7/1/2048	$212,329	$211,929
4.50%, 9/1/2048	338,266	337,262
4.50%, 11/1/2048	115,915	115,696
4.50%, 6/1/2049	158,924	158,257
4.50%, 11/1/2049	326,728	325,356
4.50%, 6/1/2052	936,713	922,484
4.50%, 10/1/2052	969,020	953,842
4.50%, 11/1/2052	964,060	948,810
4.50%, 12/1/2052	2,077,826	2,062,804
4.50%, 5/1/2053	206,770	203,270
5.00%, 7/1/2041	53,105	54,719
5.00%, 11/1/2048	116,561	118,174
5.00%, 9/1/2052	2,787,090	2,790,756
5.00%, 10/1/2052	673,329	678,090
5.00%, 12/1/2052	1,199,183	1,210,302
5.00%, 2/1/2053	5,236,054	5,234,841
5.00%, 7/1/2053	6,002,789	5,998,801
5.00%, 12/1/2053	601,761	601,361
5.50%, 8/1/2038	152,006	159,302
5.50%, 12/1/2052	389,147	399,609
5.50%, 2/1/2053	1,941,053	1,966,465
5.50%, 7/1/2053	5,953,713	6,027,386
5.50%, 3/1/2054	6,578,334	6,655,740
6.00%, 7/1/2040	59,809	63,912
6.00%, 9/1/2053	1,257,292	1,304,036
6.00%, 11/1/2053	4,708,064	4,811,797
6.00%, 12/1/2053	1,260,480	1,288,252
6.00%, 6/1/2054	3,291,261	3,363,674
6.00%, 8/1/2054	4,321,347	4,416,424
6.25%, 7/15/2032 (b)	460,000	536,392
6.50%, 6/1/2053	1,215,389	1,252,819
6.50%, 10/1/2053	1,940,625	2,000,389
6.50%, 12/1/2053	2,852,609	2,985,945
6.75%, 3/15/2031	1,000,000	1,169,386
7.00%, 1/1/2054	3,316,233	3,442,632
COR, 3.50%, 8/1/2049	973,968	921,290
Series 1, 0.60%, 11/12/2025	150,000	144,054
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K054, Class A2, 2.75%, 1/25/2026	500,000	490,696
Series K062, Class A2, 3.41%, 12/25/2026	400,000	394,932
Series K080, Class A2, 3.93%, 7/25/2028 (d)	1,000,000	998,520
Series K085, Class A2, 4.06%, 10/25/2028 (d)	250,000	250,490
Series K086, Class A2, 3.86%, 11/25/2028 (d)	160,001	159,370
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,595,364
Series K090, Class A2, 3.42%, 2/25/2029	163,934	160,465
Series K092, Class A2, 3.30%, 4/25/2029	350,000	340,471

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K093, Class A2, 2.98%, 5/25/2029	$100,000	$96,019
Series K094, Class A2, 2.90%, 6/25/2029	352,767	337,045
Series K098, Class A2, 2.43%, 8/25/2029	100,000	93,321
Series K099, Class A2, 2.60%, 9/25/2029	100,000	93,921
Series K101, Class A2, 2.52%, 10/25/2029	200,000	186,944
Series K109, Class A2, 1.56%, 4/25/2030	100,000	88,133
Series K114, Class A2, 1.37%, 6/25/2030	85,000	73,640
Series K115, Class A2, 1.38%, 6/25/2030	400,000	346,924
Series K118, Class A2, 1.49%, 9/25/2030	750,000	650,927
Series K121, Class A2, 1.55%, 10/25/2030	320,000	277,666
Series K123, Class A2, 1.62%, 12/25/2030	233,333	202,965
Series K124, Class A2, 1.66%, 12/25/2030	500,000	435,232
Series K126, Class A2, 2.07%, 1/25/2031	500,000	446,152
Series K127, Class A2, 2.11%, 1/25/2031	450,000	401,931
Series K131, Class A2, 1.85%, 7/25/2031	500,000	436,083
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	235,959
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	198,993
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	430,874
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	202,863
Series K157, Class A2, 3.99%, 5/25/2033 (d)	500,000	497,432
Series K515, Class A2, 5.40%, 1/25/2029	1,500,000	1,574,814
Series K528, Class A2, 4.51%, 7/25/2029	750,000	764,922
Series K734, Class A2, 3.21%, 2/25/2026	745,433	735,654
Series K735, Class A2, 2.86%, 5/25/2026	193,628	189,837
Series K736, Class A2, 2.28%, 7/25/2026	300,000	291,369
Series K743, Class A2, 1.77%, 5/25/2028	300,000	278,062
Series K748, Class A2, 2.26%, 1/25/2029 (d)	500,000	466,720
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (d)	440,000	392,641
Security Description	Principal Amount	Value
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (d)	$166,667	$154,667
Federal National Mortgage Association:
0.50%, 11/7/2025	1,785,000	1,720,114
0.56%, 11/17/2025	350,000	335,835
0.65%, 12/10/2025	100,000	95,875
0.65%, 12/17/2025	125,000	119,876
0.75%, 10/8/2027	1,700,000	1,562,532
0.88%, 12/18/2026	125,000	116,787
0.88%, 8/5/2030	1,900,000	1,618,931
1.50%, 7/1/2036	3,123,649	2,793,625
1.50%, 10/1/2036	3,113,660	2,782,529
1.50%, 3/1/2037	4,208,139	3,755,232
1.50%, 4/1/2037	1,237,031	1,103,893
1.50%, 1/1/2042	740,364	625,195
1.50%, 12/1/2050	2,406,410	1,902,064
1.50%, 3/1/2051	2,515,143	1,985,901
1.50%, 11/1/2051	7,186,059	5,669,495
2.00%, 11/1/2031	42,497	40,229
2.00%, 8/1/2035	629,488	580,542
2.00%, 11/1/2035	1,582,186	1,457,700
2.00%, 12/1/2035	867,789	798,977
2.00%, 2/1/2036	1,866,371	1,717,801
2.00%, 6/1/2036	2,932,228	2,690,089
2.00%, 10/1/2036	874,954	802,121
2.00%, 12/1/2036	5,983,762	5,483,815
2.00%, 5/1/2037	4,078,900	3,731,078
2.00%, 6/1/2041	6,730,461	5,857,082
2.00%, 11/1/2041	1,980,569	1,723,561
2.00%, 1/1/2042	4,040,001	3,515,750
2.00%, 7/1/2050	689,621	574,618
2.00%, 8/1/2050	1,215,235	1,012,249
2.00%, 9/1/2050	1,883,183	1,585,462
2.00%, 10/1/2050	15,912,367	13,245,821
2.00%, 11/1/2050	3,465,238	2,883,604
2.00%, 1/1/2051	4,445,824	3,692,547
2.00%, 2/1/2051	2,588,402	2,151,837
2.00%, 3/1/2051	13,093,320	10,855,118
2.00%, 4/1/2051	4,254,330	3,531,737
2.00%, 5/1/2051	8,157,486	6,777,801
2.00%, 7/1/2051	10,995,622	9,129,983
2.00%, 9/1/2051	5,619,549	4,664,606
2.00%, 11/1/2051	15,919,318	13,180,889
2.00%, 1/1/2052	4,286,559	3,546,530
2.00%, 2/1/2052	7,509,582	6,237,233
2.00%, 3/1/2052	2,755,097	2,278,208
2.00%, 4/1/2052	3,776,542	3,122,848
2.13%, 4/24/2026	200,000	195,152
2.50%, 3/1/2029	43,931	42,951
2.50%, 7/1/2030	235,085	229,588
2.50%, 2/1/2031	33,532	32,337
2.50%, 10/1/2031	62,381	59,834
2.50%, 12/1/2031	112,010	107,460

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/1/2032	$41,630	$39,927
2.50%, 4/1/2032	398,666	382,340
2.50%, 6/1/2032	1,005,606	967,410
2.50%, 10/1/2032	134,544	128,643
2.50%, 12/1/2032	266,649	254,705
2.50%, 1/1/2033	152,384	145,587
2.50%, 2/1/2035	1,658,687	1,591,979
2.50%, 8/1/2035	1,045,382	985,780
2.50%, 9/1/2035	2,495,514	2,352,152
2.50%, 2/1/2036	702,380	662,163
2.50%, 3/1/2037	865,496	812,947
2.50%, 6/1/2040	235,734	212,772
2.50%, 8/1/2040	136,949	123,609
2.50%, 11/1/2049	1,337,001	1,166,610
2.50%, 12/1/2049	598,067	521,848
2.50%, 7/1/2050	1,075,660	936,711
2.50%, 8/1/2050	2,618,401	2,279,356
2.50%, 10/1/2050	1,668,789	1,451,671
2.50%, 11/1/2050	2,041,071	1,774,886
2.50%, 12/1/2050	1,158,931	1,007,431
2.50%, 4/1/2051	6,874,965	5,974,562
2.50%, 7/1/2051	6,513,798	5,649,234
2.50%, 8/1/2051	11,222,901	9,749,982
2.50%, 9/1/2051	3,921,275	3,405,423
2.50%, 10/1/2051	9,679,487	8,395,792
2.50%, 12/1/2051	3,486,588	3,054,008
2.50%, 1/1/2052	6,497,538	5,622,158
2.50%, 2/1/2052	1,097,363	949,333
2.50%, 3/1/2052	5,530,850	4,774,931
2.50%, 4/1/2052	5,216,138	4,503,231
3.00%, 10/1/2028	15,841	15,554
3.00%, 8/1/2029	9,281	9,096
3.00%, 5/1/2030	35,735	35,204
3.00%, 6/1/2030	9,342	9,133
3.00%, 8/1/2030	189,673	185,499
3.00%, 9/1/2030	10,513	10,263
3.00%, 11/1/2030	23,039	22,490
3.00%, 12/1/2030	140,400	137,082
3.00%, 4/1/2031	71,102	69,247
3.00%, 12/1/2031	121,471	118,115
3.00%, 2/1/2032	370,623	360,373
3.00%, 5/1/2032	135,671	131,824
3.00%, 8/1/2032	43,659	42,384
3.00%, 10/1/2032	76,401	74,154
3.00%, 2/1/2034	349,280	339,183
3.00%, 7/1/2034	96,928	93,809
3.00%, 6/1/2035	1,231,552	1,191,919
3.00%, 6/1/2036	20,856	19,939
3.00%, 8/1/2036	104,655	100,016
3.00%, 9/1/2036	187,651	179,204
3.00%, 10/1/2036	57,828	55,215
3.00%, 12/1/2036	110,947	105,718
3.00%, 4/1/2037	534,273	510,905
3.00%, 6/1/2037	1,235,911	1,184,980
3.00%, 11/1/2037	229,172	211,550
Security Description	Principal Amount	Value
3.00%, 2/1/2038	$1,656,590	$1,588,324
3.00%, 5/1/2042	1,777,502	1,645,430
3.00%, 6/1/2042	439,874	406,051
3.00%, 6/1/2043	131,972	122,616
3.00%, 7/1/2043	28,491	26,313
3.00%, 2/1/2044	237,197	219,065
3.00%, 1/1/2045	423,474	391,103
3.00%, 5/1/2045	392,892	362,859
3.00%, 9/1/2045	22,463	20,596
3.00%, 11/1/2045	149,586	137,154
3.00%, 12/1/2045	29,565	27,108
3.00%, 5/1/2046	205,854	188,426
3.00%, 7/1/2046	229,231	209,824
3.00%, 10/1/2046	151,616	138,780
3.00%, 11/1/2046	317,372	290,503
3.00%, 12/1/2046	286,268	262,032
3.00%, 1/1/2047	803,068	735,077
3.00%, 2/1/2047	256,946	235,192
3.00%, 5/1/2047	293,480	268,484
3.00%, 11/1/2047	157,530	144,112
3.00%, 9/1/2049	1,413,971	1,284,561
3.00%, 11/1/2049	476,166	432,569
3.00%, 12/1/2049	3,854,877	3,509,020
3.00%, 1/1/2050	1,381,522	1,255,032
3.00%, 2/1/2050	3,366,501	3,081,485
3.00%, 3/1/2050	884,524	803,195
3.00%, 5/1/2050	998,841	903,741
3.00%, 7/1/2050	874,023	792,578
3.00%, 8/1/2050	360,421	326,723
3.00%, 9/1/2050	2,323,284	2,108,405
3.00%, 10/1/2050	167,060	151,337
3.00%, 1/1/2051	3,270,055	2,983,074
3.00%, 4/1/2051	698,107	637,647
3.00%, 1/1/2052	2,407,111	2,171,442
3.00%, 2/1/2052	3,922,726	3,536,609
3.00%, 5/1/2052	5,976,545	5,364,371
3.00%, 6/1/2052	5,737,893	5,195,564
3.50%, 11/1/2025	2,267	2,248
3.50%, 1/1/2027	2,678	2,653
3.50%, 5/1/2029	9,831	9,721
3.50%, 10/1/2029	9,685	9,579
3.50%, 2/1/2031	32,023	31,717
3.50%, 3/1/2032	61,120	60,206
3.50%, 4/1/2032	93,769	92,366
3.50%, 2/1/2033	192,069	189,049
3.50%, 4/1/2033	57,798	56,963
3.50%, 11/1/2034	405,412	398,456
3.50%, 12/1/2035	13,142	12,821
3.50%, 1/1/2037	103,315	100,615
3.50%, 2/1/2037	142,112	138,382
3.50%, 7/1/2037	59,097	57,482
3.50%, 4/1/2038	131,931	127,431
3.50%, 2/1/2041	46,400	44,578
3.50%, 10/1/2044	10,133	9,631
3.50%, 1/1/2045	27,819	26,441

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2045	$1,261,731	$1,202,837
3.50%, 5/1/2045	11,197	10,629
3.50%, 8/1/2045	37,013	35,145
3.50%, 11/1/2045	13,093	12,428
3.50%, 12/1/2045	202,643	192,348
3.50%, 1/1/2046	135,116	128,252
3.50%, 2/1/2046	172,751	163,975
3.50%, 4/1/2046	94,495	89,437
3.50%, 5/1/2046	142,439	134,815
3.50%, 6/1/2046	35,797	33,881
3.50%, 7/1/2046	104,808	99,197
3.50%, 8/1/2046	1,115,179	1,062,600
3.50%, 1/1/2047	167,628	158,655
3.50%, 2/1/2047	766,720	723,774
3.50%, 3/1/2047	160,943	152,328
3.50%, 4/1/2047	320,696	302,829
3.50%, 5/1/2047	1,225,146	1,160,164
3.50%, 6/1/2047	125,659	118,658
3.50%, 7/1/2047	1,661,787	1,584,220
3.50%, 9/1/2047	117,200	110,670
3.50%, 10/1/2047	1,051,536	992,951
3.50%, 11/1/2047	30,912	29,190
3.50%, 12/1/2047	2,789,587	2,650,072
3.50%, 1/1/2048	65,187	61,555
3.50%, 2/1/2048	105,658	99,943
3.50%, 6/1/2048	176,212	166,265
3.50%, 10/1/2048	555,039	524,116
3.50%, 11/1/2048	1,069,648	1,011,291
3.50%, 3/1/2049	1,236,048	1,167,183
3.50%, 5/1/2049	1,098,450	1,033,396
3.50%, 6/1/2049	2,922,612	2,759,782
3.50%, 7/1/2049	163,442	153,763
3.50%, 8/1/2049	457,196	430,119
3.50%, 2/1/2050	3,218,020	3,048,422
3.50%, 6/1/2050	265,415	249,713
3.50%, 7/1/2051	696,948	655,672
3.50%, 12/1/2051	301,513	282,361
3.50%, 5/1/2052	2,996,193	2,806,676
3.50%, 6/1/2052	4,456,971	4,153,046
3.50%, 7/1/2052	2,152,706	2,014,785
3.50%, 2/1/2053	2,208,641	2,075,563
4.00%, 3/1/2031	103,799	103,143
4.00%, 10/1/2033	41,246	41,101
4.00%, 10/1/2037	364,688	361,697
4.00%, 1/1/2038	1,172,591	1,165,708
4.00%, 1/1/2039	41,116	40,507
4.00%, 2/1/2039	34,934	34,416
4.00%, 12/1/2040	19,413	19,109
4.00%, 2/1/2043	105,571	103,923
4.00%, 10/1/2043	231,429	227,912
4.00%, 11/1/2043	74,537	73,134
4.00%, 12/1/2043	80,219	78,710
4.00%, 10/1/2044	12,839	12,571
4.00%, 1/1/2045	232,070	228,467
4.00%, 3/1/2045	12,990	12,712
Security Description	Principal Amount	Value
4.00%, 5/1/2045	$649,832	$636,280
4.00%, 7/1/2045	12,265	12,002
4.00%, 9/1/2045	47,913	46,887
4.00%, 12/1/2045	20,585	20,144
4.00%, 2/1/2046	1,194,438	1,174,597
4.00%, 4/1/2046	41,886	40,870
4.00%, 7/1/2046	69,552	67,865
4.00%, 10/1/2046	1,215,008	1,196,747
4.00%, 11/1/2046	635,757	622,720
4.00%, 12/1/2046	154,488	150,741
4.00%, 4/1/2047	245,150	238,672
4.00%, 7/1/2047	1,292,737	1,258,573
4.00%, 8/1/2047	112,551	109,576
4.00%, 9/1/2047	114,845	111,810
4.00%, 12/1/2047	159,346	155,134
4.00%, 2/1/2048	348,762	339,545
4.00%, 6/1/2048	270,305	262,824
4.00%, 7/1/2048	107,007	104,045
4.00%, 9/1/2048	613,044	596,078
4.00%, 11/1/2048	1,119,162	1,088,198
4.00%, 1/1/2049	684,827	667,984
4.00%, 6/1/2049	520,504	506,748
4.00%, 7/1/2049	383,521	372,665
4.00%, 8/1/2049	664,149	645,769
4.00%, 9/1/2049	140,100	136,134
4.00%, 2/1/2050	431,990	419,762
4.00%, 7/1/2050	1,199,619	1,166,419
4.00%, 3/1/2051	1,939,335	1,884,439
4.00%, 7/1/2052	1,031,367	999,031
4.00%, 8/1/2052	2,265,318	2,192,209
4.00%, 10/1/2052	4,727,641	4,548,243
4.00%, 5/1/2053	2,059,922	1,977,931
4.50%, 5/1/2038	885,292	888,636
4.50%, 9/1/2039	135,984	136,998
4.50%, 12/1/2040	18,046	18,177
4.50%, 1/1/2042	24,643	24,798
4.50%, 9/1/2043	42,792	43,082
4.50%, 11/1/2043	9,729	9,779
4.50%, 5/1/2044	67,593	67,790
4.50%, 6/1/2044	15,597	15,643
4.50%, 2/1/2046	80,037	80,618
4.50%, 3/1/2046	261,078	262,446
4.50%, 5/1/2046	202,396	203,907
4.50%, 7/1/2046	65,653	65,738
4.50%, 11/1/2047	224,511	224,534
4.50%, 4/1/2048	93,285	93,008
4.50%, 7/1/2048	441,887	440,576
4.50%, 8/1/2048	281,831	280,996
4.50%, 12/1/2048	109,024	108,700
4.50%, 1/1/2049	36,799	36,690
4.50%, 4/1/2049	53,793	53,567
4.50%, 3/1/2050	375,324	373,748
4.50%, 7/1/2052	1,168,722	1,151,727
4.50%, 8/1/2052	11,797,802	11,602,492
4.50%, 2/1/2053	760,852	748,581

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/1/2053	$1,822,033	$1,797,049
5.00%, 1/1/2039	208,147	213,882
5.00%, 6/1/2040	79,811	82,059
5.00%, 7/1/2041	14,096	14,492
5.00%, 5/1/2042	17,997	18,501
5.00%, 11/1/2044	210,943	216,724
5.00%, 1/1/2045	11,947	12,190
5.00%, 6/1/2048	138,267	140,132
5.00%, 9/1/2048	147,261	149,298
5.00%, 3/1/2050	185,621	188,535
5.00%, 9/1/2052	1,464,942	1,466,869
5.00%, 10/1/2052	535,650	537,946
5.00%, 6/1/2053	4,157,503	4,154,741
5.00%, 10/1/2053	1,466,251	1,465,277
5.50%, 2/1/2037	10,309	10,791
5.50%, 4/1/2038	49,190	51,514
5.50%, 9/1/2040	15,523	16,269
5.50%, 9/1/2041	24,348	25,498
5.50%, 5/1/2044	281,903	293,712
5.50%, 12/1/2052	500,224	511,168
5.50%, 2/1/2053	2,247,670	2,283,048
5.50%, 5/1/2053	3,118,698	3,157,676
5.50%, 9/1/2053	4,622,232	4,678,856
5.50%, 10/1/2053	3,424,749	3,466,492
5.50%, 8/1/2054	2,001,975	2,025,532
5.63%, 7/15/2037	80,000	91,958
6.00%, 2/1/2053	3,372,683	3,447,120
6.00%, 5/1/2053	1,313,780	1,342,727
6.00%, 7/1/2053	993,169	1,024,800
6.00%, 8/1/2053	1,577,400	1,612,154
6.00%, 5/1/2054	4,451,325	4,549,261
6.50%, 7/1/2053	1,027,632	1,059,279
6.50%, 10/1/2053	1,937,328	1,996,990
6.50%, 12/1/2053	2,616,890	2,697,481
6.50%, 6/1/2054	2,853,888	2,942,354
6.50%, 8/1/2054	2,834,243	2,922,117
6.63%, 11/15/2030	365,000	422,259
7.25%, 5/15/2030 (b)	75,000	88,447
2.00%, 10/1/2051	10,586,236	8,768,482
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (d)	241,109	235,926
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	222,692	216,940
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	221,945	215,749
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	837,653	827,179
Series 2020-M14, Class A2, 1.78%, 5/25/2030	484,443	432,344
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	171,960
Series 2020-M8, Class A2, 1.82%, 2/25/2030	139,184	125,103
Security Description	Principal Amount	Value
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	$725,000	$618,848
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (d)	300,000	257,720
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (d)	1,000,000	1,044,629
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (d)	272,000	237,720
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (d)	350,000	301,095
Series 2020-M53, Class A2, VRN, 1.75%, 11/25/2032 (d)	550,000	461,625
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (d)	61,250	52,580
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (d)	280,000	240,310
Government National Mortgage Association:
2.00%, 9/20/2050	601,556	510,529
2.00%, 12/20/2050	903,473	766,342
2.00%, 1/20/2051	1,641,769	1,392,323
2.00%, 4/20/2051	3,484,028	2,955,405
2.00%, 5/20/2051	1,854,830	1,573,258
2.00%, 6/20/2051	5,293,230	4,489,283
2.00%, 9/20/2051	6,066,077	5,143,342
2.00%, 12/20/2051	3,362,888	2,850,566
2.00%, 1/20/2052	3,696,185	3,132,800
2.00%, 3/20/2052	4,757,914	4,030,407
2.00%, 4/20/2052	2,611,936	2,212,559
2.00%, 5/20/2052	3,348,409	2,836,422
2.50%, 12/20/2046	2,947,386	2,630,477
2.50%, 8/20/2050	2,951,867	2,603,454
2.50%, 9/20/2050	2,085,970	1,839,115
2.50%, 10/20/2050	1,742,410	1,535,673
2.50%, 12/20/2050	1,355,535	1,193,863
2.50%, 1/20/2051	3,306,510	2,911,128
2.50%, 4/20/2051	3,272,904	2,883,229
2.50%, 7/20/2051	2,193,899	1,931,674
2.50%, 8/20/2051	3,026,559	2,664,343
2.50%, 9/20/2051	3,930,675	3,459,647
2.50%, 10/20/2051	2,404,886	2,116,328
2.50%, 1/20/2052	2,848,448	2,505,787
2.50%, 3/20/2052	864,221	759,841
2.50%, 4/20/2052	919,873	809,463
2.50%, 5/20/2052	4,635,391	4,075,531
3.00%, 1/20/2043	198,799	185,146
3.00%, 5/20/2043	97,775	90,615
3.00%, 12/20/2044	14,800	13,697
3.00%, 3/20/2045	7,495	6,932
3.00%, 4/20/2045	23,060	21,327
3.00%, 6/20/2045	353,703	327,126

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/20/2045	$23,473	$21,709
3.00%, 8/20/2045	23,409	21,650
3.00%, 2/20/2046	673,917	624,569
3.00%, 3/20/2046	208,293	191,540
3.00%, 4/20/2046	1,161,990	1,068,530
3.00%, 5/20/2046	34,212	31,460
3.00%, 7/20/2046	21,930	20,166
3.00%, 8/20/2046	71,239	65,509
3.00%, 9/20/2046	50,588	46,519
3.00%, 10/20/2046	1,386,108	1,274,622
3.00%, 11/20/2046	93,869	86,319
3.00%, 12/20/2046	376,726	346,426
3.00%, 2/20/2047	195,874	180,119
3.00%, 4/20/2047	280,192	257,533
3.00%, 6/20/2047	84,118	77,316
3.00%, 7/20/2047	158,460	145,645
3.00%, 8/20/2047	78,810	72,437
3.00%, 10/20/2047	114,746	105,467
3.00%, 1/20/2048	432,800	398,438
3.00%, 2/20/2048	256,625	236,138
3.00%, 3/20/2048	435,163	399,972
3.00%, 11/20/2049	698,367	639,025
3.00%, 12/20/2049	424,227	388,179
3.00%, 2/20/2050	1,441,728	1,318,417
3.00%, 6/20/2050	1,191,511	1,088,480
3.00%, 7/20/2050	1,470,282	1,342,783
3.00%, 12/20/2050	1,768,944	1,614,234
3.00%, 8/20/2051	3,616,324	3,293,801
3.00%, 9/20/2051	3,047,103	2,774,876
3.00%, 12/20/2051	2,476,867	2,254,436
3.00%, 3/20/2052	2,202,923	2,004,388
3.00%, 5/20/2052	1,567,318	1,426,066
3.00%, 6/20/2052	1,183,591	1,076,922
3.50%, 10/20/2042	153,513	147,272
3.50%, 1/20/2043	670,939	643,663
3.50%, 5/20/2043	23,816	22,778
3.50%, 9/20/2043	15,484	14,809
3.50%, 11/20/2043	130,045	124,374
3.50%, 6/20/2044	581,114	554,590
3.50%, 10/20/2044	13,139	12,540
3.50%, 12/20/2044	8,612	8,219
3.50%, 3/20/2045	7,557	7,192
3.50%, 4/20/2045	25,521	24,287
3.50%, 6/20/2045	334,891	318,707
3.50%, 10/20/2045	658,650	626,819
3.50%, 1/20/2046	2,292,963	2,182,150
3.50%, 3/20/2046	52,601	50,059
3.50%, 4/20/2046	28,150	26,824
3.50%, 5/20/2046	28,328	26,890
3.50%, 6/20/2046	432,345	411,269
3.50%, 7/20/2046	68,439	65,082
3.50%, 10/20/2046	138,873	131,828
3.50%, 11/20/2046	481,891	457,444
3.50%, 12/20/2046	313,762	298,128
3.50%, 5/20/2047	208,053	197,528
Security Description	Principal Amount	Value
3.50%, 6/20/2047	$140,080	$132,929
3.50%, 7/20/2047	109,077	103,509
3.50%, 8/20/2047	175,008	165,723
3.50%, 9/20/2047	70,151	66,429
3.50%, 10/20/2047	68,346	64,720
3.50%, 11/20/2047	872,117	825,849
3.50%, 12/20/2047	323,703	306,530
3.50%, 6/20/2048	103,121	97,650
3.50%, 8/20/2048	74,236	70,281
3.50%, 8/20/2049	257,532	243,125
3.50%, 9/20/2049	755,792	713,511
3.50%, 12/20/2049	155,976	147,250
3.50%, 2/20/2050	259,913	245,373
3.50%, 7/20/2050	369,661	348,981
3.50%, 10/20/2050	1,436,421	1,356,065
3.50%, 6/20/2052	3,166,438	2,971,835
3.50%, 7/20/2052	654,570	614,240
3.50%, 10/20/2052	2,284,781	2,143,480
3.50%, 12/20/2052	2,407,554	2,259,219
3.50%, 6/20/2053	986,576	930,422
4.00%, 4/15/2040	17,057	16,944
4.00%, 2/20/2042	7,218	7,174
4.00%, 7/20/2042	5,237	5,199
4.00%, 7/15/2044	15,293	15,072
4.00%, 8/20/2044	9,345	9,217
4.00%, 10/20/2044	83,524	82,375
4.00%, 5/15/2045	8,328	8,150
4.00%, 6/15/2045	22,333	21,854
4.00%, 8/20/2045	8,132	8,003
4.00%, 11/20/2045	102,601	100,974
4.00%, 2/20/2046	78,662	77,414
4.00%, 5/20/2046	80,929	79,645
4.00%, 6/20/2046	55,348	54,131
4.00%, 1/20/2047	163,714	160,115
4.00%, 3/20/2047	66,567	65,104
4.00%, 4/20/2047	124,358	121,513
4.00%, 5/20/2047	85,733	83,772
4.00%, 7/20/2047	84,920	82,977
4.00%, 8/20/2047	37,617	36,771
4.00%, 1/20/2048	59,378	58,020
4.00%, 5/20/2048	1,042,514	1,016,916
4.00%, 6/20/2048	1,541,060	1,503,221
4.00%, 8/20/2048	316,316	308,967
4.00%, 10/20/2048	133,850	130,563
4.00%, 11/20/2048	107,306	104,671
4.00%, 4/20/2049	91,651	89,306
4.00%, 6/20/2049	202,321	197,144
4.00%, 7/20/2049	111,666	108,809
4.00%, 1/20/2050	169,714	165,372
4.00%, 3/20/2050	310,321	302,381
4.00%, 9/20/2052	3,105,698	3,003,458
4.00%, 10/20/2052	3,430,788	3,317,846
4.00%, 11/20/2052	899,679	870,062
4.00%, 4/20/2053	940,655	909,688
4.50%, 1/20/2044	46,074	46,454

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/20/2044	$12,749	$12,814
4.50%, 12/20/2044	10,821	10,876
4.50%, 4/20/2046	54,714	54,995
4.50%, 6/20/2046	38,266	38,582
4.50%, 7/20/2046	47,367	47,610
4.50%, 4/20/2047	135,941	136,056
4.50%, 8/20/2047	40,142	40,176
4.50%, 11/20/2047	360,832	360,703
4.50%, 12/20/2047	22,004	21,997
4.50%, 11/20/2048	122,521	122,354
4.50%, 7/20/2049	129,488	129,312
4.50%, 10/20/2052	1,413,754	1,396,483
4.50%, 12/20/2052	2,716,998	2,683,806
4.50%, 1/20/2053	2,184,607	2,157,919
4.50%, 3/20/2053	3,170,312	3,131,582
4.50%, 6/20/2053	952,142	939,796
4.50%, 2/20/2054	989,744	976,911
5.00%, 6/15/2040	11,074	11,402
5.00%, 10/15/2041	44,857	46,194
5.00%, 3/20/2044	19,753	20,339
5.00%, 12/20/2045	79,307	81,660
5.00%, 1/20/2048	88,804	90,757
5.00%, 5/20/2048	65,147	65,915
5.00%, 9/20/2048	111,911	113,237
5.00%, 3/20/2050	133,984	136,931
5.00%, 11/20/2052	1,409,524	1,413,597
5.00%, 1/20/2053	938,901	941,614
5.00%, 5/20/2053	2,342,290	2,347,363
5.00%, 7/20/2053	4,459,817	4,469,477
5.00%, 5/20/2054	1,494,076	1,496,825
5.00%, 7/20/2054	1,593,833	1,596,766
5.50%, 10/20/2043	16,395	17,126
5.50%, 5/20/2045	209,476	219,359
5.50%, 5/20/2053	3,083,983	3,118,069
5.50%, 7/20/2053	1,110,113	1,121,337
5.50%, 8/20/2053	2,355,160	2,378,973
5.50%, 5/20/2054	2,988,369	3,017,454
5.50%, 8/20/2054	1,997,897	2,017,342
5.50%, 9/20/2054	1,650,000	1,666,059
6.00%, 12/20/2052	863,619	878,114
6.00%, 8/20/2053	871,731	887,250
6.00%, 9/20/2053	1,111,113	1,130,894
6.00%, 2/20/2054	5,006,352	5,090,874
6.00%, 6/20/2054	995,464	1,012,663
6.50%, 1/20/2054	2,296,128	2,346,441
6.50%, 6/20/2054	4,361,306	4,464,491
Government National Mortgage Association, TBA:
TBA, 2.00%, 10/20/2054	2,150,000	1,821,615
TBA, 2.50%, 10/20/2054	2,175,000	1,912,704
TBA, 3.00%, 10/20/2054	2,400,000	2,184,058
TBA, 3.50%, 10/20/2054	1,750,000	1,642,077
TBA, 4.00%, 10/20/2054	2,000,000	1,933,170
TBA, 4.50%, 10/20/2054	1,500,000	1,480,192
TBA, 5.00%, 10/20/2054	2,575,000	2,579,249
Security Description	Principal Amount	Value
TBA, 5.50%, 10/20/2054	$3,150,000	$3,180,082
TBA, 6.00%, 10/20/2054	4,575,000	4,651,311
TBA, 6.50%, 10/20/2054	2,050,000	2,096,699
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	64,130
3.50%, 12/15/2042	525,000	457,086
3.88%, 3/15/2028	412,000	415,596
4.25%, 9/15/2065	350,000	319,403
5.25%, 9/15/2039	150,000	163,420
COR, 4.38%, 8/1/2034	180,000	183,511
Series A, 2.88%, 2/1/2027	150,000	147,208
Uniform Mortgage-Backed Security, TBA:
TBA, 1.50%, 10/1/2039	4,500,000	4,017,316
TBA, 2.00%, 10/1/2039	1,125,000	1,029,417
TBA, 2.00%, 10/1/2054	6,250,000	5,162,500
TBA, 2.50%, 10/1/2054	7,200,000	6,211,555
TBA, 3.00%, 10/1/2054	3,250,000	2,916,105
TBA, 3.50%, 10/1/2054	2,675,000	2,491,142
TBA, 4.00%, 10/1/2054	3,000,000	2,881,191
TBA, 4.50%, 10/1/2054	2,925,000	2,876,009
TBA, 5.00%, 10/1/2039	1,500,000	1,520,355
TBA, 5.00%, 10/1/2054	3,700,000	3,697,747
TBA, 5.50%, 10/1/2039	1,750,000	1,789,445
TBA, 5.50%, 10/1/2054	5,675,000	5,741,851
TBA, 6.00%, 10/1/2054	9,150,000	9,351,391
TBA, 6.50%, 10/1/2054	6,150,000	6,340,219
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $971,404,927)		915,060,846
U.S. TREASURY OBLIGATIONS — 43.3%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,882,781
1.13%, 8/15/2040	1,000,000	654,844
1.25%, 5/15/2050	5,750,000	3,077,148
1.38%, 11/15/2040	3,750,000	2,544,727
1.38%, 8/15/2050	3,350,000	1,845,641
1.63%, 11/15/2050	4,000,000	2,351,875
1.75%, 8/15/2041	5,000,000	3,544,531
1.88%, 2/15/2041	4,350,000	3,189,773
1.88%, 2/15/2051	4,500,000	2,820,234
1.88%, 11/15/2051	5,250,000	3,270,586
2.00%, 11/15/2041	4,250,000	3,125,742
2.00%, 2/15/2050	2,050,000	1,336,023
2.00%, 8/15/2051	4,750,000	3,059,297
2.25%, 5/15/2041	5,000,000	3,875,781
2.25%, 8/15/2046	3,425,000	2,451,551
2.25%, 8/15/2049	2,000,000	1,385,938
2.25%, 2/15/2052	8,650,000	5,899,570
2.38%, 2/15/2042	8,250,000	6,425,977
2.38%, 11/15/2049	2,500,000	1,776,953
2.38%, 5/15/2051	5,900,000	4,163,188
2.50%, 2/15/2045	3,340,000	2,553,013
2.50%, 2/15/2046	3,400,000	2,570,188

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 5/15/2046	$1,850,000	$1,394,727
2.75%, 8/15/2042	900,000	741,375
2.75%, 11/15/2042	1,500,000	1,230,000
2.75%, 8/15/2047	1,700,000	1,326,531
2.75%, 11/15/2047	3,400,000	2,647,750
2.88%, 5/15/2043	1,850,000	1,536,078
2.88%, 8/15/2045	4,480,000	3,642,100
2.88%, 11/15/2046	2,500,000	2,009,766
2.88%, 5/15/2049	2,450,000	1,933,969
2.88%, 5/15/2052	5,750,000	4,503,867
3.00%, 5/15/2042	325,000	279,348
3.00%, 11/15/2044	3,075,000	2,565,703
3.00%, 5/15/2045	1,875,000	1,559,180
3.00%, 11/15/2045	1,900,000	1,576,109
3.00%, 2/15/2047	2,200,000	1,802,969
3.00%, 5/15/2047	3,300,000	2,699,813
3.00%, 2/15/2048	3,200,000	2,602,500
3.00%, 8/15/2048	2,950,000	2,392,266
3.00%, 2/15/2049	2,650,000	2,145,258
3.00%, 8/15/2052	5,600,000	4,501,000
3.13%, 11/15/2041	350,000	309,148
3.13%, 2/15/2042	725,000	638,340
3.13%, 2/15/2043	1,075,000	930,379
3.13%, 8/15/2044	2,500,000	2,131,641
3.13%, 5/15/2048	2,375,000	1,972,734
3.25%, 5/15/2042	3,500,000	3,112,266
3.38%, 8/15/2042 (b)	8,000,000	7,221,250
3.38%, 5/15/2044	1,900,000	1,688,625
3.38%, 11/15/2048	3,100,000	2,686,344
3.50%, 2/15/2039	1,000,000	954,219
3.63%, 8/15/2043	1,600,000	1,481,000
3.63%, 2/15/2044	2,725,000	2,514,238
3.63%, 2/15/2053	7,500,000	6,820,312
3.63%, 5/15/2053	9,250,000	8,420,391
3.75%, 8/15/2041	2,000,000	1,927,500
3.75%, 11/15/2043	1,425,000	1,340,836
3.88%, 8/15/2040	750,000	738,750
3.88%, 2/15/2043	12,500,000	12,062,500
3.88%, 5/15/2043	13,500,000	13,000,078
4.00%, 11/15/2042	19,500,000	19,192,266
4.00%, 11/15/2052	9,250,000	9,002,852
4.13%, 8/15/2044 (b)	6,000,000	5,954,062
4.13%, 8/15/2053	13,250,000	13,198,242
4.25%, 5/15/2039	1,500,000	1,550,156
4.25%, 11/15/2040	1,500,000	1,543,594
4.25%, 2/15/2054	11,000,000	11,213,125
4.25%, 8/15/2054	11,000,000	11,235,469
4.38%, 2/15/2038	650,000	684,531
4.38%, 11/15/2039	1,250,000	1,307,422
4.38%, 5/15/2040	575,000	600,875
4.38%, 5/15/2041	300,000	312,891
4.38%, 8/15/2043	4,750,000	4,885,078
4.50%, 2/15/2036 (b)	1,500,000	1,606,172
4.50%, 5/15/2038	200,000	212,969
4.50%, 8/15/2039	650,000	689,406
Security Description	Principal Amount	Value
4.50%, 2/15/2044	$11,500,000	$11,999,531
4.63%, 2/15/2040	400,000	429,688
4.63%, 5/15/2044	10,500,000	11,131,641
4.63%, 5/15/2054	10,250,000	11,119,648
4.75%, 2/15/2037 (b)	350,000	382,102
4.75%, 2/15/2041	650,000	707,891
4.75%, 11/15/2043	7,000,000	7,553,437
4.75%, 11/15/2053	8,125,000	8,976,855
5.00%, 5/15/2037	300,000	334,969
5.25%, 11/15/2028	450,000	478,406
6.00%, 2/15/2026	2,500,000	2,570,996
6.25%, 5/15/2030	5,000,000	5,662,109
6.50%, 11/15/2026 (b)	1,500,000	1,592,461
U.S. Treasury Notes:
0.25%, 10/31/2025	7,750,000	7,449,385
0.38%, 11/30/2025	3,000,000	2,881,406
0.38%, 12/31/2025	6,000,000	5,747,344
0.38%, 1/31/2026	7,000,000	6,688,555
0.38%, 7/31/2027	2,000,000	1,829,063
0.38%, 9/30/2027	6,000,000	5,460,000
0.50%, 2/28/2026	6,000,000	5,730,234
0.50%, 4/30/2027	3,000,000	2,773,359
0.50%, 6/30/2027	4,500,000	4,140,000
0.50%, 8/31/2027	4,000,000	3,662,188
0.50%, 10/31/2027	2,250,000	2,049,434
0.63%, 7/31/2026 (b)	1,500,000	1,419,492
0.63%, 11/30/2027	4,550,000	4,151,164
0.63%, 12/31/2027	6,000,000	5,461,875
0.63%, 5/15/2030 (b)	900,000	764,227
0.63%, 8/15/2030	3,750,000	3,160,254
0.75%, 3/31/2026	5,000,000	4,781,836
0.75%, 4/30/2026	3,500,000	3,340,039
0.75%, 8/31/2026	5,000,000	4,732,617
0.75%, 1/31/2028	6,500,000	5,927,187
0.88%, 6/30/2026	3,000,000	2,858,203
0.88%, 9/30/2026	4,000,000	3,788,750
0.88%, 11/15/2030	8,000,000	6,809,375
1.00%, 7/31/2028	7,000,000	6,356,875
1.13%, 10/31/2026	4,500,000	4,274,297
1.13%, 2/28/2027	1,250,000	1,178,906
1.13%, 2/29/2028	4,500,000	4,148,086
1.13%, 8/31/2028	5,000,000	4,554,297
1.13%, 2/15/2031	5,500,000	4,730,430
1.25%, 11/30/2026	21,500,000	20,445,156
1.25%, 12/31/2026	7,500,000	7,121,484
1.25%, 3/31/2028	6,000,000	5,544,375
1.25%, 4/30/2028	4,000,000	3,689,063
1.25%, 5/31/2028	5,500,000	5,062,148
1.25%, 6/30/2028	6,000,000	5,512,500
1.25%, 9/30/2028	4,000,000	3,655,313
1.25%, 8/15/2031	8,500,000	7,259,531
1.38%, 8/31/2026	3,000,000	2,874,023
1.38%, 10/31/2028	5,500,000	5,042,383
1.38%, 12/31/2028	3,500,000	3,198,945
1.38%, 11/15/2031 (b)	6,000,000	5,139,375

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 8/15/2026	$1,650,000	$1,585,418
1.50%, 1/31/2027	6,050,000	5,766,406
1.50%, 11/30/2028	5,000,000	4,600,391
1.50%, 2/15/2030	2,850,000	2,558,543
1.63%, 2/15/2026	1,925,000	1,869,130
1.63%, 5/15/2026	2,750,000	2,659,121
1.63%, 9/30/2026	1,250,000	1,201,904
1.63%, 10/31/2026	1,250,000	1,199,707
1.63%, 8/15/2029	2,250,000	2,058,047
1.63%, 5/15/2031	8,750,000	7,715,039
1.75%, 1/31/2029	5,000,000	4,635,547
1.75%, 11/15/2029	3,000,000	2,748,516
1.88%, 6/30/2026 (b)	1,250,000	1,211,621
1.88%, 7/31/2026	1,000,000	968,125
1.88%, 2/28/2027	4,000,000	3,841,563
1.88%, 2/28/2029	3,250,000	3,025,801
1.88%, 2/15/2032	8,500,000	7,506,562
2.00%, 11/15/2026	2,250,000	2,175,117
2.13%, 5/31/2026	2,500,000	2,436,035
2.25%, 11/15/2025 (b)	5,475,000	5,375,552
2.25%, 3/31/2026	3,000,000	2,933,906
2.25%, 2/15/2027	3,000,000	2,907,656
2.25%, 8/15/2027	2,000,000	1,927,656
2.25%, 11/15/2027	4,750,000	4,564,453
2.38%, 5/15/2027	2,900,000	2,811,867
2.38%, 3/31/2029	3,750,000	3,562,500
2.38%, 5/15/2029	4,350,000	4,128,082
2.50%, 2/28/2026	2,500,000	2,455,469
2.50%, 3/31/2027	2,500,000	2,435,938
2.63%, 12/31/2025	3,250,000	3,200,996
2.63%, 1/31/2026	2,250,000	2,215,459
2.63%, 5/31/2027	6,000,000	5,854,219
2.63%, 2/15/2029	4,450,000	4,278,605
2.63%, 7/31/2029	4,000,000	3,830,938
2.75%, 4/30/2027	5,000,000	4,897,266
2.75%, 7/31/2027	5,500,000	5,377,539
2.75%, 2/15/2028	2,750,000	2,677,383
2.75%, 5/31/2029	4,000,000	3,857,188
2.75%, 8/15/2032	8,000,000	7,477,500
2.88%, 11/30/2025	3,000,000	2,964,961
2.88%, 5/15/2028	4,000,000	3,904,375
2.88%, 8/15/2028	7,750,000	7,552,012
2.88%, 4/30/2029	5,250,000	5,093,730
2.88%, 5/15/2032	9,000,000	8,510,625
3.00%, 10/31/2025	2,750,000	2,722,715
3.13%, 8/31/2027	2,500,000	2,469,336
3.13%, 11/15/2028	5,500,000	5,404,180
3.13%, 8/31/2029	8,000,000	7,834,375
3.25%, 6/30/2027	1,000,000	991,563
3.25%, 6/30/2029	3,000,000	2,956,641
3.38%, 9/15/2027	17,000,000	16,913,672
3.38%, 5/15/2033	11,500,000	11,183,750
3.50%, 9/30/2026	14,500,000	14,459,219
3.50%, 1/31/2028	5,000,000	4,989,062
3.50%, 4/30/2028	5,250,000	5,237,285
Security Description	Principal Amount	Value
3.50%, 9/30/2029	$15,000,000	$14,956,641
3.50%, 1/31/2030	8,500,000	8,458,828
3.50%, 4/30/2030	4,000,000	3,978,438
3.50%, 2/15/2033	11,500,000	11,302,344
3.63%, 5/15/2026	8,000,000	7,988,125
3.63%, 3/31/2028	7,500,000	7,515,820
3.63%, 5/31/2028	5,000,000	5,007,812
3.63%, 8/31/2029 (b)	9,000,000	9,028,125
3.63%, 3/31/2030	9,000,000	9,007,031
3.63%, 9/30/2031	7,000,000	6,986,875
3.75%, 4/15/2026	6,000,000	5,999,531
3.75%, 8/31/2026 (b)	9,500,000	9,513,730
3.75%, 8/15/2027	10,000,000	10,048,437
3.75%, 12/31/2028	10,000,000	10,067,969
3.75%, 5/31/2030	3,500,000	3,523,516
3.75%, 6/30/2030	10,000,000	10,065,625
3.75%, 12/31/2030	2,500,000	2,515,039
3.75%, 8/31/2031 (b)	5,000,000	5,027,344
3.88%, 1/15/2026	7,500,000	7,503,809
3.88%, 11/30/2027	3,500,000	3,530,625
3.88%, 12/31/2027	14,000,000	14,134,531
3.88%, 9/30/2029	6,500,000	6,583,281
3.88%, 11/30/2029	3,500,000	3,546,211
3.88%, 12/31/2029	6,500,000	6,585,312
3.88%, 8/15/2033	13,250,000	13,359,727
3.88%, 8/15/2034	10,000,000	10,071,875
4.00%, 12/15/2025	13,500,000	13,520,566
4.00%, 2/15/2026	8,000,000	8,020,938
4.00%, 1/15/2027	8,000,000	8,066,875
4.00%, 2/29/2028	5,000,000	5,068,750
4.00%, 6/30/2028	7,000,000	7,105,000
4.00%, 1/31/2029 (b)	9,500,000	9,661,797
4.00%, 7/31/2029	9,000,000	9,171,562
4.00%, 10/31/2029	5,000,000	5,093,359
4.00%, 2/28/2030	5,000,000	5,096,094
4.00%, 7/31/2030	8,000,000	8,156,875
4.00%, 1/31/2031	5,000,000	5,098,828
4.00%, 2/15/2034 (b)	15,000,000	15,260,156
4.13%, 6/15/2026	7,500,000	7,550,684
4.13%, 2/15/2027	7,000,000	7,080,937
4.13%, 9/30/2027	3,000,000	3,048,281
4.13%, 10/31/2027	4,350,000	4,419,328
4.13%, 7/31/2028	7,850,000	8,003,934
4.13%, 3/31/2029	12,500,000	12,786,133
4.13%, 8/31/2030	3,600,000	3,694,500
4.13%, 3/31/2031 (b)	6,000,000	6,164,062
4.13%, 7/31/2031	5,500,000	5,654,687
4.13%, 11/15/2032	12,500,000	12,859,375
4.25%, 12/31/2025	7,000,000	7,031,992
4.25%, 3/15/2027	11,000,000	11,171,016
4.25%, 2/28/2029 (b)	10,500,000	10,792,852
4.25%, 6/30/2029 (b)	15,000,000	15,440,625
4.25%, 2/28/2031 (b)	5,500,000	5,688,633
4.25%, 6/30/2031	12,500,000	12,943,359
4.38%, 7/31/2026 (b)	10,000,000	10,121,094

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 8/15/2026	$5,000,000	$5,063,086
4.38%, 12/15/2026	10,000,000	10,159,375
4.38%, 7/15/2027	8,000,000	8,168,125
4.38%, 8/31/2028	6,000,000	6,173,437
4.38%, 11/30/2028 (b)	8,000,000	8,245,625
4.38%, 11/30/2030	4,750,000	4,941,855
4.38%, 5/15/2034	18,000,000	18,855,000
4.50%, 11/15/2025	5,750,000	5,786,836
4.50%, 3/31/2026	10,500,000	10,610,332
4.50%, 7/15/2026	5,000,000	5,069,336
4.50%, 4/15/2027	9,500,000	9,707,070
4.50%, 5/15/2027 (b)	10,500,000	10,737,070
4.50%, 5/31/2029	9,500,000	9,880,742
4.50%, 11/15/2033 (b)	13,500,000	14,259,375
4.63%, 2/28/2026	10,000,000	10,111,719
4.63%, 3/15/2026	7,500,000	7,590,234
4.63%, 6/30/2026 (b)	8,000,000	8,123,125
4.63%, 9/15/2026	7,700,000	7,838,359
4.63%, 10/15/2026	7,000,000	7,132,891
4.63%, 11/15/2026	15,000,000	15,298,828
4.63%, 6/15/2027 (b)	7,500,000	7,702,734
4.63%, 9/30/2028	8,500,000	8,830,039
4.63%, 4/30/2029	10,500,000	10,965,937
4.63%, 9/30/2030	5,750,000	6,056,367
4.63%, 4/30/2031	7,500,000	7,924,219
4.63%, 5/31/2031	5,000,000	5,283,594
4.88%, 11/30/2025	7,000,000	7,076,836
4.88%, 4/30/2026 (b)	10,000,000	10,171,094
4.88%, 5/31/2026 (b)	8,500,000	8,656,719
4.88%, 10/31/2028	8,000,000	8,391,875
4.88%, 10/31/2030	5,500,000	5,870,391
5.00%, 10/31/2025	9,250,000	9,351,895
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,544,296,720)		1,488,201,518
MUNICIPAL BONDS & NOTES — 0.3%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	500,000	361,238
Series S3, 6.91%, 10/1/2050	25,000	30,678
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	89,351
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	492,954
Series H, 6.55%, 5/15/2048	50,000	57,433
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	257,994
Security Description	Principal Amount	Value
State of California, General Obligation, CA:
3.50%, 4/1/2028	$250,000	$247,978
5.20%, 3/1/2043	1,250,000	1,275,189
7.30%, 10/1/2039	125,000	150,491
7.50%, 4/1/2034	100,000	119,879
7.55%, 4/1/2039	100,000	125,689
7.60%, 11/1/2040	250,000	318,425
		3,527,299
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	117,308
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	46,766
Series A, 2.15%, 7/1/2030	50,000	44,412
		208,486
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	154,000	176,194
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	47,298
Series C, 4.57%, 1/1/2054	50,000	47,831
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	240,314
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	611,765	621,367
Series 1, 6.63%, 2/1/2035	169,231	181,217
7.35%, 7/1/2035	78,571	86,321
		1,224,348
MARYLAND — 0.0% (a)
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	300,000	311,998
MASSACHUSETTS — 0.0% (a)
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	79,603
Series B, 3.40%, 10/15/2040	20,000	17,236
		96,839
MICHIGAN — 0.0% (a)
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	603,951

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	$650,000	$572,137
		1,176,088
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	232,593
Series A, 3.65%, 8/15/2057	100,000	81,015
		313,608
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	100,000	118,762
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	26,491
		145,253
NEW YORK — 0.1%
City of New York, General Obligation, NY Series B-1, 5.83%, 10/1/2053	300,000	344,937
Empire State Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	100,000	97,645
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	25,529
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	389,489
3.18%, 7/15/2060	1,000,000	714,029
Series 210, 4.03%, 9/1/2048	125,000	110,351
4.46%, 10/1/2062	190,000	175,501
Series 192, 4.81%, 10/15/2065	25,000	24,550
5.65%, 11/1/2040	100,000	108,054
		1,990,085
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	189,180
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	580,729
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	590,498
Series A, 4.14%, 6/1/2038	125,000	119,872
Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	$100,000	$70,159
		780,529
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	360,372
5.02%, 12/1/2048	100,000	98,800
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	217,176
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	50,035
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	124,164
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	421,335
Texas Transportation Commission, General Obligation, TX 2.47%, 10/1/2044	150,000	110,109
		1,381,991
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	93,688
Series C, 4.18%, 9/1/2117	50,000	42,414
		136,102
TOTAL MUNICIPAL BONDS & NOTES (Cost $14,063,872)		12,238,729
MORTGAGE-BACKED SECURITIES — 0.7%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	85,241
Series 2017-BNK8, Class B, 4.09%, 11/15/2050 (d)	50,000	45,019
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	143,329	142,247
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	100,000	99,552
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	93,774

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	$100,000	$91,948
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	46,345
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	185,780
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	80,835
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	423,584
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	202,386
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	268,448
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	432,380
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,149,494	1,211,263
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	144,651
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	218,051
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	219,782
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (d)	450,000	404,362
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	211,373
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	107,097
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	115,000	118,151
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	423,275
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	130,000	126,213
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	98,246
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	98,807
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	111,360
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	187,299
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	688,669
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	67,946
Security Description	Principal Amount	Value
Series 2021-B24, Class A5, 2.58%, 3/15/2054	$425,000	$369,975
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	429,133
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	265,656
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	247,423
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	311,946
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	258,230
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	284,557
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	182,913
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	294,629
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	242,311
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	91,848
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	136,916
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	682,715
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	294,228	281,444
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	96,191
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	250,000	241,122
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	50,000	49,367
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	491,575
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	184,029
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	995,000	975,808
Series K-154, Class A2, 4.35%, 1/25/2033 (d)	250,000	253,120

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K-155, Class A2, 4.25%, 4/25/2033	$1,500,000	$1,507,739
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	255,448
Series K-159, Class A2, 4.50%, 7/25/2033 (d)	195,000	199,179
Series K-161, Class A2, 4.90%, 10/25/2033	150,000	157,326
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,384,984
Series K512, Class A2, 5.00%, 11/25/2028	174,962	181,013
Series K751, Class A2, 4.41%, 3/25/2030	500,000	508,191
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.19%, 7/25/2028 (d)	477,778	479,484
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	193,092
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	242,283
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	139,094
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	430,156
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	195,928
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	98,866
Series 2016-C1, Class B, 4.86%, 3/17/2049 (d)	300,000	294,782
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	478,030
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	831,963
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	408,278
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	148,842
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	188,535
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	314,122
Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	$400,000	$391,620
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	96,042
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (d)	750,000	734,137
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	289,285
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	242,821
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	149,898
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	185,372
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	93,596
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	308,919
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,055,168
TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,890,947)		25,189,185
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,338,149
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	324,211
Bank5 Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	462,747
BBCMS Mortgage Trust Series 2023-C22, Class A5, 6.80%, 11/15/2056 (d)	175,000	202,976
Benchmark Mortgage Trust Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	730,636
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (d)	500,000	531,637
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	538,006
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049	400,000	386,252

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	$300,000	$267,346
Morgan Stanley Capital I Trust Series 2022-L8, Class A5, 3.92%, 4/15/2055 (d)	675,000	637,027
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (d)	500,000	495,124
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,599,467)		5,914,111
	Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	87,721,107	87,721,107
State Street Navigator Securities Lending Portfolio II (h) (i)	72,051,008	72,051,008
TOTAL SHORT-TERM INVESTMENTS (Cost $159,772,115)		159,772,115
TOTAL INVESTMENTS — 103.8% (Cost $3,726,302,654)		3,568,188,907
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(130,277,923)
NET ASSETS — 100.0%		$3,437,910,984

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	When-issued security.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$859,325,732	$—	$859,325,732
Asset-Backed Securities	—	13,617,076	—	13,617,076
Foreign Government Obligations	—	88,869,595	—	88,869,595
U.S. Government Agency Obligations	—	915,060,846	—	915,060,846
U.S. Treasury Obligations	—	1,488,201,518	—	1,488,201,518
Municipal Bonds & Notes	—	12,238,729	—	12,238,729
Mortgage-Backed Securities	—	25,189,185	—	25,189,185
Commercial Mortgage Backed Securities	—	5,914,111	—	5,914,111
Short-Term Investments	159,772,115	—	—	159,772,115
TOTAL INVESTMENTS	$159,772,115	$3,408,416,792	$—	$3,568,188,907
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,102,221	$51,122,662	$404,015,250	$455,131,703	$(4,288)	$(1,921)	—	$—	$2,147,591
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	122,492,590	34,771,483	—	—	87,721,107	87,721,107	211,355
State Street Navigator Securities Lending Portfolio II	111,292,245	111,292,245	770,772,140	810,013,377	—	—	72,051,008	72,051,008	193,528
Total		$162,414,907	$1,297,279,980	$1,299,916,563	$(4,288)	$(1,921)		$159,772,115	$2,552,474
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex-U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex-U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 5.0%
Abacus Group REIT	78,325	$67,107
Abacus Storage King REIT	92,312	84,855
Accent Group Ltd. (a)	80,316	132,612
AGL Energy Ltd.	142,907	1,172,847
Alpha HPA Ltd. (b)	216,023	165,602
ALS Ltd.	112,024	1,120,674
Amotiv Ltd.	43,623	316,253
AMP Ltd.	623,206	575,025
Ampol Ltd.	56,582	1,198,418
Ansell Ltd.	32,826	724,411
ANZ Group Holdings Ltd.	742,417	15,698,783
APA Group Stapled Security	326,857	1,759,635
ARB Corp. Ltd. (a)	17,834	587,686
Arena REIT (a)	291,448	841,119
Aristocrat Leisure Ltd.	135,754	5,518,911
ASX Ltd.	46,145	2,046,598
Atlas Arteria Ltd. Stapled Security	286,236	971,038
AUB Group Ltd.	27,891	595,574
Audinate Group Ltd. (a) (b)	16,156	109,616
Aurizon Holdings Ltd.	437,050	1,070,308
Aussie Broadband Ltd.	39,567	105,681
Austal Ltd. (b)	60,258	121,650
AVZ Minerals Ltd. (a) (b) (c)	378,780	20,497
Bank of Queensland Ltd. (a)	147,409	631,998
Bapcor Ltd. (a)	67,346	248,090
Beach Energy Ltd. (a)	349,938	294,965
Bega Cheese Ltd.	66,288	241,893
Bellevue Gold Ltd. (b)	251,703	230,497
Bendigo & Adelaide Bank Ltd.	134,936	1,090,578
BHP Group Ltd.	1,228,187	39,160,447
BlueScope Steel Ltd.	105,475	1,624,447
Boss Energy Ltd. (b)	90,668	206,944
Brambles Ltd.	330,655	4,365,329
Breville Group Ltd. (a)	28,855	683,420
Brickworks Ltd.	17,916	362,809
BWP Trust REIT	131,715	342,665
Capricorn Metals Ltd. (b)	69,661	277,882
CAR Group Ltd.	85,273	2,216,065
Centuria Capital Group REIT	122,999	178,341
Centuria Industrial REIT	375,089	832,698
Centuria Office REIT (a)	90,435	79,679
Challenger Ltd.	107,298	483,847
Champion Iron Ltd. (a)	90,243	460,155
Charter Hall Group REIT	108,526	1,202,380
Charter Hall Long Wale REIT (a)	147,960	410,589
Security Description	Shares	Value
Charter Hall Retail REIT	124,404	$311,562
Charter Hall Social Infrastructure REIT (a)	90,496	178,928
Clarity Pharmaceuticals Ltd. (a) (b)	51,881	301,617
Cleanaway Waste Management Ltd.	503,089	1,026,113
Clinuvel Pharmaceuticals Ltd. (a)	6,455	62,784
Cochlear Ltd.	15,551	3,043,331
Codan Ltd.	19,951	223,117
Coles Group Ltd.	318,027	3,984,601
Collins Foods Ltd. (a)	27,699	167,949
Commonwealth Bank of Australia	405,077	38,047,603
Computershare Ltd.	127,389	2,233,265
Coronado Global Resources, Inc. CDI (d)	190,613	159,347
Corporate Travel Management Ltd. (a)	32,318	289,226
Credit Corp. Group Ltd. (a)	15,386	165,768
Cromwell Property Group REIT	314,615	98,219
Data#3 Ltd.	30,074	158,148
De Grey Mining Ltd. (b)	407,245	392,712
Deep Yellow Ltd. (b)	198,773	189,611
Deterra Royalties Ltd.	98,307	275,530
Dexus REIT (a)	250,225	1,315,840
Dexus Industria REIT (a)	135,105	271,814
Dicker Data Ltd.	20,356	132,747
Domain Holdings Australia Ltd. (a)	51,929	115,282
Domino's Pizza Enterprises Ltd.	15,836	389,462
Downer EDI Ltd.	152,716	580,588
DroneShield Ltd. (b)	126,582	119,869
Eagers Automotive Ltd. (a)	30,682	232,439
EBOS Group Ltd.	36,433	837,743
Elders Ltd.	36,575	214,410
Emerald Resources NL (b)	118,672	317,789
Endeavour Group Ltd.	352,006	1,225,905
Evolution Mining Ltd.	462,694	1,489,412
EVT Ltd. (a)	18,245	136,448
Firefinch Ltd. (a) (b) (c)	180,320	7,506
FleetPartners Group Ltd. (b)	45,962	98,528
Flight Centre Travel Group Ltd. (a)	43,452	673,737
Fortescue Ltd.	427,816	6,137,771
G8 Education Ltd.	123,292	121,030
Genesis Minerals Ltd. (b)	252,836	361,334
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Glencore PLC (b)	2,552,551	$14,643,859
Gold Road Resources Ltd.	234,798	278,544
Goodman Group REIT	422,725	10,847,893
GPT Group REIT	443,216	1,531,256
GrainCorp Ltd. Class A	50,653	323,293
Growthpoint Properties Australia Ltd. REIT (a)	38,972	72,188
Hansen Technologies Ltd.	29,249	96,588
Harvey Norman Holdings Ltd. (a)	138,827	476,741
Healius Ltd. (a) (b)	128,559	153,849
HealthCo REIT (a)	98,187	79,357
Helia Group Ltd.	67,284	189,514
HMC Capital Ltd. REIT	79,560	452,597
HomeCo Daily Needs REIT	371,426	320,808
HUB24 Ltd.	17,852	722,902
IDP Education Ltd. (a)	61,180	674,854
IGO Ltd. (a)	157,267	639,350
Iluka Resources Ltd.	95,630	462,413
Imdex Ltd. (a)	101,204	165,696
Incitec Pivot Ltd.	462,247	997,327
Ingenia Communities Group REIT (a)	82,745	288,744
Inghams Group Ltd. (a)	168,523	344,893
Insignia Financial Ltd. (a)	115,870	211,412
Insurance Australia Group Ltd.	568,321	2,901,848
IPH Ltd.	47,437	200,089
IRESS Ltd. (b)	44,456	305,946
JB Hi-Fi Ltd.	25,173	1,396,054
Johns Lyng Group Ltd.	59,264	153,357
Judo Capital Holdings Ltd. (b)	161,120	184,432
Jumbo Interactive Ltd.	11,565	110,079
Kelsian Group Ltd. (a)	34,940	100,110
Lendlease Corp. Ltd. Stapled Security	147,946	728,727
Leo Lithium Ltd. (b)	203,060	71,141
Lifestyle Communities Ltd. (a)	28,492	166,630
Liontown Resources Ltd. (a) (b)	319,135	178,227
Lottery Corp. Ltd.	642,157	2,280,942
Lovisa Holdings Ltd. (a)	18,279	456,518
Lynas Rare Earths Ltd. (a) (b)	219,604	1,221,850
MA Financial Group Ltd. (a)	13,806	50,667
Maas Group Holdings Ltd.	26,100	86,551
Macquarie Group Ltd.	88,402	14,250,998
Mader Group Ltd. (a)	34,029	117,094
Magellan Financial Group Ltd.	41,167	286,167
McMillan Shakespeare Ltd.	10,424	110,861
Medibank Pvt Ltd.	653,900	1,655,798
Megaport Ltd. (a) (b)	34,556	175,484
Mesoblast Ltd. (b)	157,995	128,243
Metcash Ltd.	245,642	610,083
Mineral Resources Ltd. (a)	40,651	1,467,613
Mirvac Group REIT	939,110	1,400,742
Monadelphous Group Ltd.	31,670	283,647
Nanosonics Ltd. (a) (b)	64,592	165,352
Security Description	Shares	Value
National Australia Bank Ltd.	755,715	$19,581,762
National Storage REIT	318,138	562,806
Netwealth Group Ltd.	30,520	526,367
Neuren Pharmaceuticals Ltd. (b)	24,487	257,196
New Hope Corp. Ltd. (a)	140,723	508,635
NEXTDC Ltd. (b)	143,047	1,736,681
nib holdings Ltd.	127,242	524,349
Nick Scali Ltd.	16,577	190,905
Nine Entertainment Co. Holdings Ltd. (a)	290,057	252,540
Northern Star Resources Ltd.	272,930	3,023,844
NRW Holdings Ltd.	104,835	260,371
Nufarm Ltd.	72,045	198,426
Nuix Ltd. (b)	50,018	227,632
Objective Corp. Ltd. (a)	2,964	30,042
OceanaGold Corp.	220,500	625,127
oOh!media Ltd.	161,946	147,740
Orica Ltd.	112,473	1,447,423
Origin Energy Ltd.	406,473	2,822,727
Orora Ltd.	319,509	605,130
Paladin Energy Ltd. (b)	68,558	549,343
Pepper Money Ltd.	84,260	79,499
Perenti Ltd.	177,128	133,942
Perpetual Ltd.	29,508	381,173
Perseus Mining Ltd.	312,291	565,462
PEXA Group Ltd. (a) (b)	33,424	343,181
Pilbara Minerals Ltd. (a) (b)	678,886	1,540,096
Pinnacle Investment Management Group Ltd.	33,843	423,789
PolyNovo Ltd. (b)	146,523	265,307
Premier Investments Ltd.	22,778	486,709
Pro Medicus Ltd. (a)	13,360	1,652,111
PWR Holdings Ltd. (a)	18,280	114,770
Qantas Airways Ltd. (b)	189,348	974,693
QBE Insurance Group Ltd.	383,532	4,400,887
Qube Holdings Ltd.	398,507	1,092,034
Ramelius Resources Ltd.	245,911	375,322
Ramsay Health Care Ltd.	48,108	1,389,065
REA Group Ltd. (a)	12,548	1,749,741
Redox Ltd. (a)	39,694	90,874
Reece Ltd. (a)	53,769	1,063,114
Region RE Ltd. REIT	259,615	412,447
Regis Resources Ltd. (b)	163,146	230,892
Resolute Mining Ltd. (b)	419,081	215,146
Rio Tinto Ltd. (a)	92,767	8,310,436
Rio Tinto PLC	277,643	19,734,336
Rural Funds Group REIT	195,733	269,543
Sandfire Resources Ltd. (a) (b)	102,117	767,946
Santos Ltd.	833,530	4,059,397
Scentre Group REIT	1,225,747	3,103,822
SEEK Ltd. (a)	82,637	1,424,636
Seven Group Holdings Ltd.	48,396	1,439,685
SG Fleet Group Ltd.	31,651	54,895
Sigma Healthcare Ltd. (a)	273,531	273,258
Silex Systems Ltd. (b)	87,668	261,525

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SiteMinder Ltd. (a) (b)	47,530	$208,395
SmartGroup Corp. Ltd.	25,202	146,515
Sonic Healthcare Ltd.	108,362	2,047,047
South32 Ltd. (a) (e)	10,757	27,429
South32 Ltd. (e)	1,064,653	2,784,534
Spartan Resources Ltd. (a) (b)	132,740	132,607
Stanmore Resources Ltd.	75,085	166,689
Star Entertainment Group Ltd. (a) (b)	486,383	99,541
Steadfast Group Ltd.	249,540	981,581
Stockland REIT	567,713	2,063,779
Suncorp Group Ltd.	326,385	4,096,113
Super Retail Group Ltd.	47,823	602,830
Tabcorp Holdings Ltd.	559,156	195,897
Technology One Ltd.	69,595	1,151,998
Telix Pharmaceuticals Ltd. (a) (b)	56,406	811,200
Telstra Group Ltd.	960,204	2,584,630
Temple & Webster Group Ltd. (a) (b)	17,447	160,618
Transurban Group Stapled Security	771,782	7,030,116
Treasury Wine Estates Ltd.	191,452	1,593,838
Vault Minerals Ltd. (b)	1,281,947	289,039
Ventia Services Group Pty. Ltd.	184,895	583,633
Vicinity Ltd. REIT	920,920	1,411,943
Viva Energy Group Ltd. (d)	284,672	578,649
Vulcan Steel Ltd.	8,527	45,491
WA1 Resources Ltd. (b)	9,274	97,022
Washington H Soul Pattinson & Co. Ltd. (a)	54,253	1,307,922
Waypoint REIT Ltd.	137,853	252,478
Webjet Group Ltd. (b)	83,369	57,837
Webjet Ltd. (a) (b)	83,369	425,104
Wesfarmers Ltd.	279,125	13,638,278
West African Resources Ltd. (b)	221,720	266,875
Westgold Resources Ltd. (e)	97,183	180,013
Westgold Resources Ltd. (b) (e)	118,628	211,624
Westpac Banking Corp.	847,512	18,650,143
Whitehaven Coal Ltd.	188,707	945,210
WiseTech Global Ltd. (a)	39,586	3,767,621
Woodside Energy Group Ltd.	455,097	7,956,236
Woolworths Group Ltd.	305,030	7,046,767
Worley Ltd.	109,620	1,127,805
Yancoal Australia Ltd. (a)	85,872	365,187
Zip Co. Ltd. (b)	286,187	545,991
		400,334,035
AUSTRIA — 0.2%
ams-OSRAM AG (b)	21,919	306,872
ANDRITZ AG	15,822	1,123,941
AT&S Austria Technologie & Systemtechnik AG (b)	5,053	113,916
BAWAG Group AG (d)	17,816	1,382,901
Security Description	Shares	Value
CA Immobilien Anlagen AG	10,087	$302,379
DO & Co. AG (b)	1,591	240,776
Erste Group Bank AG	79,023	4,343,537
EVN AG	8,519	269,541
Immofinanz AG (b)	8,587	172,120
Kontron AG	8,066	144,573
Lenzing AG (b)	3,638	144,543
Mondi PLC (e)	87,162	1,661,358
Mondi PLC (e)	17,360	329,248
Oesterreichische Post AG	7,998	267,785
OMV AG	34,873	1,492,972
Palfinger AG	2,748	69,619
Porr AG	3,398	51,500
Raiffeisen Bank International AG	33,934	676,395
Schoeller-Bleckmann Oilfield Equipment AG	1,927	62,046
UNIQA Insurance Group AG	29,267	241,710
Verbund AG	16,124	1,340,642
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	259,883
voestalpine AG	26,522	692,045
Wienerberger AG	26,457	876,962
		16,567,264
BELGIUM — 0.6%
Ackermans & van Haaren NV	5,389	1,146,945
Aedifica SA REIT	11,302	793,395
Ageas SA	37,937	2,028,914
Anheuser-Busch InBev SA	215,012	14,249,074
Barco NV (a)	14,654	195,110
Bekaert SA	8,197	337,754
bpost SA (a)	27,427	78,514
Cofinimmo SA REIT	8,551	629,861
Colruyt Group NV	12,716	593,497
Deme Group NV	1,771	288,573
D'ieteren Group	5,101	1,081,096
Elia Group SA	6,587	754,991
Fagron	14,662	304,362
Galapagos NV (b)	10,952	316,331
Groupe Bruxelles Lambert NV	20,899	1,631,537
KBC Ancora	7,640	413,541
KBC Group NV	59,450	4,738,659
Kinepolis Group NV (a)	2,953	131,828
Lotus Bakeries NV	97	1,303,413
Melexis NV (a)	4,796	396,894
Montea NV REIT (a)	3,606	300,628
Ontex Group NV (a) (b)	20,660	206,135
Proximus SADP	32,097	250,753
Recticel SA (a)	8,030	118,476
Retail Estates NV REIT	2,749	200,955
Shurgard Self Storage Ltd. REIT	7,712	362,354
Sofina SA	3,659	1,035,608
Solvay SA (a)	17,137	673,227
Syensqo SA	17,597	1,563,472

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Tessenderlo Group SA (a)	5,115	$145,855
UCB SA	30,019	5,427,439
Umicore SA	47,555	618,840
VGP NV	2,928	300,637
Warehouses De Pauw CVA REIT	41,623	1,112,093
X-Fab Silicon Foundries SE (b) (d)	38,071	215,420
Xior Student Housing NV REIT	7,513	283,828
		44,230,009
BERMUDA — 0.0% (f)
Cool Co. Ltd.	4,767	53,768
BRAZIL — 1.4%
AES Brasil Energia SA	76,713	164,391
Allos SA	94,822	380,451
Alpargatas SA Preference Shares (b)	41,207	52,589
Alupar Investimento SA	46,483	260,762
Ambev SA	1,209,667	2,905,440
Armac Locacao Logistica E Servicos SA	35,900	52,342
Atacadao SA (b)	149,400	253,764
Auren Energia SA	63,230	121,449
Azul SA Preference Shares (b)	51,900	59,469
Azzas 2154 SA	33,090	256,235
B3 SA - Brasil Bolsa Balcao	1,435,203	2,822,547
Banco ABC Brasil SA Preference Shares	17,795	71,202
Banco Bradesco SA	375,940	903,642
Banco Bradesco SA Preference Shares	1,338,782	3,613,812
Banco BTG Pactual SA	312,808	1,911,036
Banco do Brasil SA	446,400	2,227,983
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	117,914
Banco Pan SA Preference Shares	88,800	163,877
BB Seguridade Participacoes SA	162,200	1,057,347
Bradespar SA Preference Shares	58,036	215,485
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	37,034
Brava Energia	158,370	512,700
BRF SA (b)	213,686	927,995
Caixa Seguridade Participacoes SA	135,300	361,492
Camil Alimentos SA	18,200	28,808
CCR SA	234,500	521,035
Centrais Eletricas Brasileiras SA	278,019	2,008,896
Centrais Eletricas Brasileiras SA Class B, Preference Shares	57,300	459,911
Cia Brasileira de Aluminio (b)	30,268	30,458
Security Description	Shares	Value
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	$59,795
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	106,300	1,764,575
Cia de Saneamento de Minas Gerais Copasa MG	49,600	209,847
Cia De Sanena Do Parana	38,500	208,414
Cia De Sanena Do Parana Preference Shares	132,600	145,120
Cia Energetica de Minas Gerais Preference Shares	405,474	848,801
Cia Paranaense de Energia - Copel Class B, Preference Shares	246,200	460,681
Cia Siderurgica Nacional SA	149,200	353,151
Cogna Educacao SA (b)	415,363	97,628
Cosan SA	268,780	645,569
CPFL Energia SA	48,800	304,048
Cury Construtora e Incorporadora SA	24,600	101,006
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	254,343
Dexco SA	93,038	146,071
Direcional Engenharia SA	35,629	197,910
EcoRodovias Infraestrutura e Logistica SA	81,929	104,108
Embraer SA (b)	158,700	1,397,928
Energisa SA	56,711	466,430
Engie Brasil Energia SA	43,266	337,258
Equatorial Energia SA (e)	288,054	1,719,078
Equatorial Energia SA (b) (e)	19,675	117,563
ERO Copper Corp. (b)	22,300	497,023
Ez Tec Empreendimentos e Participacoes SA	31,200	77,516
Fleury SA	57,402	162,641
Fras-Le SA	14,100	52,508
Gerdau SA Preference Shares	311,802	1,093,580
GPS Participacoes e Empreendimentos SA (d)	99,500	340,571
Grendene SA	87,800	90,770
Grupo Mateus SA	120,500	163,962
Grupo SBF SA	28,867	87,463
Hapvida Participacoes e Investimentos SA (b) (d)	1,136,902	835,067
Hidrovias do Brasil SA (b)	120,200	75,707
Hypera SA	80,800	389,178
Iguatemi SA	42,713	165,337
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	56,471
Inter & Co., Inc. Class A	36,100	240,426
IRB-Brasil Resseguros SA (b)	14,017	115,208
Itau Unibanco Holding SA Preference Shares	1,176,703	7,802,480
Itausa SA Preference Shares	1,392,023	2,829,648

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Jalles Machado SA	50,036	$59,538
JHSF Participacoes SA	59,024	44,546
JSL SA	16,300	26,369
Karoon Energy Ltd. (a)	208,007	225,837
Klabin SA	187,580	719,554
Localiza Rent a Car SA	243,510	1,833,323
LOG Commercial Properties e Participacoes SA	7,400	30,710
Lojas Renner SA	219,049	726,436
LWSA SA (b) (d)	101,765	78,111
M Dias Branco SA	20,700	96,852
Magazine Luiza SA (b)	76,023	135,411
Mahle Metal Leve SA	37,700	209,275
Marcopolo SA	46,200	52,598
Marcopolo SA Preference Shares	154,920	226,158
Marfrig Global Foods SA (b)	86,192	215,884
Metalurgica Gerdau SA Preference Shares	208,100	417,285
Mills Locacao Servicos e Logistica SA	21,200	43,056
Minerva SA (b)	66,635	77,576
Movida Participacoes SA (b)	42,600	48,265
MRV Engenharia e Participacoes SA (b)	105,116	139,748
Multiplan Empreendimentos Imobiliarios SA	56,314	265,242
Natura & Co. Holding SA	196,437	506,802
NU Holdings Ltd. Class A (b)	692,000	9,445,800
Odontoprev SA	78,060	161,257
Oncoclinicas do Brasil Servicos Medicos SA (b)	49,600	41,077
Orizon Valorizacao de Residuos SA (b)	6,923	60,715
Pagseguro Digital Ltd. Class A (b)	39,500	340,095
Petroleo Brasileiro SA	884,700	6,379,626
Petroleo Brasileiro SA Preference Shares	1,150,700	7,608,929
Petroreconcavo SA	43,700	142,195
PRIO SA	182,610	1,452,953
Raia Drogasil SA	348,376	1,630,634
Randon SA Implementos e Participacoes Preference Shares	41,100	81,358
Rede D'Or Sao Luiz SA (d)	191,753	1,089,082
Rumo SA	295,271	1,084,399
Santos Brasil Participacoes SA	104,381	282,909
Sao Martinho SA	33,600	161,713
Schulz SA Preference Shares	30,300	34,218
Sendas Distribuidora SA (b)	324,200	444,705
Serena Energia SA (b)	53,037	79,471
Sigma Lithium Corp. (a) (b)	14,500	179,220
Simpar SA (b)	66,400	68,158
SLC Agricola SA	49,764	166,313
Security Description	Shares	Value
Smartfit Escola de Ginastica e Danca SA	55,100	$216,928
StoneCo Ltd. Class A (a) (b)	52,700	593,402
Suzano SA	179,209	1,791,498
Telefonica Brasil SA	98,385	1,008,456
TIM SA	195,300	671,705
TOTVS SA	128,101	671,814
Transmissora Alianca de Energia Eletrica SA	43,800	275,389
Tres Tentos Agroindustrial SA	17,015	35,368
Tupy SA	20,800	98,198
Ultrapar Participacoes SA	163,500	636,791
Unipar Carbocloro SA Class B, Preference Shares	9,317	79,777
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	105,900	121,344
Vale SA	810,818	9,455,920
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	113,053
Vibra Energia SA	264,900	1,138,246
Vivara Participacoes SA	27,900	137,968
VTEX Class A (b)	12,100	90,024
Vulcabras SA	18,434	57,003
WEG SA	425,240	4,247,090
Wheaton Precious Metals Corp.	110,756	6,771,861
Wilson Sons SA	45,000	142,128
XP, Inc. Class A	80,200	1,438,788
Yara International ASA	36,690	1,163,822
YDUQS Participacoes SA	68,100	114,921
		115,699,843
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	42,612	1,012,261
IAMGOLD Corp. (a) (b)	157,800	828,159
		1,840,420
CANADA — 7.2%
ADENTRA, Inc.	5,200	163,242
Advantage Energy Ltd. (a) (b)	35,100	245,527
Aecon Group, Inc. (a)	12,400	192,019
Africa Oil Corp.	73,600	95,340
Ag Growth International, Inc. (a)	4,900	196,334
Agnico Eagle Mines Ltd.	122,081	9,845,461
Air Canada (a) (b)	47,200	572,640
Alamos Gold, Inc. Class A	100,493	2,004,727
Algoma Steel Group, Inc.	22,600	231,863
Algonquin Power & Utilities Corp. (a)	161,030	880,870
Alimentation Couche-Tard, Inc.	184,800	10,227,985
Allied Properties Real Estate Investment Trust	13,900	208,045
AltaGas Ltd. (a)	80,600	1,997,474
Altius Minerals Corp. (a)	8,500	163,840
Altus Group Ltd. (a)	9,500	385,991

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Andlauer Healthcare Group, Inc. (a)	3,660	$105,659
ARC Resources Ltd. (a)	141,485	2,394,128
Aritzia, Inc. (a) (b)	18,600	699,832
Artis Real Estate Investment Trust	14,000	82,905
Atco Ltd. Class I	25,000	886,413
Athabasca Oil Corp. (a) (b)	126,600	449,817
AtkinsRealis Group, Inc.	41,600	1,692,083
ATS Corp. (a) (b)	18,700	543,164
AutoCanada, Inc. (a) (b)	3,300	39,303
Aya Gold & Silver, Inc. (b)	23,000	299,641
B2Gold Corp. (a)	308,259	953,790
Badger Infrastructure Solution (a)	7,200	195,969
Ballard Power Systems, Inc. (a) (b)	46,200	83,102
Bank of Montreal (a)	178,890	16,160,284
Bank of Nova Scotia (a)	301,592	16,450,879
Barrick Gold Corp. (e)	385,617	7,678,372
Barrick Gold Corp. (e)	40,752	810,921
Baytex Energy Corp. (a)	175,300	524,233
BCE, Inc. (a)	16,579	577,034
Birchcliff Energy Ltd. (a)	54,600	230,371
Bird Construction, Inc. (a)	12,000	214,516
Bitfarms Ltd. (a) (b)	72,000	151,893
BlackBerry Ltd. (a) (b)	148,500	391,325
Boardwalk Real Estate Investment Trust	5,500	348,740
Bombardier, Inc. Class B (a) (b)	19,872	1,513,770
Boralex, Inc. Class A	24,900	663,164
Boyd Group Services, Inc. (a)	5,100	773,749
Brookfield Asset Management Ltd. Class A (a)	90,908	4,302,644
Brookfield Business Corp. Class A	5,000	129,242
Brookfield Corp.	333,625	17,738,838
Brookfield Infrastructure Corp. Class A (a)	26,750	1,162,906
Brookfield Wealth Solutions Ltd.	1,907	101,565
BSR Real Estate Investment Trust	5,000	70,099
CAE, Inc. (a) (b)	75,400	1,417,081
Calian Group Ltd.	2,800	95,175
Calibre Mining Corp. (b)	137,000	264,680
Cameco Corp. (a)	102,800	4,916,472
Canaccord Genuity Group, Inc. (a)	20,300	135,088
Canada Goose Holdings, Inc. (a) (b)	10,500	131,663
Canadian Apartment Properties REIT	18,500	753,037
Canadian Imperial Bank of Commerce (a)	231,616	14,223,223
Security Description	Shares	Value
Canadian National Railway Co.	129,900	$15,227,997
Canadian Natural Resources Ltd.	521,500	17,336,367
Canadian Pacific Kansas City Ltd. (a)	228,100	19,530,202
Canadian Tire Corp. Ltd. Class A (a)	12,000	1,439,787
Canadian Utilities Ltd. Class A (a)	39,900	1,060,594
Canadian Western Bank	26,200	1,043,966
Canfor Corp. (b)	11,300	142,447
Capital Power Corp. (a)	29,900	1,088,259
Capstone Copper Corp. (a) (b)	131,000	1,024,960
Cardinal Energy Ltd. (a)	26,000	123,173
Cargojet, Inc. (a)	1,600	163,618
Cascades, Inc. (a)	17,800	137,425
CCL Industries, Inc. Class B	35,400	2,160,502
Celestica, Inc. (b)	30,100	1,540,482
Cenovus Energy, Inc.	350,584	5,870,099
Centerra Gold, Inc.	49,500	355,783
CES Energy Solutions Corp.	48,000	265,769
CGI, Inc. (b)	48,900	5,632,938
Choice Properties Real Estate Investment Trust	34,200	383,024
CI Financial Corp. (a)	39,363	536,417
Cogeco Communications, Inc. (a)	2,900	153,485
Colliers International Group, Inc. (a)	10,200	1,549,687
Computer Modelling Group Ltd. (a)	17,200	144,760
Constellation Software, Inc.	4,900	15,959,140
Converge Technology Solutions Corp. (a)	46,800	160,047
Coveo Solutions, Inc. (b)	5,600	25,452
Crew Energy, Inc. (b)	23,200	123,303
Crombie Real Estate Investment Trust	10,260	120,299
Cronos Group, Inc. (a) (b)	33,600	74,365
CT Real Estate Investment Trust	10,200	119,973
Definity Financial Corp. (a)	18,900	762,603
Denison Mines Corp. (a) (b)	202,000	367,830
dentalcorp Holdings Ltd. (a) (b)	16,600	104,814
Descartes Systems Group, Inc. (b)	20,200	2,080,931
Docebo, Inc. (a) (b)	3,100	136,947
Dollarama, Inc.	67,900	6,963,149
Dream Industrial Real Estate Investment Trust	40,600	433,964
DREAM Unlimited Corp. Class A (a)	4,365	108,984
Dundee Precious Metals, Inc.	41,600	421,866
Dye & Durham Ltd. (a)	16,098	189,346

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Element Fleet Management Corp. (a)	96,700	$2,058,619
Emera, Inc.	69,100	2,725,740
Empire Co. Ltd. Class A (a)	31,800	972,866
Enbridge, Inc. (a)	536,800	21,830,410
Endeavour Silver Corp. (b)	60,000	237,166
Enerflex Ltd. (a)	28,400	169,439
Enghouse Systems Ltd.	8,600	214,212
EQB, Inc. (a)	6,800	524,742
Equinox Gold Corp. (a) (b)	84,818	517,968
Evertz Technologies Ltd.	3,400	29,698
Exchange Income Corp. (a)	4,200	159,861
Extendicare, Inc. (a)	19,700	138,241
Fairfax Financial Holdings Ltd.	5,000	6,320,256
Fiera Capital Corp.	16,100	98,439
Filo Corp. (b)	22,100	527,246
Finning International, Inc.	32,800	1,077,754
First Capital Real Estate Investment Trust	33,700	467,726
First Majestic Silver Corp. (a)	62,000	372,656
First National Financial Corp. (a)	3,500	101,947
FirstService Corp. (a)	9,600	1,755,991
Fission Uranium Corp. (b)	151,600	115,584
Foran Mining Corp. (b)	41,000	127,162
Fortis, Inc. (a)	124,188	5,648,879
Fortuna Mining Corp. (b)	66,163	308,054
Franco-Nevada Corp.	47,248	5,874,917
Freehold Royalties Ltd. (a)	29,100	302,643
GDI Integrated Facility Services, Inc. (a) (b)	3,100	83,641
George Weston Ltd.	14,227	2,390,561
Gibson Energy, Inc. (a)	37,300	613,223
Gildan Activewear, Inc. (a)	40,400	1,903,745
goeasy Ltd.	3,900	522,348
Granite Real Estate Investment Trust	6,800	410,884
Great-West Lifeco, Inc.	66,200	2,259,998
H&R Real Estate Investment Trust	29,600	250,656
Hammond Power Solutions, Inc.	1,800	188,321
Headwater Exploration, Inc. (a)	49,000	229,594
Hudbay Minerals, Inc.	116,500	1,072,771
Hydro One Ltd. (d)	78,000	2,706,717
iA Financial Corp., Inc.	22,800	1,891,913
IGM Financial, Inc. (a)	20,700	621,789
Imperial Oil Ltd.	44,400	3,127,177
Innergex Renewable Energy, Inc. (a)	38,000	294,504
Intact Financial Corp.	43,300	8,323,780
Interfor Corp. (a) (b)	9,800	147,259
International Petroleum Corp. (b)	20,800	245,883
InterRent Real Estate Investment Trust	14,568	136,951
Security Description	Shares	Value
Ivanhoe Mines Ltd. Class A (b)	169,200	$2,519,933
Jamieson Wellness, Inc. (a) (d)	9,300	241,699
K92 Mining, Inc. (b)	53,700	312,831
Kelt Exploration Ltd. (a) (b)	39,900	184,888
Keyera Corp. (a)	54,300	1,694,978
Killam Apartment Real Estate Investment Trust	11,000	170,909
Kinaxis, Inc. (b)	7,200	856,304
Kinross Gold Corp.	291,000	2,729,168
Knight Therapeutics, Inc. (b)	26,600	116,761
Labrador Iron Ore Royalty Corp. (a)	17,300	411,835
Lassonde Industries, Inc. Class A (a)	400	52,482
Laurentian Bank of Canada (a)	10,000	201,784
Leon's Furniture Ltd.	3,900	86,490
Lightspeed Commerce, Inc. (a) (b)	34,200	564,536
Linamar Corp. (a)	9,300	434,383
Lithium Americas Argentina Corp. (a) (b)	20,000	65,583
Lithium Americas Corp. (a) (b)	44,500	120,230
Loblaw Cos. Ltd.	36,700	4,892,066
Lundin Gold, Inc.	24,500	530,460
MAG Silver Corp. (b)	20,500	288,771
Magna International, Inc. (a)	64,600	2,652,954
Major Drilling Group International, Inc. (b)	12,200	75,587
Manulife Financial Corp.	432,400	12,793,240
Maple Leaf Foods, Inc. (a)	18,200	298,405
Martinrea International, Inc.	17,800	150,864
Mattr Corp. (a) (b)	13,200	138,551
MEG Energy Corp. (a)	62,600	1,177,443
Methanex Corp. (a)	15,000	620,452
Metro, Inc.	52,857	3,344,865
Minto Apartment Real Estate Investment Trust (d)	6,300	78,765
Morguard Corp.	1,200	109,709
Morguard North American Residential Real Estate Investment Trust	5,100	72,747
MTY Food Group, Inc. (a)	4,300	147,307
Mullen Group Ltd.	18,900	199,080
National Bank of Canada (a)	84,400	7,980,500
New Gold, Inc. (b)	182,800	530,424
NexGen Energy Ltd. (a) (b)	119,200	778,226
NFI Group, Inc. (b)	18,500	247,589
NGEx Minerals Ltd. (a) (b)	41,900	346,130
North American Construction Group Ltd.	4,900	91,729
North West Co., Inc. (a)	14,600	554,734
Northland Power, Inc. (a)	60,569	1,045,986
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	85,771

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Novagold Resources, Inc. (a) (b)	45,200	$186,361
Nutrien Ltd. (a)	120,218	5,783,314
Nuvei Corp. (d)	13,600	454,021
NuVista Energy Ltd. (a) (b)	38,100	313,610
Obsidian Energy Ltd. (b)	16,300	90,613
Onex Corp. (a)	15,200	1,065,840
Open Text Corp. (a)	64,400	2,146,111
Orla Mining Ltd. (b)	72,000	289,929
Osisko Gold Royalties Ltd.	37,546	696,197
Osisko Mining, Inc. (b)	84,500	304,612
Pan American Silver Corp.	86,304	1,804,082
Paramount Resources Ltd. Class A	23,500	458,363
Parex Resources, Inc. (a)	29,800	264,703
Parkland Corp. (a)	31,973	825,033
Pason Systems, Inc.	15,300	150,967
Patriot Battery Metals, Inc. (a) (b)	37,500	115,752
Pembina Pipeline Corp.	145,548	6,006,367
Pet Valu Holdings Ltd. (a)	7,700	147,337
Peyto Exploration & Development Corp. (a)	41,500	473,074
Pollard Banknote Ltd. (a)	1,300	26,290
Power Corp. of Canada (a)	133,953	4,229,938
PrairieSky Royalty Ltd. (a)	49,894	1,015,275
Precision Drilling Corp. (a) (b)	3,300	203,455
Premium Brands Holdings Corp. (a)	11,400	808,156
Primaris Real Estate Investment Trust	13,425	162,477
Quebecor, Inc. Class B (a)	35,300	922,642
RB Global, Inc. (a)	47,100	3,794,985
Restaurant Brands International, Inc. (a)	75,946	5,486,191
Richelieu Hardware Ltd.	15,300	454,147
RioCan Real Estate Investment Trust	38,600	582,307
Rogers Communications, Inc. Class B (a)	85,397	3,437,499
Rogers Sugar, Inc.	17,400	73,286
Royal Bank of Canada	344,100	42,994,989
Russel Metals, Inc.	17,100	519,474
Sandstorm Gold Ltd.	58,000	348,614
Saputo, Inc. (a)	57,800	1,248,886
Savaria Corp. (a)	13,700	220,567
Seabridge Gold, Inc. (b)	25,500	429,231
Secure Energy Services, Inc.	62,000	561,279
Shopify, Inc. Class A (b)	295,500	23,699,933
Sienna Senior Living, Inc. (a)	14,400	179,074
Silvercorp Metals, Inc.	34,200	149,108
SilverCrest Metals, Inc. (a) (b)	51,500	478,423
Skeena Resources Ltd. (b)	29,400	250,051
Slate Grocery REIT Class U,	5,300	55,160
Sleep Country Canada Holdings, Inc. (d)	7,500	194,252
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	16,600	$326,974
Softchoice Corp.	5,700	79,069
Spartan Delta Corp. (a) (b)	54,500	148,862
Spin Master Corp. (a) (d)	11,700	264,580
Sprott, Inc.	4,870	211,281
SSR Mining, Inc.	50,304	285,973
Stantec, Inc.	27,000	2,173,670
Stelco Holdings, Inc. (a)	13,400	661,693
Stella-Jones, Inc.	12,100	795,262
StorageVault Canada, Inc. (a)	51,900	198,618
Sun Life Financial, Inc.	143,900	8,356,309
Suncor Energy, Inc.	308,764	11,409,378
SunOpta, Inc. (b)	20,000	128,354
Superior Plus Corp. (a)	46,100	253,884
Surge Energy, Inc. (a)	29,300	130,781
Tamarack Valley Energy Ltd. (a)	150,400	435,297
Taseko Mines Ltd. (b)	72,200	183,312
TC Energy Corp. (a)	249,810	11,888,142
Teck Resources Ltd. Class B	116,100	6,070,768
TELUS Corp.	117,431	1,972,323
TFI International, Inc.	19,000	2,605,389
Thomson Reuters Corp. (a)	38,504	6,574,994
Timbercreek Financial Corp. (a)	17,500	105,444
TMX Group Ltd.	65,600	2,058,391
Topaz Energy Corp. (a)	19,800	378,867
Torex Gold Resources, Inc. (b)	19,700	376,370
Toromont Industries Ltd.	18,900	1,846,980
Toronto-Dominion Bank (a)	425,998	26,967,207
Tourmaline Oil Corp. (a)	83,100	3,863,586
TransAlta Corp.	61,900	642,391
Transcontinental, Inc. Class A (a)	13,900	184,894
Trican Well Service Ltd. (a)	40,500	142,999
Triple Flag Precious Metals Corp.	20,667	335,029
Trisura Group Ltd. (b)	10,700	342,080
Veren, Inc. (a)	139,800	862,011
Vermilion Energy, Inc. (a)	45,900	448,484
Well Health Technologies Corp. (b)	42,100	138,053
Wesdome Gold Mines Ltd. (a) (b)	31,900	299,649
West Fraser Timber Co. Ltd.	12,900	1,258,250
Westshore Terminals Investment Corp. (a)	8,200	147,193
Whitecap Resources, Inc. (a)	139,700	1,044,428
Winpak Ltd.	6,400	225,074
WSP Global, Inc. (a)	31,500	5,602,591
		579,456,821
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	243,683
Antofagasta PLC	93,377	2,521,306
Banco de Chile	10,442,656	1,333,971

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Banco de Credito e Inversiones SA	19,569	$610,019
Banco Itau Chile SA	8,665	100,826
Banco Santander Chile	15,151,615	788,883
CAP SA (b)	31,134	209,086
Cencosud SA	345,997	699,393
Cia Cervecerias Unidas SA	52,608	310,527
Colbun SA	2,338,950	317,278
Embotelladora Andina SA Class B, Preference Shares	111,561	376,467
Empresa Nacional de Telecomunicaciones SA	36,914	129,460
Empresas CMPC SA	281,711	490,696
Empresas Copec SA	85,667	574,357
Enel Americas SA	5,048,946	516,141
Enel Chile SA	5,627,525	310,238
Engie Energia Chile SA (b)	71,134	68,964
Falabella SA (b)	191,821	711,398
Inversiones Aguas Metropolitanas SA	105,572	82,656
Latam Airlines Group SA	41,655,906	536,762
Lundin Mining Corp.	155,900	1,635,222
Parque Arauco SA	130,868	230,866
Plaza SA	94,837	162,868
SMU SA	1,137,230	184,916
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	33,055	1,373,334
Vina Concha y Toro SA	73,303	90,357
		14,609,674
CHINA — 7.5%
360 Security Technology, Inc. Class A	223,600	281,471
361 Degrees International Ltd.	183,000	100,129
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	29,413
3SBio, Inc. (d)	367,000	324,595
AAC Technologies Holdings, Inc.	152,500	626,295
Accelink Technologies Co. Ltd. Class A	13,200	63,391
ACM Research Shanghai, Inc. Class A	3,220	48,535
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	152,456
AECC Aero-Engine Control Co. Ltd. Class A	99,703	312,700
AECC Aviation Power Co. Ltd. Class A	35,700	210,620
Agricultural Bank of China Ltd. Class A	1,161,700	796,748
Agricultural Bank of China Ltd. Class H	6,527,000	3,075,484
Aier Eye Hospital Group Co. Ltd. Class A	114,544	260,392
Security Description	Shares	Value
AIM Vaccine Co. Ltd. (b)	49,000	$56,333
Air China Ltd. Class A (b)	120,700	135,900
Airtac International Group	30,743	886,934
AK Medical Holdings Ltd. (a) (d)	142,000	95,977
Akeso, Inc. (a) (b) (d)	141,000	1,245,266
Alibaba Group Holding Ltd.	3,796,200	53,760,154
Alibaba Health Information Technology Ltd. (a) (b)	1,201,500	827,554
A-Living Smart City Services Co. Ltd. (a) (d)	135,250	60,421
Aluminum Corp. of China Ltd. Class A	193,400	245,942
Aluminum Corp. of China Ltd. Class H	862,000	685,827
Amlogic Shanghai Co. Ltd. Class A	5,435	54,632
ANE Cayman, Inc. (b)	171,000	182,723
Angel Yeast Co. Ltd. Class A	28,900	150,392
Angelalign Technology, Inc. (a) (d)	8,400	81,648
Anhui Conch Cement Co. Ltd. Class A	41,600	155,376
Anhui Conch Cement Co. Ltd. Class H (a)	286,500	842,810
Anhui Expressway Co. Ltd. Class H	114,000	138,547
Anhui Gujing Distillery Co. Ltd. Class A	6,000	174,051
Anhui Gujing Distillery Co. Ltd. Class B	20,900	336,875
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	32,100	115,032
Anhui Kouzi Distillery Co. Ltd. Class A	23,600	161,691
Anhui Yingjia Distillery Co. Ltd. Class A	13,900	144,826
Anjoy Foods Group Co. Ltd. Class A	10,600	150,458
Anker Innovations Technology Co. Ltd. Class A	10,140	121,501
ANTA Sports Products Ltd.	350,200	4,258,306
Ascentage Pharma Group International (a) (b) (d)	52,200	277,213
AsiaInfo Technologies Ltd. (d)	76,000	56,260
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	93,796
Atour Lifestyle Holdings Ltd. ADR	15,900	412,446
Autobio Diagnostics Co. Ltd. Class A	11,000	75,695
Autohome, Inc. ADR	15,400	502,348
Avary Holding Shenzhen Co. Ltd. Class A	11,300	57,754
AviChina Industry & Technology Co. Ltd. Class H	509,000	249,012
Avicopter PLC Class A	35,500	211,621

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	197,500	$227,733
Baidu, Inc. Class A (b)	575,700	7,826,704
Bairong, Inc. (b) (d)	139,500	184,982
Bank of Beijing Co. Ltd. Class A	342,600	285,881
Bank of Chengdu Co. Ltd. Class A	77,900	175,309
Bank of China Ltd. Class A	418,700	299,129
Bank of China Ltd. Class H	18,744,000	8,856,193
Bank of Communications Co. Ltd. Class A	557,200	589,154
Bank of Communications Co. Ltd. Class H	2,079,000	1,595,216
Bank of Hangzhou Co. Ltd. Class A	58,900	118,664
Bank of Jiangsu Co. Ltd. Class A	156,780	188,172
Bank of Nanjing Co. Ltd. Class A	176,700	276,463
Bank of Ningbo Co. Ltd. Class A	72,840	267,478
Bank of Shanghai Co. Ltd. Class A	271,500	306,078
Baoshan Iron & Steel Co. Ltd. Class A	340,800	337,944
BeiGene Ltd. (b)	184,500	3,437,033
Beijing Capital International Airport Co. Ltd. Class H (b)	326,000	121,712
Beijing Enterprises Holdings Ltd.	103,000	369,965
Beijing Enterprises Water Group Ltd.	820,000	255,475
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	36,243
Beijing Kingsoft Office Software, Inc. Class A	5,556	211,486
Beijing New Building Materials PLC Class A	10,400	49,008
Beijing Roborock Technology Co. Ltd. Class A	2,665	105,829
Beijing Tiantan Biological Products Corp. Ltd. Class A	84,000	301,738
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	30,000	35,571
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	135,820
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	143,791
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	161,871
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	554,493
Bilibili, Inc. Class Z (b)	52,280	1,304,392
Bloomage Biotechnology Corp. Ltd. Class A	18,009	181,411
Security Description	Shares	Value
BOC Aviation Ltd. (d)	44,500	$368,375
BOC Hong Kong Holdings Ltd.	873,000	2,798,545
BOE Technology Group Co. Ltd. Class A	738,800	471,868
BOE Varitronix Ltd.	80,000	59,015
Bosideng International Holdings Ltd.	850,000	488,059
Brilliance China Automotive Holdings Ltd.	660,000	255,758
BYD Co. Ltd. Class A	22,300	979,191
BYD Co. Ltd. Class H	261,000	9,536,118
BYD Electronic International Co. Ltd.	172,500	722,868
By-health Co. Ltd. Class A	75,700	161,164
C&D International Investment Group Ltd. (a)	218,044	472,721
Caitong Securities Co. Ltd. Class A	30,160	37,578
Cambricon Technologies Corp. Ltd. Class A (b)	7,449	307,767
Canggang Railway Ltd. (a)	448,000	56,523
CGN Mining Co. Ltd.	1,135,000	239,640
CGN New Energy Holdings Co. Ltd.	158,000	52,480
CGN Power Co. Ltd. Class H (d)	2,791,600	1,078,185
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	6,200	97,350
Changjiang Securities Co. Ltd. Class A	35,800	36,932
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	97,059
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	131,995
Chervon Holdings Ltd. (a)	18,200	53,657
China BlueChemical Ltd. Class H	204,000	55,416
China CITIC Bank Corp. Ltd. Class H	2,107,000	1,345,442
China Coal Energy Co. Ltd. Class H	427,000	533,235
China Communications Services Corp. Ltd. Class H	458,000	248,237
China Conch Venture Holdings Ltd.	351,500	347,088
China Construction Bank Corp. Class A	243,900	276,357
China Construction Bank Corp. Class H	22,851,000	17,298,214
China CSSC Holdings Ltd. Class A	54,200	323,482
China Datang Corp. Renewable Power Co. Ltd. Class H (a)	556,000	153,182
China East Education Holdings Ltd. (a) (d)	63,000	24,575

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
China Eastern Airlines Corp. Ltd. Class A (b)	269,200	$159,243
China Education Group Holdings Ltd.	284,495	199,980
China Energy Engineering Corp. Ltd. Class A	587,300	202,238
China Everbright Bank Co. Ltd. Class A	708,700	364,545
China Everbright Bank Co. Ltd. Class H	1,095,300	372,268
China Everbright Environment Group Ltd.	731,518	353,163
China Everbright Ltd.	208,000	136,569
China Feihe Ltd. (d)	849,000	642,693
China Foods Ltd.	362,000	129,094
China Galaxy Securities Co. Ltd. Class A	389,900	857,388
China Galaxy Securities Co. Ltd. Class H	808,800	755,956
China Gas Holdings Ltd.	618,000	575,235
China Greatwall Technology Group Co. Ltd. Class A (b)	33,600	49,834
China Hongqiao Group Ltd.	794,000	1,324,781
China International Capital Corp. Ltd. Class A	23,600	130,196
China International Capital Corp. Ltd. Class H (a) (d)	340,000	608,433
China Jinmao Holdings Group Ltd. (a)	843,394	127,038
China Jushi Co. Ltd. Class A	25,717	43,213
China Lesso Group Holdings Ltd.	209,000	106,283
China Life Insurance Co. Ltd. Class A	28,900	181,692
China Life Insurance Co. Ltd. Class H	1,756,000	3,531,216
China Lilang Ltd.	100,000	54,200
China Literature Ltd. (b) (d)	86,400	360,394
China Longyuan Power Group Corp. Ltd. Class H	756,000	686,167
China Medical System Holdings Ltd.	358,000	412,501
China Meidong Auto Holdings Ltd. (a)	194,000	72,180
China Mengniu Dairy Co. Ltd.	711,000	1,711,709
China Merchants Bank Co. Ltd. Class A	281,600	1,513,288
China Merchants Bank Co. Ltd. Class H	1,005,000	4,987,802
China Merchants Energy Shipping Co. Ltd. Class A	83,300	95,694
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	502,978
China Merchants Port Holdings Co. Ltd.	391,740	624,363
China Merchants Securities Co. Ltd. Class A	119,000	330,544
Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	$145,103
China Minsheng Banking Corp. Ltd. Class A	325,200	186,794
China Minsheng Banking Corp. Ltd. Class H	1,745,600	712,398
China Modern Dairy Holdings Ltd. (a)	574,000	72,420
China National Building Material Co. Ltd. Class H (a)	902,000	397,147
China National Chemical Engineering Co. Ltd. Class A	71,900	84,653
China National Nuclear Power Co. Ltd. Class A	302,600	482,092
China National Software & Service Co. Ltd. Class A (b)	26,370	157,911
China Nonferrous Mining Corp. Ltd.	285,000	235,191
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	111,423
China Oilfield Services Ltd. Class H	424,000	390,293
China Oriental Group Co. Ltd.	192,000	33,123
China Overseas Grand Oceans Group Ltd. (a)	216,135	58,712
China Overseas Land & Investment Ltd.	867,000	1,776,973
China Overseas Property Holdings Ltd.	280,000	223,135
China Pacific Insurance Group Co. Ltd. Class A	90,000	502,811
China Pacific Insurance Group Co. Ltd. Class H	599,400	2,160,695
China Petroleum & Chemical Corp. Class A	378,200	376,111
China Petroleum & Chemical Corp. Class H	5,752,000	3,584,124
China Power International Development Ltd. (a)	1,100,000	525,394
China Railway Group Ltd. Class A	272,800	256,092
China Railway Group Ltd. Class H	1,020,000	535,771
China Railway Signal & Communication Corp. Ltd. Class A	171,778	154,385
China Rare Earth Resources & Technology Co. Ltd. Class A	14,100	57,035
China Resources Beer Holdings Co. Ltd. (a)	470,221	2,058,257
China Resources Building Materials Technology Holdings Ltd.	430,000	121,790
China Resources Gas Group Ltd.	233,900	944,032

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
China Resources Land Ltd.	867,333	$3,199,110
China Resources Medical Holdings Co. Ltd. (a)	322,000	179,914
China Resources Microelectronics Ltd. Class A	31,302	210,882
China Resources Mixc Lifestyle Services Ltd. (d)	178,800	804,514
China Resources Pharmaceutical Group Ltd. (d)	326,000	252,238
China Resources Power Holdings Co. Ltd.	442,055	1,200,819
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	22,490	152,994
China Risun Group Ltd. (a)	122,000	49,632
China Ruyi Holdings Ltd. (a) (b)	1,643,200	478,099
China Shenhua Energy Co. Ltd. Class A	83,500	520,186
China Shenhua Energy Co. Ltd. Class H	797,000	3,596,376
China Southern Airlines Co. Ltd. Class A (b)	172,600	161,289
China State Construction Engineering Corp. Ltd. Class A	539,600	476,482
China State Construction International Holdings Ltd.	510,750	795,632
China Taiping Insurance Holdings Co. Ltd.	318,600	512,713
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	274,771
China Tobacco International HK Co. Ltd.	93,000	239,459
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	268,046
China Tower Corp. Ltd. Class H (d)	9,780,000	1,296,865
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	1,126,000	634,938
China Travel International Investment Hong Kong Ltd.	266,000	40,067
China United Network Communications Ltd. Class A	421,500	322,209
China Vanke Co. Ltd. Class A (b)	111,100	154,300
China Vanke Co. Ltd. Class H (a) (b)	500,600	480,138
China Water Affairs Group Ltd.	126,000	84,838
China XLX Fertiliser Ltd.	86,000	45,062
China Yangtze Power Co. Ltd. Class A	363,000	1,558,608
China Zheshang Bank Co. Ltd. Class A	206,180	86,612
Security Description	Shares	Value
Chinasoft International Ltd. (a)	636,000	$427,412
Chlitina Holding Ltd.	15,452	74,705
Chongqing Brewery Co. Ltd. Class A	7,200	72,148
Chongqing Changan Automobile Co. Ltd. Class A	119,280	253,604
Chongqing Hongjiu Fruit Co. Ltd. Class H (b)	71,700	16,062
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	146,753
Chongqing Zhifei Biological Products Co. Ltd. Class A	30,900	147,377
Chow Tai Fook Jewellery Group Ltd.	461,000	519,311
CIMC Enric Holdings Ltd.	78,000	68,987
CITIC Ltd.	1,320,000	1,560,039
CITIC Securities Co. Ltd. Class A	150,285	584,077
CITIC Securities Co. Ltd. Class H	443,275	1,172,746
CITIC Telecom International Holdings Ltd.	395,000	122,047
Cloud Music, Inc. (b) (d)	12,700	217,457
CMOC Group Ltd. Class A	183,600	228,233
CMOC Group Ltd. Class H	915,000	898,803
CNGR Advanced Material Co. Ltd. Class A	4,480	25,707
CNOOC Energy Technology & Services Ltd. Class A	301,000	195,258
CNPC Capital Co. Ltd. Class A	102,900	108,360
COFCO Joycome Foods Ltd. (a) (b)	478,000	102,154
Contemporary Amperex Technology Co. Ltd. Class A	57,920	2,084,612
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	82,436
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)	258,000	314,549
COSCO SHIPPING Holdings Co. Ltd. Class A	120,000	269,366
COSCO SHIPPING Holdings Co. Ltd. Class H	691,900	1,161,555
COSCO SHIPPING Ports Ltd.	336,674	205,450
Country Garden Services Holdings Co. Ltd.	469,000	393,072
CRRC Corp. Ltd. Class A	331,200	386,632
CRRC Corp. Ltd. Class H	923,000	603,649
CSC Financial Co. Ltd. Class A	53,200	204,175
CSG Holding Co. Ltd. Class B	137,900	46,159
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	51,392
CSPC Pharmaceutical Group Ltd.	1,991,280	1,550,981

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Daqin Railway Co. Ltd. Class A	189,500	$185,746
Daqo New Energy Corp. ADR (a) (b)	12,000	244,440
Dong-E-E-Jiao Co. Ltd. Class A	26,900	237,150
Dongfang Electric Corp. Ltd. Class A	54,100	122,135
Dongyue Group Ltd.	444,000	444,143
East Buy Holding Ltd. (a) (b) (d)	116,000	295,096
East Money Information Co. Ltd. Class A	205,840	597,051
Eastroc Beverage Group Co. Ltd. Class A	2,900	112,285
E-Commodities Holdings Ltd.	236,000	47,094
Ecovacs Robotics Co. Ltd. Class A	3,400	24,878
Empyrean Technology Co. Ltd. Class A	4,200	55,817
ENN Energy Holdings Ltd.	174,700	1,350,593
ENN Natural Gas Co. Ltd. Class A	24,700	72,632
Eoptolink Technology, Inc. Ltd. Class A	8,400	155,994
ESR Group Ltd. (d)	495,000	790,216
Eve Energy Co. Ltd. Class A	21,906	152,683
Everbright Securities Co. Ltd. Class A	35,500	97,644
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	264,099	95,094
Everest Medicines Ltd. (a) (b) (d)	30,000	104,860
Far East Horizon Ltd.	401,000	293,748
FAW Jiefang Group Co. Ltd. Class A	253,201	335,375
FIH Mobile Ltd. (b)	297,000	34,413
FinVolution Group ADR	34,800	215,064
First Tractor Co. Ltd. Class H	108,000	116,794
Flat Glass Group Co. Ltd. Class A	16,900	48,826
Focus Media Information Technology Co. Ltd. Class A	239,900	242,346
Foshan Haitian Flavouring & Food Co. Ltd. Class A	50,109	344,888
Fosun International Ltd.	1,139,000	730,250
Founder Securities Co. Ltd. Class A	100,200	133,721
Foxconn Industrial Internet Co. Ltd. Class A	192,600	693,219
Fu Shou Yuan International Group Ltd. (a)	276,000	161,318
Fufeng Group Ltd.	357,000	221,531
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	293,551
Fuyao Glass Industry Group Co. Ltd. Class H (d)	124,000	834,117
Security Description	Shares	Value
GalaxyCore, Inc. Class A	18,062	$38,015
Ganfeng Lithium Group Co. Ltd. Class A	22,280	109,734
Gaotu Techedu, Inc. ADR (a) (b)	49,800	195,216
GCL Technology Holdings Ltd. (a) (b)	4,685,000	844,416
GD Power Development Co. Ltd. Class A	239,700	187,345
GDS Holdings Ltd. Class A (b)	230,800	649,241
Geely Automobile Holdings Ltd.	1,425,000	2,234,503
GEM Co. Ltd. Class A	32,900	33,517
Gemdale Properties & Investment Corp. Ltd.	808,000	34,328
Genertec Universal Medical Group Co. Ltd. (d)	93,000	60,583
Genscript Biotech Corp. (a) (b)	256,000	459,432
GF Securities Co. Ltd. Class A	104,500	249,355
Giant Biogene Holding Co. Ltd. (d)	67,400	442,102
GigaDevice Semiconductor, Inc. Class A (b)	6,928	87,478
Ginlong Technologies Co. Ltd. Class A	3,000	35,664
GoerTek, Inc. Class A	48,100	155,805
Goldwind Science & Technology Co. Ltd. Class A	22,900	32,786
Goneo Group Co. Ltd. Class A	8,120	96,600
Gotion High-tech Co. Ltd. Class A	8,500	28,055
Great Wall Motor Co. Ltd. Class A	14,400	62,364
Great Wall Motor Co. Ltd. Class H	572,500	1,068,716
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	326,740
Greentown China Holdings Ltd.	261,000	307,790
Greentown Management Holdings Co. Ltd. (d)	153,000	73,078
Greentown Service Group Co. Ltd.	280,000	168,342
Guangdong Haid Group Co. Ltd. Class A	22,500	154,380
Guangdong Investment Ltd.	604,000	406,684
Guanghui Energy Co. Ltd. Class A	204,300	209,886
Guangzhou Automobile Group Co. Ltd. Class A	198,200	250,063
Guangzhou Automobile Group Co. Ltd. Class H (a)	684,800	268,895
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	44,247
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	77,541

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	$71,078
Guosen Securities Co. Ltd. Class A	90,800	153,482
Guotai Junan Securities Co. Ltd. Class A	92,200	193,657
H World Group Ltd. ADR	54,800	2,038,560
Haichang Ocean Park Holdings Ltd. (b) (d)	486,000	56,312
Haidilao International Holding Ltd. (d)	359,000	880,919
Haier Smart Home Co. Ltd. Class A	74,500	342,234
Haier Smart Home Co. Ltd. Class H	592,400	2,379,515
Hainan Airlines Holding Co. Ltd. Class A (b)	509,600	93,930
Hainan Airport Infrastructure Co. Ltd. Class A (b)	139,100	76,122
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	25,000	28,420
Haitian International Holdings Ltd.	158,000	508,529
Haitong Securities Co. Ltd. Class A	118,500	148,492
Haitong Securities Co. Ltd. Class H (a)	714,000	333,414
Hangzhou First Applied Material Co. Ltd. Class A	30,951	78,100
Hangzhou Great Star Industrial Co. Ltd. Class A	35,000	156,780
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	35,900	116,031
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	173,693
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	77,875
Hansoh Pharmaceutical Group Co. Ltd. (a) (d)	306,000	825,323
Harbin Electric Co. Ltd. Class H	36,000	12,467
Health & Happiness H&H International Holdings Ltd.	69,000	101,446
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	21,400	70,756
Heilongjiang Agriculture Co. Ltd. Class A	119,200	253,093
Hello Group, Inc. ADR	33,300	253,413
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	71,154
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	395,203
Hengan International Group Co. Ltd.	154,000	531,342
Security Description	Shares	Value
Hengli Petrochemical Co. Ltd. Class A	99,100	$221,744
Hengtong Optic-electric Co. Ltd. Class A	52,500	126,849
Hengyi Petrochemical Co. Ltd. Class A	291,090	291,562
Hisense Home Appliances Group Co. Ltd. Class H (a)	112,000	418,153
Hisense Visual Technology Co. Ltd. Class A	29,100	93,055
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	196,109
Hopson Development Holdings Ltd. (b)	253,204	157,448
Hoshine Silicon Industry Co. Ltd. Class A	3,500	30,021
Hua Hong Semiconductor Ltd. (d)	150,000	403,605
Huadian Power International Corp. Ltd. Class A	84,700	72,493
Huadong Medicine Co. Ltd. Class A	20,060	100,291
Huafon Chemical Co. Ltd. Class A	33,800	40,568
Huaibei Mining Holdings Co. Ltd. Class A	25,800	66,393
Hualan Biological Engineering, Inc. Class A	77,160	197,457
Huaneng Lancang River Hydropower, Inc. Class A	326,400	538,664
Huaneng Power International, Inc. Class A	155,200	170,975
Huaneng Power International, Inc. Class H	864,000	530,580
Huangshan Tourism Development Co. Ltd. Class B	20,400	16,034
Huatai Securities Co. Ltd. Class A	90,300	227,084
Huatai Securities Co. Ltd. Class H (d)	360,000	580,264
Huaxia Bank Co. Ltd. Class A	152,200	161,581
Huayu Automotive Systems Co. Ltd. Class A	62,800	160,889
Huazhong In-Vehicle Holdings Co. Ltd. (a)	162,000	8,238
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,400	51,017
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	116,390
Humanwell Healthcare Group Co. Ltd. Class A	11,800	35,559
Hunan Valin Steel Co. Ltd. Class A	44,000	29,549
Hundsun Technologies, Inc. Class A	19,510	63,754
HUTCHMED China Ltd. (a) (b)	20,000	82,910

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
HUTCHMED China Ltd. ADR (a) (b)	21,100	$412,083
HUYA, Inc. ADR	25,100	128,010
Hwatsing Technology Co. Ltd. Class A	3,121	72,185
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (d)	73,600	224,566
Hygon Information Technology Co. Ltd. Class A	26,199	386,622
iDreamSky Technology Holdings Ltd. (a) (b) (d)	134,400	46,718
IEIT Systems Co. Ltd. Class A	7,900	46,845
Iflytek Co. Ltd. Class A	35,600	226,053
Imeik Technology Development Co. Ltd. Class A	2,660	89,545
Industrial & Commercial Bank of China Ltd. Class A	1,392,400	1,229,527
Industrial & Commercial Bank of China Ltd. Class H	16,206,000	9,680,829
Industrial Bank Co. Ltd. Class A	260,900	718,359
Industrial Securities Co. Ltd. Class A	42,900	41,805
Ingenic Semiconductor Co. Ltd. Class A	8,200	76,064
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	892,200	220,543
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	143,957
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	376,321
Inner Mongolia Yitai Coal Co. Ltd. Class B	211,600	453,670
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	14,900	14,349
InnoCare Pharma Ltd. (b) (d)	56,000	48,592
Innovent Biologics, Inc. (b) (d)	274,000	1,661,461
iQIYI, Inc. ADR (b)	104,500	298,870
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	62,572
JA Solar Technology Co. Ltd. Class A	34,160	66,137
JCET Group Co. Ltd. Class A	57,900	292,286
JD Health International, Inc. (a) (b) (d)	240,450	1,083,457
JD Logistics, Inc. (b) (d)	392,700	707,795
JD.com, Inc. Class A	600,954	12,928,151
Jiangsu Eastern Shenghong Co. Ltd. Class A	75,300	99,846
Jiangsu Expressway Co. Ltd. Class H	224,000	226,956
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	121,235
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	78,324	585,305
Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	$144,340
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	59,547
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	257,944
Jiangsu Yangnong Chemical Co. Ltd. Class A	2,730	24,185
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	398,736
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	55,111
Jiangxi Copper Co. Ltd. Class A	32,700	114,052
Jiangxi Copper Co. Ltd. Class H	230,000	468,439
Jinan Acetate Chemical Co. Ltd.	15,081	422,696
Jinchuan Group International Resources Co. Ltd.	832,000	71,766
Jinko Solar Co. Ltd. Class A	79,291	99,813
JinkoSolar Holding Co. Ltd. ADR (a)	9,100	244,062
Jinxin Fertility Group Ltd. (d)	455,500	214,629
Jiumaojiu International Holdings Ltd. (d)	188,000	119,807
JNBY Design Ltd.	41,500	86,339
Jointown Pharmaceutical Group Co. Ltd. Class A	93,913	77,024
JOYY, Inc. ADR (b)	11,700	424,008
Kangji Medical Holdings Ltd.	92,000	71,539
Kanzhun Ltd. ADR	60,900	1,057,224
KE Holdings, Inc. ADR	167,500	3,334,925
Kerry Logistics Network Ltd.	101,500	113,163
Keymed Biosciences, Inc. (a) (b) (d)	36,000	193,267
Kingboard Holdings Ltd.	162,000	410,866
Kingdee International Software Group Co. Ltd. (b)	624,000	723,013
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	94,668
Kingsoft Corp. Ltd.	215,400	819,449
Kuaishou Technology (b) (d)	550,100	3,884,517
Kuang-Chi Technologies Co. Ltd. Class A (b)	107,500	383,695
Kunlun Energy Co. Ltd.	1,042,000	1,075,873
Kunlun Tech Co. Ltd. Class A	14,200	76,188
Kweichow Moutai Co. Ltd. Class A	18,900	4,720,510
LB Group Co. Ltd. Class A	11,000	32,645
Lee & Man Paper Manufacturing Ltd.	156,000	56,033
Legend Holdings Corp. Class H (b) (d)	129,200	119,262
Lenovo Group Ltd.	1,902,000	2,595,584
Lens Technology Co. Ltd. Class A	26,800	78,309

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Lepu Biopharma Co. Ltd. Class H (a) (b) (d)	112,000	$57,099
Lepu Medical Technology Beijing Co. Ltd. Class A	9,700	18,253
Li Auto, Inc. Class A (b)	313,900	4,368,534
Li Ning Co. Ltd.	525,000	1,331,509
Lifetech Scientific Corp. (a) (b)	1,054,000	236,107
Lingyi iTech Guangdong Co. Class A	50,400	54,082
Linklogis, Inc. Class B (d)	122,000	29,528
Longfor Group Holdings Ltd. (a) (d)	450,275	871,855
LONGi Green Energy Technology Co. Ltd. Class A	86,492	217,013
Lonking Holdings Ltd.	174,000	37,186
Lufax Holding Ltd. ADR	45,250	157,923
Luxshare Precision Industry Co. Ltd. Class A	87,668	544,398
Luye Pharma Group Ltd. (b) (d)	416,000	179,414
Luzhou Laojiao Co. Ltd. Class A	18,500	395,712
Mango Excellent Media Co. Ltd. Class A	9,700	36,479
Maoyan Entertainment (a) (b) (d)	41,600	46,326
Maxscend Microelectronics Co. Ltd. Class A	4,000	53,090
Meihua Holdings Group Co. Ltd. Class A	81,900	127,555
Meitu, Inc. (a) (d)	814,000	321,723
Meituan Class B (b) (d)	1,196,310	26,490,547
Metallurgical Corp. of China Ltd. Class A	364,100	173,761
Microport Scientific Corp. (a) (b)	220,108	223,296
Midea Group Co. Ltd. Class A	47,200	512,961
Midea Real Estate Holding Ltd. (d)	42,400	19,378
Ming Yuan Cloud Group Holdings Ltd.	94,000	38,120
MINISO Group Holding Ltd. (a)	81,800	391,229
MINISO Group Holding Ltd. ADR (a)	21,700	380,618
Minth Group Ltd. (b)	152,000	313,099
MMG Ltd. (b)	806,400	287,574
Mobvista, Inc. (b) (d)	53,000	14,465
Montage Technology Co. Ltd. Class A	9,953	95,112
Muyuan Foods Co. Ltd. Class A (b)	66,023	436,874
NARI Technology Co. Ltd. Class A	92,928	367,402
National Silicon Industry Group Co. Ltd. Class A	75,121	203,725
NAURA Technology Group Co. Ltd. Class A	9,800	512,471
Security Description	Shares	Value
Nayuki Holdings Ltd. (a) (b)	70,000	$17,123
NetDragon Websoft Holdings Ltd.	53,500	80,310
NetEase, Inc.	478,700	9,275,101
New China Life Insurance Co. Ltd. Class A	25,600	169,797
New China Life Insurance Co. Ltd. Class H	207,600	648,124
New Hope Liuhe Co. Ltd. Class A (b)	192,400	286,181
New Horizon Health Ltd. (a) (b) (c) (d)	46,000	41,869
New Oriental Education & Technology Group, Inc.	360,400	2,876,704
Nexteer Automotive Group Ltd.	160,000	68,594
Ninestar Corp. Class A (b)	16,800	72,806
Ningbo Deye Technology Co. Ltd. Class A	7,560	109,836
Ningbo Joyson Electronic Corp. Class A	16,900	41,654
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	83,559
Ningbo Tuopu Group Co. Ltd. Class A	23,925	158,141
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	265,258
NIO, Inc. Class A (b)	360,700	2,616,729
Noah Holdings Ltd. ADR	9,000	110,970
Nongfu Spring Co. Ltd. Class H (d)	461,000	2,029,765
Ocumension Therapeutics (b) (d)	19,000	15,410
Offshore Oil Engineering Co. Ltd. Class A	92,400	76,839
OFILM Group Co. Ltd. Class A (b)	35,200	50,044
Oppein Home Group, Inc. Class A	6,300	56,261
Orient Securities Co. Ltd. Class A	104,928	166,568
OSL Group Ltd. (a) (b)	82,000	68,091
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	780,600	329,031
PDD Holdings, Inc. ADR (b)	166,200	22,405,422
People's Insurance Co. Group of China Ltd. Class A	77,000	81,856
People's Insurance Co. Group of China Ltd. Class H	2,128,000	1,016,399
PetroChina Co. Ltd. Class A	298,300	384,455
PetroChina Co. Ltd. Class H	5,112,000	4,172,524
Pharmaron Beijing Co. Ltd. Class A	10,800	46,835
PICC Property & Casualty Co. Ltd. Class H	1,627,700	2,414,046
Ping An Bank Co. Ltd. Class A	278,300	485,528

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ping An Healthcare & Technology Co. Ltd. (a) (b) (d)	129,500	$241,744
Ping An Insurance Group Co. of China Ltd. Class A	174,590	1,424,181
Ping An Insurance Group Co. of China Ltd. Class H	1,606,000	10,368,960
Piotech, Inc. Class A	4,559	93,803
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	214,338
Poly Property Group Co. Ltd.	196,120	44,943
Poly Property Services Co. Ltd. Class H (a)	13,800	61,205
Pop Mart International Group Ltd. (d)	154,800	1,061,229
Postal Savings Bank of China Co. Ltd. Class A	334,800	251,627
Postal Savings Bank of China Co. Ltd. Class H (d)	1,818,000	1,088,342
Power Construction Corp. of China Ltd. Class A	262,500	211,541
Prosus NV	339,721	14,885,260
Q Technology Group Co. Ltd. (b)	47,000	31,827
Qifu Technology, Inc. ADR	27,500	819,775
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	92,800	246,100
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	50,089
Redco Properties Group Ltd. (a) (b) (c) (d)	108,000	9,246
RLX Technology, Inc. ADR	263,000	476,030
Rockchip Electronics Co. Ltd. Class A	5,500	51,066
Rongsheng Petrochemical Co. Ltd. Class A	157,550	232,994
SAIC Motor Corp. Ltd. Class A	168,400	352,024
Sailun Group Co. Ltd. Class A	11,700	26,815
Sanan Optoelectronics Co. Ltd. Class A	59,300	105,574
Sany Heavy Equipment International Holdings Co. Ltd. (a)	249,000	186,570
Sany Heavy Industry Co. Ltd. Class A	99,800	269,227
Sasseur Real Estate Investment Trust	189,800	106,596
Satellite Chemical Co. Ltd. Class A	24,680	65,838
SDIC Capital Co. Ltd. Class A	78,900	91,993
SDIC Power Holdings Co. Ltd. Class A	88,700	214,822
Seazen Group Ltd. (b)	491,333	160,668
Seres Group Co. Ltd. Class A (b)	18,000	232,553
SF Holding Co. Ltd. Class A	68,300	438,961
SG Micro Corp. Class A	6,305	85,584
Security Description	Shares	Value
Shaanxi Coal Industry Co. Ltd. Class A	123,100	$485,108
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	39,150	47,381
Shandong Gold Mining Co. Ltd. Class A	37,600	157,359
Shandong Gold Mining Co. Ltd. Class H (d)	162,750	366,672
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	51,080
Shandong Linglong Tyre Co. Ltd. Class A	25,208	72,541
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	51,444
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	253,824
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	395,046
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	66,000	51,322
Shanghai Baosight Software Co. Ltd. Class A	52,080	245,493
Shanghai Baosight Software Co. Ltd. Class B	164,756	282,557
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	2,709	81,561
Shanghai Chicmax Cosmetic Co. Ltd.	10,200	60,143
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	57,859
Shanghai Electric Group Co. Ltd. Class A (b)	55,900	36,102
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	88,561
Shanghai Industrial Holdings Ltd.	53,000	82,698
Shanghai International Airport Co. Ltd. Class A	18,700	102,656
Shanghai International Port Group Co. Ltd. Class A	192,900	179,156
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	76,451
Shanghai Lingang Holdings Corp. Ltd. Class A	148,900	243,179
Shanghai M&G Stationery, Inc. Class A	6,100	30,863
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	63,116
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	53,500	80,861
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	77,363

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	$232,297
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	626,299
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	62,443
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	514,051
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	249,378
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	188,617
Shangri-La Asia Ltd.	388,000	281,728
Shanjin International Gold Co. Ltd. Class C	35,000	93,068
Shanxi Coal International Energy Group Co. Ltd. Class A	69,900	139,427
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	176,867
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	173,508
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	527,314
Shengyi Technology Co. Ltd. Class A	55,900	166,454
Shennan Circuits Co. Ltd. Class A	9,560	151,583
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	183,566
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	52,274
Shenzhen Energy Group Co. Ltd. Class A	52,200	52,135
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	274,387
Shenzhen International Holdings Ltd.	269,246	239,522
Shenzhen Investment Ltd.	724,301	94,180
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	665,657
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	100,713
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	35,657
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	210,427
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	28,600	105,105
Shenzhou International Group Holdings Ltd.	191,300	1,737,524
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	44,801
Shoucheng Holdings Ltd.	712,000	126,496
Security Description	Shares	Value
Shougang Fushan Resources Group Ltd.	244,000	$92,668
Shui On Land Ltd.	328,000	34,626
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	206,582
Sichuan Expressway Co. Ltd. Class H (a)	20,000	8,394
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	55,407
Sieyuan Electric Co. Ltd. Class A	11,100	117,207
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	38,745
Silergy Corp.	77,000	1,138,704
Simcere Pharmaceutical Group Ltd. (a) (d)	178,000	156,745
Sinopec Engineering Group Co. Ltd. Class H	563,000	389,950
Sinopec Kantons Holdings Ltd.	120,000	70,602
Sinopharm Group Co. Ltd. Class H	307,200	822,628
Sinotruk Hong Kong Ltd.	174,000	523,064
SITC International Holdings Co. Ltd.	318,000	859,736
Smoore International Holdings Ltd. (a) (d)	343,000	569,643
SOHO China Ltd. (b)	353,000	36,811
Spring Airlines Co. Ltd. Class A	11,800	104,214
Sun Art Retail Group Ltd.	1,572,000	362,263
Sunac China Holdings Ltd. (a) (b)	1,632,000	550,478
Sunac Services Holdings Ltd. (d)	325,000	94,979
Sungrow Power Supply Co. Ltd. Class A	23,380	332,661
Sunny Optical Technology Group Co. Ltd.	157,500	1,165,916
Sunwoda Electronic Co. Ltd. Class A	18,900	59,303
SUPCON Technology Co. Ltd. Class A	22,030	158,363
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	11,100	37,335
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	30,995
Suzhou TFC Optical Communication Co. Ltd. Class A	7,980	114,592
SY Holdings Group Ltd.	92,500	73,476
TAL Education Group ADR (b)	123,400	1,461,056
TBEA Co. Ltd. Class A	146,900	307,290
TCL Electronics Holdings Ltd.	73,000	53,851
TCL Technology Group Corp. Class A	153,890	100,707

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	$120,458
Tencent Holdings Ltd.	1,577,700	90,305,172
Tencent Music Entertainment Group ADR	192,200	2,316,010
Theme International Holdings Ltd.	750,000	47,313
TI Fluid Systems PLC (d)	90,548	199,917
Tiangong International Co. Ltd.	104,000	28,117
Tianli International Holdings Ltd.	430,000	286,759
Tianneng Power International Ltd. (a)	78,000	79,531
Tianqi Lithium Corp. Class A	15,200	76,449
Tianshui Huatian Technology Co. Ltd. Class A	237,400	316,821
Tingyi Cayman Islands Holding Corp.	480,000	693,350
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	37,950
Tongcheng Travel Holdings Ltd.	306,400	787,350
TongFu Microelectronics Co. Ltd. Class A	89,900	294,030
Tongkun Group Co. Ltd. Class A	12,700	24,570
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	191,327
Tongwei Co. Ltd. Class A	46,800	152,664
Topsports International Holdings Ltd. (d)	463,000	205,645
Towngas Smart Energy Co. Ltd.	104,722	44,086
TravelSky Technology Ltd. Class H	209,000	311,045
Trina Solar Co. Ltd. Class A	19,751	63,272
Trip.com Group Ltd. (b)	138,200	8,735,912
Triumph New Energy Co. Ltd. Class H (a) (b)	34,000	19,873
Tsingtao Brewery Co. Ltd. Class A	9,200	102,994
Tsingtao Brewery Co. Ltd. Class H	140,000	1,095,848
Tuya, Inc. ADR	50,200	82,830
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	102,654
Unisplendour Corp. Ltd. Class A	53,180	183,430
Up Fintech Holding Ltd. ADR (a) (b)	21,800	116,412
Vipshop Holdings Ltd. ADR	86,000	1,352,780
Vnet Group, Inc. ADR (a) (b)	24,100	98,328
VSTECS Holdings Ltd.	136,000	81,941
Wanhua Chemical Group Co. Ltd. Class A	41,400	540,197
Security Description	Shares	Value
Want Want China Holdings Ltd.	1,098,000	$754,853
Weibo Corp. ADR	20,110	202,709
Weichai Power Co. Ltd. Class A	79,100	179,366
Weichai Power Co. Ltd. Class H	433,000	800,500
Weihai Guangwei Composites Co. Ltd. Class A	16,320	76,765
Weilong Delicious Global Holdings Ltd.	220,600	227,203
Weimob, Inc. (a) (b) (d)	593,000	142,763
Wens Foodstuff Group Co. Ltd. Class A	85,960	247,367
West China Cement Ltd.	262,000	38,790
Western Securities Co. Ltd. Class A	30,800	38,243
Western Superconducting Technologies Co. Ltd. Class A	6,753	44,791
Wharf Holdings Ltd. (a)	254,000	725,948
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	167,494
Wilmar International Ltd.	438,000	1,144,540
Wingtech Technology Co. Ltd. Class A	15,500	72,488
Wuhan Guide Infrared Co. Ltd. Class A	60,642	63,600
Wuliangye Yibin Co. Ltd. Class A	50,600	1,174,942
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	78,270
WuXi AppTec Co. Ltd. Class A	28,200	210,977
WuXi AppTec Co. Ltd. Class H (d)	80,403	565,176
Wuxi Biologics Cayman, Inc. (b) (d)	844,500	1,902,639
XCMG Construction Machinery Co. Ltd. Class A	112,400	124,788
XD, Inc. (a) (b)	57,400	188,439
Xiamen C & D, Inc. Class A	72,000	105,037
Xiamen Tungsten Co. Ltd. Class A	14,700	43,940
Xiaomi Corp. Class B (b) (d)	3,692,600	10,696,299
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	85,819
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	79,308
Xinte Energy Co. Ltd. Class H (a) (b)	84,800	92,251
Xinyi Energy Holdings Ltd. (a)	130,000	16,067
Xinyi Glass Holdings Ltd. (a)	355,849	424,224
Xinyi Solar Holdings Ltd.	1,067,811	580,130
XPeng, Inc. Class A (a) (b)	318,900	2,173,898
Xtep International Holdings Ltd.	289,077	224,786
Yadea Group Holdings Ltd. (a) (d)	263,870	469,480

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Yangzijiang Shipbuilding Holdings Ltd.	614,800	$1,174,930
Yankuang Energy Group Co. Ltd. Class A	126,815	302,603
Yankuang Energy Group Co. Ltd. Class H (a)	657,800	929,854
Yanlord Land Group Ltd. (b)	128,800	60,281
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	55,001
Yeahka Ltd. (b)	28,000	49,746
Yealink Network Technology Corp. Ltd. Class A	11,760	71,044
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (d)	38,800	47,654
Yifeng Pharmacy Chain Co. Ltd. Class A	11,618	42,364
Yihai International Holding Ltd.	111,000	230,074
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	50,710
Yixin Group Ltd. (d)	141,000	16,156
Yonyou Network Technology Co. Ltd. Class A (b)	51,830	85,166
Youngor Fashion Co. Ltd. Class A	208,500	240,715
YTO Express Group Co. Ltd. Class A	44,600	113,752
Yuexiu Property Co. Ltd.	397,540	325,504
Yuexiu Transport Infrastructure Ltd.	208,000	101,490
Yum China Holdings, Inc.	93,200	4,195,864
Yunnan Aluminium Co. Ltd. Class A	41,400	87,489
Yunnan Baiyao Group Co. Ltd. Class A	12,880	112,262
Yunnan Energy New Material Co. Ltd. Class A	8,000	39,105
Yunnan Yuntianhua Co. Ltd. Class A	19,100	61,759
Yutong Bus Co. Ltd. Class A	34,500	129,893
Zai Lab Ltd. (a) (b)	54,600	133,697
Zai Lab Ltd. ADR (a) (b)	17,795	429,571
Zangge Mining Co. Ltd. Class A	16,400	67,370
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	269,620
Zhaojin Mining Industry Co. Ltd. Class H (a)	450,500	799,213
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	140,100	83,476
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	91,693
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	112,747
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	122,040
Security Description	Shares	Value
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	$69,940
Zhejiang Expressway Co. Ltd. Class H	452,640	317,008
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	65,200	182,502
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	79,650
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	95,338
Zhejiang Juhua Co. Ltd. Class A	28,100	89,415
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (d)	118,400	510,640
Zhejiang NHU Co. Ltd. Class A	74,948	241,700
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	74,228
Zhejiang Supor Co. Ltd. Class A	3,800	31,774
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	72,721
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	129,049
Zheshang Securities Co. Ltd. Class A	21,700	44,680
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (d)	166,300	339,558
Zhongji Innolight Co. Ltd. Class A	13,300	294,291
Zhongjin Gold Corp. Ltd. Class A	58,800	127,705
Zhongsheng Group Holdings Ltd.	193,000	358,295
Zhongtai Securities Co. Ltd. Class A	72,500	75,829
Zhongyu Energy Holdings Ltd. (a) (b)	146,000	84,959
Zhou Hei Ya International Holdings Co. Ltd. (a) (d)	202,000	48,891
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	15,833
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	481,398
Zijin Mining Group Co. Ltd. Class A	589,700	1,528,460
Zijin Mining Group Co. Ltd. Class H	1,252,000	2,846,517
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	94,660
ZTE Corp. Class A	55,000	244,797
ZTE Corp. Class H	150,800	390,226
ZTO Express Cayman, Inc.	109,200	2,754,075
		604,376,044

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.0% (f)
Aris Mining Corp. (b)	58,400	$270,613
Bancolombia SA	71,291	618,966
Bancolombia SA ADR	5,003	156,994
Bancolombia SA Preference Shares	65,472	520,446
Cementos Argos SA	83,670	150,340
Frontera Energy Corp.	10,400	60,585
Interconexion Electrica SA ESP	116,011	474,713
		2,252,657
CYPRUS — 0.0% (f)
Atalaya Mining PLC	22,612	122,232
CZECH REPUBLIC — 0.0% (f)
CEZ AS	37,093	1,445,534
Colt CZ Group SE	2,481	70,826
Komercni Banka AS	17,471	617,060
Moneta Money Bank AS (d)	76,336	375,700
Philip Morris CR AS	128	86,678
		2,595,798
DENMARK — 2.0%
ALK-Abello AS (b)	31,176	801,862
Alm Brand AS	216,378	434,408
Ambu AS Class B (b)	43,148	847,198
AP Moller - Maersk AS Class A	703	1,141,934
AP Moller - Maersk AS Class B	1,060	1,786,900
Bavarian Nordic AS (b)	17,542	607,976
Better Collective AS (a) (b)	8,665	192,763
Cadeler AS (b)	77,402	543,809
Carlsberg AS Class B	22,603	2,699,027
cBrain AS	6,793	207,466
Cementir Holding NV	10,780	117,784
Chemometec AS	4,698	286,825
Coloplast AS Class B	29,757	3,898,102
D/S Norden AS	5,060	210,900
Danske Bank AS	162,742	4,909,426
Demant AS (b)	23,529	921,504
Dfds AS	10,740	276,077
DSV AS	41,090	8,504,667
FLSmidth & Co. AS	11,386	646,732
Genmab AS (b)	15,601	3,783,759
GN Store Nord AS (b)	31,176	698,946
H Lundbeck AS	75,388	488,704
H Lundbeck AS Class A	11,647	64,342
ISS AS	37,175	745,225
Jyske Bank AS	10,976	856,948
Matas AS	12,409	231,479
Netcompany Group AS (b) (d)	10,664	491,411
Nilfisk Holding AS (b)	3,415	74,747
NKT AS (b)	12,601	1,193,223
Novo Nordisk AS Class B	774,992	91,288,825
Novonesis (Novozymes) B Class B	88,031	6,355,049
Security Description	Shares	Value
NTG Nordic Transport Group AS Class A (b)	2,507	$108,094
Orsted AS (b) (d)	44,634	2,974,932
Pandora AS	19,407	3,203,266
Per Aarsleff Holding AS	4,610	278,829
Ringkjoebing Landbobank AS	6,310	997,584
Rockwool AS Class B	2,209	1,039,763
Royal Unibrew AS (b)	11,896	1,001,797
Scandinavian Tobacco Group AS Class A (d)	19,269	296,557
Schouw & Co. AS	3,570	311,062
Spar Nord Bank AS	22,983	439,738
Svitzer Group AS (b)	3,408	142,861
Sydbank AS	12,969	640,732
Tryg AS	82,673	1,965,487
Vestas Wind Systems AS (b)	238,273	5,274,147
Zealand Pharma AS (b)	15,737	1,915,440
		155,898,307
EGYPT — 0.0% (f)
Centamin PLC	246,860	486,754
Commercial International Bank - Egypt (CIB)	494,266	864,710
Eastern Co. SAE	280,787	151,148
EFG Holding SAE (b)	146,048	73,931
E-Finance for Digital & Financial Investments	84,459	39,834
Talaat Moustafa Group	131,579	173,532
Telecom Egypt Co.	60,241	42,119
		1,832,028
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	11,724	676,214
FINLAND — 0.7%
Cargotec OYJ Class B	10,055	588,925
Citycon OYJ (a)	19,217	89,263
Elisa OYJ	33,680	1,789,968
Finnair OYJ (a) (b)	20,643	58,806
Fortum OYJ (a)	106,232	1,754,099
Harvia OYJ	3,684	193,447
Huhtamaki OYJ	23,082	898,532
Kalmar OYJ Class B (b)	10,055	326,950
Kemira OYJ	29,134	728,986
Kempower OYJ (a) (b)	5,722	73,567
Kesko OYJ Class B	64,675	1,383,340
Kojamo OYJ (b)	32,187	369,641
Kone OYJ Class B	80,483	4,823,499
Konecranes OYJ	15,083	1,134,570
Mandatum OYJ	96,465	478,548
Marimekko OYJ	8,480	123,601
Metsa Board OYJ Class B (a)	32,480	228,008
Metso OYJ (a)	150,807	1,615,759
Neste OYJ (a)	100,178	1,948,738
Nokia OYJ (e)	1,297,700	5,683,123
Nokia OYJ (e)	12,368	53,943
Nokian Renkaat OYJ (a)	27,502	271,945
Nordea Bank Abp (e)	681,663	8,042,825

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Nordea Bank Abp (e)	78,806	$931,406
Orion OYJ Class B	25,007	1,373,684
Outokumpu OYJ (a)	95,888	388,682
Puuilo OYJ	13,810	148,809
QT Group OYJ (a) (b)	4,390	456,630
Revenio Group OYJ	3,977	154,994
Sampo OYJ Class A (e)	106,896	4,998,725
Sampo OYJ Class A (b) (e)	12,911	602,312
Stora Enso OYJ Class R (a)	137,790	1,768,477
TietoEVRY OYJ (a)	26,003	538,333
Tokmanni Group Corp. (a)	9,924	122,608
UPM-Kymmene OYJ	126,384	4,241,400
Valmet OYJ (a)	35,420	1,136,897
Wartsila OYJ Abp	119,097	2,671,657
YIT OYJ (a)	22,823	69,792
		52,264,489
FRANCE — 5.3%
Abivax SA (b)	7,813	88,592
Accor SA	50,598	2,202,327
Aeroports de Paris SA	7,822	1,006,540
Air France-KLM (b)	23,525	236,768
Air Liquide SA	140,247	27,119,123
Airbus SE	145,202	21,264,559
Alstom SA (b)	79,754	1,658,692
Altarea SCA REIT	716	85,982
Alten SA	6,742	753,194
Amundi SA (d)	13,976	1,045,840
Antin Infrastructure Partners SA	8,410	112,256
Arkema SA	13,481	1,286,388
Aubay	1,140	56,045
AXA SA	444,931	17,146,402
Beneteau SACA	8,515	92,371
BioMerieux	9,355	1,123,414
BNP Paribas SA	246,085	16,904,291
Bollore SE	180,061	1,202,728
Bouygues SA	44,223	1,483,614
Bureau Veritas SA	75,415	2,506,491
Capgemini SE	37,618	8,142,715
Carmila SA REIT	16,368	326,258
Carrefour SA	134,634	2,300,455
Casino Guichard Perrachon SA (b)	26,031	87,156
Cie de Saint-Gobain SA	108,225	9,870,512
Cie des Alpes	3,159	50,064
Cie Generale des Etablissements Michelin SCA	165,238	6,723,731
Coface SA	21,848	358,193
Covivio SA REIT	12,379	753,640
Credit Agricole SA	256,618	3,930,821
Danone SA	154,899	11,295,657
Dassault Aviation SA	4,929	1,017,687
Dassault Systemes SE	162,877	6,476,783
Derichebourg SA	21,744	128,011
Edenred SE	59,261	2,250,023
Security Description	Shares	Value
Eiffage SA	16,892	$1,633,365
Elior Group SA (b) (d)	27,606	111,962
Elis SA	52,344	1,094,763
Emeis SA (b)	17,828	111,920
Engie SA	454,412	7,868,380
Equasens	1,458	83,313
Eramet SA	1,844	145,706
Esker SA	1,312	387,443
EssilorLuxottica SA	72,834	17,281,490
Esso SA Francaise	598	78,486
Etablissements Maurel et Prom SA	19,383	102,062
Eurazeo SE	10,839	892,144
Eutelsat Communications SACA (b)	35,649	158,826
Exclusive Networks SA (b)	2,970	78,392
Fnac Darty SA	3,252	112,511
Forvia SE (e)	28,475	293,262
Forvia SE (a) (e)	5,581	56,967
Gaztransport Et Technigaz SA	7,954	1,124,724
Gecina SA REIT	10,771	1,242,969
Getlink SE	88,598	1,584,055
Hermes International SCA	7,618	18,755,568
ICADE REIT	6,427	190,368
ID Logistics Group SACA (b)	626	264,787
Imerys SA	7,600	252,593
Interparfums SA	4,745	240,158
Ipsen SA	8,577	1,057,746
IPSOS SA	8,842	557,055
JCDecaux SE (b)	14,542	326,215
Kaufman & Broad SA	1,893	65,810
Kering SA	18,139	5,199,681
Klepierre SA REIT	48,584	1,596,301
La Francaise des Jeux SAEM (d)	26,282	1,083,525
Legrand SA	64,186	7,399,875
LISI SA	3,302	97,658
L'Oreal SA	58,723	26,349,480
LVMH Moet Hennessy Louis Vuitton SE	66,828	51,350,675
Manitou BF SA	1,060	22,028
Mercialys SA REIT	19,512	263,930
Mersen SA	4,122	130,650
Metropole Television SA	3,965	53,898
Neoen SA (d)	16,263	707,863
Nexans SA	7,272	1,068,055
Nexity SA (b)	9,699	127,513
Opmobility	11,639	116,518
Orange SA	442,116	5,074,862
OVH Groupe SAS (b)	7,750	58,816
Pernod Ricard SA	48,557	7,348,442
Peugeot Invest SA	1,682	143,606
Pierre Et Vacances SA (b)	161,476	254,104
Planisware SA (b)	4,180	129,806
Publicis Groupe SA	55,805	6,116,012
Quadient SA	11,950	224,325

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Remy Cointreau SA	5,208	$405,995
Renault SA	45,640	1,986,015
Rexel SA	52,574	1,523,796
Rubis SCA	22,138	605,819
Safran SA	83,629	19,702,843
Sartorius Stedim Biotech	8,088	1,694,747
SCOR SE	34,669	776,168
SEB SA	5,623	643,244
Seche Environnement SACA	2,725	272,191
Societe BIC SA	5,024	338,665
Societe Generale SA	171,591	4,280,118
Sodexo SA	21,007	1,726,715
SOITEC (b)	6,126	612,588
Sopra Steria Group	3,480	731,718
SPIE SA	31,953	1,223,178
Technip Energies NV	34,572	834,188
Teleperformance SE	13,450	1,396,011
Television Francaise 1 SA	9,694	86,281
Thales SA	22,438	3,569,728
TotalEnergies SE	522,840	34,135,669
Trigano SA	1,834	236,205
Ubisoft Entertainment SA (b)	20,638	232,634
Unibail-Rodamco-Westfield CDI	34,100	151,404
Unibail-Rodamco-Westfield REIT (b)	25,457	2,233,128
Valeo SE	52,276	631,267
Vallourec SACA (b)	43,266	655,979
Valneva SE (b)	27,004	80,227
Veolia Environnement SA	168,681	5,557,331
Verallia SA (d)	16,702	489,866
Vicat SACA	3,900	153,647
Vinci SA	122,789	14,382,211
Virbac SACA	919	392,824
Vivendi SE	167,159	1,936,470
Voltalia SA (b)	7,058	67,743
VusionGroup	1,723	296,135
Wavestone	2,248	139,243
Wendel SE	5,925	607,036
Worldline SA (b) (d)	55,280	403,364
		427,350,377
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	7,796	384,301
TBC Bank Group PLC	12,008	426,833
		811,134
GERMANY — 5.1%
1&1 AG	6,659	101,518
About You Holding SE (b)	5,000	18,108
Adesso SE	472	35,873
adidas AG	38,989	10,351,905
Adtran Networks SE	3,390	73,398
AIXTRON SE	27,546	490,500
Allianz SE	95,401	31,409,331
Amadeus Fire AG	2,182	225,258
Aroundtown SA (b)	196,392	618,755
Security Description	Shares	Value
Atoss Software SE	1,586	$229,753
Aurubis AG (a)	7,155	525,835
Auto1 Group SE (b) (d)	25,067	283,957
BASF SE	214,294	11,373,390
Bayer AG	238,261	8,063,759
Bayerische Motoren Werke AG	77,221	6,823,932
Bayerische Motoren Werke AG Preference Shares	14,010	1,161,745
BayWa AG (a) (b)	2,500	35,602
Bechtle AG	18,495	828,131
Beiersdorf AG	23,934	3,610,066
Bilfinger SE	5,632	304,223
Borussia Dortmund GmbH & Co. KGaA (b)	15,463	63,076
Brenntag SE	32,252	2,410,935
CANCOM SE	8,623	270,811
Carl Zeiss Meditec AG	8,994	714,186
Ceconomy AG (b)	43,948	159,995
Cewe Stiftung & Co. KGaA	1,205	142,553
Commerzbank AG	250,303	4,616,271
CompuGroup Medical SE & Co. KGaA	5,359	85,049
Continental AG	26,119	1,694,788
Covestro AG (b) (d)	44,875	2,801,629
CTS Eventim AG & Co. KGaA	14,816	1,543,580
CureVac NV (b)	19,663	60,656
Daimler Truck Holding AG	131,019	4,917,506
Datagroup SE	430	20,468
Dermapharm Holding SE	3,546	138,315
Deutsche Bank AG	460,357	7,962,586
Deutsche Boerse AG	45,793	10,768,306
Deutsche Lufthansa AG	136,030	998,951
Deutsche Pfandbriefbank AG (b) (d)	26,908	179,283
Deutsche Post AG	251,701	11,244,866
Deutsche Telekom AG	851,364	25,074,855
Deutz AG	27,770	139,405
Douglas AG (b)	5,310	122,080
Dr. Ing hc F Porsche AG Preference Shares (d)	27,038	2,157,567
Draegerwerk AG & Co. KGaA Preference Shares	2,641	138,090
Duerr AG	11,815	290,886
E.ON SE	544,290	8,112,561
Eckert & Ziegler SE	2,965	148,380
Einhell Germany AG Preference Shares	1,161	75,671
Elmos Semiconductor SE	2,710	199,919
Encavis AG (b)	26,086	506,571
Energiekontor AG	1,621	103,120
Evonik Industries AG	59,426	1,392,770
Evotec SE (b)	36,261	260,014
Fielmann Group AG	5,027	260,322
flatexDEGIRO AG	25,766	369,660
Formycon AG (b)	1,736	105,592
Fraport AG Frankfurt Airport Services Worldwide (b)	7,846	438,264

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Freenet AG	27,493	$819,865
Fresenius Medical Care AG	55,252	2,354,948
Fresenius SE & Co. KGaA (b)	100,300	3,831,701
FUCHS SE Preference Shares	17,927	871,924
GEA Group AG	38,363	1,882,149
Gerresheimer AG	7,938	708,737
GFT Technologies SE	2,760	72,079
Grand City Properties SA (b)	19,669	277,468
Grenke AG	5,049	134,957
Hamborner REIT AG	13,775	101,773
Hamburger Hafen und Logistik AG	4,874	91,168
Hannover Rueck SE	14,317	4,092,092
Heidelberg Materials AG	32,422	3,531,615
HelloFresh SE (b)	32,633	334,919
Henkel AG & Co. KGaA	27,936	2,380,439
Henkel AG & Co. KGaA Preference Shares	40,187	3,785,400
Hensoldt AG	18,541	609,607
Hornbach Holding AG & Co. KGaA	5,022	494,344
HUGO BOSS AG	14,058	644,679
Hypoport SE (b)	1,033	340,561
Infineon Technologies AG	322,536	11,324,542
IONOS Group SE (b)	4,158	103,948
Jenoptik AG	11,318	348,628
JOST Werke SE (d)	3,047	156,428
Jungheinrich AG Preference Shares	10,101	305,053
K&S AG	49,623	637,444
KION Group AG	16,487	649,715
Kloeckner & Co. SE	12,637	72,774
Knaus Tabbert AG	831	28,472
Knorr-Bremse AG	16,672	1,485,752
Krones AG	3,013	433,783
Lanxess AG	21,798	690,419
LEG Immobilien SE	17,533	1,835,060
MBB SE	463	51,983
Mercedes-Benz Group AG	191,914	12,431,336
Merck KGaA	31,615	5,574,861
METRO AG	29,607	160,754
Montana Aerospace AG (b) (d)	12,479	299,567
MTU Aero Engines AG	12,780	3,993,674
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,566	17,965,478
Mutares SE & Co. KGaA	2,857	66,960
Nagarro SE (b)	1,607	159,172
Nemetschek SE	13,712	1,423,205
Nordex SE (b)	32,951	511,908
Norma Group SE	5,838	97,472
Northern Data AG (b)	2,383	67,951
Patrizia SE	12,942	128,840
Pfeiffer Vacuum Technology AG	891	153,933
PNE AG (a)	8,549	113,158
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	36,357	$1,666,872
ProSiebenSat.1 Media SE	32,636	211,984
Puma SE	24,004	1,004,613
Rational AG	1,163	1,187,639
RENK Group AG (a)	6,942	171,997
Rheinmetall AG	10,637	5,774,262
RWE AG	154,407	5,631,613
SAF-Holland SE	8,936	166,550
Salzgitter AG	5,203	95,290
SAP SE	253,430	57,812,622
Sartorius AG Preference Shares	7,167	2,017,280
Schaeffler AG Preference Shares	26,533	137,223
Schott Pharma AG & Co. KGaA	8,414	287,911
Scout24 SE (d)	20,917	1,803,357
Secunet Security Networks AG	245	25,156
SGL Carbon SE (b)	9,210	55,300
Siemens AG	183,990	37,236,734
Siemens Energy AG (b)	155,807	5,750,491
Siemens Healthineers AG (d)	66,957	4,024,817
Siltronic AG	4,127	314,816
Sirius Real Estate Ltd. REIT	359,467	470,599
Sixt SE	2,955	216,344
Sixt SE Preference Shares	3,317	193,611
SMA Solar Technology AG	3,081	62,066
Softwareone Holding AG	27,577	488,413
Stabilus SE	5,052	206,925
Steico SE (b)	1,042	28,666
STO SE & Co. KGaA Preference Shares	608	82,784
STRATEC SE	1,583	77,823
Stroeer SE & Co. KGaA	7,291	467,478
Suedzucker AG	16,363	205,995
SUSS MicroTec SE	4,539	348,017
Symrise AG	31,528	4,366,686
TAG Immobilien AG (b)	46,868	868,820
Takkt AG	5,349	57,966
Talanx AG	14,678	1,238,433
TeamViewer SE (b) (d)	31,648	403,363
thyssenkrupp AG	113,230	439,137
Thyssenkrupp Nucera AG & Co. KGaA (b) (d)	5,380	56,171
TUI AG (b)	103,851	792,776
United Internet AG	31,049	640,027
Verbio SE	4,111	85,659
Volkswagen AG Preference Shares	50,278	5,339,692
Vonovia SE	179,333	6,550,734
Vossloh AG	1,786	97,670
Wacker Chemie AG	4,947	489,169
Wacker Neuson SE	5,915	98,097
Wuestenrot & Wuerttembergische AG	3,780	51,805

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Zalando SE (b) (d)	53,237	$1,759,877
		407,448,601
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	267,762	76,789
GREECE — 0.1%
Aegean Airlines SA	8,153	99,454
Alpha Services & Holdings SA	652,497	1,134,566
Athens International Airport SA	38,237	326,203
Athens Water Supply & Sewage Co. SA	4,435	28,411
Autohellas Tourist & Trading SA	3,851	47,105
Ellaktor SA	19,657	42,911
Eurobank Ergasias Services & Holdings SA Class A	597,898	1,373,271
FF Group (b) (c)	122	—
GEK TERNA SA	12,845	253,168
Hellenic Telecommunications Organization SA	41,430	716,226
HELLENiQ ENERGY Holdings SA	20,706	161,416
Holding Co. ADMIE IPTO SA	31,100	82,087
Intrakat Technical & Energy Projects SA (b)	10,875	59,472
Intralot SA-Integrated Information Systems & Gaming Services (b)	61,387	76,869
Jumbo SA	26,579	762,352
LAMDA Development SA (b)	12,062	100,829
Metlen Energy & Metals SA	22,587	891,867
Motor Oil Hellas Corinth Refineries SA	15,114	358,613
National Bank of Greece SA	175,576	1,504,125
OPAP SA	41,301	735,660
Optima bank SA	13,669	198,014
Piraeus Financial Holdings SA	240,004	1,024,819
Public Power Corp. SA	47,658	640,392
Sarantis SA	9,794	118,925
Terna Energy SA	12,002	261,333
		10,998,088
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (b)	20,103	546,969
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust Ltd. REIT	140,782	179,774
HONG KONG — 1.2%
AIA Group Ltd.	2,668,400	23,927,140
Alibaba Pictures Group Ltd. (b)	1,680,000	110,306
ASMPT Ltd.	71,900	879,369
Bank of East Asia Ltd.	227,525	292,919
Cafe de Coral Holdings Ltd.	166,000	185,929
Canvest Environmental Protection Group Co. Ltd.	88,000	50,642
Security Description	Shares	Value
China Common Rich Renewable Energy Investments Ltd. (b) (c)	68,000	$—
China Huishan Dairy Holdings Co. Ltd. (b) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
Citychamp Watch & Jewellery Group Ltd. (b)	286,000	38,293
CK Asset Holdings Ltd.	451,181	1,986,532
CK Infrastructure Holdings Ltd.	216,500	1,482,819
CLP Holdings Ltd.	390,000	3,456,904
Concord New Energy Group Ltd.	2,790,000	204,738
Cowell e Holdings, Inc. (a) (b)	46,000	134,136
Dah Sing Banking Group Ltd.	110,000	98,706
Dah Sing Financial Holdings Ltd.	43,600	138,925
Digital China Holdings Ltd.	68,000	25,913
Fenbi Ltd. (b)	86,000	36,869
Fortune Real Estate Investment Trust	345,000	196,318
Futu Holdings Ltd. ADR (b)	16,100	1,539,965
Grand Pharmaceutical Group Ltd.	130,000	87,029
Guotai Junan International Holdings Ltd.	757,000	128,644
Gushengtang Holdings Ltd.	28,800	167,220
Hang Lung Properties Ltd.	389,288	380,392
Hang Seng Bank Ltd.	181,600	2,285,343
Henderson Land Development Co. Ltd.	350,466	1,118,964
HKBN Ltd.	114,000	45,497
HKT Trust & HKT Ltd. Stapled Security	856,000	1,096,518
Hong Kong & China Gas Co. Ltd.	2,642,101	2,176,948
Hong Kong Exchanges & Clearing Ltd.	285,961	12,009,073
Hongkong Land Holdings Ltd.	254,700	934,749
Huabao International Holdings Ltd.	211,000	71,714
Hutchison Port Holdings Trust Stapled Security	883,800	133,454
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	43,654
Hysan Development Co. Ltd.	566,000	979,342
Jardine Matheson Holdings Ltd.	37,500	1,464,750
Johnson Electric Holdings Ltd.	88,968	131,949
Kerry Properties Ltd.	131,500	280,353
Kingboard Laminates Holdings Ltd.	158,500	152,633
Link REIT	606,407	3,064,239
LK Technology Holdings Ltd. (a)	107,500	50,100
Luk Fook Holdings International Ltd. (a)	83,000	178,876

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Man Wah Holdings Ltd. (a)	322,000	$267,798
Melco International Development Ltd. (a) (b)	139,000	92,518
Melco Resorts & Entertainment Ltd. ADR (b)	52,930	412,325
MTR Corp. Ltd.	559,692	2,114,832
New World Development Co. Ltd. (a)	356,581	443,001
Nine Dragons Paper Holdings Ltd. (b)	242,000	128,672
NWS Holdings Ltd.	284,968	294,231
Orient Overseas International Ltd.	33,000	469,031
Pacific Basin Shipping Ltd.	1,197,000	380,636
PAX Global Technology Ltd.	158,000	105,774
PCCW Ltd.	917,471	504,358
Power Assets Holdings Ltd.	329,000	2,109,327
Prudential PLC	712,443	6,637,840
Realord Group Holdings Ltd. (a) (b)	46,000	31,387
Sanergy Group Ltd. (b)	38,000	2,373
Sino Biopharmaceutical Ltd.	2,258,000	1,084,305
Sino Land Co. Ltd.	923,974	1,014,676
Skyworth Group Ltd.	136,807	61,997
SmarTone Telecommunications Holdings Ltd.	38,500	20,520
SSY Group Ltd.	204,000	112,932
Stella International Holdings Ltd.	126,500	239,076
Sun Hung Kai Properties Ltd.	342,000	3,766,733
SUNeVision Holdings Ltd. (a)	101,000	49,411
Super Hi International Holding Ltd. (a) (b)	31,000	56,433
Swire Pacific Ltd. Class A	100,500	859,118
Techtronic Industries Co. Ltd.	324,500	4,933,820
United Energy Group Ltd. (a)	1,826,000	90,507
United Laboratories International Holdings Ltd.	228,000	296,466
Vitasoy International Holdings Ltd.	190,000	135,269
Viva Goods Company Ltd.	528,000	39,426
VTech Holdings Ltd.	59,300	414,546
Wasion Holdings Ltd.	300,000	248,342
WH Group Ltd. (d)	1,925,702	1,527,174
Wharf Real Estate Investment Co. Ltd.	397,000	1,405,536
Yue Yuen Industrial Holdings Ltd.	191,500	365,865
Yuexiu Real Estate Investment Trust (a)	571,646	86,842
		92,570,961
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	193,395
MOL Hungarian Oil & Gas PLC	109,480	820,823
OTP Bank Nyrt	54,239	2,844,149
Security Description	Shares	Value
Richter Gedeon Nyrt	33,758	$1,042,566
		4,900,933
INDIA — 6.1%
360 ONE WAM Ltd.	24,904	308,948
3M India Ltd.	571	230,536
Aarti Drugs Ltd.	780	4,777
Aarti Industries Ltd.	40,656	282,817
Aarti Pharmalabs Ltd.	7,697	58,480
Aavas Financiers Ltd. (b)	9,773	211,837
ABB India Ltd.	12,843	1,234,473
Action Construction Equipment Ltd.	7,575	125,533
Adani Enterprises Ltd.	50,947	1,906,441
Adani Green Energy Ltd. (b)	78,218	1,775,933
Adani Ports & Special Economic Zone Ltd.	122,187	2,111,558
Adani Power Ltd. (b)	178,480	1,397,469
Aditya Birla Fashion & Retail Ltd. (b)	76,383	318,288
Aditya Birla Real Estate Ltd.	10,983	373,528
Aditya Vision Ltd. (d)	16,722	99,273
Advanced Enzyme Technologies Ltd.	14,465	86,806
Aegis Logistics Ltd.	34,324	312,905
Aether Industries Ltd. (b)	6,195	68,831
Affle India Ltd. (b)	11,294	214,071
AGI Greenpac Ltd.	4,288	49,145
Ahluwalia Contracts India Ltd.	19,094	261,069
AIA Engineering Ltd.	9,606	497,074
Ajanta Pharma Ltd.	10,636	406,345
Akzo Nobel India Ltd.	1,862	83,845
Alembic Pharmaceuticals Ltd.	7,522	108,206
Alkyl Amines Chemicals	4,612	126,209
Allcargo Logistics Ltd.	42,480	32,975
Alok Industries Ltd. (b)	359,427	113,788
Amara Raja Energy & Mobility Ltd.	23,540	400,553
Amber Enterprises India Ltd. (b)	3,821	219,276
Ambuja Cements Ltd.	201,569	1,521,486
Anand Rathi Wealth Ltd.	3,535	165,584
Anant Raj Ltd.	33,707	283,328
Angel One Ltd.	10,400	317,915
Anupam Rasayan India Ltd.	4,390	38,606
Apar Industries Ltd.	4,746	539,643
APL Apollo Tubes Ltd.	49,903	943,349
Apollo Hospitals Enterprise Ltd.	22,702	1,950,270
Apollo Tyres Ltd.	67,212	439,398
Aptus Value Housing Finance India Ltd.	27,028	115,335
Archean Chemical Industries Ltd.	11,740	101,119
Arvind Fashions Ltd.	8,117	57,404
Arvind Ltd.	14,620	64,699
Asahi India Glass Ltd.	8,757	82,495

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ashok Leyland Ltd.	337,408	$947,788
Ashoka Buildcon Ltd. (b)	35,842	97,781
Asian Paints Ltd.	101,805	4,044,319
Aster DM Healthcare Ltd. (d)	58,145	288,015
Astra Microwave Products Ltd.	18,767	188,227
Astral Ltd.	31,348	744,242
AstraZeneca Pharma India Ltd.	1,288	122,497
Atul Ltd.	3,871	355,226
AU Small Finance Bank Ltd. (d)	84,209	743,802
AurionPro Solutions Ltd.	5,145	100,516
Aurobindo Pharma Ltd.	60,612	1,056,499
Avanti Feeds Ltd.	15,964	119,728
Avenue Supermarts Ltd. (b) (d)	37,617	2,287,645
Axis Bank Ltd.	538,925	7,924,266
Azad Engineering Ltd. (b)	6,010	104,653
Bajaj Auto Ltd.	18,767	2,764,833
Bajaj Electricals Ltd.	14,427	167,380
Bajaj Finance Ltd.	69,868	6,422,257
Bajaj Finserv Ltd.	88,597	2,086,333
Bajaj Holdings & Investment Ltd.	5,484	686,779
Balaji Amines Ltd.	1,401	38,235
Balkrishna Industries Ltd.	16,997	618,647
Balrampur Chini Mills Ltd.	48,159	372,911
Bandhan Bank Ltd. (d)	178,088	422,347
Bank of Baroda	273,926	809,998
BASF India Ltd.	5,048	444,871
Bata India Ltd.	15,134	260,001
Bayer CropScience Ltd.	2,859	218,748
BEML Ltd.	2,700	118,832
Bharat Bijlee Ltd.	1,572	88,356
Bharat Dynamics Ltd.	23,134	320,227
Bharat Electronics Ltd.	862,351	2,933,802
Bharat Forge Ltd.	57,290	1,036,810
Bharat Heavy Electricals Ltd.	235,895	787,337
Bharat Petroleum Corp. Ltd.	357,188	1,576,846
Bharti Airtel Ltd.	626,188	12,774,269
Bikaji Foods International Ltd.	20,835	229,157
Biocon Ltd.	155,067	671,885
Birla Corp. Ltd.	3,296	49,860
Birlasoft Ltd.	30,216	217,026
BLS International Services Ltd.	24,283	106,418
Blue Dart Express Ltd.	2,241	219,409
Blue Star Ltd.	27,610	679,927
Bombay Burmah Trading Co.	6,225	213,010
Borosil Renewables Ltd. (b)	17,601	103,273
Bosch Ltd.	2,000	899,244
Brigade Enterprises Ltd.	24,466	413,712
Britannia Industries Ltd.	32,006	2,420,714
Brookfield India Real Estate Trust REIT (d)	45,270	154,045
BSE Ltd.	14,073	618,775
Campus Activewear Ltd. (b)	34,776	141,052
Security Description	Shares	Value
Can Fin Homes Ltd.	16,939	$180,353
Canara Bank	594,342	789,584
Caplin Point Laboratories Ltd.	3,390	76,778
Carborundum Universal Ltd.	26,411	472,239
Castrol India Ltd.	124,256	364,459
CCL Products India Ltd.	16,929	142,228
CE Info Systems Ltd.	4,160	107,724
Ceat Ltd.	4,931	185,633
Cello World Ltd.	30,000	327,060
Central Depository Services India Ltd.	18,610	319,141
Century Plyboards India Ltd.	8,003	84,904
Cera Sanitaryware Ltd.	1,151	111,119
CESC Ltd.	147,320	354,090
CG Power & Industrial Solutions Ltd.	136,853	1,239,579
Chalet Hotels Ltd. (b)	20,715	217,492
Chambal Fertilisers & Chemicals Ltd.	42,504	268,537
Chemplast Sanmar Ltd. (b)	18,532	113,722
Chennai Petroleum Corp. Ltd.	14,824	165,299
Cholamandalam Financial Holdings Ltd.	22,915	558,839
Cholamandalam Investment & Finance Co. Ltd.	123,156	2,363,149
CIE Automotive India Ltd.	24,860	165,355
Cipla Ltd.	121,329	2,394,837
City Union Bank Ltd.	109,083	213,386
Clean Science & Technology Ltd.	5,682	106,892
CMS Info Systems Ltd.	16,368	116,840
Coal India Ltd.	418,676	2,548,740
Coforge Ltd.	17,744	1,485,657
Colgate-Palmolive India Ltd.	40,980	1,860,454
Computer Age Management Services Ltd.	9,859	518,719
Concord Biotech Ltd.	8,583	208,176
Container Corp. of India Ltd.	73,454	804,914
Coromandel International Ltd.	24,937	498,331
Craftsman Automation Ltd.	1,513	116,896
CreditAccess Grameen Ltd.	11,804	168,690
CRISIL Ltd.	3,874	215,540
Crompton Greaves Consumer Electricals Ltd.	158,563	787,600
Cummins India Ltd.	32,069	1,456,496
Cyient Ltd.	29,605	664,424
Dabur India Ltd.	155,395	1,159,326
Data Patterns India Ltd.	3,976	109,870
DCB Bank Ltd.	61,502	90,065
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	191,605
Deepak Nitrite Ltd.	11,783	408,757
Delhivery Ltd. (b)	141,340	716,809
Devyani International Ltd. (b)	73,359	171,367
Divi's Laboratories Ltd.	28,271	1,836,356
Dixon Technologies India Ltd.	7,085	1,166,974
DLF Ltd.	164,043	1,752,278

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Doms Industries Ltd.	4,257	$137,182
Dr. Lal PathLabs Ltd. (d)	7,802	307,485
Dr. Reddy's Laboratories Ltd.	27,551	2,219,696
Easy Trip Planners Ltd.	119,335	48,445
eClerx Services Ltd.	5,092	182,778
Edelweiss Financial Services Ltd.	131,214	222,419
Eicher Motors Ltd.	32,462	1,947,013
EID Parry India Ltd.	22,968	235,090
EIH Ltd.	39,305	177,480
Elecon Engineering Co. Ltd.	16,652	139,106
Electrosteel Castings Ltd.	67,672	170,760
Elgi Equipments Ltd.	42,308	343,154
Emami Ltd.	51,808	473,684
Embassy Office Parks REIT	192,648	896,352
eMudhra Ltd.	10,643	111,763
Endurance Technologies Ltd. (d)	7,581	217,182
Engineers India Ltd.	51,740	130,713
Epigral Ltd.	4,488	122,441
EPL Ltd.	55,375	171,448
Equinox India Developments Ltd. (b)	79,569	120,823
Equitas Small Finance Bank Ltd. (d)	93,926	86,538
Eris Lifesciences Ltd. (b) (d)	13,798	219,431
ESAB India Ltd.	1,292	95,307
Exide Industries Ltd.	109,934	659,266
FDC Ltd. (b)	14,730	94,838
Federal Bank Ltd.	416,011	976,618
Fine Organic Industries Ltd.	2,063	129,103
Fineotex Chemical Ltd.	22,371	108,209
Finolex Cables Ltd.	12,388	208,804
Finolex Industries Ltd.	49,960	166,123
Firstsource Solutions Ltd.	73,940	274,536
Five-Star Business Finance Ltd. (b)	21,524	200,404
Force Motors Ltd.	785	70,084
Fortis Healthcare Ltd.	107,886	791,882
Fusion Finance Ltd. (b)	40,000	117,683
G R Infraprojects Ltd. (b)	4,337	87,619
Gabriel India Ltd.	10,163	62,529
GAIL India Ltd.	507,264	1,454,518
GAIL India Ltd. GDR	2,133	35,834
Galaxy Surfactants Ltd.	4,286	152,468
Garden Reach Shipbuilders & Engineers Ltd.	7,578	155,749
Garware Hi-Tech Films Ltd.	2,686	123,777
Garware Technical Fibres Ltd.	2,402	116,392
Gateway Distriparks Ltd.	193,785	211,195
GE T&D India Ltd.	14,811	297,099
Genus Power Infrastructures Ltd.	13,587	64,586
GHCL Ltd.	17,282	140,626
Gillette India Ltd.	1,538	155,605
Gland Pharma Ltd. (d)	9,193	197,010
Security Description	Shares	Value
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	$457,346
Glenmark Pharmaceuticals Ltd.	29,912	597,339
Global Health Ltd. (b)	18,187	221,919
GMM Pfaudler Ltd.	9,623	164,243
GMR Airports Infrastructure Ltd. (b)	532,807	598,032
GMR Power & Urban Infra Ltd. (b)	63,291	120,614
Go Digit General Insurance Ltd. (b)	91,903	413,119
Go Fashion India Ltd. (b)	5,755	95,142
Godawari Power & Ispat Ltd.	10,088	133,622
Godfrey Phillips India Ltd.	2,050	170,691
Godrej Consumer Products Ltd.	92,887	1,544,473
Godrej Industries Ltd. (b)	10,074	148,523
Godrej Properties Ltd. (b)	26,526	1,000,550
Gokaldas Exports Ltd. (b)	9,033	104,584
Granules India Ltd.	35,288	235,222
Graphite India Ltd.	21,792	153,556
Grasim Industries Ltd.	58,247	1,943,078
Gravita India Ltd.	7,983	233,680
Great Eastern Shipping Co. Ltd.	21,188	303,530
Greenpanel Industries Ltd.	9,124	42,266
Grindwell Norton Ltd.	8,986	257,942
Gujarat Alkalies & Chemicals Ltd.	5,525	54,906
Gujarat Ambuja Exports Ltd.	32,996	50,241
Gujarat Fluorochemicals Ltd.	6,008	306,350
Gujarat Gas Ltd.	56,712	418,499
Gujarat Mineral Development Corp. Ltd.	16,654	71,474
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	139,395
Gujarat Pipavav Port Ltd.	38,312	100,606
Gujarat State Fertilizers & Chemicals Ltd.	54,769	142,626
Gujarat State Petronet Ltd.	68,783	348,876
Gulf Oil Lubricants India Ltd.	6,360	105,037
Happiest Minds Technologies Ltd.	62,461	602,538
Happy Forgings Ltd.	10,380	146,922
Havells India Ltd.	55,782	1,339,880
HBL Power Systems Ltd.	36,431	262,556
HCL Technologies Ltd.	224,096	4,803,017
HDFC Asset Management Co. Ltd. (d)	21,694	1,112,979
HDFC Bank Ltd.	1,037,265	21,438,759
HDFC Life Insurance Co. Ltd. (d)	215,121	1,843,133
HealthCare Global Enterprises Ltd. (b)	45,794	229,076
HEG Ltd.	3,776	111,726
HeidelbergCement India Ltd.	37,912	100,474

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Hemisphere Properties India Ltd. (b)	27,192	$64,754
Heritage Foods Ltd.	15,060	113,443
Hero MotoCorp Ltd.	28,665	1,953,980
HFCL Ltd.	142,338	252,043
Hikal Ltd.	25,641	113,899
Himadri Speciality Chemical Ltd.	53,420	421,776
Hindalco Industries Ltd.	307,535	2,775,113
Hinduja Global Solutions Ltd.	7,000	67,890
Hindustan Aeronautics Ltd.	46,392	2,447,252
Hindustan Construction Co. Ltd. (b)	341,621	171,338
Hindustan Copper Ltd.	78,195	320,893
Hindustan Petroleum Corp. Ltd.	219,571	1,154,303
Hindustan Unilever Ltd.	198,498	7,007,254
Hitachi Energy India Ltd.	2,802	486,340
Home First Finance Co. India Ltd. (d)	7,472	105,783
Honasa Consumer Ltd. (b)	41,484	227,119
ICICI Bank Ltd.	1,144,730	17,389,255
ICICI Bank Ltd. ADR	61,022	1,821,507
ICICI Lombard General Insurance Co. Ltd. (d)	55,904	1,450,547
ICICI Prudential Life Insurance Co. Ltd. (d)	84,256	784,384
ICICI Securities Ltd. (d)	17,119	178,317
ICRA Ltd.	1,500	129,551
IDFC First Bank Ltd. (b)	848,930	753,186
IDFC Ltd.	302,285	408,656
IFCI Ltd. (b)	143,583	113,254
IIFL Finance Ltd.	77,886	430,133
IIFL Securities Ltd.	29,851	122,911
India Cements Ltd. (b)	20,093	87,684
IndiaMart InterMesh Ltd. (d)	6,304	222,051
Indian Energy Exchange Ltd. (d)	81,444	198,534
Indian Hotels Co. Ltd.	197,608	1,614,561
Indian Oil Corp. Ltd.	667,401	1,434,731
Indian Railway Catering & Tourism Corp. Ltd.	63,341	701,843
Indigo Paints Ltd.	8,191	142,627
Indraprastha Gas Ltd.	69,621	464,036
Indus Towers Ltd. (b)	280,520	1,314,039
IndusInd Bank Ltd.	61,811	1,067,736
Infibeam Avenues Ltd.	178,156	59,037
Info Edge India Ltd.	15,794	1,526,737
Infosys Ltd.	720,682	16,129,964
Infosys Ltd. ADR (a)	70,069	1,560,437
Ingersoll Rand India Ltd.	1,826	90,395
Inox Green Energy Services Ltd. (b)	40,650	100,910
Inox Wind Energy Ltd. (b)	704	106,961
Inox Wind Ltd. (b)	182,254	516,480
Intellect Design Arena Ltd.	15,544	178,457
InterGlobe Aviation Ltd. (b) (d)	40,159	2,294,228
Security Description	Shares	Value
ION Exchange India Ltd.	14,879	$113,357
Ipca Laboratories Ltd.	33,404	597,157
IRB Infrastructure Developers Ltd.	304,187	221,639
IRCON International Ltd. (d)	48,823	132,805
ITC Ltd.	706,969	4,371,247
J Kumar Infraprojects Ltd.	9,945	94,126
Jai Balaji Industries Ltd. (b)	11,726	146,895
Jai Corp. Ltd.	12,329	54,339
Jaiprakash Associates Ltd. (b)	283,462	21,648
Jaiprakash Power Ventures Ltd. (b)	619,202	134,774
Jammu & Kashmir Bank Ltd.	101,914	130,407
Jamna Auto Industries Ltd.	45,141	63,428
JB Chemicals & Pharmaceuticals Ltd.	14,130	316,150
JBM Auto Ltd.	4,369	93,776
Jindal Saw Ltd.	22,560	200,103
Jindal Stainless Ltd.	87,428	824,711
Jindal Steel & Power Ltd.	83,402	1,034,697
Jio Financial Services Ltd. (b)	696,992	2,916,011
JK Cement Ltd.	6,371	353,007
JK Lakshmi Cement Ltd.	11,934	109,882
JK Paper Ltd.	22,191	118,898
JK Tyre & Industries Ltd.	18,272	93,899
JM Financial Ltd.	51,311	92,230
JSW Energy Ltd.	92,195	806,474
JSW Steel Ltd.	145,575	1,789,347
Jubilant Foodworks Ltd.	91,436	744,025
Jubilant Ingrevia Ltd.	24,429	226,096
Jubilant Pharmova Ltd.	16,358	224,636
Jupiter Life Line Hospitals Ltd.	10,000	168,649
Jupiter Wagons Ltd.	21,175	129,651
Just Dial Ltd. (b)	11,761	162,041
Jyothy Labs Ltd.	61,772	411,316
Kajaria Ceramics Ltd.	23,178	405,443
Kalpataru Projects International Ltd.	20,665	337,158
Kalyan Jewellers India Ltd.	72,353	630,489
Kansai Nerolac Paints Ltd.	41,371	152,794
Karnataka Bank Ltd.	32,458	91,714
Karur Vysya Bank Ltd.	105,611	270,400
Kaveri Seed Co. Ltd.	10,556	122,627
Kaynes Technology India Ltd. (b)	5,402	349,755
KEC International Ltd.	26,603	329,691
KEI Industries Ltd.	14,064	721,197
Keystone Realtors Ltd. (b)	10,000	86,520
Kfin Technologies Ltd.	15,275	186,141
Kirloskar Brothers Ltd.	9,215	203,849
Kirloskar Ferrous Industries Ltd.	9,006	71,956
Kirloskar Oil Engines Ltd.	17,620	258,472
Kirloskar Pneumatic Co. Ltd.	6,775	107,218
KNR Constructions Ltd.	18,235	74,799
Kotak Mahindra Bank Ltd.	276,481	6,116,638
KPI Green Energy Ltd. (d)	8,918	91,930

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
KPIT Technologies Ltd.	36,183	$702,924
KPR Mill Ltd.	16,718	190,319
KRBL Ltd.	19,504	70,544
Krishna Institute of Medical Sciences Ltd. (b) (d)	73,955	491,158
KSB Ltd.	20,405	218,973
L&T Finance Ltd.	129,907	288,054
Lakshmi Machine Works Ltd.	1,452	319,181
Larsen & Toubro Ltd.	154,808	6,789,929
Larsen & Toubro Ltd. GDR	4,121	182,972
Latent View Analytics Ltd. (b)	15,177	85,709
Laurus Labs Ltd. (d)	85,418	472,544
Laxmi Organic Industries Ltd.	11,013	37,349
Lemon Tree Hotels Ltd. (b) (d)	83,296	121,135
LIC Housing Finance Ltd.	66,219	523,462
Lloyds Engineering Works Ltd.	266,835	258,266
LT Foods Ltd.	25,939	123,363
LTIMindtree Ltd. (d)	25,366	1,890,117
Lupin Ltd.	52,718	1,378,385
Macrotech Developers Ltd. (d)	69,034	1,016,877
Magellanic Cloud Ltd.	50,000	61,037
Mahanagar Gas Ltd.	7,097	164,330
Maharashtra Seamless Ltd.	4,344	33,295
Mahindra & Mahindra Financial Services Ltd.	99,854	403,163
Mahindra & Mahindra Ltd.	213,678	7,891,434
Mahindra & Mahindra Ltd. GDR	6,375	233,325
Mahindra Holidays & Resorts India Ltd. (b)	10,616	49,412
Mahindra Lifespace Developers Ltd.	26,697	170,709
Mahindra Logistics Ltd. (d)	18,959	108,786
Manappuram Finance Ltd.	96,454	231,751
Mankind Pharma Ltd. (b)	31,924	960,258
Marico Ltd.	140,640	1,167,060
Marksans Pharma Ltd.	38,479	136,787
Maruti Suzuki India Ltd.	32,735	5,171,115
MAS Financial Services Ltd. (d)	45,000	156,800
Mastek Ltd.	1,831	56,793
Max Estates Ltd. (b)	12,723	93,789
Max Financial Services Ltd. (b)	53,021	753,545
Max Healthcare Institute Ltd.	179,901	2,116,167
Medplus Health Services Ltd. (b)	17,531	140,319
Metropolis Healthcare Ltd. (d)	6,336	165,735
Mindspace Business Parks REIT (d)	62,000	263,111
Mishra Dhatu Nigam Ltd. (d)	17,132	82,899
MOIL Ltd.	18,522	90,144
Moschip Technologies Ltd. (b)	34,722	99,068
Motherson Sumi Wiring India Ltd.	307,234	261,108
Motilal Oswal Financial Services Ltd.	45,896	417,384
Mphasis Ltd.	34,318	1,232,809
Security Description	Shares	Value
MRF Ltd.	497	$821,483
Mrs Bectors Food Specialities Ltd.	6,235	141,833
MTAR Technologies Ltd. (b)	3,432	71,504
Multi Commodity Exchange of India Ltd.	5,986	404,320
Muthoot Finance Ltd.	25,785	625,185
Narayana Hrudayalaya Ltd.	15,069	224,962
Natco Pharma Ltd.	23,303	394,866
National Aluminium Co. Ltd.	208,978	524,407
Nava Ltd.	15,382	210,976
Navin Fluorine International Ltd.	7,281	298,999
Nazara Technologies Ltd. (b)	7,862	92,387
NBCC India Ltd.	145,338	310,963
NCC Ltd.	72,749	261,953
Neogen Chemicals Ltd.	8,049	198,494
NESCO Ltd.	5,149	57,695
Nestle India Ltd.	76,204	2,446,085
Netweb Technologies India Ltd.	3,206	96,399
Neuland Laboratories Ltd.	2,452	362,422
Newgen Software Technologies Ltd.	11,820	189,195
NHPC Ltd.	832,846	943,646
NIIT Learning Systems Ltd.	10,587	64,052
Nippon Life India Asset Management Ltd. (d)	29,174	226,826
NLC India Ltd.	80,208	270,387
NMDC Ltd.	231,626	676,929
NMDC Steel Ltd. (b)	233,438	150,284
NOCIL Ltd.	25,046	86,778
NTPC Ltd.	1,093,696	5,784,234
Nuvama Wealth Management Ltd.	1,464	118,083
Nuvoco Vistas Corp. Ltd. (b)	27,030	115,940
Odigma Consultancy Solutions (b)	2,002	3,040
Oil & Natural Gas Corp. Ltd.	727,690	2,584,216
Oil India Ltd.	114,375	792,492
Olectra Greentech Ltd.	8,306	164,081
One 97 Communications Ltd. (b)	84,163	691,271
Oracle Financial Services Software Ltd.	4,446	607,931
Orchid Pharma Ltd. (b)	6,192	101,058
Orient Cement Ltd.	15,432	53,477
Orient Electric Ltd.	60,256	172,856
Orissa Minerals Development Co. Ltd. (b)	1,198	132,011
Page Industries Ltd.	1,452	743,389
Paisalo Digital Ltd.	80,392	58,336
Paradeep Phosphates Ltd. (d)	95,134	94,054
Patel Engineering Ltd. (b)	93,182	63,381
PB Fintech Ltd. (b)	67,865	1,311,889
PCBL Ltd.	36,013	248,220
PDS Ltd.	7,418	45,963

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Persistent Systems Ltd.	23,472	$1,526,610
Petronet LNG Ltd.	222,695	907,641
PG Electroplast Ltd.	61,890	474,951
Phoenix Mills Ltd.	44,860	988,003
PI Industries Ltd.	17,687	982,637
Piccadily Agro Industries Ltd. (b)	11,123	98,944
Pidilite Industries Ltd.	35,304	1,415,256
Piramal Enterprises Ltd.	19,534	257,272
Piramal Pharma Ltd.	119,525	326,635
PNB Housing Finance Ltd. (b) (d)	24,718	289,931
PNC Infratech Ltd.	33,089	176,222
Poly Medicure Ltd.	5,840	161,312
Polycab India Ltd.	11,533	957,197
Poonawalla Fincorp Ltd.	45,161	212,571
Power Finance Corp. Ltd.	345,438	2,011,796
Power Grid Corp. of India Ltd.	1,075,962	4,530,400
Power Mech Projects Ltd.	795	63,656
Praj Industries Ltd.	25,237	241,510
Prestige Estates Projects Ltd.	32,450	714,528
Prince Pipes & Fittings Ltd.	6,821	45,577
Prism Johnson Ltd. (b)	80,004	195,587
Procter & Gamble Health Ltd.	2,760	178,694
Protean eGov Technologies Ltd.	5,427	122,141
Prudent Corporate Advisory Services Ltd.	3,900	121,124
PTC India Ltd.	38,684	96,833
PTC Industries Ltd. (b)	968	163,974
Punjab National Bank	497,300	636,214
PVR Inox Ltd. (b)	18,230	361,908
Quess Corp. Ltd. (d)	16,116	148,975
Radico Khaitan Ltd.	16,248	396,587
Rail Vikas Nigam Ltd.	118,327	750,405
Railtel Corp. of India Ltd.	24,807	136,599
Rain Industries Ltd.	24,232	52,058
Rainbow Children's Medicare Ltd.	10,076	168,314
Rajesh Exports Ltd. (b)	22,883	79,270
Rallis India Ltd.	37,687	148,632
Ramco Cements Ltd.	86,307	892,924
Ramkrishna Forgings Ltd.	19,766	237,979
Rashtriya Chemicals & Fertilizers Ltd.	31,905	69,048
Rategain Travel Technologies Ltd. (b)	8,592	75,164
Ratnamani Metals & Tubes Ltd.	8,015	350,785
RattanIndia Enterprises Ltd. (b)	74,954	68,236
RattanIndia Power Ltd. (b)	818,293	149,400
Raymond Lifestyle Ltd. (b)	7,495	211,690
Raymond Ltd.	9,369	196,685
RBL Bank Ltd. (d)	140,013	341,306
REC Ltd.	304,438	2,014,419
Redington Ltd.	131,552	289,897
Security Description	Shares	Value
Redtape Ltd. (b)	12,180	$113,594
Relaxo Footwears Ltd.	21,337	206,530
Reliance Industries Ltd.	711,924	25,088,150
Reliance Industries Ltd. GDR (d)	13,202	918,859
Reliance Infrastructure Ltd. (b)	43,180	173,197
Reliance Power Ltd. (b)	554,969	322,248
Religare Enterprises Ltd. (b)	19,084	66,474
Restaurant Brands Asia Ltd. (b)	91,563	121,084
Rhi Magnesita India Ltd.	12,401	89,721
RITES Ltd.	17,762	73,198
Rolex Rings Ltd. (b)	3,943	119,916
Rossari Biotech Ltd.	5,092	55,170
Route Mobile Ltd.	14,597	272,636
RR Kabel Ltd.	6,655	137,652
Safari Industries India Ltd.	6,074	170,407
Sammaan Capital Ltd.	83,213	161,747
Samvardhana Motherson International Ltd.	627,217	1,582,165
Sandur Manganese & Iron Ores Ltd.	16,778	98,764
Sanofi Consumer Healthcare India Ltd. (b)	1,905	114,696
Sanofi India Ltd.	1,905	160,237
Sansera Engineering Ltd. (d)	5,139	102,447
Sapphire Foods India Ltd. (b)	26,320	112,172
Sarda Energy & Minerals Ltd.	27,858	147,266
Saregama India Ltd.	20,856	157,227
SBI Cards & Payment Services Ltd.	63,641	587,569
SBI Life Insurance Co. Ltd. (d)	119,392	2,627,155
Schneider Electric Infrastructure Ltd. (b)	11,065	107,750
Senco Gold Ltd.	7,782	132,896
Shakti Pumps India Ltd.	2,092	106,612
Sheela Foam Ltd. (b)	4,012	44,024
Shilpa Medicare Ltd. (b)	14,606	141,788
Shipping Corp. of India Ltd.	34,905	108,775
Shivalik Bimetal Controls Ltd.	14,472	111,630
Shoppers Stop Ltd. (b)	5,875	55,342
Shree Cement Ltd.	2,013	631,969
Shree Renuka Sugars Ltd. (b)	278,535	181,045
Shriram Finance Ltd.	74,103	3,162,993
Shyam Metalics & Energy Ltd.	10,105	109,477
Siemens Ltd.	20,643	1,785,913
SIS Ltd. (b)	23,573	117,469
SJVN Ltd.	167,486	264,836
SKF India Ltd.	5,041	327,010
Sobha Ltd.	12,486	289,111
Solar Industries India Ltd.	7,309	1,005,614
Sona Blw Precision Forgings Ltd. (d)	96,510	856,139
Sonata Software Ltd.	34,016	256,151
South Indian Bank Ltd.	321,753	94,374
Spandana Sphoorty Financial Ltd. (b)	3,390	23,673

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SRF Ltd.	32,038	$954,951
Star Cement Ltd. (b)	37,879	90,673
Star Health & Allied Insurance Co. Ltd. (b)	39,916	289,172
State Bank of India	402,524	3,784,534
State Bank of India GDR (a)	1,020	94,962
Sterling & Wilson Renewable (b)	22,078	162,395
Sterlite Technologies Ltd. (b)	54,517	81,969
Strides Pharma Science Ltd.	26,243	438,108
Sula Vineyards Ltd.	7,633	43,620
Sumitomo Chemical India Ltd.	23,333	155,031
Sun Pharma Advanced Research Co. Ltd. (b)	24,610	63,415
Sun Pharmaceutical Industries Ltd.	222,058	5,105,403
Sun TV Network Ltd.	29,907	297,317
Sundaram Finance Ltd.	18,427	1,159,070
Sundram Fasteners Ltd.	23,040	377,268
Sunteck Realty Ltd.	14,806	102,580
Suprajit Engineering Ltd.	9,636	59,632
Supreme Industries Ltd.	14,164	899,460
Supreme Petrochem Ltd.	18,536	191,705
Surya Roshni Ltd.	6,039	51,839
Suven Pharmaceuticals Ltd. (b)	27,543	385,531
Suzlon Energy Ltd. (b)	2,207,948	2,109,112
Swan Energy Ltd.	24,775	170,673
Symphony Ltd.	3,877	72,646
Syngene International Ltd. (d)	46,693	500,577
Syrma SGS Technology Ltd.	11,041	55,968
Tamilnad Mercantile Bank Ltd.	32,342	181,661
Tanla Platforms Ltd.	13,455	144,061
TARC Ltd. (b)	36,546	109,366
Tata Chemicals Ltd.	31,013	403,792
Tata Communications Ltd.	25,743	655,776
Tata Consultancy Services Ltd.	216,533	11,029,324
Tata Consumer Products Ltd.	138,446	1,977,452
Tata Elxsi Ltd.	8,660	798,243
Tata Investment Corp. Ltd.	2,223	180,600
Tata Motors Ltd.	552,608	6,427,104
Tata Power Co. Ltd.	339,265	1,953,781
Tata Steel Ltd.	1,723,820	3,467,130
Tata Steel Ltd. GDR	1,300	25,805
Tata Teleservices Maharashtra Ltd. (b)	113,291	114,236
TCI Express Ltd.	4,120	53,869
TD Power Systems Ltd.	66,868	334,455
TeamLease Services Ltd. (b)	3,329	124,311
Tech Mahindra Ltd.	122,216	2,300,193
Techno Electric & Engineering Co. Ltd.	10,157	193,980
Tejas Networks Ltd. (b) (d)	19,541	279,085
Texmaco Rail & Engineering Ltd.	25,872	64,920
Thermax Ltd.	12,093	735,988
Security Description	Shares	Value
Tilaknagar Industries Ltd.	21,753	$77,951
Time Technoplast Ltd.	63,531	296,650
Timken India Ltd.	6,375	286,121
Tips Music Ltd.	33,251	275,586
Titagarh Rail System Ltd.	18,197	265,318
Titan Co. Ltd.	83,787	3,823,300
Torrent Pharmaceuticals Ltd.	24,208	981,175
Torrent Power Ltd.	42,867	960,657
Transformers & Rectifiers India Ltd.	20,357	153,586
Transport Corp. of India Ltd.	11,771	150,380
Trent Ltd.	42,776	3,866,449
Trident Ltd.	256,336	112,138
Triveni Engineering & Industries Ltd.	15,109	85,740
Triveni Turbine Ltd.	38,900	317,926
TTK Prestige Ltd.	4,874	50,912
Tube Investments of India Ltd.	22,658	1,172,372
TV18 Broadcast Ltd. (b)	322,994	171,708
TVS Holdings Ltd.	542	92,528
TVS Motor Co. Ltd.	56,088	1,900,706
Ujjivan Small Finance Bank Ltd. (d)	112,982	54,508
UltraTech Cement Ltd.	27,247	3,837,283
Union Bank of India Ltd.	334,775	490,450
United Spirits Ltd.	74,892	1,420,871
UNO Minda Ltd.	42,727	561,689
UPL Ltd.	99,079	724,933
Usha Martin Ltd.	27,827	118,711
UTI Asset Management Co. Ltd.	5,427	80,261
VA Tech Wabag Ltd. (b)	9,538	171,920
Vaibhav Global Ltd.	16,144	59,961
Valor Estate Ltd. (b)	41,667	94,530
Vardhman Textiles Ltd.	26,270	148,401
Varun Beverages Ltd.	263,067	1,903,283
Vedant Fashions Ltd.	35,000	563,959
Vedanta Ltd.	303,399	1,856,028
Vesuvius India Ltd.	3,000	197,741
V-Guard Industries Ltd.	45,228	241,383
Vijaya Diagnostic Centre Pvt Ltd.	18,972	217,190
Vinati Organics Ltd.	4,690	116,764
VIP Industries Ltd.	18,899	121,342
V-Mart Retail Ltd. (b)	2,562	123,181
Vodafone Idea Ltd. (b)	6,768,336	836,741
Voltamp Transformers Ltd.	1,394	219,231
Voltas Ltd.	54,022	1,189,433
VRL Logistics Ltd. (b)	5,741	38,638
Waaree Renewable Technologies Ltd.	6,143	139,579
Welspun Corp. Ltd.	29,482	269,591
Welspun Enterprises Ltd.	15,300	101,831
Welspun Living Ltd.	34,681	67,735
Westlife Foodworld Ltd. (b)	16,453	185,408
Whirlpool of India Ltd.	14,536	397,150
Wipro Ltd.	274,784	1,775,413

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Wipro Ltd. ADR (a)	19,054	$123,470
Wockhardt Ltd. (b)	21,369	249,476
Yes Bank Ltd. (b)	3,234,637	867,704
Zee Entertainment Enterprises Ltd. (b)	193,655	318,209
Zen Technologies Ltd.	9,505	194,668
Zensar Technologies Ltd.	26,335	212,232
ZF Commercial Vehicle Control Systems India Ltd.	1,191	225,802
Zomato Ltd. (b)	1,616,754	5,272,700
Zydus Lifesciences Ltd.	53,491	682,064
Zydus Wellnes Ltd.	7,851	188,407
		490,309,894
INDONESIA — 0.5%
Adaro Energy Indonesia Tbk. PT	3,539,500	890,720
AKR Corporindo Tbk. PT	3,026,000	309,795
Amman Mineral Internasional PT (b)	1,497,700	917,514
Aneka Tambang Tbk. PT	2,322,500	227,034
Aspirasi Hidup Indonesia Tbk. PT	1,445,300	87,825
Astra Agro Lestari Tbk. PT	154,200	67,221
Astra International Tbk. PT	4,600,200	1,534,413
Bank Aladin Syariah Tbk. PT (b)	1,000,000	55,812
Bank BTPN Syariah Tbk. PT	170,800	13,707
Bank Central Asia Tbk. PT	13,532,200	9,228,531
Bank Jago Tbk. PT (b)	937,500	188,862
Bank Mandiri Persero Tbk. PT	9,340,500	4,272,322
Bank Negara Indonesia Persero Tbk. PT	3,475,300	1,228,062
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	555,000	35,375
Bank Rakyat Indonesia Persero Tbk. PT	15,529,117	5,077,221
Bank Tabungan Negara Persero Tbk. PT	1,613,762	154,554
Barito Pacific Tbk. PT	7,068,357	490,210
BFI Finance Indonesia Tbk. PT	2,268,000	155,794
Bukit Asam Tbk. PT	1,497,600	304,664
Bumi Resources Minerals Tbk. PT (b)	2,386,000	36,247
Bumi Serpong Damai Tbk. PT (b)	1,332,000	104,695
Chandra Asri Pacific Tbk. PT	1,807,700	1,011,906
Charoen Pokphand Indonesia Tbk. PT	1,758,500	545,902
Ciputra Development Tbk. PT	3,929,100	345,159
Elang Mahkota Teknologi Tbk. PT	6,595,300	180,347
Erajaya Swasembada Tbk. PT	1,523,700	45,691
ESSA Industries Indonesia Tbk. PT	487,400	28,491
First Pacific Co. Ltd.	530,000	293,402
Security Description	Shares	Value
First Resources Ltd.	108,800	$124,755
Golden Agri-Resources Ltd.	1,396,500	305,008
GoTo Gojek Tokopedia Tbk. PT (b)	170,202,400	741,966
Gudang Garam Tbk. PT (b)	100,000	105,020
Indah Kiat Pulp & Paper Tbk. PT	501,700	286,638
Indo Tambangraya Megah Tbk. PT	115,300	201,623
Indocement Tunggal Prakarsa Tbk. PT	240,300	107,929
Indofood CBP Sukses Makmur Tbk. PT	604,300	491,942
Indofood Sukses Makmur Tbk. PT	1,210,900	563,860
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	91,339
Japfa Comfeed Indonesia Tbk. PT (b)	2,105,200	200,230
Jasa Marga Persero Tbk. PT	371,675	121,028
Kalbe Farma Tbk. PT	4,475,800	509,957
Map Aktif Adiperkasa PT	2,008,200	124,683
MD Entertainment Tbk. PT	329,600	67,705
Medco Energi Internasional Tbk. PT	3,023,500	252,624
Medikaloka Hermina Tbk. PT	1,020,600	102,802
Merdeka Copper Gold Tbk. PT (b)	2,373,952	426,496
Mitra Adiperkasa Tbk. PT	2,793,900	324,786
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	209,379
Nickel Industries Ltd.	357,995	229,732
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	66,424
Pacific Strategic Financial Tbk. PT (b)	2,687,400	183,716
Pakuwon Jati Tbk. PT	1,357,000	46,159
Perusahaan Gas Negara Tbk. PT	2,224,000	210,795
Sarana Menara Nusantara Tbk. PT	5,005,800	282,692
Semen Indonesia Persero Tbk. PT	750,265	187,814
Sumber Alfaria Trijaya Tbk. PT	3,689,700	770,109
Summarecon Agung Tbk. PT	988,789	45,390
Surya Citra Media Tbk. PT	2,556,000	20,597
Telkom Indonesia Persero Tbk. PT	11,339,300	2,239,399
Transcoal Pacific Tbk. PT	285,500	131,530
Unilever Indonesia Tbk. PT	2,067,100	301,737
United Tractors Tbk. PT	384,200	688,972
Vale Indonesia Tbk. PT (b)	926,800	249,759
Waskita Karya Persero Tbk. PT (b) (c)	3,149,800	21,013
XL Axiata Tbk. PT	848,800	128,385
		38,995,469

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.3%
AerCap Holdings NV	50,523	$4,785,538
AIB Group PLC	435,056	2,498,126
Bank of Ireland Group PLC	243,821	2,729,328
C&C Group PLC	84,628	184,804
Cairn Homes PLC	135,857	298,091
COSMO Pharmaceuticals NV	2,102	187,138
Dalata Hotel Group PLC	57,861	264,761
Glanbia PLC	45,690	806,189
Glenveagh Properties PLC (b) (d)	124,876	216,299
Greencore Group PLC (b)	207,029	510,965
Irish Residential Properties REIT PLC (a)	89,200	89,497
Kerry Group PLC Class A	36,286	3,772,295
Keywords Studios PLC	17,386	568,092
Kingspan Group PLC	45,977	4,328,221
Uniphar PLC (a)	37,380	108,467
		21,347,811
ISRAEL — 0.6%
AFI Properties Ltd. (b)	—	19
Africa Israel Residences Ltd.	2,183	142,317
Airport City Ltd. (b)	13,375	201,145
Alony Hetz Properties & Investments Ltd.	31,251	239,862
Amot Investments Ltd.	73,272	316,947
Ashtrom Group Ltd. (b)	18,095	251,794
Aura Investments Ltd.	43,512	203,540
Azorim-Investment Development & Construction Co. Ltd. (b)	27,782	130,705
Azrieli Group Ltd.	8,990	626,934
Bank Hapoalim BM	357,936	3,588,309
Bank Leumi Le-Israel BM	361,939	3,545,731
Bezeq The Israeli Telecommunication Corp. Ltd.	419,919	483,849
Big Shopping Centers Ltd. (b)	3,970	442,819
Blue Square Real Estate Ltd.	992	77,686
Camtek Ltd.	5,820	469,080
Cellcom Israel Ltd. (b)	30,780	138,190
Check Point Software Technologies Ltd. (b)	21,310	4,108,781
Clal Insurance Enterprises Holdings Ltd. (b)	14,033	238,769
Danel Adir Yeoshua Ltd.	1,347	123,485
Danya Cebus Ltd.	1,393	32,169
Delek Automotive Systems Ltd.	3,157	18,195
Delek Group Ltd.	2,681	314,250
Delta Galil Ltd.	2,065	93,543
Elbit Systems Ltd.	5,385	1,072,454
Elco Ltd.	2,531	75,392
Electra Consumer Products 1970 Ltd. (b)	2,139	41,863
Electra Ltd.	418	166,876
Security Description	Shares	Value
Electra Real Estate Ltd.	7,672	$88,586
Energean PLC	35,843	433,663
Energix-Renewable Energies Ltd.	56,033	203,061
Enlight Renewable Energy Ltd. (b)	25,800	433,772
Equital Ltd. (b)	3,782	127,602
Fattal Holdings 1998 Ltd. (b)	1,483	169,961
FIBI Holdings Ltd.	4,162	183,165
First International Bank of Israel Ltd.	11,168	462,669
Formula Systems 1985 Ltd.	1,777	142,506
Fox Wizel Ltd.	1,835	138,869
G City Ltd.	12,106	44,588
Global-e Online Ltd. (b)	22,800	876,432
Harel Insurance Investments & Financial Services Ltd.	26,038	253,331
Hilan Ltd.	2,662	139,981
ICL Group Ltd.	178,472	761,926
Isracard Ltd.	49,413	182,392
Israel Canada TR Ltd.	83,548	308,389
Israel Corp. Ltd.	754	164,393
Israel Discount Bank Ltd. Class A	268,556	1,505,334
Isras Holdings Ltd. (b)	1,074	98,516
Isras Investment Co. Ltd.	573	113,993
Ituran Location & Control Ltd.	6,200	164,548
Kornit Digital Ltd. (b)	10,500	271,268
Kvutzat Acro Ltd.	16,671	201,682
M Yochananof & Sons Ltd.	756	45,547
Magic Software Enterprises Ltd.	4,827	57,565
Matrix IT Ltd.	6,184	118,453
Maytronics Ltd.	9,751	21,942
Mega Or Holdings Ltd. REIT	5,861	150,476
Melisron Ltd.	4,921	373,206
Menora Mivtachim Holdings Ltd.	4,497	131,536
Migdal Insurance & Financial Holdings Ltd.	75,361	102,961
Mivne Real Estate KD Ltd.	129,858	333,050
Mizrahi Tefahot Bank Ltd.	39,044	1,527,247
Nano Dimension Ltd. ADR (a) (b)	63,800	156,310
Nayax Ltd. (b)	1,322	34,468
Next Vision Stabilized Systems Ltd.	5,481	58,204
Nice Ltd. (b)	14,201	2,476,976
Nova Ltd. (b)	6,178	1,293,665
Oddity Tech Ltd. Class A (b)	8,400	339,192
Oil Refineries Ltd.	524,773	135,577
One Software Technologies Ltd.	18,972	256,500
OPC Energy Ltd. (b)	20,175	163,583
OY Nofar Energy Ltd. (b)	2,491	58,409
Partner Communications Co. Ltd. (b)	24,825	107,183

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Paz Oil Co. Ltd.	1,806	$190,276
Perion Network Ltd. (b)	9,416	74,878
Phoenix Financial Ltd.	40,232	454,269
Plus500 Ltd.	17,814	598,326
Prashkovsky Investments & Construction Ltd.	1,044	25,434
Radware Ltd. (b)	9,900	220,572
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	82,759
Reit 1 Ltd.	33,086	134,578
Retailors Ltd.	3,964	70,345
Sapiens International Corp. NV	5,908	219,503
Sella Capital Real Estate Ltd. REIT	33,394	65,617
Shapir Engineering & Industry Ltd. (b)	29,728	171,030
Shikun & Binui Ltd. (b)	65,885	159,076
Shufersal Ltd.	79,708	709,287
SimilarWeb Ltd. (b)	5,700	50,388
Strauss Group Ltd.	10,127	161,446
Summit Real Estate Holdings Ltd. REIT	17,675	264,671
Tadiran Group Ltd.	1,085	58,309
Tel Aviv Stock Exchange Ltd.	19,698	186,405
Teva Pharmaceutical Industries Ltd. (b)	25,290	450,701
Teva Pharmaceutical Industries Ltd. ADR (b)	239,053	4,307,735
Tower Semiconductor Ltd. (b)	37,207	1,647,443
Wix.com Ltd. (b)	13,800	2,306,946
YH Dimri Construction & Development Ltd.	2,050	182,972
ZIM Integrated Shipping Services Ltd. (a)	32,800	841,648
		46,191,995
ITALY — 1.6%
A2A SpA	360,010	833,311
ACEA SpA (a)	9,789	192,062
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA	28,118	809,946
Anima Holding SpA (d)	38,797	235,982
Ariston Holding NV	18,227	89,058
Arnoldo Mondadori Editore SpA	41,346	112,361
Ascopiave SpA	16,517	53,182
Azimut Holding SpA	24,613	636,739
Banca Generali SpA	12,619	566,718
Banca IFIS SpA	5,425	132,595
Banca Monte dei Paschi di Siena SpA	210,864	1,219,505
Banca Popolare di Sondrio SpA	95,663	734,007
Banco BPM SpA	293,314	1,983,105
BFF Bank SpA (d)	40,374	443,610
Security Description	Shares	Value
BPER Banca SpA	219,007	$1,234,335
Brembo NV (a)	31,950	350,623
Brunello Cucinelli SpA	7,678	829,054
Buzzi SpA	20,803	831,175
Carel Industries SpA (a) (d)	11,432	250,325
CIR SpA-Compagnie Industriali (b)	81,273	51,974
Coca-Cola HBC AG	51,934	1,855,786
Credito Emiliano SpA	19,269	218,493
Cromwell European Real Estate Investment Trust	89,560	159,926
d'Amico International Shipping SA	9,382	59,893
Danieli & C Officine Meccaniche SpA (e)	8,295	199,502
Danieli & C Officine Meccaniche SpA (a) (e)	1,537	47,945
Davide Campari-Milano NV (a)	151,908	1,288,481
De' Longhi SpA	16,314	502,884
DiaSorin SpA	5,143	602,110
Digital Value SpA (a)	503	29,304
El.En. SpA	10,888	133,789
Enav SpA (d)	61,168	271,974
Enel SpA	1,944,112	15,567,789
Eni SpA	546,779	8,349,206
ERG SpA (a)	12,673	348,218
Ferrari NV	30,198	14,144,933
Ferretti SpA (a)	32,899	102,624
Fila SpA	4,681	49,056
Fincantieri SpA (b)	11,383	59,074
FinecoBank Banca Fineco SpA	145,307	2,493,362
Generali	242,563	7,024,989
GVS SpA (b) (d)	12,903	103,971
Hera SpA	185,002	739,581
Industrie De Nora SpA (a)	9,354	98,079
Infrastrutture Wireless Italiane SpA (d)	80,532	993,149
Intercos SpA	10,868	192,127
Interpump Group SpA	17,211	804,445
Intesa Sanpaolo SpA	3,478,390	14,897,398
Iren SpA	140,495	318,930
Italgas SpA	109,849	665,702
Iveco Group NV	54,778	551,315
Juventus Football Club SpA (a) (b)	13,996	40,058
Leonardo SpA	93,011	2,078,175
Lottomatica Group SpA	19,888	249,705
Maire SpA	31,169	258,113
MARR SpA (a)	7,511	100,592
Mediobanca Banca di Credito Finanziario SpA	116,345	1,989,903
MFE-MediaForEurope NV Class A	50,314	174,074
MFE-MediaForEurope NV Class B (a)	8,026	39,019
Moncler SpA	50,974	3,243,842

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Nexi SpA (a) (b) (d)	140,573	$955,753
OVS SpA (d)	50,146	162,076
Pharmanutra SpA (a)	582	37,868
Piaggio & C SpA (a)	24,484	71,920
Pirelli & C SpA (d)	95,706	582,129
Poste Italiane SpA (d)	110,112	1,547,192
Prysmian SpA	64,281	4,677,502
RAI Way SpA (d)	21,648	128,774
Recordati Industria Chimica e Farmaceutica SpA	24,629	1,396,350
Reply SpA	4,814	726,384
Safilo Group SpA (a) (b)	36,831	45,134
Saipem SpA (b)	270,382	597,032
Salcef Group SpA	3,946	113,401
Salvatore Ferragamo SpA (a)	11,696	90,460
Sanlorenzo SpA	2,587	105,384
Sesa SpA (a)	1,926	197,863
Snam SpA	479,564	2,446,479
SOL SpA	7,183	286,192
Spaxs SpA (a) (b)	8,543	44,716
Tamburi Investment Partners SpA (a)	17,060	174,785
Technogym SpA (d)	31,825	332,984
Technoprobe SpA (b)	31,667	223,008
Telecom Italia SpA (a) (b)	2,100,079	584,777
Terna - Rete Elettrica Nazionale	324,667	2,930,644
Tinexta SpA (a)	5,449	72,186
UniCredit SpA	388,593	17,072,180
Unipol Gruppo SpA	89,111	1,061,157
Webuild SpA	87,632	248,221
Wiit SpA (a)	1,415	35,295
Zignago Vetro SpA (a)	8,068	98,687
		129,683,716
JAPAN — 15.0%
77 Bank Ltd.	13,700	374,969
ABC-Mart, Inc.	22,900	488,290
Acom Co. Ltd. (a)	105,300	280,623
Activia Properties, Inc. REIT	155	354,341
Adastria Co. Ltd. (a)	7,500	174,864
ADEKA Corp.	16,800	342,542
Advance Logistics Investment Corp. REIT	131	110,815
Advance Residence Investment Corp. REIT	323	759,854
Advantest Corp.	184,600	8,699,585
Aeon Co. Ltd.	160,500	4,374,927
Aeon Delight Co. Ltd. (a)	3,300	93,551
AEON Financial Service Co. Ltd.	30,600	269,119
Aeon Hokkaido Corp.	11,100	71,393
Aeon Mall Co. Ltd. (a)	21,600	315,755
AEON REIT Investment Corp.	419	384,611
AGC, Inc.	49,700	1,614,625
Ai Holdings Corp.	7,300	121,565
Aica Kogyo Co. Ltd.	11,900	282,608
Security Description	Shares	Value
Aichi Corp.	11,000	$90,282
Aichi Financial Group, Inc.	8,900	146,591
Aida Engineering Ltd.	8,700	46,651
Aiful Corp.	60,800	136,868
Ain Holdings, Inc.	5,700	216,539
Air Water, Inc.	42,000	590,625
Aisan Industry Co. Ltd.	7,500	73,196
Aisin Corp.	175,800	1,938,175
Ajinomoto Co., Inc.	114,400	4,435,559
Alfresa Holdings Corp.	41,200	649,799
Alpen Co. Ltd. (a)	6,500	96,927
Alps Alpine Co. Ltd. (a)	43,200	466,309
Alps Logistics Co. Ltd. (a)	3,700	149,252
Amada Co. Ltd. (a)	81,600	831,460
Amano Corp.	12,100	364,252
Amvis Holdings, Inc.	10,600	142,727
ANA Holdings, Inc.	38,400	823,893
Anritsu Corp.	27,500	208,980
Anycolor, Inc. (b)	3,600	63,045
AOKI Holdings, Inc.	8,500	70,952
Aoyama Trading Co. Ltd.	9,700	91,344
Aozora Bank Ltd. (a)	24,300	452,567
Appier Group, Inc. (b)	16,500	205,558
Arata Corp.	6,200	157,341
ARCLANDS Corp.	16,667	204,259
Arcs Co. Ltd.	8,800	157,556
ARE Holdings, Inc.	15,500	196,676
Argo Graphics, Inc.	2,900	106,844
Ariake Japan Co. Ltd.	4,100	151,629
Artience Co. Ltd.	7,600	205,621
As One Corp.	12,000	242,953
Asahi Group Holdings Ltd.	351,900	4,621,394
Asahi Intecc Co. Ltd.	52,000	916,471
Asahi Kasei Corp.	298,100	2,254,923
Asahi Yukizai Corp.	4,800	136,577
Asics Corp.	162,000	3,398,784
ASKUL Corp.	8,400	127,022
Astellas Pharma, Inc.	440,300	5,069,729
Atom Corp. (a) (b)	44,800	222,998
Autobacs Seven Co. Ltd. (a)	12,200	126,230
Avex, Inc.	6,600	68,150
Awa Bank Ltd.	4,900	83,859
Axial Retailing, Inc.	14,900	97,917
Azbil Corp.	109,600	889,197
AZ-COM MARUWA Holdings, Inc.	12,500	100,234
Bandai Namco Holdings, Inc.	153,600	3,517,852
Bank of Nagoya Ltd.	2,200	95,358
BayCurrent, Inc.	29,900	1,108,708
Belc Co. Ltd.	2,400	107,886
Bell System24 Holdings, Inc.	7,200	75,755
Belluna Co. Ltd. (a)	61,600	311,359
Bengo4.com, Inc. (a) (b)	2,500	52,433
Bic Camera, Inc. (a)	20,300	224,657
BIPROGY, Inc.	16,600	564,010
BML, Inc.	3,000	55,621

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Bridgestone Corp.	137,800	$5,298,518
Brother Industries Ltd.	55,200	1,072,819
Bunka Shutter Co. Ltd.	10,500	132,498
C Uyemura & Co. Ltd.	2,600	207,942
Calbee, Inc.	17,400	424,904
Canon Electronics, Inc.	2,900	46,448
Canon Marketing Japan, Inc.	11,700	380,021
Canon, Inc. (a)	240,400	7,904,091
Capcom Co. Ltd.	93,700	2,180,045
Casio Computer Co. Ltd. (a)	44,900	373,068
Cawachi Ltd.	5,300	99,968
Cellebrite DI Ltd. (b)	35,177	592,381
Central Automotive Products Ltd.	2,600	85,794
Central Glass Co. Ltd.	4,900	116,471
Central Japan Railway Co.	183,400	4,252,921
Change Holdings, Inc. (a)	6,500	63,391
Chiba Bank Ltd.	120,500	970,891
Chiyoda Corp. (a) (b)	30,000	62,081
Chofu Seisakusho Co. Ltd.	3,100	42,629
Chubu Electric Power Co., Inc.	153,300	1,801,575
Chudenko Corp.	5,700	133,693
Chugai Pharmaceutical Co. Ltd.	162,800	7,889,608
Chugin Financial Group, Inc.	33,900	338,668
Chugoku Electric Power Co., Inc. (a)	62,700	428,257
Chugoku Marine Paints Ltd.	8,400	119,681
Citizen Watch Co. Ltd. (a)	50,000	318,442
CKD Corp.	11,000	226,475
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	506,028
COLOPL, Inc.	4,900	18,190
Colowide Co. Ltd. (a)	16,000	193,345
Comforia Residential REIT, Inc.	173	391,862
COMSYS Holdings Corp.	25,500	557,099
Comture Corp.	6,200	75,419
Concordia Financial Group Ltd.	244,100	1,351,560
Cosmo Energy Holdings Co. Ltd.	15,400	841,272
Cosmos Pharmaceutical Corp.	9,200	481,546
Cover Corp. (a) (b)	5,200	65,436
CRE Logistics REIT, Inc.	137	142,900
Create Restaurants Holdings, Inc. (a)	31,600	249,195
Create SD Holdings Co. Ltd.	6,100	136,679
Credit Saison Co. Ltd.	34,400	861,202
Curves Holdings Co. Ltd.	4,300	22,696
CyberAgent, Inc.	99,200	707,036
Cybozu, Inc. (a)	7,400	101,243
Dai Nippon Printing Co. Ltd.	106,800	1,905,436
Daicel Corp.	53,800	501,178
Dai-Dan Co. Ltd.	8,000	164,430
Daido Steel Co. Ltd.	28,000	274,930
Daiei Kankyo Co. Ltd.	8,000	173,937
Security Description	Shares	Value
Daifuku Co. Ltd.	90,100	$1,739,452
Daihen Corp. (a)	4,100	186,885
Dai-ichi Life Holdings, Inc.	217,000	5,585,808
Daiichi Sankyo Co. Ltd.	450,200	14,820,972
Daiichikosho Co. Ltd.	52,800	643,020
Daikin Industries Ltd.	63,100	8,855,792
Daikokutenbussan Co. Ltd.	2,200	180,257
Daio Paper Corp. (a)	35,500	224,903
Daiseki Co. Ltd.	10,660	279,095
Daishi Hokuetsu Financial Group, Inc.	15,600	256,401
Daito Trust Construction Co. Ltd. (a)	14,000	1,703,999
Daiwa House Industry Co. Ltd.	136,000	4,283,277
Daiwa House REIT Investment Corp.	564	928,565
Daiwa Industries Ltd.	6,600	67,735
Daiwa Office Investment Corp. REIT	150	317,219
Daiwa Securities Group, Inc. (a)	317,000	2,227,244
Daiwa Securities Living Investments Corp. REIT	502	340,773
Daiwabo Holdings Co. Ltd.	17,700	336,268
DCM Holdings Co. Ltd.	25,500	281,491
DeNA Co. Ltd.	16,900	210,659
Denka Co. Ltd. (a)	17,200	270,854
Denso Corp.	454,100	6,747,690
Dentsu Group, Inc.	50,800	1,565,126
Dentsu Soken, Inc.	6,300	244,002
Descente Ltd.	7,200	218,708
Dexerials Corp.	38,100	539,510
DIC Corp.	16,400	371,820
Digital Arts, Inc.	1,700	58,592
Digital Garage, Inc. (a)	9,600	205,369
Dip Corp.	7,800	154,866
Disco Corp.	22,100	5,792,289
DMG Mori Co. Ltd.	32,100	676,829
Doshisha Co. Ltd.	4,900	73,754
Doutor Nichires Holdings Co. Ltd.	6,400	102,640
Dowa Holdings Co. Ltd.	11,400	418,813
DTS Corp.	8,600	243,498
Duskin Co. Ltd. (a)	11,700	315,730
DyDo Group Holdings, Inc. (a)	2,000	42,366
Eagle Industry Co. Ltd.	4,800	68,691
Earth Corp.	6,200	231,026
East Japan Railway Co.	221,800	4,416,927
Ebara Corp.	106,000	1,724,797
EDION Corp. (a)	11,900	152,826
eGuarantee, Inc.	9,200	91,267
Eiken Chemical Co. Ltd. (a)	8,200	133,227
Eisai Co. Ltd.	59,900	2,238,293
Eizo Corp.	6,200	94,361
Elecom Co. Ltd.	10,000	101,440
Electric Power Development Co. Ltd. (a)	33,900	567,607

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
en Japan, Inc.	9,200	$156,421
ENEOS Holdings, Inc.	684,100	3,724,194
Enplas Corp.	1,300	59,074
ES-Con Japan Ltd.	18,200	131,309
euglena Co. Ltd. (a) (b)	34,800	108,993
Exedy Corp.	9,800	218,897
EXEO Group, Inc.	39,800	432,808
Ezaki Glico Co. Ltd.	11,100	340,589
FANUC Corp.	229,400	6,719,701
Fast Retailing Co. Ltd.	47,000	15,581,236
FCC Co. Ltd.	8,000	133,110
Ferrotec Holdings Corp. (a)	10,200	165,008
Financial Partners Group Co. Ltd.	14,500	225,042
Food & Life Cos. Ltd. (a)	30,900	621,608
FP Corp.	10,000	200,189
FP Partner, Inc. (a)	1,700	31,911
Freee KK (b)	11,800	201,616
Frontier Real Estate Investment Corp. REIT	120	356,963
Fuji Co. Ltd.	12,300	181,869
Fuji Corp.	19,800	315,742
Fuji Electric Co. Ltd.	32,000	1,928,412
Fuji Kyuko Co. Ltd.	4,100	79,197
Fuji Media Holdings, Inc.	10,100	121,272
Fuji Oil Holdings, Inc.	9,500	210,602
Fuji Seal International, Inc.	6,200	109,488
Fuji Soft, Inc.	12,000	756,711
FUJIFILM Holdings Corp.	279,000	7,193,456
Fujikura Ltd.	68,500	2,307,278
Fujimi, Inc.	11,200	185,570
Fujimori Kogyo Co. Ltd.	2,700	83,148
Fujio Food Group, Inc. (b)	4,800	44,899
Fujita Kanko, Inc. (b)	1,700	115,401
Fujitec Co. Ltd.	16,100	558,953
Fujitsu General Ltd.	15,600	230,117
Fujitsu Ltd.	424,000	8,701,426
Fujiya Co. Ltd.	3,600	69,715
Fukuda Denshi Co. Ltd.	3,400	183,026
Fukuoka Financial Group, Inc.	40,200	1,031,699
Fukuoka REIT Corp. (a)	190	194,729
Fukushima Galilei Co. Ltd.	2,400	91,779
Fukuyama Transporting Co. Ltd. (a)	4,200	111,577
Funai Soken Holdings, Inc.	9,400	158,507
Furukawa Co. Ltd.	5,200	58,675
Furukawa Electric Co. Ltd. (a)	16,900	426,281
Furuya Metal Co. Ltd.	3,900	109,469
Fuso Chemical Co. Ltd.	3,100	86,256
Future Corp.	8,700	110,696
Fuyo General Lease Co. Ltd.	3,600	276,846
G-7 Holdings, Inc.	8,400	98,012
GENDA, Inc. (b)	10,800	191,250
Genky DrugStores Co. Ltd.	6,600	172,798
Geo Holdings Corp.	5,700	61,328
Security Description	Shares	Value
Global One Real Estate Investment Corp. REIT (a)	218	$151,338
Glory Ltd.	9,800	175,254
GLP J-Reit	1,080	1,001,930
GMO Financial Gate, Inc. (a)	800	39,989
GMO Financial Holdings, Inc.	5,300	23,380
GMO internet group, Inc.	14,300	250,930
GMO Payment Gateway, Inc.	9,000	553,691
GNI Group Ltd. (a) (b)	10,100	203,850
Godo Steel Ltd. (a)	1,900	54,792
Goldcrest Co. Ltd. (a)	3,600	81,669
Goldwin, Inc. (a)	4,400	254,636
Gree, Inc. (a)	15,200	49,732
GS Yuasa Corp.	17,400	346,382
G-Tekt Corp.	3,300	36,221
GungHo Online Entertainment, Inc.	10,100	217,548
Gunma Bank Ltd.	76,900	471,916
Gunze Ltd.	3,200	125,951
H.U. Group Holdings, Inc. (a)	13,300	246,539
H2O Retailing Corp.	28,600	411,485
Hachijuni Bank Ltd.	91,100	535,302
Hakuhodo DY Holdings, Inc. (a)	49,800	406,992
Hakuto Co. Ltd. (a)	1,900	62,098
Halows Co. Ltd.	1,500	43,939
Hamakyorex Co. Ltd.	8,800	76,779
Hamamatsu Photonics KK (a)	64,400	844,395
Hankyu Hanshin Holdings, Inc.	54,500	1,684,836
Hankyu Hanshin REIT, Inc.	144	124,631
Hanwa Co. Ltd.	7,600	264,066
Harmonic Drive Systems, Inc.	11,300	279,261
Haseko Corp. (a)	58,200	761,881
Hazama Ando Corp. (a)	38,400	300,403
Heiwa Corp.	14,200	210,657
Heiwa Real Estate Co. Ltd.	6,700	191,107
Heiwa Real Estate REIT, Inc.	267	241,726
Heiwado Co. Ltd.	6,200	103,593
Hiday Hidaka Corp. (a)	6,100	114,972
Hikari Tsushin, Inc.	4,600	1,024,902
Hino Motors Ltd. (b)	62,100	201,052
Hioki EE Corp. (a)	2,100	120,680
Hirata Corp. (a)	2,600	88,521
Hirogin Holdings, Inc.	60,900	470,885
Hirose Electric Co. Ltd.	7,000	891,149
HIS Co. Ltd. (a) (b)	9,300	109,423
Hisamitsu Pharmaceutical Co., Inc. (a)	12,200	329,478
Hitachi Construction Machinery Co. Ltd. (a)	24,100	584,809
Hitachi Ltd.	1,126,500	29,776,961
Hitachi Zosen Corp.	36,800	254,955
Hogy Medical Co. Ltd.	6,600	215,247
Hokkaido Electric Power Co., Inc. (a)	39,100	263,865
Hokkoku Financial Holdings, Inc. (a)	3,200	95,190

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Hokuetsu Corp. (a)	24,400	$267,472
Hokuhoku Financial Group, Inc. (a)	54,100	590,962
Hokuriku Electric Power Co. (a)	36,300	234,691
Hokuto Corp.	6,300	80,203
Honda Motor Co. Ltd.	1,106,500	11,661,415
Horiba Ltd.	8,200	535,660
Hoshino Resorts REIT, Inc. (a)	66	226,321
Hoshizaki Corp.	24,900	867,601
Hosiden Corp.	7,100	103,740
House Foods Group, Inc.	13,400	285,350
Hoya Corp.	86,500	11,964,503
Hulic Co. Ltd.	89,200	907,029
Hulic Reit, Inc.	309	300,273
Hyakugo Bank Ltd.	58,100	221,368
Ibiden Co. Ltd. (a)	36,300	1,122,955
Ichibanya Co. Ltd. (a)	20,500	149,193
Ichigo Office REIT Investment Corp.	183	106,571
Ichigo, Inc.	57,100	146,502
Idec Corp.	6,100	108,788
Idemitsu Kosan Co. Ltd.	227,885	1,637,764
IDOM, Inc.	21,200	159,326
IHI Corp.	33,200	1,727,542
Iida Group Holdings Co. Ltd. (a)	35,800	553,368
Iino Kaiun Kaisha Ltd. (a)	16,300	143,012
I'll, Inc.	1,900	39,477
Inaba Denki Sangyo Co. Ltd.	12,200	326,664
Inabata & Co. Ltd.	10,200	237,458
Industrial & Infrastructure Fund Investment Corp. REIT	541	452,346
Infomart Corp. (a)	36,200	82,756
INFRONEER Holdings, Inc.	48,680	399,030
Inpex Corp.	222,500	3,014,576
Insource Co. Ltd.	6,400	45,727
Internet Initiative Japan, Inc.	29,200	616,499
Invincible Investment Corp. REIT	1,815	787,972
Iriso Electronics Co. Ltd.	4,100	73,120
Isetan Mitsukoshi Holdings Ltd. (a)	77,900	1,212,286
Ispace, Inc. (b)	7,200	35,285
Isuzu Motors Ltd.	161,300	2,177,505
Ito En Ltd.	11,400	272,009
ITOCHU Corp. (a)	291,700	15,657,666
Itochu Enex Co. Ltd.	11,400	124,169
Itochu-Shokuhin Co. Ltd.	800	40,213
Itoham Yonekyu Holdings, Inc.	4,500	121,592
Itoki Corp.	8,700	90,625
Iwatani Corp.	38,000	548,322
Iyogin Holdings, Inc.	53,100	504,495
Izumi Co. Ltd.	7,000	173,581
J Front Retailing Co. Ltd.	58,000	627,076
JAC Recruitment Co. Ltd.	33,200	177,327
Jaccs Co. Ltd. (a)	4,500	120,963
Security Description	Shares	Value
JAFCO Group Co. Ltd.	10,800	$152,668
Japan Airlines Co. Ltd.	32,800	577,279
Japan Airport Terminal Co. Ltd. (a)	14,700	529,566
Japan Aviation Electronics Industry Ltd. (a)	11,800	209,783
Japan Elevator Service Holdings Co. Ltd.	14,200	308,739
Japan Excellent, Inc. REIT	252	214,757
Japan Exchange Group, Inc.	258,600	3,354,532
Japan Hotel REIT Investment Corp.	1,139	569,341
Japan Lifeline Co. Ltd.	15,700	134,455
Japan Logistics Fund, Inc. REIT (a)	230	440,737
Japan Material Co. Ltd.	14,200	183,953
Japan Metropolitan Fund Invest REIT	1,655	1,117,680
Japan Petroleum Exploration Co. Ltd.	33,500	244,037
Japan Post Bank Co. Ltd.	355,100	3,321,615
Japan Post Holdings Co. Ltd.	505,600	4,828,367
Japan Post Insurance Co. Ltd.	45,600	830,134
Japan Prime Realty Investment Corp. REIT	210	511,640
Japan Pulp & Paper Co. Ltd.	20,000	94,239
Japan Real Estate Investment Corp. REIT (a)	304	1,213,535
Japan Securities Finance Co. Ltd.	22,000	294,533
Japan Steel Works Ltd.	16,400	576,018
Japan Tobacco, Inc.	287,500	8,399,486
Japan Wool Textile Co. Ltd.	10,200	94,199
JCR Pharmaceuticals Co. Ltd.	15,400	70,734
JCU Corp.	3,500	85,273
Jeol Ltd.	9,500	369,201
JFE Holdings, Inc. (a)	136,600	1,832,125
JGC Holdings Corp.	50,900	445,695
JINS Holdings, Inc.	4,500	165,478
JMDC, Inc.	6,900	225,031
J-Oil Mills, Inc. (a)	3,600	52,878
Joshin Denki Co. Ltd.	3,500	66,212
Joyful Honda Co. Ltd.	11,600	168,923
JTEKT Corp.	43,700	312,077
Juroku Financial Group, Inc.	8,300	229,202
Justsystems Corp.	7,200	180,201
JVCKenwood Corp.	33,700	316,880
K&O Energy Group, Inc.	3,000	67,009
Kadokawa Corp.	21,100	471,151
Kaga Electronics Co. Ltd.	7,000	137,025
Kagome Co. Ltd.	16,300	365,565
Kajima Corp.	97,800	1,829,306
Kakaku.com, Inc.	27,000	470,292
Kaken Pharmaceutical Co. Ltd. (a)	5,700	152,343
Kameda Seika Co. Ltd. (a)	1,600	50,056
Kamigumi Co. Ltd.	20,200	460,233

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Kanamoto Co. Ltd.	4,700	$97,752
Kandenko Co. Ltd.	27,300	424,845
Kaneka Corp.	10,500	286,430
Kanematsu Corp.	18,500	312,860
Kansai Electric Power Co., Inc.	167,300	2,771,959
Kansai Paint Co. Ltd.	41,500	740,408
Kao Corp.	112,900	5,611,061
Kappa Create Co. Ltd. (a)	7,600	89,049
Kasumigaseki Capital Co. Ltd. (a)	1,400	146,616
Katakura Industries Co. Ltd.	5,600	80,688
Katitas Co. Ltd. (a)	9,300	129,448
Kato Sangyo Co. Ltd.	4,900	145,246
Kawasaki Heavy Industries Ltd.	34,900	1,416,349
Kawasaki Kisen Kaisha Ltd. (a)	119,100	1,843,452
KDDI Corp.	375,900	12,072,739
KDX Realty Investment Corp. REIT	936	989,396
KeePer Technical Laboratory Co. Ltd. (a)	4,900	146,788
Keihan Holdings Co. Ltd.	22,600	478,575
Keihanshin Building Co. Ltd.	6,200	69,611
Keikyu Corp. (a)	53,300	435,783
Keio Corp. (a)	22,900	548,166
Keisei Electric Railway Co. Ltd. (a)	30,800	919,220
Keiyo Bank Ltd.	20,200	98,853
Kewpie Corp.	21,400	535,598
Keyence Corp.	47,700	22,796,225
KH Neochem Co. Ltd.	5,100	74,874
Kikkoman Corp.	161,500	1,838,101
Kinden Corp.	27,800	612,206
Kintetsu Group Holdings Co. Ltd. (a)	40,900	1,019,641
Kirin Holdings Co. Ltd.	184,600	2,821,138
Kisoji Co. Ltd. (a)	6,300	105,969
Kissei Pharmaceutical Co. Ltd.	5,900	146,221
Kitz Corp.	13,700	99,704
Kiyo Bank Ltd.	12,500	146,375
Koa Corp.	4,200	33,268
Kobayashi Pharmaceutical Co. Ltd.	10,400	414,648
Kobe Bussan Co. Ltd. (a)	34,900	1,103,800
Kobe Steel Ltd. (a)	90,400	1,081,653
Koei Tecmo Holdings Co. Ltd.	25,320	292,869
Kohnan Shoji Co. Ltd.	5,100	135,665
Koito Manufacturing Co. Ltd. (a)	58,000	800,825
Kokusai Electric Corp. (a)	33,600	746,980
Kokuyo Co. Ltd.	18,800	332,654
Komatsu Ltd.	222,700	6,174,694
KOMEDA Holdings Co. Ltd.	10,000	193,372
Komeri Co. Ltd. (a)	7,500	194,002
Konami Group Corp.	23,900	2,430,268
Security Description	Shares	Value
Konica Minolta, Inc.	110,200	$318,335
Konishi Co. Ltd. (a)	10,400	87,830
Konoike Transport Co. Ltd.	4,700	81,849
Kosaido Holdings Co. Ltd. (a)	16,500	58,830
Kose Corp.	7,100	460,825
Koshidaka Holdings Co. Ltd. (a)	10,700	75,926
Kotobuki Spirits Co. Ltd. (a)	22,000	279,999
Krosaki Harima Corp.	4,000	62,276
K's Holdings Corp.	30,200	325,668
Kubota Corp.	245,700	3,488,651
Kumagai Gumi Co. Ltd.	7,000	176,174
Kumiai Chemical Industry Co. Ltd.	12,100	71,226
Kura Sushi, Inc. (a)	4,700	123,546
Kuraray Co. Ltd.	69,800	1,034,264
Kureha Corp.	7,200	143,104
Kurita Water Industries Ltd.	24,100	1,038,874
Kusuri No. Aoki Holdings Co. Ltd.	9,000	209,711
KYB Corp. (a)	4,100	138,014
Kyocera Corp.	314,400	3,648,658
Kyoei Steel Ltd.	3,100	37,493
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	102,343
Kyorin Pharmaceutical Co. Ltd.	6,100	64,821
Kyoritsu Maintenance Co. Ltd. (a)	12,600	211,586
Kyoto Financial Group, Inc.	55,200	850,730
Kyowa Kirin Co. Ltd.	64,300	1,135,949
Kyudenko Corp.	9,800	463,349
Kyushu Electric Power Co., Inc.	96,700	1,056,304
Kyushu Financial Group, Inc. (a)	69,300	337,731
Kyushu Railway Co.	33,800	977,090
LaSalle Logiport REIT	496	496,902
Lasertec Corp.	19,500	3,217,964
Leopalace21 Corp.	38,400	160,537
Life Corp.	4,600	116,737
Lifenet Insurance Co. (a) (b)	23,500	274,528
Lintec Corp.	8,700	201,017
Lion Corp.	57,100	644,690
LITALICO, Inc. (a)	3,800	33,101
Lixil Corp. (a)	64,100	767,865
LY Corp.	635,100	1,861,699
M&A Capital Partners Co. Ltd. (a)	3,100	49,998
M&A Research Institute Holdings, Inc. (a) (b)	15,300	319,285
M3, Inc.	103,300	1,038,489
Mabuchi Motor Co. Ltd.	20,200	314,072
Macnica Holdings, Inc.	31,200	433,188
Maeda Kosen Co. Ltd.	11,400	149,434
Makino Milling Machine Co. Ltd.	4,600	188,772

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Makita Corp.	56,600	$1,915,552
Mandom Corp.	3,500	30,317
Mani, Inc.	16,200	206,237
Marubeni Corp.	342,900	5,609,522
Maruha Nichiro Corp.	9,200	203,951
Marui Group Co. Ltd. (a)	39,800	665,142
Maruichi Steel Tube Ltd. (a)	12,700	298,589
Maruwa Co. Ltd. (a)	2,500	733,187
Maruzen Showa Unyu Co. Ltd.	2,600	99,245
Matsuda Sangyo Co. Ltd.	1,700	38,091
Matsui Securities Co. Ltd.	30,700	167,837
MatsukiyoCocokara & Co.	81,120	1,334,419
Matsuyafoods Holdings Co. Ltd.	2,200	96,742
Max Co. Ltd.	6,000	151,007
Maxell Ltd.	6,800	87,425
Maxvalu Tokai Co. Ltd.	1,400	31,222
Mazda Motor Corp. (a)	128,400	960,487
McDonald's Holdings Co. Japan Ltd.	19,900	951,594
MCJ Co. Ltd.	15,000	159,606
Mebuki Financial Group, Inc.	213,600	857,894
Medipal Holdings Corp.	41,400	720,824
Medley, Inc. (a) (b)	4,300	114,985
Megachips Corp.	1,800	65,436
Megmilk Snow Brand Co. Ltd.	9,900	187,286
Meidensha Corp.	7,900	184,742
MEIJI Holdings Co. Ltd.	55,900	1,402,971
Meiko Electronics Co. Ltd.	4,700	202,733
MEITEC Group Holdings, Inc.	15,900	352,481
Menicon Co. Ltd.	11,500	117,299
Mercari, Inc. (b)	23,100	404,864
METAWATER Co. Ltd. (a)	4,200	52,265
Micronics Japan Co. Ltd.	8,600	236,584
Mie Kotsu Group Holdings, Inc. (a)	19,400	67,678
Milbon Co. Ltd.	6,100	135,101
Minebea Mitsumi, Inc.	86,200	1,698,207
Mirai Corp. REIT	431	131,524
Mirai Industry Co. Ltd. (a)	2,000	49,147
Mirait One Corp.	19,000	282,131
MISUMI Group, Inc.	65,600	1,187,808
Mitani Sekisan Co. Ltd.	4,200	166,779
Mitsubishi Chemical Group Corp.	363,500	2,335,152
Mitsubishi Corp. (a)	819,400	16,913,300
Mitsubishi Electric Corp.	463,200	7,459,320
Mitsubishi Estate Co. Ltd.	273,500	4,318,371
Mitsubishi Estate Logistics REIT Investment Corp.	116	299,245
Mitsubishi Gas Chemical Co., Inc.	35,100	679,596
Mitsubishi HC Capital, Inc. (a)	192,030	1,356,588
Mitsubishi Heavy Industries Ltd.	770,400	11,404,656
Mitsubishi Logisnext Co. Ltd.	7,200	65,386
Mitsubishi Logistics Corp.	12,100	441,738
Security Description	Shares	Value
Mitsubishi Materials Corp. (a)	27,000	$486,053
Mitsubishi Motors Corp. (a)	152,500	409,929
Mitsubishi Pencil Co. Ltd.	5,800	97,680
Mitsubishi Research Institute, Inc.	1,100	31,991
Mitsubishi Shokuhin Co. Ltd.	3,700	136,060
Mitsubishi UFJ Financial Group, Inc.	2,691,600	27,350,675
Mitsuboshi Belting Ltd.	4,200	116,716
Mitsui & Co. Ltd.	647,200	14,379,206
Mitsui Chemicals, Inc. (a)	38,800	1,032,117
Mitsui DM Sugar Holdings Co. Ltd.	2,500	58,812
Mitsui E&S Co. Ltd.	21,500	169,998
Mitsui Fudosan Co. Ltd.	643,800	6,022,122
Mitsui Fudosan Logistics Park, Inc. REIT	135	400,640
Mitsui High-Tec, Inc.	21,500	135,367
Mitsui Mining & Smelting Co. Ltd.	11,600	395,749
Mitsui OSK Lines Ltd. (a)	81,700	2,813,578
Mitsui-Soko Holdings Co. Ltd.	7,100	308,242
Mitsuuroko Group Holdings Co. Ltd.	3,800	45,986
Miura Co. Ltd.	18,800	461,588
MIXI, Inc.	7,200	138,926
Mizuho Financial Group, Inc.	593,320	12,178,324
Mizuho Leasing Co. Ltd.	29,500	203,555
Mizuno Corp.	3,400	216,303
Mochida Pharmaceutical Co. Ltd.	3,500	82,092
Modec, Inc.	18,800	444,897
Monex Group, Inc.	37,700	158,665
Money Forward, Inc. (b)	10,300	421,750
Monogatari Corp.	8,200	223,001
MonotaRO Co. Ltd. (a)	60,300	1,010,691
Mori Hills REIT Investment Corp.	383	340,855
Mori Trust Reit, Inc.	646	294,457
Morinaga & Co. Ltd.	14,600	292,888
Morinaga Milk Industry Co. Ltd. (a)	16,600	407,689
Morita Holdings Corp.	4,400	67,766
MOS Food Services, Inc. (a)	5,200	130,145
MS&AD Insurance Group Holdings, Inc.	309,800	7,212,206
Murata Manufacturing Co. Ltd.	413,200	8,107,143
Musashi Seimitsu Industry Co. Ltd.	10,800	147,534
Musashino Bank Ltd.	4,100	76,388
Nabtesco Corp.	23,100	398,727
Nachi-Fujikoshi Corp.	2,300	50,087
Nafco Co. Ltd.	2,000	34,564
Nagaileben Co. Ltd.	6,300	111,695
Nagase & Co. Ltd.	20,100	449,805
Nagawa Co. Ltd. (a)	1,600	82,103
Nagoya Railroad Co. Ltd.	42,500	517,285

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Nakanishi, Inc.	13,100	$243,885
Namura Shipbuilding Co. Ltd.	10,000	97,525
Nankai Electric Railway Co. Ltd.	23,200	382,693
Nanto Bank Ltd.	5,600	117,841
NEC Corp.	59,700	5,738,779
NEC Networks & System Integration Corp.	14,100	272,951
NET One Systems Co. Ltd.	19,200	480,403
Nexon Co. Ltd.	93,800	1,855,475
Nextage Co. Ltd. (a)	8,200	105,309
NGK Insulators Ltd.	57,400	750,807
NH Foods Ltd.	20,800	775,492
NHK Spring Co. Ltd.	42,200	536,351
Nichias Corp.	12,200	485,305
Nichicon Corp. (a)	9,900	65,889
Nichiden Corp. (a)	3,800	88,996
Nichiha Corp.	5,200	126,328
Nichirei Corp.	24,600	768,234
NIDEC Corp. (a)	202,400	4,253,456
Nifco, Inc.	19,100	485,512
Nihon Kohden Corp.	34,400	511,527
Nihon M&A Center Holdings, Inc. (a)	67,400	308,493
Nihon Parkerizing Co. Ltd.	18,600	161,372
Nikkiso Co. Ltd.	9,900	70,042
Nikkon Holdings Co. Ltd.	22,800	301,816
Nikon Corp. (a)	68,900	715,541
Nintendo Co. Ltd.	253,300	13,522,083
Nippn Corp.	8,800	136,516
Nippon Accommodations Fund, Inc. REIT	122	544,155
Nippon Building Fund, Inc. REIT	1,765	1,626,307
Nippon Carbon Co. Ltd.	1,200	37,878
Nippon Ceramic Co. Ltd.	2,800	49,505
Nippon Densetsu Kogyo Co. Ltd.	7,600	101,960
Nippon Electric Glass Co. Ltd.	19,600	460,677
NIPPON EXPRESS HOLDINGS, Inc.	16,600	875,144
Nippon Gas Co. Ltd.	22,400	359,709
Nippon Kanzai Holdings Co. Ltd.	4,000	74,944
Nippon Kayaku Co. Ltd.	26,800	234,013
Nippon Light Metal Holdings Co. Ltd.	14,500	165,031
Nippon Paint Holdings Co. Ltd.	217,900	1,671,877
Nippon Paper Industries Co. Ltd. (a)	23,100	158,263
Nippon Parking Development Co. Ltd.	44,800	72,662
Nippon Prologis REIT, Inc.	528	908,792
NIPPON REIT Investment Corp.	97	219,715
Nippon Road Co. Ltd.	6,000	72,190
Nippon Sanso Holdings Corp.	41,200	1,501,507
Security Description	Shares	Value
Nippon Seiki Co. Ltd.	9,900	$80,424
Nippon Shinyaku Co. Ltd.	12,100	315,189
Nippon Shokubai Co. Ltd.	25,600	310,336
Nippon Signal Co. Ltd.	6,300	42,106
Nippon Soda Co. Ltd.	9,400	163,895
Nippon Steel Corp. (a)	207,900	4,648,100
Nippon Telegraph & Telephone Corp.	7,437,700	7,633,210
Nippon Television Holdings, Inc.	11,400	178,882
Nippon Yusen KK (a)	112,500	4,105,495
Nipro Corp.	33,100	329,403
Nishimatsu Construction Co. Ltd.	7,700	273,839
Nishimatsuya Chain Co. Ltd.	9,000	155,034
Nishi-Nippon Financial Holdings, Inc.	26,800	305,772
Nishi-Nippon Railroad Co. Ltd.	15,700	251,130
Nishio Holdings Co. Ltd.	2,900	81,400
Nissan Chemical Corp.	31,500	1,128,838
Nissan Motor Co. Ltd. (a)	552,200	1,553,835
Nissan Shatai Co. Ltd. (a)	13,600	98,786
Nissha Co. Ltd.	8,200	111,328
Nisshin Oillio Group Ltd.	5,500	202,636
Nisshin Seifun Group, Inc.	50,700	644,561
Nisshinbo Holdings, Inc.	27,200	182,322
Nissin Foods Holdings Co. Ltd.	47,700	1,336,227
Nissui Corp.	64,900	416,287
Niterra Co. Ltd. (a)	36,800	1,027,796
Nitori Holdings Co. Ltd.	19,000	2,895,029
Nitta Corp. (a)	3,000	77,391
Nittetsu Mining Co. Ltd.	1,600	47,763
Nitto Boseki Co. Ltd. (a)	6,800	280,006
Nitto Denko Corp.	170,500	2,847,031
Nitto Kogyo Corp.	5,500	115,737
Noevir Holdings Co. Ltd.	3,500	126,503
NOF Corp.	49,100	844,421
Nohmi Bosai Ltd.	4,800	97,852
Nojima Corp.	14,200	201,127
NOK Corp.	19,500	305,914
Nomura Co. Ltd.	11,200	64,049
Nomura Holdings, Inc.	730,400	3,793,954
Nomura Micro Science Co. Ltd. (a)	5,600	94,978
Nomura Real Estate Holdings, Inc. (a)	25,400	680,281
Nomura Real Estate Master Fund, Inc. REIT	997	996,024
Nomura Research Institute Ltd.	89,000	3,297,679
Noritake Co. Ltd.	6,600	180,180
Noritsu Koki Co. Ltd.	4,200	128,314
Noritz Corp.	6,800	86,616
North Pacific Bank Ltd.	161,100	434,736
NS Solutions Corp. (a)	13,600	355,117
NS United Kaiun Kaisha Ltd. (a)	1,400	44,142

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
NSD Co. Ltd.	16,000	$354,027
NSK Ltd. (a)	129,700	653,668
NTN Corp. (a)	90,000	161,263
NTT Data Group Corp.	149,900	2,697,969
NTT UD REIT Investment Corp.	365	292,684
Nxera Pharma Co. Ltd. (a) (b)	13,900	119,720
Obara Group, Inc.	1,300	36,717
Obayashi Corp.	154,200	1,954,450
OBIC Business Consultants Co. Ltd.	6,800	352,883
Obic Co. Ltd.	80,500	2,839,786
Odakyu Electric Railway Co. Ltd. (a)	71,900	803,748
Ogaki Kyoritsu Bank Ltd.	8,200	104,449
Ohsho Food Service Corp.	5,700	113,530
Oiles Corp.	4,900	69,746
Oji Holdings Corp. (a)	250,300	1,004,420
Okamoto Industries, Inc.	1,900	69,470
Okamura Corp.	11,300	156,181
Okasan Securities Group, Inc.	44,000	190,716
Oki Electric Industry Co. Ltd.	29,500	200,874
Okinawa Cellular Telephone Co.	4,800	132,718
Okinawa Electric Power Co., Inc. (a)	19,635	142,623
Okinawa Financial Group, Inc.	2,300	36,629
OKUMA Corp.	11,000	235,549
Okumura Corp.	6,300	191,149
Olympus Corp.	281,500	5,349,956
Omron Corp.	41,700	1,908,626
One REIT, Inc. (a)	58	100,600
Ono Pharmaceutical Co. Ltd. (a)	85,900	1,147,916
Onward Holdings Co. Ltd.	36,300	133,740
Open House Group Co. Ltd.	18,700	706,610
Open Up Group, Inc.	10,803	154,372
Optex Group Co. Ltd.	4,700	50,963
Optorun Co. Ltd. (a)	5,700	70,852
Oracle Corp. Japan	9,200	948,364
Organo Corp.	6,000	293,624
Orient Corp. (a)	17,800	116,725
Oriental Land Co. Ltd.	261,900	6,770,877
ORIX Corp.	288,400	6,689,815
Orix JREIT, Inc.	620	665,772
Osaka Gas Co. Ltd.	86,100	1,940,621
Osaka Organic Chemical Industry Ltd. (a)	2,800	61,172
Osaka Soda Co. Ltd. (a)	17,000	228,069
Osaka Steel Co. Ltd.	3,400	81,411
OSAKA Titanium Technologies Co. Ltd. (a)	5,100	88,565
OSG Corp.	18,600	263,253
Otsuka Corp.	52,300	1,295,800
Otsuka Holdings Co. Ltd.	102,000	5,763,884
Pacific Industrial Co. Ltd.	8,700	83,387
PAL GROUP Holdings Co. Ltd.	8,800	156,141
Security Description	Shares	Value
PALTAC Corp.	6,400	$197,315
Pan Pacific International Holdings Corp.	90,700	2,342,957
Panasonic Holdings Corp.	565,100	4,910,649
Paramount Bed Holdings Co. Ltd.	10,400	188,311
Park24 Co. Ltd. (b)	29,600	370,931
Pasona Group, Inc.	4,800	73,792
Penta-Ocean Construction Co. Ltd.	65,800	294,039
PeptiDream, Inc. (a) (b)	25,000	465,080
Persol Holdings Co. Ltd.	422,000	757,617
PHC Holdings Corp. (a)	12,900	95,055
Pigeon Corp.	24,000	282,215
PILLAR Corp.	9,400	272,721
Pilot Corp.	5,300	164,328
Piolax, Inc. (a)	4,300	70,254
PKSHA Technology, Inc. (a) (b)	3,100	73,361
Plus Alpha Consulting Co. Ltd.	8,100	123,618
Pola Orbis Holdings, Inc.	19,800	204,727
Pressance Corp.	4,800	64,497
Prestige International, Inc.	14,500	71,263
Prima Meat Packers Ltd. (a)	3,400	56,429
Raito Kogyo Co. Ltd. (a)	9,300	140,761
Raiznext Corp.	6,900	79,738
Rakus Co. Ltd.	21,500	336,163
Rakuten Bank Ltd. (b)	21,700	489,251
Rakuten Group, Inc. (b)	356,200	2,304,941
Raysum Co. Ltd.	2,300	94,869
Recruit Holdings Co. Ltd.	361,600	22,005,928
Relo Group, Inc.	20,900	274,400
Renesas Electronics Corp.	422,100	6,134,969
Rengo Co. Ltd.	42,800	298,888
RENOVA, Inc. (a) (b)	6,200	43,778
Resona Holdings, Inc. (a)	500,702	3,492,032
Resonac Holdings Corp. (a)	41,800	1,075,391
Resorttrust, Inc.	18,900	380,008
Restar Corp.	4,300	81,467
Retail Partners Co. Ltd.	8,600	82,188
Ricoh Co. Ltd.	126,400	1,363,059
Ricoh Leasing Co. Ltd.	2,100	72,599
Riken Keiki Co. Ltd.	7,400	198,658
Riken Vitamin Co. Ltd.	4,400	79,424
Rinnai Corp.	23,700	585,044
Riso Kagaku Corp.	2,900	69,236
Rohm Co. Ltd. (a)	75,600	848,809
Rohto Pharmaceutical Co. Ltd.	45,700	1,141,222
Roland Corp.	4,400	115,199
Rorze Corp.	23,000	316,765
Round One Corp.	42,200	323,049
Royal Holdings Co. Ltd. (a)	19,200	332,081
RS Technologies Co. Ltd.	1,600	40,268
Ryobi Ltd.	4,600	62,613
Ryohin Keikaku Co. Ltd.	57,100	1,051,464

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ryoyo Ryosan Holdings, Inc. (a)	8,596	$152,642
S Foods, Inc.	2,700	52,154
Saibu Gas Holdings Co. Ltd.	13,400	170,966
Saizeriya Co. Ltd.	7,500	299,392
Sakai Moving Service Co. Ltd.	4,900	86,017
Sakata INX Corp.	6,900	77,712
Sakata Seed Corp.	6,100	150,538
Sakura Internet, Inc. (a)	3,900	116,967
SAMTY HOLDINGS Co. Ltd. (a)	4,100	80,028
Samty Residential Investment Corp. REIT	129	90,635
San-A Co. Ltd.	9,000	162,018
San-Ai Obbli Co. Ltd.	10,800	146,854
Sangetsu Corp.	11,700	230,090
San-In Godo Bank Ltd.	28,800	245,638
Sanken Electric Co. Ltd. (b)	8,100	379,744
Sanki Engineering Co. Ltd.	7,100	119,078
Sankyo Co. Ltd.	44,000	647,819
Sankyu, Inc.	11,300	380,301
Sanrio Co. Ltd.	38,100	1,100,063
Sansan, Inc. (b)	13,800	207,328
Santen Pharmaceutical Co. Ltd.	76,100	922,787
Sanwa Holdings Corp.	47,600	1,256,222
Sanyo Chemical Industries Ltd.	1,300	37,671
Sanyo Denki Co. Ltd.	2,000	134,648
Sanyo Special Steel Co. Ltd.	8,000	107,047
Sapporo Holdings Ltd.	15,400	851,500
Sato Holdings Corp.	5,600	82,019
Sawai Group Holdings Co. Ltd.	27,300	388,868
SBI Holdings, Inc.	62,900	1,448,934
SBI Sumishin Net Bank Ltd.	16,400	307,615
SBS Holdings, Inc.	3,300	62,821
SCREEN Holdings Co. Ltd. (a)	18,700	1,303,797
SCSK Corp.	35,700	738,634
Secom Co. Ltd.	99,800	3,693,661
Sega Sammy Holdings, Inc.	39,400	787,780
Seibu Holdings, Inc. (a)	55,800	1,244,811
Seiko Epson Corp.	65,600	1,210,509
Seiko Group Corp. (a)	6,900	187,647
Seino Holdings Co. Ltd. (a)	26,300	442,562
Seiren Co. Ltd.	9,100	171,897
Sekisui Chemical Co. Ltd.	86,800	1,354,126
Sekisui House Ltd.	141,600	3,933,993
Sekisui House Reit, Inc.	937	497,847
Sekisui Jushi Corp. (a)	6,100	98,468
Senko Group Holdings Co. Ltd. (a)	36,600	319,073
Senshu Electric Co. Ltd.	2,700	94,945
Senshu Ikeda Holdings, Inc. (a)	48,600	110,424
Septeni Holdings Co. Ltd.	11,000	35,913
Seria Co. Ltd.	9,800	240,478
Security Description	Shares	Value
Seven & i Holdings Co. Ltd.	531,400	$7,976,201
Seven Bank Ltd. (a)	148,600	297,429
SG Holdings Co. Ltd. (a)	82,900	893,099
Sharp Corp. (a) (b)	71,800	476,759
Shibaura Machine Co. Ltd.	3,800	104,936
Shibaura Mechatronics Corp.	2,100	115,101
Shibuya Corp.	3,500	92,981
SHIFT, Inc. (b)	3,100	296,043
Shiga Bank Ltd.	9,000	204,174
Shikoku Electric Power Co., Inc.	37,700	335,383
Shikoku Kasei Holdings Corp.	6,600	94,912
Shimadzu Corp.	56,300	1,879,028
Shimamura Co. Ltd.	9,600	525,101
Shimano, Inc.	18,200	3,457,033
Shimizu Corp.	123,300	847,774
Shin Nippon Air Technologies Co. Ltd.	2,600	62,982
Shinagawa Refractories Co. Ltd.	5,900	70,079
Shin-Etsu Chemical Co. Ltd.	442,800	18,502,626
Shin-Etsu Polymer Co. Ltd.	10,100	109,445
Shinko Electric Industries Co. Ltd. (b)	15,600	598,633
Shinmaywa Industries Ltd.	11,300	104,595
Shinnihon Corp.	5,800	64,512
Shionogi & Co. Ltd.	187,500	2,691,773
Ship Healthcare Holdings, Inc.	16,000	261,577
Shiseido Co. Ltd.	95,000	2,573,581
Shizuoka Financial Group, Inc.	103,800	903,098
Shizuoka Gas Co. Ltd.	8,100	60,195
SHO-BOND Holdings Co. Ltd.	8,600	341,018
Shochiku Co. Ltd. (a)	2,800	207,005
Shoei Co. Ltd. (a)	11,000	171,721
Shoei Foods Corp. (a)	2,300	74,448
Showa Sangyo Co. Ltd.	4,300	87,780
Siix Corp.	3,200	24,720
Simplex Holdings, Inc.	6,800	115,045
Sinfonia Technology Co. Ltd.	4,500	158,872
Sinko Industries Ltd.	4,100	134,431
SKY Perfect JSAT Holdings, Inc.	29,400	183,339
Skylark Holdings Co. Ltd.	51,200	827,025
SMC Corp.	13,800	6,140,730
SMS Co. Ltd.	15,100	227,651
Socionext, Inc. (a)	40,500	802,978
SoftBank Corp.	7,069,000	9,251,376
SoftBank Group Corp.	252,100	14,852,116
Sohgo Security Services Co. Ltd.	87,800	635,298
Sojitz Corp. (a)	53,520	1,259,052
Sompo Holdings, Inc.	237,300	5,310,384
Sony Group Corp.	1,525,500	29,621,618
SOSiLA Logistics REIT, Inc.	112	90,671
Sotetsu Holdings, Inc. (a)	18,600	310,130
Sparx Group Co. Ltd.	4,300	39,531
Square Enix Holdings Co. Ltd.	20,700	824,151

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SRE Holdings Corp. (b)	4,100	$126,405
Stanley Electric Co. Ltd.	27,700	515,792
Star Asia Investment Corp. REIT	480	178,523
Star Micronics Co. Ltd.	8,200	110,239
Starts Corp., Inc.	6,800	165,199
Strike Co. Ltd.	1,300	39,534
Subaru Corp.	148,400	2,575,006
Sugi Holdings Co. Ltd.	23,600	439,778
SUMCO Corp. (a)	83,300	897,991
Sumiseki Holdings, Inc. (a)	3,500	22,536
Sumitomo Bakelite Co. Ltd.	15,000	421,246
Sumitomo Chemical Co. Ltd.	336,700	959,209
Sumitomo Corp.	250,300	5,589,053
Sumitomo Densetsu Co. Ltd.	3,700	113,814
Sumitomo Electric Industries Ltd. (a)	169,800	2,724,943
Sumitomo Forestry Co. Ltd.	36,800	1,825,336
Sumitomo Heavy Industries Ltd.	25,200	606,040
Sumitomo Metal Mining Co. Ltd.	58,800	1,763,918
Sumitomo Mitsui Construction Co. Ltd.	22,100	61,801
Sumitomo Mitsui Financial Group, Inc.	912,600	19,427,202
Sumitomo Mitsui Trust Holdings, Inc.	155,600	3,688,756
Sumitomo Osaka Cement Co. Ltd.	7,800	222,810
Sumitomo Pharma Co. Ltd. (a) (b)	33,700	140,417
Sumitomo Realty & Development Co. Ltd.	68,000	2,284,732
Sumitomo Riko Co. Ltd.	7,900	80,469
Sumitomo Rubber Industries Ltd.	36,400	398,888
Sumitomo Warehouse Co. Ltd. (a)	10,700	201,448
Sun Corp.	2,100	107,173
Sun Frontier Fudousan Co. Ltd.	5,800	71,284
Sundrug Co. Ltd.	16,200	479,522
Suntory Beverage & Food Ltd.	31,600	1,191,628
SUNWELS Co. Ltd. (a)	3,100	35,044
Suruga Bank Ltd. (a)	34,300	267,369
Suzuken Co. Ltd.	13,200	461,686
Suzuki Motor Corp. (a)	382,200	4,255,128
SWCC Corp.	6,600	264,388
Sysmex Corp.	119,500	2,361,762
Systena Corp.	63,300	164,180
T Hasegawa Co. Ltd.	6,800	155,691
T&D Holdings, Inc.	131,700	2,297,200
Tadano Ltd.	23,700	158,298
Taihei Dengyo Kaisha Ltd.	3,100	112,262
Taiheiyo Cement Corp.	25,000	588,821
Taikisha Ltd.	5,100	174,528
Security Description	Shares	Value
Taisei Corp.	39,000	$1,706,795
Taiyo Holdings Co. Ltd.	8,600	222,455
Taiyo Yuden Co. Ltd. (a)	27,900	568,669
Takamatsu Construction Group Co. Ltd.	1,300	26,693
Takara Bio, Inc.	7,300	51,341
Takara Holdings, Inc.	35,500	302,038
Takara Leben Real Estate Investment Corp. REIT	129	79,543
Takara Standard Co. Ltd.	13,200	147,282
Takasago International Corp.	2,900	111,710
Takasago Thermal Engineering Co. Ltd.	11,600	416,834
Takashimaya Co. Ltd. (a)	61,400	490,633
Takeda Pharmaceutical Co. Ltd.	393,838	11,296,961
Takeuchi Manufacturing Co. Ltd.	7,700	237,933
Takuma Co. Ltd.	13,400	150,169
Tama Home Co. Ltd.	4,400	123,350
Tamron Co. Ltd.	7,600	237,500
TBS Holdings, Inc.	7,400	201,607
TDK Corp.	471,000	6,002,747
TechMatrix Corp.	9,100	152,812
TechnoPro Holdings, Inc.	24,600	477,932
Teijin Ltd.	41,100	406,862
Terumo Corp.	324,500	6,125,210
T-Gaia Corp. (a)	5,400	138,549
THK Co. Ltd.	33,400	587,022
TIS, Inc.	49,700	1,268,559
TKC Corp.	10,100	270,082
TKP Corp. (b)	4,400	46,941
Toa Corp. (a)	8,000	54,810
Toagosei Co. Ltd.	18,700	211,199
Tobu Railway Co. Ltd.	42,900	750,690
Tocalo Co. Ltd.	12,500	167,436
Toda Corp. (a)	54,600	359,534
Toei Animation Co. Ltd.	14,600	308,760
Toei Co. Ltd. (a)	6,500	206,760
Toenec Corp. (a)	6,000	39,010
Toho Bank Ltd. (a)	30,200	55,316
Toho Co. Ltd.	25,800	1,048,486
Toho Gas Co. Ltd.	16,800	466,158
Toho Holdings Co. Ltd. (a)	11,800	374,442
Toho Titanium Co. Ltd. (a)	6,300	49,857
Tohoku Electric Power Co., Inc.	111,400	1,067,739
Tokai Carbon Co. Ltd. (a)	41,400	266,565
Tokai Corp.	2,300	34,490
TOKAI Holdings Corp.	21,100	143,233
Tokai Rika Co. Ltd.	11,200	153,468
Tokai Tokyo Financial Holdings, Inc.	41,500	140,132
Token Corp.	1,100	86,899
Tokio Marine Holdings, Inc.	456,400	16,690,635
Tokuyama Corp.	13,200	266,095
Tokyo Century Corp.	32,000	359,284

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (b)	352,300	$1,568,651
Tokyo Electron Device Ltd. (a)	16,200	407,718
Tokyo Electron Ltd.	112,200	19,837,374
Tokyo Gas Co. Ltd.	85,500	1,994,641
Tokyo Kiraboshi Financial Group, Inc.	11,700	338,224
Tokyo Ohka Kogyo Co. Ltd.	20,700	504,910
Tokyo Seimitsu Co. Ltd.	9,000	475,042
Tokyo Steel Manufacturing Co. Ltd.	15,900	220,537
Tokyo Tatemono Co. Ltd.	50,600	812,380
Tokyotokeiba Co. Ltd.	3,400	104,230
Tokyu Construction Co. Ltd.	17,300	85,387
Tokyu Corp.	119,000	1,541,576
Tokyu Fudosan Holdings Corp.	138,200	952,637
Tokyu REIT, Inc.	280	303,607
TOMONY Holdings, Inc.	28,300	73,599
Tomy Co. Ltd.	20,100	549,715
Topcon Corp.	24,500	264,714
TOPPAN Holdings, Inc.	65,300	1,937,452
Topre Corp.	7,000	87,549
Toray Industries, Inc.	329,500	1,942,355
Toridoll Holdings Corp. (a)	11,200	291,275
Torii Pharmaceutical Co. Ltd.	3,800	102,943
Tosei Corp.	5,700	91,653
Toshiba TEC Corp.	9,200	223,182
Tosoh Corp.	67,500	902,737
Totech Corp.	5,300	98,412
Totetsu Kogyo Co. Ltd.	19,600	467,254
TOTO Ltd. (a)	32,200	1,201,422
Towa Corp. (a)	12,900	198,135
Towa Pharmaceutical Co. Ltd.	5,600	117,841
Toyo Construction Co. Ltd.	16,800	156,678
Toyo Gosei Co. Ltd.	1,400	78,985
Toyo Seikan Group Holdings Ltd.	44,400	698,716
Toyo Suisan Kaisha Ltd.	21,100	1,379,082
Toyo Tanso Co. Ltd.	3,700	147,183
Toyo Tire Corp.	28,200	411,447
Toyobo Co. Ltd.	20,100	139,255
Toyoda Gosei Co. Ltd.	14,700	251,269
Toyota Boshoku Corp.	23,400	305,587
Toyota Industries Corp.	34,800	2,682,257
Toyota Motor Corp.	2,523,940	44,862,398
Toyota Tsusho Corp.	151,400	2,736,081
Trancom Co. Ltd.	1,300	96,882
Transcosmos, Inc.	3,700	91,698
TRE Holdings Corp.	5,800	66,945
Trend Micro, Inc.	31,900	1,892,501
Tri Chemical Laboratories, Inc. (a)	5,600	136,437
Trial Holdings, Inc.	8,700	211,357
Trusco Nakayama Corp.	8,700	150,352
TS Tech Co. Ltd.	24,500	298,628
Tsubakimoto Chain Co.	17,400	228,570
Security Description	Shares	Value
Tsuburaya Fields Holdings, Inc. (a)	23,600	$411,482
Tsugami Corp.	12,500	129,509
Tsumura & Co.	13,000	410,067
Tsuruha Holdings, Inc.	8,600	545,316
Tsurumi Manufacturing Co. Ltd. (a)	3,300	93,205
TV Asahi Holdings Corp.	5,000	69,421
UACJ Corp.	7,300	261,298
UBE Corp.	22,200	414,310
Ulvac, Inc.	10,600	564,607
U-Next Holdings Co. Ltd. (a)	5,600	214,541
Unicharm Corp.	95,800	3,471,277
Union Tool Co.	2,400	103,188
United Super Markets Holdings, Inc. (a)	5,500	32,606
United Urban Investment Corp. REIT	663	640,103
Universal Entertainment Corp. (a)	3,600	35,235
Ushio, Inc.	17,800	252,615
USS Co. Ltd.	94,800	899,023
UT Group Co. Ltd.	6,400	123,132
Valor Holdings Co. Ltd.	7,600	117,050
Visional, Inc. (b)	5,500	304,915
VT Holdings Co. Ltd.	20,000	65,716
Wacoal Holdings Corp.	7,800	244,350
Wacom Co. Ltd.	24,300	116,030
Wakita & Co. Ltd.	7,000	84,808
WealthNavi, Inc. (a) (b)	8,600	68,420
Welcia Holdings Co. Ltd.	21,800	310,601
West Holdings Corp.	5,510	106,818
West Japan Railway Co.	104,400	1,988,154
WingArc1st, Inc.	3,500	78,422
Workman Co. Ltd.	3,800	118,484
Yakult Honsha Co. Ltd. (a)	58,800	1,364,354
YAMABIKO Corp.	6,300	111,915
Yamada Holdings Co. Ltd.	125,200	392,738
Yamaguchi Financial Group, Inc.	42,400	459,304
Yamaha Corp. (a)	90,300	778,699
Yamaha Motor Co. Ltd.	206,100	1,844,295
Yamato Holdings Co. Ltd. (a)	60,500	691,114
Yamato Kogyo Co. Ltd.	9,500	475,332
Yamazaki Baking Co. Ltd.	27,400	545,069
Yamazen Corp.	14,000	133,012
Yaoko Co. Ltd.	5,200	353,428
Yaskawa Electric Corp.	65,200	2,278,171
Yellow Hat Ltd.	23,200	421,700
Yodogawa Steel Works Ltd.	4,400	171,952
Yokogawa Bridge Holdings Corp.	6,900	128,266
Yokogawa Electric Corp.	55,000	1,405,376
Yokohama Rubber Co. Ltd.	26,800	601,801
Yokorei Co. Ltd. (a)	11,000	72,980
Yonex Co. Ltd.	14,000	207,397

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Yoshinoya Holdings Co. Ltd. (a)	14,000	$307,424
Yuasa Trading Co. Ltd.	3,200	111,409
Yurtec Corp.	5,500	58,907
Zenkoku Hosho Co. Ltd.	11,000	434,032
Zensho Holdings Co. Ltd.	22,300	1,237,226
Zeon Corp.	34,200	325,048
ZERIA Pharmaceutical Co. Ltd.	2,600	41,261
ZIGExN Co. Ltd.	13,900	58,791
Zojirushi Corp.	9,400	108,628
ZOZO, Inc. (a)	32,400	1,181,023
Zuken, Inc.	3,500	87,843
		1,199,950,271
JERSEY — 0.0% (f)
JTC PLC (d)	33,964	481,999
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	37,705	966,499
KUWAIT — 0.2%
Agility Global PLC	805,380	267,510
Agility Public Warehousing Co. KSC	402,690	288,908
Al Ahli Bank of Kuwait KSCP	280,906	250,308
Arabi Group Holding KSC (b)	198,460	238,607
Boubyan Bank KSCP	367,407	686,067
Boubyan Petrochemicals Co. KSCP	96,096	201,479
Boursa Kuwait Securities Co. KPSC	53,839	358,927
Burgan Bank SAK	257,736	160,425
Commercial Real Estate Co. KSC	276,563	136,809
Gulf Bank KSCP	496,522	492,862
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	95,895
Humansoft Holding Co. KSC	24,729	220,678
Jazeera Airways Co. KSCP (b)	15,731	51,483
Kuwait Finance House KSCP	2,498,046	5,859,463
Kuwait International Bank KSCP	241,705	141,737
Kuwait Projects Co. Holding KSCP (b)	591,156	188,047
Kuwait Real Estate Co. KSC	121,374	95,827
Kuwait Telecommunications Co.	187,081	332,793
Mabanee Co. KPSC	179,145	491,218
Mezzan Holding Co. KSCC	29,758	88,031
Mobile Telecommunications Co. KSCP	473,369	736,610
National Bank of Kuwait SAKP	1,775,055	5,134,721
National Industries Group Holding SAK	469,406	342,924
National Investments Co. KSCP	53,192	40,776
National Real Estate Co. KPSC (b)	185,947	44,469
Security Description	Shares	Value
Salhia Real Estate Co. KSCP	311,207	$434,313
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC (b)	364,189	176,576
Warba Bank KSCP (b)	162,931	100,881
		17,658,344
LUXEMBOURG — 0.1%
Aperam SA	15,447	485,123
ArcelorMittal SA	116,357	3,056,910
Eurofins Scientific SE	31,172	1,979,524
Reinet Investments SCA	31,803	883,711
SES SA	83,968	421,519
		6,826,787
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	519,000	2,609,198
Sands China Ltd. (b)	566,400	1,452,551
SJM Holdings Ltd. (a) (b)	521,249	207,359
Wynn Macau Ltd.	355,200	309,128
		4,578,236
MALAYSIA — 0.5%
Alliance Bank Malaysia Bhd.	209,800	226,412
AMMB Holdings Bhd.	937,800	1,137,141
Axiata Group Bhd.	730,611	446,499
Axis Real Estate Investment Trust	601,686	267,027
Bank Islam Malaysia Bhd.	65,900	43,150
Bermaz Auto Bhd.	173,300	94,141
British American Tobacco Malaysia Bhd.	23,500	44,738
Bumi Armada Bhd. (b)	2,298,900	262,031
Bursa Malaysia Bhd.	132,900	306,829
Carlsberg Brewery Malaysia Bhd. Class B	27,200	129,816
CELCOMDIGI Bhd.	778,500	702,321
Chin Hin Group Bhd. (b)	248,000	127,503
CIMB Group Holdings Bhd.	1,589,760	3,103,569
CTOS Digital Bhd.	342,900	101,452
D&O Green Technologies Bhd.	50,200	25,931
Dayang Enterprise Holdings Bhd.	211,800	117,110
Dialog Group Bhd.	889,900	463,995
DRB-Hicom Bhd.	194,800	52,910
Fraser & Neave Holdings Bhd.	40,800	308,907
Frontken Corp. Bhd.	224,450	199,765
Gamuda Bhd.	431,664	845,846
Genting Bhd.	683,000	700,640
Genting Malaysia Bhd.	968,600	568,452
Greatech Technology Bhd. (b)	76,600	39,382
Hartalega Holdings Bhd.	334,300	226,191
Heineken Malaysia Bhd.	28,800	163,155
Hibiscus Petroleum Bhd.	300,000	145,507
Hong Leong Bank Bhd.	183,932	961,701
IHH Healthcare Bhd.	518,100	899,623
IJM Corp. Bhd.	331,300	235,409

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Inari Amertron Bhd.	564,000	$396,653
IOI Corp. Bhd.	520,700	474,799
IOI Properties Group Bhd. (b)	371,500	190,998
ITMAX SYSTEM Bhd.	183,300	160,474
Kossan Rubber Industries Bhd.	156,300	70,882
KPJ Healthcare Bhd.	431,700	221,948
Kuala Lumpur Kepong Bhd.	116,585	580,734
Mah Sing Group Bhd.	274,800	114,625
Malakoff Corp. Bhd.	123,000	28,039
Malayan Banking Bhd.	1,314,265	3,340,244
Malaysia Airports Holdings Bhd.	224,741	570,096
Malaysian Pacific Industries Bhd.	23,900	154,175
Maxis Bhd.	577,200	552,914
MBSB Bhd.	371,600	68,940
Mega First Corp. Bhd.	55,600	59,328
MISC Bhd.	271,700	513,947
Mr. DIY Group M Bhd. (d)	821,400	422,303
My EG Services Bhd.	1,094,700	236,276
Nestle Malaysia Bhd.	19,800	499,382
Pavilion Real Estate Investment Trust	1,009,000	352,361
Pentamaster Corp. Bhd.	106,500	90,397
Petronas Chemicals Group Bhd.	877,000	1,199,534
Petronas Dagangan Bhd.	120,900	523,651
Petronas Gas Bhd.	233,200	1,017,970
PPB Group Bhd.	148,480	520,679
Press Metal Aluminium Holdings Bhd.	860,400	1,055,808
Public Bank Bhd.	3,787,300	4,188,211
QL Resources Bhd.	418,125	474,554
RHB Bank Bhd.	512,995	768,839
Scientex Bhd.	136,600	143,110
SD Guthrie Bhd.	420,943	488,982
Sime Darby Bhd.	671,935	400,863
Sime Darby Property Bhd.	527,135	187,920
SP Setia Bhd. Group	891,014	270,102
Sports Toto Bhd.	118,836	46,399
Sunway Bhd.	848,000	863,732
Sunway Real Estate Investment Trust	449,800	185,440
Supermax Corp. Bhd. (b)	400,272	80,569
Syarikat Takaful Malaysia Keluarga Bhd.	36,789	34,795
Telekom Malaysia Bhd.	303,486	494,586
Tenaga Nasional Bhd.	609,100	2,132,995
TIME dotCom Bhd.	205,200	235,879
Top Glove Corp. Bhd. (b)	1,121,000	271,856
UEM Sunrise Bhd.	250,000	60,628
Unisem M Bhd.	150,000	113,496
United Plantations Bhd.	33,700	213,961
UWC Bhd. (b)	40,400	19,889
ViTrox Corp. Bhd.	141,200	110,604
VS Industry Bhd.	444,000	106,060
Security Description	Shares	Value
Yinson Holdings Bhd.	199,636	$129,750
YTL Corp. Bhd.	746,100	454,156
YTL Power International Bhd.	528,700	469,272
		39,310,958
MALTA — 0.0% (f)
Kindred Group PLC SDR	46,815	596,237
MEXICO — 0.6%
Alfa SAB de CV Class A	739,800	608,008
Alpek SAB de CV (a)	365,000	234,619
Alsea SAB de CV	110,500	305,197
America Movil SAB de CV	4,620,600	3,806,892
Arca Continental SAB de CV	119,900	1,126,089
Banco del Bajio SA (a) (d)	178,400	418,833
Bolsa Mexicana de Valores SAB de CV	119,400	193,518
Borr Drilling Ltd. (b)	73,270	403,475
Cemex SAB de CV (a)	3,442,264	2,117,830
Coca-Cola Femsa SAB de CV	122,095	1,085,663
Concentradora Fibra Danhos SA de CV REIT	88,800	95,405
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	245,200	155,486
Corp. Inmobiliaria Vesta SAB de CV (a)	203,400	551,511
FIBRA Macquarie Mexico REIT (d)	198,886	319,403
Fibra Uno Administracion SA de CV REIT	847,700	991,189
Fomento Economico Mexicano SAB de CV	474,400	4,703,825
Genomma Lab Internacional SAB de CV Class B	403,000	464,842
Gentera SAB de CV	278,600	312,682
Gruma SAB de CV Class B	54,635	1,019,090
Grupo Aeroportuario del Centro Norte SAB de CV	65,054	552,139
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	104,325	1,819,647
Grupo Aeroportuario del Sureste SAB de CV Class B	44,240	1,257,935
Grupo Bimbo SAB de CV (a)	367,300	1,269,679
Grupo Carso SAB de CV (a)	130,910	814,097
Grupo Financiero Banorte SAB de CV Class O	636,700	4,531,152
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	422,100	960,395
Grupo Mexico SAB de CV	773,400	4,330,993
Grupo Rotoplas SAB de CV (a)	109,841	131,964
Grupo Televisa SAB (a)	583,400	296,730
Grupo Traxion SAB de CV (a) (b) (d)	138,500	142,231
Industrias Penoles SAB de CV (a) (b)	45,920	612,220

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	468,000	$760,184
La Comer SAB de CV (a)	127,600	255,955
Megacable Holdings SAB de CV	186,600	388,583
Nemak SAB de CV (a) (b) (d)	685,761	70,318
Operadora De Sites Mexicanos SAB de CV (a)	281,200	221,924
Orbia Advance Corp. SAB de CV (a)	234,557	238,242
Prologis Property Mexico SA de CV REIT	302,957	995,483
Promotora y Operadora de Infraestructura SAB de CV	43,590	412,106
Qualitas Controladora SAB de CV (a)	45,500	357,394
Regional SAB de CV	59,300	345,811
Southern Copper Corp.	22,326	2,582,448
Wal-Mart de Mexico SAB de CV	1,294,500	3,907,538
		46,168,725
NETHERLANDS — 2.4%
Aalberts NV	22,994	935,140
ABN AMRO Bank NV GDR (d)	106,633	1,928,521
Adyen NV (b) (d)	5,283	8,269,861
Aegon Ltd.	355,705	2,289,807
Akzo Nobel NV	40,603	2,868,439
Alfen NV (a) (b) (d)	4,401	64,589
AMG Critical Materials NV (a)	8,447	161,301
Arcadis NV	17,220	1,195,384
Argenx SE (b)	14,557	7,889,224
ASM International NV	11,360	7,472,608
ASML Holding NV	96,431	80,242,845
ASR Nederland NV	37,722	1,852,384
Basic-Fit NV (a) (b) (d)	10,532	275,519
BE Semiconductor Industries NV	18,347	2,325,070
Brunel International NV (a)	7,083	69,327
Corbion NV	12,908	369,081
Eurocommercial Properties NV REIT	8,350	232,044
Euronext NV (d)	19,349	2,104,380
EXOR NV	23,667	2,539,664
Flow Traders Ltd. (a)	8,122	171,592
Fugro NV	25,425	579,997
Heineken Holding NV	30,848	2,334,213
Heineken NV (a)	69,971	6,219,179
IMCD NV	13,563	2,359,857
ING Groep NV	801,276	14,553,257
JDE Peet's NV	26,490	554,624
Koninklijke Ahold Delhaize NV	224,695	7,781,421
Koninklijke BAM Groep NV	74,064	347,499
Koninklijke Heijmans NV	3,232	93,423
Koninklijke KPN NV	939,480	3,846,972
Koninklijke Philips NV (b)	201,586	6,618,915
Koninklijke Vopak NV	16,459	765,623
Security Description	Shares	Value
NN Group NV	65,301	$3,263,530
OCI NV	26,058	743,919
Pharming Group NV (a) (b)	152,999	128,066
Pluxee NV (b)	19,291	407,730
PostNL NV (a)	112,149	157,206
Randstad NV (a)	24,941	1,241,459
Redcare Pharmacy NV (b) (d)	4,128	597,074
SBM Offshore NV	32,868	601,224
Sligro Food Group NV	3,660	51,468
TKH Group NV	8,595	362,787
TomTom NV (a) (b)	14,221	81,817
Universal Music Group NV (a)	200,674	5,263,113
Van Lanschot Kempen NV	7,795	371,038
Vastned Retail NV REIT	2,401	64,713
Wereldhave NV REIT	8,129	134,997
Wolters Kluwer NV	59,147	9,987,468
		192,769,369
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	315,047	106,238
Auckland International Airport Ltd.	308,240	1,464,999
Contact Energy Ltd.	209,503	1,089,031
Fisher & Paykel Healthcare Corp. Ltd.	136,407	3,015,917
Fletcher Building Ltd. (b)	234,710	440,536
Goodman Property Trust REIT	225,549	294,904
Infratil Ltd.	195,252	1,521,807
Kiwi Property Group Ltd. REIT	275,172	161,947
Mercury NZ Ltd.	211,252	866,939
Meridian Energy Ltd.	308,004	1,164,047
Ryman Healthcare Ltd. (b)	134,966	369,250
Spark New Zealand Ltd.	419,750	809,210
Xero Ltd. (b)	37,436	3,881,141
		15,185,966
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	222,056	339,554
NORWAY — 0.4%
Aker ASA Class A	4,585	238,552
Aker BP ASA	73,271	1,573,574
Aker Carbon Capture ASA (b)	106,133	63,885
Aker Solutions ASA	65,906	253,921
Austevoll Seafood ASA	20,148	184,978
Avance Gas Holding Ltd. (d)	4,125	41,357
Belships ASA	52,467	99,129
Bluenord ASA (b)	4,642	203,835
Borregaard ASA	18,743	353,056
BW Offshore Ltd.	28,194	76,022
Crayon Group Holding ASA (b) (d)	24,500	290,065
DNB Bank ASA	210,378	4,322,350
DNO ASA	65,996	71,493
DOF Group ASA (b)	31,997	266,119
Elkem ASA (b) (d)	56,997	110,935
Entra ASA (b) (d)	21,977	286,276
Equinor ASA	208,891	5,289,384

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Europris ASA (d)	43,267	$276,461
FLEX LNG Ltd.	7,577	195,528
Frontline PLC	39,003	884,660
Gjensidige Forsikring ASA	45,151	846,208
Golden Ocean Group Ltd.	34,702	463,895
Grieg Seafood ASA	7,676	42,524
Hoegh Autoliners ASA	48,293	624,029
Kitron ASA	33,077	89,816
Kongsberg Gruppen ASA	19,795	1,939,535
Leroy Seafood Group ASA	69,854	320,863
Mowi ASA	107,908	1,944,007
MPC Container Ships ASA	56,147	129,804
NEL ASA (b)	329,737	156,218
Nordic Semiconductor ASA (b)	37,476	379,469
Norsk Hydro ASA	425,375	2,764,848
Norwegian Air Shuttle ASA	131,941	162,348
Nykode Therapeutics ASA (b)	57,689	25,129
Odfjell Drilling Ltd.	17,545	84,788
Orkla ASA	162,997	1,539,029
Protector Forsikring ASA	15,594	358,290
Salmar ASA	16,387	861,151
Schibsted ASA Class A	15,794	510,739
Schibsted ASA Class B	21,027	635,243
SpareBank 1 Nord Norge	20,807	213,865
Sparebank 1 Oestlandet	5,849	80,633
SpareBank 1 SMN	29,179	425,136
SpareBank 1 SR-Bank ASA	42,521	549,848
Stolt-Nielsen Ltd.	6,169	228,424
Storebrand ASA	95,518	1,051,068
Telenor ASA	154,206	1,976,503
TGS ASA	60,635	571,368
TOMRA Systems ASA	51,154	755,218
Wallenius Wilhelmsen ASA	19,594	231,051
		35,042,627
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	47,800	661,552
Credicorp Ltd.	17,300	3,130,781
Hochschild Mining PLC (b)	71,260	175,493
Intercorp Financial Services, Inc.	7,800	203,814
PetroTal Corp.	137,000	64,903
		4,236,543
PHILIPPINES — 0.2%
Alliance Global Group, Inc.	450,900	75,475
AREIT, Inc.	100,200	65,444
Ayala Corp.	59,470	712,632
Ayala Land, Inc.	1,649,200	1,077,149
Bank of the Philippine Islands	490,500	1,182,539
BDO Unibank, Inc.	534,751	1,507,752
Bloomberry Resorts Corp. (b)	741,800	107,092
Century Pacific Food, Inc.	145,200	98,592
Converge Information & Communications Technology Solutions, Inc.	208,200	60,784
Security Description	Shares	Value
D&L Industries, Inc.	337,900	$39,013
DigiPlus Interactive Corp.	238,100	85,829
DMCI Holdings, Inc.	571,200	117,222
GT Capital Holdings, Inc.	21,337	277,957
International Container Terminal Services, Inc.	227,780	1,642,170
JG Summit Holdings, Inc.	515,090	255,534
Jollibee Foods Corp.	105,840	507,314
LT Group, Inc.	314,800	56,289
Manila Electric Co.	63,940	499,996
Manila Water Co., Inc.	223,300	105,797
Megaworld Corp.	1,365,000	52,371
Metropolitan Bank & Trust Co.	429,496	602,425
PLDT, Inc.	13,395	356,164
Puregold Price Club, Inc.	338,780	190,436
Robinsons Land Corp.	375,144	105,238
Robinsons Retail Holdings, Inc.	77,600	55,668
Semirara Mining & Power Corp.	150,000	86,995
SM Investments Corp.	58,325	995,025
SM Prime Holdings, Inc.	2,798,600	1,613,112
Synergy Grid & Development Phils, Inc.	202,800	33,693
TELUS International CDA, Inc. (a) (b)	22,100	86,375
Universal Robina Corp.	280,030	518,209
Wilcon Depot, Inc.	99,300	32,428
		13,202,719
POLAND — 0.3%
Alior Bank SA	22,775	550,214
Allegro.eu SA (b) (d)	159,088	1,443,540
Asseco Poland SA	16,630	376,703
Auto Partner SA	20,329	121,880
Bank Millennium SA (b)	139,551	309,927
Bank Polska Kasa Opieki SA	48,765	1,867,314
Budimex SA	4,169	649,318
CCC SA (b)	10,767	475,720
CD Projekt SA	14,245	646,656
Cyfrowy Polsat SA (b)	52,228	173,853
Dino Polska SA (b) (d)	13,715	1,253,773
Enea SA (b)	55,046	164,436
Eurocash SA	12,734	31,401
Grupa Azoty SA (a) (b)	49,998	265,871
Grupa Kety SA	3,269	702,576
InPost SA (b)	49,382	933,611
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	97,535
KGHM Polska Miedz SA	33,721	1,400,683
KRUK SA	3,866	447,236
LPP SA	312	1,284,175
mBank SA (b)	4,896	787,944
Orange Polska SA	136,372	300,450
ORLEN SA	136,818	1,992,551
PGE Polska Grupa Energetyczna SA (b)	203,171	381,313

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	221,150	$3,227,062
Powszechny Zaklad Ubezpieczen SA	159,785	1,752,666
Santander Bank Polska SA	10,158	1,202,925
Tauron Polska Energia SA (b)	218,537	190,664
Text SA	3,746	71,770
Warsaw Stock Exchange	6,425	73,356
XTB SA (d)	27,082	433,165
		23,610,288
PORTUGAL — 0.1%
Altri SGPS SA	11,642	65,225
Banco Comercial Portugues SA Class R	1,861,941	842,429
Corticeira Amorim SGPS SA (a)	7,984	78,858
CTT-Correios de Portugal SA	16,915	82,874
EDP SA	752,022	3,442,786
Galp Energia SGPS SA	105,685	1,981,556
Greenvolt-Energias Renovaveis SA (b)	10,498	97,245
Jeronimo Martins SGPS SA	63,429	1,248,735
Mota-Engil SGPS SA (a)	18,415	52,737
Navigator Co. SA	56,434	232,282
NOS SGPS SA	43,721	178,345
REN - Redes Energeticas Nacionais SGPS SA	101,023	272,283
Semapa-Sociedade de Investimento e Gestao	5,579	89,910
Sonae SGPS SA	160,077	169,543
		8,834,808
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	108,687
Baladna	275,933	103,068
Barwa Real Estate Co.	488,520	382,793
Commercial Bank PSQC	702,354	848,766
Doha Bank QPSC	414,912	194,864
Dukhan Bank	467,458	495,575
Estithmar Holding QPSC (b)	90,909	46,291
Gulf International Services QSC	149,047	132,632
Gulf Warehousing Co.	42,346	40,392
Industries Qatar QSC	352,881	1,263,820
Masraf Al Rayan QSC	1,391,191	943,763
Mesaieed Petrochemical Holding Co.	1,679,516	751,884
Ooredoo QPSC	169,195	544,621
Qatar Aluminum Manufacturing Co.	766,785	274,830
Qatar Electricity & Water Co. QSC	102,139	442,948
Qatar Fuel QSC	121,132	507,350
Qatar Gas Transport Co. Ltd.	579,399	692,224
Security Description	Shares	Value
Qatar International Islamic Bank QSC	189,272	$571,299
Qatar Islamic Bank QPSC	431,833	2,532,171
Qatar National Bank QPSC	1,140,219	5,308,078
Qatar Navigation QSC	201,095	623,002
United Development Co. QSC	1,537,116	491,826
Vodafone Qatar QSC	302,258	156,068
		17,456,952
ROMANIA — 0.0% (f)
NEPI Rockcastle NV (a)	133,286	1,128,397
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (b) (c)	2,707,900	—
Gazprom PJSC (c)	1,561,848	—
GMK Norilskiy Nickel PAO (c)	950,300	—
Inter RAO UES PJSC (c)	5,356,000	—
LUKOIL PJSC (c)	54,554	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (b) (c)	53,100	—
Moscow Exchange MICEX-RTS PJSC (c)	191,435	—
Novatek PJSC GDR (b) (c)	286	—
Novolipetsk Steel PJSC (c)	224,930	—
PhosAgro PJSC (b) (c)	135	—
PhosAgro PJSC GDR (b) (c)	20,976	—
Polyus PJSC (b) (c)	4,492	—
Polyus PJSC GDR (b) (c)	1,062	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (c)	1,586,024	—
Severstal PAO (c)	31,441	—
Sistema PJSFC GDR (b) (c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Surgutneftegas PJSC Preference Shares (c)	802,100	—
Tatneft PJSC (c)	187,335	—
TCS Group Holding PLC GDR (b) (c)	1,787	—
VK IPJSC GDR (b) (c)	17,475	—
VTB Bank PJSC (b) (c)	87,478	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	90,217	286,663
ACWA Power Co.	35,950	4,739,796
Ades Holding Co.	83,356	447,066
Advanced Petrochemical Co. (b)	32,252	333,576
Al Hammadi Holding	27,000	307,325
Al Jouf Agricultural Development Co.	6,797	115,959
Al Masane Al Kobra Mining Co.	10,480	208,125

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Al Moammar Information Systems Co. (b)	3,626	$188,868
Al Rajhi Bank	483,780	11,245,299
Al Rajhi Co. for Co-operative Insurance (b)	10,522	537,964
Al Rajhi REIT	104,183	242,448
Alamar Foods	3,456	72,134
Alaseel Co.	41,322	51,440
Al-Dawaa Medical Services Co.	6,646	169,365
Aldrees Petroleum & Transport Services Co.	9,113	324,545
Alinma Bank	273,565	2,078,318
AlKhorayef Water & Power Technologies Co. (b)	5,225	225,636
Almarai Co. JSC	52,392	770,922
Almunajem Foods Co.	3,218	102,938
AlSaif Stores For Development & Investment Co.	22,275	48,690
Alujain Corp. (b)	7,396	82,804
Arab National Bank	197,882	1,007,503
Arabian Cement Co.	9,227	63,335
Arabian Centres Co. (d)	99,383	578,591
Arabian Contracting Services Co. (b)	2,606	139,074
Arabian Internet & Communications Services Co.	5,390	405,177
Arriyadh Development Co.	18,294	136,544
Astra Industrial Group	8,946	400,631
Ataa Educational Co.	3,559	77,510
Bank AlBilad	137,990	1,449,274
Bank Al-Jazira (b)	109,091	499,014
Banque Saudi Fransi	124,786	1,071,096
Bawan Co.	4,389	48,963
BinDawood Holding Co.	145,480	302,486
Bupa Arabia for Cooperative Insurance Co.	20,088	1,109,515
Catrion Catering Holding Co.	7,183	212,537
City Cement Co.	6,348	29,951
Co. for Cooperative Insurance	17,625	693,461
Dallah Healthcare Co.	9,649	414,109
Dar Al Arkan Real Estate Development Co. (b)	121,911	506,961
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	1,811,747
East Pipes Integrated Co. for Industry	3,815	147,255
Eastern Province Cement Co.	9,470	81,412
Electrical Industries Co.	137,268	261,993
Elm Co.	6,141	1,904,473
Emaar Economic City (b)	74,864	175,017
Etihad Atheeb Telecommunication Co.	4,723	117,464
Etihad Etisalat Co.	84,453	1,157,137
First Milling Co.	5,996	113,162
Herfy Food Services Co. (b)	2,033	14,984
Security Description	Shares	Value
Jadwa REIT Saudi Fund	30,786	$94,868
Jahez International Co. (b)	26,656	173,093
Jamjoom Pharmaceuticals Factory Co.	6,072	308,504
Jarir Marketing Co.	132,392	463,728
Leejam Sports Co. JSC	5,409	298,177
Maharah Human Resources Co.	79,610	149,187
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	13,889	88,042
Middle East Healthcare Co. (b)	11,802	227,772
Middle East Paper Co. (b)	18,521	216,738
Middle East Pharmaceutical Co.	2,755	102,815
Mobile Telecommunications Co. Saudi Arabia	86,172	251,758
Mouwasat Medical Services Co.	23,271	619,708
Nahdi Medical Co.	8,502	298,252
Najran Cement Co. (b)	15,550	39,379
National Agriculture Development Co. (b)	61,702	456,424
National Co. for Learning & Education	2,895	163,140
National Gas & Industrialization Co.	6,570	185,643
National Industrialization Co. (b)	89,787	270,457
National Medical Care Co.	5,781	318,376
Northern Region Cement Co.	17,439	43,279
Perfect Presentation For Commercial Services Co. (b)	16,920	68,106
Power & Water Utility Co. for Jubail & Yanbu	15,068	241,801
Qassim Cement Co.	8,869	125,538
Retal Urban Development Co.	89,148	365,014
Riyad Bank	327,698	2,176,850
SABIC Agri-Nutrients Co.	51,220	1,622,044
Sahara International Petrochemical Co.	91,006	712,008
SAL Saudi Logistics Services	6,348	495,467
Saudi Arabian Mining Co. (b)	297,067	3,864,389
Saudi Arabian Oil Co. (d)	1,032,971	7,462,151
Saudi Aramco Base Oil Co.	10,246	362,163
Saudi Automotive Services Co.	6,941	158,566
Saudi Awwal Bank	256,850	2,372,408
Saudi Basic Industries Corp.	233,035	4,652,749
Saudi Cement Co.	14,485	160,241
Saudi Ceramic Co. (b)	8,760	76,125
Saudi Chemical Co. Holding	167,160	510,650
Saudi Electricity Co.	190,707	846,931
Saudi Ground Services Co.	13,747	189,455
Saudi Industrial Investment Group	87,437	456,367

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Saudi Investment Bank	114,828	$399,146
Saudi Kayan Petrochemical Co. (b)	167,662	375,423
Saudi National Bank	745,685	6,817,987
Saudi Paper Manufacturing Co.	7,734	134,006
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	10,157	94,493
Saudi Public Transport Co. (b)	16,546	95,269
Saudi Real Estate Co. (b)	41,287	297,155
Saudi Reinsurance Co. (b)	9,582	92,081
Saudi Research & Media Group (b)	7,750	593,738
Saudi Steel Pipe Co.	6,939	132,254
Saudi Tadawul Group Holding Co.	11,748	710,254
Saudi Telecom Co.	499,659	5,820,520
Saudia Dairy & Foodstuff Co.	3,420	343,878
Savola Group (b)	121,735	876,165
Seera Group Holding (b)	26,096	166,952
Sinad Holding Co. (b)	26,480	111,527
Southern Province Cement Co.	12,949	119,777
Sumou Real Estate Co.	11,179	123,221
Sustained Infrastructure Holding Co.	8,180	66,724
Tanmiah Food Co.	2,556	98,114
Theeb Rent A Car Co.	7,227	151,036
United Electronics Co.	7,266	183,616
United International Transportation Co.	5,610	130,403
Yamama Cement Co.	20,429	171,540
Yanbu Cement Co.	15,788	102,268
Yanbu National Petrochemical Co.	60,223	685,483
		88,091,650
SINGAPORE — 1.0%
AEM Holdings Ltd. (a)	75,648	83,201
AIMS APAC REIT	112,100	115,423
BW LPG Ltd. (d)	19,392	277,090
CapitaLand Ascendas REIT	868,674	1,937,915
CapitaLand Ascott Trust REIT	614,885	467,639
CapitaLand China Trust REIT	303,800	202,612
Capitaland India Trust	200,300	181,239
CapitaLand Integrated Commercial Trust REIT	1,415,281	2,340,402
CapitaLand Investment Ltd.	605,200	1,472,874
CDL Hospitality Trusts REIT	187,168	148,917
City Developments Ltd.	116,600	491,139
ComfortDelGro Corp. Ltd.	504,200	593,871
DBS Group Holdings Ltd.	474,254	14,075,947
Digital Core REIT Management Pte. Ltd.	214,600	131,979
ESR-LOGOS REIT	1,527,420	345,516
Far East Hospitality Trust REIT	140,900	70,340
Security Description	Shares	Value
Frasers Centrepoint Trust REIT	280,192	$502,685
Frasers Hospitality Trust REIT	135,000	49,493
Frasers Logistics & Commercial Trust REIT	666,439	597,820
Genting Singapore Ltd.	1,406,600	960,043
Grab Holdings Ltd. Class A (b)	487,500	1,852,500
Hafnia Ltd.	62,027	442,265
Hong Fok Corp. Ltd.	61,000	39,969
iFAST Corp. Ltd.	23,300	132,676
Kenon Holdings Ltd.	5,301	149,637
Keppel DC REIT	326,100	551,979
Keppel Infrastructure Trust	981,675	356,068
Keppel Ltd.	336,800	1,741,797
Keppel REIT	575,360	428,603
Lendlease Global Commercial REIT	315,527	148,903
Mapletree Industrial Trust REIT	505,150	957,500
Mapletree Logistics Trust REIT	805,047	916,824
Mapletree Pan Asia Commercial Trust REIT	560,268	646,799
Netlink NBN Trust	679,900	485,264
Olam Group Ltd.	198,325	173,264
Oversea-Chinese Banking Corp. Ltd.	805,911	9,492,399
Paragon REIT	269,900	193,688
Parkway Life Real Estate Investment Trust	87,600	286,989
Raffles Medical Group Ltd.	139,876	100,379
Riverstone Holdings Ltd.	100,800	69,585
SATS Ltd.	208,536	587,219
Sea Ltd. ADR (b)	89,300	8,419,204
Seatrium Ltd. (a) (b)	515,825	716,200
Sembcorp Industries Ltd.	212,700	919,156
Sheng Siong Group Ltd.	144,600	172,573
SIA Engineering Co. Ltd.	80,800	152,524
Singapore Airlines Ltd. (a)	354,300	1,879,282
Singapore Exchange Ltd.	302,600	2,695,548
Singapore Post Ltd.	224,900	81,574
Singapore Technologies Engineering Ltd.	481,700	1,750,953
Singapore Telecommunications Ltd.	1,992,000	5,034,384
Starhill Global REIT	385,208	163,758
StarHub Ltd.	126,800	121,657
STMicroelectronics NV	160,763	4,781,532
Suntec Real Estate Investment Trust	452,600	469,546
UMS Integration Ltd.	309,000	257,902
United Overseas Bank Ltd.	300,893	7,550,490
UOL Group Ltd.	107,433	465,934
Venture Corp. Ltd.	69,100	756,758
Yangzijiang Financial Holding Ltd.	370,300	115,538
		81,304,965

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 1.0%
Absa Group Ltd.	200,472	$2,040,958
AECI Ltd.	27,750	166,653
African Rainbow Minerals Ltd. (a)	57,599	632,929
Afrimat Ltd.	38,727	153,447
Anglo American Platinum Ltd.	14,406	518,616
Anglo American PLC	306,152	9,974,853
Aspen Pharmacare Holdings Ltd. (a)	85,908	972,120
AVI Ltd.	85,323	544,641
Barloworld Ltd.	32,805	164,820
Bid Corp. Ltd. (a)	79,137	2,033,246
Bidvest Group Ltd. (a)	80,286	1,364,105
Capitec Bank Holdings Ltd. (a)	20,545	3,629,738
Clicks Group Ltd.	54,168	1,247,821
Coronation Fund Managers Ltd. (a)	44,887	101,821
DataTec Ltd.	65,767	144,911
Dis-Chem Pharmacies Ltd. (d)	111,613	245,798
Discovery Ltd.	127,669	1,272,800
DRDGOLD Ltd.	44,155	42,022
Equites Property Fund Ltd. REIT (a)	159,974	133,679
Exxaro Resources Ltd. (a)	57,692	576,033
FirstRand Ltd.	1,191,176	5,741,423
Fortress Real Estate Investments Ltd. Class B (a)	251,245	300,342
Foschini Group Ltd.	71,707	650,013
Gold Fields Ltd.	211,176	3,294,382
Grindrod Ltd.	139,992	122,668
Growthpoint Properties Ltd. REIT	731,511	595,566
Harmony Gold Mining Co. Ltd.	129,858	1,342,400
Hosken Consolidated Investments Ltd.	23,694	250,243
Hyprop Investments Ltd. REIT	107,036	285,843
Impala Platinum Holdings Ltd. (b)	213,381	1,198,128
Investec Ltd.	59,188	450,595
JSE Ltd.	20,858	155,256
Kumba Iron Ore Ltd.	14,222	330,946
Life Healthcare Group Holdings Ltd.	346,213	321,451
Momentum Group Ltd.	280,914	480,402
Motus Holdings Ltd. (a)	47,936	337,951
Mr. Price Group Ltd.	60,589	950,086
MTN Group Ltd.	398,061	2,121,221
MultiChoice Group (b)	79,925	505,546
Naspers Ltd. Class N	43,759	10,652,234
Nedbank Group Ltd. (a)	109,408	1,898,141
Netcare Ltd.	364,842	326,257
Ninety One Ltd.	225,109	534,148
Northam Platinum Holdings Ltd. (a)	78,103	494,203
Oceana Group Ltd.	11,307	45,274
Old Mutual Ltd. (a)	851,334	676,819
Security Description	Shares	Value
Old Mutual Ltd.	315,585	$249,753
Omnia Holdings Ltd.	27,807	104,935
OUTsurance Group Ltd.	238,793	804,268
Pan African Resources PLC	328,869	139,838
Pepkor Holdings Ltd. (d)	534,616	747,361
Pick n Pay Stores Ltd. (b)	90,211	135,218
Redefine Properties Ltd. REIT	1,546,663	447,866
Remgro Ltd.	116,452	1,063,188
Resilient REIT Ltd.	55,944	190,695
Reunert Ltd.	47,667	224,055
Sanlam Ltd.	415,813	2,123,403
Santam Ltd.	7,575	161,764
Sappi Ltd.	130,549	367,045
Sasol Ltd.	135,850	914,864
Scatec ASA (b) (d)	35,708	281,897
Shoprite Holdings Ltd. (a)	118,595	2,035,574
Sibanye Stillwater Ltd. (b)	627,797	650,293
SPAR Group Ltd. (b)	38,271	301,016
Standard Bank Group Ltd.	316,323	4,448,622
Super Group Ltd.	99,955	140,137
Telkom SA SOC Ltd. (b)	39,144	59,855
Thungela Resources Ltd.	37,800	240,740
Tiger Brands Ltd.	36,103	488,147
Truworths International Ltd. (a)	86,745	548,684
Vodacom Group Ltd.	141,169	896,781
Vukile Property Fund Ltd. REIT	247,620	262,385
Wilson Bayly Holmes-Ovcon Ltd.	22,889	307,276
Woolworths Holdings Ltd. (a)	213,480	843,762
		79,201,971
SOUTH KOREA — 3.1%
ABLBio, Inc. (b)	7,302	173,099
Advanced Nano Products Co. Ltd.	2,134	153,559
Aekyung Chemical Co. Ltd.	2,911	25,622
Ahnlab, Inc.	2,297	94,676
Alteogen, Inc. (b)	9,371	2,343,287
Amorepacific Corp.	6,749	762,275
AMOREPACIFIC Group	4,655	99,137
Ananti, Inc. (b)	6,092	23,712
APR Corp. (b)	891	181,579
Asiana Airlines, Inc. (b)	10,835	78,381
BGF retail Co. Ltd.	1,557	136,566
BH Co. Ltd.	3,403	47,544
Bioneer Corp. (b)	5,103	106,727
BNK Financial Group, Inc.	60,750	419,959
Boryung	3,324	27,503
C&C International Corp. (b)	983	70,660
Caregen Co. Ltd.	6,390	94,553
Cellivery Therapeutics, Inc. (b) (c)	6,215	23,811
Celltrion Pharm, Inc. (b)	4,043	212,399
Celltrion, Inc.	36,013	5,381,158
Chabiotech Co. Ltd. (b)	19,105	249,094
Cheil Worldwide, Inc.	15,138	212,884

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Cheryong Electric Co. Ltd.	2,905	$132,177
Chong Kun Dang Pharmaceutical Corp.	2,276	195,628
Chunbo Co. Ltd. (b)	931	43,001
CJ CGV Co. Ltd. (b)	23,500	103,869
CJ CheilJedang Corp.	1,788	415,655
CJ Corp.	3,512	319,322
CJ ENM Co. Ltd. (b)	1,582	84,804
CJ Logistics Corp.	1,971	140,323
Classys, Inc.	7,582	313,670
Cosmax, Inc.	3,323	371,001
Cosmecca Korea Co. Ltd. (b)	1,715	120,392
CosmoAM&T Co. Ltd. (b)	5,225	501,044
Cosmochemical Co. Ltd. (b)	4,945	89,053
Coway Co. Ltd.	14,121	720,250
Creative & Innovative System (b)	9,226	69,493
CS Wind Corp.	5,047	266,302
Daeduck Electronics Co. Ltd.	8,563	123,170
Daejoo Electronic Materials Co. Ltd. (b)	2,655	227,392
Daesang Corp.	4,987	81,420
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	153,710
Daewoong Co. Ltd.	2,154	38,708
Daewoong Pharmaceutical Co. Ltd.	1,213	128,285
Daishin Securities Co. Ltd.	3,580	44,623
Daou Technology, Inc.	6,450	91,199
DB HiTek Co. Ltd.	7,593	233,997
DB Insurance Co. Ltd.	11,291	969,626
Dear U Co. Ltd. (b)	7,301	111,550
Delivery Hero SE (b) (d)	44,406	1,795,039
Dentium Co. Ltd.	2,224	138,777
Devsisters Co. Ltd. (b)	551	16,433
DGB Financial Group, Inc.	26,545	164,219
DI Dong Il Corp.	3,206	89,730
DL E&C Co. Ltd.	6,686	152,106
DL Holdings Co. Ltd.	2,132	71,654
DN Automotive Corp.	454	34,752
Dong-A Socio Holdings Co. Ltd.	363	32,561
Dong-A ST Co. Ltd.	563	30,654
Dongjin Semichem Co. Ltd.	7,712	171,024
DongKook Pharmaceutical Co. Ltd.	4,240	54,958
Dongsuh Cos., Inc.	7,745	113,359
Doosan Bobcat, Inc.	12,723	395,009
Doosan Co. Ltd.	2,242	290,601
Doosan Enerbility Co. Ltd. (b)	103,468	1,417,077
Doosan Fuel Cell Co. Ltd. (b)	10,534	152,891
Doosan Tesna, Inc.	3,718	88,564
DoubleUGames Co. Ltd.	1,011	38,656
Douzone Bizon Co. Ltd.	3,770	151,065
Dreamtech Co. Ltd.	11,158	73,039
Duk San Neolux Co. Ltd. (b)	1,243	29,846
Duksan Techopia Co. Ltd. (b)	3,142	108,121
Security Description	Shares	Value
Ecopro BM Co. Ltd. (b)	11,284	$1,592,030
Ecopro Co. Ltd. (b)	23,041	1,561,086
Ecopro HN Co. Ltd.	2,376	100,476
Ecopro Materials Co. Ltd. (b)	3,042	313,807
E-MART, Inc.	5,504	249,168
EMRO, Inc. (b)	2,432	97,637
Enchem Co. Ltd. (b)	3,370	468,507
Eo Technics Co. Ltd.	1,871	219,192
ESR Kendall Square REIT Co. Ltd.	16,720	63,801
Eugene Technology Co. Ltd.	3,217	93,359
F&F Co. Ltd.	2,987	156,465
Fadu, Inc. (b)	2,653	30,330
Fila Holdings Corp.	9,123	294,752
Foosung Co. Ltd. (b)	15,417	77,338
Gaonchips Co. Ltd. (b)	996	32,789
GC Cell Corp.	1,225	29,789
GigaVis Co. Ltd.	983	29,843
GOLFZON Co. Ltd.	868	45,733
Grand Korea Leisure Co. Ltd.	3,328	31,710
Green Cross Corp.	1,262	146,206
Green Cross Holdings Corp.	5,248	62,164
GS Engineering & Construction Corp. (b)	18,346	257,296
GS Holdings Corp.	11,346	369,177
GS Retail Co. Ltd.	6,723	109,762
HAESUNG DS Co. Ltd.	2,588	58,184
Han Kuk Carbon Co. Ltd.	18,930	156,483
Hana Financial Group, Inc.	68,980	3,101,647
Hana Materials, Inc.	2,047	50,248
Hana Micron, Inc.	7,322	65,734
Hana Tour Service, Inc.	2,425	93,647
Hanall Biopharma Co. Ltd. (b)	12,699	376,299
Hancom, Inc.	3,393	48,546
Hanil Cement Co. Ltd.	5,238	55,156
Hanjin Kal Corp.	7,055	445,085
Hankook & Co. Co. Ltd.	2,676	34,972
Hankook Tire & Technology Co. Ltd.	18,375	582,430
Hanmi Pharm Co. Ltd.	1,543	379,349
Hanmi Science Co. Ltd.	6,614	161,342
Hanmi Semiconductor Co. Ltd.	9,833	814,341
Hanon Systems	41,312	134,421
Hansae Co. Ltd.	2,164	26,477
Hansol Chemical Co. Ltd.	1,959	201,338
Hanssem Co. Ltd.	2,499	107,589
Hanwha Aerospace Co. Ltd.	9,613	2,183,269
Hanwha Corp.	8,951	197,816
Hanwha Engine (b)	10,044	103,382
Hanwha General Insurance Co. Ltd.	24,869	95,467
Hanwha Industrial Solutions Co. Ltd. (b)	10,647	271,121
Hanwha Investment & Securities Co. Ltd. (b)	13,008	33,075
Hanwha Life Insurance Co. Ltd.	83,342	182,910

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Hanwha Ocean Co. Ltd. (b)	21,685	$506,597
Hanwha Solutions Corp.	24,133	477,050
Hanwha Systems Co. Ltd.	37,056	506,662
Harim Holdings Co. Ltd.	12,382	52,834
HD Hyundai Co. Ltd.	10,025	586,459
HD Hyundai Construction Equipment Co. Ltd.	2,085	83,706
HD Hyundai Electric Co. Ltd.	5,523	1,391,625
HD Hyundai Heavy Industries Co. Ltd. (b)	5,121	722,900
HD Hyundai Infracore Co. Ltd.	37,177	213,220
HD HYUNDAI MIPO	5,058	385,626
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,908	1,422,139
HDC Hyundai Development Co-Engineering & Construction	6,351	108,303
Hite Jinro Co. Ltd.	4,760	74,074
HK inno N Corp.	3,166	118,268
HL Mando Co. Ltd.	6,581	185,196
HLB Life Science Co. Ltd. (b)	22,874	190,485
Hlb Pharma Ceutical Co. Ltd. (b)	6,367	127,077
HLB Therapeutics Co. Ltd. (b)	24,247	176,703
HLB, Inc. (b)	27,071	1,774,095
HMM Co. Ltd.	55,649	788,542
Hotel Shilla Co. Ltd.	7,245	264,824
HPSP Co. Ltd.	9,413	223,862
Hugel, Inc. (b)	1,296	237,357
HYBE Co. Ltd.	7,031	907,573
Hyosung Advanced Materials Corp.	620	137,256
Hyosung Corp.	1,488	58,942
Hyosung Heavy Industries Corp.	1,007	268,364
Hyosung TNC Corp.	406	98,574
Hyundai Bioscience Co. Ltd. (b)	8,944	130,976
Hyundai Department Store Co. Ltd.	2,120	79,275
Hyundai Elevator Co. Ltd.	4,885	169,968
Hyundai Engineering & Construction Co. Ltd.	17,107	398,993
Hyundai Feed, Inc. (b)	12,561	9,548
Hyundai Glovis Co. Ltd.	8,272	772,357
Hyundai Home Shopping Network Corp.	292	10,405
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	289,296
Hyundai Mobis Co. Ltd.	14,047	2,336,333
Hyundai Motor Co.	33,486	6,248,057
Hyundai Motor Co. Preference Shares (e)	8,335	1,117,962
Hyundai Motor Co. Preference Shares (e)	4,833	627,917
Hyundai Rotem Co. Ltd.	17,629	722,577
Security Description	Shares	Value
Hyundai Steel Co.	18,969	$404,707
Hyundai Wia Corp.	3,319	130,709
Iljin Electric Co. Ltd.	7,848	133,231
Iljin Hysolus Co. Ltd. (b)	3,038	50,064
Industrial Bank of Korea	66,386	709,194
Innocean Worldwide, Inc.	11,628	170,192
Innox Advanced Materials Co. Ltd.	3,006	62,639
Intellian Technologies, Inc.	1,883	79,196
IS Dongseo Co. Ltd.	3,285	56,270
ISC Co. Ltd.	5,870	259,901
ISU Specialty Chemical (b)	7,025	276,122
IsuPetasys Co. Ltd.	12,315	344,202
Jahwa Electronics Co. Ltd. (b)	2,798	37,593
JB Financial Group Co. Ltd.	28,335	331,734
Jeio Co. Ltd. (b)	1,882	26,222
Jeju Air Co. Ltd. (b)	3,342	23,026
Jeju Semiconductor Corp. (b)	5,854	59,314
Jin Air Co. Ltd. (b)	2,445	19,015
JNTC Co. Ltd. (b)	7,289	116,495
Joongang Advanced Materials Co. Ltd. (b)	16,178	124,208
JR Global Reit	95,011	257,199
Jusung Engineering Co. Ltd.	10,171	208,444
JW Pharmaceutical Corp.	1,608	33,877
JYP Entertainment Corp.	7,133	274,913
K Car Co. Ltd.	2,518	24,897
Kakao Corp.	71,855	1,986,356
Kakao Games Corp. (b)	8,347	111,702
KakaoBank Corp.	36,042	582,923
Kangwon Land, Inc.	21,244	275,683
KB Financial Group, Inc.	90,446	5,595,382
KCC Corp.	1,069	246,466
KCC Glass Corp.	1,162	35,588
KEPCO Engineering & Construction Co., Inc.	3,524	180,283
KEPCO Plant Service & Engineering Co. Ltd.	3,509	112,968
KG Dongbusteel	4,738	24,239
KG Mobility Co. (b)	10,095	40,914
Kia Corp.	61,659	4,710,357
KIWOOM Securities Co. Ltd.	4,384	435,819
Koh Young Technology, Inc.	11,662	94,352
Kolmar Korea Co. Ltd.	2,978	169,430
Kolon Industries, Inc.	2,530	69,359
KoMiCo Ltd.	1,382	60,767
Korea Aerospace Industries Ltd.	20,387	812,237
Korea Electric Power Corp.	59,254	931,154
Korea Electric Terminal Co. Ltd.	599	32,018
Korea Gas Corp. (b)	8,763	312,270
Korea Investment Holdings Co. Ltd.	9,412	528,287
Korea Line Corp. (b)	17,625	27,832
Korea Petrochemical Ind Co. Ltd.	507	45,090

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Korea Zinc Co. Ltd.	2,671	$1,405,252
Korean Air Lines Co. Ltd.	46,136	795,570
Korean Reinsurance Co.	34,233	215,707
Krafton, Inc. (b)	6,696	1,753,751
KT Corp.	12,940	397,788
KT&G Corp.	24,599	2,048,506
Kum Yang Co. Ltd. (b)	8,903	356,066
Kumho Petrochemical Co. Ltd.	3,498	422,371
Kumho Tire Co., Inc. (b)	24,818	85,972
Kyung Dong Navien Co. Ltd.	1,463	79,544
L&F Co. Ltd. (b)	5,988	519,720
Lake Materials Co. Ltd. (b)	7,818	102,112
LEENO Industrial, Inc.	3,095	447,316
LG Chem Ltd.	11,854	3,231,591
LG Chem Ltd. Preference Shares	1,534	284,465
LG Corp.	21,779	1,317,366
LG Display Co. Ltd. (b)	71,602	599,010
LG Electronics, Inc.	24,545	1,957,669
LG Energy Solution Ltd. (b)	11,042	3,499,969
LG H&H Co. Ltd.	2,348	680,502
LG Innotek Co. Ltd.	3,277	546,292
LG Uplus Corp.	46,209	346,647
LIG Nex1 Co. Ltd.	4,497	725,600
LigaChem Biosciences, Inc. (b)	6,542	493,764
Lotte Chemical Corp.	4,266	331,115
Lotte Chilsung Beverage Co. Ltd.	412	40,957
Lotte Corp.	5,009	94,419
Lotte Energy Materials Corp.	5,252	165,468
LOTTE Fine Chemical Co. Ltd.	2,494	91,544
LOTTE REIT Co. Ltd.	60,799	165,050
Lotte Rental Co. Ltd.	2,023	46,951
Lotte Shopping Co. Ltd.	2,741	128,907
Lotte Tour Development Co. Ltd. (b)	20,178	157,079
Lotte Wellfood Co. Ltd.	1,011	109,086
LS Corp.	4,087	385,041
LS Eco Energy Ltd.	4,815	97,574
LS Electric Co. Ltd.	3,457	431,695
LS Materials Ltd.	6,861	96,800
Lunit, Inc. (b)	7,175	235,929
LX Holdings Corp.	5,008	27,344
LX International Corp.	14,247	326,841
LX Semicon Co. Ltd.	2,737	134,579
Medytox, Inc.	1,333	196,122
MegaStudyEdu Co. Ltd.	1,164	39,476
Meritz Financial Group, Inc.	35,084	2,605,075
Mezzion Pharma Co. Ltd. (b)	6,067	125,729
Mirae Asset Securities Co. Ltd.	56,403	363,167
Myoung Shin Industrial Co. Ltd.	3,805	37,884
Naturecell Co. Ltd. (b)	12,479	93,996
NAVER Corp.	30,656	3,971,191
NCSoft Corp.	3,175	463,734
Security Description	Shares	Value
Netmarble Corp. (b) (d)	5,495	$250,021
Nexen Tire Corp.	7,888	43,249
Nexon Games Co. Ltd. (b)	6,243	74,666
NEXTIN, Inc.	1,384	55,563
NH Investment & Securities Co. Ltd.	36,806	377,714
NHN Corp.	3,708	48,374
NICE Information Service Co. Ltd.	10,100	81,946
NKMax Co. Ltd. (b)	18,462	28,518
NongShim Co. Ltd.	723	212,858
OCI Co. Ltd.	993	61,963
OCI Holdings Co. Ltd.	2,996	162,435
Orion Corp.	4,950	369,064
Orion Holdings Corp.	5,222	63,493
Oscotec, Inc. (b)	5,686	150,879
Ottogi Corp.	406	132,415
Pan Ocean Co. Ltd.	57,731	176,367
Paradise Co. Ltd.	12,649	116,750
Park Systems Corp.	970	143,160
Pearl Abyss Corp. (b)	6,377	188,233
People & Technology, Inc. (b)	3,700	158,446
Peptron, Inc. (b)	4,623	181,710
PharmaResearch Co. Ltd.	1,311	193,186
PI Advanced Materials Co. Ltd. (b)	1,584	26,043
Poongsan Corp.	3,880	181,880
Posco DX Co. Ltd.	11,689	272,627
POSCO Future M Co. Ltd.	7,311	1,397,683
POSCO Holdings, Inc.	16,961	4,993,489
Posco International Corp.	12,452	543,710
Posco M-Tech Co. Ltd.	4,127	57,280
PSK Holdings, Inc.	1,526	51,754
PSK, Inc.	2,330	40,713
Rainbow Robotics (b)	3,635	388,879
S&S Tech Corp.	2,995	59,318
S-1 Corp.	3,092	139,739
Sam Chun Dang Pharm Co. Ltd.	2,749	293,462
Sam-A Aluminum Co. Ltd.	1,022	39,858
Samsung Biologics Co. Ltd. (b) (d)	4,351	3,250,690
Samsung C&T Corp.	23,658	2,492,982
Samsung E&A Co. Ltd. (b)	33,867	569,759
Samsung Electro-Mechanics Co. Ltd.	12,818	1,298,757
Samsung Electronics Co. Ltd.	1,147,148	53,949,378
Samsung Electronics Co. Ltd. Preference Shares	197,748	7,697,005
Samsung Fire & Marine Insurance Co. Ltd.	7,106	1,872,002
Samsung Heavy Industries Co. Ltd. (b)	155,723	1,194,388
Samsung Life Insurance Co. Ltd.	18,430	1,313,509
Samsung SDI Co. Ltd.	13,957	4,039,707
Samsung SDS Co. Ltd.	10,041	1,187,843

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Samsung Securities Co. Ltd.	14,135	$470,734
Samyang Foods Co. Ltd.	895	371,633
Samyang Holdings Corp.	808	48,133
SD Biosensor, Inc. (b)	6,738	47,300
SeAH Besteel Holdings Corp.	1,754	27,563
SeAH Steel Holdings Corp.	1,440	191,824
Sebang Global Battery Co. Ltd.	1,623	105,122
Seegene, Inc.	5,723	108,316
Seojin System Co. Ltd. (b)	5,942	121,775
Seoul Semiconductor Co. Ltd.	9,084	60,365
SFA Engineering Corp.	4,891	98,553
SFA Semicon Co. Ltd. (b)	9,437	26,881
Shin Poong Pharmaceutical Co. Ltd. (b)	5,405	51,458
Shinhan Financial Group Co. Ltd.	105,815	4,490,887
Shinsegae International, Inc.	1,130	11,847
Shinsegae, Inc.	1,389	168,991
Shinsung Delta Tech Co. Ltd.	3,443	123,745
Silicon2 Co. Ltd. (b)	7,124	251,685
SIMMTECH Co. Ltd.	6,354	93,291
SK Biopharmaceuticals Co. Ltd. (b)	6,766	538,093
SK Bioscience Co. Ltd. (b)	6,365	269,650
SK Chemicals Co. Ltd.	1,680	65,520
SK Discovery Co. Ltd.	2,244	59,202
SK Gas Ltd.	498	64,778
SK Hynix, Inc.	132,344	17,670,156
SK IE Technology Co. Ltd. (b) (d)	6,160	170,522
SK Innovation Co. Ltd. (b)	13,936	1,247,920
SK Networks Co. Ltd.	38,191	141,789
SK oceanplant Co. Ltd. (b)	5,577	63,800
SK REITs Co. Ltd.	61,379	241,724
SK Square Co. Ltd. (b)	23,076	1,425,817
SK Telecom Co. Ltd.	11,658	498,342
SK, Inc.	8,511	997,083
SKC Co. Ltd. (b)	4,369	478,428
SL Corp.	1,756	47,603
SM Entertainment Co. Ltd.	2,962	151,532
SNT Motiv Co. Ltd.	938	33,569
S-Oil Corp.	10,391	486,296
SOLUM Co. Ltd. (b)	10,424	161,816
Solus Advanced Materials Co. Ltd.	5,776	55,211
Soop Co. Ltd.	1,389	106,536
Soulbrain Co. Ltd.	779	132,246
Soulbrain Holdings Co. Ltd.	1,062	45,478
SPG Co. Ltd.	2,642	48,589
ST Pharm Co. Ltd.	2,098	161,557
Studio Dragon Corp. (b)	2,238	63,921
Sungeel Hitech Co. Ltd. (b)	859	38,493
Sungwoo Hitech Co. Ltd.	9,530	48,754
Synopex, Inc. (b)	13,749	78,223
Taekwang Industrial Co. Ltd.	74	37,065
Security Description	Shares	Value
Taihan Electric Wire Co. Ltd. (b)	30,467	$280,277
TCC Steel	3,940	115,395
TechWing, Inc.	9,109	259,471
TKG Huchems Co. Ltd.	1,984	29,190
Tokai Carbon Korea Co. Ltd.	1,212	85,638
Unid Co. Ltd.	888	52,830
Voronoi, Inc. (b)	3,210	238,105
VT Co. Ltd. (b)	4,639	119,904
Webzen, Inc.	4,173	54,664
Wemade Co. Ltd. (b)	4,152	107,951
Won Tech Co. Ltd.	14,625	78,286
WONIK IPS Co. Ltd. (b)	5,486	130,259
Wonik QnC Corp.	1,915	37,415
Woori Financial Group, Inc.	159,783	1,893,887
W-Scope Chungju Plant Co. Ltd. (b)	4,231	65,194
YC Corp. (b)	6,775	68,439
YG Entertainment, Inc.	2,609	74,318
Youlchon Chemical Co. Ltd.	2,226	38,640
Youngone Corp.	4,506	139,208
Youngone Holdings Co. Ltd.	1,025	72,033
Yuanta Securities Korea Co. Ltd.	18,956	42,182
Yuhan Corp.	14,955	1,630,789
		247,660,205
SPAIN — 1.6%
Acciona SA	5,526	786,330
Acerinox SA	44,014	474,763
ACS Actividades de Construccion y Servicios SA	49,932	2,311,540
Aena SME SA (d)	17,974	3,963,834
Almirall SA (a)	17,777	173,402
Amadeus IT Group SA	109,045	7,900,745
AmRest Holdings SE (b)	15,970	96,370
Atresmedia Corp. de Medios de Comunicacion SA	20,752	110,011
Audax Renovables SA (b)	30,037	62,352
Banco Bilbao Vizcaya Argentaria SA	1,395,283	15,117,355
Banco de Sabadell SA (a)	1,250,300	2,663,814
Banco Santander SA	3,734,526	19,174,510
Bankinter SA	149,492	1,322,712
Befesa SA (d)	8,540	247,808
CaixaBank SA	904,492	5,414,736
Cellnex Telecom SA (b) (d)	135,360	5,503,428
CIE Automotive SA	9,535	275,084
Construcciones y Auxiliar de Ferrocarriles SA	3,468	138,176
Distribuidora Internacional de Alimentacion SA (b)	3,493,966	49,913
EDP Renovaveis SA	68,852	1,207,192
eDreams ODIGEO SA (b)	18,564	141,092
Enagas SA (a)	56,204	864,371
Ence Energia y Celulosa SA (a)	35,434	118,797

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Endesa SA	83,318	$1,825,336
Faes Farma SA	63,508	263,312
Fluidra SA	20,810	545,788
Gestamp Automocion SA (a) (d)	33,976	104,846
Global Dominion Access SA (a) (d)	10,388	34,027
Grenergy Renovables SA (a) (b)	1,485	63,144
Grifols SA (a) (b)	64,428	735,227
Iberdrola SA	1,467,813	22,753,946
Indra Sistemas SA (a)	38,675	711,762
Industria de Diseno Textil SA	261,304	15,497,133
Inmobiliaria Colonial Socimi SA REIT (a)	60,223	418,730
Laboratorios Farmaceuticos Rovi SA	4,490	358,792
Lar Espana Real Estate Socimi SA REIT	11,653	104,693
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	102,412	123,441
Logista Integral SA	14,361	433,707
Mapfre SA	217,548	580,764
Melia Hotels International SA	25,327	183,872
Merlin Properties Socimi SA REIT	94,567	1,200,007
Neinor Homes SA (d)	7,187	120,476
Pharma Mar SA	2,303	127,742
Prosegur Cash SA (a) (d)	40,918	26,715
Redeia Corp. SA	92,191	1,797,485
Repsol SA	291,747	3,856,783
Sacyr SA (e)	121,711	441,194
Sacyr SA (b) (e)	2,202	7,985
Solaria Energia y Medio Ambiente SA (a) (b)	16,480	210,962
Talgo SA (b) (d)	13,385	51,985
Tecnicas Reunidas SA (b)	12,804	169,335
Telefonica SA (a)	1,123,360	5,511,380
Unicaja Banco SA (d)	398,000	508,595
Vidrala SA	4,530	513,660
Viscofan SA (a)	10,060	715,190
		128,116,349
SWEDEN — 2.2%
AAK AB	44,512	1,462,275
AcadeMedia AB (d)	15,147	100,864
AddLife AB Class B	25,014	400,753
Addnode Group AB	27,720	303,272
AddTech AB Class B	63,101	1,893,665
AFRY AB	18,947	345,796
Alfa Laval AB	68,265	3,283,745
Alimak Group AB (d)	12,150	135,924
Alleima AB	36,821	259,359
Alligo AB Class B	5,062	72,610
Ambea AB (d)	28,819	255,876
AQ Group AB	19,140	226,811
Security Description	Shares	Value
Arjo AB Class B	74,541	$328,855
Assa Abloy AB Class B	238,546	8,038,920
Atea ASA	21,003	271,993
Atlas Copco AB Class A	643,711	12,475,290
Atlas Copco AB Class B	371,487	6,369,438
Atrium Ljungberg AB Class B (a)	12,994	315,345
Attendo AB (d)	18,258	86,097
Avanza Bank Holding AB (a)	28,108	697,390
Axfood AB	24,227	684,033
Beijer Ref AB (a)	87,527	1,441,571
Betsson AB Class B	26,995	331,825
Bilia AB Class A	14,418	170,827
Billerud Aktiebolag	53,005	609,187
BioArctic AB (b) (d)	7,654	119,681
BioGaia AB Class B	31,050	343,993
Biotage AB	25,774	474,716
Boliden AB	64,533	2,193,203
BoneSupport Holding AB (b) (d)	40,703	1,225,515
Boozt AB (b) (d)	10,974	121,036
Bravida Holding AB (d)	41,659	314,191
Bufab AB	6,983	251,031
Bure Equity AB	11,557	469,732
Camurus AB (b)	7,543	480,711
Castellum AB (b)	93,791	1,377,266
Catena AB (a)	9,063	518,570
Cibus Nordic Real Estate AB publ (a)	9,643	167,525
Clas Ohlson AB Class B	7,371	122,600
Cloetta AB Class B	28,896	69,727
Coor Service Management Holding AB (d)	14,679	65,281
Corem Property Group AB Class B (a)	130,068	133,063
Creades AB Class A	14,930	122,470
Dios Fastigheter AB	40,777	352,192
Dometic Group AB (d)	69,010	411,203
Electrolux AB Class B (b)	50,007	486,128
Electrolux Professional AB Class B	48,576	321,073
Elekta AB Class B	82,362	588,265
Embracer Group AB (b)	181,747	473,167
Engcon AB (a)	40,688	470,437
Epiroc AB Class A	156,844	3,396,332
Epiroc AB Class B	93,456	1,772,941
EQT AB (a)	88,129	3,021,213
Essity AB Class B	146,019	4,564,984
Evolution AB (d)	43,399	4,272,853
Fabege AB (a)	53,473	530,689
Fastighets AB Balder Class B (b)	158,833	1,398,011
Fortnox AB (a)	109,565	680,958
Getinge AB Class B	54,439	1,175,074
Granges AB	22,094	265,479
H & M Hennes & Mauritz AB Class B (a)	148,300	2,528,090

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Hemnet Group AB	31,894	$1,176,132
Hexagon AB Class B	497,554	5,360,071
Hexatronic Group AB (b)	27,906	142,110
Hexpol AB	58,933	610,458
HMS Networks AB (a)	6,563	261,572
Holmen AB Class B	19,373	839,778
Hufvudstaden AB Class A	25,389	347,400
Husqvarna AB Class B (a)	84,931	594,884
Industrivarden AB Class A	28,073	1,039,105
Industrivarden AB Class C (a)	36,498	1,344,110
Indutrade AB	64,470	2,007,254
Instalco AB	47,213	194,691
Investment AB Latour Class B	35,482	1,108,572
Investment AB Oresund	3,443	43,341
Investor AB Class B	414,793	12,789,649
INVISIO AB	9,060	206,466
Inwido AB	14,516	269,080
JM AB (a)	12,817	256,679
Kinnevik AB Class B	54,348	442,758
L E Lundbergforetagen AB Class B (a)	18,666	1,069,880
Lifco AB Class B	55,001	1,813,363
Lindab International AB	17,669	494,340
Loomis AB	15,205	500,703
Medicover AB Class B	15,499	291,124
MEKO AB	8,779	122,116
MIPS AB	6,305	336,504
Modern Times Group MTG AB Class B (b)	15,662	122,062
Munters Group AB (d)	29,675	678,597
Mycronic AB	17,504	682,091
NCAB Group AB	38,365	255,285
NCC AB Class B	21,013	351,785
New Wave Group AB Class B (a)	35,695	402,144
Nibe Industrier AB Class B (a)	351,385	1,929,453
Nolato AB Class B	43,985	242,563
Nordnet AB publ (a)	31,795	764,089
Norion Bank AB (b)	28,130	115,028
NP3 Fastigheter AB	5,090	133,569
Nyfosa AB	39,890	473,803
Pandox AB	24,135	483,338
Paradox Interactive AB	7,501	133,051
Peab AB Class B	38,686	310,660
Platzer Fastigheter Holding AB Class B	9,670	105,318
Ratos AB Class B	39,105	133,711
Rusta AB	11,872	92,349
Rvrc Holding AB	20,248	94,522
Saab AB Class B (a)	74,267	1,581,817
Sagax AB Class B	50,934	1,453,161
Samhallsbyggnadsbolaget i Norden AB (a)	170,381	123,122
Sandvik AB	252,609	5,654,458
Scandic Hotels Group AB (b) (d)	24,676	171,621
Sdiptech AB Class B (b)	6,902	202,908
Security Description	Shares	Value
Sectra AB Class B (a)	30,873	$864,369
Securitas AB Class B	117,861	1,498,755
Skandinaviska Enskilda Banken AB Class A	380,292	5,824,471
Skanska AB Class B	81,542	1,703,786
SKF AB Class B	79,240	1,579,078
SkiStar AB	6,323	102,861
SSAB AB Class A	51,377	269,541
SSAB AB Class B	158,764	814,447
Stillfront Group AB (b)	109,706	70,510
Storskogen Group AB Class B	326,603	313,631
Surgical Science Sweden AB (a) (b)	8,795	110,105
Svenska Cellulosa AB SCA Class B	144,230	2,105,127
Svenska Handelsbanken AB Class A	347,141	3,570,176
Svolder AB Class B	24,332	149,666
Sweco AB Class B	49,097	833,573
Swedbank AB Class A	200,318	4,254,727
SwedenCare AB	13,025	56,898
Swedish Orphan Biovitrum AB (b)	49,333	1,591,450
Synsam AB	17,055	84,294
Tele2 AB Class B	128,524	1,456,840
Telefonaktiebolaget LM Ericsson Class B (a)	665,890	5,039,864
Telia Co. AB	547,023	1,772,215
Thule Group AB (d)	24,043	734,340
Trelleborg AB Class B	52,084	2,004,930
Troax Group AB	8,337	175,185
Truecaller AB Class B (a)	83,057	315,624
VBG Group AB Class B	4,204	161,124
Vimian Group AB (a) (b)	58,507	269,546
Vitec Software Group AB Class B	11,478	595,607
Vitrolife AB (a)	17,730	446,722
Volvo AB Class A	45,536	1,216,498
Volvo AB Class B	412,718	10,919,931
Volvo Car AB Class B (a) (b)	164,326	452,615
Wallenstam AB Class B (a)	80,636	468,943
Wihlborgs Fastigheter AB	62,918	727,462
Xvivo Perfusion AB (b)	5,791	291,932
Yubico AB (a) (b)	10,248	252,747
		179,293,356
SWITZERLAND — 3.9%
ABB Ltd.	380,502	22,098,030
Accelleron Industries AG	21,661	1,125,740
Adecco Group AG	39,052	1,332,365
Alcon, Inc.	120,038	11,998,819
Allreal Holding AG	3,432	646,081
ALSO Holding AG	1,574	505,665
Arbonia AG (b)	9,785	150,101
Aryzta AG (b)	225,832	433,968
Autoneum Holding AG (a)	1,620	230,071
Avolta AG	22,401	950,691

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Bachem Holding AG	7,819	$659,964
Baloise Holding AG	10,725	2,193,187
Banque Cantonale Vaudoise	6,923	716,880
Barry Callebaut AG (a)	807	1,498,147
Basilea Pharmaceutica AG (b)	2,131	117,091
Belimo Holding AG	2,334	1,669,811
BKW AG	4,709	856,334
Bossard Holding AG Class A (a)	1,440	406,283
Bucher Industries AG	1,557	707,853
Burckhardt Compression Holding AG	655	470,547
Burkhalter Holding AG	1,578	166,863
Bystronic AG (a)	386	158,784
Cembra Money Bank AG	7,119	666,285
Chocoladefabriken Lindt & Spruengli AG (e)	225	2,910,023
Chocoladefabriken Lindt & Spruengli AG (e)	26	3,322,625
Cie Financiere Richemont SA Class A	130,063	20,629,992
Clariant AG	54,858	832,414
Comet Holding AG	2,088	825,497
Daetwyler Holding AG Bearer Shares (a)	1,737	355,410
DKSH Holding AG	8,338	664,233
DocMorris AG (a) (b)	3,347	147,997
dormakaba Holding AG (a)	655	486,077
Dottikon Es Holding AG (a) (b)	702	215,539
DSM-Firmenich AG	44,261	6,108,001
EFG International AG	21,977	295,962
Emmi AG	492	504,511
EMS-Chemie Holding AG	1,992	1,676,629
Flughafen Zurich AG	4,830	1,164,628
Forbo Holding AG	341	356,139
Galderma Group AG (b)	15,770	1,469,411
Galenica AG (d)	11,370	1,003,493
Geberit AG	8,219	5,372,481
Georg Fischer AG	19,071	1,443,522
Givaudan SA	2,219	12,205,750
Helvetia Holding AG	8,531	1,476,529
Huber & Suhner AG	3,513	364,814
Implenia AG	6,673	250,371
Inficon Holding AG	396	572,722
International Workplace Group PLC	185,466	442,321
Interroll Holding AG (a)	157	477,393
Intershop Holding AG	1,200	169,854
Julius Baer Group Ltd.	54,658	3,298,076
Kardex Holding AG	1,421	466,620
Komax Holding AG (a)	788	112,098
Kuehne & Nagel International AG	12,539	3,430,741
Landis & Gyr Group AG	5,697	530,833
LEM Holding SA (a)	117	190,573
Leonteq AG (a)	1,998	63,951
Logitech International SA	37,795	3,385,443
Security Description	Shares	Value
Lonza Group AG	17,921	$11,357,438
Medacta Group SA (d)	1,306	193,527
Medmix AG (d)	7,663	93,931
Meier Tobler Group AG	948	29,613
Metall Zug AG Class B (a)	59	86,029
Mobilezone Holding AG	8,564	139,493
Mobimo Holding AG	1,701	549,490
Novartis AG	473,563	54,539,322
OC Oerlikon Corp. AG	40,233	218,347
Orior AG (a)	1,109	67,180
Partners Group Holding AG	5,503	8,284,998
PSP Swiss Property AG	10,584	1,554,570
Rieter Holding AG	687	80,057
Sandoz Group AG	101,122	4,228,052
Schindler Holding AG (e)	9,346	2,747,683
Schindler Holding AG (e)	5,999	1,710,343
Schweiter Technologies AG	187	94,547
Sensirion Holding AG (a) (b) (d)	2,062	178,443
SFS Group AG	3,812	596,508
SGS SA	38,692	4,327,193
Siegfried Holding AG	914	1,233,041
SIG Group AG	71,621	1,601,295
Sika AG	36,603	12,153,992
SKAN Group AG	3,808	359,786
Sonova Holding AG	12,693	4,571,316
Stadler Rail AG	11,837	371,858
Straumann Holding AG	27,934	4,578,123
Sulzer AG	4,059	665,954
Swatch Group AG (a)	11,964	514,131
Swatch Group AG Bearer Shares (a)	6,877	1,477,632
Swiss Life Holding AG	7,255	6,071,993
Swiss Prime Site AG	22,994	2,585,479
Swisscom AG	6,479	4,243,551
Swissquote Group Holding SA	2,569	927,039
Tecan Group AG	2,853	941,586
Temenos AG	14,530	1,019,710
TX Group AG	797	133,786
u-blox Holding AG (a)	1,683	155,222
UBS Group AG	790,217	24,412,370
Valiant Holding AG	3,826	450,838
VAT Group AG (d)	6,761	3,452,835
Vetropack Holding AG (a)	2,150	81,050
Vontobel Holding AG	5,962	390,847
Ypsomed Holding AG	928	453,246
Zehnder Group AG	1,784	117,164
Zurich Insurance Group AG	35,114	21,221,169
		312,244,010
TAIWAN — 5.2%
Ability Opto-Electronics Technology Co. Ltd.	39,000	284,676
AcBel Polytech, Inc.	176,775	189,922
Accton Technology Corp.	119,000	2,000,474
Acer, Inc.	637,000	821,247
Acter Group Corp. Ltd.	33,000	320,130

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Actron Technology Corp.	15,148	$83,766
ADATA Technology Co. Ltd.	67,672	189,674
Adimmune Corp. (b)	103,000	88,528
Advanced Ceramic X Corp.	15,000	84,133
Advanced Energy Solution Holding Co. Ltd.	7,000	110,486
Advanced Wireless Semiconductor Co.	33,000	111,055
Advancetek Enterprise Co. Ltd.	52,000	111,077
Advantech Co. Ltd.	113,855	1,156,665
AIC, Inc.	4,374	47,546
Airoha Technology Corp.	9,000	179,736
Alar Pharmaceuticals, Inc.	16,000	91,764
Alchip Technologies Ltd.	18,000	1,123,347
Alexander Marine Co. Ltd.	4,218	38,919
Allied Supreme Corp.	6,000	63,040
Allis Electric Co. Ltd.	41,810	161,181
Ambassador Hotel	38,000	74,808
Andes Technology Corp. (b)	11,000	129,651
AP Memory Technology Corp.	19,000	182,216
Arcadyan Technology Corp.	36,487	163,720
Ardentec Corp.	109,000	207,347
ASE Technology Holding Co. Ltd.	765,325	3,651,717
Asia Cement Corp.	570,000	860,048
Asia Optical Co., Inc.	27,000	97,262
Asia Polymer Corp.	43,860	26,333
Asia Vital Components Co. Ltd.	74,502	1,388,974
ASMedia Technology, Inc.	8,000	408,260
ASPEED Technology, Inc.	7,400	1,006,652
ASROCK, Inc.	12,000	78,303
Asustek Computer, Inc.	177,000	3,092,949
AUO Corp.	1,439,800	775,713
AURAS Technology Co. Ltd.	20,000	424,692
BES Engineering Corp.	298,000	114,882
Bizlink Holding, Inc.	34,780	506,646
Bora Pharmaceuticals Co. Ltd.	13,092	310,271
Brighton-Best International Taiwan, Inc.	68,000	73,809
C Sun Manufacturing Ltd.	41,000	274,659
Capital Securities Corp.	343,000	234,653
Career Technology MFG. Co. Ltd. (b)	203,733	134,871
Catcher Technology Co. Ltd.	141,000	1,053,718
Cathay Financial Holding Co. Ltd.	2,386,606	5,015,066
Cathay Real Estate Development Co. Ltd.	120,000	96,504
Center Laboratories, Inc.	95,592	145,141
Central Reinsurance Co. Ltd.	73,000	59,975
Century Iron & Steel Industrial Co. Ltd.	51,000	357,765
Chailease Holding Co. Ltd.	363,652	1,878,789
Chang Hwa Commercial Bank Ltd.	2,129,048	1,204,239
Security Description	Shares	Value
Chang Wah Electromaterials, Inc.	39,000	$75,297
Chang Wah Technology Co. Ltd.	155,000	191,506
Channel Well Technology Co. Ltd.	59,000	123,793
Charoen Pokphand Enterprise	38,500	118,858
Chenbro Micom Co. Ltd.	21,000	176,181
Cheng Loong Corp.	555,000	432,299
Cheng Shin Rubber Industry Co. Ltd.	439,000	718,569
Cheng Uei Precision Industry Co. Ltd.	59,000	119,877
Chenming Electronic Technology Corp.	26,000	110,913
Chia Hsin Cement Corp.	128,520	73,912
Chicony Electronics Co. Ltd.	144,491	748,788
Chicony Power Technology Co. Ltd.	27,000	115,605
Chief Telecom, Inc.	11,000	165,800
China Airlines Ltd.	604,000	410,346
China Bills Finance Corp.	288,000	136,508
China Man-Made Fiber Corp. (b)	277,680	74,846
China Metal Products	76,000	94,020
China Motor Corp.	83,000	193,557
China Petrochemical Development Corp. (b)	734,221	219,711
China Steel Chemical Corp.	35,000	112,256
China Steel Corp.	2,784,000	2,036,548
Chin-Poon Industrial Co. Ltd.	91,000	118,184
Chipbond Technology Corp.	142,000	298,390
ChipMOS Technologies, Inc.	103,000	122,051
Chong Hong Construction Co. Ltd.	40,000	125,132
Chroma ATE, Inc.	92,000	1,085,807
Chun Yuan Steel Industry Co. Ltd.	61,000	35,467
Chung Hung Steel Corp.	220,000	156,763
Chung Hwa Pulp Corp. (b)	235,000	161,139
Chung-Hsin Electric & Machinery Manufacturing Corp.	85,000	463,321
Chunghwa Precision Test Tech Co. Ltd.	3,000	49,579
Chunghwa Telecom Co. Ltd.	884,000	3,505,664
Cleanaway Co. Ltd.	14,000	81,842
Clevo Co.	89,000	170,989
Compal Electronics, Inc.	988,000	1,039,622
Compeq Manufacturing Co. Ltd.	215,000	464,017
Continental Holdings Corp.	110,000	107,058
Coretronic Corp.	42,000	101,793
Co-Tech Development Corp.	25,000	48,268
Crowell Development Corp.	88,000	111,229
CSBC Corp. Taiwan (b)	161,954	90,326

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CTBC Financial Holding Co. Ltd.	4,288,009	$4,661,100
CTCI Corp.	119,000	177,862
Cub Elecparts, Inc.	6,929	21,786
CyberPower Systems, Inc.	8,000	80,641
Da-Li Development Co. Ltd.	55,650	86,869
Darfon Electronics Corp.	24,000	37,653
Delpha Construction Co. Ltd.	76,000	94,620
Delta Electronics, Inc.	472,630	5,682,642
Depo Auto Parts Ind Co. Ltd.	33,000	275,813
Dynamic Holding Co. Ltd.	41,000	99,629
Dynapack International Technology Corp.	16,000	52,581
E Ink Holdings, Inc.	196,000	1,814,671
E.Sun Financial Holding Co. Ltd.	3,345,026	2,964,877
Eclat Textile Co. Ltd.	44,182	760,880
ECOVE Environment Corp.	6,000	54,129
Egis Technology, Inc. (b)	24,000	159,259
EirGenix, Inc. (b)	73,000	204,838
Elan Microelectronics Corp.	62,000	279,178
Elite Advanced Laser Corp. (b)	32,000	187,572
Elite Material Co. Ltd.	67,000	946,361
Elite Semiconductor Microelectronics Technology, Inc.	103,000	236,617
Elitegroup Computer Systems Co. Ltd.	47,000	37,203
eMemory Technology, Inc.	14,000	1,163,478
Ennoconn Corp.	19,233	175,638
Ennostar, Inc.	141,000	202,278
Episil Technologies, Inc. (b)	51,579	91,435
Episil-Precision, Inc.	13,113	25,027
Eternal Materials Co. Ltd.	186,000	200,714
Etron Technology, Inc. (b)	45,267	53,425
Eva Airways Corp.	596,121	706,383
Ever Supreme Bio Technology Co. Ltd.	30,790	180,966
Evergreen Aviation Technologies Corp.	39,000	120,402
Evergreen International Storage & Transport Corp.	59,000	57,888
Evergreen Marine Corp. Taiwan Ltd.	232,673	1,477,802
EVERGREEN Steel Corp.	38,000	142,291
Everlight Electronics Co. Ltd.	90,000	216,138
Far Eastern Department Stores Ltd.	162,000	138,982
Far Eastern International Bank	538,921	236,709
Far Eastern New Century Corp.	749,620	909,592
Far EasTone Telecommunications Co. Ltd.	405,000	1,160,744
Faraday Technology Corp.	53,738	451,687
Farglory Land Development Co. Ltd.	76,000	172,430
Security Description	Shares	Value
Feng Hsin Steel Co. Ltd.	99,000	$265,906
Feng TAY Enterprise Co. Ltd.	130,067	641,159
First Copper Technology Co. Ltd. (b)	82,000	120,746
First Financial Holding Co. Ltd.	2,647,695	2,292,413
Fitipower Integrated Technology, Inc.	17,544	147,741
FLEXium Interconnect, Inc.	66,000	163,923
FocalTech Systems Co. Ltd.	43,000	115,766
Formosa Advanced Technologies Co. Ltd.	74,000	85,115
Formosa Chemicals & Fibre Corp.	831,000	1,140,946
Formosa International Hotels Corp.	16,000	102,634
Formosa Plastics Corp.	884,000	1,494,446
Formosa Sumco Technology Corp.	21,000	91,242
Formosa Taffeta Co. Ltd.	154,000	101,948
Fortune Electric Co. Ltd.	33,600	667,827
Fositek Corp.	12,000	312,831
Foxconn Technology Co. Ltd.	237,180	497,646
Foxsemicon Integrated Technology, Inc.	19,000	214,036
Fubon Financial Holding Co. Ltd.	1,997,612	5,706,291
Fulgent Sun International Holding Co. Ltd.	33,000	129,303
Fusheng Precision Co. Ltd.	24,000	219,930
General Interface Solution Holding Ltd. (b)	52,000	95,960
Genius Electronic Optical Co. Ltd.	19,396	297,867
Getac Holdings Corp.	81,000	285,387
Giant Manufacturing Co. Ltd.	69,994	495,431
Gigabyte Technology Co. Ltd.	117,000	955,698
Global Brands Manufacture Ltd.	72,000	137,418
Global Mixed Mode Technology, Inc.	16,000	113,504
Global PMX Co. Ltd.	12,000	49,674
Global Unichip Corp.	21,000	729,939
Globalwafers Co. Ltd.	61,000	877,032
Gloria Material Technology Corp.	174,000	265,565
Gold Circuit Electronics Ltd.	75,100	469,872
Goldsun Building Materials Co. Ltd.	181,715	300,308
Gourmet Master Co. Ltd.	30,000	85,886
Grand Pacific Petrochemical (b)	207,562	88,543
Grand Process Technology Corp.	4,000	219,930
Grape King Bio Ltd.	29,000	131,500
Great Tree Pharmacy Co. Ltd.	16,684	99,113
Great Wall Enterprise Co. Ltd.	124,688	202,911
Greatek Electronics, Inc.	75,000	138,641

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Gudeng Precision Industrial Co. Ltd.	11,934	$213,063
Hannstar Board Corp.	33,000	55,058
HannStar Display Corp. (b)	471,000	139,902
HD Renewable Energy Co. Ltd.	17,000	141,279
Highwealth Construction Corp.	311,801	444,353
Hiwin Technologies Corp.	72,034	487,108
Hiyes International Co. Ltd.	16,000	88,730
Holtek Semiconductor, Inc.	33,000	56,205
Holy Stone Enterprise Co. Ltd.	18,900	54,526
Hon Hai Precision Industry Co. Ltd.	3,032,320	17,965,968
Hota Industrial Manufacturing Co. Ltd.	33,841	61,380
Hotai Finance Co. Ltd.	58,080	181,325
Hotai Motor Co. Ltd.	69,260	1,551,683
Hsin Kuang Steel Co. Ltd.	44,000	83,978
HTC Corp. (b)	166,000	248,372
Hu Lane Associate, Inc.	13,325	76,843
HUA ENG Wire & Cable Co. Ltd.	175,000	183,591
Hua Nan Financial Holdings Co. Ltd.	2,113,453	1,716,327
Huaku Development Co. Ltd.	57,200	240,393
Hwang Chang General Contractor Co. Ltd.	42,000	109,491
Ibase Technology, Inc.	42,000	99,006
IBF Financial Holdings Co. Ltd.	474,125	226,976
Innodisk Corp.	26,223	233,672
Innolux Corp.	1,657,168	845,694
International CSRC Investment Holdings Co. (b)	192,000	100,106
International Games System Co. Ltd.	56,000	1,744,774
Inventec Corp.	602,000	819,876
ITE Technology, Inc.	33,000	147,031
ITEQ Corp.	36,188	86,335
J&V Energy Technology Co. Ltd.	22,000	166,843
Jentech Precision Industrial Co. Ltd.	18,999	777,454
Johnson Health Tech Co. Ltd.	38,000	189,120
JPC connectivity, Inc.	17,000	87,024
JSL Construction & Development Co. Ltd.	28,500	97,262
Kaori Heat Treatment Co. Ltd.	35,000	455,106
Kenda Rubber Industrial Co. Ltd.	123,901	121,761
Kenmec Mechanical Engineering Co. Ltd.	39,220	112,778
Kerry TJ Logistics Co. Ltd.	23,000	28,889
KGI Financial Holding Co. Ltd.	3,727,908	1,943,674
Kindom Development Co. Ltd.	76,300	117,175
King Slide Works Co. Ltd.	12,000	417,108
King Yuan Electronics Co. Ltd.	245,000	870,949
Security Description	Shares	Value
King's Town Bank Co. Ltd.	220,000	$389,301
Kinik Co.	21,000	205,710
Kinpo Electronics	293,000	200,910
Kinsus Interconnect Technology Corp.	61,000	212,030
KMC Kuei Meng International, Inc.	6,000	28,629
Kung Long Batteries Industrial Co. Ltd.	19,000	90,057
Kuo Toong International Co. Ltd.	44,000	88,566
L&K Engineering Co. Ltd.	54,315	357,849
LandMark Optoelectronics Corp.	11,000	102,713
Largan Precision Co. Ltd.	23,000	1,846,018
Lian HWA Food Corp.	24,200	82,587
Lien Hwa Industrial Holdings Corp.	215,485	420,123
Lite-On Technology Corp.	575,419	1,809,179
Longchen Paper & Packaging Co. Ltd. (b)	190,800	88,326
Lotes Co. Ltd.	18,337	802,514
Lotus Pharmaceutical Co. Ltd.	26,000	216,074
Lumosa Therapeutics Co. Ltd. (b)	24,000	251,023
LuxNet Corp.	31,541	144,018
M31 Technology Corp.	4,800	124,829
Machvision, Inc.	24,000	263,915
Macronix International Co. Ltd.	372,000	315,030
Makalot Industrial Co. Ltd.	53,118	585,789
Marketech International Corp.	35,000	166,448
Materials Analysis Technology, Inc.	40,000	340,638
MediaTek, Inc.	370,000	13,737,696
Medigen Vaccine Biologics Corp. (b)	61,041	87,184
Mega Financial Holding Co. Ltd.	3,035,019	3,769,019
Mercuries Life Insurance Co. Ltd. (b)	692,129	165,561
Merida Industry Co. Ltd.	53,000	385,193
Merry Electronics Co. Ltd.	39,071	160,499
Microbio Co. Ltd. (b)	70,790	91,825
Micro-Star International Co. Ltd.	172,000	945,697
Mitac Holdings Corp.	193,160	274,665
MPI Corp.	18,000	424,881
Namchow Holdings Co. Ltd.	43,000	75,683
Nan Kang Rubber Tire Co. Ltd. (b)	67,000	104,163
Nan Pao Resins Chemical Co. Ltd.	27,000	258,939
Nan Ya Plastics Corp.	1,674,000	2,433,255
Nan Ya Printed Circuit Board Corp.	50,000	225,143
Nantex Industry Co. Ltd.	69,000	81,981
Nanya Technology Corp. (b)	294,000	439,888

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Nien Made Enterprise Co. Ltd.	44,000	$709,083
North-Star International Co. Ltd.	33,895	70,796
Novatek Microelectronics Corp.	144,000	2,357,038
Nuvoton Technology Corp.	44,000	119,154
O-Bank Co. Ltd.	312,000	99,082
OBI Pharma, Inc. (b)	49,467	118,796
Oneness Biotech Co. Ltd. (b)	75,334	340,409
Orient Semiconductor Electronics Ltd.	121,000	153,895
Oriental Union Chemical Corp.	62,000	36,832
Pan Jit International, Inc.	62,000	113,826
Pan-International Industrial Corp.	108,000	120,298
Pegatron Corp.	458,000	1,490,655
Pegavision Corp.	13,257	188,090
PharmaEngine, Inc.	32,000	90,500
PharmaEssentia Corp. (b)	59,000	1,185,724
Phihong Technology Co. Ltd. (b)	62,268	80,377
Phison Electronics Corp.	37,000	577,568
Phoenix Silicon International Corp.	34,000	134,833
Pixart Imaging, Inc.	30,000	255,005
Polaris Group (b)	106,000	184,893
Pou Chen Corp.	543,000	620,272
Powerchip Semiconductor Manufacturing Corp. (b)	680,000	464,127
Powertech Technology, Inc.	155,000	671,006
Poya International Co. Ltd.	12,456	207,426
President Chain Store Corp.	128,000	1,193,181
President Securities Corp.	167,320	142,753
Primax Electronics Ltd.	87,000	249,070
Prince Housing & Development Corp.	113,000	38,742
Promate Electronic Co. Ltd.	114,000	290,705
Qisda Corp.	341,000	404,073
Quanta Computer, Inc.	654,000	5,455,769
Quanta Storage, Inc.	61,000	201,428
Radiant Opto-Electronics Corp.	115,000	706,792
Raydium Semiconductor Corp.	14,000	149,748
Realtek Semiconductor Corp.	115,000	1,711,564
RichWave Technology Corp. (b)	23,781	145,407
Ruentex Development Co. Ltd.	368,416	569,857
Ruentex Engineering & Construction Co.	15,400	71,291
Ruentex Industries Ltd.	136,295	335,930
Run Long Construction Co. Ltd.	115,236	194,084
Sakura Development Co. Ltd.	102,193	160,814
San Fu Chemical Co. Ltd.	6,000	25,974
Sanyang Motor Co. Ltd.	154,000	355,237
Scientech Corp.	18,000	241,449
SDI Corp.	35,000	162,024
Security Description	Shares	Value
Sensortek Technology Corp.	5,000	$45,582
Sercomm Corp.	63,000	221,968
Shanghai Commercial & Savings Bank Ltd.	882,492	1,076,397
Shihlin Electric & Engineering Corp.	54,000	377,103
Shihlin Paper Corp. (b)	42,000	75,648
Shin Kong Financial Holding Co. Ltd. (b)	3,384,719	1,288,795
Shin Zu Shing Co. Ltd.	34,820	217,855
Shinfox Energy Co. Ltd.	17,000	73,057
Shinkong Insurance Co. Ltd.	53,000	157,259
Shinkong Synthetic Fibers Corp.	294,000	150,965
Shiny Chemical Industrial Co. Ltd.	27,750	156,084
ShunSin Technology Holding Ltd.	10,000	65,410
Sigurd Microelectronics Corp.	99,078	237,000
Silicon Integrated Systems Corp.	74,750	167,704
Simplo Technology Co. Ltd.	36,000	402,130
Sinbon Electronics Co. Ltd.	48,000	455,785
Sincere Navigation Corp.	89,000	84,088
Sino-American Silicon Products, Inc.	109,000	609,641
Sinon Corp.	67,000	90,931
SinoPac Financial Holdings Co. Ltd.	2,471,917	1,894,174
Sinyi Realty, Inc.	36,000	34,866
Sitronix Technology Corp.	24,000	173,289
Soft-World International Corp.	32,000	133,475
Solar Applied Materials Technology Corp.	100,205	206,448
Solomon Technology Corp.	29,000	137,456
Sporton International, Inc.	20,527	141,727
Standard Foods Corp.	51,417	64,096
Sunny Friend Environmental Technology Co. Ltd.	8,995	26,235
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	157,667
Sunplus Technology Co. Ltd. (b)	105,000	105,012
Supreme Electronics Co. Ltd.	151,473	315,424
Synmosa Biopharma Corp.	101,686	120,494
Synnex Technology International Corp.	280,550	642,721
Systex Corp.	72,000	288,942
T3EX Global Holdings Corp.	13,000	36,519
TA Chen Stainless Pipe	382,586	418,896
Ta Ya Electric Wire & Cable	205,008	328,438
Taichung Commercial Bank Co. Ltd.	810,580	471,290
TaiDoc Technology Corp.	5,000	24,489
Taigen Biopharmaceuticals Holdings Ltd. (b)	126,000	59,523
TaiMed Biologics, Inc. (b)	49,971	125,849

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Tainan Spinning Co. Ltd.	262,000	$134,119
Taishin Financial Holding Co. Ltd.	2,637,743	1,533,644
Taiwan Business Bank	1,552,868	782,654
Taiwan Cogeneration Corp.	231,124	330,840
Taiwan Cooperative Financial Holding Co. Ltd.	2,514,776	2,058,133
Taiwan Fertilizer Co. Ltd.	146,000	267,581
Taiwan Glass Industry Corp. (b)	164,000	96,908
Taiwan High Speed Rail Corp.	514,000	480,761
Taiwan Hon Chuan Enterprise Co. Ltd.	101,000	520,216
Taiwan Mask Corp.	23,000	42,371
Taiwan Mobile Co. Ltd.	418,000	1,518,967
Taiwan Paiho Ltd.	32,000	73,815
Taiwan Sakura Corp.	67,000	185,673
Taiwan Secom Co. Ltd.	50,000	218,034
Taiwan Semiconductor Co. Ltd.	36,000	72,918
Taiwan Semiconductor Manufacturing Co. Ltd.	5,932,000	179,385,525
Taiwan Shin Kong Security Co. Ltd.	33,000	43,588
Taiwan Surface Mounting Technology Corp.	62,000	215,506
Taiwan TEA Corp. (b)	240,000	171,393
Taiwan Union Technology Corp.	55,000	296,320
Taiwan-Asia Semiconductor Corp.	53,000	62,217
Tatung Co. Ltd. (b)	383,000	594,835
TCC Group Holdings Co. Ltd.	1,578,590	1,686,011
TCI Co. Ltd.	24,000	103,898
Teco Electric & Machinery Co. Ltd.	342,000	527,376
Test Research, Inc.	44,000	196,736
Thinking Electronic Industrial Co. Ltd.	26,000	142,954
Ton Yi Industrial Corp.	282,000	149,258
Tong Hsing Electronic Industries Ltd.	40,480	179,078
Tong Yang Industry Co. Ltd.	80,000	269,224
Topco Scientific Co. Ltd.	39,097	348,391
Topkey Corp.	8,000	54,982
TPK Holding Co. Ltd. (b)	77,000	107,301
Transcend Information, Inc.	51,000	165,990
Tripod Technology Corp.	109,000	676,805
TSEC Corp.	121,794	94,867
TSRC Corp.	58,000	43,619
TTY Biopharm Co. Ltd.	79,000	183,480
Tung Ho Steel Enterprise Corp.	102,560	256,671
TXC Corp.	62,000	213,547
U-Ming Marine Transport Corp.	67,000	118,136
Unimicron Technology Corp.	324,000	1,474,286
Security Description	Shares	Value
Union Bank of Taiwan	456,113	$223,398
Uni-President Enterprises Corp.	1,195,880	3,295,174
Unitech Printed Circuit Board Corp. (b)	318,000	346,673
United Integrated Services Co. Ltd.	37,000	372,964
United Microelectronics Corp.	2,742,000	4,661,482
United Renewable Energy Co. Ltd. (b)	223,571	89,014
Universal Cement Corp.	125,021	122,072
Universal Microwave Technology, Inc.	18,000	184,570
Universal Vision Biotechnology Co. Ltd.	11,565	94,284
UPC Technology Corp.	80,000	31,220
UPI Semiconductor Corp.	12,000	94,039
USI Corp.	244,000	124,519
Vanguard International Semiconductor Corp.	213,000	696,617
VIA Labs, Inc.	6,000	35,549
Via Technologies, Inc.	38,000	157,300
Visco Vision, Inc.	20,000	157,679
VisEra Technologies Co. Ltd.	21,000	192,438
Visual Photonics Epitaxy Co. Ltd.	57,000	298,990
Vivotek, Inc.	13,000	51,349
Voltronic Power Technology Corp.	14,200	908,631
Wafer Works Corp.	109,290	109,647
Waffer Technology Corp.	25,000	57,747
Wah Lee Industrial Corp.	32,360	131,397
Walsin Lihwa Corp.	630,816	697,662
Walsin Technology Corp.	63,000	215,000
Wan Hai Lines Ltd.	160,570	497,239
Win Semiconductors Corp. (b)	73,000	314,869
Winbond Electronics Corp. (b)	747,345	504,189
WinWay Technology Co. Ltd.	4,000	154,835
Wisdom Marine Lines Co. Ltd.	77,000	185,648
Wistron Corp.	706,842	2,255,891
Wistron NeWeb Corp.	86,792	318,135
Wiwynn Corp.	29,000	1,571,580
Wowprime Corp.	13,194	92,139
WPG Holdings Ltd.	352,480	835,353
WT Microelectronics Co. Ltd.	156,711	522,428
XinTec, Inc.	49,000	318,187
Xxentria Technology Materials Corp.	80,368	156,437
Yageo Corp.	92,560	1,822,157
Yang Ming Marine Transport Corp.	400,000	872,134
Yankey Engineering Co. Ltd.	9,387	91,507
YC INOX Co. Ltd.	297,531	229,402
YFY, Inc.	199,000	208,140
Yieh Phui Enterprise Co. Ltd.	111,384	55,786
Yuanta Financial Holding Co. Ltd.	2,436,479	2,440,598

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Yulon Finance Corp.	66,168	$315,718
Yulon Motor Co. Ltd.	122,712	232,655
Yungshin Construction & Development Co. Ltd.	13,000	93,043
YungShin Global Holding Corp.	87,000	168,796
Zhen Ding Technology Holding Ltd.	158,000	566,666
ZillTek Technology Corp.	16,000	169,877
Zyxel Group Corp.	48,000	56,499
		419,541,344
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (b)	168,896	259,625
THAILAND — 0.5%
Advanced Info Service PCL	303,800	2,454,759
AEON Thana Sinsap Thailand PCL	10,400	45,572
Airports of Thailand PCL	945,400	1,880,370
Amata Corp. PCL	98,300	76,373
AP Thailand PCL	621,274	193,077
Asia Aviation PCL NVDR (b)	2,785,646	238,937
Aurora Design PCL	361,400	176,334
B Grimm Power PCL	246,100	183,557
Bangchak Corp. PCL	206,300	238,821
Bangchak Sriracha PCL	450,000	124,466
Bangkok Airways PCL	214,800	164,884
Bangkok Chain Hospital PCL	467,800	261,686
Bangkok Commercial Asset Management PCL	256,500	76,924
Bangkok Dusit Medical Services PCL Class F	2,587,600	2,412,493
Bangkok Expressway & Metro PCL	1,659,300	420,272
Bangkok Life Assurance PCL	55,700	42,410
Bangkok Life Assurance PCL NVDR	300,000	228,420
Banpu PCL	1,840,732	403,299
Banpu Power PCL	91,700	37,618
BCPG PCL	256,000	57,282
Berli Jucker PCL	342,400	262,832
Betagro PCL	135,600	93,132
BTS Group Holdings PCL (b)	1,612,000	225,437
Bumrungrad Hospital PCL	131,200	1,096,816
Carabao Group PCL	69,500	170,632
Central Pattana PCL	518,900	1,080,454
Central Plaza Hotel PCL	96,000	121,576
Central Retail Corp. PCL	362,225	348,970
CH Karnchang PCL	146,300	92,297
Charoen Pokphand Foods PCL	1,330,600	992,445
Chularat Hospital PCL	887,900	75,055
CK Power PCL	64,900	7,503
Com7 PCL Class F	285,000	211,685
CP ALL PCL	1,363,800	2,776,129
CP Axtra PCL	423,700	427,947
Security Description	Shares	Value
Delta Electronics Thailand PCL	837,400	$2,784,610
Dhipaya Group Holdings PCL	51,400	45,526
Dohome PCL	112,768	39,602
Dynasty Ceramic PCL	1,066,900	65,982
Electricity Generating PCL	49,100	188,450
Energy Absolute PCL (a)	377,813	105,087
Erawan Group PCL	336,600	46,864
GFPT PCL	131,000	46,818
Gulf Energy Development PCL	751,220	1,330,729
Gunkul Engineering PCL	705,600	63,592
Hana Microelectronics PCL	82,100	103,973
Home Product Center PCL	1,184,900	382,968
Ichitan Group PCL	565,100	286,260
Intouch Holdings PCL	191,900	551,651
IRPC PCL	1,621,600	88,192
I-TAIL Corp. PCL	86,200	57,328
Jasmine International PCL	345,549	32,002
Jasmine Technology Solution PCL (b)	89,500	203,046
Jasmine Technology Solution PCL NVDR (b)	51,500	116,836
Jaymart Group Holdings PCL	49,300	24,208
JMT Network Services PCL	142,100	79,932
Kasikornbank PCL	110,200	513,713
KCE Electronics PCL	142,900	172,088
Kiatnakin Phatra Bank PCL	25,400	40,258
Krung Thai Bank PCL	699,600	447,883
Krungthai Card PCL	206,500	312,855
Land & Houses PCL	1,692,400	336,613
MBK PCL	123,927	68,939
Mega Lifesciences PCL	50,300	61,356
Minor International PCL	761,417	668,480
MK Restaurants Group PCL	80,900	76,054
Muangthai Capital PCL	156,000	239,981
Ngern Tid Lor PCL (a)	262,474	150,090
Osotspa PCL	292,600	210,055
Plan B Media PCL	288,360	73,037
Prima Marine PCL	400,500	107,041
Pruksa Holding PCL	44,000	12,375
PTT Exploration & Production PCL	293,900	1,196,516
PTT Global Chemical PCL	451,400	420,853
PTT Oil & Retail Business PCL	1,143,500	625,456
PTT PCL	2,343,700	2,476,445
Quality Houses PCL	981,000	58,840
Ratch Group PCL	219,100	219,594
Regional Container Lines PCL	47,800	40,109
RS PCL	57,882	10,793
Sansiri PCL	1,966,900	116,752
SCB X PCL	486,900	1,649,354
SCG Packaging PCL	260,600	234,866
Siam Cement PCL	179,465	1,344,140
Siam City Cement PCL	8,800	43,621
Siam Global House PCL	960,800	474,764

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Sino-Thai Engineering & Construction PCL	104,500	$31,339
Sri Trang Agro-Industry PCL	199,100	154,689
Sri Trang Gloves Thailand PCL	169,000	64,601
Srisawad Corp. PCL	156,420	210,245
Star Petroleum Refining PCL	208,500	45,682
Supalai PCL	253,900	162,547
Thai Life Insurance PCL	1,240,100	416,225
Thai Oil PCL	295,557	470,742
Thai Union Group PCL	372,800	169,152
Thai Vegetable Oil PCL	91,960	68,875
Thanachart Capital PCL	32,400	50,849
Thonburi Healthcare Group PCL	111,000	68,647
Tipco Asphalt PCL	85,400	49,630
Tisco Financial Group PCL (a)	261,100	783,036
TMBThanachart Bank PCL	2,553,000	156,302
TOA Paint Thailand PCL	51,700	31,170
TPI Polene PCL	1,118,800	41,376
TPI Polene Power PCL	409,400	39,187
TQM Alpha PCL	37,200	31,503
True Corp. PCL (a) (b)	2,322,870	808,520
TTW PCL	540,600	157,085
VGI PCL (b)	967,590	78,784
WHA Corp. PCL	1,565,200	265,103
		41,102,330
TURKEY — 0.2%
Agrotech Yueksek Teknoloji VE Yatirim AS (b)	60,552	24,708
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	116,279	50,644
Akbank TAS	736,651	1,327,328
Akfen Yenilenebilir Enerji AS Class A (b)	92,883	51,295
Aksa Akrilik Kimya Sanayii AS	280,824	75,736
Aksa Enerji Uretim AS	69,891	78,381
Alarko Holding AS	37,401	103,274
Alfa Solar Enerji Sanayi VE Ticaret AS	15,106	23,242
Anadolu Anonim Turk Sigorta Sirketi (b)	44,330	103,799
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	494,481
Aselsan Elektronik Sanayi Ve Ticaret AS	276,860	479,827
Aygaz AS	35,787	158,066
Baticim Bati Anadolu Cimento Sanayii AS (b)	13,407	68,315
BIM Birlesik Magazalar AS	103,155	1,497,361
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	12,885	178,554
Can2 Termik AS (b)	1,160,728	54,323
Cimsa Cimento Sanayi VE Ticaret AS	63,005	64,650
Coca-Cola Icecek AS	214,896	358,294
Security Description	Shares	Value
CW Enerji Muhendislik Ticaret VE Sanayi AS	5,987	$30,577
Dogan Sirketler Grubu Holding AS	36,502	16,144
Dogus Otomotiv Servis ve Ticaret AS	17,178	109,990
Eczacibasi Yatirim Holding Ortakligi AS	4,470	26,948
EGE Endustri VE Ticaret AS	276	87,190
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39,802	55,697
Eldorado Gold Corp. (a) (b)	47,800	831,843
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	987,386	347,158
Enerjisa Enerji AS (d)	1,575	2,730
Eregli Demir ve Celik Fabrikalari TAS	257,348	402,727
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	20,864	51,630
Ford Otomotiv Sanayi AS	17,284	464,112
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	67,343
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (b)	23,865	28,830
Gubre Fabrikalari TAS (b)	14,397	86,119
Haci Omer Sabanci Holding AS	243,399	693,091
Hektas Ticaret TAS (b)	253,300	33,119
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	50,870	26,188
Is Yatirim Menkul Degerler AS Class A	75,462	77,477
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	22,577	25,887
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	198,426	156,130
Kiler Holding AS (b)	49,731	43,494
KOC Holding AS	161,546	889,307
Kontrolmatik Enerji Ve Muhendislik AS	84,171	108,577
Konya Cimento Sanayii AS (b)	240	49,001
Kordsa Teknik Tekstil AS (b)	22,708	51,245
Koza Altin Isletmeleri AS (b)	302,505	205,462
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	62,589
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	47,848	126,243
MIA Teknoloji AS (b)	59,900	75,516
Migros Ticaret AS	21,576	284,001
MLP Saglik Hizmetleri AS (b) (d)	8,993	86,018
Nuh Cimento Sanayi AS	16,787	128,282
Otokar Otomotiv Ve Savunma Sanayi AS	9,030	116,351

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Oyak Cimento Fabrikalari AS (b)	66,260	$128,887
Oyak Yatirim Menkul Degerler AS (b)	23,810	27,009
Pegasus Hava Tasimaciligi AS (b)	45,537	318,745
Petkim Petrokimya Holding AS (b)	532,531	352,972
Politeknik Metal Sanayi ve Ticaret AS (b)	178	34,767
Reeder Teknoloji Sanayi VE Ticaret AS (b)	46,916	35,159
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	400,000	144,849
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	142,552	100,241
Sasa Polyester Sanayi AS (b)	2,329,872	293,046
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	54,408
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	65,378	73,434
Sok Marketler Ticaret AS	87,998	124,170
TAV Havalimanlari Holding AS (b)	24,973	182,400
Tekfen Holding AS (b)	45,605	69,367
Tofas Turk Otomobil Fabrikasi AS	31,315	197,395
Turk Hava Yollari AO (b)	146,824	1,223,990
Turkcell Iletisim Hizmetleri AS	258,950	721,089
Turkiye Is Bankasi AS Class C	2,285,862	940,094
Turkiye Petrol Rafinerileri AS	213,067	967,261
Turkiye Sigorta AS	244,454	88,737
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	107,313
Turkiye Sise ve Cam Fabrikalari AS	278,975	351,705
Ulker Biskuvi Sanayi AS (b)	157,977	646,931
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	242,538
Vestel Elektronik Sanayi ve Ticaret AS (b)	39,052	73,621
Yapi ve Kredi Bankasi AS	697,188	630,558
YEO Teknoloji Enerji VE Endustri AS (b)	7,057	33,337
Zorlu Enerji Elektrik Uretim AS (b)	517,064	63,976
		19,267,293
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	637,418	1,461,220
Abu Dhabi Islamic Bank PJSC	330,510	1,144,592
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	810,823
ADNOC Drilling Co. PJSC	900,000	1,158,998
Agthia Group PJSC	208,635	443,058
Air Arabia PJSC	525,287	391,856
Security Description	Shares	Value
Ajman Bank PJSC (b)	378,572	$182,432
Al Waha Capital PJSC	424,774	175,784
AL Yah Satellite Communications Co-PJSC-Yah Sat	474,632	268,781
Aldar Properties PJSC	962,198	1,969,978
Amanat Holdings PJSC	457,454	148,209
Americana Restaurants International PLC - Foreign Co.	883,239	637,240
Aramex PJSC (b)	156,938	96,137
Dana Gas PJSC (b)	2,449,126	426,747
Dubai Financial Market PJSC	700,652	249,892
Dubai Investments PJSC	1,035,581	589,263
Dubai Islamic Bank PJSC	637,109	1,092,781
Emaar Properties PJSC	1,620,082	3,846,206
Emirates Central Cooling Systems Corp.	617,533	290,861
Emirates NBD Bank PJSC	461,780	2,552,174
Emirates Telecommunications Group Co. PJSC	854,222	4,302,507
First Abu Dhabi Bank PJSC	995,288	3,723,185
Gulf Navigation Holding PJSC (b)	69,029	114,641
Multiply Group PJSC (b)	955,020	613,626
National Central Cooling Co. PJSC	153,945	126,576
Parkin Co. PJSC (b)	103,775	107,363
Phoenix Group PLC (b)	399,930	163,326
RAK Properties PJSC	185,714	60,169
Ras Al Khaimah Ceramics	70,256	45,906
Sharjah Islamic Bank	238,606	150,063
		27,344,394
UNITED KINGDOM — 7.1%
3i Group PLC	234,872	10,412,250
4imprint Group PLC	6,524	435,798
AB Dynamics PLC	3,400	89,160
abrdn PLC	552,598	1,210,794
Admiral Group PLC	61,965	2,313,969
Advanced Medical Solutions Group PLC	39,361	114,569
AG Barr PLC	22,928	191,908
AJ Bell PLC	73,348	442,242
Alfa Financial Software Holdings PLC (d)	26,667	71,468
Allfunds Group PLC	75,545	465,402
Alpha Group International PLC (a)	6,913	204,928
Alphawave IP Group PLC (a) (b)	148,398	207,414
Anglogold Ashanti PLC	99,946	2,662,075
AO World PLC (b)	62,970	94,938
Ascential PLC	58,710	446,122
Ashmore Group PLC	105,285	289,509
Ashtead Group PLC	106,036	8,229,503

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ashtead Technology Holdings PLC	17,907	$136,431
ASOS PLC (a) (b)	11,344	65,217
Associated British Foods PLC	80,133	2,507,656
Assura PLC REIT	621,575	354,343
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	126,124	203,688
AstraZeneca PLC	376,176	58,471,123
Auction Technology Group PLC (a) (b)	18,907	106,516
Auto Trader Group PLC (d)	213,386	2,483,862
Aviva PLC	641,125	4,158,827
B&M European Value Retail SA	231,101	1,287,067
Babcock International Group PLC	54,603	346,140
BAE Systems PLC	745,370	12,372,543
Balfour Beatty PLC	127,332	735,792
Barclays PLC	3,616,240	10,892,114
Barratt Developments PLC	321,002	2,061,166
Beazley PLC	156,413	1,596,612
Bellway PLC	26,973	1,126,652
Berkeley Group Holdings PLC	24,213	1,532,966
Big Yellow Group PLC REIT	44,134	750,645
Bodycote PLC	44,593	360,085
boohoo Group PLC (a) (b)	194,856	77,993
Breedon Group PLC	61,028	350,360
Bridgepoint Group PLC (d)	45,753	211,484
British American Tobacco PLC	488,581	17,851,945
British Land Co. PLC REIT	262,255	1,531,631
Britvic PLC	53,345	912,317
BT Group PLC (a)	1,531,724	3,038,719
Bunzl PLC	80,043	3,794,301
Burberry Group PLC	84,909	798,387
Bytes Technology Group PLC	51,912	358,605
Central Asia Metals PLC	51,544	135,235
Centrica PLC	1,263,972	1,977,717
Cerillion PLC	4,240	102,372
Chemring Group PLC	89,914	443,227
CK Hutchison Holdings Ltd.	636,524	3,663,035
Clarkson PLC	6,343	313,101
Close Brothers Group PLC	31,245	172,503
CLS Holdings PLC REIT	22,420	27,968
CMC Markets PLC (d)	26,503	111,093
Coats Group PLC	417,653	562,459
Coca-Cola Europacific Partners PLC (e)	10,000	787,500
Coca-Cola Europacific Partners PLC (e)	41,538	3,272,910
Compass Group PLC	408,645	13,122,368
Computacenter PLC	19,513	647,539
ConvaTec Group PLC (d)	390,278	1,188,343
Craneware PLC	6,020	161,498
Cranswick PLC	12,422	836,444
Crest Nicholson Holdings PLC	47,279	122,396
Croda International PLC	32,506	1,838,692
Currys PLC (b)	208,183	249,786
Security Description	Shares	Value
Custodian Property Income REIT PLC	205,712	$235,646
CVS Group PLC	15,156	230,130
Darktrace PLC (b)	104,558	808,955
DCC PLC	23,137	1,581,223
Deliveroo PLC (b) (d)	250,366	518,855
Derwent London PLC REIT	22,196	715,138
Diageo PLC	540,511	18,872,115
Diploma PLC	31,752	1,888,464
Direct Line Insurance Group PLC	300,295	754,445
DiscoverIE Group PLC	21,999	179,411
Domino's Pizza Group PLC	90,996	367,149
Dowlais Group PLC	300,934	235,534
Dr. Martens PLC (a)	130,166	98,299
Drax Group PLC	88,406	764,270
DS Smith PLC	326,168	2,020,399
Dunelm Group PLC	27,955	432,720
easyJet PLC	75,712	528,092
Elementis PLC	133,671	291,900
Empiric Student Property PLC REIT	122,709	160,316
Entain PLC	146,812	1,502,941
Essentra PLC	65,451	134,147
Evoke PLC (a) (b)	82,789	72,126
FDM Group Holdings PLC	19,351	99,932
Fevertree Drinks PLC	22,682	251,002
Firstgroup PLC	134,723	264,018
Forterra PLC (d)	29,434	68,697
Frasers Group PLC (b)	35,574	397,723
Fund Technologies PLC (a) (b)	4,773	105,253
Future PLC	23,069	312,840
Games Workshop Group PLC	7,646	1,102,515
Gamma Communications PLC	21,055	471,078
GB Group PLC	86,955	362,741
Genuit Group PLC	53,097	341,508
Genus PLC	15,401	414,195
Grafton Group PLC CDI	46,361	647,235
Grainger PLC	175,844	579,057
Great Portland Estates PLC REIT	76,945	367,428
Greatland Gold PLC (a) (b)	854,395	79,077
Greggs PLC	23,501	984,780
Halfords Group PLC	57,823	116,652
Halma PLC	89,896	3,144,777
Hammerson PLC REIT	105,809	451,257
Harbour Energy PLC	143,548	512,563
Hargreaves Lansdown PLC	81,789	1,222,691
Hays PLC	343,573	427,670
Hill & Smith PLC	18,328	503,977
Hilton Food Group PLC	16,760	201,880
Hiscox Ltd.	80,599	1,238,957
Hollywood Bowl Group PLC	38,461	159,928
Home REIT PLC (b) (c)	160,701	8,191
Howden Joinery Group PLC	130,119	1,583,033
HSBC Holdings PLC	4,493,686	40,336,715

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Hunting PLC	40,060	$201,504
Ibstock PLC (d)	111,679	278,629
IG Group Holdings PLC	91,148	1,125,415
IMI PLC	61,913	1,504,811
Impact Healthcare REIT PLC	79,956	98,991
Impax Asset Management Group PLC	39,957	202,594
Imperial Brands PLC	194,354	5,664,937
Inchcape PLC	87,840	938,469
Indivior PLC (b)	25,590	252,805
Informa PLC	322,241	3,545,214
IntegraFin Holdings PLC	64,407	319,651
InterContinental Hotels Group PLC	38,631	4,215,885
Intermediate Capital Group PLC	68,814	2,056,524
International Distribution Services PLC	183,438	842,490
Intertek Group PLC	38,216	2,645,068
Investec PLC	152,768	1,165,968
IP Group PLC (b)	238,094	158,726
ITM Power PLC (a) (b)	81,487	55,307
ITV PLC	823,602	884,343
J D Wetherspoon PLC (b)	16,884	167,930
J Sainsbury PLC	393,913	1,560,819
JD Sports Fashion PLC	588,840	1,216,749
JET2 PLC	40,306	756,902
John Wood Group PLC (b)	207,041	351,864
Johnson Matthey PLC	42,162	860,186
Johnson Service Group PLC	166,993	348,986
Judges Scientific PLC	1,508	199,444
Jupiter Fund Management PLC	87,814	102,123
Just Eat Takeaway.com NV (a) (b) (d) (e)	35,232	530,239
Just Eat Takeaway.com NV (a) (b) (d) (e)	5,995	90,064
Just Group PLC	234,559	437,959
Kainos Group PLC	19,985	236,705
Keller Group PLC	26,188	567,656
Kier Group PLC	95,769	177,017
Kingfisher PLC	443,367	1,914,966
Lancashire Holdings Ltd.	55,102	507,769
Land Securities Group PLC REIT	167,563	1,463,191
Learning Technologies Group PLC (a)	142,197	181,199
Legal & General Group PLC	1,415,940	4,298,048
Liontrust Asset Management PLC	10,791	84,531
Lloyds Banking Group PLC	15,212,255	11,998,109
London Stock Exchange Group PLC	114,994	15,764,055
LondonMetric Property PLC REIT	489,541	1,344,810
M&G PLC	535,334	1,489,277
Man Group PLC	272,590	774,422
Security Description	Shares	Value
Marks & Spencer Group PLC	534,359	$2,670,655
Marshalls PLC	52,469	234,363
Me Group International PLC	39,304	102,488
Melrose Industries PLC	312,081	1,907,604
Mitchells & Butlers PLC (b)	53,624	212,549
Mitie Group PLC	312,065	494,771
Mobico Group PLC (b)	80,953	79,865
Molten Ventures PLC (b)	37,066	200,863
MONY Group PLC	105,401	298,594
Moonpig Group PLC (b)	77,622	212,922
Morgan Advanced Materials PLC	64,893	240,677
Morgan Sindall Group PLC	9,417	389,050
National Grid PLC	1,176,418	16,253,270
NatWest Group PLC	1,592,901	7,347,893
NCC Group PLC	91,183	217,953
Next 15 Group PLC	18,298	111,430
Next PLC	28,597	3,752,235
Ninety One PLC	69,121	161,881
Ocado Group PLC (b)	133,670	689,043
OSB Group PLC	85,659	446,956
Oxford Instruments PLC	11,869	338,310
Oxford Nanopore Technologies PLC (a) (b)	125,370	267,550
Pagegroup PLC	75,733	392,928
Paragon Banking Group PLC	50,256	524,119
Pearson PLC	142,834	1,941,767
Pennon Group PLC	64,587	512,872
Pepco Group NV (b)	35,850	191,758
Persimmon PLC	75,699	1,668,790
Pets at Home Group PLC	96,686	396,072
Phoenix Group Holdings PLC	170,673	1,280,875
Picton Property Income Ltd. REIT	95,313	95,375
Playtech PLC (b)	57,024	575,198
Polar Capital Holdings PLC	18,095	130,096
Premier Foods PLC	147,142	361,974
Primary Health Properties PLC REIT	303,919	415,815
PRS REIT PLC	120,251	165,492
PZ Cussons PLC	62,053	80,238
QinetiQ Group PLC	115,721	697,569
Quilter PLC (d)	319,032	568,723
Rank Group PLC	31,507	38,036
Rathbones Group PLC	14,419	346,202
Reckitt Benckiser Group PLC	172,479	10,589,099
RELX PLC (e)	441,771	20,793,253
RELX PLC (e)	11,746	552,943
Renew Holdings PLC	16,446	232,069
Renewi PLC	15,601	133,510
Renishaw PLC	8,997	451,951
Rentokil Initial PLC	597,787	2,921,909
Rightmove PLC	189,465	1,569,053
Rolls-Royce Holdings PLC (b)	2,090,261	14,781,475
Rotork PLC	203,550	910,288
RS Group PLC	114,043	1,239,069

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
RWS Holdings PLC	68,873	$149,660
Safestore Holdings PLC REIT	49,400	594,376
Sage Group PLC	239,090	3,285,604
Savills PLC	36,289	577,300
Schroders PLC	192,643	902,338
Segro PLC REIT	329,534	3,863,256
Serco Group PLC	242,613	579,263
Serica Energy PLC	48,012	85,975
Severn Trent PLC	63,741	2,258,882
Shaftesbury Capital PLC REIT	369,994	730,541
SIG PLC (a) (b)	86,698	22,793
Smith & Nephew PLC	207,034	3,215,823
Smiths Group PLC	81,382	1,830,641
Softcat PLC	29,742	619,161
Spectris PLC	24,005	878,391
Spirax Group PLC	17,431	1,757,087
Spire Healthcare Group PLC (d)	64,329	203,207
Spirent Communications PLC (b)	125,923	288,155
SSE PLC	272,579	6,884,693
SSP Group PLC	180,804	386,336
St. James's Place PLC	133,373	1,313,124
Standard Chartered PLC	525,383	5,588,446
SThree PLC	42,774	215,730
Subsea 7 SA	65,127	1,054,260
Supermarket Income REIT PLC	385,678	387,997
Target Healthcare REIT PLC	132,171	159,559
Tate & Lyle PLC	95,117	870,768
Taylor Wimpey PLC	838,042	1,846,908
Team17 Group PLC (b)	19,803	71,719
Telecom Plus PLC	16,096	398,990
Tesco PLC	1,666,752	8,019,443
THG PLC (a) (b)	181,987	134,260
TORM PLC Class A	11,362	387,153
TP ICAP Group PLC	177,855	564,208
Trainline PLC (b) (d)	98,595	435,633
Travis Perkins PLC	49,344	612,897
Tritax Big Box REIT PLC	511,273	1,091,101
Trustpilot Group PLC (b) (d)	68,222	206,812
Unilever PLC	606,549	39,369,816
UNITE Group PLC REIT	111,891	1,410,798
United Utilities Group PLC	161,465	2,264,354
Urban Logistics REIT PLC	173,538	293,762
Vesuvius PLC	49,794	260,819
Victrex PLC	20,054	261,462
Virgin Money U.K. PLC	267,378	781,851
Vistry Group PLC (b)	76,659	1,342,914
Vodafone Group PLC	5,637,991	5,674,911
Volex PLC	21,261	94,966
Volution Group PLC	44,978	369,830
Warehouse REIT PLC	89,420	105,430
Watches of Switzerland Group PLC (b) (d)	51,052	326,643
Weir Group PLC	60,161	1,747,895
Security Description	Shares	Value
WH Smith PLC	30,286	$592,299
Whitbread PLC	42,970	1,806,368
Wickes Group PLC	69,428	163,159
Wise PLC Class A (b)	159,631	1,437,822
Workspace Group PLC REIT	31,087	271,040
WPP PLC	255,391	2,614,483
XPS Pensions Group PLC	84,462	327,417
Yellow Cake PLC (b) (d)	46,839	351,206
YouGov PLC (a)	29,430	172,510
Young & Co.'s Brewery PLC Class A	7,261	88,630
Zigup PLC	49,668	256,495
		566,874,228
UNITED STATES — 4.8%
Bausch Health Cos., Inc. (a) (b)	62,100	507,483
BP PLC	4,004,037	21,037,470
Brookfield Renewable Corp. Class A (a)	31,900	1,042,751
BRP, Inc. (a)	9,067	540,215
Burford Capital Ltd.	46,710	619,966
Carnival PLC (b)	32,068	523,915
CSL Ltd.	116,815	23,200,255
CyberArk Software Ltd. (b)	10,883	3,173,592
Diversified Energy Co. PLC	9,878	111,829
Eagle Hospitality Trust REIT (b) (c)	112,600	—
Energy Fuels, Inc. (a) (b)	36,700	201,844
Experian PLC	220,787	11,641,754
Ferrovial SE	127,478	5,488,848
Fiverr International Ltd. (a) (b)	6,700	173,329
GCC SAB de CV (a)	46,700	351,096
GFL Environmental, Inc. (a)	58,600	2,340,183
GSK PLC	1,001,634	20,374,799
Haleon PLC	1,789,153	9,429,125
Holcim AG	125,155	12,249,181
Inmode Ltd. (a) (b)	17,500	296,625
James Hardie Industries PLC CDI (b)	103,693	4,131,344
JBS SA	175,100	1,017,006
JS Global Lifestyle Co. Ltd. (b) (d)	278,500	61,311
Legend Biotech Corp. ADR (a) (b)	17,200	838,156
MDA Space Ltd. (b)	18,800	241,862
Monday.com Ltd. (b)	8,855	2,459,653
Nestle SA	630,536	63,505,825
Parade Technologies Ltd.	18,000	432,844
PolyPeptide Group AG (b) (d)	3,447	124,632
Primo Water Corp. (a)	37,800	954,688
Qiagen NV (b)	52,558	2,373,864
Reliance Worldwide Corp. Ltd.	193,546	788,180
Resolute Forest Products, Inc. (b)	7,600	10,792
RHI Magnesita NV	6,947	319,620
Riskified Ltd. Class A (b)	40,700	192,511

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Roche Holding AG	168,374	$54,012,216
Roche Holding AG Bearer Shares (a)	8,106	2,780,957
Sanofi SA	274,406	31,513,216
Schneider Electric SE	133,165	35,103,768
Shell PLC	1,523,986	49,571,788
Signify NV (d)	28,794	679,988
Sims Ltd. (a)	32,754	287,674
Sinch AB (b) (d)	160,520	483,622
Stellantis NV (e)	119,689	1,656,646
Stellantis NV (e)	411,840	5,703,140
Swiss Re AG	72,725	10,061,060
Tenaris SA	106,949	1,687,160
Titan Cement International SA	7,754	308,943
		384,606,726
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (b)	167,800	2,290,412
TOTAL COMMON STOCKS (Cost $6,379,888,918)		7,869,766,251

RIGHTS — 0.0% (f)
BELGIUM — 0.0% (f)
Montea NV (expiring 10/03/24) (a) (b)	3,606	3,260
NEW ZEALAND — 0.0% (f)
Fletcher Building Ltd. (expiring 10/08/24) (b)	52,273	18,292
SOUTH KOREA — 0.0%
LOTTE REIT Co. Ltd. (expiring 11/05/24) REIT (b)	11,510	—
THAILAND — 0.0%
BTS Group Holdings PCL (expiring 10/24/24) (b)	358,222	—
TURKEY — 0.0% (f)
Hektas Ticaret TAS (expiring 10/02/24) (b)	253,300	59,956
TOTAL RIGHTS (Cost $95,587)		81,508
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) 35.00% (b)	2,771	279
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c)	4,200	—
ITALY — 0.0% (f)
Fincantieri SpA (expiring 09/30/26) (b)	5,391	885
Security Description	Shares	Value
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	$—
		885
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd. (expiring 05/03/26) (b)	30,950	2,102
Scientex Bhd. (expiring 01/14/26) (b)	4,960	541
VS Industry Bhd. (expiring 09/05/26) (b)	44,400	1,992
		4,635
THAILAND — 0.0% (f)
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	2,116	89
MBK PCL (expiring 05/15/25) (b)	4,747	2,272
MBK PCL (expiring 11/15/24) (b)	4,746	2,419
Plan B Media PCL (expiring 01/13/25) (b)	10,680	126
Srisawad Corp. PCL (expiring 08/29/25) (b)	3,396	65
VGI PCL (expiring 05/23/27) (b)	223,290	625
VGI PCL (expiring 08/15/25) (b)	96,759	3,368
Vibhavadi Medical Center PCL (expiring 07/18/25) (b)	54,625	102
		9,066
TOTAL WARRANTS (Cost $0)		14,865
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	213,414,180	213,414,180
State Street Navigator Securities Lending Portfolio II (i) (j)	189,856,990	189,856,990
TOTAL SHORT-TERM INVESTMENTS (Cost $403,271,170)		403,271,170
TOTAL INVESTMENTS — 103.1% (Cost $6,783,255,675)		8,273,133,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(251,228,528)
NET ASSETS — 100.0%		$8,021,905,266

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $132,133, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	936	12/20/2024	$114,144,915	$116,429,040	$2,284,125
E-mini MSCI Emerging Markets Index (long)	1,153	12/20/2024	63,312,035	67,606,155	4,294,120
S&P/TSX 60 Index (long)	56	12/19/2024	11,789,615	11,974,744	185,129
					$6,763,374

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,827,122,451	$42,511,668	$132,132	$7,869,766,251
Rights	3,260	78,248	—	81,508
Warrants	11,497	3,368	0(a)	14,865
Short-Term Investments	403,271,170	—	—	403,271,170
TOTAL INVESTMENTS	$8,230,408,378	$42,593,284	$132,132	$866,133,794
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$6,763,374	$—	$—	$6,763,374
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,763,374	$—	$—	$6,763,374
(a)	The Portfolio held Level 3 securities that were valued at $0 at September 30, 2024.
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Top Five Industries as of September 30, 2024

Description	% of Net Assets
Banks	14.1%
Pharmaceuticals	6.0
Semiconductors	5.9
Insurance	4.7
Internet	4.6
TOTAL	35.3%
(The top five industries are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	178,964,611	$178,964,611	$861,577,555	$827,127,986	$—	$—	213,414,180	$213,414,180	$6,564,367
State Street Navigator Securities Lending Portfolio II	152,581,117	152,581,117	689,066,484	651,790,611	—	—	189,856,990	189,856,990	963,375
Total		$331,545,728	$1,550,644,039	$1,478,918,597	$—	$—		$403,271,170	$7,527,742
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a) (b)	13,141	$858,896
AeroVironment, Inc. (a) (b)	9,845	1,973,922
AerSale Corp. (a) (b)	11,900	60,095
Archer Aviation, Inc. Class A (a) (b)	84,200	255,126
Astronics Corp. (a)	11,568	225,345
BWX Technologies, Inc.	34,626	3,763,846
Byrna Technologies, Inc. (a) (b)	6,400	108,608
Cadre Holdings, Inc. (b)	9,700	368,115
Curtiss-Wright Corp.	14,415	4,738,066
Ducommun, Inc. (a)	5,000	329,150
Eve Holding, Inc. (a) (b)	6,719	21,770
HEICO Corp. (b)	17,146	4,483,336
HEICO Corp. Class A	30,664	6,248,097
Hexcel Corp.	31,017	1,917,781
Intuitive Machines, Inc. (a) (b)	10,500	84,525
Kratos Defense & Security Solutions, Inc. (a) (b)	56,100	1,307,130
Leonardo DRS, Inc. (a)	27,400	773,228
Loar Holdings, Inc. (a) (b)	4,100	305,819
Mercury Systems, Inc. (a)	20,600	762,200
Moog, Inc. Class A	10,721	2,165,856
National Presto Industries, Inc.	2,090	157,043
Park Aerospace Corp.	7,400	96,422
Redwire Corp. (a) (b)	7,800	53,586
Rocket Lab USA, Inc. (a) (b)	131,300	1,277,549
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	44,442	1,444,809
Terran Orbital Corp. (a) (b)	61,800	15,524
Triumph Group, Inc. (a) (b)	27,745	357,633
V2X, Inc. (a)	4,500	251,370
Virgin Galactic Holdings, Inc. (a)	6,069	37,021
VirTra, Inc. (a) (b)	3,900	24,258
Woodward, Inc.	22,874	3,923,120
		38,389,246
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a) (b)	19,000	307,610
Forward Air Corp. (b)	9,551	338,106
GXO Logistics, Inc. (a)	44,690	2,327,008
Hub Group, Inc. Class A	22,734	1,033,260
Radiant Logistics, Inc. (a)	12,353	79,430
		4,085,414
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	48,300	2,183,643
Allegiant Travel Co. (b)	5,850	322,101
Security Description	Shares	Value
American Airlines Group, Inc. (a)	248,900	$2,797,636
Blade Air Mobility, Inc. (a) (b)	20,200	59,388
Frontier Group Holdings, Inc. (a) (b)	15,600	83,460
JetBlue Airways Corp. (a) (b)	118,136	774,972
Joby Aviation, Inc. (a) (b)	149,100	749,973
SkyWest, Inc. (a)	14,903	1,267,053
Spirit Airlines, Inc. (b)	38,669	92,806
Sun Country Airlines Holdings, Inc. (a)	15,700	175,997
Wheels Up Experience, Inc. (a) (b)	33,000	79,860
		8,586,889
AUTO COMPONENTS — 0.7%
Adient PLC (a)	34,000	767,380
American Axle & Manufacturing Holdings, Inc. (a)	42,350	261,723
Cooper-Standard Holdings, Inc. (a) (b)	5,700	79,059
Dana, Inc.	50,342	531,611
Dorman Products, Inc. (a)	9,827	1,111,630
Fox Factory Holding Corp. (a) (b)	15,997	663,875
Gentex Corp.	87,623	2,601,527
Gentherm, Inc. (a)	11,885	553,247
Goodyear Tire & Rubber Co. (a)	106,216	940,012
Holley, Inc. (a)	17,000	50,150
LCI Industries (b)	9,413	1,134,643
Lear Corp.	21,351	2,330,462
Luminar Technologies, Inc. (a) (b)	118,600	106,704
Modine Manufacturing Co. (a)	19,483	2,587,147
Patrick Industries, Inc. (b)	8,128	1,157,183
Phinia, Inc.	16,400	754,892
QuantumScape Corp. (a) (b)	136,601	785,456
Solid Power, Inc. (a) (b)	58,000	78,300
Standard Motor Products, Inc.	7,843	260,388
Stoneridge, Inc. (a)	9,682	108,342
Visteon Corp. (a)	10,258	976,972
XPEL, Inc. (a) (b)	9,400	407,678
		18,248,381
AUTOMOBILES — 0.3%
Canoo, Inc. (a) (b)	21,900	21,539
Harley-Davidson, Inc.	46,001	1,772,418
Livewire Group, Inc. (a) (b)	7,648	46,653
Lucid Group, Inc. (a) (b)	341,200	1,204,436
Rivian Automotive, Inc. Class A (a) (b)	315,400	3,538,788
Thor Industries, Inc. (b)	19,301	2,120,987
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc. (b)	10,700	$621,777
		9,326,598
BANKS — 6.2%
1st Source Corp.	7,120	426,346
ACNB Corp.	3,500	152,845
Amalgamated Financial Corp.	6,400	200,768
Amerant Bancorp, Inc.	10,900	232,933
Ameris Bancorp	24,759	1,544,714
Ames National Corp. (b)	3,022	55,091
Arrow Financial Corp. (b)	5,965	170,957
Associated Banc-Corp.	56,030	1,206,886
Atlantic Union Bankshares Corp. (b)	33,537	1,263,339
Axos Financial, Inc. (a)	20,632	1,297,340
Banc of California, Inc.	52,751	777,022
BancFirst Corp.	7,552	794,848
Bancorp, Inc. (a)	18,900	1,011,150
Bank First Corp.	3,900	353,730
Bank of Hawaii Corp. (b)	14,726	924,351
Bank of Marin Bancorp	5,644	113,388
Bank of NT Butterfield & Son Ltd.	17,696	652,628
Bank OZK (b)	40,328	1,733,701
Bank7 Corp.	1,700	63,699
BankUnited, Inc.	28,327	1,032,236
Bankwell Financial Group, Inc.	2,842	85,118
Banner Corp. (b)	13,200	786,192
Bar Harbor Bankshares	5,380	165,919
BayCom Corp.	3,600	85,392
BCB Bancorp, Inc.	5,000	61,700
Berkshire Hills Bancorp, Inc.	16,416	442,083
Blue Foundry Bancorp (a) (b)	7,206	73,861
BOK Financial Corp.	8,608	900,569
Bridgewater Bancshares, Inc. (a)	8,376	118,688
Brookline Bancorp, Inc.	32,322	326,129
Burke & Herbert Financial Services Corp.	5,275	321,722
Business First Bancshares, Inc.	8,800	225,896
Byline Bancorp, Inc.	12,300	329,271
Cadence Bank	67,945	2,164,048
California BanCorp (a)	8,852	130,921
Camden National Corp.	5,802	239,739
Capital Bancorp, Inc.	3,300	84,843
Capital City Bank Group, Inc.	5,105	180,155
Capitol Federal Financial, Inc.	46,200	269,808
Carter Bankshares, Inc. (a)	8,400	146,076
Cathay General Bancorp	26,109	1,121,382
Central Pacific Financial Corp.	9,754	287,840
Chemung Financial Corp.	1,437	69,005
ChoiceOne Financial Services, Inc. (b)	3,400	105,094
Citizens & Northern Corp.	5,551	109,299
Citizens Financial Services, Inc.	1,513	88,889
City Holding Co.	5,595	656,797
Civista Bancshares, Inc.	6,500	115,830
CNB Financial Corp.	7,400	178,044
Coastal Financial Corp. (a)	4,513	243,657
Security Description	Shares	Value
Colony Bankcorp, Inc.	6,146	$95,386
Columbia Banking System, Inc. (b)	79,178	2,067,338
Columbia Financial, Inc. (a) (b)	10,300	175,821
Comerica, Inc.	50,700	3,037,437
Commerce Bancshares, Inc.	44,926	2,668,604
Community Financial System, Inc.	19,839	1,152,051
Community Trust Bancorp, Inc.	5,603	278,245
Community West Bancshares	6,000	115,560
ConnectOne Bancorp, Inc. (b)	13,334	334,017
CrossFirst Bankshares, Inc. (a)	16,923	282,445
Cullen/Frost Bankers, Inc. (b)	22,172	2,480,160
Customers Bancorp, Inc. (a)	11,202	520,333
CVB Financial Corp. (b)	50,500	899,910
Dime Community Bancshares, Inc. (b)	13,640	392,832
Eagle Bancorp, Inc.	10,800	243,864
East West Bancorp, Inc.	52,133	4,313,484
Eastern Bankshares, Inc.	72,740	1,192,209
Enterprise Bancorp, Inc.	3,578	114,353
Enterprise Financial Services Corp.	13,814	708,106
Equity Bancshares, Inc. Class A	5,300	216,664
Esquire Financial Holdings, Inc. (b)	2,900	189,109
ESSA Bancorp, Inc.	2,900	55,738
Farmers & Merchants Bancorp, Inc. (b)	4,600	127,190
Farmers National Banc Corp.	13,466	203,606
FB Financial Corp.	13,483	632,757
Fidelity D&D Bancorp, Inc.	2,000	98,680
Financial Institutions, Inc.	5,680	144,670
First BanCorp	60,900	1,289,253
First Bancorp, Inc.	3,700	97,384
First Bancorp/Southern Pines NC (b)	15,414	641,068
First Bancshares, Inc.	11,800	379,134
First Bank	8,400	127,680
First Busey Corp.	19,688	512,282
First Business Financial Services, Inc.	3,246	147,985
First Citizens BancShares, Inc. Class A	4,628	8,519,917
First Commonwealth Financial Corp.	38,806	665,523
First Community Bankshares, Inc.	6,700	289,105
First Financial Bancorp	36,091	910,576
First Financial Bankshares, Inc.	48,802	1,806,162
First Financial Corp.	4,100	179,785
First Financial Northwest, Inc.	3,100	69,812
First Foundation, Inc.	24,450	152,568
First Hawaiian, Inc.	48,700	1,127,405
First Horizon Corp.	206,600	3,208,498
First Internet Bancorp	3,000	102,780

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A	29,732	$912,178
First Merchants Corp.	22,420	834,024
First Mid Bancshares, Inc.	8,300	322,953
First of Long Island Corp.	7,750	99,742
First Western Financial, Inc. (a)	3,100	62,000
Five Star Bancorp	6,966	207,099
Flushing Financial Corp.	10,400	151,632
FNB Corp.	134,398	1,896,356
FS Bancorp, Inc.	2,400	106,776
Fulton Financial Corp.	68,592	1,243,573
FVCBankcorp, Inc. (a)	5,524	72,088
German American Bancorp, Inc.	10,625	411,719
Glacier Bancorp, Inc. (b)	42,608	1,947,186
Great Southern Bancorp, Inc.	2,968	170,096
Greene County Bancorp, Inc.	2,400	74,160
Guaranty Bancshares, Inc.	2,765	95,061
Hancock Whitney Corp.	32,420	1,658,931
Hanmi Financial Corp.	11,200	208,320
HarborOne Bancorp, Inc.	13,963	181,240
HBT Financial, Inc.	5,200	113,776
Heartland Financial USA, Inc.	16,100	912,870
Heritage Commerce Corp.	21,366	211,096
Heritage Financial Corp.	12,700	276,479
Hilltop Holdings, Inc.	18,000	578,880
Hingham Institution For Savings	568	138,200
Home Bancorp, Inc.	2,473	110,246
Home BancShares, Inc.	70,123	1,899,632
HomeStreet, Inc.	6,574	103,606
HomeTrust Bancshares, Inc.	5,209	177,523
Hope Bancorp, Inc.	45,021	565,464
Horizon Bancorp, Inc.	16,840	261,862
Independent Bank Corp. (c)	16,165	955,836
Independent Bank Corp. (c)	7,118	237,385
Independent Bank Group, Inc.	13,472	776,795
International Bancshares Corp.	20,150	1,204,768
Investar Holding Corp.	3,400	65,960
John Marshall Bancorp, Inc. (b)	4,300	85,054
Kearny Financial Corp.	24,351	167,291
Lakeland Financial Corp. (b)	9,528	620,463
LCNB Corp.	4,100	61,787
LINKBANCORP, Inc.	10,400	66,664
Live Oak Bancshares, Inc.	13,290	629,547
Mercantile Bank Corp.	5,700	249,204
Metrocity Bankshares, Inc.	7,100	217,402
Metropolitan Bank Holding Corp. (a)	3,800	199,804
Mid Penn Bancorp, Inc.	5,126	152,909
Middlefield Banc Corp.	2,700	77,760
Midland States Bancorp, Inc.	8,002	179,085
MidWestOne Financial Group, Inc.	5,051	144,105
MVB Financial Corp.	4,373	84,661
National Bank Holdings Corp. Class A (b)	13,748	578,791
National Bankshares, Inc.	1,900	56,810
Security Description	Shares	Value
NB Bancorp, Inc. (a)	14,400	$267,264
NBT Bancorp, Inc. (b)	17,600	778,448
New York Community Bancorp, Inc.	94,674	1,063,189
Nicolet Bankshares, Inc.	5,216	498,806
Northeast Bank	2,400	185,112
Northeast Community Bancorp, Inc.	4,700	124,315
Northfield Bancorp, Inc.	14,180	164,488
Northrim BanCorp, Inc.	2,100	149,562
Northwest Bancshares, Inc.	47,476	635,229
Norwood Financial Corp. (b)	2,300	63,434
NU Holdings Ltd. Class A (a)	1,218,300	16,629,795
Oak Valley Bancorp	2,401	63,795
OceanFirst Financial Corp.	21,007	390,520
OFG Bancorp	17,400	781,608
Old National Bancorp (b)	116,818	2,179,824
Old Second Bancorp, Inc.	16,235	253,104
Orange County Bancorp, Inc.	1,900	114,608
Origin Bancorp, Inc.	10,700	344,112
Orrstown Financial Services, Inc. (b)	7,000	251,720
Pacific Premier Bancorp, Inc.	36,901	928,429
Park National Corp. (b)	5,417	909,948
Parke Bancorp, Inc. (b)	3,897	81,447
Pathward Financial, Inc.	9,543	629,933
PCB Bancorp	3,800	71,402
Peapack-Gladstone Financial Corp.	6,300	172,683
Peoples Bancorp of North Carolina, Inc.	1,700	43,163
Peoples Bancorp, Inc.	13,014	391,591
Peoples Financial Services Corp. (b)	3,839	179,972
Pinnacle Financial Partners, Inc. (b)	28,689	2,810,661
Pioneer Bancorp, Inc. (a)	5,119	56,155
Plumas Bancorp	2,400	97,872
Ponce Financial Group, Inc. (a) (b)	8,600	100,534
Popular, Inc.	27,210	2,728,347
Preferred Bank	4,577	367,304
Premier Financial Corp.	13,697	321,606
Primis Financial Corp.	7,869	95,844
Princeton Bancorp, Inc.	2,100	77,658
Prosperity Bancshares, Inc.	33,809	2,436,615
Provident Bancorp, Inc. (a)	5,800	62,582
Provident Financial Services, Inc.	47,956	890,063
QCR Holdings, Inc.	6,020	445,661
RBB Bancorp	5,500	126,610
Red River Bancshares, Inc.	1,600	83,200
Renasant Corp.	23,332	758,290
Republic Bancorp, Inc. Class A	3,008	196,422
S&T Bancorp, Inc.	14,561	611,125
Sandy Spring Bancorp, Inc.	16,780	526,389

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Seacoast Banking Corp. of Florida	31,891	$849,895
ServisFirst Bancshares, Inc.	19,200	1,544,640
Shore Bancshares, Inc.	10,425	145,846
Sierra Bancorp	5,018	144,920
Simmons First National Corp. Class A	46,839	1,008,912
SmartFinancial, Inc.	5,802	169,070
South Plains Financial, Inc.	4,221	143,176
Southern First Bancshares, Inc. (a)	2,800	95,424
Southern Missouri Bancorp, Inc.	3,400	192,066
Southern States Bancshares, Inc.	2,900	89,117
Southside Bancshares, Inc.	10,655	356,197
SouthState Corp.	28,242	2,744,558
Stellar Bancorp, Inc.	18,098	468,557
Sterling Bancorp, Inc. (a) (b)	8,989	40,900
Stock Yards Bancorp, Inc.	9,900	613,701
Synovus Financial Corp. (b)	54,448	2,421,303
Texas Capital Bancshares, Inc. (a)	17,372	1,241,403
TFS Financial Corp.	19,817	254,847
Third Coast Bancshares, Inc. (a)	4,300	115,111
Timberland Bancorp, Inc.	2,788	84,365
Tompkins Financial Corp.	4,881	282,073
Towne Bank	26,790	885,677
TriCo Bancshares	12,372	527,666
Triumph Financial, Inc. (a) (b)	8,421	669,806
TrustCo Bank Corp.	6,619	218,890
Trustmark Corp.	23,196	738,097
UMB Financial Corp.	16,689	1,754,181
United Bankshares, Inc.	49,305	1,829,215
United Community Banks, Inc.	44,840	1,303,947
Unity Bancorp, Inc.	2,595	88,386
Univest Financial Corp.	10,740	302,224
USCB Financial Holdings, Inc.	4,383	66,841
Valley National Bancorp	161,968	1,467,430
Veritex Holdings, Inc.	19,950	525,084
Virginia National Bankshares Corp.	1,735	72,263
WaFd, Inc.	25,424	886,026
Washington Trust Bancorp, Inc. (b)	6,023	194,001
Webster Financial Corp.	64,641	3,012,917
WesBanco, Inc.	21,502	640,330
West BanCorp, Inc.	7,100	134,971
Westamerica BanCorp	9,685	478,633
Western Alliance Bancorp (b)	40,683	3,518,673
Wintrust Financial Corp.	24,538	2,663,109
WSFS Financial Corp. (b)	22,424	1,143,400
Zions Bancorp NA	54,700	2,582,934
		169,757,495
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	3,416	987,702
Celsius Holdings, Inc. (a)	66,900	2,097,984
Security Description	Shares	Value
Coca-Cola Consolidated, Inc.	2,246	$2,956,635
Duckhorn Portfolio, Inc. (a) (b)	19,400	112,714
MGP Ingredients, Inc. (b)	5,400	449,550
National Beverage Corp.	8,994	422,178
Primo Water Corp.	59,500	1,502,375
Vita Coco Co., Inc. (a) (b)	14,700	416,157
		8,945,295
BIOTECHNOLOGY — 5.3%
2seventy bio, Inc. (a) (b)	20,207	95,377
4D Molecular Therapeutics, Inc. (a) (b)	18,400	198,904
89bio, Inc. (a)	29,500	218,300
Absci Corp. (a)	31,500	120,330
ACADIA Pharmaceuticals, Inc. (a)	44,589	685,779
ACELYRIN, Inc. (a) (b)	27,900	137,547
Achieve Life Sciences, Inc. (a) (b)	12,700	60,198
Acrivon Therapeutics, Inc. (a) (b)	4,700	32,900
Actinium Pharmaceuticals, Inc. (a) (b)	14,500	27,260
Acumen Pharmaceuticals, Inc. (a) (b)	15,400	38,192
ADC Therapeutics SA (a)	31,900	100,485
ADMA Biologics, Inc. (a)	84,900	1,697,151
Aduro Biotech, Inc. (a) (d)	2,090	—
Adverum Biotechnologies, Inc. (a) (b)	7,700	54,054
Aerovate Therapeutics, Inc. (a) (b)	10,616	22,187
Agenus, Inc. (a) (b)	8,124	44,520
Agios Pharmaceuticals, Inc. (a)	21,404	950,980
Akebia Therapeutics, Inc. (a) (b)	76,500	100,980
Akero Therapeutics, Inc. (a)	25,700	737,333
Aldeyra Therapeutics, Inc. (a) (b)	17,100	92,169
Alector, Inc. (a)	31,835	148,351
Alkermes PLC (a)	61,762	1,728,718
Allogene Therapeutics, Inc. (a) (b)	49,631	138,967
Alnylam Pharmaceuticals, Inc. (a)	48,366	13,302,101
Altimmune, Inc. (a) (b)	26,600	163,324
ALX Oncology Holdings, Inc. (a) (b)	11,700	21,294
Amicus Therapeutics, Inc. (a)	111,141	1,186,986
AnaptysBio, Inc. (a)	6,914	231,619
Anavex Life Sciences Corp. (a) (b)	26,800	152,224
Anika Therapeutics, Inc. (a)	4,747	117,251
Annexon, Inc. (a)	36,500	216,080
Apellis Pharmaceuticals, Inc. (a)	40,100	1,156,484
Apogee Therapeutics, Inc. (a) (b)	14,400	845,856
Applied Therapeutics, Inc. (a)	36,400	309,400
Arbutus Biopharma Corp. (a) (b)	55,300	212,905
Arcellx, Inc. (a) (b)	16,300	1,361,213

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Arcturus Therapeutics Holdings, Inc. (a) (b)	8,635	$200,418
Arcus Biosciences, Inc. (a)	19,495	298,079
Arcutis Biotherapeutics, Inc. (a)	40,300	374,790
Ardelyx, Inc. (a) (b)	86,500	595,985
ArriVent Biopharma, Inc. (a) (b)	10,800	253,800
Arrowhead Pharmaceuticals, Inc. (a) (b)	44,161	855,399
ARS Pharmaceuticals, Inc. (a) (b)	18,800	272,600
Artiva Biotherapeutics, Inc. (a)	5,300	81,885
Astria Therapeutics, Inc. (a)	17,400	191,574
Atossa Therapeutics, Inc. (a)	46,500	70,680
Aura Biosciences, Inc. (a) (b)	16,500	147,015
Aurinia Pharmaceuticals, Inc. (a) (b)	51,100	374,563
Avid Bioservices, Inc. (a) (b)	22,968	261,376
Avidity Biosciences, Inc. (a) (b)	40,700	1,869,351
Avita Medical, Inc. (a) (b)	8,600	92,192
Beam Therapeutics, Inc. (a) (b)	28,400	695,800
BioCryst Pharmaceuticals, Inc. (a)	78,030	593,028
Biohaven Ltd. (a)	28,400	1,419,148
BioMarin Pharmaceutical, Inc. (a)	71,627	5,034,662
Biomea Fusion, Inc. (a) (b)	10,100	102,010
Black Diamond Therapeutics, Inc. (a)	16,300	70,905
Bluebird Bio, Inc. (a) (b)	78,821	40,948
Blueprint Medicines Corp. (a)	23,742	2,196,135
Boundless Bio, Inc. (a)	2,300	7,981
Bridgebio Pharma, Inc. (a)	53,094	1,351,773
C4 Therapeutics, Inc. (a) (b)	21,600	123,120
Cabaletta Bio, Inc. (a) (b)	14,500	68,440
Candel Therapeutics, Inc. (a)	7,600	52,668
Capricor Therapeutics, Inc. (a)	10,000	152,100
Cardiff Oncology, Inc. (a) (b)	14,700	39,249
CareDx, Inc. (a)	18,848	588,529
Cargo Therapeutics, Inc. (a)	13,200	243,540
Caribou Biosciences, Inc. (a) (b)	29,300	57,428
Cartesian Therapeutics, Inc. (a) (b)	2,790	44,975
Catalyst Pharmaceuticals, Inc. (a)	42,347	841,858
Celcuity, Inc. (a) (b)	10,300	153,573
Celldex Therapeutics, Inc. (a)	24,100	819,159
Century Therapeutics, Inc. (a) (b)	19,500	33,345
CervoMed, Inc. (a) (b)	1,900	27,740
CG oncology, Inc. (a)	17,900	675,367
Chinook Therapeutics, Inc. (a)	17,090	6,665
Cibus, Inc. (a)	5,500	17,930
Cogent Biosciences, Inc. (a) (b)	34,400	371,520
Coherus Biosciences, Inc. (a) (b)	37,817	39,330
Compass Therapeutics, Inc. (a)	43,200	79,488
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	3,900	80,457
Security Description	Shares	Value
Crinetics Pharmaceuticals, Inc. (a)	29,500	$1,507,450
Cullinan Therapeutics, Inc. (a) (b)	19,800	331,452
Cytokinetics, Inc. (a) (b)	42,696	2,254,349
Day One Biopharmaceuticals, Inc. (a) (b)	20,100	279,993
Denali Therapeutics, Inc. (a)	47,232	1,375,868
Design Therapeutics, Inc. (a) (b)	9,700	52,186
Dianthus Therapeutics, Inc. (a)	8,900	243,682
Disc Medicine, Inc. (a) (b)	7,500	368,550
Dynavax Technologies Corp. (a)	48,138	536,257
Dyne Therapeutics, Inc. (a)	30,400	1,091,968
Editas Medicine, Inc. (a) (b)	28,839	98,341
Elevation Oncology, Inc. (a)	23,500	14,098
Eliem Therapeutics, Inc. (a) (b)	11,500	58,535
Enanta Pharmaceuticals, Inc. (a)	6,600	68,376
Entrada Therapeutics, Inc. (a) (b)	8,940	142,861
Erasca, Inc. (a)	68,200	186,186
Exact Sciences Corp. (a) (b)	69,929	4,763,563
Exelixis, Inc. (a)	108,608	2,818,378
Fate Therapeutics, Inc. (a) (b)	40,089	140,311
Fennec Pharmaceuticals, Inc. (a) (b)	8,200	41,000
Fibrobiologics, Inc. (a) (b)	9,400	29,046
Foghorn Therapeutics, Inc. (a)	9,900	92,169
Galectin Therapeutics, Inc. (a) (b)	7,500	20,625
Generation Bio Co. (a)	20,300	50,141
Geron Corp. (a) (b)	218,483	991,913
GRAIL, Inc. (a) (b)	9,983	137,366
Greenwich Lifesciences, Inc. (a) (b)	2,800	40,236
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a) (b)	2,700	33,858
Halozyme Therapeutics, Inc. (a)	46,458	2,659,256
Heron Therapeutics, Inc. (a) (b)	44,617	88,788
HilleVax, Inc. (a) (b)	10,200	17,952
Humacyte, Inc. (a) (b)	34,500	187,680
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	31,100	985,248
IGM Biosciences, Inc. (a) (b)	5,800	95,932
ImmunityBio, Inc. (a) (b)	54,400	202,368
Immunome, Inc. (a) (b)	19,500	285,090
Immunovant, Inc. (a) (b)	21,500	612,965
Inhibrx Biosciences, Inc. (a) (b)	3,700	57,942
Inmune Bio, Inc. (a) (b)	6,200	33,418
Inovio Pharmaceuticals, Inc. (a)	10,000	57,800
Inozyme Pharma, Inc. (a) (b)	18,500	96,755
Insmed, Inc. (a)	59,166	4,319,118
Intellia Therapeutics, Inc. (a)	36,800	756,240
Invivyd, Inc. (a)	33,600	34,272
Ionis Pharmaceuticals, Inc. (a) (b)	60,012	2,404,081
Iovance Biotherapeutics, Inc. (a) (b)	95,500	896,745

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a) (b)	52,678	$217,033
iTeos Therapeutics, Inc. (a)	8,900	90,869
Janux Therapeutics, Inc. (a)	10,600	481,558
Jasper Therapeutics, Inc. (a) (b)	4,200	79,002
KalVista Pharmaceuticals, Inc. (a) (b)	14,800	171,384
Keros Therapeutics, Inc. (a)	11,247	653,113
Kiniksa Pharmaceuticals International PLC (a) (b)	14,325	357,982
Kodiak Sciences, Inc. (a)	12,035	31,411
Korro Bio, Inc. (a)	2,200	73,524
Krystal Biotech, Inc. (a) (b)	9,367	1,705,075
Kura Oncology, Inc. (a)	27,300	533,442
Kymera Therapeutics, Inc. (a)	16,900	799,877
Kyverna Therapeutics, Inc. (a)	6,200	30,318
Larimar Therapeutics, Inc. (a)	16,800	110,040
LENZ Therapeutics, Inc. (b)	4,628	109,869
Lexeo Therapeutics, Inc. (a) (b)	9,200	83,168
Lexicon Pharmaceuticals, Inc. (a) (b)	40,521	63,618
Lineage Cell Therapeutics, Inc. (a) (b)	61,700	55,857
Lyell Immunopharma, Inc. (a) (b)	60,700	83,766
MacroGenics, Inc. (a) (b)	21,434	70,518
Madrigal Pharmaceuticals, Inc. (a) (b)	6,659	1,413,173
MannKind Corp. (a)	98,100	617,049
MeiraGTx Holdings PLC (a)	12,300	51,291
Merrimack Pharmaceuticals, Inc. (a) (b) (d)	3,300	—
Mersana Therapeutics, Inc. (a)	45,300	85,617
Metagenomi, Inc. (a)	2,300	4,991
MiMedx Group, Inc. (a)	42,000	248,220
Mineralys Therapeutics, Inc. (a)	9,700	117,467
Mirum Pharmaceuticals, Inc. (a) (b)	14,500	565,500
Monte Rosa Therapeutics, Inc. (a) (b)	15,600	82,680
Myriad Genetics, Inc. (a)	33,695	922,906
Natera, Inc. (a)	43,349	5,503,156
Neurocrine Biosciences, Inc. (a)	37,822	4,357,851
Neurogene, Inc. (a) (b)	3,800	159,448
Nkarta, Inc. (a)	21,300	96,276
Novavax, Inc. (a)	53,193	671,828
Nurix Therapeutics, Inc. (a)	24,300	546,021
Nuvalent, Inc. Class A (a)	13,100	1,340,130
Ocugen, Inc. (a)	99,100	98,327
Olema Pharmaceuticals, Inc. (a) (b)	14,900	177,906
Organogenesis Holdings, Inc. (a)	24,098	68,920
ORIC Pharmaceuticals, Inc. (a) (b)	22,900	234,725
Outlook Therapeutics, Inc. (a)	5,525	29,503
Ovid therapeutics, Inc. (a)	18,300	21,594
PepGen, Inc. (a)	6,109	52,232
Security Description	Shares	Value
Perspective Therapeutics, Inc. (a) (b)	20,600	$275,010
Poseida Therapeutics, Inc. (a) (b)	27,800	79,508
Praxis Precision Medicines, Inc. (a)	6,500	374,010
Precigen, Inc. (a)	43,141	40,859
Prelude Therapeutics, Inc. (a) (b)	8,700	18,009
Prime Medicine, Inc. (a) (b)	23,600	91,332
ProKidney Corp. (a) (b)	40,400	77,568
Protagonist Therapeutics, Inc. (a) (b)	22,002	990,090
Prothena Corp. PLC (a) (b)	15,300	255,969
PTC Therapeutics, Inc. (a)	28,800	1,068,480
Puma Biotechnology, Inc. (a)	15,200	38,760
Pyxis Oncology, Inc. (a) (b)	18,000	66,060
Q32 Bio, Inc. (a) (b)	2,200	98,164
RAPT Therapeutics, Inc. (a)	10,000	20,100
Recursion Pharmaceuticals, Inc. Class A (a) (b)	90,900	599,031
REGENXBIO, Inc. (a)	16,700	175,183
Regulus Therapeutics, Inc. (a) (b)	23,200	36,424
Relay Therapeutics, Inc. (a)	36,400	257,712
Renovaro, Inc. (a) (b)	17,900	8,651
Replimune Group, Inc. (a)	23,400	256,464
REVOLUTION Medicines, Inc. (a)	57,544	2,609,620
Rhythm Pharmaceuticals, Inc. (a) (b)	20,700	1,084,473
Rigel Pharmaceuticals, Inc. (a) (b)	6,068	98,180
Rocket Pharmaceuticals, Inc. (a) (b)	25,400	469,138
Roivant Sciences Ltd. (a) (b)	161,200	1,860,248
Sage Therapeutics, Inc. (a) (b)	18,772	135,534
Sana Biotechnology, Inc. (a) (b)	49,900	207,584
Sarepta Therapeutics, Inc. (a)	34,352	4,290,221
Savara, Inc. (a)	44,600	189,104
Scholar Rock Holding Corp. (a) (b)	24,700	197,847
Sera Prognostics, Inc. Class A (a) (b)	10,900	85,020
Shattuck Labs, Inc. (a)	17,000	59,330
Skye Bioscience, Inc. (a)	6,300	24,633
Soleno Therapeutics, Inc. (a)	8,800	444,312
Solid Biosciences, Inc. (a)	8,500	59,245
SpringWorks Therapeutics, Inc. (a) (b)	26,200	839,448
Spyre Therapeutics, Inc. (a) (b)	13,000	382,330
Stoke Therapeutics, Inc. (a)	13,600	167,144
Summit Therapeutics, Inc. (a)	33,000	722,700
Sutro Biopharma, Inc. (a)	31,900	110,374
Syndax Pharmaceuticals, Inc. (a)	31,020	597,135
Tango Therapeutics, Inc. (a) (b)	17,100	131,670
Taysha Gene Therapies, Inc. (a)	66,700	134,067
Tenaya Therapeutics, Inc. (a)	22,200	42,846

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Tevogen Bio Holdings, Inc. (a)	13,300	$4,900
TG Therapeutics, Inc. (a) (b)	52,645	1,231,367
Tobira Therapeutics, Inc. CVR (a)	200	906
Tourmaline Bio, Inc.	8,500	218,535
Travere Therapeutics, Inc. (a) (b)	27,898	390,293
TScan Therapeutics, Inc. (a)	16,200	80,676
Twist Bioscience Corp. (a)	21,712	980,948
Tyra Biosciences, Inc. (a) (b)	7,207	169,437
Ultragenyx Pharmaceutical, Inc. (a)	34,576	1,920,697
United Therapeutics Corp. (a)	16,521	5,920,300
UroGen Pharma Ltd. (a) (b)	14,600	185,420
Vanda Pharmaceuticals, Inc. (a)	22,551	105,764
Vaxcyte, Inc. (a)	45,000	5,142,150
Vera Therapeutics, Inc. (a)	14,600	645,320
Veracyte, Inc. (a)	29,087	990,121
Verastem, Inc. (a) (b)	9,300	27,807
Vericel Corp. (a)	18,373	776,259
Verve Therapeutics, Inc. (a)	27,600	133,584
Viking Therapeutics, Inc. (a) (b)	40,300	2,551,393
Vir Biotechnology, Inc. (a)	35,439	265,438
Viridian Therapeutics, Inc. (a)	23,800	541,450
Voyager Therapeutics, Inc. (a)	16,500	96,525
Werewolf Therapeutics, Inc. (a)	15,500	32,860
X4 Pharmaceuticals, Inc. (a)	72,400	48,457
XBiotech, Inc. (a) (b)	6,800	52,564
Xencor, Inc. (a)	21,785	438,096
XOMA Royalty Corp. (a) (b)	2,600	68,848
Y-mAbs Therapeutics, Inc. (a)	14,000	184,100
Zentalis Pharmaceuticals, Inc. (a) (b)	21,000	77,280
Zura Bio Ltd. (a) (b)	17,500	71,050
Zymeworks, Inc. (a)	20,900	262,295
		146,892,235
BROADLINE RETAIL — 0.7%
1stdibs.com, Inc. (a)	9,400	41,454
Coupang, Inc. (a)	443,600	10,890,380
Dillard's, Inc. Class A (b)	1,152	442,011
Etsy, Inc. (a)	44,600	2,476,638
Groupon, Inc. (a) (b)	8,400	82,152
Kohl's Corp. (b)	42,106	888,436
Macy's, Inc.	104,100	1,633,329
Nordstrom, Inc.	38,000	854,620
Ollie's Bargain Outlet Holdings, Inc. (a)	23,169	2,252,027
Savers Value Village, Inc. (a) (b)	9,400	98,888
		19,659,935
BUILDING PRODUCTS — 2.1%
AAON, Inc. (b)	25,950	2,798,448
Advanced Drainage Systems, Inc.	26,600	4,180,456
American Woodmark Corp. (a)	5,856	547,243
Apogee Enterprises, Inc.	8,109	567,752
Armstrong World Industries, Inc.	16,595	2,181,081
Security Description	Shares	Value
AZEK Co., Inc. (a)	54,992	$2,573,626
AZZ, Inc.	10,993	908,132
Caesarstone Ltd. (a)	7,600	34,656
Carlisle Cos., Inc.	17,438	7,842,740
CSW Industrials, Inc.	6,271	2,297,632
Fortune Brands Innovations, Inc.	46,700	4,181,051
Gibraltar Industries, Inc. (a)	11,700	818,181
Griffon Corp.	14,200	994,000
Hayward Holdings, Inc. (a)	55,000	843,700
Insteel Industries, Inc.	6,587	204,790
Janus International Group, Inc. (a) (b)	53,700	542,907
JELD-WEN Holding, Inc. (a) (b)	32,009	506,062
Lennox International, Inc.	12,156	7,345,749
Masterbrand, Inc. (a)	47,500	880,650
Owens Corning	32,681	5,768,850
Quanex Building Products Corp.	17,050	473,137
Resideo Technologies, Inc. (a)	55,577	1,119,321
Simpson Manufacturing Co., Inc.	16,054	3,070,648
Tecnoglass, Inc. (b)	8,500	583,610
Trex Co., Inc. (a)	41,205	2,743,429
UFP Industries, Inc.	22,610	2,966,658
Zurn Elkay Water Solutions Corp. (b)	54,290	1,951,183
		58,925,692
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	11,939	2,122,754
AlTi Global, Inc. (a) (b)	10,000	37,400
ARES Management Corp. Class A	70,030	10,913,475
Artisan Partners Asset Management, Inc. Class A (b)	23,702	1,026,771
B Riley Financial, Inc. (b)	7,434	39,028
BGC Group, Inc. Class A	137,600	1,263,168
Blue Owl Capital, Inc. (b)	192,100	3,719,056
Brightsphere Investment Group, Inc.	10,873	276,174
Carlyle Group, Inc. (b)	83,140	3,580,008
Cohen & Steers, Inc. (b)	10,209	979,554
Coinbase Global, Inc. Class A (a)	75,600	13,469,652
Diamond Hill Investment Group, Inc.	968	156,438
Donnelley Financial Solutions, Inc. (a)	9,775	643,488
Evercore, Inc. Class A	13,641	3,455,811
Forge Global Holdings, Inc. (a) (b)	44,800	58,688
GCM Grosvenor, Inc. Class A (b)	15,400	174,328
Hamilton Lane, Inc. Class A (b)	14,404	2,425,490
Houlihan Lokey, Inc.	19,900	3,144,598
Interactive Brokers Group, Inc. Class A	39,975	5,570,916
Janus Henderson Group PLC	49,200	1,873,044
Jefferies Financial Group, Inc.	66,219	4,075,779
Lazard, Inc. (b)	42,002	2,116,061
LPL Financial Holdings, Inc.	28,506	6,631,351

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MarketWise, Inc.	11,400	$7,619
Moelis & Co. Class A	26,700	1,829,217
Morningstar, Inc.	10,097	3,222,155
Open Lending Corp. (a) (b)	36,400	222,768
P10, Inc. Class A	16,200	173,502
Patria Investments Ltd. Class A	20,700	231,219
Perella Weinberg Partners	19,000	366,890
Piper Sandler Cos.	6,571	1,864,915
PJT Partners, Inc. Class A (b)	8,872	1,182,992
Robinhood Markets, Inc. Class A (a)	254,400	5,958,048
SEI Investments Co.	37,806	2,615,797
Silvercrest Asset Management Group, Inc. Class A	3,000	51,720
StepStone Group, Inc. Class A	23,526	1,336,983
Stifel Financial Corp.	37,616	3,532,142
StoneX Group, Inc. (a)	10,454	855,974
TPG, Inc.	32,200	1,853,432
Tradeweb Markets, Inc. Class A	44,392	5,489,959
Value Line, Inc. (b)	200	9,300
Victory Capital Holdings, Inc. Class A	15,300	847,620
Virtu Financial, Inc. Class A	31,097	947,215
Virtus Investment Partners, Inc.	2,627	550,225
WisdomTree, Inc. (b)	52,299	522,467
XP, Inc. Class A	156,300	2,804,022
		104,229,213
CHEMICALS — 1.5%
AdvanSix, Inc.	9,400	285,572
American Vanguard Corp.	9,552	50,626
Arcadium Lithium PLC (a) (b)	405,647	1,156,094
Arq, Inc. (a)	9,100	53,417
Ashland, Inc.	19,030	1,655,039
ASP Isotopes, Inc. (a) (b)	20,100	55,878
Aspen Aerogels, Inc. (a) (b)	21,800	603,642
Avient Corp.	33,846	1,703,131
Axalta Coating Systems Ltd. (a)	83,500	3,021,865
Balchem Corp.	12,186	2,144,736
Cabot Corp.	20,198	2,257,530
Chemours Co.	56,743	1,153,018
Core Molding Technologies, Inc. (a)	2,400	41,304
Ecovyst, Inc. (a) (b)	43,850	300,373
Element Solutions, Inc.	85,800	2,330,328
Hawkins, Inc.	7,296	930,021
HB Fuller Co.	20,699	1,643,087
Huntsman Corp.	62,839	1,520,704
Ingevity Corp. (a)	13,938	543,582
Innospec, Inc.	9,495	1,073,790
Intrepid Potash, Inc. (a) (b)	3,690	88,560
Koppers Holdings, Inc.	7,630	278,724
Kronos Worldwide, Inc. (b)	7,900	98,355
LSB Industries, Inc. (a) (b)	20,200	162,408
Mativ Holdings, Inc.	19,721	335,060
Minerals Technologies, Inc.	11,992	926,142
NewMarket Corp.	2,523	1,392,418
Security Description	Shares	Value
Northern Technologies International Corp.	2,900	$35,641
Olin Corp.	44,547	2,137,365
Orion SA	21,500	382,915
Perimeter Solutions SA (a)	50,700	681,915
PureCycle Technologies, Inc. (a) (b)	46,300	439,850
Quaker Chemical Corp.	5,207	877,327
Rayonier Advanced Materials, Inc. (a)	24,600	210,576
RPM International, Inc.	48,164	5,827,844
Scotts Miracle-Gro Co.	16,144	1,399,685
Sensient Technologies Corp.	16,019	1,285,044
Stepan Co.	8,178	631,750
Tronox Holdings PLC	44,169	646,192
Valhi, Inc. (b)	970	32,369
Westlake Corp.	12,696	1,908,082
		42,301,959
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	23,800	1,255,688
ACCO Brands Corp.	33,442	182,928
ACV Auctions, Inc. Class A (a)	56,000	1,138,480
Aris Water Solutions, Inc. Class A (b)	10,400	175,448
Bridger Aerospace Group Holdings, Inc. (a)	1,000	2,220
BrightView Holdings, Inc. (a)	22,400	352,576
Brink's Co.	16,814	1,944,371
Casella Waste Systems, Inc. Class A (a) (b)	23,300	2,318,117
CECO Environmental Corp. (a) (b)	10,700	301,740
Cimpress PLC (a)	6,533	535,183
Clean Harbors, Inc. (a)	19,353	4,677,814
CompX International, Inc.	600	17,526
CoreCivic, Inc. (a)	42,025	531,616
Deluxe Corp.	17,476	340,607
Driven Brands Holdings, Inc. (a) (b)	22,600	322,502
Ennis, Inc.	9,897	240,695
Enviri Corp. (a)	28,725	297,017
GEO Group, Inc. (a)	47,080	604,978
Healthcare Services Group, Inc. (a)	27,265	304,550
HNI Corp.	17,511	942,792
Interface, Inc.	21,062	399,546
LanzaTech Global, Inc. (a) (b)	40,300	76,973
Liquidity Services, Inc. (a)	8,624	196,627
Matthews International Corp. Class A	10,931	253,599
MillerKnoll, Inc. (b)	26,734	661,934
Montrose Environmental Group, Inc. (a) (b)	12,000	315,600
MSA Safety, Inc.	14,073	2,495,706
NL Industries, Inc.	2,831	21,034
OPENLANE, Inc. (a)	40,092	676,753

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Perma-Fix Environmental Services, Inc. (a) (b)	5,600	$68,712
Pitney Bowes, Inc.	60,664	432,534
Quad/Graphics, Inc.	10,400	47,216
Quest Resource Holding Corp. (a) (b)	6,300	50,274
RB Global, Inc.	69,398	5,585,845
Steelcase, Inc. Class A	34,600	466,754
Stericycle, Inc. (a)	34,894	2,128,534
Tetra Tech, Inc.	101,075	4,766,697
UniFirst Corp.	5,705	1,133,298
Vestis Corp.	50,570	753,493
Viad Corp. (a)	7,654	274,243
Virco Mfg. Corp. (b)	3,800	52,478
VSE Corp. (b)	6,080	502,999
		37,847,697
COMMUNICATIONS EQUIPMENT — 0.4%
ADTRAN Holdings, Inc. (a)	27,837	165,074
Applied Optoelectronics, Inc. (a) (b)	13,600	194,616
Aviat Networks, Inc. (a)	4,000	86,520
Calix, Inc. (a)	22,000	853,380
Ciena Corp. (a)	54,697	3,368,788
Clearfield, Inc. (a) (b)	4,600	179,216
CommScope Holding Co., Inc. (a)	79,855	487,914
Digi International, Inc. (a)	13,170	362,570
Extreme Networks, Inc. (a)	47,200	709,416
Harmonic, Inc. (a)	41,100	598,827
Infinera Corp. (a)	78,100	527,175
Lumentum Holdings, Inc. (a) (b)	25,382	1,608,711
NETGEAR, Inc. (a)	10,489	210,409
NetScout Systems, Inc. (a)	25,807	561,302
Ribbon Communications, Inc. (a) (b)	32,700	106,275
Ubiquiti, Inc. (b)	1,607	356,304
Viasat, Inc. (a) (b)	46,611	556,536
Viavi Solutions, Inc. (a)	84,058	758,203
		11,691,236
CONSTRUCTION & ENGINEERING — 1.7%
AECOM	51,404	5,308,491
Ameresco, Inc. Class A (a) (b)	12,000	455,280
API Group Corp. (a)	87,123	2,876,802
Arcosa, Inc.	18,386	1,742,257
Argan, Inc.	4,688	475,504
Bowman Consulting Group Ltd. (a) (b)	5,100	122,808
Centuri Holdings, Inc. (a)	5,000	80,750
Comfort Systems USA, Inc.	13,325	5,201,414
Concrete Pumping Holdings, Inc. (a)	8,456	48,960
Construction Partners, Inc. Class A (a)	16,198	1,130,621
Dycom Industries, Inc. (a)	10,652	2,099,509
EMCOR Group, Inc.	17,653	7,600,146
Security Description	Shares	Value
Fluor Corp. (a)	63,709	$3,039,556
Granite Construction, Inc. (b)	16,579	1,314,383
Great Lakes Dredge & Dock Corp. (a)	24,250	255,353
IES Holdings, Inc. (a)	3,100	618,822
Limbach Holdings, Inc. (a) (b)	4,000	303,040
MasTec, Inc. (a)	23,753	2,923,994
Matrix Service Co. (a)	9,700	111,841
MDU Resources Group, Inc.	77,037	2,111,584
MYR Group, Inc. (a)	6,248	638,733
Northwest Pipe Co. (a)	3,616	163,190
Orion Group Holdings, Inc. (a) (b)	11,300	65,201
Primoris Services Corp.	20,254	1,176,352
Southland Holdings, Inc. (a) (b)	3,700	13,690
Sterling Infrastructure, Inc. (a)	11,400	1,653,228
Tutor Perini Corp. (a)	15,900	431,844
Valmont Industries, Inc.	7,574	2,196,081
WillScot Holdings Corp. (a)	70,713	2,658,809
		46,818,243
CONSTRUCTION MATERIALS — 1.2%
CRH PLC	263,200	24,409,168
Eagle Materials, Inc. (b)	12,644	3,637,047
Knife River Corp. (a)	21,384	1,911,516
Smith-Midland Corp. (a) (b)	1,700	56,763
Summit Materials, Inc. Class A (a)	44,863	1,751,003
U.S. Lime & Minerals, Inc.	3,905	381,362
		32,146,859
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	104,012	3,701,787
Atlanticus Holdings Corp. (a)	2,300	80,684
Bread Financial Holdings, Inc.	18,810	894,980
Consumer Portfolio Services, Inc. (a)	2,500	23,450
Credit Acceptance Corp. (a) (b)	2,409	1,068,199
Encore Capital Group, Inc. (a)	8,951	423,114
Enova International, Inc. (a)	9,700	812,763
FirstCash Holdings, Inc.	14,415	1,654,842
Green Dot Corp. Class A (a)	19,500	228,345
LendingClub Corp. (a)	39,706	453,840
LendingTree, Inc. (a) (b)	3,736	216,800
Medallion Financial Corp.	6,900	56,166
Moneylion, Inc. (a)	3,200	132,960
Navient Corp. (b)	30,204	470,880
Nelnet, Inc. Class A	5,342	605,142
NerdWallet, Inc. Class A (a) (b)	15,600	198,276
OneMain Holdings, Inc. (b)	43,144	2,030,788
OppFi, Inc.	7,300	34,529
PRA Group, Inc. (a)	14,272	319,122
PROG Holdings, Inc.	15,774	764,881
Regional Management Corp.	3,000	98,130
SLM Corp.	81,812	1,871,040
SoFi Technologies, Inc. (a) (b)	394,800	3,103,128
Upstart Holdings, Inc. (a) (b)	29,103	1,164,411

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
World Acceptance Corp. (a)	1,428	$168,475
		20,576,732
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Albertsons Cos., Inc. Class A	159,600	2,949,408
Andersons, Inc.	12,285	615,970
BJ's Wholesale Club Holdings, Inc. (a) (b)	50,000	4,124,000
Casey's General Stores, Inc.	14,075	5,288,118
Chefs' Warehouse, Inc. (a) (b)	13,300	558,733
Grocery Outlet Holding Corp. (a)	37,345	655,405
HF Foods Group, Inc. (a) (b)	14,600	52,122
Ingles Markets, Inc. Class A	5,556	414,477
Maplebear, Inc. (a)	66,000	2,688,840
Natural Grocers by Vitamin Cottage, Inc. (b)	3,900	115,791
Performance Food Group Co. (a)	57,894	4,537,153
PriceSmart, Inc.	9,391	861,906
SpartanNash Co.	13,309	298,255
Sprouts Farmers Market, Inc. (a)	37,575	4,148,656
U.S. Foods Holding Corp. (a)	86,754	5,335,371
United Natural Foods, Inc. (a)	22,099	371,705
Village Super Market, Inc. Class A	3,379	107,418
Weis Markets, Inc. (b)	6,215	428,400
		33,551,728
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	24,975	4,000,745
Ardagh Group SA (a) (b)	3,500	32,988
Ardagh Metal Packaging SA (b)	53,400	201,318
Berry Global Group, Inc.	43,487	2,956,246
Crown Holdings, Inc.	44,310	4,248,443
Graphic Packaging Holding Co. (b)	112,767	3,336,776
Greif, Inc. Class A	9,300	582,738
Greif, Inc. Class B	1,842	128,627
Myers Industries, Inc.	13,495	186,501
O-I Glass, Inc. (a)	59,028	774,447
Pactiv Evergreen, Inc. (b)	15,200	174,952
Ranpak Holdings Corp. (a)	14,800	96,644
Sealed Air Corp. (b)	55,900	2,029,170
Silgan Holdings, Inc.	31,568	1,657,320
Sonoco Products Co.	37,278	2,036,497
TriMas Corp.	15,006	383,103
		22,826,515
DISTRIBUTORS — 0.0% (e)
GigaCloud Technology, Inc. Class A (a) (b)	8,700	199,926
Weyco Group, Inc. (b)	2,100	71,484
		271,410
DIVERSIFIED CONSUMER SERVICES — 1.0%
ADT, Inc. (b)	111,249	804,330
Adtalem Global Education, Inc. (a)	14,174	1,069,854
Security Description	Shares	Value
American Public Education, Inc. (a) (b)	5,800	$85,550
Bright Horizons Family Solutions, Inc. (a)	22,102	3,097,153
Carriage Services, Inc.	4,796	157,453
Chegg, Inc. (a)	40,557	71,786
Coursera, Inc. (a)	52,800	419,232
Duolingo, Inc. (a)	13,900	3,920,078
European Wax Center, Inc. Class A (a)	12,200	82,960
Frontdoor, Inc. (a)	29,611	1,421,032
Graham Holdings Co. Class B	1,203	988,529
Grand Canyon Education, Inc. (a)	11,078	1,571,414
H&R Block, Inc. (b)	52,626	3,344,382
Laureate Education, Inc.	50,670	841,629
Lincoln Educational Services Corp. (a)	8,900	106,266
Mister Car Wash, Inc. (a) (b)	34,200	222,642
Nerdy, Inc. (a) (b)	21,100	20,743
OneSpaWorld Holdings Ltd.	37,400	617,474
Perdoceo Education Corp.	24,712	549,595
Service Corp. International (b)	54,083	4,268,771
Strategic Education, Inc.	8,446	781,677
Stride, Inc. (a) (b)	16,105	1,373,918
Udemy, Inc. (a) (b)	34,700	258,168
Universal Technical Institute, Inc. (a) (b)	15,000	243,900
		26,318,536
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	27,838	534,490
Alpine Income Property Trust, Inc. REIT	4,000	72,800
American Assets Trust, Inc. REIT	17,517	468,054
Armada Hoffler Properties, Inc. REIT	23,600	255,588
Broadstone Net Lease, Inc. REIT	70,719	1,340,125
CTO Realty Growth, Inc. REIT (b)	9,035	171,846
Empire State Realty Trust, Inc. Class A REIT	49,024	543,186
Essential Properties Realty Trust, Inc. REIT (b)	66,013	2,254,344
Gladstone Commercial Corp. REIT	14,530	235,967
Global Net Lease, Inc. REIT	72,974	614,441
NexPoint Diversified Real Estate Trust REIT (b)	10,110	63,187
One Liberty Properties, Inc. REIT	5,238	144,255
WP Carey, Inc. REIT	82,067	5,112,774
		11,811,057
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a)	4,107	154,670
AST SpaceMobile, Inc. (a) (b)	50,500	1,320,575
ATN International, Inc.	3,957	127,969

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Bandwidth, Inc. Class A (a)	8,802	$154,123
Cogent Communications Holdings, Inc. (b)	16,696	1,267,560
Consolidated Communications Holdings, Inc. (a)	28,449	132,003
Frontier Communications Parent, Inc. (a)	93,300	3,314,949
GCI Liberty, Inc. (a) (d)	16,346	—
Globalstar, Inc. (a) (b)	277,400	343,976
IDT Corp. Class B	5,500	209,935
Iridium Communications, Inc.	44,475	1,354,264
Liberty Global Ltd. Class A (a)	62,000	1,308,820
Liberty Global Ltd. Class C (a) (b)	63,100	1,363,591
Liberty Latin America Ltd. Class A (a) (b)	11,388	109,097
Liberty Latin America Ltd. Class C (a) (b)	50,700	481,143
Lumen Technologies, Inc. (a) (b)	381,300	2,707,230
Ooma, Inc. (a)	9,100	103,649
Shenandoah Telecommunications Co. (b)	18,150	256,097
		14,709,651
ELECTRIC UTILITIES — 0.5%
ALLETE, Inc.	21,562	1,384,065
Avangrid, Inc.	26,709	955,915
Genie Energy Ltd. Class B	5,500	89,375
Hawaiian Electric Industries, Inc. (a) (b)	63,183	611,611
IDACORP, Inc.	19,138	1,972,936
MGE Energy, Inc. (b)	13,862	1,267,680
OGE Energy Corp.	75,538	3,098,569
Otter Tail Corp. (b)	15,676	1,225,236
Portland General Electric Co. (b)	37,858	1,813,398
TXNM Energy, Inc.	33,754	1,477,413
		13,896,198
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	11,682	3,217,106
Allient, Inc.	5,343	101,464
American Superconductor Corp. (a)	13,500	318,600
Amprius Technologies, Inc. (a) (b)	2,500	2,775
Array Technologies, Inc. (a) (b)	57,900	382,140
Atkore, Inc.	13,900	1,177,886
Blink Charging Co. (a) (b)	35,100	60,372
Bloom Energy Corp. Class A (a) (b)	74,976	791,747
ChargePoint Holdings, Inc. (a) (b)	145,700	199,609
Energy Vault Holdings, Inc. (a) (b)	41,900	40,224
EnerSys	14,941	1,524,729
Enovix Corp. (a) (b)	57,900	540,786
Fluence Energy, Inc. (a) (b)	22,700	515,517
Freyr Battery, Inc. (a) (b)	41,200	39,968
Security Description	Shares	Value
FuelCell Energy, Inc. (a)	157,577	$59,879
GrafTech International Ltd. (a) (b)	92,250	121,770
LSI Industries, Inc.	10,700	172,805
NANO Nuclear Energy, Inc. (a)	1,600	23,056
Net Power, Inc. (a) (b)	7,800	54,678
NEXTracker, Inc. Class A (a)	53,900	2,020,172
NuScale Power Corp. (a) (b)	29,700	343,926
nVent Electric PLC	62,700	4,405,302
Plug Power, Inc. (a) (b)	281,988	637,293
Powell Industries, Inc. (b)	3,535	784,735
Preformed Line Products Co.	1,000	128,080
Regal Rexnord Corp.	25,245	4,187,641
Sensata Technologies Holding PLC	56,747	2,034,947
SES AI Corp. (a)	42,700	27,319
Shoals Technologies Group, Inc. Class A (a)	64,100	359,601
SolarMax Technology, Inc. (a)	2,300	1,452
Stem, Inc. (a) (b)	48,400	16,853
Sunrun, Inc. (a) (b)	82,489	1,489,751
Thermon Group Holdings, Inc. (a)	12,780	381,355
TPI Composites, Inc. (a) (b)	17,900	81,445
Ultralife Corp. (a)	3,700	33,448
Vertiv Holdings Co. Class A	137,100	13,640,079
Vicor Corp. (a) (b)	8,676	365,260
		40,283,770
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
908 Devices, Inc. (a) (b)	7,700	26,719
Advanced Energy Industries, Inc. (b)	14,254	1,500,091
Aeva Technologies, Inc. (a) (b)	11,800	38,822
Arlo Technologies, Inc. (a)	35,817	433,744
Arrow Electronics, Inc. (a)	20,094	2,669,086
Avnet, Inc.	34,097	1,851,808
Badger Meter, Inc.	11,076	2,419,109
Bel Fuse, Inc. Class A (b)	600	59,658
Bel Fuse, Inc. Class B	3,900	306,189
Belden, Inc.	15,163	1,776,042
Benchmark Electronics, Inc. (b)	13,731	608,558
Climb Global Solutions, Inc.	1,600	159,264
Cognex Corp. (b)	65,371	2,647,526
Coherent Corp. (a)	50,114	4,455,636
Crane NXT Co. (b)	18,648	1,046,153
CTS Corp.	11,587	560,579
Daktronics, Inc. (a)	13,700	176,867
ePlus, Inc. (a) (b)	9,936	977,106
Evolv Technologies Holdings, Inc. (a) (b)	48,600	196,830
Fabrinet (a)	13,600	3,215,584
FARO Technologies, Inc. (a)	7,188	137,578
Insight Enterprises, Inc. (a) (b)	10,478	2,256,856
IPG Photonics Corp. (a)	10,600	787,792
Iteris, Inc. (a)	15,000	107,100

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Itron, Inc. (a)	17,299	$1,847,706
Kimball Electronics, Inc. (a)	8,744	161,851
Knowles Corp. (a) (b)	31,868	574,580
Lightwave Logic, Inc. (a) (b)	41,000	113,160
Littelfuse, Inc. (b)	9,299	2,466,560
Methode Electronics, Inc.	13,380	160,025
MicroVision, Inc. (a) (b)	74,800	85,272
Mirion Technologies, Inc. (a) (b)	75,600	836,892
Napco Security Technologies, Inc.	13,156	532,292
nLight, Inc. (a)	16,188	173,050
Novanta, Inc. (a)	13,426	2,402,180
OSI Systems, Inc. (a) (b)	6,039	916,901
Ouster, Inc. (a) (b)	17,500	110,250
PAR Technology Corp. (a) (b)	13,800	718,704
PC Connection, Inc.	4,260	321,332
Plexus Corp. (a)	10,300	1,408,113
Powerfleet, Inc. NJ (a) (b)	36,100	180,500
Richardson Electronics Ltd. (b)	3,700	45,658
Rogers Corp. (a)	7,095	801,806
Sanmina Corp. (a)	20,375	1,394,669
ScanSource, Inc. (a)	9,209	442,308
SmartRent, Inc. (a) (b)	72,900	126,117
TD SYNNEX Corp.	28,484	3,420,359
TTM Technologies, Inc. (a)	37,500	684,375
Vishay Intertechnology, Inc. (b)	47,445	897,185
Vishay Precision Group, Inc. (a)	4,500	116,550
Vontier Corp.	58,600	1,977,164
		51,330,256
ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	63,042	1,275,970
Atlas Energy Solutions, Inc. (b)	25,200	549,360
Borr Drilling Ltd. (a) (b)	89,800	493,002
Bristow Group, Inc. (a)	9,233	320,293
Cactus, Inc. Class A (b)	24,743	1,476,415
ChampionX Corp.	71,200	2,146,680
Core Laboratories, Inc. (b)	18,300	339,099
DMC Global, Inc. (a) (b)	7,500	97,350
Drilling Tools International Corp. (a)	3,500	13,055
Expro Group Holdings NV (a)	35,683	612,677
Forum Energy Technologies, Inc. (a)	3,300	51,018
Geospace Technologies Corp. (a)	4,600	47,564
Helix Energy Solutions Group, Inc. (a)	54,209	601,720
Helmerich & Payne, Inc. (b)	36,600	1,113,372
Innovex International, Inc. (a) (b)	11,875	174,325
Kodiak Gas Services, Inc. (b)	7,500	217,500
Liberty Energy, Inc. (b)	61,000	1,164,490
Mammoth Energy Services, Inc. (a)	8,600	35,174
Nabors Industries Ltd. (a)	3,327	214,492
Natural Gas Services Group, Inc. (a)	3,900	74,529
Security Description	Shares	Value
Newpark Resources, Inc. (a)	29,900	$207,207
Noble Corp. PLC	52,122	1,883,689
NOV, Inc.	149,400	2,385,918
Oceaneering International, Inc. (a)	38,681	961,996
Oil States International, Inc. (a)	27,466	126,344
Patterson-UTI Energy, Inc.	147,450	1,127,992
ProFrac Holding Corp. Class A (a) (b)	9,200	62,468
ProPetro Holding Corp. (a)	34,399	263,496
Ranger Energy Services, Inc.	6,100	72,651
RPC, Inc. (b)	31,210	198,496
SEACOR Marine Holdings, Inc. (a)	9,200	88,780
Seadrill Ltd. (a)	25,900	1,029,266
Select Water Solutions, Inc.	33,592	373,879
Solaris Energy Infrastructure, Inc.	10,300	131,428
TechnipFMC PLC	164,000	4,301,720
TETRA Technologies, Inc. (a)	45,100	139,810
Tidewater, Inc. (a) (b)	18,425	1,322,731
Transocean Ltd. (a) (b)	274,200	1,165,350
Valaris Ltd. (a) (b)	23,400	1,304,550
Weatherford International PLC	27,400	2,326,808
		30,492,664
ENTERTAINMENT — 1.9%
AMC Entertainment Holdings, Inc. Class A (a)	127,875	581,831
Atlanta Braves Holdings, Inc. Class A (a) (b)	5,038	212,352
Atlanta Braves Holdings, Inc. Class C (a)	17,957	714,689
Cinemark Holdings, Inc. (a)	41,438	1,153,634
Empire Resorts, Inc. (a) (b) (d)	400	—
Eventbrite, Inc. Class A (a)	31,093	84,884
Golden Matrix Group, Inc. (a) (b)	7,800	18,174
IMAX Corp. (a) (b)	16,033	328,837
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	6,201	443,557
Liberty Media Corp.-Liberty Formula One Class C (a)	81,286	6,293,975
Liberty Media Corp.-Liberty Live Class A (a)	8,159	403,952
Liberty Media Corp.-Liberty Live Class C (a)	17,233	884,570
Lions Gate Entertainment Corp. Class A (a) (b)	23,324	182,627
Lions Gate Entertainment Corp. Class B (a)	46,289	320,320
LiveOne, Inc. (a) (b)	25,000	23,720
Madison Square Garden Entertainment Corp. (a)	14,626	622,044
Madison Square Garden Sports Corp. (a)	7,173	1,493,849
Marcus Corp. (b)	9,037	136,187
Playstudios, Inc. (a)	28,400	42,884
Playtika Holding Corp.	26,481	209,729

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Reservoir Media, Inc. (a) (b)	6,800	$55,148
ROBLOX Corp. Class A (a)	195,700	8,661,682
Roku, Inc. (a)	48,423	3,615,261
Sphere Entertainment Co. (a) (b)	10,026	442,949
Spotify Technology SA (a)	56,256	20,732,024
TKO Group Holdings, Inc. (a)	29,942	3,704,125
Vivid Seats, Inc. Class A (a) (b)	28,300	104,710
		51,467,714
FINANCIAL SERVICES — 3.5%
Acacia Research Corp. (a) (b)	14,000	65,240
Affirm Holdings, Inc. (a)	88,700	3,620,734
Alerus Financial Corp.	6,705	153,410
A-Mark Precious Metals, Inc. (b)	6,700	295,872
Apollo Global Management, Inc.	199,805	24,957,642
AvidXchange Holdings, Inc. (a)	64,400	522,284
Banco Latinoamericano de Comercio Exterior SA	10,200	331,398
Block, Inc. (a)	212,737	14,281,035
Burford Capital Ltd.	75,300	998,478
Cannae Holdings, Inc. (b)	22,300	425,038
Cantaloupe, Inc. (a)	20,700	153,180
Cass Information Systems, Inc.	5,036	208,893
Compass Diversified Holdings (b)	24,900	551,037
Corebridge Financial, Inc.	97,800	2,851,848
Enact Holdings, Inc.	11,200	406,896
Equitable Holdings, Inc.	123,846	5,205,247
Essent Group Ltd.	38,944	2,503,710
Euronet Worldwide, Inc. (a)	16,412	1,628,563
EVERTEC, Inc.	24,500	830,305
Federal Agricultural Mortgage Corp. Class C	3,432	643,191
Flywire Corp. (a)	46,300	758,857
I3 Verticals, Inc. Class A (a) (b)	7,900	168,349
International Money Express, Inc. (a)	12,100	223,729
Jackson Financial, Inc. Class A	28,800	2,627,424
Marqeta, Inc. Class A (a)	174,600	859,032
Merchants Bancorp	6,850	307,976
MGIC Investment Corp.	97,689	2,500,838
Mr. Cooper Group, Inc. (a)	24,060	2,217,851
NCR Atleos Corp. (a)	27,283	778,384
NMI Holdings, Inc. (a)	29,665	1,221,901
Onity Group, Inc. (a)	2,000	63,880
Pagseguro Digital Ltd. Class A (a)	70,900	610,449
Payoneer Global, Inc. (a) (b)	107,300	807,969
Paysafe Ltd. (a) (b)	12,117	271,784
Paysign, Inc. (a)	12,800	46,976
PennyMac Financial Services, Inc.	10,097	1,150,755
Priority Technology Holdings, Inc. (a) (b)	6,265	42,790
Radian Group, Inc.	57,154	1,982,672
Remitly Global, Inc. (a)	55,700	745,823
Repay Holdings Corp. (a) (b)	32,700	266,832
Security Description	Shares	Value
Rocket Cos., Inc. Class A (a) (b)	53,000	$1,017,070
Security National Financial Corp. Class A (a)	4,394	40,425
Sezzle, Inc. (a)	900	153,531
Shift4 Payments, Inc. Class A (a) (b)	23,500	2,082,100
StoneCo Ltd. Class A (a) (b)	108,060	1,216,756
SWK Holdings Corp. (a) (b)	1,400	24,206
Toast, Inc. Class A (a) (b)	169,900	4,809,869
UWM Holdings Corp.	36,300	309,276
Velocity Financial, Inc. (a)	3,434	67,341
Voya Financial, Inc.	38,462	3,046,960
Walker & Dunlop, Inc.	12,240	1,390,342
Waterstone Financial, Inc.	7,200	105,840
Western Union Co.	128,200	1,529,426
WEX, Inc. (a) (b)	15,557	3,262,770
		97,344,184
FOOD PRODUCTS — 0.8%
Alico, Inc. (b)	2,600	72,722
B&G Foods, Inc. (b)	28,600	253,968
Beyond Meat, Inc. (a) (b)	21,862	148,224
BRC, Inc. Class A (a) (b)	20,100	68,742
Calavo Growers, Inc.	6,381	182,050
Cal-Maine Foods, Inc.	15,462	1,157,176
Darling Ingredients, Inc. (a)	60,205	2,237,218
Dole PLC	28,000	456,120
Flowers Foods, Inc.	70,931	1,636,378
Forafric Global PLC (a) (b)	3,800	43,092
Fresh Del Monte Produce, Inc.	12,647	373,592
Freshpet, Inc. (a)	17,842	2,440,250
Hain Celestial Group, Inc. (a)	34,601	298,607
Ingredion, Inc.	24,757	3,402,355
J&J Snack Foods Corp. (b)	5,791	996,747
John B Sanfilippo & Son, Inc.	3,470	327,256
Lancaster Colony Corp.	7,266	1,282,958
Lifecore Biomedical, Inc. (a) (b)	7,800	38,454
Lifeway Foods, Inc. (a) (b)	1,700	44,064
Limoneira Co. (b)	6,200	164,300
Mama's Creations, Inc. (a) (b)	12,100	88,330
Mission Produce, Inc. (a) (b)	17,400	223,068
Pilgrim's Pride Corp. (a) (b)	15,521	714,742
Post Holdings, Inc. (a)	18,613	2,154,455
Seaboard Corp.	101	316,837
Seneca Foods Corp. Class A (a)	1,949	121,481
Simply Good Foods Co. (a)	34,500	1,199,565
SunOpta, Inc. (a) (b)	33,500	213,730
TreeHouse Foods, Inc. (a) (b)	18,181	763,238
Utz Brands, Inc. (b)	24,800	438,960
Vital Farms, Inc. (a) (b)	12,100	424,347
Westrock Coffee Co. (a) (b)	11,000	71,500
WK Kellogg Co. (b)	24,500	419,195
		22,773,721
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A (b)	45,300	1,967,379

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Chesapeake Utilities Corp.	8,421	$1,045,635
National Fuel Gas Co.	34,570	2,095,288
New Jersey Resources Corp.	36,644	1,729,597
Northwest Natural Holding Co.	14,582	595,237
ONE Gas, Inc. (b)	21,021	1,564,383
RGC Resources, Inc.	2,700	60,939
Southwest Gas Holdings, Inc.	22,739	1,677,229
Spire, Inc.	21,239	1,429,172
UGI Corp.	79,635	1,992,468
		14,157,327
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	8,967	972,471
Avis Budget Group, Inc. (b)	6,472	566,883
Covenant Logistics Group, Inc.	3,045	160,898
FTAI Infrastructure, Inc. (b)	37,200	348,192
Heartland Express, Inc.	16,755	205,751
Hertz Global Holdings, Inc. (a) (b)	49,300	162,690
Knight-Swift Transportation Holdings, Inc.	59,316	3,200,098
Landstar System, Inc.	13,458	2,541,812
Lyft, Inc. Class A (a)	138,410	1,764,728
Marten Transport Ltd.	21,248	376,090
PAM Transportation Services, Inc. (a)	2,200	40,700
Proficient Auto Logistics, Inc. (a)	5,800	82,244
RXO, Inc. (a) (b)	51,190	1,433,320
Ryder System, Inc.	16,139	2,353,066
Saia, Inc. (a) (b)	10,055	4,396,649
Schneider National, Inc. Class B (b)	18,300	522,282
U-Haul Holding Co. (a) (b) (c)	6,444	499,281
U-Haul Holding Co. (c)	34,596	2,490,912
Universal Logistics Holdings, Inc. (b)	2,529	109,025
Werner Enterprises, Inc. (b)	23,400	903,006
XPO, Inc. (a)	43,390	4,664,859
		27,794,957
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Accuray, Inc. (a)	35,900	64,620
Alphatec Holdings, Inc. (a)	37,700	209,612
AngioDynamics, Inc. (a)	15,897	123,679
Artivion, Inc. (a)	14,992	399,087
AtriCure, Inc. (a)	17,600	493,504
Avanos Medical, Inc. (a)	16,400	394,092
Axogen, Inc. (a)	15,500	217,310
Axonics, Inc. (a)	18,963	1,319,825
Bioventus, Inc. Class A (a)	13,800	164,910
Cerus Corp. (a) (b)	68,209	118,684
CONMED Corp.	11,700	841,464
CVRx, Inc. (a) (b)	5,000	44,050
Dentsply Sirona, Inc.	76,800	2,078,208
Embecta Corp.	21,600	304,560
Enovis Corp. (a)	20,875	898,669
Envista Holdings Corp. (a) (b)	65,668	1,297,600
Security Description	Shares	Value
Fractyl Health, Inc. (a)	14,300	$36,179
Glaukos Corp. (a)	18,416	2,399,237
Globus Medical, Inc. Class A (a)	42,442	3,036,301
Haemonetics Corp. (a) (b)	18,693	1,502,543
ICU Medical, Inc. (a)	8,080	1,472,338
Inari Medical, Inc. (a)	19,939	822,284
Inmode Ltd. (a) (b)	30,200	511,890
Inogen, Inc. (a)	8,892	86,252
Inspire Medical Systems, Inc. (a) (b)	11,209	2,365,659
Integer Holdings Corp. (a) (b)	12,583	1,635,790
Integra LifeSciences Holdings Corp. (a)	25,593	465,025
iRadimed Corp.	2,800	140,812
iRhythm Technologies, Inc. (a) (b)	11,826	877,962
Lantheus Holdings, Inc. (a) (b)	25,661	2,816,295
LeMaitre Vascular, Inc.	7,751	719,990
LivaNova PLC (a)	20,450	1,074,443
Masimo Corp. (a) (b)	16,209	2,161,146
Merit Medical Systems, Inc. (a) (b)	21,500	2,124,845
Neogen Corp. (a) (b)	81,742	1,374,083
NeuroPace, Inc. (a) (b)	5,000	34,850
Nevro Corp. (a) (b)	12,309	68,807
Novocure Ltd. (a)	40,655	635,438
Omnicell, Inc. (a)	17,166	748,438
OraSure Technologies, Inc. (a)	28,000	119,560
Orchestra BioMed Holdings, Inc. (a) (b)	8,600	44,204
Orthofix Medical, Inc. (a)	12,265	191,579
OrthoPediatrics Corp. (a)	5,968	161,792
Paragon 28, Inc. (a) (b)	16,700	111,556
Penumbra, Inc. (a)	14,016	2,723,449
PROCEPT BioRobotics Corp. (a) (b)	16,000	1,281,920
Pulmonx Corp. (a)	13,500	111,915
Pulse Biosciences, Inc. (a) (b)	6,562	115,097
QuidelOrtho Corp. (a) (b)	20,825	949,620
RxSight, Inc. (a)	13,700	677,191
Sanara Medtech, Inc. (a) (b)	1,200	36,288
Semler Scientific, Inc. (a)	1,700	40,035
SI-BONE, Inc. (a)	14,860	207,743
Sight Sciences, Inc. (a)	13,800	86,940
STAAR Surgical Co. (a) (b)	18,669	693,553
Stereotaxis, Inc. (a)	20,200	41,208
Surmodics, Inc. (a)	5,281	204,797
Tactile Systems Technology, Inc. (a)	8,900	130,029
Tandem Diabetes Care, Inc. (a) (b)	24,492	1,038,706
TransMedics Group, Inc. (a)	12,100	1,899,700
Treace Medical Concepts, Inc. (a)	20,000	116,000
UFP Technologies, Inc. (a)	2,700	855,090
Utah Medical Products, Inc.	1,236	82,701
Varex Imaging Corp. (a)	13,908	165,783

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Zimvie, Inc. (a)	9,700	$153,939
Zynex, Inc. (a) (b)	6,570	53,611
		48,374,487
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	34,582	2,192,845
Accolade, Inc. (a)	26,700	102,795
AdaptHealth Corp. (a)	37,800	424,494
Addus HomeCare Corp. (a)	6,616	880,126
agilon health, Inc. (a)	118,200	464,526
AirSculpt Technologies, Inc. (a) (b)	4,400	22,308
Alignment Healthcare, Inc. (a) (b)	37,200	439,704
Amedisys, Inc. (a)	12,106	1,168,350
AMN Healthcare Services, Inc. (a) (b)	14,348	608,212
Ardent Health Partners, Inc. (a)	4,600	84,548
Astrana Health, Inc. (a) (b)	15,973	925,476
Aveanna Healthcare Holdings, Inc. (a)	19,300	100,360
BrightSpring Health Services, Inc. (a) (b)	20,100	295,068
Brookdale Senior Living, Inc. (a)	71,041	482,368
Castle Biosciences, Inc. (a)	9,400	268,088
Chemed Corp.	5,665	3,404,495
Community Health Systems, Inc. (a)	45,867	278,413
Concentra Group Holdings Parent, Inc. (a) (b)	8,600	192,296
CorVel Corp. (a)	3,400	1,111,426
Cross Country Healthcare, Inc. (a) (b)	12,058	162,059
DocGo, Inc. (a) (b)	37,700	125,164
Encompass Health Corp.	37,503	3,624,290
Enhabit, Inc. (a)	18,651	147,343
Ensign Group, Inc.	20,870	3,001,523
Fulgent Genetics, Inc. (a) (b)	7,471	162,345
GeneDx Holdings Corp. (a)	4,600	195,224
Guardant Health, Inc. (a)	44,451	1,019,706
HealthEquity, Inc. (a)	31,563	2,583,431
Hims & Hers Health, Inc. (a) (b)	71,600	1,318,872
InfuSystem Holdings, Inc. (a)	6,600	44,220
Innovage Holding Corp. (a)	8,680	52,080
Joint Corp. (a)	4,850	55,484
LifeStance Health Group, Inc. (a)	53,500	374,500
ModivCare, Inc. (a) (b)	4,554	65,031
Nano-X Imaging Ltd. (a) (b)	20,600	125,248
National HealthCare Corp.	4,741	596,275
National Research Corp.	6,100	139,446
NeoGenomics, Inc. (a)	47,529	701,053
OmniAb, Inc. (a) (d)	3,212	—
OPKO Health, Inc. (a) (b)	127,118	189,406
Option Care Health, Inc. (a) (b)	64,207	2,009,679
Owens & Minor, Inc. (a)	27,919	438,049
PACS Group, Inc. (a)	14,700	587,559
Patterson Cos., Inc. (b)	30,100	657,384
Security Description	Shares	Value
Pediatrix Medical Group, Inc. (a)	31,374	$363,625
Pennant Group, Inc. (a)	10,717	382,597
Performant Financial Corp. (a)	24,200	90,508
PetIQ, Inc. (a)	10,126	311,577
Premier, Inc. Class A (b)	40,545	810,900
Privia Health Group, Inc. (a)	38,900	708,369
Progyny, Inc. (a) (b)	31,400	526,264
Quipt Home Medical Corp. (a) (b)	15,700	45,844
R1 RCM, Inc. (a)	59,487	842,931
RadNet, Inc. (a)	24,976	1,733,085
Select Medical Holdings Corp.	40,834	1,423,882
Sonida Senior Living, Inc. (a)	1,300	34,762
Surgery Partners, Inc. (a) (b)	28,695	925,127
Talkspace, Inc. (a)	45,200	94,468
Tenet Healthcare Corp. (a)	36,022	5,986,856
U.S. Physical Therapy, Inc.	5,722	484,253
Viemed Healthcare, Inc. (a)	11,800	86,494
		46,672,811
HEALTH CARE REITs — 0.5%
American Healthcare REIT, Inc.	31,300	816,930
CareTrust REIT, Inc.	53,528	1,651,874
Community Healthcare Trust, Inc. REIT	9,847	178,723
Diversified Healthcare Trust REIT	83,877	351,445
Global Medical REIT, Inc.	25,100	248,741
Healthcare Realty Trust, Inc. REIT	144,299	2,619,027
LTC Properties, Inc. REIT	16,124	591,589
Medical Properties Trust, Inc. REIT	227,861	1,332,987
National Health Investors, Inc. REIT (b)	15,845	1,331,931
Omega Healthcare Investors, Inc. REIT	93,307	3,797,595
Sabra Health Care REIT, Inc.	86,355	1,607,066
Strawberry Fields REIT, Inc. (b)	2,800	35,532
Universal Health Realty Income Trust REIT	5,288	241,926
		14,805,366
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a)	46,300	542,173
Definitive Healthcare Corp. (a) (b)	18,800	84,036
Doximity, Inc. Class A (a) (b)	46,500	2,026,005
Evolent Health, Inc. Class A (a) (b)	43,365	1,226,362
Health Catalyst, Inc. (a)	23,400	190,476
HealthStream, Inc.	9,099	262,415
LifeMD, Inc. (a) (b)	14,700	77,028
OptimizeRx Corp. (a)	6,496	50,149
Phreesia, Inc. (a) (b)	21,300	485,427
Schrodinger, Inc. (a) (b)	20,808	385,989
Simulations Plus, Inc. (b)	5,697	182,418
Teladoc Health, Inc. (a)	65,004	596,737

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Veeva Systems, Inc. Class A (a)	56,467	$11,850,729
Waystar Holding Corp. (a)	16,400	457,396
		18,417,340
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc.	86,100	1,278,585
Braemar Hotels & Resorts, Inc. REIT (b)	26,200	80,958
Chatham Lodging Trust REIT	15,960	135,979
DiamondRock Hospitality Co. REIT	80,500	702,765
Park Hotels & Resorts, Inc. REIT	78,734	1,110,149
Pebblebrook Hotel Trust REIT	45,757	605,365
RLJ Lodging Trust REIT	57,955	532,027
Ryman Hospitality Properties, Inc. REIT	22,027	2,362,176
Service Properties Trust REIT (b)	59,374	270,746
Summit Hotel Properties, Inc. REIT	42,000	288,120
Sunstone Hotel Investors, Inc. REIT	77,319	797,932
Xenia Hotels & Resorts, Inc. REIT	38,300	565,691
		8,730,493
HOTELS, RESTAURANTS & LEISURE — 3.1%
Accel Entertainment, Inc. (a)	20,400	237,048
Aramark	99,240	3,843,565
Bally's Corp. (a)	9,365	161,546
Biglari Holdings, Inc. Class B (a)	284	48,851
BJ's Restaurants, Inc. (a) (b)	7,306	237,883
Bloomin' Brands, Inc. (b)	30,193	499,090
Boyd Gaming Corp.	25,998	1,680,771
Brinker International, Inc. (a)	16,630	1,272,694
Cava Group, Inc. (a)	28,900	3,579,265
Cheesecake Factory, Inc. (b)	18,255	740,240
Choice Hotels International, Inc. (b)	10,556	1,375,447
Churchill Downs, Inc.	26,416	3,571,707
Chuy's Holdings, Inc. (a)	6,353	237,602
Cracker Barrel Old Country Store, Inc. (b)	8,308	376,768
Dave & Buster's Entertainment, Inc. (a) (b)	12,416	422,765
Denny's Corp. (a) (b)	18,341	118,299
Despegar.com Corp. (a) (b)	22,800	282,720
Dine Brands Global, Inc.	5,630	175,825
DoorDash, Inc. Class A (a)	132,889	18,967,247
DraftKings, Inc. Class A (a)	173,423	6,798,182
Dutch Bros, Inc. Class A (a)	41,900	1,342,057
El Pollo Loco Holdings, Inc. (a)	10,500	143,850
Everi Holdings, Inc. (a)	30,295	398,076
First Watch Restaurant Group, Inc. (a) (b)	11,200	174,720
Full House Resorts, Inc. (a) (b)	11,000	55,220
Global Business Travel Group I (a) (b)	46,600	358,354
Golden Entertainment, Inc.	7,425	236,041
Security Description	Shares	Value
Hilton Grand Vacations, Inc. (a) (b)	27,571	$1,001,379
Hyatt Hotels Corp. Class A (b)	16,559	2,520,280
Inspired Entertainment, Inc. (a) (b)	7,500	69,525
International Game Technology PLC (b)	43,235	920,906
Jack in the Box, Inc. (b)	7,197	334,948
Krispy Kreme, Inc.	32,200	345,828
Kura Sushi USA, Inc. Class A (a) (b)	2,200	177,232
Life Time Group Holdings, Inc. (a)	22,600	551,892
Light & Wonder, Inc. (a) (b)	34,264	3,108,773
Lindblad Expeditions Holdings, Inc. (a)	12,989	120,148
Marriott Vacations Worldwide Corp. (b)	13,240	972,875
Monarch Casino & Resort, Inc.	4,800	380,496
Mondee Holdings, Inc. (a) (b)	15,600	21,684
Nathan's Famous, Inc.	1,200	97,080
ONE Group Hospitality, Inc. (a)	7,400	27,232
Papa John's International, Inc. (b)	12,488	672,729
Penn Entertainment, Inc. (a) (b)	57,700	1,088,222
Planet Fitness, Inc. Class A (a) (b)	33,043	2,683,753
PlayAGS, Inc. (a)	14,500	165,155
Portillo's, Inc. Class A (a) (b)	19,800	266,706
Potbelly Corp. (a)	9,600	80,064
RCI Hospitality Holdings, Inc. (b)	3,600	160,380
Red Rock Resorts, Inc. Class A	18,486	1,006,378
Rush Street Interactive, Inc. (a)	28,000	303,800
Sabre Corp. (a) (b)	143,335	526,040
Shake Shack, Inc. Class A (a)	14,330	1,478,999
Six Flags Entertainment Corp. (b)	35,020	1,411,656
Super Group SGHC Ltd.	55,600	201,828
Sweetgreen, Inc. Class A (a) (b)	37,200	1,318,740
Target Hospitality Corp. (a) (b)	12,800	99,584
Texas Roadhouse, Inc.	25,277	4,463,918
Travel & Leisure Co. (b)	25,500	1,175,040
United Parks & Resorts, Inc. (a) (b)	13,217	668,780
Vacasa, Inc. Class A (a) (b)	3,400	9,554
Vail Resorts, Inc.	14,390	2,508,033
Wendy's Co.	65,458	1,146,824
Wingstop, Inc.	11,165	4,645,533
Wyndham Hotels & Resorts, Inc.	29,116	2,275,124
Xponential Fitness, Inc. Class A (a) (b)	8,700	107,880
		86,450,831
HOUSEHOLD DURABLES — 1.7%
Beazer Homes USA, Inc. (a)	10,696	365,482
Cavco Industries, Inc. (a)	3,176	1,360,090
Century Communities, Inc.	10,451	1,076,244

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Champion Homes, Inc. (a)	20,337	$1,928,964
Cricut, Inc. Class A	16,600	115,038
Dream Finders Homes, Inc. Class A (a)	10,300	372,963
Ethan Allen Interiors, Inc.	8,200	261,498
Flexsteel Industries, Inc.	1,700	75,293
GoPro, Inc. Class A (a)	43,122	58,646
Green Brick Partners, Inc. (a)	11,802	985,703
Hamilton Beach Brands Holding Co. Class A	3,100	94,333
Helen of Troy Ltd. (a)	8,664	535,868
Hooker Furnishings Corp. (b)	3,700	66,896
Hovnanian Enterprises, Inc. Class A (a)	1,900	388,303
Installed Building Products, Inc.	9,014	2,219,878
iRobot Corp. (a) (b)	10,943	95,095
KB Home	25,200	2,159,388
Landsea Homes Corp. (a)	7,500	92,625
La-Z-Boy, Inc.	15,933	684,004
Legacy Housing Corp. (a) (b)	3,920	107,212
Leggett & Platt, Inc. (b)	50,400	686,448
LGI Homes, Inc. (a) (b)	7,725	915,567
Lifetime Brands, Inc.	4,600	30,084
Lovesac Co. (a) (b)	5,187	148,607
M/I Homes, Inc. (a)	10,091	1,729,194
Meritage Homes Corp.	13,567	2,782,185
Newell Brands, Inc. (b)	159,900	1,228,032
Purple Innovation, Inc. (a) (b)	18,696	18,485
SharkNinja, Inc.	25,300	2,750,363
Sonos, Inc. (a)	45,730	562,022
Taylor Morrison Home Corp. (a)	38,258	2,688,007
Tempur Sealy International, Inc.	63,668	3,476,273
Toll Brothers, Inc.	38,784	5,991,740
TopBuild Corp. (a)	12,074	4,911,824
Traeger, Inc. (a)	10,400	38,272
Tri Pointe Homes, Inc. (a)	34,983	1,585,080
United Homes Group, Inc. (a) (b)	2,100	12,894
Vizio Holding Corp. Class A (a) (b)	33,500	374,195
Whirlpool Corp. (b)	20,100	2,150,700
Worthington Enterprises, Inc.	11,672	483,804
		45,607,299
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	4,200	153,174
Central Garden & Pet Co. Class A (a)	19,251	604,481
Energizer Holdings, Inc. (b)	27,258	865,714
Oil-Dri Corp. of America	1,800	124,182
Reynolds Consumer Products, Inc.	20,500	637,550
Spectrum Brands Holdings, Inc.	10,369	986,507
WD-40 Co. (b)	5,153	1,328,856
		4,700,464
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Altus Power, Inc. (a) (b)	24,500	$77,910
Brookfield Renewable Corp. Class A (b)	52,079	1,700,900
Clearway Energy, Inc. Class A	13,226	376,544
Clearway Energy, Inc. Class C	32,000	981,760
Montauk Renewables, Inc. (a) (b)	22,100	115,141
Ormat Technologies, Inc. (b)	20,092	1,545,879
Sunnova Energy International, Inc. (a) (b)	40,500	394,470
		5,192,604
INDUSTRIAL CONGLOMERATES — 0.0% (e)
Brookfield Business Corp. Class A	10,200	258,366
INDUSTRIAL REITs — 0.9%
Americold Realty Trust, Inc. REIT	108,866	3,077,642
EastGroup Properties, Inc. REIT	18,358	3,429,642
First Industrial Realty Trust, Inc. REIT	50,015	2,799,840
Industrial Logistics Properties Trust REIT	24,000	114,240
Innovative Industrial Properties, Inc. REIT	10,633	1,431,202
Lineage, Inc. REIT	23,600	1,849,768
LXP Industrial Trust REIT	108,900	1,094,445
Plymouth Industrial REIT, Inc.	16,100	363,860
Rexford Industrial Realty, Inc. REIT	81,743	4,112,490
STAG Industrial, Inc. REIT	68,550	2,679,619
Terreno Realty Corp. REIT	36,024	2,407,484
		23,360,232
INSURANCE — 3.0%
Ambac Financial Group, Inc. (a)	15,994	179,293
American Coastal Insurance Corp. Class C (a)	8,500	95,795
American Financial Group, Inc.	27,219	3,663,677
AMERISAFE, Inc.	7,534	364,118
Assured Guaranty Ltd.	19,919	1,583,959
Axis Capital Holdings Ltd.	29,699	2,364,337
Baldwin Insurance Group, Inc. (a) (b)	24,905	1,240,269
Bowhead Specialty Holdings, Inc. (a) (b)	2,700	75,627
Brighthouse Financial, Inc. (a)	23,773	1,070,498
CNA Financial Corp. (b)	8,291	405,762
CNO Financial Group, Inc.	39,579	1,389,223
Crawford & Co. Class A	6,100	66,917
Donegal Group, Inc. Class A	6,639	97,859
Employers Holdings, Inc.	9,300	446,121
Enstar Group Ltd. (a)	4,765	1,532,376
F&G Annuities & Life, Inc. (b)	6,950	310,804
Fidelis Insurance Holdings Ltd.	19,200	346,752
Fidelity National Financial, Inc.	98,436	6,108,938

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
First American Financial Corp.	38,014	$2,509,304
Genworth Financial, Inc. (a)	164,382	1,126,017
GoHealth, Inc. Class A (a)	1,200	11,256
Goosehead Insurance, Inc. Class A (a) (b)	8,519	760,747
Greenlight Capital Re Ltd. Class A (a) (b)	8,996	122,795
Hamilton Insurance Group Ltd. Class B (a)	15,100	292,034
Hanover Insurance Group, Inc.	13,535	2,004,669
HCI Group, Inc. (b)	3,073	328,995
Heritage Insurance Holdings, Inc. (a)	8,400	102,816
Hippo Holdings, Inc. (a) (b)	6,935	117,063
Horace Mann Educators Corp.	15,800	552,210
Investors Title Co.	543	124,781
James River Group Holdings Ltd.	13,600	85,272
Kemper Corp.	23,107	1,415,304
Kingsway Financial Services, Inc. (a)	4,600	38,088
Kinsale Capital Group, Inc.	8,349	3,887,044
Lemonade, Inc. (a) (b)	18,900	311,661
Lincoln National Corp.	65,200	2,054,452
Maiden Holdings Ltd. (a)	31,900	56,463
Markel Group, Inc. (a)	4,915	7,709,571
MBIA, Inc. (a) (b)	16,697	59,608
Mercury General Corp.	10,137	638,428
NI Holdings, Inc. (a)	3,500	54,880
Old Republic International Corp.	94,162	3,335,218
Oscar Health, Inc. Class A (a)	73,300	1,554,693
Palomar Holdings, Inc. (a)	9,310	881,378
Primerica, Inc.	13,164	3,490,435
ProAssurance Corp. (a)	19,805	297,867
Reinsurance Group of America, Inc.	24,846	5,413,198
RenaissanceRe Holdings Ltd. (b)	19,475	5,304,990
RLI Corp.	15,778	2,445,274
Root, Inc. Class A (a)	3,200	120,896
Ryan Specialty Holdings, Inc.	38,800	2,575,932
Safety Insurance Group, Inc. (b)	5,368	438,995
Selective Insurance Group, Inc.	22,798	2,127,053
Selectquote, Inc. (a)	49,203	106,771
SiriusPoint Ltd. (a) (b)	36,800	527,712
Skyward Specialty Insurance Group, Inc. (a)	14,000	570,220
Stewart Information Services Corp.	9,965	744,784
Tiptree, Inc.	9,100	178,087
Trupanion, Inc. (a)	12,600	528,948
United Fire Group, Inc.	7,463	156,201
Universal Insurance Holdings, Inc.	8,817	195,385
Unum Group	70,000	4,160,800
White Mountains Insurance Group Ltd.	951	1,613,086
		82,473,706
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.6%
Bumble, Inc. Class A (a) (b)	36,000	$229,680
Cargurus, Inc. (a)	33,700	1,012,011
Cars.com, Inc. (a)	25,400	425,704
EverQuote, Inc. Class A (a)	9,035	190,548
fuboTV, Inc. (a) (b)	118,200	167,844
Getty Images Holdings, Inc. (a) (b)	36,900	140,589
Grindr, Inc. (a)	9,300	110,949
IAC, Inc. (a) (b)	28,637	1,541,243
MediaAlpha, Inc. Class A (a) (b)	11,203	202,886
Nextdoor Holdings, Inc. (a)	60,500	150,040
Outbrain, Inc. (a)	15,700	76,302
Pinterest, Inc. Class A (a)	230,309	7,455,102
QuinStreet, Inc. (a)	19,498	372,997
Shutterstock, Inc. (b)	9,050	320,099
System1, Inc. (a)	11,200	12,544
TripAdvisor, Inc. (a)	41,900	607,131
TrueCar, Inc. (a)	32,166	110,973
Trump Media & Technology Group Corp. (a) (b)	21,900	351,933
Vimeo, Inc. (a)	54,523	275,341
Webtoon Entertainment, Inc. (a)	6,000	68,640
Yelp, Inc. (a)	24,591	862,652
Ziff Davis, Inc. (a) (b)	17,306	842,110
ZipRecruiter, Inc. Class A (a)	27,000	256,500
ZoomInfo Technologies, Inc. (a)	119,000	1,228,080
		17,011,898
IT SERVICES — 2.0%
Amdocs Ltd.	43,835	3,834,686
Applied Digital Corp. (a) (b)	44,000	363,000
Backblaze, Inc. Class A (a)	14,700	93,933
BigBear.ai Holdings, Inc. (a) (b)	40,400	58,984
BigCommerce Holdings, Inc. (a)	26,700	156,195
Cloudflare, Inc. Class A (a)	114,895	9,293,857
Core Scientific, Inc. (a)	67,200	796,992
Couchbase, Inc. (a)	14,100	227,292
DigitalOcean Holdings, Inc. (a) (b)	24,800	1,001,672
DXC Technology Co. (a) (b)	68,700	1,425,525
Fastly, Inc. Class A (a) (b)	48,243	365,200
Globant SA (a) (b)	16,094	3,188,865
Grid Dynamics Holdings, Inc. (a)	21,000	294,000
Hackett Group, Inc.	9,090	238,794
Information Services Group, Inc.	10,800	35,640
Kyndryl Holdings, Inc. (a)	86,400	1,985,472
MongoDB, Inc. (a) (b)	27,078	7,320,537
Okta, Inc. (a)	61,175	4,547,749
Perficient, Inc. (a) (b)	13,049	984,939
Rackspace Technology, Inc. (a) (b)	27,200	66,640
Snowflake, Inc. Class A (a)	121,092	13,908,627
Squarespace, Inc. Class A (a)	22,800	1,058,604
Thoughtworks Holding, Inc. (a) (b)	35,600	157,352
Tucows, Inc. Class A (a) (b)	3,376	70,525

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Twilio, Inc. Class A (a)	65,424	$4,266,953
Unisys Corp. (a)	25,800	146,544
		55,888,577
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	10,772	686,715
AMMO, Inc. (a) (b)	30,400	43,472
Brunswick Corp.	25,626	2,147,971
Clarus Corp.	11,565	52,042
Escalade, Inc.	3,100	43,617
Funko, Inc. Class A (a) (b)	12,150	148,473
JAKKS Pacific, Inc. (a)	3,100	79,112
Johnson Outdoors, Inc. Class A (b)	1,780	64,436
Latham Group, Inc. (a)	15,100	102,680
Malibu Boats, Inc. Class A (a) (b)	7,565	293,598
Marine Products Corp.	3,280	31,783
MasterCraft Boat Holdings, Inc. (a) (b)	5,665	103,160
Mattel, Inc. (a)	128,239	2,442,953
Peloton Interactive, Inc. Class A (a) (b)	130,603	611,222
Polaris, Inc. (b)	19,603	1,631,754
Smith & Wesson Brands, Inc.	17,426	226,189
Solo Brands, Inc. Class A (a) (b)	7,100	10,011
Sturm Ruger & Co., Inc.	6,385	266,127
Topgolf Callaway Brands Corp. (a)	53,541	587,880
Vista Outdoor, Inc. (a)	22,121	866,701
YETI Holdings, Inc. (a)	32,334	1,326,664
		11,766,560
LIFE SCIENCES TOOLS & SERVICES — 1.3%
10X Genomics, Inc. Class A (a)	39,445	890,668
Adaptive Biotechnologies Corp. (a) (b)	44,900	229,888
Akoya Biosciences, Inc. (a) (b)	12,000	32,640
Avantor, Inc. (a) (b)	257,351	6,657,670
Azenta, Inc. (a) (b)	20,341	985,318
BioLife Solutions, Inc. (a) (b)	13,820	346,053
Bio-Rad Laboratories, Inc. Class A (a)	7,300	2,442,434
Bruker Corp.	41,497	2,865,783
ChromaDex Corp. (a)	19,400	70,810
Codexis, Inc. (a)	28,221	86,921
CryoPort, Inc. (a) (b)	15,200	123,272
Cytek Biosciences, Inc. (a) (b)	44,300	245,422
Fortrea Holdings, Inc. (a) (b)	34,200	684,000
Harvard Bioscience, Inc. (a)	14,200	38,198
Illumina, Inc. (a)	60,500	7,889,805
Maravai LifeSciences Holdings, Inc. Class A (a)	41,400	344,034
MaxCyte, Inc. (a) (b)	38,600	150,154
Medpace Holdings, Inc. (a)	9,601	3,204,814
Mesa Laboratories, Inc.	1,898	246,474
Nautilus Biotechnology, Inc. (a)	20,800	59,280
OmniAb, Inc. (a)	31,756	134,328
Security Description	Shares	Value
Pacific Biosciences of California, Inc. (a) (b)	109,021	$185,336
Qiagen NV (a)	85,602	3,900,883
Quanterix Corp. (a)	13,000	168,480
Quantum-Si, Inc. (a) (b)	46,600	41,110
Repligen Corp. (a)	21,217	3,157,514
Sotera Health Co. (a)	57,100	953,570
Standard BioTools, Inc. (a) (b)	111,900	215,967
		36,350,826
MACHINERY — 3.2%
374Water, Inc. (a) (b)	19,900	27,064
3D Systems Corp. (a) (b)	45,465	129,121
AGCO Corp. (b)	23,621	2,311,551
Alamo Group, Inc.	3,889	700,526
Albany International Corp. Class A	11,871	1,054,738
Allison Transmission Holdings, Inc.	33,359	3,204,799
Astec Industries, Inc. (b)	8,306	265,294
Atmus Filtration Technologies, Inc.	31,600	1,185,948
Barnes Group, Inc. (b)	17,714	715,823
Blue Bird Corp. (a)	12,022	576,575
Chart Industries, Inc. (a) (b)	16,070	1,994,930
CNH Industrial NV	331,200	3,676,320
Columbus McKinnon Corp.	10,248	368,928
Commercial Vehicle Group, Inc. (a) (b)	12,200	39,650
Crane Co.	18,548	2,935,777
Donaldson Co., Inc.	45,486	3,352,318
Douglas Dynamics, Inc.	8,473	233,685
Eastern Co.	1,900	61,655
Energy Recovery, Inc. (a)	21,100	366,929
Enerpac Tool Group Corp.	20,591	862,557
Enpro, Inc. (b)	7,945	1,288,520
Esab Corp.	21,475	2,283,007
ESCO Technologies, Inc.	9,828	1,267,615
Federal Signal Corp.	22,700	2,121,542
Flowserve Corp.	49,900	2,579,331
Franklin Electric Co., Inc.	17,115	1,793,994
Gates Industrial Corp. PLC (a)	78,600	1,379,430
Gencor Industries, Inc. (a)	4,200	87,612
Gorman-Rupp Co.	8,200	319,390
Graco, Inc.	63,282	5,537,808
Graham Corp. (a)	3,800	112,442
Greenbrier Cos., Inc.	11,694	595,108
Helios Technologies, Inc.	12,448	593,770
Hillenbrand, Inc.	26,168	727,470
Hillman Solutions Corp. (a)	73,100	771,936
Hyliion Holdings Corp. (a) (b)	51,000	126,480
Hyster-Yale, Inc.	4,289	273,510
ITT, Inc.	31,288	4,677,869
John Bean Technologies Corp. (b)	12,076	1,189,607
Kadant, Inc. (b)	4,390	1,483,820
Kennametal, Inc. (b)	30,417	788,713

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
L.B. Foster Co. Class A (a) (b)	3,300	$67,419
Lincoln Electric Holdings, Inc.	20,905	4,014,178
Lindsay Corp.	4,075	507,908
Luxfer Holdings PLC	9,931	128,606
Manitowoc Co., Inc. (a) (b)	12,075	116,161
Mayville Engineering Co., Inc. (a)	4,300	90,644
Middleby Corp. (a) (b)	20,227	2,814,183
Miller Industries, Inc.	3,965	241,865
Mueller Industries, Inc. (b)	42,068	3,117,239
Mueller Water Products, Inc. Class A	58,722	1,274,267
NN, Inc. (a) (b)	16,900	65,910
Omega Flex, Inc.	1,351	67,442
Oshkosh Corp.	24,742	2,479,396
Park-Ohio Holdings Corp.	3,000	92,100
Proto Labs, Inc. (a)	9,285	272,700
RBC Bearings, Inc. (a) (b)	10,822	3,239,890
REV Group, Inc.	19,200	538,752
Shyft Group, Inc.	12,429	155,984
SPX Technologies, Inc. (a)	16,989	2,709,066
Standex International Corp. (b)	4,419	807,705
Taylor Devices, Inc. (a) (b)	900	44,928
Tennant Co.	7,124	684,189
Terex Corp.	24,892	1,317,036
Timken Co. (b)	24,558	2,069,994
Titan International, Inc. (a) (b)	19,100	155,283
Toro Co.	39,674	3,440,926
Trinity Industries, Inc.	30,869	1,075,476
Twin Disc, Inc.	4,100	51,209
Wabash National Corp.	16,887	324,062
Watts Water Technologies, Inc. Class A	10,222	2,117,896
		88,145,576
MARINE — 0.2%
Costamare, Inc.	16,100	253,092
Genco Shipping & Trading Ltd. (b)	16,300	317,850
Golden Ocean Group Ltd.	45,700	611,466
Himalaya Shipping Ltd. (a)	11,700	101,322
Kirby Corp. (a)	21,964	2,689,052
Matson, Inc.	12,782	1,822,969
Pangaea Logistics Solutions Ltd.	12,500	90,375
Safe Bulkers, Inc.	24,860	128,775
		6,014,901
MEDIA — 1.4%
Advantage Solutions, Inc. (a) (b)	39,300	134,799
AMC Networks, Inc. Class A (a)	12,420	107,930
Boston Omaha Corp. Class A (a) (b)	9,665	143,718
Cable One, Inc. (b)	2,092	731,761
Cardlytics, Inc. (a) (b)	14,565	46,608
Clear Channel Outdoor Holdings, Inc. (a)	129,700	207,520
EchoStar Corp. Class A (a) (b)	45,963	1,140,802
Emerald Holding, Inc.	4,800	23,952
Security Description	Shares	Value
Entravision Communications Corp. Class A	19,800	$40,986
EW Scripps Co. Class A (a)	19,840	44,541
Gambling.com Group Ltd. (a)	6,800	68,136
Gannett Co., Inc. (a)	52,914	297,377
Gray Television, Inc.	31,677	169,789
Ibotta, Inc. Class A (a)	2,800	172,508
iHeartMedia, Inc. Class A (a)	34,000	62,900
Innovid Corp. (a) (b)	44,200	79,560
Integral Ad Science Holding Corp. (a)	27,300	295,113
John Wiley & Sons, Inc. Class A (b)	13,740	662,955
Liberty Broadband Corp. Class A (a)	5,864	450,472
Liberty Broadband Corp. Class C (a)	42,732	3,302,756
Magnite, Inc. (a) (b)	47,727	661,019
National CineMedia, Inc. (a)	28,100	198,105
New York Times Co. Class A	60,902	3,390,414
Nexstar Media Group, Inc.	11,798	1,950,799
PubMatic, Inc. Class A (a)	15,100	224,537
Scholastic Corp.	9,029	289,018
Sinclair, Inc. (b)	12,162	186,079
Sirius XM Holdings, Inc.	93,531	2,212,008
Stagwell, Inc. (a) (b)	32,400	227,448
TechTarget, Inc. (a) (b)	9,600	234,720
TEGNA, Inc. (b)	64,283	1,014,386
Thryv Holdings, Inc. (a)	11,800	203,314
Townsquare Media, Inc. Class A (b)	3,600	36,576
Trade Desk, Inc. Class A (a)	169,276	18,561,113
WideOpenWest, Inc. (a)	17,336	91,014
		37,664,733
METALS & MINING — 1.6%
Alcoa Corp.	95,105	3,669,151
Alpha Metallurgical Resources, Inc.	4,100	968,338
Arch Resources, Inc.	6,594	911,027
ATI, Inc. (a)	47,237	3,160,628
Caledonia Mining Corp. PLC	6,100	91,256
Carpenter Technology Corp.	17,955	2,865,259
Century Aluminum Co. (a) (b)	19,500	316,485
Cleveland-Cliffs, Inc. (a)	174,902	2,233,499
Coeur Mining, Inc. (a)	149,242	1,026,785
Commercial Metals Co.	43,147	2,371,359
Compass Minerals International, Inc. (b)	12,514	150,418
Constellium SE (a)	49,000	796,740
Contango ORE, Inc. (a) (b)	3,900	75,114
Critical Metals Corp. (a)	2,700	20,088
Dakota Gold Corp. (a)	23,800	56,168
Ferroglobe PLC (a) (d)	2,200	—
Haynes International, Inc.	4,700	279,838
Hecla Mining Co.	222,016	1,480,847
i-80 Gold Corp. (a) (b)	129,300	149,988

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ivanhoe Electric, Inc. (a) (b)	30,300	$256,338
Kaiser Aluminum Corp.	6,133	444,765
Lifezone Holdings Ltd. (a)	13,400	93,800
Materion Corp.	7,855	878,660
Metallus, Inc. (a) (b)	16,214	240,454
Metals Acquisition Ltd. Class A (a) (b)	20,000	277,000
MP Materials Corp. (a) (b)	50,400	889,560
Novagold Resources, Inc. (a) (b)	90,500	371,050
Olympic Steel, Inc.	4,000	156,000
Perpetua Resources Corp. (a)	14,000	130,900
Piedmont Lithium, Inc. (a) (b)	6,000	53,580
Radius Recycling, Inc.	9,272	171,903
Ramaco Resources, Inc. Class A	9,900	115,830
Ramaco Resources, Inc. Class B	1,400	15,064
Reliance, Inc.	21,666	6,266,024
Royal Gold, Inc.	24,955	3,501,186
Ryerson Holding Corp.	10,700	213,037
Southern Copper Corp.	33,169	3,836,658
SSR Mining, Inc. (b)	77,600	440,768
SunCoke Energy, Inc.	31,800	276,024
Tredegar Corp. (a)	11,107	80,970
U.S. Steel Corp. (b)	84,576	2,988,070
Universal Stainless & Alloy Products, Inc. (a)	3,200	123,616
Warrior Met Coal, Inc. (b)	19,638	1,254,868
Worthington Steel, Inc.	12,472	424,173
		44,123,286
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AFC Gamma, Inc. REIT (b)	6,300	64,323
AG Mortgage Investment Trust, Inc. REIT (b)	10,600	79,606
AGNC Investment Corp. REIT (b)	280,679	2,935,902
Angel Oak Mortgage REIT, Inc.	4,080	42,554
Annaly Capital Management, Inc. REIT (b)	188,825	3,789,718
Apollo Commercial Real Estate Finance, Inc. REIT (b)	55,749	512,333
Arbor Realty Trust, Inc. REIT (b)	69,600	1,082,976
ARES Commercial Real Estate Corp. REIT (b)	19,800	138,600
ARMOUR Residential REIT, Inc. (b)	18,959	386,764
Blackstone Mortgage Trust, Inc. Class A REIT	65,366	1,242,608
BrightSpire Capital, Inc. REIT	51,900	290,640
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	5,900	91,509
Chimera Investment Corp. REIT	30,415	481,470
Claros Mortgage Trust, Inc. REIT (b)	32,500	243,425
Dynex Capital, Inc. REIT	28,800	367,488
Ellington Financial, Inc. REIT (b)	30,505	393,209
Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT (b)	29,734	$388,326
Granite Point Mortgage Trust, Inc. REIT	15,234	48,292
HA Sustainable Infrastructure Capital, Inc. (b)	42,445	1,463,079
Invesco Mortgage Capital, Inc. REIT (b)	17,501	164,334
KKR Real Estate Finance Trust, Inc. REIT	22,600	279,110
Ladder Capital Corp. REIT	42,539	493,452
MFA Financial, Inc. REIT	38,934	495,241
New York Mortgage Trust, Inc. REIT (b)	33,871	214,403
Nexpoint Real Estate Finance, Inc. REIT	3,600	56,268
Orchid Island Capital, Inc. REIT (b)	27,620	227,036
PennyMac Mortgage Investment Trust REIT	33,524	478,052
Ready Capital Corp. REIT (b)	59,075	450,742
Redwood Trust, Inc. REIT (b)	49,600	383,408
Rithm Capital Corp. REIT	195,311	2,216,780
Seven Hills Realty Trust REIT	5,500	75,735
Sunrise Realty Trust, Inc. REIT (b)	2,099	30,205
TPG RE Finance Trust, Inc. REIT	24,252	206,870
Two Harbors Investment Corp. REIT	39,389	546,719
Starwood Property Trust, Inc. REIT (b)	118,704	2,419,188
		22,780,365
MULTI-UTILITIES — 0.2%
Avista Corp.	30,200	1,170,250
Black Hills Corp.	25,205	1,540,530
Northwestern Energy Group, Inc.	23,055	1,319,207
Unitil Corp.	5,638	341,550
		4,371,537
OFFICE REITs — 0.6%
Brandywine Realty Trust REIT	67,400	366,656
City Office REIT, Inc.	16,000	93,440
COPT Defense Properties REIT	42,000	1,273,860
Cousins Properties, Inc. REIT	57,629	1,698,903
Douglas Emmett, Inc. REIT (b)	60,337	1,060,121
Easterly Government Properties, Inc. REIT (b)	37,800	513,324
Equity Commonwealth REIT (a)	39,381	783,682
Franklin Street Properties Corp. REIT	35,900	63,543
Highwoods Properties, Inc. REIT	40,170	1,346,097
Hudson Pacific Properties, Inc. REIT	50,437	241,089
JBG SMITH Properties REIT	32,122	561,493
Kilroy Realty Corp. REIT	44,363	1,716,848

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
NET Lease Office Properties REIT (b)	5,399	$165,317
Orion Office REIT, Inc.	18,600	74,400
Paramount Group, Inc. REIT	66,753	328,425
Peakstone Realty Trust REIT (b)	13,400	182,642
Piedmont Office Realty Trust, Inc. Class A REIT	48,105	485,860
Postal Realty Trust, Inc. Class A REIT	8,100	118,584
SL Green Realty Corp. REIT	24,733	1,721,664
Vornado Realty Trust REIT (b)	66,600	2,624,040
		15,419,988
OIL, GAS & CONSUMABLE FUELS — 3.3%
Aemetis, Inc. (a) (b)	15,000	34,500
Amplify Energy Corp. (a) (b)	13,400	87,502
Antero Midstream Corp.	128,400	1,932,420
Antero Resources Corp. (a)	110,174	3,156,485
Ardmore Shipping Corp.	15,600	282,360
Berry Corp.	26,700	137,238
California Resources Corp. (b)	26,000	1,364,220
Centrus Energy Corp. Class A (a)	5,400	296,190
Cheniere Energy, Inc.	87,859	15,800,563
Chesapeake Energy Corp. (b)	49,843	4,099,587
Chord Energy Corp.	23,344	3,040,089
Civitas Resources, Inc.	37,946	1,922,724
Clean Energy Fuels Corp. (a) (b)	63,200	196,552
CNX Resources Corp. (a) (b)	55,181	1,797,245
Comstock Resources, Inc. (b)	34,300	381,759
CONSOL Energy, Inc. (b)	11,025	1,153,766
Crescent Energy Co. Class A	54,529	597,093
CVR Energy, Inc. (b)	13,000	299,390
Delek U.S. Holdings, Inc.	23,704	444,450
DHT Holdings, Inc.	51,371	566,622
Diversified Energy Co. PLC	18,300	208,254
Dorian LPG Ltd.	13,958	480,434
DT Midstream, Inc.	36,800	2,894,688
Empire Petroleum Corp. (a) (b)	6,900	36,225
Encore Energy Corp. (a) (b)	68,900	278,356
Energy Fuels, Inc. (a) (b)	70,101	384,854
Evolution Petroleum Corp. (b)	12,300	65,313
Excelerate Energy, Inc. Class A	6,200	136,462
FLEX LNG Ltd.	11,400	290,016
FutureFuel Corp.	8,500	48,875
Golar LNG Ltd.	37,255	1,369,494
Granite Ridge Resources, Inc. (b)	17,800	105,732
Green Plains, Inc. (a)	23,638	320,058
Gulfport Energy Corp. (a)	4,900	741,615
Hallador Energy Co. (a) (b)	9,400	88,642
HF Sinclair Corp.	59,900	2,669,743
HighPeak Energy, Inc. (b)	5,400	74,952
International Seaways, Inc.	15,218	784,640
Kinetik Holdings, Inc.	14,500	656,270
Kosmos Energy Ltd. (a)	175,600	707,668
Security Description	Shares	Value
Magnolia Oil & Gas Corp. Class A (b)	65,400	$1,597,068
Matador Resources Co.	44,602	2,204,231
Murphy Oil Corp.	54,100	1,825,334
NACCO Industries, Inc. Class A	1,500	42,525
New Fortress Energy, Inc. (b)	25,000	227,250
NextDecade Corp. (a) (b)	44,400	209,124
Nordic American Tankers Ltd. (b)	77,640	284,939
Northern Oil & Gas, Inc.	37,300	1,320,793
Ovintiv, Inc.	99,767	3,822,074
Par Pacific Holdings, Inc. (a)	21,289	374,686
PBF Energy, Inc. Class A	38,752	1,199,374
Peabody Energy Corp. (b)	47,703	1,266,038
Permian Resources Corp. (b)	248,196	3,377,948
PrimeEnergy Resources Corp. (a)	312	42,994
Range Resources Corp.	90,072	2,770,615
REX American Resources Corp. (a)	5,605	259,455
Riley Exploration Permian, Inc. (b)	3,850	101,986
Ring Energy, Inc. (a) (b)	55,200	88,320
Sable Offshore Corp. (a) (b)	19,100	451,333
SandRidge Energy, Inc.	12,000	146,760
Scorpio Tankers, Inc.	17,599	1,254,809
SFL Corp. Ltd.	45,600	527,592
Sitio Royalties Corp. Class A (b)	29,708	619,115
SM Energy Co. (b)	43,056	1,720,948
Southwestern Energy Co. (a)	416,949	2,964,507
Talos Energy, Inc. (a) (b)	55,400	573,390
Teekay Corp. (a)	22,800	209,760
Teekay Tankers Ltd. Class A	9,000	524,250
Texas Pacific Land Corp. (b)	7,143	6,319,698
Uranium Energy Corp. (a) (b)	150,600	935,226
Ur-Energy, Inc. (a) (b)	137,500	163,625
VAALCO Energy, Inc. (b)	38,200	219,268
Verde Clean Fuels, Inc. (a)	300	1,197
Viper Energy, Inc.	38,400	1,732,224
Vital Energy, Inc. (a) (b)	10,800	290,520
Vitesse Energy, Inc. (b)	9,451	227,013
W&T Offshore, Inc. (b)	35,000	75,250
World Kinect Corp. (b)	22,035	681,102
		90,585,387
PERSONAL CARE PRODUCTS — 0.3%
Beauty Health Co. (a) (b)	28,900	41,616
BellRing Brands, Inc. (a)	49,322	2,994,832
Coty, Inc. Class A (a)	145,100	1,362,489
Edgewell Personal Care Co.	18,379	667,893
elf Beauty, Inc. (a) (b)	20,400	2,224,212
Herbalife Ltd. (a) (b)	37,076	266,576
Honest Co., Inc. (a)	29,500	105,315
Inter Parfums, Inc. (b)	6,870	889,528
Medifast, Inc. (a) (b)	4,526	86,628
Nature's Sunshine Products, Inc. (a)	4,800	65,376
Nu Skin Enterprises, Inc. Class A	18,058	133,087

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Olaplex Holdings, Inc. (a)	51,500	$121,025
USANA Health Sciences, Inc. (a)	4,304	163,208
Veru, Inc. (a)	48,600	37,373
Waldencast PLC Class A (a) (b)	9,800	35,672
		9,194,830
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	6,007	171,440
Louisiana-Pacific Corp.	24,418	2,623,958
Sylvamo Corp. (b)	13,200	1,133,220
		3,928,618
PHARMACEUTICALS — 1.2%
Alimera Sciences, Inc. (a) (b)	7,900	316
Alto Neuroscience, Inc. (a)	8,400	96,096
Alumis, Inc. (a) (b)	5,200	55,536
Amneal Pharmaceuticals, Inc. (a)	58,890	489,965
Amphastar Pharmaceuticals, Inc. (a) (b)	14,627	709,848
ANI Pharmaceuticals, Inc. (a)	7,133	425,555
Aquestive Therapeutics, Inc. (a) (b)	27,300	135,954
Arvinas, Inc. (a)	23,696	583,633
Atea Pharmaceuticals, Inc. (a)	27,000	90,450
Avadel Pharmaceuticals PLC (a) (b)	34,300	449,845
Axsome Therapeutics, Inc. (a) (b)	13,800	1,240,206
Biote Corp. Class A (a) (b)	11,700	65,286
Cassava Sciences, Inc. (a) (b)	15,500	456,165
Collegium Pharmaceutical, Inc. (a)	12,367	477,861
Contineum Therapeutics, Inc. Class A (a)	2,600	49,764
Corcept Therapeutics, Inc. (a)	30,484	1,410,800
CorMedix, Inc. (a) (b)	21,300	172,104
Edgewise Therapeutics, Inc. (a)	27,241	727,062
Elanco Animal Health, Inc. (a)	188,756	2,772,826
Enliven Therapeutics, Inc. (a) (b)	13,100	334,574
Esperion Therapeutics, Inc. (a) (b)	74,100	122,265
Evolus, Inc. (a)	21,100	341,820
EyePoint Pharmaceuticals, Inc. (a)	18,200	145,418
Fulcrum Therapeutics, Inc. (a)	22,800	81,396
Harmony Biosciences Holdings, Inc. (a) (b)	11,400	456,000
Harrow, Inc. (a)	11,400	512,544
Innoviva, Inc. (a)	20,953	404,602
Intra-Cellular Therapies, Inc. (a)	39,425	2,884,727
Jazz Pharmaceuticals PLC (a)	23,306	2,596,521
Jounce Therapeutics, Inc. (a) (b)	20,900	627
Ligand Pharmaceuticals, Inc. (a)	6,336	634,170
Liquidia Corp. (a) (b)	20,800	208,000
Longboard Pharmaceuticals, Inc. (a)	12,100	403,293
MediWound Ltd. (a) (b)	2,900	52,374
Security Description	Shares	Value
Mind Medicine MindMed, Inc. (a) (b)	28,100	$159,889
Nektar Therapeutics (a)	67,800	88,140
Neumora Therapeutics, Inc. (a) (b)	31,200	412,152
Nuvation Bio, Inc. (a)	66,200	151,598
Ocular Therapeutix, Inc. (a) (b)	58,000	504,600
Omeros Corp. (a) (b)	23,000	91,310
Organon & Co.	98,600	1,886,218
Pacira BioSciences, Inc. (a)	17,037	256,407
Perrigo Co. PLC	51,500	1,350,845
Phathom Pharmaceuticals, Inc. (a) (b)	12,600	227,808
Phibro Animal Health Corp. Class A	7,800	175,656
Pliant Therapeutics, Inc. (a) (b)	21,100	236,531
Prestige Consumer Healthcare, Inc. (a)	18,616	1,342,214
Rapport Therapeutics, Inc. (a)	3,700	75,776
Revance Therapeutics, Inc. (a)	39,774	206,427
Royalty Pharma PLC Class A	149,742	4,236,201
Scilex Holding Co. (a)	19,080	17,641
scPharmaceuticals, Inc. (a) (b)	12,700	57,912
SIGA Technologies, Inc. (b)	16,400	110,700
Supernus Pharmaceuticals, Inc. (a)	19,000	592,420
Tarsus Pharmaceuticals, Inc. (a) (b)	13,900	457,171
Telomir Pharmaceuticals, Inc. (a)	1,700	10,914
Terns Pharmaceuticals, Inc. (a)	21,000	175,140
Theravance Biopharma, Inc. (a) (b)	15,204	122,544
Third Harmonic Bio, Inc. (a)	6,700	90,785
Trevi Therapeutics, Inc. (a)	24,000	80,160
Ventyx Biosciences, Inc. (a) (b)	21,300	46,434
Verrica Pharmaceuticals, Inc. (a) (b)	9,200	13,340
WaVe Life Sciences Ltd. (a)	29,200	239,440
Xeris Biopharma Holdings, Inc. (a)	49,200	140,220
Zevra Therapeutics, Inc. (a) (b)	15,900	110,346
		33,254,542
PROFESSIONAL SERVICES — 2.7%
Alight, Inc. Class A (a)	160,400	1,186,960
ASGN, Inc. (a) (b)	16,935	1,578,850
Barrett Business Services, Inc.	9,956	373,450
BlackSky Technology, Inc. (a) (b)	4,549	21,562
Booz Allen Hamilton Holding Corp.	48,952	7,967,428
CACI International, Inc. Class A (a)	8,371	4,223,672
CBIZ, Inc. (a)	18,100	1,217,949
Clarivate PLC (a) (b)	157,200	1,116,120
Concentrix Corp. (b)	17,974	921,167
Conduent, Inc. (a)	60,900	245,427
CRA International, Inc.	2,545	446,189

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CSG Systems International, Inc.	11,092	$539,626
DLH Holdings Corp. (a) (b)	3,100	29,016
Dun & Bradstreet Holdings, Inc. (b)	115,562	1,330,119
ExlService Holdings, Inc. (a)	58,585	2,235,018
Exponent, Inc.	18,909	2,179,830
First Advantage Corp. (a)	19,700	391,045
FiscalNote Holdings, Inc. (a) (b)	19,200	24,576
Forrester Research, Inc. (a)	4,200	75,642
Franklin Covey Co. (a)	4,383	180,273
FTI Consulting, Inc. (a)	13,308	3,028,368
Genpact Ltd.	66,653	2,613,464
Heidrick & Struggles International, Inc.	7,300	283,678
HireQuest, Inc. (b)	1,600	22,656
Huron Consulting Group, Inc. (a)	6,731	731,660
IBEX Holdings Ltd. (a)	3,900	77,922
ICF International, Inc.	7,012	1,169,531
Innodata, Inc. (a) (b)	9,900	166,023
Insperity, Inc.	13,410	1,180,080
KBR, Inc.	50,426	3,284,245
Kelly Services, Inc. Class A	11,395	243,967
Kforce, Inc.	7,054	433,468
Korn Ferry	19,557	1,471,469
Legalzoom.com, Inc. (a)	51,000	323,850
ManpowerGroup, Inc.	18,035	1,325,933
Maximus, Inc.	22,707	2,115,384
Mistras Group, Inc. (a)	7,700	87,549
NV5 Global, Inc. (a)	5,544	518,253
Parsons Corp. (a) (b)	17,251	1,788,584
Paycor HCM, Inc. (a)	27,600	391,644
Paylocity Holding Corp. (a)	16,697	2,754,504
Planet Labs PBC (a) (b)	84,300	187,989
Resources Connection, Inc.	11,300	109,610
Robert Half, Inc.	38,700	2,608,767
Science Applications International Corp.	19,382	2,699,331
Spire Global, Inc. (a) (b)	9,200	91,908
SS&C Technologies Holdings, Inc.	82,081	6,091,231
Sterling Check Corp. (a)	12,800	214,016
TransUnion	74,262	7,775,231
TriNet Group, Inc.	12,004	1,164,028
TrueBlue, Inc. (a)	10,107	79,744
TTEC Holdings, Inc.	7,007	41,131
Upwork, Inc. (a)	46,524	486,176
Verra Mobility Corp. (a) (b)	62,781	1,745,940
Willdan Group, Inc. (a)	4,871	199,467
WNS Holdings Ltd. (a) (b)	17,100	901,341
		74,692,061
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
American Realty Investors, Inc. (a) (b)	300	5,262
Anywhere Real Estate, Inc. (a)	37,395	189,967
Compass, Inc. Class A (a)	142,900	873,119
Cushman & Wakefield PLC (a)	86,806	1,183,166
Security Description	Shares	Value
DigitalBridge Group, Inc. (b)	60,529	$855,275
eXp World Holdings, Inc. (b)	31,300	441,017
Forestar Group, Inc. (a)	6,806	220,310
FRP Holdings, Inc. (a)	4,778	142,671
Howard Hughes Holdings, Inc. (a)	12,038	932,102
Jones Lang LaSalle, Inc. (a)	17,907	4,831,488
Kennedy-Wilson Holdings, Inc. (b)	43,757	483,515
Marcus & Millichap, Inc. (b)	9,346	370,382
Maui Land & Pineapple Co., Inc. (a) (b)	3,031	68,046
Newmark Group, Inc. Class A	49,612	770,474
Offerpad Solutions, Inc. (a)	3,800	15,428
Opendoor Technologies, Inc. (a) (b)	227,100	454,200
RE/MAX Holdings, Inc. Class A (a)	6,500	80,925
Real Brokerage, Inc. (a) (b)	35,000	194,250
Redfin Corp. (a)	43,600	546,308
RMR Group, Inc. Class A	5,607	142,306
Seaport Entertainment Group, Inc. (a) (b)	3,048	83,576
St. Joe Co.	13,800	804,678
Star Holdings (a)	5,029	69,601
Stratus Properties, Inc. (a) (b)	1,800	46,782
Tejon Ranch Co. (a) (b)	7,400	129,870
Transcontinental Realty Investors, Inc. REIT (a) (b)	700	20,153
Zillow Group, Inc. Class A (a) (b)	16,712	1,034,974
Zillow Group, Inc. Class C (a) (b)	62,014	3,959,594
		18,949,439
RESIDENTIAL REITs — 0.8%
American Homes 4 Rent Class A REIT	127,816	4,906,856
Apartment Investment & Management Co. Class A REIT (a)	52,800	477,312
BRT Apartments Corp. REIT	4,900	86,142
Centerspace REIT	5,865	413,307
Clipper Realty, Inc. REIT	4,693	26,750
Elme Communities REIT	32,802	576,987
Equity LifeStyle Properties, Inc. REIT	69,772	4,977,535
Independence Realty Trust, Inc. REIT (b)	84,273	1,727,597
NexPoint Residential Trust, Inc. REIT	8,848	389,400
Sun Communities, Inc. REIT	47,221	6,381,918
UMH Properties, Inc. REIT	25,100	493,717
Veris Residential, Inc. REIT	30,147	538,425
		20,995,946
RETAIL REITs — 0.8%
Acadia Realty Trust REIT	39,147	919,172
Agree Realty Corp. REIT	37,356	2,814,027
Alexander's, Inc. REIT	802	194,373

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	113,148	$3,152,303
CBL & Associates Properties, Inc. REIT	9,300	234,360
Getty Realty Corp. REIT	18,374	584,477
InvenTrust Properties Corp. REIT	26,100	740,457
Kite Realty Group Trust REIT	80,752	2,144,773
Macerich Co. REIT	81,958	1,494,914
NETSTREIT Corp. (b)	29,900	494,247
NNN REIT, Inc.	68,463	3,319,771
Phillips Edison & Co., Inc. REIT	46,200	1,742,202
Retail Opportunity Investments Corp. REIT	46,000	723,580
Saul Centers, Inc. REIT	3,900	163,644
SITE Centers Corp. REIT	17,850	1,079,925
Tanger, Inc. REIT	40,187	1,333,405
Urban Edge Properties REIT	46,400	992,496
Whitestone REIT	18,600	251,658
		22,379,784
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
ACM Research, Inc. Class A (a) (b)	18,900	383,670
Aehr Test Systems (a) (b)	10,000	128,500
Allegro MicroSystems, Inc. (a) (b)	46,600	1,085,780
Alpha & Omega Semiconductor Ltd. (a) (b)	8,887	329,886
Ambarella, Inc. (a)	14,329	808,227
Amkor Technology, Inc.	42,735	1,307,691
Astera Labs, Inc. (a) (b)	8,500	445,315
Axcelis Technologies, Inc. (a)	12,285	1,288,082
CEVA, Inc. (a)	8,371	202,160
Cirrus Logic, Inc. (a)	20,340	2,526,431
Cohu, Inc. (a)	17,691	454,659
Credo Technology Group Holding Ltd. (a)	48,500	1,493,800
Diodes, Inc. (a)	17,292	1,108,244
Entegris, Inc. (b)	57,615	6,483,416
Everspin Technologies, Inc. (a) (b)	9,000	53,100
FormFactor, Inc. (a)	29,146	1,340,716
GCT Semiconductor Holding, Inc. (a) (b)	2,800	9,380
GLOBALFOUNDRIES, Inc. (a) (b)	37,500	1,509,375
Ichor Holdings Ltd. (a)	12,799	407,136
Impinj, Inc. (a) (b)	8,652	1,873,331
indie Semiconductor, Inc. Class A (a) (b)	62,300	248,577
Kulicke & Soffa Industries, Inc. (b)	20,300	916,139
Lattice Semiconductor Corp. (a) (b)	51,725	2,745,046
MACOM Technology Solutions Holdings, Inc. (a)	21,052	2,342,246
Security Description	Shares	Value
Marvell Technology, Inc.	328,191	$23,669,135
MaxLinear, Inc. (a)	30,296	438,686
MKS Instruments, Inc.	25,375	2,758,516
Navitas Semiconductor Corp. (a) (b)	48,200	118,090
NVE Corp.	1,700	135,779
Onto Innovation, Inc. (a)	18,557	3,851,691
PDF Solutions, Inc. (a) (b)	12,029	381,079
Photronics, Inc. (a)	23,593	584,163
Power Integrations, Inc.	21,122	1,354,343
QuickLogic Corp. (a) (b)	5,100	39,117
Rambus, Inc. (a)	40,601	1,714,174
Rigetti Computing, Inc. (a) (b)	56,200	44,010
Semtech Corp. (a)	24,500	1,118,670
Silicon Laboratories, Inc. (a) (b)	11,967	1,383,026
SiTime Corp. (a) (b)	6,935	1,189,422
SkyWater Technology, Inc. (a) (b)	11,100	100,788
SMART Global Holdings, Inc. (a) (b)	19,380	406,011
Synaptics, Inc. (a)	14,590	1,131,892
Ultra Clean Holdings, Inc. (a)	16,598	662,758
Universal Display Corp.	17,686	3,712,291
Veeco Instruments, Inc. (a)	20,908	692,682
Wolfspeed, Inc. (a) (b)	47,201	457,850
		75,435,080
SOFTWARE — 8.0%
8x8, Inc. (a) (b)	51,300	104,652
A10 Networks, Inc.	26,400	381,216
ACI Worldwide, Inc. (a)	39,686	2,020,017
Adeia, Inc. (b)	41,136	489,930
Agilysys, Inc. (a)	8,557	932,456
Airship AI Holdings, Inc. (a)	4,700	10,810
Alarm.com Holdings, Inc. (a)	18,200	994,994
Alkami Technology, Inc. (a)	16,600	523,564
Altair Engineering, Inc. Class A (a) (b)	21,353	2,039,425
American Software, Inc. Class A	11,700	130,923
Amplitude, Inc. Class A (a) (b)	27,600	247,572
Appfolio, Inc. Class A (a) (b)	8,564	2,015,966
Appian Corp. Class A (a) (b)	14,982	511,485
AppLovin Corp. Class A (a)	100,400	13,107,220
Arteris, Inc. (a)	10,800	83,376
Asana, Inc. Class A (a) (b)	30,100	348,859
Aspen Technology, Inc. (a) (b)	10,262	2,450,771
Asure Software, Inc. (a) (b)	8,300	75,115
Atlassian Corp. Class A (a)	60,112	9,546,387
AudioEye, Inc. (a)	2,800	63,980
Aurora Innovation, Inc. (a) (b)	353,000	2,089,760
AvePoint, Inc. (a)	48,300	568,491
Bentley Systems, Inc. Class B	53,600	2,723,416
Bill Holdings, Inc. (a)	39,308	2,073,890
Bit Digital, Inc. (a)	45,400	159,354
Blackbaud, Inc. (a)	15,433	1,306,866
BlackLine, Inc. (a)	21,762	1,199,957
Blend Labs, Inc. Class A (a)	87,700	328,875
Box, Inc. Class A (a)	53,027	1,735,574

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Braze, Inc. Class A (a)	25,000	$808,500
C3.ai, Inc. Class A (a)	31,900	772,937
CCC Intelligent Solutions Holdings, Inc. (a)	173,100	1,912,755
Cerence, Inc. (a) (b)	14,579	45,924
Cipher Mining, Inc. (a) (b)	68,000	263,160
Cleanspark, Inc. (a) (b)	86,100	804,174
Clear Secure, Inc. Class A (b)	33,100	1,096,934
Clearwater Analytics Holdings, Inc. Class A (a)	57,200	1,444,300
CommVault Systems, Inc. (a)	16,220	2,495,447
Confluent, Inc. Class A (a)	95,000	1,936,100
Consensus Cloud Solutions, Inc. (a)	6,668	157,031
CS Disco, Inc. (a) (b)	9,700	57,036
Daily Journal Corp. (a) (b)	527	258,283
Datadog, Inc. Class A (a)	114,462	13,169,998
Dave, Inc. (a) (b)	3,000	119,880
Digimarc Corp. (a) (b)	5,467	146,953
Digital Turbine, Inc. (a) (b)	33,386	102,495
DocuSign, Inc. (a)	77,749	4,827,435
Dolby Laboratories, Inc. Class A	22,124	1,693,150
Domo, Inc. Class B (a) (b)	11,144	83,691
DoubleVerify Holdings, Inc. (a)	55,400	932,936
Dropbox, Inc. Class A (a)	91,242	2,320,284
D-Wave Quantum, Inc. (a) (b)	36,100	35,483
Dynatrace, Inc. (a)	111,800	5,977,946
E2open Parent Holdings, Inc. (a)	79,300	349,713
eGain Corp. (a)	6,594	33,629
Elastic NV (a)	31,220	2,396,447
Enfusion, Inc. Class A (a) (b)	17,400	165,126
Envestnet, Inc. (a)	19,099	1,195,979
EverCommerce, Inc. (a) (b)	9,400	97,384
Five9, Inc. (a)	28,296	812,944
Freshworks, Inc. Class A (a)	78,200	897,736
Gitlab, Inc. Class A (a)	45,400	2,339,916
Guidewire Software, Inc. (a)	31,374	5,739,560
HashiCorp, Inc. Class A (a)	53,900	1,825,054
HubSpot, Inc. (a)	18,704	9,943,046
Hut 8 Corp. (a) (b)	30,500	373,930
iLearningEngines Holdings, Inc. (a)	12,400	20,708
Informatica, Inc. Class A (a)	24,800	626,944
Instructure Holdings, Inc. (a) (b)	8,200	193,110
Intapp, Inc. (a) (b)	14,700	703,101
InterDigital, Inc. (b)	9,473	1,341,661
Jamf Holding Corp. (a) (b)	31,500	546,525
Kaltura, Inc. (a)	41,400	56,304
Life360, Inc. (a)	2,200	86,570
LiveRamp Holdings, Inc. (a)	25,101	622,003
Manhattan Associates, Inc. (a)	23,228	6,535,895
MARA Holdings, Inc. (a) (b)	103,000	1,670,660
Matterport, Inc. (a)	100,500	452,250
Meridianlink, Inc. (a) (b)	10,100	207,757
MicroStrategy, Inc. Class A (a) (b)	59,950	10,107,570
Security Description	Shares	Value
Mitek Systems, Inc. (a) (b)	17,161	$148,786
N-able, Inc. (a)	27,052	353,299
nCino, Inc. (a) (b)	31,700	1,001,403
NCR Voyix Corp. (a) (b)	54,567	740,474
NextNav, Inc. (a) (b)	28,700	214,963
Nutanix, Inc. Class A (a)	92,947	5,507,110
Olo, Inc. Class A (a)	36,800	182,528
ON24, Inc. (a)	10,000	61,200
OneSpan, Inc. (a)	14,731	245,566
Pagaya Technologies Ltd. Class A (a)	18,100	191,317
PagerDuty, Inc. (a)	35,298	654,778
Pegasystems, Inc.	17,136	1,252,470
Porch Group, Inc. (a) (b)	26,800	41,138
Prairie Operating Co. (a)	2,000	17,520
Procore Technologies, Inc. (a)	40,400	2,493,488
Progress Software Corp. (b)	16,038	1,080,480
PROS Holdings, Inc. (a) (b)	16,900	312,988
Q2 Holdings, Inc. (a) (b)	22,238	1,773,925
Qualys, Inc. (a)	13,895	1,784,952
Rapid7, Inc. (a)	23,225	926,445
Red Violet, Inc. (a)	3,800	108,110
Rekor Systems, Inc. (a) (b)	29,800	35,164
ReposiTrak, Inc. (b)	4,300	79,421
Rimini Street, Inc. (a)	16,300	30,155
RingCentral, Inc. Class A (a)	31,578	998,812
Riot Platforms, Inc. (a) (b)	107,714	799,238
Roadzen, Inc. (a)	2,000	2,380
Sapiens International Corp. NV	11,300	421,151
SEMrush Holdings, Inc. Class A (a)	13,700	215,227
SentinelOne, Inc. Class A (a) (b)	105,300	2,518,776
Silvaco Group, Inc. (a)	2,600	37,180
Smartsheet, Inc. Class A (a)	51,255	2,837,477
SolarWinds Corp. (b)	19,851	259,056
SoundHound AI, Inc. Class A (a) (b)	109,800	511,668
SoundThinking, Inc. (a)	3,300	38,247
Sprinklr, Inc. Class A (a) (b)	49,200	380,316
Sprout Social, Inc. Class A (a) (b)	18,347	533,347
SPS Commerce, Inc. (a)	13,997	2,717,797
Telos Corp. (a) (b)	20,300	72,877
Tenable Holdings, Inc. (a)	44,500	1,803,140
Teradata Corp. (a)	36,975	1,121,822
Terawulf, Inc. (a) (b)	87,300	408,564
UiPath, Inc. Class A (a) (b)	170,400	2,181,120
Unity Software, Inc. (a) (b)	114,200	2,583,204
Varonis Systems, Inc. (a)	41,579	2,349,214
Verint Systems, Inc. (a)	23,029	583,325
Vertex, Inc. Class A (a) (b)	20,400	785,604
Viant Technology, Inc. Class A (a)	4,700	52,029
Weave Communications, Inc. (a)	14,800	189,440
WM Technology, Inc. (a)	40,500	35,235
Workday, Inc. Class A (a)	80,994	19,795,744

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Workiva, Inc. (a)	19,100	$1,511,192
Xperi, Inc. (a)	16,014	147,969
Yext, Inc. (a)	39,907	276,156
Zeta Global Holdings Corp. Class A (a) (b)	67,400	2,010,542
Zoom Video Communications, Inc. Class A (a)	100,925	7,038,509
Zscaler, Inc. (a) (b)	35,029	5,987,857
Zuora, Inc. Class A (a)	54,100	466,342
		219,977,492
SPECIALIZED REITs — 0.8%
CubeSmart REIT	84,788	4,564,138
EPR Properties REIT	28,349	1,390,235
Farmland Partners, Inc. REIT (b)	15,700	164,065
Four Corners Property Trust, Inc. REIT	34,909	1,023,183
Gaming & Leisure Properties, Inc. REIT	98,464	5,065,973
Gladstone Land Corp. REIT	12,800	177,920
Lamar Advertising Co. Class A REIT	32,955	4,402,788
National Storage Affiliates Trust REIT	26,110	1,258,502
Outfront Media, Inc. REIT	55,967	1,028,673
PotlatchDeltic Corp. REIT	29,856	1,345,013
Rayonier, Inc. REIT	56,127	1,806,167
Safehold, Inc. REIT (b)	20,036	525,544
Uniti Group, Inc. REIT	90,070	507,995
		23,260,196
SPECIALTY RETAIL — 2.9%
1-800-Flowers.com, Inc. Class A (a) (b)	8,500	67,405
Aaron's Co., Inc.	12,248	121,868
Abercrombie & Fitch Co. Class A (a)	18,742	2,622,006
Academy Sports & Outdoors, Inc. (b)	26,700	1,558,212
Advance Auto Parts, Inc. (b)	22,900	892,871
American Eagle Outfitters, Inc.	68,728	1,538,820
America's Car-Mart, Inc. (a) (b)	2,151	90,170
Arhaus, Inc. (b)	19,000	233,890
Arko Corp. (b)	31,200	219,024
Asbury Automotive Group, Inc. (a) (b)	7,702	1,837,620
AutoNation, Inc. (a)	9,669	1,729,977
BARK, Inc. (a) (b)	52,000	84,760
Bath & Body Works, Inc.	86,500	2,761,080
Beyond, Inc. (a) (b)	16,882	170,171
Boot Barn Holdings, Inc. (a) (b)	11,100	1,856,808
Buckle, Inc. (b)	11,887	522,671
Build-A-Bear Workshop, Inc. (b)	4,800	164,976
Burlington Stores, Inc. (a)	24,014	6,327,209
Caleres, Inc.	12,490	412,795
Camping World Holdings, Inc. Class A (b)	15,427	373,642
Carvana Co. (a)	41,395	7,207,283
Security Description	Shares	Value
Citi Trends, Inc. (a) (b)	3,000	$55,110
Designer Brands, Inc. Class A (b)	15,456	114,065
Destination XL Group, Inc. (a) (b)	18,700	54,978
Dick's Sporting Goods, Inc.	21,182	4,420,683
EVgo, Inc. (a)	36,900	152,766
Five Below, Inc. (a)	20,624	1,822,130
Floor & Decor Holdings, Inc. Class A (a) (b)	39,856	4,948,920
Foot Locker, Inc.	31,331	809,593
GameStop Corp. Class A (a) (b)	142,124	3,258,903
Gap, Inc. (b)	76,100	1,678,005
Genesco, Inc. (a)	4,305	116,967
Group 1 Automotive, Inc.	5,008	1,918,264
GrowGeneration Corp. (a) (b)	19,700	41,961
Haverty Furniture Cos., Inc.	5,405	148,475
J Jill, Inc.	1,600	39,472
Lands' End, Inc. (a) (b)	5,500	94,985
Leslie's, Inc. (a)	66,371	209,732
Lithia Motors, Inc. (b)	10,329	3,280,904
MarineMax, Inc. (a) (b)	8,276	291,895
Monro, Inc.	11,198	323,174
Murphy USA, Inc. (b)	7,070	3,484,591
National Vision Holdings, Inc. (a)	29,025	316,663
ODP Corp. (a) (b)	13,418	399,186
OneWater Marine, Inc. Class A (a) (b)	4,400	105,204
Penske Automotive Group, Inc.	6,989	1,135,153
Petco Health & Wellness Co., Inc. (a) (b)	31,300	142,415
RealReal, Inc. (a) (b)	36,000	113,040
Revolve Group, Inc. (a) (b)	14,700	364,266
RH (a) (b)	5,660	1,892,874
RumbleON, Inc. Class B (a) (b)	5,900	28,261
Sally Beauty Holdings, Inc. (a)	38,848	527,167
Shoe Carnival, Inc. (b)	6,600	289,410
Signet Jewelers Ltd. (b)	16,100	1,660,554
Sleep Number Corp. (a) (b)	8,217	150,535
Sonic Automotive, Inc. Class A	5,436	317,897
Stitch Fix, Inc. Class A (a) (b)	31,746	89,524
ThredUp, Inc. Class A (a)	23,500	19,787
Tile Shop Holdings, Inc. (a) (b)	9,600	63,264
Tilly's, Inc. Class A (a) (b)	8,237	42,009
Torrid Holdings, Inc. (a)	3,500	13,755
Upbound Group, Inc.	20,254	647,925
Urban Outfitters, Inc. (a)	24,250	929,018
Valvoline, Inc. (a)	49,041	2,052,366
Victoria's Secret & Co. (a) (b)	29,700	763,290
Warby Parker, Inc. Class A (a)	32,500	530,725
Wayfair, Inc. Class A (a) (b)	35,970	2,020,795
Williams-Sonoma, Inc. (b)	48,260	7,476,439
Winmark Corp.	1,074	411,267
Zumiez, Inc. (a)	5,700	121,410
		80,683,030

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
CompoSecure, Inc. Class A (b)	9,200	$128,984
Corsair Gaming, Inc. (a) (b)	15,900	110,664
CPI Card Group, Inc. (a)	1,700	47,311
Diebold Nixdorf, Inc. (a)	9,500	424,270
Eastman Kodak Co. (a) (b)	21,400	101,008
Immersion Corp. (b)	12,000	107,040
IonQ, Inc. (a) (b)	75,100	656,374
Pure Storage, Inc. Class A (a)	116,575	5,856,728
Turtle Beach Corp. (a)	6,000	92,040
Xerox Holdings Corp. (b)	43,700	453,606
		7,978,025
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Amer Sports, Inc. (a) (b)	22,500	358,875
Birkenstock Holding PLC (a) (b)	15,000	739,350
Capri Holdings Ltd. (a)	43,191	1,833,026
Carter's, Inc. (b)	13,460	874,631
Columbia Sportswear Co. (b)	12,620	1,049,858
Crocs, Inc. (a)	22,520	3,261,121
Figs, Inc. Class A (a)	48,800	333,792
G-III Apparel Group Ltd. (a)	15,181	463,324
Hanesbrands, Inc. (a) (b)	132,800	976,080
Kontoor Brands, Inc.	20,900	1,709,202
Movado Group, Inc.	5,661	105,295
Oxford Industries, Inc. (b)	5,630	488,459
PVH Corp.	21,100	2,127,513
Rocky Brands, Inc. (b)	2,405	76,623
Skechers USA, Inc. Class A (a)	49,934	3,341,583
Steven Madden Ltd. (b)	27,513	1,347,862
Superior Group of Cos., Inc.	4,800	74,352
Under Armour, Inc. Class A (a)	61,500	547,965
Under Armour, Inc. Class C (a) (b)	85,300	713,108
Vera Bradley, Inc. (a) (b)	10,400	56,784
VF Corp. (b)	134,200	2,677,290
Wolverine World Wide, Inc. (b)	29,380	511,799
		23,667,892
TOBACCO — 0.1%
Ispire Technology, Inc. (a) (b)	6,200	38,471
Turning Point Brands, Inc.	6,200	267,530
Universal Corp.	9,041	480,168
Vector Group Ltd.	56,196	838,444
		1,624,613
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp. (b)	39,956	1,809,607
Alta Equipment Group, Inc. (b)	9,400	63,356
Applied Industrial Technologies, Inc.	14,301	3,190,982
Beacon Roofing Supply, Inc. (a)	24,003	2,074,579
BlueLinx Holdings, Inc. (a)	3,100	326,802
Boise Cascade Co.	15,001	2,114,841
Core & Main, Inc. Class A (a)	72,800	3,232,320
Security Description	Shares	Value
Custom Truck One Source, Inc. (a)	19,100	$65,895
Distribution Solutions Group, Inc. (a) (b)	3,790	145,953
DNOW, Inc. (a)	40,319	521,325
DXP Enterprises, Inc. (a)	4,800	256,128
EVI Industries, Inc.	2,400	46,392
Ferguson Enterprises, Inc.	77,400	15,369,318
FTAI Aviation Ltd. (b)	38,200	5,076,780
GATX Corp.	13,331	1,765,691
Global Industrial Co.	4,800	163,056
GMS, Inc. (a)	15,100	1,367,607
H&E Equipment Services, Inc.	12,500	608,500
Herc Holdings, Inc.	10,638	1,696,016
Hudson Technologies, Inc. (a)	17,500	145,950
Karat Packaging, Inc.	2,300	59,547
McGrath RentCorp	9,200	968,576
MRC Global, Inc. (a)	30,900	393,666
MSC Industrial Direct Co., Inc. Class A	17,399	1,497,358
Rush Enterprises, Inc. Class A	23,275	1,229,618
Rush Enterprises, Inc. Class B	2,850	136,658
SiteOne Landscape Supply, Inc. (a) (b)	17,133	2,585,541
Titan Machinery, Inc. (a) (b)	7,300	101,689
Transcat, Inc. (a)	3,500	422,695
Watsco, Inc.	13,103	6,445,104
WESCO International, Inc.	16,508	2,773,014
Willis Lease Finance Corp.	1,100	163,691
Xometry, Inc. Class A (a) (b)	15,500	284,735
		57,102,990
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Sky Harbour Group Corp. (a) (b)	4,200	46,368
WATER UTILITIES — 0.3%
American States Water Co.	14,201	1,182,801
Cadiz, Inc. (a) (b)	12,500	37,875
California Water Service Group	21,889	1,186,822
Consolidated Water Co. Ltd. (b)	5,800	146,218
Essential Utilities, Inc.	95,239	3,673,368
Global Water Resources, Inc.	3,800	47,842
Middlesex Water Co. (b)	6,723	438,608
Pure Cycle Corp. (a)	7,800	84,006
SJW Group	12,687	737,242
York Water Co.	5,100	191,046
		7,725,828
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Gogo, Inc. (a) (b)	24,910	178,854
Spok Holdings, Inc.	7,100	106,926
Telephone & Data Systems, Inc.	37,100	862,575
		1,148,355
TOTAL COMMON STOCKS (Cost $2,224,319,530)		2,734,671,529

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (e)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Seaport Entertainment Group, Inc. (expiring 10/10/24) (a) (b) (Cost $0)	1,348	$3,977
WARRANTS — 0.0% (e)
CHEMICALS — 0.0% (e)
Danimer Scientific, Inc. (expiring 07/15/25) (a)	9,200	736
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (e)
Pulse Biosciences, Inc. (expiring 06/26/29) (a) (b)	662	2,164
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (b)	662	2,165
		4,329
TOTAL WARRANTS (Cost $0)		5,065
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	17,687,972	17,687,972
State Street Navigator Securities Lending Portfolio II (h) (i)	75,754,983	75,754,983
TOTAL SHORT-TERM INVESTMENTS (Cost $93,442,955)		93,442,955
TOTAL INVESTMENTS — 102.7% (Cost $2,317,762,485)		2,828,123,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(74,941,279)
NET ASSETS — 100.0%		$2,753,182,247

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	85	12/20/2024	$9,226,841	$9,559,100	$332,259
E-mini S&P MidCap 400 Index (long)	32	12/20/2024	9,811,278	10,075,520	264,242
					$596,501
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,734,659,847	$11,682	$0(a)	$2,734,671,529
Rights	3,977	—	—	3,977
Warrants	736	4,329	—	5,065
Short-Term Investments	93,442,955	—	—	93,442,955
TOTAL INVESTMENTS	$2,828,107,515	$16,011	$0	$2,828,123,526
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$596,501	$—	$—	$596,501
TOTAL OTHER FINANCIAL INSTRUMENTS:	$596,501	$—	$—	$596,501
(a)	The Portfolio held Level 3 securities that were valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,667,676	$18,675,143	$226,735,744	$245,407,906	$(1,842)	$(1,139)	—	$—	$831,398
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	45,715,216	28,027,244	—	—	17,687,972	17,687,972	48,081
State Street Navigator Securities Lending Portfolio II	137,781,840	137,781,840	363,073,817	425,100,674	—	—	75,754,983	75,754,983	1,159,955
Total		$156,456,983	$635,524,777	$698,535,824	$(1,842)	$(1,139)		$93,442,955	$2,039,434
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 59.8%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (a)	67	$4,379
AeroVironment, Inc. (a)	41	8,221
Axon Enterprise, Inc. (a)	98	39,161
Boeing Co. (a)	796	121,024
BWX Technologies, Inc.	127	13,805
Cadre Holdings, Inc.	61	2,315
Curtiss-Wright Corp.	51	16,763
Ducommun, Inc. (a)	48	3,160
General Dynamics Corp.	357	107,885
HEICO Corp.	47	12,290
HEICO Corp. Class A	115	23,432
Hexcel Corp.	116	7,172
Howmet Aerospace, Inc.	560	56,140
Huntington Ingalls Industries, Inc.	57	15,070
Kratos Defense & Security Solutions, Inc. (a)	289	6,734
L3Harris Technologies, Inc.	258	61,370
Leonardo DRS, Inc. (a)	109	3,076
Lockheed Martin Corp.	289	168,938
Mercury Systems, Inc. (a)	70	2,590
Moog, Inc. Class A	47	9,495
Northrop Grumman Corp.	187	98,749
Rocket Lab USA, Inc. (a) (b)	309	3,007
RTX Corp.	1,830	221,723
Spirit AeroSystems Holdings, Inc. Class A (a)	185	6,014
Textron, Inc.	240	21,259
TransDigm Group, Inc.	77	109,889
Triumph Group, Inc. (a)	147	1,895
Woodward, Inc.	91	15,607
		1,161,163
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	97	1,570
CH Robinson Worldwide, Inc.	162	17,880
Expeditors International of Washington, Inc.	183	24,046
FedEx Corp.	304	83,199
GXO Logistics, Inc. (a)	182	9,477
Hub Group, Inc. Class A	54	2,454
United Parcel Service, Inc. Class B	1,047	142,748
		281,374
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	201	9,087
American Airlines Group, Inc. (a)	971	10,914
Delta Air Lines, Inc.	893	45,356
JetBlue Airways Corp. (a)	311	2,040
Joby Aviation, Inc. (a)	405	2,037
SkyWest, Inc. (a)	39	3,316
Southwest Airlines Co. (b)	858	25,423
United Airlines Holdings, Inc. (a)	454	25,905
		124,078
Security Description	Shares	Value
AUTO COMPONENTS — 0.1%
Adient PLC (a)	140	$3,160
Aptiv PLC (a)	352	25,347
Autoliv, Inc.	90	8,403
BorgWarner, Inc.	268	9,726
Dana, Inc.	326	3,442
Dorman Products, Inc. (a)	30	3,394
Fox Factory Holding Corp. (a)	97	4,025
Garrett Motion, Inc. (a)	234	1,914
Gentex Corp.	258	7,660
Gentherm, Inc. (a)	85	3,957
Goodyear Tire & Rubber Co. (a)	661	5,850
LCI Industries	53	6,389
Lear Corp.	71	7,750
Mobileye Global, Inc. Class A (a) (b)	118	1,617
Modine Manufacturing Co. (a)	59	7,835
Patrick Industries, Inc.	33	4,698
Phinia, Inc.	86	3,959
QuantumScape Corp. (a)	544	3,128
Visteon Corp. (a)	43	4,095
XPEL, Inc. (a)	39	1,691
		118,040
AUTOMOBILES — 0.9%
Ford Motor Co.	5,160	54,490
General Motors Co.	1,492	66,901
Harley-Davidson, Inc.	182	7,012
Lucid Group, Inc. (a)	1,678	5,923
Rivian Automotive, Inc. Class A (a) (b)	1,049	11,770
Tesla, Inc. (a)	3,841	1,004,921
Thor Industries, Inc. (b)	83	9,121
Winnebago Industries, Inc.	70	4,068
		1,164,206
BANKS — 2.5%
1st Source Corp.	61	3,653
Ameris Bancorp	99	6,177
Associated Banc-Corp.	221	4,760
Atlantic Union Bankshares Corp.	181	6,818
Axos Financial, Inc. (a)	74	4,653
Banc of California, Inc.	424	6,246
BancFirst Corp.	46	4,841
Bancorp, Inc. (a)	33	1,766
Bank First Corp.	28	2,540
Bank of America Corp.	9,131	362,318
Bank of Hawaii Corp.	64	4,017
Bank of New York Mellon Corp.	990	71,141
Bank OZK	115	4,944
BankUnited, Inc.	126	4,591
Banner Corp.	79	4,705
Bar Harbor Bankshares	109	3,362
Berkshire Hills Bancorp, Inc.	153	4,120
BOK Financial Corp.	39	4,080
Brookline Bancorp, Inc.	731	7,376
Burke & Herbert Financial Services Corp.	32	1,952

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Business First Bancshares, Inc.	115	$2,952
Byline Bancorp, Inc.	131	3,507
Cadence Bank	256	8,154
Camden National Corp.	78	3,223
Capitol Federal Financial, Inc.	414	2,418
Cathay General Bancorp	244	10,480
Citigroup, Inc.	2,689	168,331
Citizens Financial Group, Inc.	467	19,180
Columbia Banking System, Inc.	291	7,598
Comerica, Inc.	178	10,664
Commerce Bancshares, Inc.	120	7,128
Community Financial System, Inc.	111	6,446
Community Trust Bancorp, Inc.	73	3,625
ConnectOne Bancorp, Inc.	129	3,231
Cullen/Frost Bankers, Inc.	85	9,508
Customers Bancorp, Inc. (a)	47	2,183
CVB Financial Corp.	228	4,063
Dime Community Bancshares, Inc.	91	2,621
East West Bancorp, Inc.	179	14,810
Eastern Bankshares, Inc.	338	5,540
Enterprise Financial Services Corp.	100	5,126
Farmers National Banc Corp.	213	3,221
Fifth Third Bancorp	835	35,771
First BanCorp	273	5,779
First Bancorp/Southern Pines NC	116	4,824
First Bancshares, Inc.	82	2,635
First Citizens BancShares, Inc. Class A	16	29,455
First Community Bankshares, Inc.	82	3,538
First Financial Bancorp	192	4,844
First Financial Bankshares, Inc.	113	4,182
First Hawaiian, Inc.	200	4,630
First Horizon Corp.	656	10,188
First Interstate BancSystem, Inc. Class A	165	5,062
First Merchants Corp.	164	6,101
First Mid Bancshares, Inc.	76	2,957
FNB Corp.	561	7,916
Fulton Financial Corp.	208	3,771
German American Bancorp, Inc.	70	2,712
Glacier Bancorp, Inc.	187	8,546
Goldman Sachs Group, Inc.	441	218,344
Hancock Whitney Corp.	102	5,219
Heartland Financial USA, Inc.	102	5,783
Heritage Commerce Corp.	341	3,369
Heritage Financial Corp.	172	3,744
Home BancShares, Inc.	182	4,930
Horizon Bancorp, Inc.	209	3,250
Huntington Bancshares, Inc.	1,749	25,710
Independent Bank Corp. (c)	89	5,263
Independent Bank Corp. (c)	100	3,335
Independent Bank Group, Inc.	109	6,285
International Bancshares Corp.	92	5,501
JPMorgan Chase & Co.	3,885	819,191
KeyCorp	1,098	18,391
Live Oak Bancshares, Inc.	87	4,121
Security Description	Shares	Value
M&T Bank Corp.	218	$38,830
Mercantile Bank Corp.	69	3,017
Metrocity Bankshares, Inc.	86	2,633
Morgan Stanley	1,745	181,899
NBT Bancorp, Inc.	127	5,617
New York Community Bancorp, Inc.	562	6,311
Nicolet Bankshares, Inc.	34	3,251
Northern Trust Corp.	257	23,138
OceanFirst Financial Corp.	184	3,421
OFG Bancorp	84	3,773
Old National Bancorp	389	7,259
Old Second Bancorp, Inc.	178	2,775
Origin Bancorp, Inc.	100	3,216
Pacific Premier Bancorp, Inc.	202	5,082
Park National Corp.	38	6,383
Peoples Bancorp, Inc.	85	2,558
Pinnacle Financial Partners, Inc.	102	9,993
PNC Financial Services Group, Inc.	536	99,080
Popular, Inc.	94	9,425
Preferred Bank	38	3,049
Premier Financial Corp.	143	3,358
Prosperity Bancshares, Inc.	105	7,567
Provident Financial Services, Inc.	279	5,178
QCR Holdings, Inc.	46	3,405
Regions Financial Corp.	1,038	24,217
Renasant Corp.	125	4,062
Republic Bancorp, Inc. Class A	47	3,069
Seacoast Banking Corp. of Florida	184	4,904
ServisFirst Bancshares, Inc.	63	5,068
Simmons First National Corp. Class A	288	6,204
Southside Bancshares, Inc.	81	2,708
SouthState Corp.	97	9,426
State Street Corp. (d)	400	35,388
Stellar Bancorp, Inc.	138	3,573
Stock Yards Bancorp, Inc.	85	5,269
Synovus Financial Corp.	175	7,782
Texas Capital Bancshares, Inc. (a)	63	4,502
TFS Financial Corp.	103	1,325
Tompkins Financial Corp.	65	3,756
Towne Bank	183	6,050
Triumph Financial, Inc. (a)	51	4,057
Truist Financial Corp.	1,797	76,858
TrustCo Bank Corp.	111	3,671
Trustmark Corp.	140	4,455
U.S. Bancorp	2,246	102,710
UMB Financial Corp.	70	7,358
United Bankshares, Inc.	172	6,381
United Community Banks, Inc.	221	6,427
Univest Financial Corp.	120	3,377
Valley National Bancorp	459	4,159
Veritex Holdings, Inc.	146	3,843
WaFd, Inc.	152	5,297
Webster Financial Corp.	186	8,669
Wells Fargo & Co.	4,679	264,317
Western Alliance Bancorp	144	12,455

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Wintrust Financial Corp.	90	$9,768
WSFS Financial Corp.	110	5,609
Zions Bancorp NA	212	10,011
		3,200,359
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	24	6,939
Brown-Forman Corp. Class A	159	7,645
Brown-Forman Corp. Class B	187	9,200
Celsius Holdings, Inc. (a)	236	7,401
Coca-Cola Co.	5,250	377,265
Coca-Cola Consolidated, Inc.	9	11,848
Constellation Brands, Inc. Class A	208	53,600
Keurig Dr. Pepper, Inc.	1,417	53,109
MGP Ingredients, Inc.	49	4,079
Molson Coors Beverage Co. Class B	250	14,380
Monster Beverage Corp. (a)	964	50,292
National Beverage Corp.	44	2,065
PepsiCo, Inc.	1,867	317,483
Vita Coco Co., Inc. (a) (b)	60	1,699
		917,005
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	2,444	482,641
ACADIA Pharmaceuticals, Inc. (a)	204	3,137
ADMA Biologics, Inc. (a)	388	7,756
Agios Pharmaceuticals, Inc. (a)	48	2,133
Akero Therapeutics, Inc. (a)	143	4,103
Alkermes PLC (a)	262	7,333
Alnylam Pharmaceuticals, Inc. (a)	177	48,680
Amgen, Inc.	757	243,913
Amicus Therapeutics, Inc. (a)	554	5,917
AnaptysBio, Inc. (a)	65	2,177
Apellis Pharmaceuticals, Inc. (a)	188	5,422
Apogee Therapeutics, Inc. (a)	42	2,467
Arbutus Biopharma Corp. (a) (b)	633	2,437
Arcellx, Inc. (a)	55	4,593
Arcus Biosciences, Inc. (a)	154	2,355
Ardelyx, Inc. (a)	179	1,233
Arrowhead Pharmaceuticals, Inc. (a)	288	5,579
Avidity Biosciences, Inc. (a)	174	7,992
Beam Therapeutics, Inc. (a)	163	3,993
BioCryst Pharmaceuticals, Inc. (a)	305	2,318
Biogen, Inc. (a)	204	39,543
Biohaven Ltd. (a)	136	6,796
BioMarin Pharmaceutical, Inc. (a)	272	19,119
Blueprint Medicines Corp. (a)	98	9,065
Bridgebio Pharma, Inc. (a)	148	3,768
CareDx, Inc. (a)	44	1,374
Cargo Therapeutics, Inc. (a)	69	1,273
Catalyst Pharmaceuticals, Inc. (a)	146	2,902
Celldex Therapeutics, Inc. (a)	46	1,563
CG oncology, Inc. (a)	60	2,264
Cogent Biosciences, Inc. (a)	167	1,804
Crinetics Pharmaceuticals, Inc. (a)	150	7,665
CRISPR Therapeutics AG (a) (b)	140	6,577
Security Description	Shares	Value
Cytokinetics, Inc. (a)	178	$9,398
Day One Biopharmaceuticals, Inc. (a) (b)	185	2,577
Denali Therapeutics, Inc. (a)	220	6,409
Disc Medicine, Inc. (a)	41	2,015
Dynavax Technologies Corp. (a)	371	4,133
Dyne Therapeutics, Inc. (a)	151	5,424
Exact Sciences Corp. (a)	266	18,120
Exelixis, Inc. (a)	418	10,847
Geron Corp. (a)	1,199	5,443
Gilead Sciences, Inc.	1,708	143,199
Halozyme Therapeutics, Inc. (a)	179	10,246
Ideaya Biosciences, Inc. (a)	195	6,178
Immunovant, Inc. (a)	141	4,020
Incyte Corp. (a)	208	13,749
Insmed, Inc. (a)	250	18,250
Intellia Therapeutics, Inc. (a)	80	1,644
Ionis Pharmaceuticals, Inc. (a)	243	9,735
Iovance Biotherapeutics, Inc. (a)	311	2,920
Janux Therapeutics, Inc. (a)	34	1,545
Keros Therapeutics, Inc. (a)	73	4,239
Krystal Biotech, Inc. (a)	44	8,009
Kura Oncology, Inc. (a)	218	4,260
Kymera Therapeutics, Inc. (a)	60	2,840
Madrigal Pharmaceuticals, Inc. (a) (b)	27	5,730
MannKind Corp. (a)	626	3,937
MiMedx Group, Inc. (a)	371	2,193
Mirum Pharmaceuticals, Inc. (a)	103	4,017
Moderna, Inc. (a)	470	31,410
Myriad Genetics, Inc. (a)	111	3,040
Natera, Inc. (a)	173	21,962
Neurocrine Biosciences, Inc. (a)	127	14,633
Novavax, Inc. (a)	113	1,427
Nurix Therapeutics, Inc. (a)	80	1,798
Nuvalent, Inc. Class A (a)	67	6,854
Protagonist Therapeutics, Inc. (a)	65	2,925
Prothena Corp. PLC (a)	119	1,991
PTC Therapeutics, Inc. (a)	161	5,973
Recursion Pharmaceuticals, Inc. Class A (a) (b)	345	2,273
Regeneron Pharmaceuticals, Inc. (a)	144	151,379
REVOLUTION Medicines, Inc. (a)	242	10,975
Rhythm Pharmaceuticals, Inc. (a)	47	2,462
Rocket Pharmaceuticals, Inc. (a)	175	3,232
Roivant Sciences Ltd. (a)	714	8,240
Sarepta Therapeutics, Inc. (a)	135	16,860
Soleno Therapeutics, Inc. (a)	42	2,121
SpringWorks Therapeutics, Inc. (a)	168	5,383
Spyre Therapeutics, Inc. (a) (b)	55	1,618
Summit Therapeutics, Inc. (a)	242	5,300
Syndax Pharmaceuticals, Inc. (a)	246	4,735
TG Therapeutics, Inc. (a) (b)	109	2,549
Travere Therapeutics, Inc. (a)	123	1,721
Twist Bioscience Corp. (a)	70	3,163

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	162	$8,999
United Therapeutics Corp. (a)	62	22,218
Vaxcyte, Inc. (a)	139	15,883
Vera Therapeutics, Inc. (a)	25	1,105
Veracyte, Inc. (a)	93	3,166
Vericel Corp. (a)	67	2,831
Vertex Pharmaceuticals, Inc. (a)	351	163,243
Viking Therapeutics, Inc. (a)	156	9,876
Vir Biotechnology, Inc. (a)	341	2,554
Viridian Therapeutics, Inc. (a)	104	2,366
Xencor, Inc. (a)	134	2,695
		1,809,929
BROADLINE RETAIL — 1.9%
Amazon.com, Inc. (a)	12,857	2,395,645
Dillard's, Inc. Class A (b)	5	1,918
eBay, Inc.	675	43,949
Etsy, Inc. (a)	156	8,663
Kohl's Corp. (b)	90	1,899
Macy's, Inc.	482	7,562
Nordstrom, Inc.	177	3,981
Ollie's Bargain Outlet Holdings, Inc. (a)	83	8,068
		2,471,685
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	173	15,541
AAON, Inc.	102	11,000
Advanced Drainage Systems, Inc.	92	14,459
Allegion PLC	136	19,821
American Woodmark Corp. (a)	44	4,112
Apogee Enterprises, Inc.	59	4,131
Armstrong World Industries, Inc.	66	8,674
AZEK Co., Inc. (a)	187	8,752
AZZ, Inc.	37	3,056
Builders FirstSource, Inc. (a)	156	30,242
Carlisle Cos., Inc.	60	26,985
Carrier Global Corp.	1,138	91,598
CSW Industrials, Inc.	25	9,160
Fortune Brands Innovations, Inc.	180	16,115
Gibraltar Industries, Inc. (a)	65	4,545
Griffon Corp.	43	3,010
Hayward Holdings, Inc. (a)	277	4,249
Janus International Group, Inc. (a)	212	2,143
JELD-WEN Holding, Inc. (a)	156	2,466
Johnson Controls International PLC	895	69,461
Lennox International, Inc.	43	25,984
Masco Corp.	322	27,029
Masterbrand, Inc. (a)	315	5,840
Owens Corning	111	19,594
Quanex Building Products Corp.	148	4,107
Resideo Technologies, Inc. (a)	177	3,565
Simpson Manufacturing Co., Inc.	61	11,667
Tecnoglass, Inc. (b)	28	1,922
Trane Technologies PLC	320	124,394
Trex Co., Inc. (a)	121	8,056
UFP Industries, Inc.	84	11,022
Security Description	Shares	Value
Zurn Elkay Water Solutions Corp.	148	$5,319
		598,019
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.	40	7,112
Ameriprise Financial, Inc.	132	62,015
ARES Management Corp. Class A	261	40,674
Artisan Partners Asset Management, Inc. Class A	113	4,895
BGC Group, Inc. Class A	455	4,177
BlackRock, Inc.	192	182,306
Blackstone, Inc.	981	150,221
Blue Owl Capital, Inc. (b)	695	13,455
Carlyle Group, Inc.	297	12,789
Cboe Global Markets, Inc.	149	30,526
Charles Schwab Corp.	2,084	135,064
CME Group, Inc.	492	108,560
Cohen & Steers, Inc.	42	4,030
Coinbase Global, Inc. Class A (a)	278	49,531
Donnelley Financial Solutions, Inc. (a)	70	4,608
Evercore, Inc. Class A	50	12,667
FactSet Research Systems, Inc.	51	23,452
Federated Hermes, Inc.	66	2,427
Franklin Resources, Inc.	413	8,322
Hamilton Lane, Inc. Class A	58	9,767
Houlihan Lokey, Inc.	79	12,484
Interactive Brokers Group, Inc. Class A	148	20,625
Intercontinental Exchange, Inc.	777	124,817
Invesco Ltd.	658	11,554
Janus Henderson Group PLC	174	6,624
Jefferies Financial Group, Inc.	213	13,110
KKR & Co., Inc.	922	120,395
Lazard, Inc.	169	8,514
LPL Financial Holdings, Inc.	102	23,728
MarketAxess Holdings, Inc.	59	15,116
Moelis & Co. Class A	111	7,605
Moody's Corp.	216	102,511
Morningstar, Inc.	40	12,765
MSCI, Inc.	107	62,373
Nasdaq, Inc.	560	40,886
Perella Weinberg Partners	137	2,645
Piper Sandler Cos.	27	7,663
PJT Partners, Inc. Class A	23	3,067
Raymond James Financial, Inc.	255	31,227
Robinhood Markets, Inc. Class A (a)	985	23,069
S&P Global, Inc.	435	224,730
SEI Investments Co.	133	9,202
StepStone Group, Inc. Class A	78	4,433
Stifel Financial Corp.	143	13,428
StoneX Group, Inc. (a)	64	5,240
T. Rowe Price Group, Inc.	291	31,699
TPG, Inc.	128	7,368
Tradeweb Markets, Inc. Class A	178	22,013
Victory Capital Holdings, Inc. Class A	93	5,152

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Virtu Financial, Inc. Class A	96	$2,924
WisdomTree, Inc.	282	2,817
		1,846,382
CHEMICALS — 0.9%
AdvanSix, Inc.	88	2,673
Air Products & Chemicals, Inc.	303	90,215
Albemarle Corp. (b)	164	15,532
Arcadium Lithium PLC (a)	1,200	3,420
Ashland, Inc.	88	7,653
Aspen Aerogels, Inc. (a)	62	1,717
Avient Corp.	103	5,183
Axalta Coating Systems Ltd. (a)	285	10,314
Balchem Corp.	51	8,976
Cabot Corp.	80	8,942
Celanese Corp.	134	18,219
CF Industries Holdings, Inc.	250	21,450
Chemours Co.	297	6,035
Corteva, Inc.	955	56,144
Dow, Inc.	935	51,079
DuPont de Nemours, Inc.	574	51,149
Eastman Chemical Co.	152	17,016
Ecolab, Inc.	354	90,387
Element Solutions, Inc.	369	10,022
FMC Corp.	176	11,605
Hawkins, Inc.	25	3,187
HB Fuller Co.	95	7,541
Huntsman Corp.	166	4,017
Ingevity Corp. (a)	72	2,808
Innospec, Inc.	46	5,202
International Flavors & Fragrances, Inc.	362	37,985
Linde PLC	653	311,390
LyondellBasell Industries NV Class A	345	33,086
Mativ Holdings, Inc.	96	1,631
Minerals Technologies, Inc.	68	5,252
Mosaic Co.	459	12,292
NewMarket Corp.	13	7,175
Olin Corp.	163	7,821
Orion SA	131	2,333
Perimeter Solutions SA (a)	307	4,129
PPG Industries, Inc.	295	39,076
Quaker Chemical Corp.	26	4,381
RPM International, Inc.	171	20,691
Scotts Miracle-Gro Co.	42	3,641
Sensient Technologies Corp.	62	4,974
Sherwin-Williams Co.	320	122,134
Stepan Co.	53	4,094
Tronox Holdings PLC	303	4,433
Westlake Corp.	52	7,815
		1,144,819
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	50	2,638
ACV Auctions, Inc. Class A (a)	303	6,160
Brady Corp. Class A	40	3,065
Security Description	Shares	Value
BrightView Holdings, Inc. (a)	125	$1,968
Brink's Co.	66	7,632
Casella Waste Systems, Inc. Class A (a)	72	7,163
CECO Environmental Corp. (a)	65	1,833
Cimpress PLC (a)	48	3,932
Cintas Corp.	469	96,558
Clean Harbors, Inc. (a)	69	16,678
Copart, Inc. (a)	1,173	61,465
CoreCivic, Inc. (a)	316	3,997
Driven Brands Holdings, Inc. (a)	159	2,269
Ennis, Inc.	73	1,775
Enviri Corp. (a)	190	1,965
GEO Group, Inc. (a)	126	1,619
Healthcare Services Group, Inc. (a)	185	2,066
HNI Corp.	94	5,061
Interface, Inc.	129	2,447
MillerKnoll, Inc.	167	4,135
Montrose Environmental Group, Inc. (a)	53	1,394
MSA Safety, Inc.	55	9,754
OPENLANE, Inc. (a)	243	4,102
Pitney Bowes, Inc.	244	1,740
RB Global, Inc.	252	20,283
Republic Services, Inc.	282	56,637
Rollins, Inc.	400	20,232
Steelcase, Inc. Class A	155	2,091
Stericycle, Inc. (a)	109	6,649
Tetra Tech, Inc.	367	17,308
UniFirst Corp.	12	2,384
Veralto Corp.	326	36,466
Vestis Corp.	263	3,919
VSE Corp. (b)	27	2,234
Waste Management, Inc.	507	105,253
		524,872
COMMUNICATIONS EQUIPMENT — 0.5%
Arista Networks, Inc. (a)	350	134,337
Calix, Inc. (a)	142	5,508
Ciena Corp. (a)	220	13,550
Cisco Systems, Inc.	5,489	292,125
CommScope Holding Co., Inc. (a)	629	3,843
Digi International, Inc. (a)	73	2,010
Extreme Networks, Inc. (a)	99	1,488
F5, Inc. (a)	70	15,414
Harmonic, Inc. (a)	281	4,094
Infinera Corp. (a)	264	1,782
Juniper Networks, Inc.	437	17,034
Lumentum Holdings, Inc. (a)	116	7,352
Motorola Solutions, Inc.	227	102,066
NETGEAR, Inc. (a)	84	1,685
NetScout Systems, Inc. (a)	204	4,437
Ubiquiti, Inc.	6	1,330
Viavi Solutions, Inc. (a)	329	2,968
		611,023

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	171	$17,659
Ameresco, Inc. Class A (a)	44	1,669
API Group Corp. (a)	302	9,972
Arcosa, Inc.	80	7,581
Argan, Inc.	22	2,231
Comfort Systems USA, Inc.	50	19,518
Construction Partners, Inc. Class A (a)	43	3,001
Dycom Industries, Inc. (a)	35	6,899
EMCOR Group, Inc.	64	27,554
Fluor Corp. (a)	249	11,880
Granite Construction, Inc.	38	3,013
IES Holdings, Inc. (a)	12	2,395
Limbach Holdings, Inc. (a)	23	1,742
MasTec, Inc. (a)	87	10,710
MDU Resources Group, Inc.	302	8,278
MYR Group, Inc. (a)	41	4,191
Primoris Services Corp.	44	2,556
Quanta Services, Inc.	203	60,524
Sterling Infrastructure, Inc. (a)	48	6,961
Tutor Perini Corp. (a)	79	2,146
Valmont Industries, Inc.	28	8,119
WillScot Holdings Corp. (a)	214	8,046
		226,645
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	930	86,248
Eagle Materials, Inc.	46	13,232
Knife River Corp. (a)	94	8,403
Martin Marietta Materials, Inc.	95	51,134
Summit Materials, Inc. Class A (a)	186	7,260
U.S. Lime & Minerals, Inc.	19	1,855
Vulcan Materials Co.	173	43,324
		211,456
CONSUMER FINANCE — 0.3%
Ally Financial, Inc.	397	14,129
American Express Co.	784	212,621
Bread Financial Holdings, Inc.	90	4,282
Capital One Financial Corp.	515	77,111
Credit Acceptance Corp. (a)	7	3,104
Discover Financial Services	347	48,681
Encore Capital Group, Inc. (a)	62	2,931
Enova International, Inc. (a)	45	3,771
FirstCash Holdings, Inc.	62	7,118
Green Dot Corp. Class A (a)	135	1,581
LendingClub Corp. (a)	271	3,097
Navient Corp.	147	2,292
Nelnet, Inc. Class A	46	5,211
OneMain Holdings, Inc.	201	9,461
PRA Group, Inc. (a)	81	1,811
PROG Holdings, Inc.	64	3,103
SLM Corp.	242	5,534
SoFi Technologies, Inc. (a) (b)	1,173	9,220
Synchrony Financial	532	26,536
Security Description	Shares	Value
Upstart Holdings, Inc. (a)	83	$3,321
		444,915
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Albertsons Cos., Inc. Class A	496	9,166
Andersons, Inc.	82	4,111
BJ's Wholesale Club Holdings, Inc. (a)	160	13,197
Casey's General Stores, Inc.	52	19,537
Chefs' Warehouse, Inc. (a)	97	4,075
Costco Wholesale Corp.	604	535,458
Dollar General Corp.	309	26,132
Dollar Tree, Inc. (a)	284	19,971
Grocery Outlet Holding Corp. (a)	73	1,281
Ingles Markets, Inc. Class A	43	3,208
Kroger Co.	908	52,028
Maplebear, Inc. (a)	247	10,063
Performance Food Group Co. (a)	210	16,458
PriceSmart, Inc.	60	5,507
SpartanNash Co.	103	2,308
Sprouts Farmers Market, Inc. (a)	139	15,347
Sysco Corp.	660	51,520
Target Corp.	628	97,880
U.S. Foods Holding Corp. (a)	328	20,172
United Natural Foods, Inc. (a)	95	1,598
Walgreens Boots Alliance, Inc.	1,129	10,116
Walmart, Inc.	5,931	478,928
		1,398,061
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,983	22,467
AptarGroup, Inc.	86	13,776
Avery Dennison Corp.	99	21,855
Ball Corp.	427	28,998
Berry Global Group, Inc.	145	9,857
Crown Holdings, Inc.	160	15,341
Graphic Packaging Holding Co.	414	12,250
Greif, Inc. Class A	56	3,509
International Paper Co.	479	23,399
O-I Glass, Inc. (a)	320	4,198
Packaging Corp. of America	120	25,848
Sealed Air Corp.	196	7,115
Silgan Holdings, Inc.	105	5,513
Smurfit WestRock PLC	689	34,050
Sonoco Products Co.	142	7,758
TriMas Corp.	100	2,553
		238,487
DISTRIBUTORS — 0.1%
Genuine Parts Co.	191	26,679
LKQ Corp.	397	15,848
Pool Corp.	54	20,347
		62,874
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	330	2,386
Adtalem Global Education, Inc. (a)	74	5,586

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Bright Horizons Family Solutions, Inc. (a)	94	$13,172
Coursera, Inc. (a)	330	2,620
Duolingo, Inc. (a)	54	15,229
Frontdoor, Inc. (a)	67	3,215
Graham Holdings Co. Class B	7	5,752
Grand Canyon Education, Inc. (a)	24	3,404
H&R Block, Inc.	209	13,282
Laureate Education, Inc.	251	4,169
OneSpaWorld Holdings Ltd.	242	3,996
Perdoceo Education Corp.	170	3,781
Service Corp. International	180	14,207
Strategic Education, Inc.	44	4,072
Stride, Inc. (a)	57	4,863
		99,734
DIVERSIFIED REITs — 0.0% (e)
Armada Hoffler Properties, Inc. REIT	268	2,903
Broadstone Net Lease, Inc. REIT	256	4,851
Essential Properties Realty Trust, Inc. REIT	242	8,264
Global Net Lease, Inc. REIT	670	5,641
WP Carey, Inc. REIT	307	19,126
		40,785
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AST SpaceMobile, Inc. (a)	263	6,878
AT&T, Inc.	9,791	215,402
Cogent Communications Holdings, Inc.	89	6,757
Consolidated Communications Holdings, Inc. (a)	944	4,380
Frontier Communications Parent, Inc. (a)	254	9,025
Globalstar, Inc. (a)	1,286	1,595
IDT Corp. Class B	54	2,061
Iridium Communications, Inc.	227	6,912
Liberty Global Ltd. Class A (a)	277	5,848
Liberty Global Ltd. Class B (a)	205	4,274
Liberty Latin America Ltd. Class A (a)	461	4,416
Lumen Technologies, Inc. (a)	1,420	10,082
Shenandoah Telecommunications Co.	112	1,580
Verizon Communications, Inc.	5,778	259,490
		538,700
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	99	6,355
Alliant Energy Corp.	325	19,724
American Electric Power Co., Inc.	719	73,769
Avangrid, Inc.	84	3,006
Constellation Energy Corp.	427	111,029
Duke Energy Corp.	1,070	123,371
Edison International	523	45,548
Entergy Corp.	276	36,324
Evergy, Inc.	320	19,843
Security Description	Shares	Value
Eversource Energy	510	$34,706
Exelon Corp.	1,344	54,499
FirstEnergy Corp.	729	32,331
Hawaiian Electric Industries, Inc. (a)	155	1,500
IDACORP, Inc.	74	7,629
MGE Energy, Inc.	118	10,791
NextEra Energy, Inc.	2,810	237,529
NRG Energy, Inc.	286	26,055
OGE Energy Corp.	219	8,983
Otter Tail Corp.	38	2,970
PG&E Corp.	2,846	56,266
Pinnacle West Capital Corp.	162	14,352
Portland General Electric Co.	159	7,616
PPL Corp.	932	30,831
Southern Co.	1,533	138,246
TXNM Energy, Inc.	160	7,003
Xcel Energy, Inc.	769	50,216
		1,160,492
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	44	12,117
AMETEK, Inc.	312	53,574
Array Technologies, Inc. (a) (b)	204	1,346
Atkore, Inc.	28	2,373
Bloom Energy Corp. Class A (a) (b)	276	2,915
Eaton Corp. PLC	566	187,595
Emerson Electric Co.	774	84,652
EnerSys	46	4,694
Enovix Corp. (a) (b)	200	1,868
Fluence Energy, Inc. (a)	78	1,771
GE Vernova, Inc. (a)	377	96,128
Generac Holdings, Inc. (a)	91	14,458
NEXTracker, Inc. Class A (a)	199	7,459
nVent Electric PLC	247	17,354
Plug Power, Inc. (a)	2,051	4,635
Powell Industries, Inc.	8	1,776
Regal Rexnord Corp.	96	15,925
Rockwell Automation, Inc.	153	41,074
Sensata Technologies Holding PLC	216	7,746
Shoals Technologies Group, Inc. Class A (a)	243	1,363
Sunrun, Inc. (a)	355	6,411
Thermon Group Holdings, Inc. (a)	68	2,029
Vertiv Holdings Co. Class A	519	51,635
Vicor Corp. (a)	58	2,442
		623,340
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Advanced Energy Industries, Inc.	40	4,210
Amphenol Corp. Class A	1,626	105,950
Arlo Technologies, Inc. (a)	132	1,599
Arrow Electronics, Inc. (a)	62	8,236
Avnet, Inc.	139	7,549
Badger Meter, Inc.	69	15,070
Bel Fuse, Inc. Class B	28	2,198
Belden, Inc.	67	7,848

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Benchmark Electronics, Inc.	97	$4,299
CDW Corp.	178	40,281
Cognex Corp.	216	8,748
Coherent Corp. (a)	210	18,671
Corning, Inc.	1,064	48,040
Crane NXT Co. (b)	178	9,986
CTS Corp.	85	4,112
ePlus, Inc. (a)	31	3,049
Fabrinet (a)	50	11,822
Flex Ltd. (a)	561	18,754
Hubbell, Inc.	75	32,126
Insight Enterprises, Inc. (a)	34	7,323
IPG Photonics Corp. (a)	42	3,122
Itron, Inc. (a)	66	7,050
Jabil, Inc.	146	17,495
Keysight Technologies, Inc. (a)	240	38,143
Littelfuse, Inc.	40	10,610
Mirion Technologies, Inc. (a)	277	3,066
Napco Security Technologies, Inc.	50	2,023
Novanta, Inc. (a)	57	10,199
OSI Systems, Inc. (a)	21	3,188
PAR Technology Corp. (a)	73	3,802
PC Connection, Inc.	27	2,037
Plexus Corp. (a)	55	7,519
Rogers Corp. (a)	39	4,407
Sanmina Corp. (a)	98	6,708
ScanSource, Inc. (a)	47	2,257
TD SYNNEX Corp.	90	10,807
TE Connectivity PLC	421	63,567
Teledyne Technologies, Inc. (a)	64	28,010
Trimble, Inc. (a)	326	20,241
TTM Technologies, Inc. (a)	149	2,719
Vishay Intertechnology, Inc.	196	3,706
Vontier Corp.	221	7,457
Zebra Technologies Corp. Class A (a)	69	25,552
		643,556
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	307	6,214
Atlas Energy Solutions, Inc. (b)	117	2,551
Baker Hughes Co.	1,347	48,694
Bristow Group, Inc. (a)	57	1,977
Cactus, Inc. Class A	121	7,220
ChampionX Corp.	265	7,990
Core Laboratories, Inc.	142	2,631
Expro Group Holdings NV (a)	235	4,035
Halliburton Co.	1,159	33,669
Helix Energy Solutions Group, Inc. (a)	394	4,373
Helmerich & Payne, Inc.	91	2,768
Liberty Energy, Inc.	345	6,586
Noble Corp. PLC	187	6,758
NOV, Inc.	516	8,241
Oceaneering International, Inc. (a)	90	2,238
Patterson-UTI Energy, Inc.	505	3,863
Schlumberger NV	1,880	78,866
Security Description	Shares	Value
Select Water Solutions, Inc.	255	$2,838
TechnipFMC PLC	588	15,423
Tidewater, Inc. (a)	83	5,959
Transocean Ltd. (a) (b)	1,435	6,099
Valaris Ltd. (a)	121	6,746
Weatherford International PLC	99	8,407
		274,146
ENTERTAINMENT — 0.7%
AMC Entertainment Holdings, Inc. Class A (a)	913	4,154
Atlanta Braves Holdings, Inc. Class C (a)	105	4,179
Cinemark Holdings, Inc. (a)	125	3,480
Electronic Arts, Inc.	318	45,614
Endeavor Group Holdings, Inc. Class A (b)	179	5,112
Liberty Media Corp.-Liberty Formula One Class A (a)	63	4,506
Liberty Media Corp.-Liberty Formula One Class C (a)	288	22,300
Liberty Media Corp.-Liberty Live Class C (a)	75	3,850
Lions Gate Entertainment Corp. Class B (a)	289	2,000
Live Nation Entertainment, Inc. (a)	213	23,321
Madison Square Garden Entertainment Corp. (a)	97	4,125
Madison Square Garden Sports Corp. (a)	30	6,248
Netflix, Inc. (a)	592	419,888
ROBLOX Corp. Class A (a)	730	32,310
Roku, Inc. (a)	147	10,975
Sphere Entertainment Co. (a)	45	1,988
Take-Two Interactive Software, Inc. (a)	228	35,046
TKO Group Holdings, Inc. (a)	99	12,247
Walt Disney Co.	2,498	240,283
Warner Bros Discovery, Inc. (a)	3,227	26,623
Warner Music Group Corp. Class A (b)	148	4,632
		912,881
FINANCIAL SERVICES — 2.4%
Affirm Holdings, Inc. (a)	347	14,165
A-Mark Precious Metals, Inc.	38	1,678
Apollo Global Management, Inc.	613	76,570
AvidXchange Holdings, Inc. (a)	494	4,006
Berkshire Hathaway, Inc. Class B (a)	2,506	1,153,412
Block, Inc. (a)	753	50,549
Cannae Holdings, Inc.	204	3,888
Corebridge Financial, Inc.	348	10,148
Corpay, Inc. (a)	96	30,025
Equitable Holdings, Inc.	411	17,274
Essent Group Ltd.	157	10,093
Euronet Worldwide, Inc. (a)	84	8,335
EVERTEC, Inc.	119	4,033

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Federal Agricultural Mortgage Corp. Class C	16	$2,999
Fidelity National Information Services, Inc.	750	62,812
Fiserv, Inc. (a)	778	139,768
Flywire Corp. (a)	75	1,229
Global Payments, Inc.	340	34,823
Jack Henry & Associates, Inc.	101	17,830
Jackson Financial, Inc. Class A	107	9,762
Marqeta, Inc. Class A (a)	364	1,791
Mastercard, Inc. Class A	1,122	554,044
Merchants Bancorp	48	2,158
MGIC Investment Corp.	392	10,035
Mr. Cooper Group, Inc. (a)	73	6,729
NCR Atleos Corp. (a)	98	2,796
NMI Holdings, Inc. (a)	155	6,384
Payoneer Global, Inc. (a)	353	2,658
PayPal Holdings, Inc. (a)	1,385	108,072
PennyMac Financial Services, Inc.	31	3,533
Radian Group, Inc.	213	7,389
Remitly Global, Inc. (a)	305	4,084
Rocket Cos., Inc. Class A (a)	157	3,013
Shift4 Payments, Inc. Class A (a)	91	8,063
Toast, Inc. Class A (a) (b)	591	16,731
UWM Holdings Corp.	216	1,840
Visa, Inc. Class A	2,275	625,511
Voya Financial, Inc.	139	11,012
Walker & Dunlop, Inc.	68	7,724
Western Union Co.	574	6,848
WEX, Inc. (a)	48	10,067
		3,053,881
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	645	38,532
Bunge Global SA	188	18,168
Cal-Maine Foods, Inc.	32	2,395
Campbell Soup Co.	303	14,823
Conagra Brands, Inc.	641	20,845
Darling Ingredients, Inc. (a)	181	6,726
Flowers Foods, Inc.	223	5,145
Fresh Del Monte Produce, Inc.	81	2,393
Freshpet, Inc. (a)	68	9,300
General Mills, Inc.	778	57,455
Hain Celestial Group, Inc. (a)	215	1,855
Hershey Co.	195	37,397
Hormel Foods Corp.	453	14,360
Ingredion, Inc.	98	13,468
J&J Snack Foods Corp.	13	2,238
J.M. Smucker Co.	143	17,317
John B Sanfilippo & Son, Inc.	23	2,169
Kellanova	373	30,105
Kraft Heinz Co.	1,207	42,378
Lamb Weston Holdings, Inc.	209	13,531
Lancaster Colony Corp.	20	3,531
McCormick & Co., Inc.	349	28,723
Mondelez International, Inc. Class A	1,852	136,437
Pilgrim's Pride Corp. (a) (b)	42	1,934
Security Description	Shares	Value
Post Holdings, Inc. (a)	69	$7,987
Seneca Foods Corp. Class B (a)	63	3,917
Simply Good Foods Co. (a)	100	3,477
TreeHouse Foods, Inc. (a)	113	4,744
Tyson Foods, Inc. Class A	416	24,777
Utz Brands, Inc.	125	2,213
Vital Farms, Inc. (a) (b)	53	1,859
WK Kellogg Co.	86	1,471
		571,670
GAS UTILITIES — 0.1%
Atmos Energy Corp.	215	29,823
Chesapeake Utilities Corp.	42	5,215
National Fuel Gas Co.	123	7,455
New Jersey Resources Corp.	183	8,638
ONE Gas, Inc.	96	7,144
Southwest Gas Holdings, Inc.	84	6,196
Spire, Inc.	95	6,392
UGI Corp.	317	7,931
		78,794
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	27	2,928
Avis Budget Group, Inc. (b)	19	1,664
CSX Corp.	2,598	89,709
FTAI Infrastructure, Inc.	191	1,788
JB Hunt Transport Services, Inc.	102	17,578
Knight-Swift Transportation Holdings, Inc.	199	10,736
Landstar System, Inc.	46	8,688
Lyft, Inc. Class A (a)	556	7,089
Marten Transport Ltd.	131	2,319
Norfolk Southern Corp.	309	76,786
Old Dominion Freight Line, Inc.	261	51,845
RXO, Inc. (a)	230	6,440
Ryder System, Inc.	59	8,602
Saia, Inc. (a)	37	16,179
Schneider National, Inc. Class B	85	2,426
Uber Technologies, Inc. (a)	2,962	222,624
U-Haul Holding Co.	213	15,336
Union Pacific Corp.	832	205,071
Werner Enterprises, Inc.	54	2,084
XPO, Inc. (a)	159	17,094
		766,986
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	2,396	273,168
Align Technology, Inc. (a)	95	24,160
Artivion, Inc. (a)	92	2,449
AtriCure, Inc. (a)	83	2,327
Avanos Medical, Inc. (a)	125	3,004
Axonics, Inc. (a)	34	2,366
Baxter International, Inc.	708	26,883
Becton Dickinson & Co.	395	95,235
Boston Scientific Corp. (a)	2,035	170,533
CONMED Corp. (b)	76	5,466
Cooper Cos., Inc. (a)	273	30,123

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Dentsply Sirona, Inc.	294	$7,956
Dexcom, Inc. (a)	555	37,207
Edwards Lifesciences Corp. (a)	816	53,848
Embecta Corp.	96	1,354
Enovis Corp. (a)	69	2,970
Envista Holdings Corp. (a)	259	5,118
GE HealthCare Technologies, Inc.	680	63,818
Glaukos Corp. (a)	80	10,422
Globus Medical, Inc. Class A (a)	135	9,658
Haemonetics Corp. (a)	65	5,225
Hologic, Inc. (a)	308	25,090
ICU Medical, Inc. (a)	38	6,924
IDEXX Laboratories, Inc. (a)	111	56,079
Inari Medical, Inc. (a)	36	1,485
Inspire Medical Systems, Inc. (a)	43	9,075
Insulet Corp. (a)	97	22,577
Integer Holdings Corp. (a)	55	7,150
Integra LifeSciences Holdings Corp. (a)	56	1,018
Intuitive Surgical, Inc. (a)	494	242,687
iRhythm Technologies, Inc. (a)	43	3,192
Lantheus Holdings, Inc. (a)	78	8,561
LeMaitre Vascular, Inc.	36	3,344
LivaNova PLC (a)	119	6,252
Masimo Corp. (a)	64	8,533
Medtronic PLC	1,780	160,253
Merit Medical Systems, Inc. (a)	85	8,401
Neogen Corp. (a)	372	6,253
Novocure Ltd. (a)	251	3,923
Omnicell, Inc. (a)	68	2,965
Orthofix Medical, Inc. (a)	105	1,640
Penumbra, Inc. (a)	56	10,881
PROCEPT BioRobotics Corp. (a)	89	7,131
QuidelOrtho Corp. (a)	85	3,876
ResMed, Inc.	204	49,801
RxSight, Inc. (a)	47	2,323
Solventum Corp. (a)	213	14,850
STAAR Surgical Co. (a)	129	4,792
STERIS PLC	138	33,471
Stryker Corp.	475	171,599
Tandem Diabetes Care, Inc. (a)	50	2,121
Teleflex, Inc.	63	15,581
TransMedics Group, Inc. (a)	50	7,850
UFP Technologies, Inc. (a)	9	2,850
Zimmer Biomet Holdings, Inc.	275	29,686
		1,775,504
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Acadia Healthcare Co., Inc. (a)	143	9,068
AdaptHealth Corp. (a)	157	1,763
Addus HomeCare Corp. (a)	26	3,459
Alignment Healthcare, Inc. (a)	129	1,525
Amedisys, Inc. (a)	31	2,992
AMN Healthcare Services, Inc. (a) (b)	26	1,102
Astrana Health, Inc. (a)	37	2,144
Security Description	Shares	Value
BrightSpring Health Services, Inc. (a)	92	$1,351
Brookdale Senior Living, Inc. (a)	316	2,146
Cardinal Health, Inc.	328	36,250
Castle Biosciences, Inc. (a)	46	1,312
Cencora, Inc.	246	55,370
Centene Corp. (a)	720	54,202
Chemed Corp.	23	13,822
Cigna Group	379	131,301
Clover Health Investments Corp. (a)	465	1,311
CorVel Corp. (a)	9	2,942
CVS Health Corp.	1,716	107,902
DaVita, Inc. (a)	74	12,131
Elevance Health, Inc.	321	166,920
Encompass Health Corp.	148	14,303
Ensign Group, Inc.	73	10,499
Guardant Health, Inc. (a)	257	5,896
HCA Healthcare, Inc.	252	102,420
HealthEquity, Inc. (a)	140	11,459
Henry Schein, Inc. (a)	166	12,101
Hims & Hers Health, Inc. (a)	165	3,039
Humana, Inc.	166	52,579
Labcorp Holdings, Inc.	115	25,700
LifeStance Health Group, Inc. (a)	271	1,897
McKesson Corp.	176	87,018
Molina Healthcare, Inc. (a)	81	27,909
National HealthCare Corp.	23	2,893
NeoGenomics, Inc. (a)	267	3,938
Option Care Health, Inc. (a)	251	7,856
Owens & Minor, Inc. (a)	120	1,883
PACS Group, Inc. (a)	100	3,997
Patterson Cos., Inc.	66	1,441
Pediatrix Medical Group, Inc. (a)	168	1,947
Pennant Group, Inc. (a)	75	2,677
Premier, Inc. Class A	214	4,280
Privia Health Group, Inc. (a)	147	2,677
Progyny, Inc. (a)	67	1,123
Quest Diagnostics, Inc.	152	23,598
R1 RCM, Inc. (a)	212	3,004
RadNet, Inc. (a)	98	6,800
Select Medical Holdings Corp.	206	7,183
Surgery Partners, Inc. (a)	93	2,998
Tenet Healthcare Corp. (a)	129	21,440
U.S. Physical Therapy, Inc.	42	3,554
UnitedHealth Group, Inc.	1,273	744,298
Universal Health Services, Inc. Class B	80	18,321
		1,829,741
HEALTH CARE REITs — 0.2%
American Healthcare REIT, Inc.	246	6,420
CareTrust REIT, Inc.	250	7,715
Diversified Healthcare Trust REIT	402	1,684
Healthcare Realty Trust, Inc. REIT	468	8,494
Healthpeak Properties, Inc. REIT	907	20,743
Medical Properties Trust, Inc. REIT	1,056	6,178
National Health Investors, Inc. REIT	85	7,145

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	354	$14,408
Sabra Health Care REIT, Inc.	274	5,099
Sila Realty Trust, Inc. REIT	106	2,681
Ventas, Inc. REIT	574	36,811
Welltower, Inc. REIT	804	102,936
		220,314
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	238	2,787
Doximity, Inc. Class A (a)	192	8,365
Evolent Health, Inc. Class A (a)	135	3,818
Phreesia, Inc. (a)	105	2,393
Schrodinger, Inc. (a)	127	2,356
Teladoc Health, Inc. (a)	136	1,248
Veeva Systems, Inc. Class A (a)	208	43,653
Waystar Holding Corp. (a)	58	1,618
		66,238
HOTEL & RESORT REITs — 0.0% (e)
Apple Hospitality REIT, Inc.	197	2,925
DiamondRock Hospitality Co. REIT	450	3,928
Host Hotels & Resorts, Inc. REIT	928	16,333
Park Hotels & Resorts, Inc. REIT	197	2,778
Pebblebrook Hotel Trust REIT	297	3,929
Ryman Hospitality Properties, Inc. REIT	95	10,188
Service Properties Trust REIT	592	2,700
Sunstone Hotel Investors, Inc. REIT	377	3,891
Xenia Hotels & Resorts, Inc. REIT	269	3,973
		50,645
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	594	75,325
Aramark	393	15,221
Bloomin' Brands, Inc.	242	4,000
Booking Holdings, Inc.	46	193,758
Boyd Gaming Corp.	78	5,043
Brinker International, Inc. (a)	52	3,980
Caesars Entertainment, Inc. (a)	344	14,359
Carnival Corp. (a)	1,379	25,484
Cava Group, Inc. (a)	117	14,490
Cheesecake Factory, Inc.	78	3,163
Chipotle Mexican Grill, Inc. (a)	1,868	107,634
Choice Hotels International, Inc.	23	2,997
Churchill Downs, Inc.	98	13,251
Cracker Barrel Old Country Store, Inc.	46	2,086
Darden Restaurants, Inc.	157	25,768
Dave & Buster's Entertainment, Inc. (a)	70	2,383
Domino's Pizza, Inc.	46	19,786
DoorDash, Inc. Class A (a)	453	64,657
DraftKings, Inc. Class A (a)	665	26,068
Dutch Bros, Inc. Class A (a)	219	7,015
Everi Holdings, Inc. (a)	120	1,577
Expedia Group, Inc. (a)	166	24,571
Security Description	Shares	Value
Flutter Entertainment PLC (a)	243	$57,659
Hilton Grand Vacations, Inc. (a)	50	1,816
Hilton Worldwide Holdings, Inc.	334	76,987
Hyatt Hotels Corp. Class A (b)	53	8,067
Jack in the Box, Inc. (b)	56	2,606
Krispy Kreme, Inc.	157	1,686
Las Vegas Sands Corp.	477	24,012
Life Time Group Holdings, Inc. (a)	87	2,125
Light & Wonder, Inc. (a)	123	11,160
Marriott International, Inc. Class A	328	81,541
Marriott Vacations Worldwide Corp.	41	3,013
McDonald's Corp.	983	299,333
MGM Resorts International (a)	296	11,571
Monarch Casino & Resort, Inc.	34	2,695
Norwegian Cruise Line Holdings Ltd. (a)	660	13,537
Papa John's International, Inc.	81	4,363
Penn Entertainment, Inc. (a)	320	6,035
Planet Fitness, Inc. Class A (a)	118	9,584
Playa Hotels & Resorts NV (a)	350	2,712
Portillo's, Inc. Class A (a) (b)	132	1,778
Red Rock Resorts, Inc. Class A	56	3,049
Royal Caribbean Cruises Ltd.	324	57,465
Sabre Corp. (a)	550	2,019
Shake Shack, Inc. Class A (a)	62	6,399
Six Flags Entertainment Corp.	106	4,273
Starbucks Corp.	1,539	150,037
Sweetgreen, Inc. Class A (a) (b)	191	6,771
Texas Roadhouse, Inc.	87	15,364
Travel & Leisure Co.	67	3,087
United Parks & Resorts, Inc. (a)	42	2,125
Vail Resorts, Inc.	52	9,063
Wendy's Co.	170	2,978
Wingstop, Inc.	40	16,643
Wyndham Hotels & Resorts, Inc.	102	7,970
Wynn Resorts Ltd.	120	11,506
Yum! Brands, Inc.	395	55,185
		1,628,830
HOUSEHOLD DURABLES — 0.3%
Beazer Homes USA, Inc. (a)	61	2,084
Cavco Industries, Inc. (a)	11	4,711
Century Communities, Inc.	42	4,325
Champion Homes, Inc. (a)	92	8,726
DR Horton, Inc.	400	76,308
Dream Finders Homes, Inc. Class A (a)	42	1,521
Garmin Ltd.	207	36,438
Green Brick Partners, Inc. (a)	54	4,510
Helen of Troy Ltd. (a)	28	1,732
Hovnanian Enterprises, Inc. Class A (a)	7	1,431
Installed Building Products, Inc.	29	7,142
KB Home	76	6,512
La-Z-Boy, Inc.	56	2,404
Leggett & Platt, Inc.	347	4,726
Lennar Corp. Class A	309	57,931

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
LGI Homes, Inc. (a)	27	$3,200
M/I Homes, Inc. (a)	46	7,883
Meritage Homes Corp.	43	8,818
Mohawk Industries, Inc. (a)	61	9,802
Newell Brands, Inc.	841	6,459
NVR, Inc. (a)	4	39,247
PulteGroup, Inc.	274	39,327
Sonos, Inc. (a)	318	3,908
Taylor Morrison Home Corp. (a)	121	8,502
Tempur Sealy International, Inc.	243	13,268
Toll Brothers, Inc.	130	20,084
TopBuild Corp. (a)	40	16,272
Tri Pointe Homes, Inc. (a)	136	6,162
Vizio Holding Corp. Class A (a) (b)	107	1,195
Whirlpool Corp.	73	7,811
Worthington Enterprises, Inc.	94	3,896
		416,335
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	109	3,975
Central Garden & Pet Co. Class A (a)	82	2,575
Church & Dwight Co., Inc.	353	36,966
Clorox Co.	165	26,880
Colgate-Palmolive Co.	1,093	113,464
Energizer Holdings, Inc.	63	2,001
Kimberly-Clark Corp.	445	63,315
Procter & Gamble Co.	3,208	555,626
Reynolds Consumer Products, Inc.	42	1,306
Spectrum Brands Holdings, Inc.	32	3,044
WD-40 Co.	25	6,447
		815,599
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,021	20,481
Clearway Energy, Inc. Class C	150	4,602
Ormat Technologies, Inc.	96	7,386
Sunnova Energy International, Inc. (a)	121	1,179
Talen Energy Corp. (a)	71	12,655
Vistra Corp.	472	55,951
		102,254
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	752	102,798
General Electric Co.	1,524	287,396
Honeywell International, Inc.	900	186,039
		576,233
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	296	8,368
EastGroup Properties, Inc. REIT	64	11,957
First Industrial Realty Trust, Inc. REIT	197	11,028
Innovative Industrial Properties, Inc. REIT	25	3,365
Lineage, Inc. REIT	103	8,073
Security Description	Shares	Value
LXP Industrial Trust REIT	522	$5,246
Plymouth Industrial REIT, Inc.	175	3,955
Prologis, Inc. REIT	1,323	167,069
Rexford Industrial Realty, Inc. REIT	281	14,137
STAG Industrial, Inc. REIT	277	10,828
Terreno Realty Corp. REIT	133	8,888
		252,914
INSURANCE — 1.4%
Aflac, Inc.	673	75,241
Allstate Corp.	366	69,412
American Financial Group, Inc.	97	13,056
American International Group, Inc.	856	62,685
AMERISAFE, Inc.	66	3,190
Aon PLC Class A	300	103,797
Arch Capital Group Ltd. (a)	524	58,625
Arthur J Gallagher & Co.	301	84,692
Assurant, Inc.	63	12,528
Assured Guaranty Ltd.	139	11,053
Axis Capital Holdings Ltd.	121	9,633
Baldwin Insurance Group, Inc. (a)	94	4,681
Brighthouse Financial, Inc. (a)	58	2,612
Brown & Brown, Inc.	324	33,566
Chubb Ltd.	520	149,963
Cincinnati Financial Corp.	225	30,627
CNO Financial Group, Inc.	105	3,685
Donegal Group, Inc. Class B	333	4,362
Employers Holdings, Inc.	79	3,790
Enstar Group Ltd. (a)	20	6,432
Erie Indemnity Co. Class A	36	19,433
Everest Group Ltd.	54	21,159
F&G Annuities & Life, Inc.	30	1,342
Fidelity National Financial, Inc.	341	21,162
First American Financial Corp.	119	7,855
Genworth Financial, Inc. (a)	512	3,507
Globe Life, Inc.	137	14,510
Goosehead Insurance, Inc. Class A (a)	34	3,036
Hanover Insurance Group, Inc.	60	8,887
Hartford Financial Services Group, Inc.	398	46,809
Kemper Corp.	113	6,921
Kinsale Capital Group, Inc.	33	15,364
Lemonade, Inc. (a) (b)	91	1,501
Lincoln National Corp.	209	6,586
Loews Corp.	221	17,470
Markel Group, Inc. (a)	18	28,234
Marsh & McLennan Cos., Inc.	661	147,462
Mercury General Corp.	63	3,968
MetLife, Inc.	777	64,087
Old Republic International Corp.	335	11,866
Oscar Health, Inc. Class A (a)	336	7,127
Palomar Holdings, Inc. (a)	33	3,124
Primerica, Inc.	47	12,462
Principal Financial Group, Inc.	278	23,880
Progressive Corp.	814	206,561
Prudential Financial, Inc.	492	59,581

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Reinsurance Group of America, Inc.	87	$18,955
RenaissanceRe Holdings Ltd.	69	18,796
RLI Corp.	50	7,749
Ryan Specialty Holdings, Inc.	159	10,556
Selective Insurance Group, Inc.	97	9,050
SiriusPoint Ltd. (a)	275	3,943
Skyward Specialty Insurance Group, Inc. (a)	97	3,951
Stewart Information Services Corp.	63	4,709
Travelers Cos., Inc.	313	73,280
Trupanion, Inc. (a)	95	3,988
Unum Group	232	13,790
W.R. Berkley Corp.	443	25,131
White Mountains Insurance Group Ltd.	5	8,481
Willis Towers Watson PLC	143	42,118
		1,752,021
INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Inc. Class A	8,028	1,331,444
Alphabet, Inc. Class C	6,645	1,110,978
Cargurus, Inc. (a)	80	2,402
Cars.com, Inc. (a)	116	1,944
IAC, Inc. (a)	140	7,535
Match Group, Inc. (a)	367	13,887
Meta Platforms, Inc. Class A	3,010	1,723,044
Pinterest, Inc. Class A (a)	838	27,126
QuinStreet, Inc. (a)	89	1,703
Reddit, Inc. Class A (a)	121	7,976
Shutterstock, Inc.	50	1,769
Snap, Inc. Class A (a)	1,445	15,461
TripAdvisor, Inc. (a)	277	4,014
Vimeo, Inc. (a)	270	1,364
Yelp, Inc. (a)	85	2,982
Ziff Davis, Inc. (a)	34	1,654
ZipRecruiter, Inc. Class A (a)	162	1,539
ZoomInfo Technologies, Inc. (a)	304	3,137
		4,259,959
IT SERVICES — 0.7%
Accenture PLC Class A	858	303,286
Akamai Technologies, Inc. (a)	203	20,493
Cloudflare, Inc. Class A (a)	421	34,055
Cognizant Technology Solutions Corp. Class A	672	51,865
Core Scientific, Inc. (a)	448	5,313
DigitalOcean Holdings, Inc. (a)	67	2,706
DXC Technology Co. (a)	304	6,308
EPAM Systems, Inc. (a)	79	15,723
Fastly, Inc. Class A (a) (b)	225	1,703
Gartner, Inc. (a)	105	53,210
GoDaddy, Inc. Class A (a)	192	30,102
Grid Dynamics Holdings, Inc. (a)	149	2,086
International Business Machines Corp.	1,264	279,445
Kyndryl Holdings, Inc. (a)	351	8,066
MongoDB, Inc. (a)	103	27,846
Security Description	Shares	Value
Okta, Inc. (a)	216	$16,057
Perficient, Inc. (a)	26	1,963
Snowflake, Inc. Class A (a)	458	52,606
Squarespace, Inc. Class A (a)	55	2,554
Twilio, Inc. Class A (a)	254	16,566
VeriSign, Inc. (a)	120	22,795
		954,748
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Acushnet Holdings Corp.	55	3,506
Brunswick Corp.	96	8,047
Hasbro, Inc.	169	12,222
Malibu Boats, Inc. Class A (a)	60	2,329
Mattel, Inc. (a)	435	8,287
Peloton Interactive, Inc. Class A (a) (b)	820	3,838
Polaris, Inc.	79	6,576
Topgolf Callaway Brands Corp. (a)	394	4,326
Vista Outdoor, Inc. (a)	102	3,996
YETI Holdings, Inc. (a)	150	6,154
		59,281
LIFE SCIENCES TOOLS & SERVICES — 0.7%
10X Genomics, Inc. Class A (a)	141	3,184
Agilent Technologies, Inc.	396	58,798
Avantor, Inc. (a)	930	24,059
Azenta, Inc. (a)	42	2,035
BioLife Solutions, Inc. (a)	92	2,304
Bio-Rad Laboratories, Inc. Class A (a)	30	10,037
Bio-Techne Corp.	226	18,064
Bruker Corp.	149	10,290
Charles River Laboratories International, Inc. (a)	73	14,379
Danaher Corp.	903	251,052
Fortrea Holdings, Inc. (a)	68	1,360
Illumina, Inc. (a)	225	29,342
IQVIA Holdings, Inc. (a)	233	55,214
Medpace Holdings, Inc. (a)	36	12,017
Mesa Laboratories, Inc.	16	2,078
Mettler-Toledo International, Inc. (a)	29	43,491
Repligen Corp. (a)	74	11,013
Revvity, Inc.	172	21,973
Sotera Health Co. (a)	180	3,006
Thermo Fisher Scientific, Inc.	527	325,986
Waters Corp. (a)	81	29,151
West Pharmaceutical Services, Inc.	100	30,016
		958,849
MACHINERY — 1.1%
AGCO Corp.	85	8,318
Alamo Group, Inc.	23	4,143
Albany International Corp. Class A	50	4,443
Allison Transmission Holdings, Inc.	111	10,664
Astec Industries, Inc.	79	2,523
Atmus Filtration Technologies, Inc.	82	3,077
Barnes Group, Inc.	68	2,748

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Blue Bird Corp. (a)	42	$2,014
Caterpillar, Inc.	678	265,179
Chart Industries, Inc. (a) (b)	64	7,945
CNH Industrial NV	1,215	13,486
Columbus McKinnon Corp.	99	3,564
Crane Co.	58	9,180
Cummins, Inc.	189	61,196
Deere & Co.	362	151,073
Donaldson Co., Inc.	135	9,950
Dover Corp.	183	35,088
Energy Recovery, Inc. (a)	116	2,017
Enerpac Tool Group Corp.	125	5,236
Enpro, Inc.	28	4,541
Esab Corp.	90	9,568
ESCO Technologies, Inc.	36	4,643
Federal Signal Corp.	102	9,533
Flowserve Corp.	178	9,201
Fortive Corp.	473	37,334
Franklin Electric Co., Inc.	33	3,459
Gates Industrial Corp. PLC (a)	398	6,985
Gorman-Rupp Co.	74	2,882
Graco, Inc.	213	18,640
Greenbrier Cos., Inc.	80	4,071
Helios Technologies, Inc.	91	4,341
Hillenbrand, Inc.	165	4,587
Hillman Solutions Corp. (a)	490	5,174
IDEX Corp.	96	20,592
Illinois Tool Works, Inc.	369	96,704
Ingersoll Rand, Inc.	560	54,970
ITT, Inc.	113	16,895
John Bean Technologies Corp.	29	2,857
Kadant, Inc. (b)	21	7,098
Kennametal, Inc.	158	4,097
Lincoln Electric Holdings, Inc.	79	15,170
Lindsay Corp.	21	2,617
Middleby Corp. (a)	73	10,156
Mueller Industries, Inc.	170	12,597
Mueller Water Products, Inc. Class A	305	6,619
Nordson Corp.	73	19,172
Oshkosh Corp.	84	8,418
Otis Worldwide Corp.	529	54,984
PACCAR, Inc.	710	70,063
Parker-Hannifin Corp.	173	109,305
Pentair PLC	226	22,101
RBC Bearings, Inc. (a)	42	12,574
REV Group, Inc.	72	2,020
Snap-on, Inc.	67	19,411
SPX Technologies, Inc. (a)	69	11,003
Standex International Corp.	32	5,849
Stanley Black & Decker, Inc.	215	23,678
Tennant Co.	45	4,322
Terex Corp.	82	4,339
Timken Co.	93	7,839
Toro Co.	210	18,213
Trinity Industries, Inc.	178	6,202
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	39	$8,080
Westinghouse Air Brake Technologies Corp.	237	43,079
Xylem, Inc.	333	44,965
		1,472,792
MARINE — 0.0% (e)
Kirby Corp. (a)	92	11,264
Matson, Inc.	55	7,844
		19,108
MEDIA — 0.4%
Cable One, Inc. (b)	3	1,049
Charter Communications, Inc. Class A (a)	133	43,103
Comcast Corp. Class A	5,329	222,592
EchoStar Corp. Class A (a)	242	6,007
Fox Corp. Class A	304	12,868
Fox Corp. Class B	175	6,790
Integral Ad Science Holding Corp. (a)	156	1,686
Interpublic Group of Cos., Inc.	472	14,929
John Wiley & Sons, Inc. Class B	96	4,637
Liberty Broadband Corp. Class C (a)	186	14,376
Magnite, Inc. (a)	308	4,266
New York Times Co. Class A	233	12,971
News Corp. Class A	675	17,975
Nexstar Media Group, Inc.	35	5,787
Omnicom Group, Inc.	267	27,605
Paramount Global Class A	178	3,891
Paramount Global Class B	454	4,822
Scholastic Corp.	54	1,729
Sirius XM Holdings, Inc.	317	7,497
TEGNA, Inc.	142	2,241
Trade Desk, Inc. Class A (a)	612	67,106
		483,927
METALS & MINING — 0.3%
Alcoa Corp.	367	14,159
Alpha Metallurgical Resources, Inc.	10	2,362
Arch Resources, Inc.	16	2,210
ATI, Inc. (a)	200	13,382
Carpenter Technology Corp.	77	12,288
Cleveland-Cliffs, Inc. (a)	677	8,645
Coeur Mining, Inc. (a)	439	3,020
Commercial Metals Co.	141	7,749
Freeport-McMoRan, Inc.	1,976	98,642
Hecla Mining Co.	1,013	6,757
Kaiser Aluminum Corp.	34	2,466
Materion Corp.	84	9,396
MP Materials Corp. (a) (b)	175	3,089
Newmont Corp.	1,588	84,879
Nucor Corp.	331	49,762
Reliance, Inc.	75	21,691
Royal Gold, Inc.	99	13,890
Steel Dynamics, Inc.	201	25,342

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
U.S. Steel Corp.	345	$12,189
Warrior Met Coal, Inc.	54	3,451
Worthington Steel, Inc.	54	1,836
		397,205
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	993	10,387
Annaly Capital Management, Inc. REIT	702	14,089
Arbor Realty Trust, Inc. REIT	411	6,395
Blackstone Mortgage Trust, Inc. Class A REIT	551	10,474
BrightSpire Capital, Inc. REIT	377	2,111
Chimera Investment Corp. REIT	112	1,773
Claros Mortgage Trust, Inc. REIT	618	4,629
Ellington Financial, Inc. REIT (b)	166	2,140
HA Sustainable Infrastructure Capital, Inc.	180	6,205
New York Mortgage Trust, Inc. REIT	469	2,969
PennyMac Mortgage Investment Trust REIT	156	2,225
Redwood Trust, Inc. REIT	279	2,157
Rithm Capital Corp. REIT	709	8,047
Two Harbors Investment Corp. REIT	158	2,193
Starwood Property Trust, Inc. REIT	554	11,290
		87,084
MULTI-UTILITIES — 0.4%
Ameren Corp.	382	33,410
Avista Corp.	161	6,239
Black Hills Corp.	115	7,029
CenterPoint Energy, Inc.	844	24,830
CMS Energy Corp.	355	25,074
Consolidated Edison, Inc.	497	51,753
Dominion Energy, Inc.	1,146	66,227
DTE Energy Co.	286	36,725
NiSource, Inc.	466	16,147
Northwestern Energy Group, Inc.	105	6,008
Public Service Enterprise Group, Inc.	669	59,681
Sempra	857	71,671
Unitil Corp.	64	3,877
WEC Energy Group, Inc.	425	40,877
		449,548
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	216	25,650
Brandywine Realty Trust REIT	640	3,482
BXP, Inc. REIT	201	16,172
COPT Defense Properties REIT	137	4,155
Cousins Properties, Inc. REIT	187	5,513
Douglas Emmett, Inc. REIT	398	6,993
Equity Commonwealth REIT (a)	203	4,040
Highwoods Properties, Inc. REIT	85	2,848
Hudson Pacific Properties, Inc. REIT	375	1,793
Security Description	Shares	Value
Kilroy Realty Corp. REIT	114	$4,412
Paramount Group, Inc. REIT	621	3,055
Peakstone Realty Trust REIT	112	1,527
Piedmont Office Realty Trust, Inc. Class A REIT	352	3,555
SL Green Realty Corp. REIT	110	7,657
Vornado Realty Trust REIT	221	8,707
		99,559
OIL, GAS & CONSUMABLE FUELS — 1.8%
Antero Midstream Corp.	544	8,187
Antero Resources Corp. (a)	449	12,864
APA Corp.	448	10,958
California Resources Corp.	91	4,775
Calumet, Inc. (a)	78	1,390
Cheniere Energy, Inc.	303	54,492
Chesapeake Energy Corp.	150	12,338
Chevron Corp.	2,321	341,814
Chord Energy Corp.	87	11,330
Civitas Resources, Inc.	128	6,486
CNX Resources Corp. (a)	170	5,537
Comstock Resources, Inc.	188	2,092
ConocoPhillips	1,598	168,237
CONSOL Energy, Inc.	31	3,244
Coterra Energy, Inc.	953	22,824
Crescent Energy Co. Class A	350	3,833
Delek U.S. Holdings, Inc.	110	2,063
Devon Energy Corp.	807	31,570
Diamondback Energy, Inc.	294	50,686
Dorian LPG Ltd.	55	1,893
DT Midstream, Inc.	152	11,956
EOG Resources, Inc.	797	97,975
EQT Corp.	808	29,605
Exxon Mobil Corp.	6,078	712,463
Green Plains, Inc. (a)	134	1,814
Gulfport Energy Corp. (a)	27	4,086
Hess Corp.	375	50,925
HF Sinclair Corp.	250	11,143
International Seaways, Inc.	79	4,073
Kinder Morgan, Inc.	2,578	56,948
Kinetik Holdings, Inc.	61	2,761
Kosmos Energy Ltd. (a)	1,013	4,082
Magnolia Oil & Gas Corp. Class A	270	6,593
Marathon Oil Corp.	735	19,573
Marathon Petroleum Corp.	456	74,287
Matador Resources Co.	194	9,588
Murphy Oil Corp.	163	5,500
Northern Oil & Gas, Inc.	83	2,939
Occidental Petroleum Corp.	870	44,840
ONEOK, Inc.	793	72,266
Ovintiv, Inc.	310	11,876
Par Pacific Holdings, Inc. (a)	101	1,778
PBF Energy, Inc. Class A	95	2,940
Peabody Energy Corp.	248	6,582
Permian Resources Corp.	869	11,827
Phillips 66 Co.	567	74,532
Range Resources Corp.	397	12,212

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Sable Offshore Corp. (a)	68	$1,607
Sitio Royalties Corp. Class A	264	5,502
SM Energy Co.	176	7,035
Southwestern Energy Co. (a)	1,734	12,329
Talos Energy, Inc. (a)	247	2,556
Targa Resources Corp.	299	44,255
Texas Pacific Land Corp.	26	23,003
Uranium Energy Corp. (a)	349	2,167
Valero Energy Corp.	436	58,873
Viper Energy, Inc.	267	12,044
Williams Cos., Inc.	1,666	76,053
World Kinect Corp.	131	4,049
		2,351,250
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	192	11,658
Coty, Inc. Class A (a)	679	6,376
Edgewell Personal Care Co.	84	3,053
elf Beauty, Inc. (a)	80	8,723
Estee Lauder Cos., Inc. Class A	315	31,402
Inter Parfums, Inc.	25	3,237
Kenvue, Inc.	2,603	60,207
		124,656
PAPER & FOREST PRODUCTS — 0.0% (e)
Louisiana-Pacific Corp.	88	9,456
Sylvamo Corp.	36	3,091
		12,547
PHARMACEUTICALS — 2.0%
Amneal Pharmaceuticals, Inc. (a)	250	2,080
Amphastar Pharmaceuticals, Inc. (a)	53	2,572
ANI Pharmaceuticals, Inc. (a)	36	2,148
Arvinas, Inc. (a)	46	1,133
Axsome Therapeutics, Inc. (a)	75	6,740
Bristol-Myers Squibb Co.	2,793	144,510
Cassava Sciences, Inc. (a)	113	3,326
Catalent, Inc. (a)	231	13,992
Collegium Pharmaceutical, Inc. (a)	57	2,202
Corcept Therapeutics, Inc. (a)	167	7,729
Edgewise Therapeutics, Inc. (a)	78	2,082
Elanco Animal Health, Inc. (a)	664	9,754
Eli Lilly & Co.	1,089	964,789
Evolus, Inc. (a)	123	1,993
Harmony Biosciences Holdings, Inc. (a)	57	2,280
Harrow, Inc. (a)	29	1,304
Innoviva, Inc. (a)	150	2,896
Intra-Cellular Therapies, Inc. (a)	129	9,439
Jazz Pharmaceuticals PLC (a)	72	8,022
Johnson & Johnson	3,294	533,826
Ligand Pharmaceuticals, Inc. (a)	27	2,702
Merck & Co., Inc.	3,483	395,529
Neumora Therapeutics, Inc. (a)	149	1,968
Organon & Co.	396	7,575
Pacira BioSciences, Inc. (a)	102	1,535
Perrigo Co. PLC	272	7,135
Security Description	Shares	Value
Pfizer, Inc.	7,753	$224,372
Pliant Therapeutics, Inc. (a)	181	2,029
Prestige Consumer Healthcare, Inc. (a)	154	11,103
Royalty Pharma PLC Class A	557	15,758
Supernus Pharmaceuticals, Inc. (a)	85	2,650
Tarsus Pharmaceuticals, Inc. (a)	54	1,776
Viatris, Inc.	1,725	20,027
Zoetis, Inc.	619	120,940
		2,537,916
PROFESSIONAL SERVICES — 0.6%
Alight, Inc. Class A (a)	478	3,537
Amentum Holdings, Inc. (a)	162	5,224
ASGN, Inc. (a)	76	7,085
Automatic Data Processing, Inc.	561	155,246
Barrett Business Services, Inc.	75	2,813
Booz Allen Hamilton Holding Corp.	183	29,785
Broadridge Financial Solutions, Inc.	158	33,975
CACI International, Inc. Class A (a)	30	15,137
CBIZ, Inc. (a)	99	6,662
Clarivate PLC (a) (b)	898	6,376
Concentrix Corp. (b)	47	2,409
CRA International, Inc.	13	2,279
CSG Systems International, Inc.	86	4,184
Dayforce, Inc. (a) (b)	237	14,516
Dun & Bradstreet Holdings, Inc.	382	4,397
Equifax, Inc.	169	49,662
ExlService Holdings, Inc. (a)	194	7,401
Exponent, Inc.	80	9,222
First Advantage Corp. (a)	146	2,898
FTI Consulting, Inc. (a)	53	12,061
Genpact Ltd.	215	8,430
Huron Consulting Group, Inc. (a)	37	4,022
ICF International, Inc.	51	8,506
Insperity, Inc.	33	2,904
Jacobs Solutions, Inc.	162	21,206
KBR, Inc.	189	12,310
Kforce, Inc.	38	2,335
Korn Ferry	108	8,126
Legalzoom.com, Inc. (a)	252	1,600
Leidos Holdings, Inc.	183	29,829
ManpowerGroup, Inc.	55	4,044
Maximus, Inc.	81	7,546
NV5 Global, Inc. (a)	33	3,085
Parsons Corp. (a)	52	5,391
Paychex, Inc.	437	58,641
Paycom Software, Inc.	67	11,160
Paycor HCM, Inc. (a)	147	2,086
Paylocity Holding Corp. (a)	73	12,043
Robert Half, Inc.	121	8,157
Science Applications International Corp.	73	10,167
SS&C Technologies Holdings, Inc.	256	18,998
TransUnion	259	27,117
TriNet Group, Inc.	65	6,303
UL Solutions, Inc. Class A	127	6,261

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Upwork, Inc. (a)	204	$2,132
Verisk Analytics, Inc.	201	53,860
Verra Mobility Corp. (a)	215	5,979
		717,107
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	395	49,170
Compass, Inc. Class A (a)	840	5,132
CoStar Group, Inc. (a)	560	42,246
Cushman & Wakefield PLC (a)	464	6,324
DigitalBridge Group, Inc.	136	1,922
eXp World Holdings, Inc. (b)	119	1,677
Howard Hughes Holdings, Inc. (a)	59	4,568
Jones Lang LaSalle, Inc. (a)	61	16,458
Kennedy-Wilson Holdings, Inc.	212	2,343
Lennar Corp. Class B	27	4,669
Marcus & Millichap, Inc.	80	3,170
Newmark Group, Inc. Class A	256	3,976
Opendoor Technologies, Inc. (a)	852	1,704
Redfin Corp. (a)	329	4,122
Seaport Entertainment Group, Inc. (a)	3	82
St. Joe Co.	82	4,782
Tejon Ranch Co. (a)	121	2,124
Zillow Group, Inc. Class A (a)	71	4,397
Zillow Group, Inc. Class C (a)	201	12,834
		171,700
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	426	16,354
Apartment Investment & Management Co. Class A REIT (a)	350	3,164
AvalonBay Communities, Inc. REIT	191	43,023
Camden Property Trust REIT	136	16,800
Centerspace REIT	36	2,537
Equity LifeStyle Properties, Inc. REIT	252	17,978
Equity Residential REIT	476	35,443
Essex Property Trust, Inc. REIT	84	24,815
Independence Realty Trust, Inc. REIT	352	7,216
Invitation Homes, Inc. REIT	752	26,515
Mid-America Apartment Communities, Inc. REIT	155	24,629
NexPoint Residential Trust, Inc. REIT	56	2,465
Sun Communities, Inc. REIT	157	21,219
UDR, Inc. REIT	369	16,730
		258,888
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	240	5,635
Agree Realty Corp. REIT	134	10,094
Brixmor Property Group, Inc. REIT	391	10,893
CBL & Associates Properties, Inc. REIT	190	4,788
Security Description	Shares	Value
Federal Realty Investment Trust REIT	104	$11,957
InvenTrust Properties Corp. REIT	170	4,823
Kimco Realty Corp. REIT	888	20,619
Kite Realty Group Trust REIT	272	7,224
Macerich Co. REIT	326	5,946
NETSTREIT Corp. (b)	163	2,694
NNN REIT, Inc.	234	11,347
Phillips Edison & Co., Inc. REIT	137	5,166
Realty Income Corp. REIT	1,223	77,563
Regency Centers Corp. REIT	227	16,396
Retail Opportunity Investments Corp. REIT	257	4,043
Simon Property Group, Inc. REIT	432	73,017
SITE Centers Corp. REIT	67	4,054
Tanger, Inc. REIT	339	11,248
Urban Edge Properties REIT	194	4,150
		291,657
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	2,243	368,031
Allegro MicroSystems, Inc. (a)	134	3,122
Alpha & Omega Semiconductor Ltd. (a)	35	1,299
Ambarella, Inc. (a)	74	4,174
Amkor Technology, Inc.	209	6,395
Analog Devices, Inc.	674	155,135
Applied Materials, Inc.	1,141	230,539
Axcelis Technologies, Inc. (a)	29	3,041
Broadcom, Inc.	6,413	1,106,242
Cirrus Logic, Inc. (a)	87	10,806
Cohu, Inc. (a)	95	2,441
Credo Technology Group Holding Ltd. (a)	229	7,053
Diodes, Inc. (a)	51	3,269
Enphase Energy, Inc. (a)	185	20,909
Entegris, Inc.	206	23,181
First Solar, Inc. (a)	146	36,418
FormFactor, Inc. (a)	138	6,348
Ichor Holdings Ltd. (a)	62	1,972
Impinj, Inc. (a) (b)	36	7,795
Intel Corp.	5,990	140,525
KLA Corp.	188	145,589
Kulicke & Soffa Industries, Inc.	47	2,121
Lam Research Corp.	184	150,159
Lattice Semiconductor Corp. (a)	218	11,569
MACOM Technology Solutions Holdings, Inc. (a)	77	8,567
Marvell Technology, Inc.	1,181	85,174
MaxLinear, Inc. (a)	95	1,376
Microchip Technology, Inc.	716	57,488
Micron Technology, Inc.	1,552	160,958
MKS Instruments, Inc.	93	10,110
Monolithic Power Systems, Inc.	66	61,017
NVIDIA Corp.	33,844	4,110,015
NXP Semiconductors NV	344	82,563

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	587	$42,622
Onto Innovation, Inc. (a)	76	15,775
PDF Solutions, Inc. (a)	77	2,439
Photronics, Inc. (a)	167	4,135
Power Integrations, Inc.	105	6,733
Qorvo, Inc. (a)	125	12,912
QUALCOMM, Inc.	1,534	260,857
Rambus, Inc. (a)	180	7,600
Semtech Corp. (a)	145	6,621
Silicon Laboratories, Inc. (a)	36	4,161
SiTime Corp. (a)	19	3,259
Skyworks Solutions, Inc.	209	20,643
SMART Global Holdings, Inc. (a)	74	1,550
Synaptics, Inc. (a)	31	2,405
Teradyne, Inc.	227	30,402
Texas Instruments, Inc.	1,249	258,006
Ultra Clean Holdings, Inc. (a)	105	4,193
Universal Display Corp.	59	12,384
Veeco Instruments, Inc. (a)	91	3,015
		7,725,113
SOFTWARE — 6.0%
A10 Networks, Inc.	160	2,310
ACI Worldwide, Inc. (a)	139	7,075
Adeia, Inc.	154	1,834
Adobe, Inc. (a)	615	318,435
Agilysys, Inc. (a)	28	3,051
Alarm.com Holdings, Inc. (a)	181	9,895
Alkami Technology, Inc. (a)	131	4,132
Altair Engineering, Inc. Class A (a) (b)	87	8,309
ANSYS, Inc. (a)	116	36,961
Appfolio, Inc. Class A (a)	32	7,533
Appian Corp. Class A (a)	64	2,185
AppLovin Corp. Class A (a)	292	38,121
Asana, Inc. Class A (a)	194	2,248
Aspen Technology, Inc. (a)	41	9,792
Atlassian Corp. Class A (a)	219	34,779
Aurora Innovation, Inc. (a)	1,421	8,412
Autodesk, Inc. (a)	289	79,614
AvePoint, Inc. (a)	205	2,413
Bentley Systems, Inc. Class B	223	11,331
Bill Holdings, Inc. (a)	150	7,914
Blackbaud, Inc. (a)	78	6,605
BlackLine, Inc. (a)	59	3,253
Box, Inc. Class A (a)	213	6,972
Braze, Inc. Class A (a)	91	2,943
C3.ai, Inc. Class A (a)	218	5,282
Cadence Design Systems, Inc. (a)	371	100,552
CCC Intelligent Solutions Holdings, Inc. (a)	599	6,619
Cleanspark, Inc. (a) (b)	173	1,616
Clear Secure, Inc. Class A	103	3,413
Clearwater Analytics Holdings, Inc. Class A (a)	280	7,070
CommVault Systems, Inc. (a)	62	9,539
Confluent, Inc. Class A (a)	388	7,907
Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	314	$88,068
Datadog, Inc. Class A (a)	428	49,246
DocuSign, Inc. (a)	272	16,888
Dolby Laboratories, Inc. Class A	93	7,117
DoubleVerify Holdings, Inc. (a)	173	2,913
Dropbox, Inc. Class A (a)	274	6,968
Dynatrace, Inc. (a)	394	21,067
E2open Parent Holdings, Inc. (a)	500	2,205
Elastic NV (a)	121	9,288
Envestnet, Inc. (a)	37	2,317
Fair Isaac Corp. (a)	33	64,136
Five9, Inc. (a)	144	4,137
Fortinet, Inc. (a)	868	67,313
Freshworks, Inc. Class A (a)	374	4,294
Gen Digital, Inc.	743	20,381
Gitlab, Inc. Class A (a)	168	8,659
Guidewire Software, Inc. (a)	113	20,672
HashiCorp, Inc. Class A (a)	212	7,178
HubSpot, Inc. (a)	71	37,744
Informatica, Inc. Class A (a)	72	1,820
Intapp, Inc. (a)	40	1,913
InterDigital, Inc. (b)	23	3,258
Intuit, Inc.	394	244,674
Jamf Holding Corp. (a)	135	2,342
Klaviyo, Inc. Class A (a)	66	2,335
LiveRamp Holdings, Inc. (a)	160	3,965
Manhattan Associates, Inc. (a)	84	23,636
MARA Holdings, Inc. (a) (b)	443	7,185
Matterport, Inc. (a)	500	2,250
Microsoft Corp.	10,211	4,393,793
MicroStrategy, Inc. Class A (a) (b)	239	40,295
N-able, Inc. (a)	157	2,050
nCino, Inc. (a)	101	3,191
NCR Voyix Corp. (a)	309	4,193
Nutanix, Inc. Class A (a)	341	20,204
Oracle Corp.	2,196	374,198
PagerDuty, Inc. (a)	182	3,376
Palantir Technologies, Inc. Class A (a)	2,729	101,519
Palo Alto Networks, Inc. (a)	458	156,544
Pegasystems, Inc.	49	3,581
Procore Technologies, Inc. (a)	146	9,011
Progress Software Corp.	84	5,659
PROS Holdings, Inc. (a)	109	2,019
PTC, Inc. (a)	159	28,725
Q2 Holdings, Inc. (a)	92	7,339
Qualys, Inc. (a)	60	7,708
QXO, Inc.	427	6,734
Rapid7, Inc. (a)	82	3,271
RingCentral, Inc. Class A (a)	99	3,131
Riot Platforms, Inc. (a)	538	3,992
Roper Technologies, Inc.	149	82,910
Rubrik, Inc. Class A (a)	72	2,315
Salesforce, Inc.	1,350	369,509
Samsara, Inc. Class A (a)	290	13,955

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SentinelOne, Inc. Class A (a)	405	$9,688
ServiceNow, Inc. (a)	290	259,373
Smartsheet, Inc. Class A (a)	189	10,463
SoundHound AI, Inc. Class A (a) (b)	246	1,146
Sprinklr, Inc. Class A (a)	269	2,079
Sprout Social, Inc. Class A (a)	75	2,180
SPS Commerce, Inc. (a)	42	8,155
Synopsys, Inc. (a)	207	104,823
Tenable Holdings, Inc. (a)	186	7,537
Teradata Corp. (a)	102	3,095
Terawulf, Inc. (a)	778	3,641
Tyler Technologies, Inc. (a)	59	34,439
UiPath, Inc. Class A (a)	619	7,923
Unity Software, Inc. (a) (b)	426	9,636
Varonis Systems, Inc. (a)	165	9,323
Verint Systems, Inc. (a)	161	4,078
Vertex, Inc. Class A (a)	64	2,465
Workday, Inc. Class A (a)	287	70,146
Workiva, Inc. (a)	90	7,121
Yext, Inc. (a)	210	1,453
Zeta Global Holdings Corp. Class A (a)	302	9,009
Zoom Video Communications, Inc. Class A (a)	351	24,479
Zscaler, Inc. (a)	129	22,051
Zuora, Inc. Class A (a)	274	2,362
		7,757,971
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	638	148,373
Crown Castle, Inc. REIT	596	70,704
CubeSmart REIT	305	16,418
Digital Realty Trust, Inc. REIT	419	67,807
EPR Properties REIT	61	2,991
Equinix, Inc. REIT	129	114,504
Extra Space Storage, Inc. REIT	293	52,796
Four Corners Property Trust, Inc. REIT	185	5,422
Gaming & Leisure Properties, Inc. REIT	349	17,956
Iron Mountain, Inc. REIT	393	46,700
Lamar Advertising Co. Class A REIT	115	15,364
National Storage Affiliates Trust REIT	65	3,133
Outfront Media, Inc. REIT	225	4,136
PotlatchDeltic Corp. REIT	139	6,262
Public Storage REIT	216	78,596
Rayonier, Inc. REIT	148	4,763
Safehold, Inc. REIT	131	3,436
SBA Communications Corp. REIT	147	35,383
Uniti Group, Inc. REIT	305	1,720
VICI Properties, Inc. REIT	1,475	49,132
Weyerhaeuser Co. REIT	1,009	34,165
		779,761
SPECIALTY RETAIL — 1.2%
Abercrombie & Fitch Co. Class A (a)	71	9,933
Security Description	Shares	Value
Academy Sports & Outdoors, Inc.	110	$6,420
Advance Auto Parts, Inc.	74	2,885
American Eagle Outfitters, Inc.	305	6,829
Asbury Automotive Group, Inc. (a)	32	7,635
AutoNation, Inc. (a)	34	6,083
AutoZone, Inc. (a)	23	72,451
Bath & Body Works, Inc.	299	9,544
Best Buy Co., Inc.	264	27,271
Boot Barn Holdings, Inc. (a)	43	7,193
Buckle, Inc.	68	2,990
Burlington Stores, Inc. (a)	84	22,132
Caleres, Inc.	69	2,280
Camping World Holdings, Inc. Class A	116	2,810
CarMax, Inc. (a)	206	15,940
Carvana Co. (a)	154	26,813
Chewy, Inc. Class A (a)	205	6,004
Dick's Sporting Goods, Inc.	79	16,487
Five Below, Inc. (a)	86	7,598
Floor & Decor Holdings, Inc. Class A (a)	146	18,129
Foot Locker, Inc.	187	4,832
GameStop Corp. Class A (a)	601	13,781
Gap, Inc.	346	7,629
Group 1 Automotive, Inc.	19	7,278
Haverty Furniture Cos., Inc. Class A	163	4,393
Home Depot, Inc.	1,352	547,830
Lithia Motors, Inc.	30	9,529
Lowe's Cos., Inc.	792	214,513
MarineMax, Inc. (a)	48	1,693
Murphy USA, Inc.	26	12,815
National Vision Holdings, Inc. (a)	170	1,855
ODP Corp. (a)	69	2,053
O'Reilly Automotive, Inc. (a)	81	93,280
Penske Automotive Group, Inc.	19	3,086
Revolve Group, Inc. (a) (b)	70	1,735
RH (a)	21	7,023
Ross Stores, Inc.	445	66,977
Sally Beauty Holdings, Inc. (a)	169	2,293
Signet Jewelers Ltd. (b)	76	7,839
Sonic Automotive, Inc. Class A	31	1,813
TJX Cos., Inc.	1,544	181,482
Tractor Supply Co.	146	42,476
Ulta Beauty, Inc. (a)	62	24,125
Upbound Group, Inc.	128	4,095
Urban Outfitters, Inc. (a)	107	4,099
Valvoline, Inc. (a)	187	7,826
Victoria's Secret & Co. (a)	65	1,670
Warby Parker, Inc. Class A (a)	134	2,188
Wayfair, Inc. Class A (a) (b)	132	7,416
Williams-Sonoma, Inc.	178	27,576
Winmark Corp.	5	1,915
		1,594,542
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	20,891	4,867,603

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Dell Technologies, Inc. Class C	395	$46,823
Diebold Nixdorf, Inc. (a)	33	1,474
Hewlett Packard Enterprise Co.	1,787	36,562
HP, Inc.	1,357	48,676
IonQ, Inc. (a)	269	2,351
NetApp, Inc.	283	34,953
Pure Storage, Inc. Class A (a)	432	21,704
Seagate Technology Holdings PLC	295	32,311
Super Micro Computer, Inc. (a)	69	28,732
Western Digital Corp. (a)	464	31,687
Xerox Holdings Corp. (b)	125	1,297
		5,154,173
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings Ltd. (a)	190	8,064
Carter's, Inc.	31	2,014
Columbia Sportswear Co.	52	4,326
Crocs, Inc. (a)	91	13,178
Deckers Outdoor Corp. (a)	210	33,484
G-III Apparel Group Ltd. (a)	50	1,526
Hanesbrands, Inc. (a)	448	3,293
Kontoor Brands, Inc.	92	7,524
Levi Strauss & Co. Class A	138	3,008
Lululemon Athletica, Inc. (a)	153	41,517
NIKE, Inc. Class B	1,672	147,805
Oxford Industries, Inc.	32	2,776
PVH Corp.	79	7,966
Ralph Lauren Corp.	83	16,091
Skechers USA, Inc. Class A (a)	185	12,380
Steven Madden Ltd.	50	2,449
Tapestry, Inc.	317	14,893
Under Armour, Inc. Class A (a)	344	3,065
VF Corp. (b)	440	8,778
Wolverine World Wide, Inc.	120	2,090
		336,227
TOBACCO — 0.3%
Altria Group, Inc.	2,340	119,434
Philip Morris International, Inc.	2,150	261,010
Vector Group Ltd.	269	4,013
		384,457
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	153	6,929
Applied Industrial Technologies, Inc.	53	11,826
Beacon Roofing Supply, Inc. (a)	87	7,519
BlueLinx Holdings, Inc. (a)	24	2,530
Boise Cascade Co.	62	8,741
Core & Main, Inc. Class A (a)	273	12,121
DNOW, Inc. (a)	173	2,237
Fastenal Co.	771	55,065
Ferguson Enterprises, Inc.	272	54,011
FTAI Aviation Ltd.	146	19,403
GATX Corp.	56	7,417
GMS, Inc. (a)	29	2,627
H&E Equipment Services, Inc.	85	4,138
Herc Holdings, Inc.	44	7,015
Security Description	Shares	Value
McGrath RentCorp	21	$2,211
MRC Global, Inc. (a)	159	2,026
MSC Industrial Direct Co., Inc. Class A	35	3,012
Rush Enterprises, Inc. Class A	72	3,804
SiteOne Landscape Supply, Inc. (a)	66	9,960
Transcat, Inc. (a)	14	1,691
United Rentals, Inc.	91	73,685
Watsco, Inc.	48	23,610
WESCO International, Inc.	60	10,079
WW Grainger, Inc.	62	64,406
		396,063
WATER UTILITIES — 0.1%
American States Water Co.	85	7,080
American Water Works Co., Inc.	255	37,291
California Water Service Group	66	3,579
Essential Utilities, Inc.	337	12,998
Middlesex Water Co.	62	4,045
SJW Group	94	5,462
		70,455
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	238	5,533
T-Mobile U.S., Inc.	663	136,817
U.S. Cellular Corp. (a)	23	1,257
		143,607
TOTAL COMMON STOCKS (Cost $71,317,633)		76,857,135
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.7%
DOMESTIC FIXED INCOME — 39.7%
State Street Aggregate Bond Index Portfolio (f) (Cost $50,161,388)	557,714	50,952,716
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $50,161,388)		50,952,716
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Mirati Therapeutics, Inc. (expiring 12/31/49) (a)	36	25
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Seaport Entertainment Group, Inc. (expiring 10/10/24) (a)	3	9
TOTAL RIGHTS (Cost $25)		34
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	465,080	465,080

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (i)	168,116	$168,116
TOTAL SHORT-TERM INVESTMENTS (Cost $633,196)		633,196
TOTAL INVESTMENTS — 100.0% (Cost $122,112,242)		128,443,081
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		42,130
NET ASSETS — 100.0%		$128,485,211
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$76,857,135	$—	$—	$76,857,135
Mutual Funds and Exchange Traded Products	50,952,716	—	—	50,952,716
Rights	9	25	—	34
Short-Term Investments	633,196	—	—	633,196
TOTAL INVESTMENTS	$128,443,056	$25	$—	$128,443,081

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Aggregate Bond Index Portfolio	100,587	$9,006,534	$41,800,321	$76,133	$(644)	$222,638	557,714	$50,952,716	$235,812
State Street Corp.	92	7,126	26,768	—	—	1,494	400	35,388	127
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,675	49,675	44,271,905	43,856,500	—	—	465,080	465,080	11,400
State Street Navigator Securities Lending Portfolio II	—	—	427,578	259,462	—	—	168,116	168,116	182
Total		$9,063,335	$86,526,572	$44,192,095	$(644)	$224,132		$51,621,300	$247,521
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.3%
BRAZIL — 4.7%
Ambev SA	357,085	$857,665
Atacadao SA (a)	49,800	84,588
B3 SA - Brasil Bolsa Balcao	421,876	829,684
Banco Bradesco SA	124,823	300,035
Banco Bradesco SA Preference Shares	404,343	1,091,454
Banco BTG Pactual SA	89,356	545,866
Banco do Brasil SA	128,896	643,320
BB Seguridade Participacoes SA	55,337	360,730
BRF SA (a)	47,000	204,111
Caixa Seguridade Participacoes SA	48,200	128,780
CCR SA	81,769	181,682
Centrais Eletricas Brasileiras SA	92,057	665,181
Centrais Eletricas Brasileiras SA Class B, Preference Shares	16,400	131,632
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	34,600	574,358
Cia Energetica de Minas Gerais Preference Shares	134,458	281,469
Cia Paranaense de Energia - Copel Class B, Preference Shares	80,700	151,003
Cia Siderurgica Nacional SA	45,000	106,513
Cosan SA	94,700	227,455
CPFL Energia SA	15,300	95,327
Embraer SA (a)	53,100	467,738
Energisa SA	19,540	160,710
Engie Brasil Energia SA	13,987	109,029
Equatorial Energia SA (b)	83,695	499,484
Equatorial Energia SA (a) (b)	5,716	34,155
Gerdau SA Preference Shares	108,658	381,095
Hapvida Participacoes e Investimentos SA (a) (c)	364,163	267,482
Hypera SA	30,700	147,868
Inter & Co., Inc. Class A	17,700	117,882
Itau Unibanco Holding SA Preference Shares	369,961	2,453,137
Itausa SA Preference Shares	409,490	832,395
Klabin SA	64,307	246,681
Localiza Rent a Car SA	70,437	530,302
Natura & Co. Holding SA	72,590	187,280
NU Holdings Ltd. Class A (a)	226,500	3,091,725
Pagseguro Digital Ltd. Class A (a)	14,800	127,428
Petroleo Brasileiro SA	284,014	2,048,043
Petroleo Brasileiro SA Preference Shares	342,198	2,262,762
PRIO SA	60,800	483,761
Raia Drogasil SA	97,500	456,365
Rede D'Or Sao Luiz SA (c)	60,300	342,480
Rumo SA	101,800	373,866
Sendas Distribuidora SA (a)	98,600	135,250
Security Description	Shares	Value
StoneCo Ltd. Class A (a) (d)	18,800	$211,688
Suzano SA	59,324	593,044
Telefonica Brasil SA	32,555	333,692
TIM SA	68,200	234,564
TOTVS SA	42,893	224,948
Ultrapar Participacoes SA	53,164	207,060
Vale SA	259,928	3,031,332
Vibra Energia SA	75,800	325,704
WEG SA	127,860	1,277,003
XP, Inc. Class A	28,100	504,114
		30,160,920
CHILE — 0.4%
Banco de Chile	3,497,408	446,768
Banco de Credito e Inversiones SA	5,944	185,291
Banco Santander Chile	4,984,678	259,532
Cencosud SA	98,675	199,460
Empresas CMPC SA	89,880	156,557
Empresas Copec SA	31,310	209,919
Enel Americas SA	1,713,283	175,144
Enel Chile SA	2,188,209	120,633
Falabella SA (a)	65,406	242,568
Latam Airlines Group SA	11,076,599	142,729
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,025	458,055
		2,596,656
CHINA — 24.5%
360 Security Technology, Inc. Class A	15,100	19,008
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	8,952
AAC Technologies Holdings, Inc.	56,000	229,984
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,017	23,831
AECC Aero-Engine Control Co. Ltd. Class A	3,700	11,604
AECC Aviation Power Co. Ltd. Class A	4,600	27,139
Agricultural Bank of China Ltd. Class A	115,800	79,421
Agricultural Bank of China Ltd. Class H	2,104,500	991,628
Aier Eye Hospital Group Co. Ltd. Class A	7,536	17,132
Air China Ltd. Class A (a)	8,800	9,908
Airtac International Group	10,650	307,252
Akeso, Inc. (a) (c) (d)	45,000	397,425
Alibaba Group Holding Ltd.	1,165,656	16,507,520
Alibaba Health Information Technology Ltd. (a) (d)	440,500	303,402
Aluminum Corp. of China Ltd. Class A	7,000	8,902

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class H	316,000	$251,417
Angel Yeast Co. Ltd. Class A	3,300	17,173
Anhui Conch Cement Co. Ltd. Class A	2,000	7,470
Anhui Conch Cement Co. Ltd. Class H (d)	99,000	291,233
Anhui Gujing Distillery Co. Ltd. Class A	800	23,207
Anhui Gujing Distillery Co. Ltd. Class B	8,900	143,454
Anhui Kouzi Distillery Co. Ltd. Class A	1,500	10,277
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	11,461
Anjoy Foods Group Co. Ltd. Class A	800	11,355
ANTA Sports Products Ltd.	96,800	1,177,053
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	10,050
Autohome, Inc. ADR	4,802	156,578
Avary Holding Shenzhen Co. Ltd. Class A	1,800	9,200
AviChina Industry & Technology Co. Ltd. Class H (d)	185,000	90,505
Avicopter PLC Class A	2,300	13,711
Baidu, Inc. Class A (a)	174,000	2,365,549
Bank of Beijing Co. Ltd. Class A	38,340	31,993
Bank of Changsha Co. Ltd. Class A	4,200	5,023
Bank of Chengdu Co. Ltd. Class A	6,200	13,953
Bank of China Ltd. Class A	53,300	38,079
Bank of China Ltd. Class H	6,067,000	2,866,545
Bank of Communications Co. Ltd. Class A	51,012	53,937
Bank of Communications Co. Ltd. Class H	669,000	513,323
Bank of Hangzhou Co. Ltd. Class A	3,100	6,245
Bank of Jiangsu Co. Ltd. Class A	31,336	37,610
Bank of Nanjing Co. Ltd. Class A	8,040	12,579
Bank of Ningbo Co. Ltd. Class A	6,200	22,767
Bank of Shanghai Co. Ltd. Class A	22,608	25,487
Baoshan Iron & Steel Co. Ltd. Class A	33,300	33,021
BeiGene Ltd. (a)	52,300	974,292
Beijing Enlight Media Co. Ltd. Class A	3,000	3,815
Beijing Enterprises Holdings Ltd.	40,500	145,472
Beijing Enterprises Water Group Ltd.	304,000	94,713
Beijing Kingsoft Office Software, Inc. Class A	363	13,817
Security Description	Shares	Value
Beijing New Building Materials PLC Class A	2,800	$13,195
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	5,714
Beijing Roborock Technology Co. Ltd. Class A	418	16,599
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,560	16,380
Beijing Tong Ren Tang Co. Ltd. Class A	3,400	20,433
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,785	20,881
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	54,900	47,380
Bethel Automotive Safety Systems Co. Ltd. Class A	1,260	8,807
Bilibili, Inc. Class Z (a)	17,300	431,637
Bloomage Biotechnology Corp. Ltd. Class A	1,241	12,501
BOC Aviation Ltd. (c)	16,700	138,244
BOC International China Co. Ltd. Class A	5,900	10,622
BOE Technology Group Co. Ltd. Class A	17,200	10,986
Bosideng International Holdings Ltd.	308,000	176,850
BYD Co. Ltd. Class A	2,400	105,384
BYD Co. Ltd. Class H	79,500	2,904,680
BYD Electronic International Co. Ltd. (d)	58,500	245,146
By-health Co. Ltd. Class A	6,300	13,413
C&D International Investment Group Ltd. (d)	47,134	102,187
Caitong Securities Co. Ltd. Class A	16,900	21,057
Cambricon Technologies Corp. Ltd. Class A (a)	356	14,709
CGN Power Co. Ltd. Class H (c)	799,700	308,864
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	800	12,561
Changjiang Securities Co. Ltd. Class A	19,700	20,323
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	300	6,330
Chaozhou Three-Circle Group Co. Ltd. Class A	3,700	19,614
China CITIC Bank Corp. Ltd. Class H	674,000	430,388
China Coal Energy Co. Ltd. Class H	166,000	207,300
China Communications Services Corp. Ltd. Class H	170,000	92,140
China Construction Bank Corp. Class A	19,900	22,548

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
China Construction Bank Corp. Class H	7,352,500	$5,565,845
China CSSC Holdings Ltd. Class A	4,500	26,857
China Eastern Airlines Corp. Ltd. Class A (a)	39,000	23,070
China Energy Engineering Corp. Ltd. Class A	65,100	22,417
China Everbright Bank Co. Ltd. Class A	48,000	24,690
China Everbright Bank Co. Ltd. Class H	244,000	82,930
China Feihe Ltd. (c)	295,000	223,315
China Galaxy Securities Co. Ltd. Class A	14,200	31,226
China Galaxy Securities Co. Ltd. Class H	268,500	250,957
China Gas Holdings Ltd.	219,600	204,404
China Great Wall Securities Co. Ltd. Class A	8,300	10,899
China Greatwall Technology Group Co. Ltd. Class A (a)	3,600	5,339
China Hongqiao Group Ltd.	213,000	355,388
China International Capital Corp. Ltd. Class A	4,400	24,274
China International Capital Corp. Ltd. Class H (c) (d)	117,600	210,446
China Jushi Co. Ltd. Class A	5,629	9,459
China Life Insurance Co. Ltd. Class A	2,300	14,460
China Life Insurance Co. Ltd. Class H	575,000	1,156,292
China Literature Ltd. (a) (c) (d)	32,200	134,313
China Longyuan Power Group Corp. Ltd. Class H	252,000	228,722
China Mengniu Dairy Co. Ltd.	237,000	570,570
China Merchants Bank Co. Ltd. Class A	24,800	133,273
China Merchants Bank Co. Ltd. Class H	297,500	1,476,489
China Merchants Energy Shipping Co. Ltd. Class A	5,200	5,974
China Merchants Port Holdings Co. Ltd.	101,455	161,701
China Merchants Securities Co. Ltd. Class A	13,050	36,249
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,012	33,277
China Minsheng Banking Corp. Ltd. Class A	41,100	23,608
China Minsheng Banking Corp. Ltd. Class H (d)	532,700	217,401
China National Building Material Co. Ltd. Class H (d)	334,000	147,059
China National Chemical Engineering Co. Ltd. Class A	8,900	10,479
Security Description	Shares	Value
China National Nuclear Power Co. Ltd. Class A	20,100	$32,023
China National Software & Service Co. Ltd. Class A (a)	2,000	11,977
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	8,900	26,235
China Oilfield Services Ltd. Class H	138,000	127,029
China Overseas Land & Investment Ltd.	293,000	600,523
China Pacific Insurance Group Co. Ltd. Class A	7,100	39,666
China Pacific Insurance Group Co. Ltd. Class H	201,400	725,999
China Petroleum & Chemical Corp. Class A	34,900	34,707
China Petroleum & Chemical Corp. Class H	1,854,000	1,155,244
China Power International Development Ltd. (d)	385,000	183,888
China Railway Group Ltd. Class A	33,400	31,354
China Railway Group Ltd. Class H	339,000	178,065
China Railway Signal & Communication Corp. Ltd. Class A	7,185	6,457
China Rare Earth Resources & Technology Co. Ltd. Class A	700	2,832
China Resources Beer Holdings Co. Ltd. (d)	123,333	539,855
China Resources Gas Group Ltd.	69,200	279,295
China Resources Land Ltd.	248,500	916,579
China Resources Microelectronics Ltd. Class A	2,921	19,679
China Resources Mixc Lifestyle Services Ltd. (c)	54,600	245,674
China Resources Pharmaceutical Group Ltd. (c)	124,500	96,330
China Resources Power Holdings Co. Ltd.	146,000	396,601
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,470	16,803
China Ruyi Holdings Ltd. (a) (d)	460,000	133,840
China Shenhua Energy Co. Ltd. Class A	7,200	44,854
China Shenhua Energy Co. Ltd. Class H	257,000	1,159,685
China Southern Airlines Co. Ltd. Class A (a)	12,800	11,961
China State Construction Engineering Corp. Ltd. Class A	45,300	40,001
China State Construction International Holdings Ltd.	160,000	249,244

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
China Taiping Insurance Holdings Co. Ltd.	111,600	$179,594
China Three Gorges Renewables Group Co. Ltd. Class A	42,100	29,175
China Tourism Group Duty Free Corp. Ltd. Class A	3,500	38,607
China Tower Corp. Ltd. Class H (c)	3,362,000	445,814
China United Network Communications Ltd. Class A	31,400	24,003
China Vanke Co. Ltd. Class A (a)	300	417
China Vanke Co. Ltd. Class H (a) (d)	175,300	168,135
China Yangtze Power Co. Ltd. Class A	29,605	127,115
China Zheshang Bank Co. Ltd. Class A	45,110	18,950
Chongqing Brewery Co. Ltd. Class A	900	9,018
Chongqing Changan Automobile Co. Ltd. Class A	15,594	33,155
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	5,674
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,250	25,040
Chow Tai Fook Jewellery Group Ltd. (d)	160,800	181,139
CITIC Ltd.	447,000	528,286
CITIC Securities Co. Ltd. Class A	12,430	48,309
CITIC Securities Co. Ltd. Class H	125,725	332,623
CMOC Group Ltd. Class A	31,300	38,909
CMOC Group Ltd. Class H	282,000	277,008
CNGR Advanced Material Co. Ltd. Class A	1,120	6,427
CNPC Capital Co. Ltd. Class A	14,400	15,164
Contemporary Amperex Technology Co. Ltd. Class A	5,280	190,034
COSCO SHIPPING Development Co. Ltd. Class A	10,800	4,074
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	14,268
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (d)	100,000	121,918
COSCO SHIPPING Holdings Co. Ltd. Class A	22,100	49,608
COSCO SHIPPING Holdings Co. Ltd. Class H	219,474	368,451
CRRC Corp. Ltd. Class A	22,312	26,046
CRRC Corp. Ltd. Class H	325,000	212,552
CSC Financial Co. Ltd. Class A	7,600	29,168
CSPC Pharmaceutical Group Ltd.	638,240	497,116
Security Description	Shares	Value
Daqin Railway Co. Ltd. Class A	33,200	$32,542
Dong-E-E-Jiao Co. Ltd. Class A	500	4,408
Dongfang Electric Corp. Ltd. Class A	5,600	12,642
Dongxing Securities Co. Ltd. Class A	11,600	18,149
East Money Information Co. Ltd. Class A	15,879	46,058
Eastroc Beverage Group Co. Ltd. Class A	600	23,231
Ecovacs Robotics Co. Ltd. Class A	1,000	7,317
ENN Energy Holdings Ltd.	60,500	467,721
ENN Natural Gas Co. Ltd. Class A	4,000	11,762
Eoptolink Technology, Inc. Ltd. Class A	1,600	29,713
Eve Energy Co. Ltd. Class A	1,381	9,625
Everbright Securities Co. Ltd. Class A	7,899	21,726
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	9,498
Far East Horizon Ltd. (d)	155,000	113,544
FAW Jiefang Group Co. Ltd. Class A	2,600	3,444
Flat Glass Group Co. Ltd. Class A	3,400	9,823
Focus Media Information Technology Co. Ltd. Class A	23,500	23,740
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,794	32,996
Fosun International Ltd.	193,500	124,059
Founder Securities Co. Ltd. Class A	18,800	25,089
Foxconn Industrial Internet Co. Ltd. Class A	20,000	71,985
Fuyao Glass Industry Group Co. Ltd. Class A	2,700	22,453
Fuyao Glass Industry Group Co. Ltd. Class H (c)	45,256	304,426
Ganfeng Lithium Group Co. Ltd. Class A	4,620	22,755
GCL Technology Holdings Ltd. (a)	1,617,000	291,445
GD Power Development Co. Ltd. Class A	30,500	23,838
Geely Automobile Holdings Ltd.	456,000	715,041
GEM Co. Ltd. Class A	16,700	17,013
Genscript Biotech Corp. (a)	94,000	168,698
GF Securities Co. Ltd. Class A	7,100	16,942
Giant Biogene Holding Co. Ltd. (c)	23,800	156,113
GigaDevice Semiconductor, Inc. Class A (a)	892	11,263
Ginlong Technologies Co. Ltd. Class A	950	11,294
GoerTek, Inc. Class A	4,800	15,548

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Goldwind Science & Technology Co. Ltd. Class A	7,100	$10,165
Goneo Group Co. Ltd. Class A	1,450	17,250
Gotion High-tech Co. Ltd. Class A	6,100	20,134
Great Wall Motor Co. Ltd. Class A	6,400	27,717
Great Wall Motor Co. Ltd. Class H	173,500	323,882
Gree Electric Appliances, Inc. of Zhuhai Class A	5,000	34,249
GRG Banking Equipment Co. Ltd. Class A	2,300	3,845
Guangdong Haid Group Co. Ltd. Class A	2,500	17,153
Guangdong Investment Ltd.	224,000	150,823
Guanghui Energy Co. Ltd. Class A	13,500	13,869
Guangzhou Automobile Group Co. Ltd. Class A	7,200	9,084
Guangzhou Automobile Group Co. Ltd. Class H (d)	234,800	92,197
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	10,076
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	13,960
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	14,343
Guolian Securities Co. Ltd. Class A	7,800	14,020
Guosen Securities Co. Ltd. Class A	10,100	17,072
Guotai Junan Securities Co. Ltd. Class A	6,600	13,863
Guoyuan Securities Co. Ltd. Class A	2,820	3,574
H World Group Ltd. ADR	15,900	591,480
Haidilao International Holding Ltd. (c)	124,000	304,273
Haier Smart Home Co. Ltd. Class A	9,900	45,478
Haier Smart Home Co. Ltd. Class H	184,000	739,080
Hainan Airlines Holding Co. Ltd. Class A (a)	98,500	18,156
Hainan Airport Infrastructure Co. Ltd. Class A (a)	26,000	14,228
Haitian International Holdings Ltd.	51,000	164,145
Haitong Securities Co. Ltd. Class A	16,400	20,551
Haitong Securities Co. Ltd. Class H (d)	231,600	108,150
Hangzhou First Applied Material Co. Ltd. Class A	5,229	13,195
Security Description	Shares	Value
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	3,200	$10,343
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	5,915
Hansoh Pharmaceutical Group Co. Ltd. (c) (d)	88,000	237,348
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	9,588
Heilongjiang Agriculture Co. Ltd. Class A	7,600	16,137
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	6,025
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,997	7,730
Hengan International Group Co. Ltd.	44,500	153,537
Hengli Petrochemical Co. Ltd. Class A	2,400	5,370
Hengtong Optic-electric Co. Ltd. Class A	4,300	10,390
Hengyi Petrochemical Co. Ltd. Class A	4,210	4,217
Hisense Home Appliances Group Co. Ltd. Class H (d)	27,000	100,805
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	27,621
Hoshine Silicon Industry Co. Ltd. Class A	900	7,720
Hua Hong Semiconductor Ltd. (c)	44,800	120,543
Huadian Power International Corp. Ltd. Class A	13,400	11,469
Huadong Medicine Co. Ltd. Class A	4,060	20,298
Huafon Chemical Co. Ltd. Class A	14,900	17,883
Huagong Tech Co. Ltd. Class A	2,300	11,476
Huaibei Mining Holdings Co. Ltd. Class A	3,000	7,720
Hualan Biological Engineering, Inc. Class A	4,810	12,309
Huaneng Power International, Inc. Class A	17,800	19,609
Huaneng Power International, Inc. Class H (d)	338,000	207,565
Huatai Securities Co. Ltd. Class A	5,818	14,631
Huatai Securities Co. Ltd. Class H (c)	102,300	164,892
Huaxia Bank Co. Ltd. Class A	21,500	22,825
Huayu Automotive Systems Co. Ltd. Class A	7,300	18,702
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	17,116
Humanwell Healthcare Group Co. Ltd. Class A	4,400	13,259

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Hunan Valin Steel Co. Ltd. Class A	9,900	$6,648
Hundsun Technologies, Inc. Class A	3,671	11,996
Hygon Information Technology Co. Ltd. Class A	3,538	52,211
IEIT Systems Co. Ltd. Class A	1,848	10,958
Iflytek Co. Ltd. Class A	1,750	11,112
Imeik Technology Development Co. Ltd. Class A	840	28,277
Industrial & Commercial Bank of China Ltd. Class A	84,942	75,006
Industrial & Commercial Bank of China Ltd. Class H	5,304,000	3,168,402
Industrial Bank Co. Ltd. Class A	28,399	78,193
Industrial Securities Co. Ltd. Class A	24,600	23,972
Ingenic Semiconductor Co. Ltd. Class A	700	6,493
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	75,300	18,613
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	5,100	14,436
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,100	7,280
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,300	26,168
Inner Mongolia Yitai Coal Co. Ltd. Class B	85,600	183,526
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,400	5,200
Innovent Biologics, Inc. (a) (c)	92,500	560,895
iQIYI, Inc. ADR (a) (d)	32,900	94,094
JA Solar Technology Co. Ltd. Class A	7,280	14,095
JCET Group Co. Ltd. Class A	2,200	11,106
JD Health International, Inc. (a) (c) (d)	87,200	392,919
JD Logistics, Inc. (a) (c)	158,700	286,038
JD.com, Inc. Class A	180,972	3,893,199
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,100	20,022
Jiangsu Expressway Co. Ltd. Class H	92,000	93,214
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	23,981
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	8,144	60,859
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	19,884
Jiangsu Yanghe Distillery Co. Ltd. Class A	2,300	32,597
Jiangsu Yangnong Chemical Co. Ltd. Class A	520	4,607
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	10,524
Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	$17,503
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	18,592
Jiangxi Copper Co. Ltd. Class A	5,100	17,788
Jiangxi Copper Co. Ltd. Class H	88,000	179,229
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	12,582
Jinko Solar Co. Ltd. Class A	15,328	19,295
Jointown Pharmaceutical Group Co. Ltd. Class A	6,379	5,232
Juneyao Airlines Co. Ltd. Class A	5,000	9,730
Kanzhun Ltd. ADR	20,000	347,200
KE Holdings, Inc. ADR	49,100	977,581
Kingdee International Software Group Co. Ltd. (a)	225,000	260,702
Kingsoft Corp. Ltd.	69,600	264,780
Kuaishou Technology (a) (c) (d)	181,100	1,278,833
Kuang-Chi Technologies Co. Ltd. Class A (a)	7,100	25,342
Kunlun Energy Co. Ltd.	296,000	305,622
Kunlun Tech Co. Ltd. Class A	2,700	14,486
Kweichow Moutai Co. Ltd. Class A	1,699	424,346
LB Group Co. Ltd. Class A	3,500	10,387
Lenovo Group Ltd.	626,000	854,277
Lens Technology Co. Ltd. Class A	9,100	26,590
Lepu Medical Technology Beijing Co. Ltd. Class A	5,300	9,973
Li Auto, Inc. Class A (a)	94,000	1,308,194
Li Ning Co. Ltd.	177,000	448,909
Liaoning Port Co. Ltd. Class A	42,900	9,133
Lingyi iTech Guangdong Co. Class A	10,200	10,945
Longfor Group Holdings Ltd. (c) (d)	163,378	316,344
LONGi Green Energy Technology Co. Ltd. Class A	13,624	34,183
Luxshare Precision Industry Co. Ltd. Class A	7,871	48,877
Luzhou Laojiao Co. Ltd. Class A	1,800	38,502
Mango Excellent Media Co. Ltd. Class A	3,540	13,313
Maxscend Microelectronics Co. Ltd. Class A	1,184	15,715
Meituan Class B (a) (c)	380,930	8,435,141
Metallurgical Corp. of China Ltd. Class A	43,900	20,951
Midea Group Co. Ltd. Class A	4,300	46,732
MINISO Group Holding Ltd. ADR (d)	7,298	128,007
MMG Ltd. (a)	336,000	119,822
Montage Technology Co. Ltd. Class A	676	6,460

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Muyuan Foods Co. Ltd. Class A (a)	6,876	$45,498
Nanjing Securities Co. Ltd. Class A	8,400	11,618
NARI Technology Co. Ltd. Class A	8,341	32,977
National Silicon Industry Group Co. Ltd. Class A	6,226	16,885
NAURA Technology Group Co. Ltd. Class A	500	26,146
NetEase, Inc.	147,625	2,860,323
NetEase, Inc. ADR	1	94
New China Life Insurance Co. Ltd. Class A	4,400	29,184
New China Life Insurance Co. Ltd. Class H	71,100	221,973
New Hope Liuhe Co. Ltd. Class A (a)	10,100	15,023
New Oriental Education & Technology Group, Inc.	113,200	903,560
Ninestar Corp. Class A (a)	3,800	16,468
Ningbo Deye Technology Co. Ltd. Class A	1,260	18,306
Ningbo Joyson Electronic Corp. Class A	1,000	2,465
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,500	19,707
Ningbo Tuopu Group Co. Ltd. Class A	3,770	24,919
Ningxia Baofeng Energy Group Co. Ltd. Class A	6,600	16,362
NIO, Inc. Class A (a)	100,200	726,910
Nongfu Spring Co. Ltd. Class H (c) (d)	156,200	687,743
Offshore Oil Engineering Co. Ltd. Class A	6,200	5,156
Oppein Home Group, Inc. Class A	1,680	15,003
Orient Securities Co. Ltd. Class A	15,292	24,275
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	8,894
PDD Holdings, Inc. ADR (a)	53,100	7,158,411
People's Insurance Co. Group of China Ltd. Class A	19,600	20,836
People's Insurance Co. Group of China Ltd. Class H	652,000	311,416
PetroChina Co. Ltd. Class A	22,700	29,256
PetroChina Co. Ltd. Class H	1,608,000	1,312,484
Pharmaron Beijing Co. Ltd. Class A	4,275	18,539
PICC Property & Casualty Co. Ltd. Class H	531,000	787,528
Ping An Bank Co. Ltd. Class A	20,500	35,765
Ping An Insurance Group Co. of China Ltd. Class A	14,500	118,281
Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	511,500	$3,302,443
Piotech, Inc. Class A	630	12,963
Poly Developments & Holdings Group Co. Ltd. Class A	20,200	31,836
Pop Mart International Group Ltd. (c)	37,400	256,395
Postal Savings Bank of China Co. Ltd. Class A	31,200	23,449
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	598,000	357,992
Power Construction Corp. of China Ltd. Class A	29,600	23,854
Qifu Technology, Inc. ADR	8,900	265,309
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,700	9,812
Rongsheng Petrochemical Co. Ltd. Class A	15,955	23,595
SAIC Motor Corp. Ltd. Class A	6,600	13,797
Sailun Group Co. Ltd. Class A	7,600	17,418
Sanan Optoelectronics Co. Ltd. Class A	11,500	20,474
Sany Heavy Industry Co. Ltd. Class A	12,455	33,599
Satellite Chemical Co. Ltd. Class A	7,186	19,170
SDIC Capital Co. Ltd. Class A	14,600	17,023
SDIC Power Holdings Co. Ltd. Class A	11,000	26,641
Seres Group Co. Ltd. Class A (a)	1,800	23,255
SF Holding Co. Ltd. Class A	5,700	36,634
SG Micro Corp. Class A	877	11,904
Shaanxi Coal Industry Co. Ltd. Class A	12,200	48,077
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	5,000	6,051
Shandong Gold Mining Co. Ltd. Class A	3,028	12,672
Shandong Gold Mining Co. Ltd. Class H (c)	57,750	130,109
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	15,904
Shandong Linglong Tyre Co. Ltd. Class A	4,800	13,813
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	17,579
Shandong Sun Paper Industry JSC Ltd. Class A	3,900	8,403
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	198,800	143,837
Shanghai Baosight Software Co. Ltd. Class A	3,000	14,141
Shanghai Baosight Software Co. Ltd. Class B	54,878	94,116

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	259	$7,798
Shanghai Electric Group Co. Ltd. Class A (a)	19,800	12,788
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,820	19,056
Shanghai International Airport Co. Ltd. Class A	2,968	16,293
Shanghai International Port Group Co. Ltd. Class A	16,300	15,139
Shanghai Lingang Holdings Corp. Ltd. Class A	6,900	11,269
Shanghai M&G Stationery, Inc. Class A	1,600	8,095
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,700	8,159
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	56,600	92,396
Shanghai Pudong Development Bank Co. Ltd. Class A	32,600	47,186
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,554	14,000
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	3,161
Shanghai Rural Commercial Bank Co. Ltd. Class A	22,000	23,356
Shanghai United Imaging Healthcare Co. Ltd. Class A	1,465	26,794
Shanjin International Gold Co. Ltd. Class C	3,460	9,200
Shanxi Coal International Energy Group Co. Ltd. Class A	4,500	8,976
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	18,031
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	11,601
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,580	49,416
Shenergy Co. Ltd. Class A	11,200	13,667
Shengyi Technology Co. Ltd. Class A	6,000	17,866
Shennan Circuits Co. Ltd. Class A	960	15,222
Shenwan Hongyuan Group Co. Ltd. Class A	41,500	33,918
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	5,808
Shenzhen Energy Group Co. Ltd. Class A	12,700	12,684
Shenzhen Inovance Technology Co. Ltd. Class A	3,350	29,893
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,700	71,171
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	14,053
Security Description	Shares	Value
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	$17,829
Shenzhen Transsion Holdings Co. Ltd. Class A	2,021	31,167
Shenzhou International Group Holdings Ltd.	62,500	567,670
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	13,904
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	26,934
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,300	10,516
Sichuan Road & Bridge Group Co. Ltd. Class A	13,300	13,360
Sieyuan Electric Co. Ltd. Class A	1,200	12,671
Silergy Corp.	26,000	384,498
Sinolink Securities Co. Ltd. Class A	8,500	11,914
Sinopharm Group Co. Ltd. Class H	101,600	272,067
Sinotruk Hong Kong Ltd.	50,500	151,809
Smoore International Holdings Ltd. (c) (d)	148,000	245,793
SooChow Securities Co. Ltd. Class A	15,600	18,768
Southwest Securities Co. Ltd. Class A	3,100	2,157
Spring Airlines Co. Ltd. Class A	2,200	19,430
Sungrow Power Supply Co. Ltd. Class A	3,500	49,800
Sunny Optical Technology Group Co. Ltd.	56,300	416,769
Sunwoda Electronic Co. Ltd. Class A	6,200	19,454
SUPCON Technology Co. Ltd. Class A	1,654	11,890
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	9,081
Suzhou Maxwell Technologies Co. Ltd. Class A	921	13,939
Suzhou TFC Optical Communication Co. Ltd. Class A	1,260	18,093
TAL Education Group ADR (a)	31,900	377,696
TBEA Co. Ltd. Class A	12,073	25,255
TCL Technology Group Corp. Class A	33,220	21,740
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	11,250	16,653
Tencent Holdings Ltd.	502,000	28,733,724
Tencent Music Entertainment Group ADR	58,400	703,720
Tianqi Lithium Corp. Class A	3,600	18,106

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Tianshan Aluminum Group Co. Ltd. Class A	3,000	$3,669
Tianshui Huatian Technology Co. Ltd. Class A	9,100	12,144
Tingyi Cayman Islands Holding Corp.	158,000	228,228
Tongcheng Travel Holdings Ltd.	100,400	257,996
TongFu Microelectronics Co. Ltd. Class A	1,500	4,906
Tongkun Group Co. Ltd. Class A	7,400	14,316
Tongling Nonferrous Metals Group Co. Ltd. Class A	17,900	9,872
Tongwei Co. Ltd. Class A	7,500	24,465
Topsports International Holdings Ltd. (c)	148,000	65,735
TravelSky Technology Ltd. Class H	77,000	114,595
Trina Solar Co. Ltd. Class A	6,219	19,922
Trip.com Group Ltd. (a)	42,217	2,668,625
Tsingtao Brewery Co. Ltd. Class A	1,500	16,793
Tsingtao Brewery Co. Ltd. Class H	46,000	360,064
Unigroup Guoxin Microelectronics Co. Ltd. Class A	2,379	21,201
Unisplendour Corp. Ltd. Class A	5,360	18,488
Vipshop Holdings Ltd. ADR	28,288	444,970
Wanda Film Holding Co. Ltd. Class A (a)	5,000	8,923
Wanhua Chemical Group Co. Ltd. Class A	3,700	48,278
Want Want China Holdings Ltd.	349,000	239,930
Weichai Power Co. Ltd. Class A	11,000	24,943
Weichai Power Co. Ltd. Class H	145,000	268,066
Weihai Guangwei Composites Co. Ltd. Class A	1,280	6,021
Wens Foodstuff Group Co. Ltd. Class A	6,640	19,108
Western Mining Co. Ltd. Class A	5,400	14,637
Western Securities Co. Ltd. Class A	14,600	18,128
Western Superconducting Technologies Co. Ltd. Class A	1,083	7,183
Will Semiconductor Co. Ltd. Shanghai Class A	2,275	34,847
Wingtech Technology Co. Ltd. Class A	3,000	14,030
Wintime Energy Group Co. Ltd. Class A (a)	50,600	9,688
Wuhan Guide Infrared Co. Ltd. Class A	13,249	13,895
Wuliangye Yibin Co. Ltd. Class A	4,600	106,813
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	23,986
WuXi AppTec Co. Ltd. Class A	4,733	35,410
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class H (c)	25,291	$177,778
Wuxi Biologics Cayman, Inc. (a) (c)	266,500	600,418
XCMG Construction Machinery Co. Ltd. Class A	19,700	21,871
Xiamen C & D, Inc. Class A	11,400	16,631
Xiamen Tungsten Co. Ltd. Class A	4,600	13,750
Xiaomi Corp. Class B (a) (c)	1,173,700	3,399,839
Xinjiang Daqo New Energy Co. Ltd. Class A	4,059	15,195
Xinyi Solar Holdings Ltd.	394,089	214,104
XPeng, Inc. Class A (a) (d)	93,900	640,104
Yadea Group Holdings Ltd. (c) (d)	94,238	167,669
Yankuang Energy Group Co. Ltd. Class A	3,295	7,862
Yankuang Energy Group Co. Ltd. Class H (d)	234,000	330,778
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	2,821
Yealink Network Technology Corp. Ltd. Class A	3,500	21,144
Yifeng Pharmacy Chain Co. Ltd. Class A	2,139	7,800
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	14,706
Yonyou Network Technology Co. Ltd. Class A (a)	6,878	11,302
Youngor Fashion Co. Ltd. Class A	5,400	6,234
YTO Express Group Co. Ltd. Class A	1,500	3,826
Yum China Holdings, Inc.	29,700	1,337,094
Yunnan Aluminium Co. Ltd. Class A	5,200	10,989
Yunnan Baiyao Group Co. Ltd. Class A	3,078	26,828
Yunnan Energy New Material Co. Ltd. Class A	2,400	11,731
Yunnan Tin Co. Ltd. Class A	1,400	3,261
Yunnan Yuntianhua Co. Ltd. Class A	2,500	8,084
Yutong Bus Co. Ltd. Class A	5,000	18,825
Zangge Mining Co. Ltd. Class A	1,600	6,573
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	18,467
Zhaojin Mining Industry Co. Ltd. Class H (d)	120,500	213,774
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,300	10,904
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	18,476
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	16,571

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	$18,454
Zhejiang Dingli Machinery Co. Ltd. Class A	160	1,355
Zhejiang Expressway Co. Ltd. Class H	104,840	73,425
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	16,319
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	16,360
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	14,347
Zhejiang Juhua Co. Ltd. Class A	4,200	13,365
Zhejiang Leapmotor Technology Co. Ltd. (a) (c) (d)	40,000	172,514
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	11,123
Zhejiang NHU Co. Ltd. Class A	6,516	21,014
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,100	13,960
Zhejiang Supor Co. Ltd. Class A	1,300	10,870
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	13,457
Zhejiang Weixing New Building Materials Co. Ltd. Class A	5,100	10,902
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	7,308
Zheshang Securities Co. Ltd. Class A	11,100	22,855
Zhongji Innolight Co. Ltd. Class A	1,960	43,369
Zhongjin Gold Corp. Ltd. Class A	11,000	23,890
Zhongsheng Group Holdings Ltd.	66,500	123,454
Zhongtai Securities Co. Ltd. Class A	14,300	14,957
Zhuzhou CRRC Times Electric Co. Ltd. Class H	39,000	154,142
Zijin Mining Group Co. Ltd. Class A	27,000	69,982
Zijin Mining Group Co. Ltd. Class H	432,000	982,185
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	18,845
ZTE Corp. Class A	3,400	15,133
ZTE Corp. Class H	60,200	155,780
ZTO Express Cayman, Inc.	32,900	829,753
		157,800,779
COLOMBIA — 0.1%
Bancolombia SA	20,314	176,371
Bancolombia SA Preference Shares	35,385	281,280
Interconexion Electrica SA ESP	34,432	140,895
		598,546
Security Description	Shares	Value
CZECH REPUBLIC — 0.1%
CEZ AS (d)	11,916	$464,373
Komercni Banka AS	5,641	199,235
Moneta Money Bank AS (c)	18,278	89,958
		753,566
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	171,281	299,653
Eastern Co. SAE	115,508	62,178
Talaat Moustafa Group	72,933	96,187
		458,018
GREECE — 0.4%
Alpha Services & Holdings SA	158,175	275,036
Eurobank Ergasias Services & Holdings SA Class A	191,322	439,434
FF Group (a) (e)	3,869	—
Hellenic Telecommunications Organization SA	14,609	252,555
Jumbo SA	8,067	231,382
Metlen Energy & Metals SA	7,653	302,185
National Bank of Greece SA	57,577	493,251
OPAP SA	13,827	246,289
Piraeus Financial Holdings SA	79,993	341,571
Public Power Corp. SA	16,269	218,610
		2,800,313
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (e)	406,100	—
Orient Overseas International Ltd.	10,500	149,237
Sino Biopharmaceutical Ltd.	808,000	388,007
		537,244
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	30,576	229,243
OTP Bank Nyrt	17,027	892,850
Richter Gedeon Nyrt	10,493	324,061
		1,446,154
INDIA — 19.1%
ABB India Ltd.	4,064	390,633
Adani Enterprises Ltd.	11,183	418,469
Adani Green Energy Ltd. (a)	23,976	544,373
Adani Ports & Special Economic Zone Ltd.	41,034	709,124
Adani Power Ltd. (a)	59,175	463,331
Ambuja Cements Ltd.	46,764	352,985
APL Apollo Tubes Ltd.	13,387	253,063
Apollo Hospitals Enterprise Ltd.	7,629	655,388
Ashok Leyland Ltd.	110,431	310,204
Asian Paints Ltd.	29,202	1,160,083
Astral Ltd.	10,341	245,509
AU Small Finance Bank Ltd. (c)	29,123	257,238
Aurobindo Pharma Ltd.	19,618	341,952
Avenue Supermarts Ltd. (a) (c)	12,623	767,657

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Axis Bank Ltd.	174,611	$2,567,452
Bajaj Auto Ltd.	5,078	748,112
Bajaj Finance Ltd.	21,244	1,952,746
Bajaj Finserv Ltd.	29,185	687,265
Bajaj Holdings & Investment Ltd.	1,993	249,590
Balkrishna Industries Ltd.	6,192	225,373
Bank of Baroda	77,119	228,041
Bharat Electronics Ltd.	278,094	946,103
Bharat Forge Ltd.	19,696	356,450
Bharat Heavy Electricals Ltd.	78,276	261,259
Bharat Petroleum Corp. Ltd.	114,724	506,462
Bharti Airtel Ltd.	195,715	3,992,597
Bosch Ltd.	590	265,277
Britannia Industries Ltd.	8,265	625,108
Canara Bank	145,065	192,719
CG Power & Industrial Solutions Ltd.	47,028	425,967
Cholamandalam Investment & Finance Co. Ltd.	32,207	617,996
Cipla Ltd.	40,451	798,437
Coal India Ltd.	140,532	855,505
Colgate-Palmolive India Ltd.	10,542	478,597
Container Corp. of India Ltd.	18,146	198,845
Cummins India Ltd.	10,584	480,700
Dabur India Ltd.	40,041	298,726
Divi's Laboratories Ltd.	9,115	592,069
Dixon Technologies India Ltd.	2,479	408,317
DLF Ltd.	56,262	600,981
Dr. Reddy's Laboratories Ltd.	9,052	729,291
Eicher Motors Ltd.	10,383	622,754
GAIL India Ltd.	173,996	498,913
GMR Airports Infrastructure Ltd. (a)	195,153	219,043
Godrej Consumer Products Ltd.	31,257	519,724
Godrej Properties Ltd. (a)	9,549	360,185
Grasim Industries Ltd.	19,968	666,118
Havells India Ltd.	18,928	454,649
HCL Technologies Ltd.	72,395	1,551,631
HDFC Asset Management Co. Ltd. (c)	7,231	370,976
HDFC Bank Ltd.	325,782	6,733,440
HDFC Life Insurance Co. Ltd. (c)	73,362	628,558
Hero MotoCorp Ltd.	9,084	619,220
Hindalco Industries Ltd.	102,413	924,147
Hindustan Aeronautics Ltd.	15,252	804,567
Hindustan Petroleum Corp. Ltd.	69,073	363,122
Hindustan Unilever Ltd.	62,759	2,215,479
ICICI Bank Ltd.	398,166	6,048,422
ICICI Lombard General Insurance Co. Ltd. (c)	18,255	473,664
ICICI Prudential Life Insurance Co. Ltd. (c)	26,900	250,426
IDFC First Bank Ltd. (a)	278,446	247,042
Indian Hotels Co. Ltd.	65,092	531,836
Indian Oil Corp. Ltd.	213,186	458,292
Security Description	Shares	Value
Indian Railway Catering & Tourism Corp. Ltd.	19,421	$215,192
Indus Towers Ltd. (a)	89,262	418,130
IndusInd Bank Ltd.	21,688	374,643
Info Edge India Ltd.	5,379	519,964
Infosys Ltd.	253,957	5,683,946
InterGlobe Aviation Ltd. (a) (c)	13,184	753,184
ITC Ltd.	228,424	1,412,364
Jindal Stainless Ltd.	26,374	248,787
Jindal Steel & Power Ltd.	26,794	332,410
Jio Financial Services Ltd. (a)	221,846	928,139
JSW Energy Ltd.	27,956	244,545
JSW Steel Ltd.	46,723	574,300
Jubilant Foodworks Ltd.	28,916	235,293
Kotak Mahindra Bank Ltd.	83,403	1,845,139
Larsen & Toubro Ltd.	51,421	2,255,342
LTIMindtree Ltd. (c)	5,578	415,638
Lupin Ltd.	17,590	459,915
Macrotech Developers Ltd. (c)	22,952	338,085
Mahindra & Mahindra Ltd.	71,206	2,629,739
Mankind Pharma Ltd. (a)	8,006	240,817
Marico Ltd.	38,493	319,423
Maruti Suzuki India Ltd.	9,585	1,514,133
Max Healthcare Institute Ltd.	58,948	693,402
Mphasis Ltd.	8,087	290,510
MRF Ltd.	177	292,560
Muthoot Finance Ltd.	8,683	210,529
Nestle India Ltd.	25,631	822,734
NHPC Ltd.	225,367	255,349
NMDC Ltd.	83,056	242,732
NTPC Ltd.	332,718	1,759,647
Oil & Natural Gas Corp. Ltd.	239,205	849,479
Oil India Ltd.	36,615	253,701
Oracle Financial Services Software Ltd.	1,614	220,693
Page Industries Ltd.	493	252,404
PB Fintech Ltd. (a)	22,429	433,572
Persistent Systems Ltd.	7,858	511,081
Petronet LNG Ltd.	60,042	244,714
Phoenix Mills Ltd.	14,964	329,569
PI Industries Ltd.	5,655	314,175
Pidilite Industries Ltd.	11,762	471,512
Polycab India Ltd.	3,953	328,085
Power Finance Corp. Ltd.	115,521	672,783
Power Grid Corp. of India Ltd.	354,450	1,492,432
Prestige Estates Projects Ltd.	10,465	230,433
Punjab National Bank	164,155	210,009
Rail Vikas Nigam Ltd.	39,025	247,488
REC Ltd.	102,352	677,247
Reliance Industries Ltd.	232,855	8,205,793
Samvardhana Motherson International Ltd.	209,902	529,481
SBI Cards & Payment Services Ltd.	20,507	189,332
SBI Life Insurance Co. Ltd. (c)	34,202	752,596
Shree Cement Ltd.	726	227,923

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Shriram Finance Ltd.	21,861	$933,109
Siemens Ltd.	6,842	591,930
Solar Industries India Ltd.	2,030	279,299
Sona Blw Precision Forgings Ltd. (c)	30,697	272,313
SRF Ltd.	10,009	298,337
State Bank of India	136,000	1,278,673
Sun Pharmaceutical Industries Ltd.	73,169	1,682,251
Sundaram Finance Ltd.	4,987	313,685
Supreme Industries Ltd.	4,845	307,673
Suzlon Energy Ltd. (a)	737,285	704,281
Tata Communications Ltd.	9,113	232,144
Tata Consultancy Services Ltd.	69,116	3,520,492
Tata Consumer Products Ltd.	46,702	667,054
Tata Elxsi Ltd.	2,564	236,339
Tata Motors Ltd.	149,267	1,736,049
Tata Power Co. Ltd.	110,233	634,817
Tata Steel Ltd.	569,943	1,146,330
Tech Mahindra Ltd.	41,363	778,482
Thermax Ltd.	3,335	202,970
Titan Co. Ltd.	27,035	1,233,639
Torrent Pharmaceuticals Ltd.	7,661	310,508
Torrent Power Ltd.	13,473	301,932
Trent Ltd.	13,955	1,261,368
Tube Investments of India Ltd.	8,018	414,868
TVS Motor Co. Ltd.	18,160	615,405
UltraTech Cement Ltd.	8,794	1,238,487
Union Bank of India Ltd.	119,852	175,585
United Spirits Ltd.	22,842	433,365
UPL Ltd.	33,298	243,632
Varun Beverages Ltd.	88,015	636,786
Vedanta Ltd.	103,593	633,725
Vodafone Idea Ltd. (a)	1,787,042	220,925
Wipro Ltd.	99,118	640,413
Yes Bank Ltd. (a)	1,091,843	292,891
Zomato Ltd. (a)	504,810	1,646,331
Zydus Lifesciences Ltd.	18,835	240,165
		123,249,548
INDONESIA — 1.6%
Adaro Energy Indonesia Tbk. PT	1,161,000	292,167
Amman Mineral Internasional PT (a)	499,900	306,247
Astra International Tbk. PT	1,530,600	510,537
Bank Central Asia Tbk. PT	4,236,800	2,889,363
Bank Mandiri Persero Tbk. PT	2,844,200	1,300,930
Bank Negara Indonesia Persero Tbk. PT	1,124,300	397,292
Bank Rakyat Indonesia Persero Tbk. PT	5,200,713	1,700,365
Barito Pacific Tbk. PT	2,280,942	158,190
Chandra Asri Pacific Tbk. PT	591,400	331,051
Charoen Pokphand Indonesia Tbk. PT	589,500	183,002
Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk. PT (a)	69,138,500	$301,396
Indah Kiat Pulp & Paper Tbk. PT	207,500	118,552
Indofood CBP Sukses Makmur Tbk. PT	183,600	149,463
Indofood Sukses Makmur Tbk. PT	362,300	168,706
Kalbe Farma Tbk. PT	1,698,100	193,476
Merdeka Copper Gold Tbk. PT (a)	815,524	146,514
Sumber Alfaria Trijaya Tbk. PT	1,433,600	299,219
Telkom Indonesia Persero Tbk. PT	3,845,700	759,488
Unilever Indonesia Tbk. PT	577,400	84,284
United Tractors Tbk. PT	115,800	207,660
		10,497,902
KUWAIT — 0.7%
Boubyan Bank KSCP	109,450	204,378
Gulf Bank KSCP	152,632	151,507
Kuwait Finance House KSCP	781,248	1,832,510
Mabanee Co. KPSC	57,482	157,616
Mobile Telecommunications Co. KSCP	156,802	244,000
National Bank of Kuwait SAKP	603,369	1,745,372
		4,335,383
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	10,272	285,428
MALAYSIA — 1.5%
AMMB Holdings Bhd.	184,900	224,203
Axiata Group Bhd.	216,093	132,061
CELCOMDIGI Bhd.	262,400	236,723
CIMB Group Holdings Bhd.	528,836	1,032,407
Gamuda Bhd.	154,824	303,378
Genting Bhd.	165,600	169,877
Genting Malaysia Bhd.	216,900	127,294
Hong Leong Bank Bhd.	50,500	264,043
IHH Healthcare Bhd.	176,800	306,993
Inari Amertron Bhd.	221,800	155,989
IOI Corp. Bhd.	200,400	182,734
Kuala Lumpur Kepong Bhd.	39,598	197,246
Malayan Banking Bhd.	413,077	1,049,848
Malaysia Airports Holdings Bhd.	72,680	184,366
Maxis Bhd.	181,300	173,672
MISC Bhd.	107,000	202,401
Mr. DIY Group M Bhd. (c)	217,850	112,002
Nestle Malaysia Bhd.	5,400	136,195
Petronas Chemicals Group Bhd.	221,000	302,277
Petronas Dagangan Bhd.	23,300	100,919
Petronas Gas Bhd.	63,600	277,628
PPB Group Bhd.	51,020	178,913
Press Metal Aluminium Holdings Bhd.	291,200	357,335
Public Bank Bhd.	1,108,100	1,225,400
QL Resources Bhd.	130,050	147,601
RHB Bank Bhd.	123,851	185,619

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SD Guthrie Bhd.	159,036	$184,742
Sime Darby Bhd.	198,769	118,582
Sunway Bhd.	168,000	171,117
Telekom Malaysia Bhd.	91,961	149,867
Tenaga Nasional Bhd.	203,800	713,683
YTL Corp. Bhd.	265,400	161,550
YTL Power International Bhd.	197,100	174,945
		9,641,610
MEXICO — 1.9%
Alfa SAB de CV Class A (d)	218,700	179,740
America Movil SAB de CV (d)	1,408,721	1,160,639
Arca Continental SAB de CV (d)	38,400	360,649
Banco del Bajio SA (c) (d)	55,400	130,064
Cemex SAB de CV (d)	1,166,217	717,507
Coca-Cola Femsa SAB de CV	39,535	351,543
Fibra Uno Administracion SA de CV REIT	226,458	264,790
Fomento Economico Mexicano SAB de CV	136,980	1,358,200
Gruma SAB de CV Class B	14,445	269,438
Grupo Aeroportuario del Centro Norte SAB de CV	20,600	174,840
Grupo Aeroportuario del Pacifico SAB de CV Class B (d)	29,585	516,024
Grupo Aeroportuario del Sureste SAB de CV Class B	14,180	403,199
Grupo Bimbo SAB de CV (d)	100,115	346,077
Grupo Carso SAB de CV (d)	43,904	273,028
Grupo Comercial Chedraui SA de CV (d)	21,300	160,777
Grupo Financiero Banorte SAB de CV Class O	197,803	1,407,689
Grupo Financiero Inbursa SAB de CV Class O (a) (d)	143,526	326,562
Grupo Mexico SAB de CV	237,336	1,329,067
Industrias Penoles SAB de CV (a) (d)	15,395	205,251
Kimberly-Clark de Mexico SAB de CV Class A	110,789	179,957
Operadora De Sites Mexicanos SAB de CV (d)	82,000	64,715
Orbia Advance Corp. SAB de CV (d)	72,910	74,056
Prologis Property Mexico SA de CV REIT	74,688	245,417
Promotora y Operadora de Infraestructura SAB de CV	13,215	124,936
Southern Copper Corp.	6,672	771,750
Wal-Mart de Mexico SAB de CV	398,794	1,203,787
		12,599,702
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	12,100	167,464
Credicorp Ltd.	5,100	922,947
		1,090,411
Security Description	Shares	Value
PHILIPPINES — 0.6%
Ayala Corp.	19,835	$237,684
Ayala Land, Inc.	511,700	334,209
Bank of the Philippine Islands	139,991	337,502
BDO Unibank, Inc.	182,818	515,463
International Container Terminal Services, Inc.	78,780	567,961
JG Summit Holdings, Inc.	217,550	107,926
Jollibee Foods Corp.	37,040	177,541
Manila Electric Co.	22,390	175,085
Metropolitan Bank & Trust Co.	132,847	186,335
PLDT, Inc.	6,026	160,227
SM Investments Corp.	16,470	280,978
SM Prime Holdings, Inc.	773,300	445,730
Universal Robina Corp.	63,880	118,213
		3,644,854
POLAND — 0.8%
Alior Bank SA	6,775	163,675
Allegro.eu SA (a) (c)	42,465	385,321
Bank Polska Kasa Opieki SA	13,919	532,988
Budimex SA	995	154,970
CD Projekt SA	4,843	219,850
Dino Polska SA (a) (c)	3,554	324,893
KGHM Polska Miedz SA	10,203	423,806
LPP SA	80	329,276
mBank SA (a)	1,102	177,352
ORLEN SA	43,914	639,542
PGE Polska Grupa Energetyczna SA (a)	72,259	135,616
Powszechna Kasa Oszczednosci Bank Polski SA	66,897	976,173
Powszechny Zaklad Ubezpieczen SA	45,787	502,233
Santander Bank Polska SA	2,693	318,909
		5,284,604
QATAR — 0.8%
Barwa Real Estate Co.	149,590	117,215
Commercial Bank PSQC	252,941	305,669
Dukhan Bank	151,529	160,643
Industries Qatar QSC	114,275	409,268
Masraf Al Rayan QSC	456,954	309,991
Mesaieed Petrochemical Holding Co.	413,905	185,297
Ooredoo QPSC	63,993	205,987
Qatar Electricity & Water Co. QSC	33,938	147,180
Qatar Fuel QSC	47,823	200,302
Qatar Gas Transport Co. Ltd.	208,491	249,090
Qatar International Islamic Bank QSC	79,002	238,460
Qatar Islamic Bank QPSC	137,629	807,025
Qatar National Bank QPSC	352,097	1,639,122
		4,975,249
ROMANIA — 0.1%
NEPI Rockcastle NV (d)	42,238	357,586

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
RUSSIA — 0.0%
Alrosa PJSC (e)	308,085	$—
Gazprom PJSC (e)	1,420,638	—
GMK Norilskiy Nickel PAO (e)	757,200	—
Inter RAO UES PJSC (e)	4,533,728	—
LUKOIL PJSC (e)	49,922	—
Mobile TeleSystems PJSC (e)	13,301	—
Mobile TeleSystems PJSC ADR (a) (e)	48,094	—
Moscow Exchange MICEX-RTS PJSC (e)	172,751	—
Novatek PJSC (e)	91,850	—
Novatek PJSC GDR (a) (e)	930	—
Novolipetsk Steel PJSC (e)	181,543	—
Ozon Holdings PLC ADR (a) (d) (e)	6,064	—
PhosAgro PJSC (a) (e)	106	—
PhosAgro PJSC GDR (a) (e)	16,519	—
Polyus PJSC (a) (e)	4,021	—
Rosneft Oil Co. PJSC (e)	140,958	—
Sberbank of Russia PJSC (e)	1,296,064	—
Severstal PAO (e)	25,372	—
Surgutneftegas PJSC (e)	874,000	—
Surgutneftegas PJSC Preference Shares (e)	807,200	—
Tatneft PJSC (e)	170,112	—
TCS Group Holding PLC GDR (a) (e)	346	—
United Co. RUSAL International PJSC (a) (e)	365,310	—
VK IPJSC GDR (a) (e)	12,460	—
VTB Bank PJSC (a) (e)	76,130	—
		—
SAUDI ARABIA — 3.7%
ACWA Power Co.	11,158	1,471,117
Ades Holding Co.	27,207	145,920
Advanced Petrochemical Co. (a)	9,937	102,776
Al Rajhi Bank	149,746	3,480,794
Al Rajhi Co. for Co-operative Insurance (a)	2,950	150,826
Alinma Bank	93,052	706,931
Almarai Co. JSC	19,556	287,757
Arab National Bank	70,740	360,168
Arabian Internet & Communications Services Co.	1,840	138,316
Bank AlBilad	46,306	486,340
Bank Al-Jazira (a)	39,896	182,496
Banque Saudi Fransi	46,500	399,131
Bupa Arabia for Cooperative Insurance Co.	6,437	355,533
Co. for Cooperative Insurance	5,885	231,547
Dallah Healthcare Co.	2,883	123,731
Dar Al Arkan Real Estate Development Co. (a)	40,413	168,055
Security Description	Shares	Value
Dr. Sulaiman Al Habib Medical Services Group Co.	6,623	$523,640
Elm Co.	1,814	562,565
Etihad Etisalat Co.	28,454	389,864
Jarir Marketing Co.	47,559	166,585
Mobile Telecommunications Co. Saudi Arabia	34,715	101,423
Mouwasat Medical Services Co.	7,874	209,685
Nahdi Medical Co.	3,184	111,695
Power & Water Utility Co. for Jubail & Yanbu	6,342	101,772
Riyad Bank	113,641	754,901
SABIC Agri-Nutrients Co.	17,755	562,269
Sahara International Petrochemical Co.	28,946	226,466
SAL Saudi Logistics Services	1,905	148,687
Saudi Arabian Mining Co. (a)	98,355	1,279,449
Saudi Arabian Oil Co. (c)	332,604	2,402,721
Saudi Aramco Base Oil Co.	3,606	127,461
Saudi Awwal Bank	78,109	721,458
Saudi Basic Industries Corp.	68,585	1,369,360
Saudi Electricity Co.	65,915	292,729
Saudi Industrial Investment Group	26,303	137,286
Saudi Investment Bank	48,717	169,342
Saudi Kayan Petrochemical Co. (a)	59,287	132,753
Saudi National Bank	224,379	2,051,554
Saudi Research & Media Group (a)	2,665	204,169
Saudi Tadawul Group Holding Co.	3,578	216,317
Saudi Telecom Co.	152,505	1,776,528
Savola Group (a)	43,366	312,119
Yanbu National Petrochemical Co.	20,206	229,993
		24,074,229
SOUTH AFRICA — 2.8%
Absa Group Ltd.	64,359	655,224
Anglo American Platinum Ltd.	4,916	176,976
Aspen Pharmacare Holdings Ltd.	29,790	337,098
Bid Corp. Ltd. (d)	25,428	653,315
Bidvest Group Ltd. (d)	26,120	443,794
Capitec Bank Holdings Ltd.	6,627	1,170,809
Clicks Group Ltd.	18,784	432,710
Discovery Ltd.	40,707	405,830
Exxaro Resources Ltd. (d)	19,341	193,113
FirstRand Ltd.	385,120	1,856,264
Gold Fields Ltd.	68,140	1,062,996
Harmony Gold Mining Co. Ltd.	42,922	443,704
Impala Platinum Holdings Ltd. (a)	70,857	397,860
Kumba Iron Ore Ltd.	5,444	126,682
MTN Group Ltd.	130,440	695,100
Naspers Ltd. Class N	13,616	3,314,537

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Nedbank Group Ltd. (d)	36,135	$626,913
Northam Platinum Holdings Ltd. (d)	26,435	167,269
Old Mutual Ltd. (d)	358,068	284,667
OUTsurance Group Ltd.	64,640	217,711
Pepkor Holdings Ltd. (c)	178,307	249,262
Remgro Ltd.	39,768	363,076
Sanlam Ltd.	139,399	711,859
Sasol Ltd.	45,017	303,161
Shoprite Holdings Ltd. (d)	38,125	654,380
Sibanye Stillwater Ltd. (a)	214,962	222,665
Standard Bank Group Ltd.	101,989	1,434,327
Vodacom Group Ltd.	46,844	297,578
Woolworths Holdings Ltd. (d)	70,254	277,673
		18,176,553
SOUTH KOREA — 10.3%
Alteogen, Inc. (a)	3,070	767,676
Amorepacific Corp.	2,356	266,102
Celltrion Pharm, Inc. (a)	1,566	82,270
Celltrion, Inc.	11,585	1,731,061
CJ CheilJedang Corp.	673	156,452
CosmoAM&T Co. Ltd. (a)	1,961	188,047
Coway Co. Ltd.	4,421	225,496
DB Insurance Co. Ltd.	3,446	295,929
Doosan Bobcat, Inc.	4,391	136,327
Doosan Enerbility Co. Ltd. (a)	34,244	468,999
Ecopro BM Co. Ltd. (a)	3,699	521,882
Ecopro Co. Ltd. (a)	7,553	511,735
Ecopro Materials Co. Ltd. (a)	1,112	114,712
Enchem Co. Ltd. (a)	897	124,703
GS Holdings Corp.	3,700	120,391
Hana Financial Group, Inc.	22,244	1,000,189
Hanjin Kal Corp.	1,665	105,041
Hankook Tire & Technology Co. Ltd.	6,026	191,005
Hanmi Pharm Co. Ltd.	463	113,829
Hanmi Semiconductor Co. Ltd.	3,403	281,827
Hanwha Aerospace Co. Ltd.	2,511	570,262
Hanwha Industrial Solutions Co. Ltd. (a)	2,781	70,817
Hanwha Ocean Co. Ltd. (a)	7,324	171,101
Hanwha Solutions Corp.	8,922	176,366
HD Hyundai Co. Ltd.	3,223	188,544
HD Hyundai Electric Co. Ltd.	1,766	444,977
HD Hyundai Heavy Industries Co. Ltd. (a)	1,664	234,897
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,210	460,746
HLB, Inc. (a)	9,156	600,038
HMM Co. Ltd.	18,969	268,789
HYBE Co. Ltd.	1,612	208,080
Hyundai Engineering & Construction Co. Ltd.	6,288	146,658
Hyundai Glovis Co. Ltd.	2,904	271,147
Hyundai Mobis Co. Ltd.	4,703	782,215
Hyundai Motor Co.	10,387	1,938,081
Security Description	Shares	Value
Hyundai Motor Co. Preference Shares (b)	2,683	$359,867
Hyundai Motor Co. Preference Shares (b)	1,834	238,278
Hyundai Steel Co.	6,705	143,052
Industrial Bank of Korea	20,865	222,898
Kakao Corp.	24,163	667,961
KakaoBank Corp.	13,477	217,969
KB Financial Group, Inc.	29,243	1,809,099
Kia Corp.	18,286	1,396,935
Korea Aerospace Industries Ltd.	5,455	217,332
Korea Electric Power Corp.	19,022	298,923
Korea Investment Holdings Co. Ltd.	3,214	180,399
Korea Zinc Co. Ltd.	628	330,400
Korean Air Lines Co. Ltd.	13,711	236,433
Krafton, Inc. (a)	2,214	579,869
KT Corp.	2,389	73,440
KT&G Corp.	7,898	657,714
Kum Yang Co. Ltd. (a)	2,723	108,903
Kumho Petrochemical Co. Ltd.	1,261	152,261
L&F Co. Ltd. (a)	2,052	178,100
LG Chem Ltd.	3,819	1,041,121
LG Chem Ltd. Preference Shares	622	115,344
LG Corp.	7,429	449,364
LG Display Co. Ltd. (a)	22,543	188,591
LG Electronics, Inc.	8,220	655,614
LG Energy Solution Ltd. (a)	3,629	1,150,280
LG H&H Co. Ltd.	750	217,366
LG Innotek Co. Ltd.	1,138	189,710
LG Uplus Corp.	16,234	121,783
Lotte Chemical Corp.	1,468	113,942
LS Electric Co. Ltd.	1,103	137,738
Meritz Financial Group, Inc.	7,208	535,212
Mirae Asset Securities Co. Ltd.	17,221	110,882
NAVER Corp.	9,893	1,281,543
NCSoft Corp.	1,139	166,360
Netmarble Corp. (a) (c)	1,975	89,862
NH Investment & Securities Co. Ltd.	8,529	87,527
Orion Corp.	1,821	135,771
Posco DX Co. Ltd.	4,045	94,343
POSCO Future M Co. Ltd.	2,444	467,233
POSCO Holdings, Inc.	5,478	1,612,778
Posco International Corp.	4,259	185,967
Samsung Biologics Co. Ltd. (a) (c)	1,353	1,010,844
Samsung C&T Corp.	6,748	711,076
Samsung E&A Co. Ltd. (a)	11,662	196,195
Samsung Electro-Mechanics Co. Ltd.	4,265	432,142
Samsung Electronics Co. Ltd.	366,082	17,216,520
Samsung Electronics Co. Ltd. Preference Shares	62,856	2,446,563
Samsung Fire & Marine Insurance Co. Ltd.	2,333	614,605

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Samsung Heavy Industries Co. Ltd. (a)	49,772	$381,749
Samsung Life Insurance Co. Ltd.	6,032	429,902
Samsung SDI Co. Ltd.	4,185	1,211,304
Samsung SDS Co. Ltd.	3,254	384,946
Shinhan Financial Group Co. Ltd.	32,994	1,400,296
SK Biopharmaceuticals Co. Ltd. (a)	2,424	192,778
SK Bioscience Co. Ltd. (a)	2,195	92,990
SK Hynix, Inc.	41,749	5,574,195
SK Innovation Co. Ltd. (a)	4,779	427,943
SK Square Co. Ltd. (a)	7,128	440,424
SK Telecom Co. Ltd.	3,739	159,830
SK, Inc.	2,717	318,303
SKC Co. Ltd. (a)	1,467	160,644
S-Oil Corp.	3,600	168,479
Woori Financial Group, Inc.	47,789	566,437
Yuhan Corp.	4,421	482,094
		66,174,814
TAIWAN — 17.2%
Accton Technology Corp.	39,000	655,618
Acer, Inc.	227,000	292,658
Advantech Co. Ltd.	36,697	372,809
Alchip Technologies Ltd.	6,000	374,449
ASE Technology Holding Co. Ltd.	254,307	1,213,416
Asia Cement Corp.	185,000	279,138
Asia Vital Components Co. Ltd.	25,000	466,086
Asustek Computer, Inc.	54,000	943,611
AUO Corp.	499,200	268,951
Catcher Technology Co. Ltd.	47,000	351,239
Cathay Financial Holding Co. Ltd.	726,634	1,526,904
Chailease Holding Co. Ltd.	114,355	590,809
Chang Hwa Commercial Bank Ltd.	457,047	258,516
Cheng Shin Rubber Industry Co. Ltd.	143,000	234,067
China Airlines Ltd.	232,000	157,616
China Steel Corp.	913,000	667,876
Chunghwa Telecom Co. Ltd.	289,000	1,146,082
Compal Electronics, Inc.	332,000	349,347
CTBC Financial Holding Co. Ltd.	1,196,040	1,300,105
Delta Electronics, Inc.	149,000	1,791,494
E Ink Holdings, Inc.	67,000	620,321
E.Sun Financial Holding Co. Ltd.	1,094,069	969,732
Eclat Textile Co. Ltd.	14,550	250,573
eMemory Technology, Inc.	5,000	415,528
Eva Airways Corp.	210,000	248,843
Evergreen Marine Corp. Taiwan Ltd.	78,300	497,316
Far Eastern New Century Corp.	220,000	266,949
Far EasTone Telecommunications Co. Ltd.	138,000	395,513
Security Description	Shares	Value
Feng TAY Enterprise Co. Ltd.	39,204	$193,254
First Financial Holding Co. Ltd.	872,138	755,110
Formosa Chemicals & Fibre Corp.	277,000	380,315
Formosa Plastics Corp.	292,000	493,641
Fortune Electric Co. Ltd.	9,900	196,771
Fubon Financial Holding Co. Ltd.	625,331	1,786,293
Gigabyte Technology Co. Ltd.	40,000	326,734
Global Unichip Corp.	7,000	243,313
Globalwafers Co. Ltd.	20,000	287,552
Hon Hai Precision Industry Co. Ltd.	953,800	5,651,099
Hotai Motor Co. Ltd.	23,520	526,936
Hua Nan Financial Holdings Co. Ltd.	686,043	557,133
Innolux Corp.	581,563	296,786
Inventec Corp.	211,000	287,365
KGI Financial Holding Co. Ltd.	1,211,826	631,827
Largan Precision Co. Ltd.	8,000	642,093
Lite-On Technology Corp.	157,958	496,637
MediaTek, Inc.	116,000	4,306,953
Mega Financial Holding Co. Ltd.	903,640	1,122,179
Micro-Star International Co. Ltd.	54,000	296,905
Nan Ya Plastics Corp.	390,000	566,887
Nanya Technology Corp. (a)	100,000	149,622
Nien Made Enterprise Co. Ltd.	14,000	225,617
Novatek Microelectronics Corp.	44,000	720,206
Pegatron Corp.	153,000	497,970
PharmaEssentia Corp. (a)	18,000	361,746
Pou Chen Corp.	177,000	202,188
President Chain Store Corp.	45,000	419,478
Quanta Computer, Inc.	206,000	1,718,484
Realtek Semiconductor Corp.	37,000	550,677
Ruentex Development Co. Ltd.	115,636	178,863
Shanghai Commercial & Savings Bank Ltd.	295,813	360,810
Shin Kong Financial Holding Co. Ltd. (a)	1,112,529	423,616
SinoPac Financial Holdings Co. Ltd.	819,118	627,672
Synnex Technology International Corp.	100,700	230,697
Taishin Financial Holding Co. Ltd.	891,185	518,155
Taiwan Business Bank	514,345	259,233
Taiwan Cooperative Financial Holding Co. Ltd.	820,051	671,143
Taiwan High Speed Rail Corp.	151,000	141,235
Taiwan Mobile Co. Ltd.	136,000	494,209
Taiwan Semiconductor Manufacturing Co. Ltd.	1,888,000	57,093,707
TCC Group Holdings Co. Ltd.	520,655	556,085
Unimicron Technology Corp.	104,000	473,228
Uni-President Enterprises Corp.	367,000	1,011,246
United Microelectronics Corp.	860,000	1,462,026

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Vanguard International Semiconductor Corp.	72,000	$235,476
Voltronic Power Technology Corp.	5,000	319,941
Walsin Lihwa Corp.	220,115	243,440
Wan Hai Lines Ltd.	56,470	174,871
Winbond Electronics Corp. (a)	267,827	180,687
Wistron Corp.	209,000	667,025
Wiwynn Corp.	7,000	379,347
WPG Holdings Ltd.	125,880	298,327
Yageo Corp.	31,106	612,360
Yang Ming Marine Transport Corp.	131,000	285,624
Yuanta Financial Holding Co. Ltd.	786,092	787,421
Zhen Ding Technology Holding Ltd.	49,000	175,738
		110,659,519
THAILAND — 1.5%
Advanced Info Service PCL	90,900	734,488
Airports of Thailand PCL	327,200	650,790
Bangkok Dusit Medical Services PCL Class F	843,500	786,419
Bangkok Expressway & Metro PCL	629,499	159,441
Bumrungrad Hospital PCL	41,700	348,607
Central Pattana PCL	151,000	314,412
Central Retail Corp. PCL	154,158	148,517
Charoen Pokphand Foods PCL	270,700	201,905
CP ALL PCL	449,600	915,199
CP Axtra PCL	144,400	145,847
Delta Electronics Thailand PCL	238,500	793,085
Gulf Energy Development PCL	220,160	389,997
Home Product Center PCL	396,300	128,087
Intouch Holdings PCL	71,100	204,390
Kasikornbank PCL	41,600	193,924
Krung Thai Bank PCL	288,500	184,697
Krungthai Card PCL	55,900	84,690
Minor International PCL	247,795	217,550
PTT Exploration & Production PCL	104,900	427,066
PTT Global Chemical PCL	157,100	146,469
PTT Oil & Retail Business PCL	257,100	140,625
PTT PCL	759,100	802,095
SCB X PCL	68,100	230,686
SCG Packaging PCL	108,800	98,056
Siam Cement PCL	58,654	439,301
Thai Oil PCL	84,740	134,968
TMBThanachart Bank PCL	2,036,500	124,680
True Corp. PCL (a)	741,274	258,015
		9,404,006
TURKEY — 0.6%
Akbank TAS	230,031	414,479
Anadolu Efes Biracilik Ve Malt Sanayii AS	15,086	86,622
Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret AS	101,250	$175,477
BIM Birlesik Magazalar AS	34,080	494,693
Coca-Cola Icecek AS	67,254	112,132
Eregli Demir ve Celik Fabrikalari TAS	108,734	170,159
Ford Otomotiv Sanayi AS	4,648	124,809
Haci Omer Sabanci Holding AS	82,515	234,966
KOC Holding AS	59,819	329,302
Pegasus Hava Tasimaciligi AS (a)	17,233	120,625
Sasa Polyester Sanayi AS (a)	847,480	106,594
Tofas Turk Otomobil Fabrikasi AS	9,917	62,512
Turk Hava Yollari AO (a)	40,182	334,975
Turkcell Iletisim Hizmetleri AS	85,732	238,735
Turkiye Is Bankasi AS Class C	627,002	257,864
Turkiye Petrol Rafinerileri AS	69,844	317,071
Turkiye Sise ve Cam Fabrikalari AS	111,252	140,256
Yapi ve Kredi Bankasi AS	269,295	243,559
		3,964,830
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	221,636	508,079
Abu Dhabi Islamic Bank PJSC	109,507	379,235
Abu Dhabi National Oil Co. for Distribution PJSC	251,419	247,107
ADNOC Drilling Co. PJSC	240,182	309,301
Aldar Properties PJSC	298,371	610,877
Americana Restaurants International PLC - Foreign Co.	216,227	156,004
Dubai Islamic Bank PJSC	229,000	392,785
Emaar Properties PJSC	504,699	1,198,196
Emirates NBD Bank PJSC	143,937	795,513
Emirates Telecommunications Group Co. PJSC	267,797	1,348,828
First Abu Dhabi Bank PJSC	336,595	1,259,138
Multiply Group PJSC (a)	247,008	158,709
		7,363,772
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	32,519	866,148
UNITED STATES — 0.1%
JBS SA	60,900	353,716
Legend Biotech Corp. ADR (a) (d)	5,600	272,888
		626,604
TOTAL COMMON STOCKS (Cost $389,745,853)		614,424,948

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
WARRANTS — 2.7%
SWITZERLAND — 2.7%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	$7,275,611
UBS AG (expiring 06/04/27) (a)	4,202	5,642,681
UBS AG (expiring 11/26/27) (a)	3,600	4,719,751
TOTAL WARRANTS (Cost $15,894,439)		17,638,043
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	17,755,083	17,755,083
State Street Navigator Securities Lending Portfolio II (i) (j)	7,330,875	7,330,875
TOTAL SHORT-TERM INVESTMENTS (Cost $25,085,958)		25,085,958
TOTAL INVESTMENTS — 101.9% (Cost $430,726,250)		657,148,949
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(12,453,060)
NET ASSETS — 100.0%		$644,695,889
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at September 30, 2024.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	217	12/20/2024	$12,172,606	$12,723,795	$551,189
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$604,878,379	$9,546,569	$0(a)	$614,424,948
Warrants	—	17,638,043	—	17,638,043
Short-Term Investments	25,085,958	—	—	25,085,958
TOTAL INVESTMENTS	$629,964,337	$27,184,612	$0	$657,148,949
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$551,189	$—	$—	$551,189
TOTAL OTHER FINANCIAL INSTRUMENTS:	$551,189	$—	$—	$551,189
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
Top Five Sectors as of September 30, 2024

Description	% of Net Assets
Financials	24.5%
Information Technology	21.5
Consumer Discretionary	13.5
Communication Services	9.2
Materials	6.2
TOTAL	74.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,882,990	$2,884,143	$86,279,235	$89,161,617	$(2,149)	$388	—	$—	$278,271
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	18,853,343	1,098,260	—	—	17,755,083	17,755,083	37,815
State Street Navigator Securities Lending Portfolio II	7,460,876	7,460,876	30,203,760	30,333,761	—	—	7,330,875	7,330,875	11,943
Total		$10,345,019	$135,336,338	$120,593,638	$(2,149)	$388		$25,085,958	$328,029
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
September 30, 2024 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.5%
UNITED STATES — 98.5%
State Street International Developed Equity Portfolio (a) (Cost $2,345,801,784)		$3,573,982,429
SHORT-TERM INVESTMENT — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c) (Cost $90,883,216)	90,883,216	90,883,216
TOTAL INVESTMENTS — 101.0% (Cost $2,436,685,000)		3,664,865,645
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(35,106,498)
NET ASSETS — 100.0%		$3,629,759,147

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
At September 30, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD276,353,960	AUD398,348,050	10/02/2024	$85
Bank of America N.A.	USD1,234,616	CHF1,036,000	10/02/2024	(6,473)
Bank of America N.A.	USD135,525,648	DKK905,243,566	10/02/2024	—
Bank of America N.A.	USD4,017,402	EUR3,614,000	10/02/2024	16,004
Bank of America N.A.	USD61,313,681	HKD476,208,035	10/02/2024	(5,920)
Bank of America N.A.	USD12,816,672	ILS47,674,174	10/02/2024	—
Bank of America N.A.	USD2,824,702	JPY400,086,000	10/02/2024	(27,680)
Bank of America N.A.	USD20,923,748	NOK220,382,520	10/02/2024	—
Bank of America N.A.	USD6,574,741	NZD10,333,581	10/02/2024	1
Bank of America N.A.	USD396,564	SEK4,065,000	10/02/2024	4,458
Bank of America N.A.	USD119,533,525	SEK1,211,663,531	10/02/2024	—
Bank of America N.A.	USD42,194,461	SGD54,093,299	10/02/2024	—
Bank of America N.A.	JPY295,623,000	USD2,086,310	10/02/2024	19,594
Bank of America N.A.	GBP1,012,000	USD1,336,008	10/02/2024	(21,438)
Bank of America N.A.	AUD398,348,050	USD276,485,415	11/04/2024	(9,645)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	NOK220,382,520	USD20,930,704	11/04/2024	$(294)
Bank of America N.A.	ILS47,674,174	USD12,824,602	11/04/2024	(1,522)
Bank of America N.A.	NZD10,333,581	USD6,575,257	11/04/2024	(156)
Bank of America N.A.	SGD54,093,299	USD42,264,517	11/04/2024	(660)
Bank of America N.A.	HKD476,208,035	USD61,330,264	11/04/2024	(3,950)
Bank of America N.A.	SEK1,211,663,531	USD119,719,542	11/04/2024	(3,206)
Bank of America N.A.	DKK905,243,566	USD135,755,311	11/04/2024	(5,782)
Bank of Montreal	USD2,298,826	SGD2,991,000	10/02/2024	34,247
Bank of Montreal	USD7,153,148	GBP5,333,000	11/04/2024	108
Bank of Montreal	EUR16,807,000	USD18,782,764	11/04/2024	(424)
Barclays Capital PLC	USD452,983	DKK3,040,000	10/02/2024	2,141
Barclays Capital PLC	USD49,792,740	JPY7,219,315,000	10/02/2024	677,862
Barclays Capital PLC	USD6,788,636	CHF5,705,000	11/04/2024	(40)
Barclays Capital PLC	USD7,985,256	DKK53,245,000	11/04/2024	(2)
Barclays Capital PLC	USD633,580	NOK6,671,000	11/04/2024	4
Barclays Capital PLC	SEK33,646,000	USD3,324,381	11/04/2024	(133)
Citibank N.A.	USD6,278,163	AUD9,246,000	10/02/2024	136,251
Citibank N.A.	USD3,315,260	EUR2,991,000	10/02/2024	22,846
Citibank N.A.	USD18,500,352	GBP14,073,000	10/02/2024	376,456
HSBC Bank USA	USD4,063,666	CHF3,436,000	10/02/2024	9,596
HSBC Bank USA	USD367,098,063	CHF309,665,571	10/02/2024	—
HSBC Bank USA	USD501,715	NOK5,311,000	10/02/2024	2,527
HSBC Bank USA	SEK3,950,000	USD386,313	10/02/2024	(3,364)
HSBC Bank USA	EUR542,015,657	USD600,742,512	10/02/2024	(4,174,200)
HSBC Bank USA	CHF309,665,571	USD368,474,026	11/04/2024	(8,769)
JP Morgan Chase Bank, N.A.	USD549,431,107	GBP409,610,547	10/02/2024	(313)
JP Morgan Chase Bank, N.A.	GBP424,041,547	USD557,442,897	10/02/2024	(11,344,908)
JP Morgan Chase Bank, N.A.	AUD3,974,000	USD2,758,329	11/04/2024	(41)
JP Morgan Chase Bank, N.A.	HKD46,579,000	USD5,998,838	11/04/2024	(402)
JP Morgan Chase Bank, N.A.	GBP409,610,547	USD549,414,927	11/04/2024	(3,579)
JP Morgan Chase Bank, N.A.	USD4,970,112	JPY707,660,000	11/05/2024	117
Morgan Stanley Bank, N.A.	EUR2,671,000	USD2,970,610	10/02/2024	(10,360)
Royal Bank of Canada	USD1,801,803	GBP1,370,000	10/02/2024	35,845
Societe Generale	SGD3,070,000	USD2,398,606	11/04/2024	(103)
Standard Chartered Bank	USD891,440	AUD1,333,000	10/02/2024	33,329
Standard Chartered Bank	SEK1,211,778,531	USD118,508,218	10/02/2024	(1,036,652)
Standard Chartered Bank	ILS47,674,174	USD13,154,036	10/02/2024	337,365
Standard Chartered Bank	HKD476,208,035	USD61,120,485	10/02/2024	(187,276)
Standard Chartered Bank	NOK225,693,520	USD21,320,806	10/02/2024	(107,185)
Standard Chartered Bank	DKK908,283,566	USD135,010,564	10/02/2024	(970,208)
Standard Chartered Bank	AUD407,942,050	USD276,980,414	10/02/2024	(6,029,470)
Standard Chartered Bank	SGD57,084,299	USD43,870,841	10/02/2024	(656,694)
Standard Chartered Bank	NZD10,333,581	USD6,465,701	10/02/2024	(109,041)
Standard Chartered Bank	AUD985,000	USD666,454	10/02/2024	(16,890)
Standard Chartered Bank	CHF765,000	USD905,761	10/02/2024	(1,121)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Toronto-Dominion Bank	USD602,721,304	EUR540,048,657	10/02/2024	$137
Toronto-Dominion Bank	EUR542,015,657	USD600,743,595	10/02/2024	(4,173,116)
Toronto-Dominion Bank	EUR540,048,657	USD603,532,997	11/04/2024	(15,258)
UBS AG	USD602,732,105	EUR540,048,657	10/02/2024	(10,664)
UBS AG	CHF313,372,571	USD370,602,928	10/02/2024	(889,658)
UBS AG	EUR540,048,657	USD603,553,519	11/04/2024	5,264
Westpac Banking Corp.	USD835,723,256	JPY119,541,854,610	10/02/2024	—
Westpac Banking Corp.	JPY126,865,632,610	USD874,974,620	10/02/2024	(11,949,545)
Westpac Banking Corp.	JPY119,541,854,610	USD839,589,571	11/05/2024	(9,140)
Total				$(40,081,045)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	425	12/20/2024	$51,747,980	$52,865,750	$1,117,770
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,573,982,429	$—	$—	$3,573,982,429
Short-Term Investment	90,883,216	—	—	90,883,216
TOTAL INVESTMENTS	$3,664,865,645	$—	$—	$3,664,865,645
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$1,651,131	$—	$1,651,131
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(41,732,176)	—	(41,732,176)
Futures Contracts - Unrealized Appreciation	1,117,770	—	—	1,117,770
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,117,770	$(40,081,045)	$—	$(38,963,275)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,384,867	$91,421,421	$372,607,773	$464,018,778	$5,348	$(15,764)	—	$—	$4,938,056
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	94,141,534	3,258,318	—	—	90,883,216	90,883,216	237,125
Total		$91,421,421	$466,749,307	$467,277,096	$5,348	$(15,764)		$90,883,216	$5,175,181
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.7%
AUSTRALIA — 7.6%
Ampol Ltd.	49,395	$1,046,196
ANZ Group Holdings Ltd.	598,670	12,659,180
APA Group Stapled Security	257,937	1,388,604
Aristocrat Leisure Ltd.	116,265	4,726,610
ASX Ltd.	38,835	1,722,389
BHP Group Ltd.	1,012,613	32,286,922
BlueScope Steel Ltd.	91,093	1,402,946
Brambles Ltd.	268,717	3,547,620
CAR Group Ltd.	71,079	1,847,193
Cochlear Ltd.	13,240	2,591,068
Coles Group Ltd.	258,005	3,232,578
Commonwealth Bank of Australia	333,512	31,325,729
Computershare Ltd.	106,029	1,858,802
Dexus REIT	210,234	1,105,542
Endeavour Group Ltd.	319,135	1,111,428
Fortescue Ltd.	339,965	4,877,394
Glencore PLC (a)	2,074,824	11,903,163
Goodman Group REIT	336,738	8,641,310
GPT Group REIT	374,436	1,293,630
Insurance Australia Group Ltd.	478,208	2,441,731
Lottery Corp. Ltd.	442,593	1,572,091
Macquarie Group Ltd.	72,869	11,746,974
Medibank Pvt Ltd.	581,059	1,471,351
Mineral Resources Ltd. (b)	34,833	1,257,567
Mirvac Group REIT	797,874	1,190,079
National Australia Bank Ltd.	614,584	15,924,837
Northern Star Resources Ltd.	224,657	2,489,018
Orica Ltd.	97,898	1,259,856
Origin Energy Ltd.	337,307	2,342,408
Pilbara Minerals Ltd. (a) (b)	527,481	1,196,624
Pro Medicus Ltd.	12,004	1,484,426
Qantas Airways Ltd. (a)	166,782	858,531
QBE Insurance Group Ltd.	302,113	3,466,634
Ramsay Health Care Ltd.	34,732	1,002,848
REA Group Ltd. (b)	9,983	1,392,067
Reece Ltd. (b)	48,540	959,727
Rio Tinto Ltd.	73,320	6,568,296
Rio Tinto PLC	225,089	15,998,898
Santos Ltd.	663,282	3,230,267
Scentre Group REIT	1,008,455	2,553,598
SEEK Ltd. (b)	70,304	1,212,019
Seven Group Holdings Ltd.	41,736	1,241,563
Sonic Healthcare Ltd.	85,913	1,622,967
South32 Ltd.	869,994	2,275,416
Stockland REIT	474,699	1,725,650
Suncorp Group Ltd.	257,889	3,236,492
Telstra Group Ltd.	792,374	2,132,873
Transurban Group Stapled Security	613,177	5,585,393
Treasury Wine Estates Ltd.	157,053	1,307,467
Vicinity Ltd. REIT	773,415	1,185,791
Washington H Soul Pattinson & Co. Ltd. (b)	46,036	1,109,828
Security Description	Shares	Value
Wesfarmers Ltd.	227,074	$11,095,023
Westpac Banking Corp.	690,746	15,200,388
WiseTech Global Ltd.	32,570	3,099,869
Woodside Energy Group Ltd.	372,546	6,513,037
Woolworths Group Ltd.	242,265	5,596,777
		273,116,685
AUSTRIA — 0.2%
Erste Group Bank AG	66,292	3,643,771
Mondi PLC	88,803	1,692,636
OMV AG	31,517	1,349,296
Verbund AG	14,316	1,190,314
voestalpine AG	22,739	593,335
		8,469,352
BELGIUM — 0.8%
Ageas SA	31,862	1,704,016
Anheuser-Busch InBev SA	178,945	11,858,875
D'ieteren Group	4,423	937,401
Elia Group SA	5,712	654,700
Groupe Bruxelles Lambert NV	16,553	1,292,255
KBC Group NV	45,827	3,652,793
Lotus Bakeries NV	87	1,169,040
Sofina SA	3,290	931,170
Syensqo SA	14,831	1,317,716
UCB SA	25,460	4,603,172
Warehouses De Pauw CVA REIT	36,020	962,391
		29,083,529
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,078,304
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	865,643
CHILE — 0.1%
Antofagasta PLC	77,374	2,089,203
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	767,000	2,458,745
Prosus NV	283,811	12,435,501
SITC International Holdings Co. Ltd.	243,000	656,968
Wharf Holdings Ltd.	230,000	657,354
Wilmar International Ltd.	385,400	1,007,090
		17,215,658
DENMARK — 3.3%
AP Moller - Maersk AS Class A	572	929,141
AP Moller - Maersk AS Class B	847	1,427,834
Carlsberg AS Class B	19,073	2,277,510
Coloplast AS Class B	24,427	3,199,884
Danske Bank AS	135,335	4,082,641
Demant AS (a)	21,084	825,747
DSV AS	33,916	7,019,817
Genmab AS (a)	12,145	2,945,565
Novo Nordisk AS Class B	640,666	75,466,129

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Novonesis (Novozymes) B Class B	68,692	$4,958,946
Orsted AS (a) (d)	36,095	2,405,793
Pandora AS	16,910	2,791,118
Rockwool AS Class B	2,037	958,804
Tryg AS	69,763	1,658,562
Vestas Wind Systems AS (a)	202,558	4,483,599
Zealand Pharma AS (a)	12,758	1,552,849
		116,983,939
FINLAND — 1.0%
Elisa OYJ	28,435	1,511,215
Fortum OYJ (b)	91,577	1,512,116
Kesko OYJ Class B (b)	57,821	1,236,739
Kone OYJ Class B	69,227	4,148,906
Metso OYJ (b)	131,475	1,408,634
Neste OYJ (b)	83,742	1,629,013
Nokia OYJ	1,064,784	4,663,095
Nordea Bank Abp	586,434	6,919,234
Nordea Bank Abp	41,252	487,556
Orion OYJ Class B	20,582	1,130,610
Sampo OYJ Class A	87,911	4,110,939
Stora Enso OYJ Class R	115,387	1,480,943
UPM-Kymmene OYJ	104,724	3,514,499
Wartsila OYJ Abp	99,516	2,232,404
		35,985,903
FRANCE — 9.3%
Accor SA	38,174	1,661,560
Aeroports de Paris SA	6,344	816,350
Air Liquide SA	115,432	22,320,724
Airbus SE	118,462	17,348,537
Alstom SA (a)	72,423	1,506,224
Amundi SA (d)	11,496	860,259
Arkema SA	11,768	1,122,930
AXA SA	360,566	13,895,210
BioMerieux	7,880	946,286
BNP Paribas SA	201,206	13,821,422
Bollore SE	139,783	933,689
Bouygues SA	38,117	1,278,767
Bureau Veritas SA	65,820	2,187,592
Capgemini SE	30,481	6,597,855
Carrefour SA	112,192	1,916,994
Cie de Saint-Gobain SA	89,766	8,186,985
Cie Generale des Etablissements Michelin SCA	134,520	5,473,779
Covivio SA REIT	11,567	704,205
Credit Agricole SA	204,291	3,129,287
Danone SA	129,336	9,431,533
Dassault Aviation SA	4,199	866,965
Dassault Systemes SE	132,500	5,268,845
Edenred SE	47,543	1,805,114
Eiffage SA	14,427	1,395,013
Engie SA	361,012	6,251,111
EssilorLuxottica SA	59,352	14,082,585
Eurazeo SE	9,058	745,552
Security Description	Shares	Value
Gecina SA REIT	8,880	$1,024,749
Getlink SE	64,204	1,147,911
Hermes International SCA	6,275	15,449,093
Ipsen SA	7,159	882,873
Kering SA	14,754	4,229,345
Klepierre SA REIT	43,119	1,416,740
La Francaise des Jeux SAEM (d)	18,489	762,244
Legrand SA	51,805	5,972,494
L'Oreal SA	48,045	21,558,176
LVMH Moet Hennessy Louis Vuitton SE	54,924	42,203,635
Orange SA	373,341	4,285,423
Pernod Ricard SA	40,430	6,118,531
Publicis Groupe SA	46,337	5,078,356
Renault SA	38,533	1,676,756
Rexel SA	41,607	1,205,930
Safran SA	68,248	16,079,107
Sartorius Stedim Biotech	5,561	1,165,243
SEB SA	4,806	549,783
Societe Generale SA	140,243	3,498,183
Sodexo SA	17,895	1,470,917
Teleperformance SE	11,251	1,167,771
Thales SA	18,514	2,945,447
TotalEnergies SE	430,862	28,130,523
Unibail-Rodamco-Westfield REIT (a)	23,242	2,038,824
Veolia Environnement SA	134,302	4,424,687
Vinci SA	99,679	11,675,349
Vivendi SE	150,580	1,744,409
		332,457,872
GERMANY — 8.7%
adidas AG	32,285	8,571,937
Allianz SE	78,213	25,750,443
BASF SE	176,648	9,375,375
Bayer AG	194,231	6,573,598
Bayerische Motoren Werke AG	63,671	5,626,534
Bayerische Motoren Werke AG Preference Shares	11,599	961,818
Bechtle AG	15,089	675,624
Beiersdorf AG	20,452	3,084,861
Brenntag SE	26,021	1,945,149
Carl Zeiss Meditec AG	8,085	642,005
Commerzbank AG	203,650	3,755,862
Continental AG	22,399	1,453,408
Covestro AG (a) (d)	38,096	2,378,404
CTS Eventim AG & Co. KGaA	12,864	1,340,214
Daimler Truck Holding AG	95,435	3,581,940
Deutsche Bank AG	372,577	6,444,296
Deutsche Boerse AG	37,937	8,920,953
Deutsche Lufthansa AG	121,904	895,216
Deutsche Post AG	203,659	9,098,566
Deutsche Telekom AG	696,939	20,526,642
Dr. Ing hc F Porsche AG Preference Shares (d)	21,677	1,729,772
E.ON SE	443,928	6,616,681

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Evonik Industries AG	52,799	$1,237,453
Fresenius Medical Care AG	40,959	1,745,753
Fresenius SE & Co. KGaA (a)	83,117	3,175,269
GEA Group AG	32,791	1,608,778
Hannover Rueck SE	12,364	3,533,884
Heidelberg Materials AG	26,793	2,918,468
Henkel AG & Co. KGaA	20,708	1,764,538
Henkel AG & Co. KGaA Preference Shares	34,150	3,216,747
Infineon Technologies AG	261,764	9,190,780
Knorr-Bremse AG	14,406	1,283,814
LEG Immobilien SE	14,932	1,562,831
Mercedes-Benz Group AG	149,527	9,685,695
Merck KGaA	25,815	4,552,112
MTU Aero Engines AG	10,866	3,395,561
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,453	14,593,158
Nemetschek SE	11,865	1,231,500
Porsche Automobil Holding SE Preference Shares	30,321	1,390,137
Puma SE	19,231	804,854
Rational AG	1,075	1,097,775
Rheinmetall AG	8,814	4,784,652
RWE AG	124,056	4,524,635
SAP SE	208,497	47,562,476
Sartorius AG Preference Shares	5,144	1,447,871
Scout24 SE (d)	14,716	1,268,738
Siemens AG	151,746	30,711,046
Siemens Energy AG (a)	127,676	4,712,238
Siemens Healthineers AG (d)	57,312	3,445,051
Symrise AG	27,097	3,752,984
Talanx AG	12,433	1,049,015
Volkswagen AG Preference Shares	40,893	4,342,973
Vonovia SE	147,866	5,401,297
Zalando SE (a) (d)	44,998	1,487,517
		312,428,898
HONG KONG — 1.9%
AIA Group Ltd.	2,225,600	19,956,619
CK Asset Holdings Ltd.	395,899	1,743,128
CK Infrastructure Holdings Ltd.	136,000	931,471
CLP Holdings Ltd.	318,500	2,823,138
Futu Holdings Ltd. ADR (a)	10,900	1,042,585
Hang Seng Bank Ltd.	144,300	1,815,941
Henderson Land Development Co. Ltd.	259,436	828,325
HKT Trust & HKT Ltd. Stapled Security	811,000	1,038,874
Hong Kong & China Gas Co. Ltd.	2,331,995	1,921,438
Hong Kong Exchanges & Clearing Ltd.	239,930	10,075,979
Hongkong Land Holdings Ltd.	238,600	875,662
Security Description	Shares	Value
Jardine Matheson Holdings Ltd.	33,000	$1,288,980
Link REIT	527,591	2,665,973
MTR Corp. Ltd.	325,012	1,228,079
Power Assets Holdings Ltd.	274,000	1,756,704
Prudential PLC	536,727	5,000,692
Sino Land Co. Ltd.	824,456	905,389
Sun Hung Kai Properties Ltd.	278,500	3,067,354
Swire Pacific Ltd. Class A	84,500	722,343
Techtronic Industries Co. Ltd.	279,500	4,249,624
WH Group Ltd. (d)	1,695,266	1,344,427
Wharf Real Estate Investment Co. Ltd.	313,000	1,108,143
		66,390,868
IRELAND — 0.4%
AerCap Holdings NV	37,500	3,552,000
AIB Group PLC	342,649	1,967,517
Bank of Ireland Group PLC	206,491	2,311,457
Kerry Group PLC Class A	31,089	3,232,015
Kingspan Group PLC	30,839	2,903,148
		13,966,137
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	510,892
Bank Hapoalim BM	247,133	2,477,509
Bank Leumi Le-Israel BM	301,954	2,958,089
Check Point Software Technologies Ltd. (a)	17,910	3,453,227
Elbit Systems Ltd.	5,427	1,080,819
Global-e Online Ltd. (a) (b)	20,000	768,800
ICL Group Ltd.	150,007	640,404
Israel Discount Bank Ltd. Class A	250,161	1,402,225
Mizrahi Tefahot Bank Ltd.	30,625	1,197,929
Nice Ltd. (a)	12,336	2,151,678
Teva Pharmaceutical Industries Ltd. ADR (a)	220,528	3,973,915
Wix.com Ltd. (a)	10,000	1,671,700
		22,287,187
ITALY — 2.5%
Amplifon SpA (b)	25,292	728,543
Banco BPM SpA	270,244	1,827,128
Coca-Cola HBC AG	45,089	1,611,190
Davide Campari-Milano NV (b)	113,571	963,307
DiaSorin SpA	5,195	608,198
Enel SpA	1,628,870	13,043,438
Eni SpA	459,061	7,009,769
Ferrari NV	25,092	11,753,251
FinecoBank Banca Fineco SpA	120,281	2,063,934
Generali	202,192	5,855,784
Infrastrutture Wireless Italiane SpA (d)	65,940	813,195
Intesa Sanpaolo SpA	2,929,989	12,548,682
Leonardo SpA	80,480	1,798,191

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	101,803	$1,741,185
Moncler SpA	43,715	2,781,900
Nexi SpA (a) (b) (d)	105,114	714,668
Poste Italiane SpA (d)	94,478	1,327,517
Prysmian SpA	53,968	3,927,061
Recordati Industria Chimica e Farmaceutica SpA	21,225	1,203,359
Snam SpA	419,665	2,140,907
Telecom Italia SpA (a) (b)	1,880,790	523,715
Terna - Rete Elettrica Nazionale	274,053	2,473,771
UniCredit SpA	290,916	12,780,905
		90,239,598
JAPAN — 21.8%
Advantest Corp.	152,900	7,205,669
Aeon Co. Ltd.	126,100	3,437,248
AGC, Inc.	39,100	1,270,258
Aisin Corp.	113,400	1,250,222
Ajinomoto Co., Inc.	92,400	3,582,567
ANA Holdings, Inc.	35,300	757,380
Asahi Group Holdings Ltd.	285,900	3,754,636
Asahi Kasei Corp.	247,400	1,871,412
Asics Corp.	136,500	2,863,790
Astellas Pharma, Inc.	352,200	4,055,323
Bandai Namco Holdings, Inc.	121,800	2,789,547
Bridgestone Corp.	111,400	4,283,417
Brother Industries Ltd.	49,800	967,869
Canon, Inc. (b)	186,400	6,128,630
Capcom Co. Ltd.	67,400	1,568,143
Central Japan Railway Co.	152,100	3,527,095
Chiba Bank Ltd.	99,200	799,273
Chubu Electric Power Co., Inc.	127,700	1,500,725
Chugai Pharmaceutical Co. Ltd.	133,800	6,484,211
Concordia Financial Group Ltd.	218,700	1,210,923
Dai Nippon Printing Co. Ltd.	82,600	1,473,680
Daifuku Co. Ltd.	64,500	1,245,223
Dai-ichi Life Holdings, Inc.	178,500	4,594,778
Daiichi Sankyo Co. Ltd.	367,000	12,081,956
Daikin Industries Ltd.	52,600	7,382,166
Daito Trust Construction Co. Ltd. (b)	12,300	1,497,085
Daiwa House Industry Co. Ltd.	113,200	3,565,199
Daiwa Securities Group, Inc. (b)	261,700	1,838,706
Denso Corp.	373,800	5,554,474
Dentsu Group, Inc.	42,000	1,294,002
Disco Corp.	18,300	4,796,330
East Japan Railway Co.	185,400	3,692,057
Eisai Co. Ltd.	50,300	1,879,569
ENEOS Holdings, Inc.	582,600	3,171,635
FANUC Corp.	188,700	5,527,496
Fast Retailing Co. Ltd.	38,100	12,630,747
Fuji Electric Co. Ltd.	25,000	1,506,572
Security Description	Shares	Value
FUJIFILM Holdings Corp.	222,000	$5,723,825
Fujitsu Ltd.	330,800	6,788,754
Hamamatsu Photonics KK (b)	57,200	749,990
Hankyu Hanshin Holdings, Inc.	45,100	1,394,241
Hikari Tsushin, Inc.	4,000	891,219
Hitachi Construction Machinery Co. Ltd. (b)	23,300	565,396
Hitachi Ltd.	925,000	24,450,678
Honda Motor Co. Ltd.	885,400	9,331,239
Hoshizaki Corp.	20,300	707,321
Hoya Corp.	69,700	9,640,761
Hulic Co. Ltd.	74,500	757,552
Ibiden Co. Ltd. (b)	22,100	683,672
Idemitsu Kosan Co. Ltd.	191,200	1,374,116
Inpex Corp.	187,400	2,539,018
Isuzu Motors Ltd.	115,600	1,560,568
ITOCHU Corp. (b)	237,900	12,769,828
Japan Airlines Co. Ltd.	25,500	448,799
Japan Exchange Group, Inc.	194,800	2,526,925
Japan Post Bank Co. Ltd.	286,900	2,683,670
Japan Post Holdings Co. Ltd.	372,700	3,559,202
Japan Post Insurance Co. Ltd.	42,100	766,418
Japan Real Estate Investment Corp. REIT	248	989,989
Japan Tobacco, Inc.	240,100	7,014,667
JFE Holdings, Inc. (b)	112,900	1,514,252
Kajima Corp.	73,300	1,371,044
Kansai Electric Power Co., Inc.	139,100	2,304,719
Kao Corp.	94,200	4,681,682
Kawasaki Kisen Kaisha Ltd. (b)	81,300	1,258,377
KDDI Corp.	306,300	9,837,403
Keisei Electric Railway Co. Ltd. (b)	24,800	740,151
Keyence Corp.	38,800	18,542,841
Kikkoman Corp.	134,000	1,525,112
Kirin Holdings Co. Ltd.	151,800	2,319,874
Kobe Bussan Co. Ltd. (b)	32,500	1,027,894
Kokusai Electric Corp.	28,200	626,930
Komatsu Ltd.	183,200	5,079,497
Konami Group Corp.	20,700	2,104,876
Kubota Corp.	195,800	2,780,130
Kyocera Corp.	261,200	3,031,264
Kyowa Kirin Co. Ltd.	43,900	775,554
Lasertec Corp.	15,800	2,607,376
LY Corp.	530,500	1,555,080
M3, Inc.	89,400	898,750
Makita Corp.	47,500	1,607,575
Marubeni Corp.	286,100	4,680,327
MatsukiyoCocokara & Co.	62,400	1,026,476
Mazda Motor Corp. (b)	104,900	784,697
McDonald's Holdings Co. Japan Ltd.	19,400	927,685
MEIJI Holdings Co. Ltd.	44,200	1,109,326
Minebea Mitsumi, Inc.	75,000	1,477,559

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Mitsubishi Chemical Group Corp.	254,800	$1,636,855
Mitsubishi Corp.	664,800	13,722,190
Mitsubishi Electric Corp.	372,500	5,998,698
Mitsubishi Estate Co. Ltd.	227,700	3,595,221
Mitsubishi HC Capital, Inc.	159,200	1,124,662
Mitsubishi Heavy Industries Ltd.	639,900	9,472,793
Mitsubishi UFJ Financial Group, Inc.	2,217,100	22,529,047
Mitsui & Co. Ltd.	515,600	11,455,375
Mitsui Chemicals, Inc. (b)	35,100	933,693
Mitsui Fudosan Co. Ltd.	529,800	4,955,763
Mitsui OSK Lines Ltd. (b)	67,400	2,321,116
Mizuho Financial Group, Inc.	484,140	9,937,325
MonotaRO Co. Ltd. (b)	53,900	903,420
MS&AD Insurance Group Holdings, Inc.	256,700	5,976,028
Murata Manufacturing Co. Ltd.	332,000	6,513,968
NEC Corp.	49,100	4,719,834
Nexon Co. Ltd.	67,400	1,333,252
NIDEC Corp.	165,200	3,471,695
Nintendo Co. Ltd.	206,800	11,039,743
Nippon Building Fund, Inc. REIT	1,550	1,428,202
Nippon Paint Holdings Co. Ltd.	186,100	1,427,886
Nippon Prologis REIT, Inc.	470	808,963
Nippon Sanso Holdings Corp.	32,400	1,180,797
Nippon Steel Corp. (b)	172,900	3,865,591
Nippon Telegraph & Telephone Corp.	5,914,900	6,070,381
Nippon Yusen KK (b)	90,100	3,288,045
Nissan Motor Co. Ltd. (b)	443,800	1,248,808
Nissin Foods Holdings Co. Ltd.	43,200	1,210,168
Nitori Holdings Co. Ltd.	15,500	2,361,734
Nitto Denko Corp.	146,500	2,446,276
Nomura Holdings, Inc.	591,600	3,072,978
Nomura Real Estate Holdings, Inc. (b)	21,700	581,185
Nomura Research Institute Ltd.	74,200	2,749,301
NTT Data Group Corp.	123,900	2,230,009
Obayashi Corp.	129,200	1,637,581
Obic Co. Ltd.	66,500	2,345,910
Olympus Corp.	235,100	4,468,116
Omron Corp.	34,900	1,597,387
Ono Pharmaceutical Co. Ltd. (b)	80,500	1,075,753
Oracle Corp. Japan	6,900	711,273
Oriental Land Co. Ltd.	220,000	5,687,640
ORIX Corp.	230,900	5,356,028
Osaka Gas Co. Ltd.	74,000	1,667,897
Otsuka Corp.	45,200	1,119,888
Otsuka Holdings Co. Ltd.	84,400	4,769,332
Pan Pacific International Holdings Corp.	74,800	1,932,229
Panasonic Holdings Corp.	460,700	4,003,426
Security Description	Shares	Value
Rakuten Group, Inc. (a)	293,700	$1,900,508
Recruit Holdings Co. Ltd.	296,500	18,044,131
Renesas Electronics Corp.	336,100	4,885,010
Resona Holdings, Inc. (b)	416,700	2,906,180
Ricoh Co. Ltd.	104,000	1,121,504
Rohm Co. Ltd. (b)	64,400	723,059
SBI Holdings, Inc.	55,400	1,276,167
SCREEN Holdings Co. Ltd. (b)	16,900	1,178,298
SCSK Corp.	30,900	639,322
Secom Co. Ltd.	81,000	2,997,861
Seiko Epson Corp.	57,900	1,068,422
Sekisui Chemical Co. Ltd.	72,500	1,131,039
Sekisui House Ltd.	115,500	3,208,872
Seven & i Holdings Co. Ltd.	436,700	6,554,774
SG Holdings Co. Ltd. (b)	62,100	669,016
Shimadzu Corp.	46,800	1,561,963
Shimano, Inc.	14,900	2,830,208
Shin-Etsu Chemical Co. Ltd.	359,700	15,030,250
Shionogi & Co. Ltd.	148,500	2,131,884
Shiseido Co. Ltd.	79,400	2,150,972
Shizuoka Financial Group, Inc.	96,100	836,105
SMC Corp.	11,300	5,028,279
SoftBank Corp.	5,646,000	7,389,060
SoftBank Group Corp.	204,100	12,024,264
Sompo Holdings, Inc.	187,900	4,204,893
Sony Group Corp.	1,246,500	24,204,095
Subaru Corp.	119,100	2,066,598
SUMCO Corp. (b)	67,300	725,508
Sumitomo Corp.	207,300	4,628,888
Sumitomo Electric Industries Ltd. (b)	145,600	2,336,583
Sumitomo Metal Mining Co. Ltd.	49,900	1,496,930
Sumitomo Mitsui Financial Group, Inc.	745,800	15,876,405
Sumitomo Mitsui Trust Holdings, Inc.	132,300	3,136,390
Sumitomo Realty & Development Co. Ltd.	56,800	1,908,423
Suntory Beverage & Food Ltd.	27,500	1,037,018
Suzuki Motor Corp. (b)	307,000	3,417,908
Sysmex Corp.	94,800	1,873,599
T&D Holdings, Inc.	92,500	1,613,447
Taisei Corp.	35,000	1,531,739
Takeda Pharmaceutical Co. Ltd.	313,717	8,998,748
TDK Corp.	380,000	4,842,981
Terumo Corp.	261,800	4,941,695
TIS, Inc.	46,800	1,194,539
Toho Co. Ltd.	21,600	877,802
Tokio Marine Holdings, Inc.	372,700	13,629,710
Tokyo Electric Power Co. Holdings, Inc. (a)	308,400	1,373,182
Tokyo Electron Ltd.	89,500	15,823,930
Tokyo Gas Co. Ltd.	68,500	1,598,046
Tokyu Corp.	97,600	1,264,351
TOPPAN Holdings, Inc.	47,700	1,415,260

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Toray Industries, Inc.	284,700	$1,678,265
TOTO Ltd. (b)	25,200	940,243
Toyota Industries Corp.	29,100	2,242,922
Toyota Motor Corp.	2,049,900	36,436,457
Toyota Tsusho Corp.	123,300	2,228,261
Trend Micro, Inc.	23,600	1,400,095
Unicharm Corp.	82,900	3,003,850
West Japan Railway Co.	88,200	1,679,648
Yakult Honsha Co. Ltd. (b)	51,400	1,192,650
Yamaha Motor Co. Ltd.	177,900	1,591,946
Yaskawa Electric Corp.	47,000	1,642,240
Yokogawa Electric Corp.	47,700	1,218,844
Zensho Holdings Co. Ltd.	17,800	987,562
ZOZO, Inc. (b)	26,100	951,380
		779,637,953
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	907,774
LUXEMBOURG — 0.1%
ArcelorMittal SA	95,589	2,511,297
Eurofins Scientific SE	28,388	1,802,731
		4,314,028
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	2,091,381
Sands China Ltd. (a)	452,000	1,159,168
		3,250,549
NETHERLANDS — 4.3%
ABN AMRO Bank NV GDR (d)	87,824	1,588,349
Adyen NV (a) (d)	4,327	6,773,365
Aegon Ltd.	267,823	1,724,078
Akzo Nobel NV	33,109	2,339,018
Argenx SE (a)	11,813	6,402,103
ASM International NV	9,213	6,060,312
ASML Holding NV	79,457	66,118,320
ASR Nederland NV	31,991	1,570,957
BE Semiconductor Industries NV	15,042	1,906,235
Euronext NV (d)	16,963	1,844,881
EXOR NV	19,902	2,135,648
Heineken Holding NV	25,363	1,919,173
Heineken NV (b)	57,005	5,066,732
IMCD NV	11,913	2,072,769
ING Groep NV	660,646	11,999,050
JDE Peet's NV	20,587	431,032
Koninklijke Ahold Delhaize NV	183,631	6,359,332
Koninklijke KPN NV	784,471	3,212,243
Koninklijke Philips NV (a)	160,925	5,283,843
NN Group NV	54,847	2,741,074
OCI NV	20,735	591,954
Randstad NV (b)	21,293	1,059,877
Universal Music Group NV (b)	163,234	4,281,168
Wolters Kluwer NV	49,438	8,348,022
		151,829,535
Security Description	Shares	Value
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	250,906	$1,192,503
Fisher & Paykel Healthcare Corp. Ltd.	116,259	2,570,451
Mercury NZ Ltd.	140,603	577,008
Meridian Energy Ltd.	261,191	987,126
Spark New Zealand Ltd.	365,301	704,241
Xero Ltd. (a)	29,246	3,032,051
		9,063,380
NORWAY — 0.5%
Aker BP ASA	62,807	1,348,848
DNB Bank ASA	178,805	3,673,663
Equinor ASA	167,287	4,235,918
Gjensidige Forsikring ASA	44,580	835,506
Kongsberg Gruppen ASA	17,362	1,701,147
Mowi ASA	93,971	1,692,926
Norsk Hydro ASA	276,238	1,795,489
Orkla ASA	150,711	1,423,023
Salmar ASA	14,543	764,247
Telenor ASA	121,103	1,552,212
		19,022,979
POLAND — 0.0% (c)
InPost SA (a)	42,432	802,215
PORTUGAL — 0.2%
EDP SA	620,854	2,842,293
Galp Energia SGPS SA	91,189	1,709,762
Jeronimo Martins SGPS SA	58,707	1,155,772
		5,707,827
SINGAPORE — 1.5%
CapitaLand Ascendas REIT	785,815	1,753,066
CapitaLand Integrated Commercial Trust REIT	1,117,341	1,847,709
CapitaLand Investment Ltd.	514,482	1,252,093
DBS Group Holdings Ltd.	397,792	11,806,541
Genting Singapore Ltd.	1,255,700	857,050
Grab Holdings Ltd. Class A (a)	435,500	1,654,900
Keppel Ltd.	284,500	1,471,322
Oversea-Chinese Banking Corp. Ltd.	676,666	7,970,091
Sea Ltd. ADR (a)	73,900	6,967,292
Sembcorp Industries Ltd.	198,600	858,225
Singapore Airlines Ltd. (b)	281,049	1,490,743
Singapore Exchange Ltd.	167,000	1,487,629
Singapore Technologies Engineering Ltd.	302,100	1,098,117
Singapore Telecommunications Ltd.	1,483,800	3,750,009
STMicroelectronics NV	134,331	3,995,372
United Overseas Bank Ltd.	250,190	6,278,169
		54,538,328
SOUTH AFRICA — 0.2%
Anglo American PLC	252,648	8,231,619

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a) (d)	35,875	$1,450,187
SPAIN — 2.7%
Acciona SA	4,395	625,393
ACS Actividades de Construccion y Servicios SA	34,305	1,588,108
Aena SME SA (d)	14,716	3,245,342
Amadeus IT Group SA	89,009	6,449,057
Banco Bilbao Vizcaya Argentaria SA	1,137,646	12,325,957
Banco de Sabadell SA (b)	1,088,664	2,319,442
Banco Santander SA	3,093,682	15,884,167
CaixaBank SA	732,375	4,384,358
Cellnex Telecom SA (a) (d)	105,794	4,301,342
EDP Renovaveis SA	68,045	1,193,043
Endesa SA	65,821	1,442,011
Grifols SA (a) (b)	51,836	591,532
Iberdrola SA	1,219,456	18,903,931
Industria de Diseno Textil SA	218,238	12,943,022
Redeia Corp. SA	82,554	1,609,588
Repsol SA	238,864	3,157,690
Telefonica SA (b)	792,497	3,888,115
		94,852,098
SWEDEN — 3.3%
AddTech AB Class B	51,895	1,557,372
Alfa Laval AB	58,645	2,820,995
Assa Abloy AB Class B	199,606	6,726,655
Atlas Copco AB Class A	539,146	10,448,793
Atlas Copco AB Class B	309,483	5,306,330
Beijer Ref AB (b)	75,942	1,250,766
Boliden AB	51,466	1,749,111
Epiroc AB Class A	130,391	2,823,513
Epiroc AB Class B	82,024	1,556,066
EQT AB (b)	72,909	2,499,445
Essity AB Class B	122,963	3,844,186
Evolution AB (d)	35,751	3,519,869
Fastighets AB Balder Class B (a)	128,686	1,132,664
Getinge AB Class B	45,194	975,519
H & M Hennes & Mauritz AB Class B (b)	113,593	1,936,435
Hexagon AB Class B	414,543	4,465,807
Holmen AB Class B	16,166	700,762
Husqvarna AB Class B (b)	69,019	483,431
Industrivarden AB Class A	26,641	986,100
Industrivarden AB Class C (b)	33,341	1,227,847
Indutrade AB	53,245	1,657,767
Investment AB Latour Class B	32,040	1,001,033
Investor AB Class B	344,871	10,633,687
L E Lundbergforetagen AB Class B (b)	16,401	940,057
Lifco AB Class B	48,109	1,586,136
Nibe Industrier AB Class B (b)	309,051	1,696,997
Saab AB Class B (b)	62,876	1,339,199
Sagax AB Class B	40,834	1,165,005
Sandvik AB	211,927	4,743,823
Security Description	Shares	Value
Securitas AB Class B	104,741	$1,331,918
Skandinaviska Enskilda Banken AB Class A	315,487	4,831,932
Skanska AB Class B	68,771	1,436,941
SKF AB Class B	72,826	1,451,261
Svenska Cellulosa AB SCA Class B	119,298	1,741,229
Svenska Handelsbanken AB Class A	294,018	3,023,832
Swedbank AB Class A	167,530	3,558,314
Swedish Orphan Biovitrum AB (a)	40,740	1,314,246
Tele2 AB Class B	102,295	1,159,530
Telefonaktiebolaget LM Ericsson Class B (b)	563,153	4,262,287
Telia Co. AB	465,670	1,508,652
Trelleborg AB Class B	43,518	1,675,189
Volvo AB Class A	41,104	1,098,096
Volvo AB Class B	318,850	8,436,317
Volvo Car AB Class B (a) (b)	162,746	448,264
		118,053,378
SWITZERLAND — 6.5%
ABB Ltd.	313,146	18,186,263
Adecco Group AG	34,448	1,175,287
Alcon, Inc.	100,106	10,006,446
Avolta AG	19,349	821,166
Bachem Holding AG (b)	7,469	630,422
Baloise Holding AG	9,114	1,863,748
Banque Cantonale Vaudoise	6,849	709,217
Barry Callebaut AG	659	1,223,394
BKW AG	3,766	684,849
Chocoladefabriken Lindt & Spruengli AG (e)	197	2,547,887
Chocoladefabriken Lindt & Spruengli AG (e)	21	2,683,658
Cie Financiere Richemont SA Class A	107,337	17,025,299
Clariant AG	48,382	734,147
DSM-Firmenich AG	37,301	5,147,524
EMS-Chemie Holding AG	1,465	1,233,063
Galderma Group AG (a)	9,500	885,188
Geberit AG	6,559	4,287,396
Givaudan SA	1,844	10,143,038
Helvetia Holding AG	7,286	1,261,047
Julius Baer Group Ltd.	40,892	2,467,433
Kuehne & Nagel International AG	9,758	2,669,843
Logitech International SA	30,338	2,717,491
Lonza Group AG	14,421	9,139,312
Novartis AG	391,678	45,108,787
Partners Group Holding AG	4,573	6,884,844
Sandoz Group AG	81,185	3,394,458
Schindler Holding AG (e)	8,422	2,476,031
Schindler Holding AG (e)	4,669	1,331,153
SGS SA	29,984	3,353,317
SIG Group AG	64,401	1,439,871

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Sika AG	30,440	$10,107,574
Sonova Holding AG	10,000	3,601,446
Straumann Holding AG	22,133	3,627,393
Swatch Group AG	9,691	416,453
Swatch Group AG Bearer Shares	5,970	1,282,748
Swiss Life Holding AG	5,596	4,683,511
Swiss Prime Site AG	15,571	1,750,826
Swisscom AG	5,125	3,356,722
Temenos AG	10,416	730,991
UBS Group AG	653,041	20,174,558
VAT Group AG (d)	5,270	2,691,383
Zurich Insurance Group AG	29,222	17,660,335
		232,315,519
UNITED KINGDOM — 10.7%
3i Group PLC	194,126	8,605,915
Admiral Group PLC	50,731	1,894,456
Ashtead Group PLC	86,395	6,705,156
Associated British Foods PLC	67,556	2,114,076
AstraZeneca PLC	308,159	47,898,863
Auto Trader Group PLC (d)	181,317	2,110,571
Aviva PLC	524,755	3,403,962
BAE Systems PLC	602,701	10,004,353
Barclays PLC	2,905,465	8,751,260
Barratt Developments PLC	275,211	1,767,141
Berkeley Group Holdings PLC	18,951	1,199,820
British American Tobacco PLC	395,086	14,435,792
BT Group PLC (b)	1,299,617	2,578,252
Bunzl PLC	68,965	3,269,167
Centrica PLC	1,047,351	1,638,773
CK Hutchison Holdings Ltd.	550,000	3,165,111
Coca-Cola Europacific Partners PLC	40,900	3,220,875
Compass Group PLC	341,400	10,963,003
Croda International PLC	28,161	1,592,918
DCC PLC	19,766	1,350,843
Diageo PLC	442,434	15,447,725
Entain PLC	135,639	1,388,560
Halma PLC	74,025	2,589,571
Hargreaves Lansdown PLC	69,799	1,043,449
HSBC Holdings PLC	3,697,444	33,189,400
Imperial Brands PLC	164,519	4,795,321
Informa PLC	265,029	2,915,782
InterContinental Hotels Group PLC	32,313	3,526,388
Intertek Group PLC	33,033	2,286,334
J Sainsbury PLC	356,443	1,412,350
JD Sports Fashion PLC	501,204	1,035,662
Kingfisher PLC	387,068	1,671,803
Land Securities Group PLC REIT	143,450	1,252,632
Legal & General Group PLC	1,210,097	3,673,217
Lloyds Banking Group PLC	12,455,963	9,824,184
London Stock Exchange Group PLC	95,470	13,087,590
M&G PLC	451,336	1,255,598
Security Description	Shares	Value
Melrose Industries PLC	259,564	$1,586,592
National Grid PLC	954,502	13,187,301
NatWest Group PLC	1,327,144	6,121,983
Next PLC	24,735	3,245,499
Pearson PLC	118,312	1,608,401
Persimmon PLC	66,397	1,463,727
Phoenix Group Holdings PLC	145,994	1,095,663
Reckitt Benckiser Group PLC	137,284	8,428,353
RELX PLC	374,298	17,617,438
Rentokil Initial PLC	497,108	2,429,803
Rolls-Royce Holdings PLC (a)	1,686,942	11,929,368
Sage Group PLC	196,294	2,697,496
Schroders PLC	159,095	745,200
Segro PLC REIT	260,230	3,050,778
Severn Trent PLC	53,275	1,887,983
Smith & Nephew PLC	170,731	2,651,935
Smiths Group PLC	69,123	1,554,882
Spirax Group PLC	13,830	1,394,097
SSE PLC	222,945	5,631,057
Standard Chartered PLC	428,224	4,554,976
Taylor Wimpey PLC	714,533	1,574,714
Tesco PLC	1,357,996	6,533,889
Unilever PLC	495,315	32,149,851
United Utilities Group PLC	141,323	1,981,886
Vodafone Group PLC	4,609,951	4,640,139
Whitbread PLC	37,255	1,566,121
Wise PLC Class A (a)	120,682	1,087,002
WPP PLC	224,210	2,295,278
		381,777,285
UNITED STATES — 8.6%
BP PLC	3,273,316	17,198,215
CSL Ltd.	95,958	19,057,912
CyberArk Software Ltd. (a)	8,300	2,420,363
Experian PLC	182,018	9,597,525
Ferrovial SE	103,333	4,449,232
GSK PLC	827,625	16,835,185
Haleon PLC	1,458,729	7,687,737
Holcim AG	102,812	10,062,425
James Hardie Industries PLC CDI (a)	86,204	3,434,546
Monday.com Ltd. (a)	7,400	2,055,498
Nestle SA	520,838	52,457,349
Qiagen NV (a)	43,797	1,978,160
Roche Holding AG	139,614	44,786,377
Roche Holding AG Bearer Shares (b)	6,283	2,155,533
Sanofi SA	227,565	26,133,922
Schneider Electric SE	109,174	28,779,475
Shell PLC	1,258,179	40,925,693
Stellantis NV	415,128	5,748,672
Swiss Re AG	60,224	8,331,623
Tenaris SA	92,921	1,465,863
		305,561,305
TOTAL COMMON STOCKS (Cost $2,265,858,919)		3,493,974,735

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	43,815,271	$43,815,271
State Street Navigator Securities Lending Portfolio II (h) (i)	65,682,338	65,682,338
TOTAL SHORT-TERM INVESTMENTS (Cost $109,497,609)		109,497,609
TOTAL INVESTMENTS — 100.8% (Cost $2,375,356,528)		3,603,472,344
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(29,467,201)
NET ASSETS — 100.0%		$3,574,005,143
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	580	12/20/2024	$70,531,846	$72,146,200	$1,614,354

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,493,974,735	$—	$—	$3,493,974,735
Short-Term Investments	109,497,609	—	—	109,497,609
TOTAL INVESTMENTS	$3,603,472,344	$—	$—	$3,603,472,344
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,614,354	$—	$—	$1,614,354
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,614,354	$—	$—	$1,614,354
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	20.1%
Industrials	17.0
Health Care	13.0
Consumer Discretionary	10.7
Consumer Staples	8.6
Information Technology	8.5
Materials	6.7
Communication Services	4.2
Energy	3.5
Utilities	3.3
Real Estate	2.1
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$301,920,019	$351,807,183	$(10,175)	$1,301	—	$—	$2,766,722
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	47,430,584	3,615,313	—	—	43,815,271	43,815,271	112,405
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	280,985,843	253,645,381	—	—	65,682,338	65,682,338	470,687
Total		$88,237,914	$630,336,446	$609,067,877	$(10,175)	$1,301		$109,497,609	$3,349,814
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 18.5%
State Street Equity 500 Index II Portfolio	201,730	$106,666,958
State Street Small/Mid Cap Equity Index Portfolio	63,008	20,117,111
		126,784,069
DOMESTIC FIXED INCOME — 46.8%
SPDR Bloomberg High Yield Bond ETF (b)	490,200	47,936,658
SPDR Portfolio Short Term Corporate Bond ETF	902,821	27,337,420
SPDR Portfolio Short Term Treasury ETF	3,671,226	107,970,757
State Street Aggregate Bond Index Portfolio	1,495,836	136,659,572
		319,904,407
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF	6,492,259	123,028,308
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	611,224	78,383,420
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	720,140	34,228,254
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $659,142,389)		682,328,458
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	1,225,215	1,225,215
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	20,848	$20,848
TOTAL SHORT-TERM INVESTMENTS (Cost $1,246,063)		$1,246,063
TOTAL INVESTMENTS — 100.0% (Cost $660,388,452)		683,574,521
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(177,301)
NET ASSETS — 100.0%		$683,397,220
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$682,328,458	$—	$—	$682,328,458
Short-Term Investments	1,246,063	—	—	1,246,063
TOTAL INVESTMENTS	$683,574,521	$—	$—	$683,574,521
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,565,085	$122,044,930	$14,720,500	$15,988,758	$(313,486)	$2,565,122	6,492,259	$123,028,308	$3,213,275
SPDR Bloomberg High Yield Bond ETF	498,562	47,228,778	4,795,179	5,567,651	(843,245)	2,323,597	490,200	47,936,658	2,095,560
SPDR Dow Jones Global Real Estate ETF	774,983	33,874,507	6,429,038	9,007,641	82,493	2,849,857	720,140	34,228,254	816,883
SPDR Portfolio Short Term Corporate Bond ETF	913,249	27,196,555	4,916,942	5,199,146	(157,664)	580,733	902,821	27,337,420	867,708
SPDR Portfolio Short Term Treasury ETF	3,695,524	107,354,972	13,963,906	14,558,467	(925,873)	2,136,219	3,671,226	107,970,757	2,984,741
State Street Aggregate Bond Index Portfolio	1,511,750	135,362,047	17,756,785	19,087,811	(3,138,403)	5,766,954	1,495,836	136,659,572	3,236,082
State Street Equity 500 Index II Portfolio	243,572	105,515,350	7,400,000	27,998,644	9,308,598	12,441,654	201,730	106,666,958	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	696,174	78,444,835	6,739,434	17,067,304	532,342	9,734,113	611,224	78,383,420	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,510,030	1,510,030	89,132,763	89,417,578	—	—	1,225,215	1,225,215	63,024
State Street Navigator Securities Lending Portfolio II	11,750,425	11,750,425	257,693,172	269,422,749	—	—	20,848	20,848	7,914
State Street Small/Mid Cap Equity Index Portfolio	69,181	19,652,379	2,280,000	4,230,000	284,072	2,130,660	63,008	20,117,111	—
Total		$689,934,808	$425,827,719	$477,545,749	$4,828,834	$40,528,909		$683,574,521	$13,285,187
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 19.0%
State Street Equity 500 Index II Portfolio	285,661	$151,046,010
State Street Small/Mid Cap Equity Index Portfolio	89,755	28,656,936
		179,702,946
DOMESTIC FIXED INCOME — 46.2%
SPDR Bloomberg High Yield Bond ETF (b)	681,004	66,595,381
SPDR Portfolio Short Term Corporate Bond ETF	1,199,636	36,324,978
SPDR Portfolio Short Term Treasury ETF	4,874,419	143,356,663
State Street Aggregate Bond Index Portfolio	2,103,853	192,207,987
		438,485,009
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF	9,018,682	170,904,024
INTERNATIONAL EQUITY — 11.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	865,928	111,046,580
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	1,000,309	47,544,687
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $918,211,137)		947,683,246
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d) (Cost $1,301,829)	1,301,829	$1,301,829
TOTAL INVESTMENTS — 100.1% (Cost $919,512,966)		948,985,075
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(501,978)
NET ASSETS — 100.0%		$948,483,097
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$947,683,246	$—	$—	$947,683,246
Short-Term Investment	1,301,829	—	—	1,301,829
TOTAL INVESTMENTS	$948,985,075	$—	$—	$948,985,075
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,951,175	$166,402,343	$18,305,869	$16,879,559	$(648,738)	$3,724,109	9,018,682	$170,904,024	$4,461,910
SPDR Bloomberg High Yield Bond ETF	679,849	64,402,096	6,328,640	6,175,045	(652,041)	2,691,731	681,004	66,595,381	2,872,418
SPDR Dow Jones Global Real Estate ETF	1,056,667	46,186,915	9,578,806	12,266,356	1,604,596	2,440,726	1,000,309	47,544,687	1,131,269
SPDR Portfolio Short Term Corporate Bond ETF	1,037,771	30,904,820	11,204,655	6,328,291	(348,388)	892,182	1,199,636	36,324,978	1,043,606
SPDR Portfolio Short Term Treasury ETF	4,182,895	121,513,100	39,132,771	18,885,867	(1,143,431)	2,740,090	4,874,419	143,356,663	3,585,398
State Street Aggregate Bond Index Portfolio	2,147,084	192,249,874	22,961,306	26,667,345	(4,363,642)	8,027,794	2,103,853	192,207,987	4,578,044
State Street Equity 500 Index II Portfolio	357,681	154,947,545	10,920,000	46,335,681	15,950,202	15,563,944	285,661	151,046,010	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,031,829	116,266,493	8,483,549	28,502,794	4,942,050	9,857,282	865,928	111,046,580	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,975,020	1,975,020	126,039,254	126,712,445	—	—	1,301,829	1,301,829	73,829
State Street Navigator Securities Lending Portfolio II	1,654,100	1,654,100	345,500,630	347,154,730	—	—	—	—	11,124
State Street Small/Mid Cap Equity Index Portfolio	104,001	29,543,567	2,650,000	7,080,000	1,266,481	2,276,888	89,755	28,656,936	—
Total		$926,045,873	$601,105,480	$642,988,113	$16,607,089	$48,214,746		$948,985,075	$17,757,598
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 26.5%
State Street Equity 500 Index II Portfolio	856,827	$453,055,626
State Street Small/Mid Cap Equity Index Portfolio	303,798	96,996,635
		550,052,261
DOMESTIC FIXED INCOME — 34.1%
SPDR Bloomberg High Yield Bond ETF (b)	1,484,192	145,139,136
SPDR Portfolio Long Term Treasury ETF (b)	180,134	5,236,495
SPDR Portfolio Short Term Corporate Bond ETF (b)	884,046	26,768,913
SPDR Portfolio Short Term Treasury ETF (b)	3,496,315	102,826,624
State Street Aggregate Bond Index Portfolio	4,688,022	428,297,742
		708,268,910
INFLATION LINKED — 17.6%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	19,293,208	365,606,291
INTERNATIONAL EQUITY — 16.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,723,877	349,309,968
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF (b)	2,134,891	101,471,369
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,947,352,483)		2,074,708,799
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	3,396,468	$3,396,468
State Street Navigator Securities Lending Portfolio II (a)(e)	79,923,966	79,923,966
TOTAL SHORT-TERM INVESTMENTS (Cost $83,320,434)		$83,320,434
TOTAL INVESTMENTS — 103.9% (Cost $2,030,672,917)		2,158,029,233
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(80,491,313)
NET ASSETS — 100.0%		$2,077,537,920
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,074,708,799	$—	$—	$2,074,708,799
Short-Term Investments	83,320,434	—	—	83,320,434
TOTAL INVESTMENTS	$2,158,029,233	$—	$—	$2,158,029,233
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	17,011,764	$316,248,693	$67,663,329	$24,790,575	$(1,797,190)	$8,282,034	19,293,208	$365,606,291	$9,053,276
SPDR Bloomberg High Yield Bond ETF	1,395,525	132,198,083	17,486,657	8,975,103	(978,072)	5,407,571	1,484,192	145,139,136	6,108,154
SPDR Dow Jones Global Real Estate ETF	1,982,697	86,663,686	22,909,426	16,893,457	1,860,529	6,931,185	2,134,891	101,471,369	2,274,413
SPDR Portfolio Long Term Treasury ETF	657,207	19,072,147	2,203,222	15,666,298	(4,466,263)	4,093,687	180,134	5,236,495	354,156
SPDR Portfolio Short Term Corporate Bond ETF	666,982	19,862,724	8,713,158	2,199,624	(124,610)	517,265	884,046	26,768,913	722,136
SPDR Portfolio Short Term Treasury ETF	2,605,020	75,675,831	34,059,233	8,053,588	(487,850)	1,632,998	3,496,315	102,826,624	2,392,460
State Street Aggregate Bond Index Portfolio	4,440,931	397,641,018	57,116,822	34,996,580	(5,685,287)	14,221,769	4,688,023	428,297,742	9,845,891
State Street Equity 500 Index II Portfolio	1,008,963	437,082,762	28,803,791	104,351,258	39,196,470	52,323,861	856,827	453,055,626	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,076,417	346,650,658	28,269,382	71,455,338	13,889,981	31,955,285	2,723,877	349,309,968	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,521,768	6,521,768	246,161,609	249,286,909	—	—	3,396,468	3,396,468	167,002
State Street Navigator Securities Lending Portfolio II	—	—	773,638,116	693,714,150	—	—	79,923,966	79,923,966	149,912
State Street Small/Mid Cap Equity Index Portfolio	331,354	94,127,640	9,600,000	(18,400,000)	3,993,808	7,675,187	303,798	96,996,635	—
Total		$1,931,745,010	$1,296,624,745	$1,211,982,880	$45,401,516	$133,040,842		$2,158,029,233	$31,067,400
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 34.5%
State Street Equity 500 Index II Portfolio	1,653,653	$874,385,685
State Street Small/Mid Cap Equity Index Portfolio	664,327	212,106,365
		1,086,492,050
DOMESTIC FIXED INCOME — 30.1%
SPDR Bloomberg High Yield Bond ETF (b)	1,983,844	194,000,105
SPDR Portfolio Long Term Treasury ETF (b)	5,474,706	159,149,703
State Street Aggregate Bond Index Portfolio	6,523,616	595,997,536
		949,147,344
INFLATION LINKED — 9.1%
SPDR Bloomberg 1-10 Year TIPS ETF	15,027,159	284,764,663
INTERNATIONAL EQUITY — 23.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,853,522	750,655,584
REAL ESTATE — 2.4%
SPDR Dow Jones Global Real Estate ETF	1,576,866	74,948,441
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,834,142,184)		3,146,008,082
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	7,714,679	7,714,679
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	39,974,420	$39,974,420
TOTAL SHORT-TERM INVESTMENTS (Cost $47,689,099)		$47,689,099
TOTAL INVESTMENTS — 101.4% (Cost $2,881,831,283)		3,193,697,181
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(42,680,835)
NET ASSETS — 100.0%		$3,151,016,346
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,146,008,082	$—	$—	$3,146,008,082
Short-Term Investments	47,689,099	—	—	47,689,099
TOTAL INVESTMENTS	$3,193,697,181	$—	$—	$3,193,697,181
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	11,144,283	$207,172,221	$80,351,176	$7,704,014	$(941,085)	$5,886,365	15,027,159	$284,764,663	$6,480,418
SPDR Bloomberg High Yield Bond ETF	1,694,418	160,512,217	36,055,756	8,426,280	(1,135,559)	6,993,971	1,983,844	194,000,105	7,774,659
SPDR Dow Jones Global Real Estate ETF	1,231,580	53,832,362	21,555,412	6,994,367	(258,162)	6,813,196	1,576,866	74,948,441	1,542,702
SPDR Portfolio Long Term Treasury ETF	5,344,801	155,106,125	23,630,880	20,250,381	(9,383,266)	10,046,345	5,474,706	159,149,703	3,985,470
State Street Aggregate Bond Index Portfolio	5,383,130	482,005,414	123,282,112	21,848,439	(2,894,170)	15,452,619	6,523,616	595,997,536	12,719,565
State Street Equity 500 Index II Portfolio	1,774,225	768,594,072	71,695,527	133,260,037	54,494,294	112,861,829	1,653,653	874,385,685	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,003,004	676,418,503	63,071,578	83,717,518	25,004,256	69,878,765	5,853,522	750,655,584	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,488,435	7,488,435	288,148,792	287,922,548	—	—	7,714,679	7,714,679	280,091
State Street Navigator Securities Lending Portfolio II	3,111,730	3,111,730	862,581,811	825,719,121	—	—	39,974,420	39,974,420	134,507
State Street Small/Mid Cap Equity Index Portfolio	661,403	187,884,848	23,388,547	23,660,462	6,184,574	18,308,858	664,327	212,106,365	—
Total		$2,702,125,927	$1,593,761,591	$1,419,503,167	$71,070,882	$246,241,948		$3,193,697,181	$32,917,412
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 40.3%
State Street Equity 500 Index II Portfolio	1,860,751	$983,890,910
State Street Small/Mid Cap Equity Index Portfolio	850,200	271,451,905
		1,255,342,815
DOMESTIC FIXED INCOME — 29.9%
SPDR Bloomberg High Yield Bond ETF (b)	1,459,725	142,746,508
SPDR Portfolio Long Term Treasury ETF	10,497,033	305,148,749
State Street Aggregate Bond Index Portfolio	5,292,058	483,482,453
		931,377,710
INTERNATIONAL EQUITY — 29.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,197,406	922,995,326
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,718,514,534)		3,109,715,851
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	7,649,245	7,649,245
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	9,221,688	$9,221,688
TOTAL SHORT-TERM INVESTMENTS (Cost $16,870,933)		$16,870,933
TOTAL INVESTMENTS — 100.4% (Cost $2,735,385,467)		3,126,586,784
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(13,273,464)
NET ASSETS — 100.0%		$3,113,313,320
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,109,715,851	$—	$—	$3,109,715,851
Short-Term Investments	16,870,933	—	—	16,870,933
TOTAL INVESTMENTS	$3,126,586,784	$—	$—	$3,126,586,784
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	1,153,301	$109,252,204	$36,456,771	$7,156,212	$(679,363)	$4,873,108	1,459,725	$142,746,508	$5,470,490
SPDR Portfolio Long Term Treasury ETF	8,627,707	250,376,057	66,380,469	14,206,391	(7,863,845)	10,462,459	10,497,033	305,148,749	6,888,806
State Street Aggregate Bond Index Portfolio	4,255,612	381,047,454	107,286,037	15,096,095	(2,249,661)	12,494,718	5,292,058	483,482,453	10,188,383
State Street Equity 500 Index II Portfolio	1,900,867	823,455,798	99,284,572	120,854,699	50,396,908	131,608,331	1,860,751	983,890,910	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,967,396	785,086,223	91,322,099	66,784,072	9,713,436	103,657,640	7,197,406	922,995,326	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,584,046	5,584,046	268,902,621	266,837,422	—	—	7,649,245	7,649,245	284,434
State Street Navigator Securities Lending Portfolio II	9,389,600	9,389,600	170,942,043	171,109,955	—	—	9,221,688	9,221,688	23,132
State Street Small/Mid Cap Equity Index Portfolio	807,964	229,518,267	35,100,000	23,589,702	6,406,118	24,017,222	850,200	271,451,905	—
Total		$2,593,709,649	$875,674,612	$685,634,548	$55,723,593	$287,113,478		$3,126,586,784	$22,855,245
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 44.6%
State Street Equity 500 Index II Portfolio	1,854,039	$980,341,551
State Street Small/Mid Cap Equity Index Portfolio	969,894	309,667,851
		1,290,009,402
DOMESTIC FIXED INCOME — 22.4%
SPDR Bloomberg High Yield Bond ETF (b)	470,593	46,019,289
SPDR Portfolio Long Term Treasury ETF (b)	9,742,955	283,227,702
State Street Aggregate Bond Index Portfolio	3,486,182	318,497,586
		647,744,577
INTERNATIONAL EQUITY — 32.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,397,167	948,612,697
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,471,945,880)		2,886,366,676
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	7,010,782	7,010,782
State Street Navigator Securities Lending Portfolio II (e)(f)	797,084	797,084
TOTAL SHORT-TERM INVESTMENTS (Cost $7,807,866)		$7,807,866
TOTAL INVESTMENTS — 100.1% (Cost $2,479,753,746)		2,894,174,542
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,362,243)
NET ASSETS — 100.0%		$2,890,812,299

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,886,366,676	$—	$—	$2,886,366,676
Short-Term Investments	7,807,866	—	—	7,807,866
TOTAL INVESTMENTS	$2,894,174,542	$—	$—	$2,894,174,542
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	238,476	$22,590,831	$27,021,232	$4,748,969	$101,463	$1,054,732	470,593	$46,019,289	$1,381,376
SPDR Portfolio Long Term Treasury ETF	7,969,164	231,265,139	57,780,602	8,290,350	(3,404,668)	5,876,979	9,742,955	283,227,702	6,333,364
State Street Aggregate Bond Index Portfolio	2,799,984	250,710,560	68,344,652	7,300,001	(1,254,581)	7,996,956	3,486,182	318,497,586	6,671,418
State Street Equity 500 Index II Portfolio	1,872,184	811,030,296	97,792,012	107,516,250	43,292,885	135,742,608	1,854,039	980,341,551	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,079,825	797,754,626	88,708,972	53,136,374	9,139,767	106,145,706	7,397,167	948,612,697	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,932,662	6,932,662	253,914,606	253,836,486	—	—	7,010,782	7,010,782	257,411
State Street Navigator Securities Lending Portfolio II	16,073,500	16,073,500	95,389,200	110,665,616	—	—	797,084	797,084	19,506
State Street Small/Mid Cap Equity Index Portfolio	911,585	258,953,809	39,491,524	23,271,240	5,882,508	28,611,250	969,894	309,667,851	—
Total		$2,395,311,423	$728,442,800	$568,765,286	$53,757,374	$285,428,231		$2,894,174,542	$14,663,075
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 48.1%
State Street Equity 500 Index II Portfolio	1,769,289	$935,529,207
State Street Small/Mid Cap Equity Index Portfolio	1,065,060	340,052,474
		1,275,581,681
DOMESTIC FIXED INCOME — 16.5%
SPDR Portfolio Long Term Treasury ETF	8,945,503	260,045,772
State Street Aggregate Bond Index Portfolio	1,958,840	178,959,640
		439,005,412
INTERNATIONAL EQUITY — 35.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,307,559	937,121,284
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,247,545,613)		2,651,708,377
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b)(c) (Cost $8,760,388)	8,760,388	8,760,388
TOTAL INVESTMENTS — 100.2% (Cost $2,256,306,001)		2,660,468,765
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,884,272)
NET ASSETS — 100.0%		$2,655,584,493

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,651,708,377	$—	$—	$2,651,708,377
Short-Term Investment	8,760,388	—	—	8,760,388
TOTAL INVESTMENTS	$2,660,468,765	$—	$—	$2,660,468,765
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	7,134,950	$207,056,249	$61,584,165	$11,141,183	$(5,437,743)	$7,984,284	8,945,503	$260,045,772	$5,754,938
State Street Aggregate Bond Index Portfolio	1,423,232	127,436,222	51,055,348	3,399,999	(750,252)	4,618,321	1,958,840	178,959,640	3,555,348
State Street Equity 500 Index II Portfolio	1,728,524	748,796,715	115,411,523	96,560,177	40,130,377	127,750,769	1,769,289	935,529,207	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,774,838	763,388,768	110,977,567	49,875,479	8,165,083	104,465,345	7,307,558	937,121,284	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,085,225	7,085,225	231,645,824	229,970,661	—	—	8,760,388	8,760,388	254,477
State Street Navigator Securities Lending Portfolio II	189,000	189,000	121,772,127	121,961,127	—	—	—	—	1,066
State Street Small/Mid Cap Equity Index Portfolio	970,156	275,592,158	50,859,705	23,696,087	6,805,552	30,491,146	1,065,060	340,052,474	—
Total		$2,129,544,337	$743,306,259	$536,604,713	$48,913,017	$275,309,865		$2,660,468,765	$9,565,829
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 50.9%
State Street Equity 500 Index II Portfolio	1,513,429	$800,240,900
State Street Small/Mid Cap Equity Index Portfolio	1,055,757	337,081,937
		1,137,322,837
DOMESTIC FIXED INCOME — 11.6%
SPDR Portfolio Long Term Treasury ETF	7,522,789	218,687,476
State Street Aggregate Bond Index Portfolio	426,698	38,983,134
		257,670,610
INTERNATIONAL EQUITY — 37.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,514,860	835,465,696
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,875,911,792)		2,230,459,143
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b)(c) (Cost $7,133,106)	7,133,106	7,133,106
TOTAL INVESTMENTS — 100.2% (Cost $1,883,044,898)		2,237,592,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,189,822)
NET ASSETS — 100.0%		$2,233,402,427

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,230,459,143	$—	$—	$2,230,459,143
Short-Term Investment	7,133,106	—	—	7,133,106
TOTAL INVESTMENTS	$2,237,592,249	$—	$—	$2,237,592,249
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	5,933,907	$172,201,981	$55,249,883	$11,015,478	$(4,927,136)	$7,178,226	7,522,789	$218,687,476	$4,818,390
State Street Aggregate Bond Index Portfolio	197,583	17,691,586	20,812,500	400,000	(4,609)	883,657	426,698	38,983,134	612,500
State Street Equity 500 Index II Portfolio	1,459,541	632,273,088	107,306,078	81,796,962	34,595,090	107,863,606	1,513,429	800,240,900	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,969,145	672,603,207	106,987,156	44,142,892	6,223,877	93,794,348	6,514,860	835,465,696	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,978,650	5,978,650	224,656,099	223,501,643	—	—	7,133,106	7,133,106	214,357
State Street Navigator Securities Lending Portfolio II	258,000	258,000	53,622,900	53,880,900	—	—	—	—	1,380
State Street Small/Mid Cap Equity Index Portfolio	951,075	270,171,978	52,100,000	22,056,979	5,960,293	30,906,645	1,055,757	337,081,937	—
Total		$1,771,178,490	$620,734,616	$436,794,854	$41,847,515	$240,626,482		$2,237,592,249	$5,646,627
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	1,131,931	$598,519,583
State Street Small/Mid Cap Equity Index Portfolio	832,809	265,899,375
		864,418,958
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF (a)	5,605,768	162,959,676
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,951,355	634,961,792
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,410,823,930)		1,662,340,426
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b)(c) (Cost $5,728,843)	5,728,843	5,728,843
TOTAL INVESTMENTS — 100.2% (Cost $1,416,552,773)		1,668,069,269
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,079,021)
NET ASSETS — 100.0%		$1,664,990,248

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,662,340,426	$—	$—	$1,662,340,426
Short-Term Investment	5,728,843	—	—	5,728,843
TOTAL INVESTMENTS	$1,668,069,269	$—	$—	$1,668,069,269
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	4,233,444	$122,854,545	$44,221,659	$6,111,195	$(2,607,446)	$4,602,113	5,605,768	$162,959,676	$3,517,570
State Street Equity 500 Index II Portfolio	1,043,530	452,057,096	101,341,809	59,079,370	22,206,479	81,993,569	1,131,931	598,519,583	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,305,375	485,129,629	105,771,871	30,712,340	7,069,794	67,702,838	4,951,355	634,961,792	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,187,179	5,187,179	191,782,415	191,240,751	—	—	5,728,843	5,728,843	165,201
State Street Navigator Securities Lending Portfolio II	—	—	35,907,345	35,907,345	—	—	—	—	536
State Street Small/Mid Cap Equity Index Portfolio	701,321	199,224,256	48,507,691	10,175,171	2,826,027	25,516,572	832,809	265,899,375	—
Total		$1,264,452,705	$527,532,790	$333,226,172	$29,494,854	$179,815,092		$1,668,069,269	$3,683,307
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	740,531	$391,563,275
State Street Small/Mid Cap Equity Index Portfolio	544,543	173,861,571
		565,424,846
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	3,664,221	106,518,905
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,237,837	415,220,234
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $922,728,777)		1,087,163,985
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b)(c) (Cost $3,756,001)	3,756,001	3,756,001
TOTAL INVESTMENTS — 100.2% (Cost $926,484,778)		1,090,919,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,227,930)
NET ASSETS — 100.0%		$1,088,692,056

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,087,163,985	$—	$—	$1,087,163,985
Short-Term Investment	3,756,001	—	—	3,756,001
TOTAL INVESTMENTS	$1,090,919,986	$—	$—	$1,090,919,986
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	2,638,937	$76,581,952	$34,033,148	$5,596,852	$(2,579,043)	$4,079,700	3,664,221	$106,518,905	$2,251,036
State Street Equity 500 Index II Portfolio	650,468	281,782,946	84,131,162	40,996,860	12,840,542	53,805,485	740,531	391,563,275	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,684,600	302,500,735	90,694,496	26,210,182	5,247,422	42,987,763	3,237,837	415,220,234	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,700,171	2,700,171	153,266,077	152,210,247	—	—	3,756,001	3,756,001	120,871
State Street Small/Mid Cap Equity Index Portfolio	437,252	124,210,122	40,950,000	9,611,277	(456,664)	18,769,390	544,543	173,861,571	—
Total		$787,775,926	$403,074,883	$234,625,418	$15,052,257	$119,642,338		$1,090,919,986	$2,371,907
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	225,370	$119,166,872
State Street Small/Mid Cap Equity Index Portfolio	165,640	52,885,578
		172,052,450
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	1,111,435	32,309,415
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	981,552	125,874,231
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $279,494,710)		330,236,096
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b)(c) (Cost $1,752,125)	1,752,125	1,752,125
TOTAL INVESTMENTS — 100.0% (Cost $281,246,835)		331,988,221
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(52,311)
NET ASSETS — 100.0%		$331,935,910

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$330,236,096	$—	$—	$330,236,096
Short-Term Investment	1,752,125	—	—	1,752,125
TOTAL INVESTMENTS	$331,988,221	$—	$—	$331,988,221
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	686,009	$19,907,981	$12,332,652	$519,302	$(236,526)	$824,610	1,111,435	$32,309,415	$636,645
State Street Equity 500 Index II Portfolio	169,129	73,266,623	35,301,033	8,201,512	1,192,384	17,608,344	225,370	119,166,872	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	697,865	78,635,396	36,697,251	3,452,611	(175,942)	14,170,137	981,552	125,874,231	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	722,660	722,660	42,270,414	41,240,949	—	—	1,752,125	1,752,125	41,032
State Street Small/Mid Cap Equity Index Portfolio	113,684	32,294,264	16,411,692	1,093,705	(271,973)	5,545,300	165,640	52,885,578	—
Total		$204,826,924	$143,013,042	$54,508,079	$507,943	$38,148,391		$331,988,221	$677,677
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of September 30, 2024 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended September 30, 2024, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended September 30, 2024, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2024, are disclosed in the Portfolios' or Funds' Schedule of Investments.